UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 - September 30, 2024

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Investor Class | RYKIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.34%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 10.94%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	10.94%	43.03%	6.26%	5.89%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Banking Fund | Investor Class | RYKIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYKIX-093024

Guggenheim Investments	2

Banking Fund

Class A | RYBKX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 10.79%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.79%	42.67%	5.90%	5.58%
Class A (with sales charge)‡	5.52%	35.90%	4.87%	5.07%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Banking Fund | Class A | RYBKX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBKX-093024

Guggenheim Investments	2

Banking Fund

Class C | RYKCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$125	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 10.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	10.36%	41.59%	5.11%	4.79%
Class C (with CDSC)§	9.36%	40.59%	5.11%	4.79%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Banking Fund | Class C | RYKCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYKCX-093024

Guggenheim Investments	2

Banking Fund

Class H | RYKAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$86	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 10.76%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H **	10.76%	42.67%	5.90%	5.57%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Banking Fund | Class H | RYKAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYKAX-093024

Guggenheim Investments	2

Basic Materials Fund

Investor Class | RYBIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 5.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	5.06%	22.04%	11.87%	7.66%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Basic Materials Fund | Investor Class | RYBIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBIX-093024

Guggenheim Investments	2

Basic Materials Fund

Class A | RYBMX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.92%	21.73%	11.59%	7.40%
Class A (with sales charge)‡	-0.06%	15.94%	10.51%	6.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Basic Materials Fund | Class A | RYBMX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBMX-093024

Guggenheim Investments	2

Basic Materials Fund

Class C | RYBCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.53%	20.83%	10.75%	6.59%
Class C (with CDSC)§	3.53%	19.83%	10.75%	6.59%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Basic Materials Fund | Class C | RYBCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBCX-093024

Guggenheim Investments	2

Basic Materials Fund

Class H | RYBAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.92%	21.74%	11.58%	7.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Basic Materials Fund | Class H | RYBAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBAX-093024

Guggenheim Investments	2

Biotechnology Fund

Investor Class | RYOIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 7.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	7.10%	21.62%	8.17%	5.97%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Biotechnology Fund | Investor Class | RYOIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYOIX-093024

Guggenheim Investments	2

Biotechnology Fund

Class A | RYBOX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.95%	21.29%	7.90%	5.70%
Class A (with sales charge)‡	1.87%	15.52%	6.85%	5.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Biotechnology Fund | Class A | RYBOX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBOX-093024

Guggenheim Investments	2

Biotechnology Fund

Class C | RYCFX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.56%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.56%	20.41%	7.09%	4.91%
Class C (with CDSC)§	5.56%	19.41%	7.09%	4.91%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Biotechnology Fund | Class C | RYCFX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCFX-093024

Guggenheim Investments	2

Biotechnology Fund

Class H | RYOAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.96%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	6.96%	21.31%	7.90%	5.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Biotechnology Fund | Class H | RYOAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYOAX-093024

Guggenheim Investments	2

Consumer Products Fund

Investor Class | RYCIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 4.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.53%	15.17%	6.07%	6.48%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Consumer Products Fund | Investor Class | RYCIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCIX-093024

Guggenheim Investments	2

Consumer Products Fund

Class A | RYPDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.41%	14.89%	5.80%	6.22%
Class A (with sales charge)‡	-0.55%	9.43%	4.78%	5.70%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Consumer Products Fund | Class A | RYPDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPDX-093024

Guggenheim Investments	2

Consumer Products Fund

Class C | RYCPX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.00%	14.02%	5.01%	5.42%
Class C (with CDSC)§	3.00%	13.07%	5.01%	5.42%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Consumer Products Fund | Class C | RYCPX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCPX-093024

Guggenheim Investments	2

Consumer Products Fund

Class H | RYCAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H **	4.40%	14.89%	5.80%	6.20%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 31, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Consumer Products Fund | Class H | RYCAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCAX-093024

Guggenheim Investments	2

Electronics Fund

Investor Class | RYSIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 4.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.55%	45.16%	26.86%	21.20%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Electronics Fund | Investor Class | RYSIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSIX-093024

Guggenheim Investments	2

Electronics Fund

Class A | RYELX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.41%	44.80%	26.55%	20.91%
Class A (with sales charge)‡	-0.54%	37.92%	25.32%	20.32%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Electronics Fund | Class A | RYELX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYELX-093024

Guggenheim Investments	2

Electronics Fund

Class C | RYSCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.02%	43.72%	25.60%	20.01%
Class C (with CDSC)§	3.02%	42.72%	25.60%	20.01%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Electronics Fund | Class C | RYSCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSCX-093024

Guggenheim Investments	2

Electronics Fund

Class H | RYSAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.42%	44.80%	26.55%	20.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Electronics Fund | Class H | RYSAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSAX-093024

Guggenheim Investments	2

Energy Fund

Investor Class | RYEIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$66	1.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -7.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-7.36%	-2.19%	10.58%	-1.75%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Fund | Investor Class | RYEIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYEIX-093024

Guggenheim Investments	2

Energy Fund

Class A | RYENX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -7.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-7.48%	-2.44%	10.31%	-1.98%
Class A (with sales charge)‡	-11.87%	-7.07%	9.24%	-2.45%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Energy Fund | Class A | RYENX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYENX-093024

Guggenheim Investments	2

Energy Fund

Class C | RYECX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$114	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -7.82%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-7.82%	-3.17%	9.49%	-2.73%
Class C (with CDSC)§	-8.74%	-4.10%	9.49%	-2.73%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Energy Fund | Class C | RYECX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYECX-093024

Guggenheim Investments	2

Energy Fund

Class H | RYEAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.60%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -7.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	-7.49%	-2.44%	10.31%	-2.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Fund | Class H | RYEAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYEAX-093024

Guggenheim Investments	2

Energy Services Fund

Investor Class | RYVIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$63	1.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -13.84%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-13.84%	-14.20%	3.06%	-11.98%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Services Fund | Investor Class | RYVIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVIX-093024

Guggenheim Investments	2

Energy Services Fund

Class A | RYESX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$76	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -13.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-13.95%	-14.42%	2.79%	-12.21%
Class A (with sales charge)‡	-18.04%	-18.48%	1.80%	-12.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Energy Services Fund | Class A | RYESX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYESX-093024

Guggenheim Investments	2

Energy Services Fund

Class C | RYVCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -14.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-14.27%	-15.05%	2.03%	-12.86%
Class C (with CDSC)§	-15.14%	-15.90%	2.03%	-12.86%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Energy Services Fund | Class C | RYVCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVCX-093024

Guggenheim Investments	2

Energy Services Fund

Class H | RYVAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -13.96%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	-13.96%	-14.42%	2.79%	-12.23%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Services Fund | Class H | RYVAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVAX-093024

Guggenheim Investments	2

Financial Services Fund

Investor Class | RYFIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 9.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	9.49%	38.17%	9.82%	8.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Financial Services Fund | Investor Class | RYFIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFIX-093024

Guggenheim Investments	2

Financial Services Fund

Class A | RYFNX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 9.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.36%	37.83%	9.55%	8.68%
Class A (with sales charge)‡	4.17%	31.29%	8.49%	8.15%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Financial Services Fund | Class A | RYFNX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFNX-093024

Guggenheim Investments	2

Financial Services Fund

Class C | RYFCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 8.94%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	8.94%	36.81%	8.73%	7.87%
Class C (with CDSC)§	7.94%	35.81%	8.73%	7.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Financial Services Fund | Class C | RYFCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFCX-093024

Guggenheim Investments	2

Financial Services Fund

Class H | RYFAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$85	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 9.37%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	9.37%	37.83%	9.55%	8.66%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Financial Services Fund | Class H | RYFAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFAX-093024

Guggenheim Investments	2

Health Care Fund

Investor Class | RYHIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 3.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	3.00%	19.71%	10.80%	8.76%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Health Care Fund | Investor Class | RYHIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHIX-093024

Guggenheim Investments	2

Health Care Fund

Class A | RYHEX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 2.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.86%	19.39%	10.53%	8.48%
Class A (with sales charge)‡	-2.03%	13.72%	9.46%	7.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Health Care Fund | Class A | RYHEX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHEX-093024

Guggenheim Investments	2

Health Care Fund

Class C | RYHCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 2.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	2.47%	18.52%	9.72%	7.68%
Class C (with CDSC)§	1.47%	17.52%	9.72%	7.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Health Care Fund | Class C | RYHCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHCX-093024

Guggenheim Investments	2

Health Care Fund

Class H | RYHAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 2.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	2.85%	19.41%	10.54%	8.46%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 20, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Health Care Fund | Class H | RYHAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHAX-093024

Guggenheim Investments	2

Internet Fund

Investor Class | RYIIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 7.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	7.59%	32.61%	9.23%	10.49%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Internet Fund | Investor Class | RYIIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIIX-093024

Guggenheim Investments	2

Internet Fund

Class A | RYINX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 7.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	7.47%	32.29%	8.96%	10.22%
Class A (with sales charge)‡	2.37%	26.00%	7.90%	9.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Internet Fund | Class A | RYINX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYINX-093024

Guggenheim Investments	2

Internet Fund

Class C | RYICX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 7.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	7.07%	31.30%	8.14%	9.39%
Class C (with CDSC)§	6.07%	30.30%	8.14%	9.39%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Internet Fund | Class C | RYICX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYICX-093024

Guggenheim Investments	2

Internet Fund

Class H | RYIAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 7.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	7.47%	32.30%	8.96%	10.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 20, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Internet Fund | Class H | RYIAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIAX-093024

Guggenheim Investments	2

Leisure Fund

Investor Class | RYLIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 5.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	5.78%	22.50%	6.04%	6.91%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Leisure Fund | Investor Class | RYLIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLIX-093024

Guggenheim Investments	2

Leisure Fund

Class A | RYLSX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.67%	22.19%	5.77%	6.64%
Class A (with sales charge)‡	0.65%	16.38%	4.74%	6.12%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Leisure Fund | Class A | RYLSX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLSX-093024

Guggenheim Investments	2

Leisure Fund

Class C | RYLCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.24%	21.26%	4.98%	5.84%
Class C (with CDSC)§	4.24%	20.26%	4.98%	5.84%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Leisure Fund | Class C | RYLCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLCX-093024

Guggenheim Investments	2

Leisure Fund

Class H | RYLAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.61%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	5.67%	22.19%	5.77%	6.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Leisure Fund | Class H | RYLAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLAX-093024

Guggenheim Investments	2

Precious Metals Fund

Investor Class | RYPMX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 25.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	25.15%	49.03%	11.96%	6.74%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Precious Metals Fund | Investor Class | RYPMX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPMX-093024

Guggenheim Investments	2

Precious Metals Fund

Class A | RYMNX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 24.96%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	24.96%	48.64%	11.68%	6.46%
Class A (with sales charge)‡	19.03%	41.59%	10.60%	5.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Precious Metals Fund | Class A | RYMNX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMNX-093024

Guggenheim Investments	2

Precious Metals Fund

Class C | RYZCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$127	2.26%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 24.55%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	24.55%	47.57%	10.85%	5.69%
Class C (with CDSC)§	23.55%	46.57%	10.85%	5.69%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Precious Metals Fund | Class C | RYZCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYZCX-093024

Guggenheim Investments	2

Precious Metals Fund

Class H | RYMPX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$86	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 24.99%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	24.99%	48.63%	11.67%	6.43%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Precious Metals Fund | Class H | RYMPX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMPX-093024

Guggenheim Investments	2

Real Estate Fund

Class A | RYREX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 14.86%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 16.21% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care REITs, retail REITs, and multi-family residential REITs. Those that detracted the most were hotel & resort REITs, real estate operating companies, and timber REITs. The holdings that contributed the most to performance were Welltower Inc., Iron Mountain, Inc., and Ventas, Inc. Those that detracted the most were CoStar Group, Inc., Host Hotels & Resorts, Inc., and DigitalBridge Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	14.86%	33.45%	3.18%	5.18%
Class A (with sales charge)‡	9.39%	27.11%	2.18%	4.67%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI U.S. REIT Index	16.21%	34.38%	5.47%	7.77%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,638,431
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	114%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Real Estate Fund | Class A | RYREX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYREX-093024

Guggenheim Investments	2

Real Estate Fund

Class C | RYCRX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$126	2.35%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 14.46%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 16.21% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care REITs, retail REITs, and multi-family residential REITs. Those that detracted the most were hotel & resort REITs, real estate operating companies, and timber REITs. The holdings that contributed the most to performance were Welltower Inc., Iron Mountain, Inc., and Ventas, Inc. Those that detracted the most were CoStar Group, Inc., Host Hotels & Resorts, Inc., and DigitalBridge Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	14.46%	32.43%	2.56%	4.47%
Class C (with CDSC)§	13.46%	31.43%	2.56%	4.47%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI U.S. REIT Index	16.21%	34.38%	5.47%	7.77%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,638,431
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	114%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Real Estate Fund | Class C | RYCRX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCRX-093024

Guggenheim Investments	2

Real Estate Fund

Class H | RYHRX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 14.86%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 16.21% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care REITs, retail REITs, and multi-family residential REITs. Those that detracted the most were hotel & resort REITs, real estate operating companies, and timber REITs. The holdings that contributed the most to performance were Welltower Inc., Iron Mountain, Inc., and Ventas, Inc. Those that detracted the most were CoStar Group, Inc., Host Hotels & Resorts, Inc., and DigitalBridge Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	14.86%	33.46%	3.19%	5.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI U.S. REIT Index	16.21%	34.38%	5.47%	7.77%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,638,431
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	114%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Real Estate Fund | Class H | RYHRX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHRX-093024

Guggenheim Investments	2

Retailing Fund

Investor Class | RYRIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 4.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.45%	33.57%	11.42%	9.44%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Retailing Fund | Investor Class | RYRIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRIX-093024

Guggenheim Investments	2

Retailing Fund

Class A | RYRTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.33%	33.24%	11.15%	9.18%
Class A (with sales charge)‡	-0.62%	26.89%	10.07%	8.65%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Retailing Fund | Class A | RYRTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRTX-093024

Guggenheim Investments	2

Retailing Fund

Class C | RYRCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 3.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	3.92%	32.24%	10.31%	8.35%
Class C (with CDSC)§	2.92%	31.24%	10.31%	8.35%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Retailing Fund | Class C | RYRCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRCX-093024

Guggenheim Investments	2

Retailing Fund

Class H | RYRAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.33%	33.22%	11.14%	9.16%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Retailing Fund | Class H | RYRAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRAX-093024

Guggenheim Investments	2

Technology Fund

Investor Class | RYTIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 6.34%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	6.34%	37.63%	17.81%	16.02%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Technology Fund | Investor Class | RYTIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTIX-093024

Guggenheim Investments	2

Technology Fund

Class A | RYTHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.21%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.21%	37.29%	17.52%	15.74%
Class A (with sales charge)‡	1.17%	30.77%	16.38%	15.18%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Technology Fund | Class A | RYTHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTHX-093024

Guggenheim Investments	2

Technology Fund

Class C | RYCHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.82%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.82%	36.28%	16.64%	14.88%
Class C (with CDSC)§	4.82%	35.28%	16.64%	14.88%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Technology Fund | Class C | RYCHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCHX-093024

Guggenheim Investments	2

Technology Fund

Class H | RYTAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	6.20%	37.29%	17.52%	15.71%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Technology Fund | Class H | RYTAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTAX-093024

Guggenheim Investments	2

Telecommunications Fund

Investor Class | RYMIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$74	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 16.67%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	16.67%	23.27%	2.13%	3.07%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Telecommunications Fund | Investor Class | RYMIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMIX-093024

Guggenheim Investments	2

Telecommunications Fund

Class A | RYTLX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 16.53%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	16.53%	22.97%	1.88%	2.80%
Class A (with sales charge)‡	11.00%	17.12%	0.89%	2.30%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Telecommunications Fund | Class A | RYTLX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTLX-093024

Guggenheim Investments	2

Telecommunications Fund

Class C | RYCSX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$128	2.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 16.21%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	16.21%	22.04%	1.11%	2.03%
Class C (with CDSC)§	15.21%	21.04%	1.11%	2.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Telecommunications Fund | Class C | RYCSX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCSX-093024

Guggenheim Investments	2

Telecommunications Fund

Class H | RYMAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 16.53%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	16.53%	22.94%	1.87%	2.81%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Telecommunications Fund | Class H | RYMAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMAX-093024

Guggenheim Investments	2

Transportation Fund

Investor Class | RYPIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$67	1.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -2.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-2.14%	3.46%	8.34%	6.32%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Transportation Fund | Investor Class | RYPIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPIX-093024

Guggenheim Investments	2

Transportation Fund

Class A | RYTSX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -2.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.26%	3.20%	8.07%	6.05%
Class A (with sales charge)‡	-6.90%	-1.70%	7.03%	5.54%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Transportation Fund | Class A | RYTSX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTSX-093024

Guggenheim Investments	2

Transportation Fund

Class C | RYCNX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -2.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.62%	2.42%	7.26%	5.26%
Class C (with CDSC)§	-3.59%	1.42%	7.26%	5.26%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Transportation Fund | Class C | RYCNX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCNX-093024

Guggenheim Investments	2

Transportation Fund

Class H | RYPAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -2.28%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	-2.28%	3.21%	8.08%	6.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 20, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Transportation Fund | Class H | RYPAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPAX-093024

Guggenheim Investments	2

Utilities Fund

Investor Class | RYUIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$77	1.38%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 21.68%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	21.68%	37.83%	5.52%	8.24%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Utilities Fund | Investor Class | RYUIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUIX-093024

Guggenheim Investments	2

Utilities Fund

Class A | RYUTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 21.54%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	21.54%	37.46%	5.26%	7.97%
Class A (with sales charge)‡	15.77%	30.92%	4.24%	7.44%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Utilities Fund | Class A | RYUTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUTX-093024

Guggenheim Investments	2

Utilities Fund

Class C | RYCUX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$131	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 21.09%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	21.09%	36.47%	4.47%	7.17%
Class C (with CDSC)§	20.09%	35.47%	4.47%	7.17%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Utilities Fund | Class C | RYCUX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCUX-093024

Guggenheim Investments	2

Utilities Fund

Class H | RYAUX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 21.55%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	21.55%	37.51%	5.26%	7.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Utilities Fund | Class H | RYAUX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAUX-093024

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class A | RYDAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.57%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index) were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class A (without sales charge)	6.52%	26.83%	9.78%	10.80%
Class A (with sales charge)‡	1.46%	20.80%	8.72%	10.19%
S&P 500 Index	10.42%	36.35%	15.98%	14.13%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.73%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$19,720,259
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class A | RYDAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDAX-093024

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class C | RYDKX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.32%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.12%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index) were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class C (without CDSC)	6.12%	25.88%	8.96%	9.98%
Class C (with CDSC)§	5.12%	24.88%	8.96%	9.98%
S&P 500 Index	10.42%	36.35%	15.98%	14.13%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.73%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$19,720,259
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class C | RYDKX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDKX-093024

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class H | RYDHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.57%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index) were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class H	6.53%	26.83%	9.78%	10.81%
S&P 500 Index	10.42%	36.35%	15.98%	14.13%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.73%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$19,720,259
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class H | RYDHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDHX-093024

Guggenheim Investments	2

Nova Fund

Investor Class | RYNVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024.You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$68	1.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 13.18%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	13.18%	51.59%	18.89%	16.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Nova Fund | Investor Class | RYNVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYNVX-093024

Guggenheim Investments	2

Nova Fund

Class A | RYANX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 13.04%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	13.04%	51.23%	18.61%	15.76%
Class A (with sales charge)‡	7.67%	44.04%	17.46%	15.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Nova Fund | Class A | RYANX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYANX-093024

Guggenheim Investments	2

Nova Fund

Class C | RYNCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 12.62%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	12.62%	50.09%	17.71%	14.90%
Class C (with CDSC)§	11.62%	49.09%	17.71%	14.90%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Nova Fund | Class C | RYNCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYNCX-093024

Guggenheim Investments	2

Nova Fund

Class H | RYNHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.53%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 13.04%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	13.04%	51.23%	18.60%	15.77%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Nova Fund | Class H | RYNHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYNHX-093024

Guggenheim Investments	2

S&P 500® Fund

Class A | RYSOX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 9.54%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.54%	34.11%	14.01%	11.46%
Class A (with sales charge)‡	4.34%	27.75%	12.91%	10.92%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$239,541,929
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	50%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Fund | Class A | RYSOX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSOX-093024

Guggenheim Investments	2

S&P 500® Fund

Class C | RYSYX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.33%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 9.13%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.13%	33.11%	13.17%	10.63%
Class C (with CDSC)§	8.13%	32.11%	13.17%	10.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$239,541,929
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	50%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Fund | Class C | RYSYX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSYX-093024

Guggenheim Investments	2

S&P 500® Fund

Class H | RYSPX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.59%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 9.54%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	9.54%	34.11%	14.02%	11.46%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$239,541,929
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	50%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Fund | Class H | RYSPX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSPX-093024

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Investor Class | RYURX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$67	1.38%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -5.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-5.57%	-20.01%	-14.38%	-12.45%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Investor Class | RYURX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYURX-093024

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class A | RYARX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -5.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.66%	-20.15%	-14.60%	-12.68%
Class A (with sales charge)‡	-10.13%	-23.94%	-15.42%	-13.10%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class A | RYARX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYARX-093024

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class C | RYUCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$115	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -6.04%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.04%	-20.78%	-15.23%	-13.33%
Class C (with CDSC)§	-6.98%	-21.55%	-15.23%	-13.33%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class C | RYUCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUCX-093024

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class H | RYUHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$79	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -5.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-5.70%	-20.20%	-14.58%	-12.67%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class H | RYUHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUHX-093024

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class A | RMQAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$67	1.24%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 16.17%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nasdaq-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (11.28.14)
Class A (without sales charge)	16.17%	71.51%	35.70%	30.06%
Class A (with sales charge)‡	10.65%	63.36%	34.39%	29.42%
S&P 500 Index	10.42%	36.35%	15.98%	13.03%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.00%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$791,202,446
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	248%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | RMQAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RMQAX-093024

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class C | RMQCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$108	1.99%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 15.71%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nasdaq-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (11.28.14)
Class C (without CDSC)	15.71%	70.23%	34.67%	29.06%
Class C (with CDSC)§	14.72%	69.23%	34.67%	29.06%
S&P 500 Index	10.42%	36.35%	15.98%	13.03%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.00%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$791,202,446
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	248%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | RMQCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RMQCX-093024

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class H | RMQHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$68	1.26%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 16.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nasdaq-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (11.28.14)
Class H	16.15%	71.48%	35.67%	30.36%
S&P 500 Index	10.42%	36.35%	15.98%	13.03%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.00%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$791,202,446
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	248%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | RMQHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RMQHX-093024

Guggenheim Investments	2

NASDAQ-100 Fund

Investor Class | RYOCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$65	1.23%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 9.69%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	9.69%	35.88%	20.40%	17.00%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100 Fund | Investor Class | RYOCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYOCX-093024

Guggenheim Investments	2

NASDAQ-100 Fund

Class A | RYATX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.48%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 9.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.57%	35.54%	20.10%	16.70%
Class A (with sales charge)‡	4.37%	29.11%	18.94%	16.13%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

NASDAQ-100 Fund | Class A | RYATX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYATX-093024

Guggenheim Investments	2

NASDAQ-100 Fund

Class C | RYCOX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$116	2.22%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 9.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.14%	34.53%	19.20%	15.84%
Class C (with CDSC)§	8.14%	33.53%	19.20%	15.84%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

NASDAQ-100 Fund | Class C | RYCOX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCOX-093024

Guggenheim Investments	2

NASDAQ-100 Fund

Class H | RYHOX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.48%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 9.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	9.55%	35.56%	20.09%	16.69%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100 Fund | Class H | RYHOX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHOX-093024

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Investor Class | RYAIX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.45%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -6.80%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-6.80%	-22.44%	-20.43%	-17.60%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Investor Class | RYAIX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAIX-093024

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class A | RYAPX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -6.89%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-6.89%	-22.66%	-20.64%	-17.69%
Class A (with sales charge)‡	-11.31%	-26.35%	-21.40%	-18.09%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class A | RYAPX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAPX-093024

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class C | RYACX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.47%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -7.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-7.29%	-23.23%	-21.23%	-18.43%
Class C (with CDSC)§	-8.22%	-23.95%	-21.23%	-18.43%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class C | RYACX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYACX-093024

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class H | RYALX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.72%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -6.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-6.93%	-22.66%	-20.65%	-17.82%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class H | RYALX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYALX-093024

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class A | RYAKX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.46%	34.61%	8.14%	8.57%
Class A (with sales charge)‡	0.45%	28.22%	7.09%	8.05%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$6,507,881
Total Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	9%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class A | RYAKX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAKX-093024

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class C | RYCMX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.32%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.06%	33.59%	7.32%	7.76%
Class C (with CDSC)§	4.06%	32.59%	7.32%	7.76%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$6,507,881
Total Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	9%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class C | RYCMX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCMX-093024

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class H | RYMKX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$85	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.46%	34.60%	8.13%	8.55%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$6,507,881
Total Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	9%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class H | RYMKX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMKX-093024

Guggenheim Investments	2

Russell 2000® Fund

Class A | RYRRX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.59%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index) were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.92%	24.82%	7.62%	6.97%
Class A (with sales charge)‡	-0.06%	18.88%	6.58%	6.45%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$16,707,395
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® Fund | Class A | RYRRX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRRX-093024

Guggenheim Investments	2

Russell 2000® Fund

Class C | RYROX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.33%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index) were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.55%	23.92%	6.81%	6.17%
Class C (with CDSC)§	3.55%	22.92%	6.81%	6.17%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$16,707,395
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® Fund | Class C | RYROX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYROX-093024

Guggenheim Investments	2

Russell 2000® Fund

Class H | RYRHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index) were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H **	4.93%	24.83%	7.63%	6.97%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$16,707,395
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® Fund | Class H | RYRHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRHX-093024

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class A | RYAFX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.61%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -2.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.66%	-16.70%	-12.63%	-11.20%
Class A (with sales charge)‡	-7.27%	-20.66%	-13.48%	-11.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,937,657
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class A | RYAFX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAFX-093024

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class C | RYCQX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$136	2.75%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -3.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.02%	-17.31%	-13.28%	-11.87%
Class C (with CDSC)§	-3.99%	-18.07%	-13.28%	-11.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,937,657
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class C | RYCQX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCQX-093024

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class H | RYSHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.61%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -2.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-2.67%	-16.70%	-12.62%	-11.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,937,657
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class H | RYSHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSHX-093024

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class A | RYLGX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 7.11% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Growth Index (the "Index") were Information Technology, Consumer Discretionary, and Financials. Those that detracted the most were Materials, Energy, and Industrials. The holdings that contributed the most to the return of the Index were NVIDIA Corp., Monolithic Power Systems, Inc., and Arista Networks, Inc. Those that detracted the most were Super Micro Computer, Inc., CrowdStrike Holdings, Inc. – Class A, and Celanese Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.33%	29.15%	9.94%	9.06%
Class A (with sales charge)‡	1.28%	23.02%	8.88%	8.53%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Growth Index	7.11%	31.35%	11.73%	10.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$148,364,907
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	147%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class A | RYLGX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLGX-093024

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class C | RYGRX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.27%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 7.11% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Growth Index (the "Index") were Information Technology, Consumer Discretionary, and Financials. Those that detracted the most were Materials, Energy, and Industrials. The holdings that contributed the most to the return of the Index were NVIDIA Corp., Monolithic Power Systems, Inc., and Arista Networks, Inc. Those that detracted the most were Super Micro Computer, Inc., CrowdStrike Holdings, Inc. – Class A, and Celanese Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.93%	28.20%	9.12%	8.24%
Class C (with CDSC)§	4.93%	27.20%	9.12%	8.24%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Growth Index	7.11%	31.35%	11.73%	10.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$148,364,907
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	147%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class C | RYGRX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYGRX-093024

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class H | RYAWX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.32%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 7.11% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Growth Index (the "Index") were Information Technology, Consumer Discretionary, and Financials. Those that detracted the most were Materials, Energy, and Industrials. The holdings that contributed the most to the return of the Index were NVIDIA Corp., Monolithic Power Systems, Inc., and Arista Networks, Inc. Those that detracted the most were Super Micro Computer, Inc., CrowdStrike Holdings, Inc. – Class A, and Celanese Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	6.32%	29.16%	9.95%	9.06%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Growth Index	7.11%	31.35%	11.73%	10.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$148,364,907
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	147%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class H | RYAWX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAWX-093024

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class A | RYLVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 0.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 1.78% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Value Index (the "Index") were Financials, Utilities, and Materials. Those that detracted the most were Consumer Staples, Energy, and Health Care. The holdings that contributed the most to the return of the Index were Mohawk Industries, Inc., United Airlines Holdings, Inc., and NRG Energy, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.78%	21.83%	7.47%	6.23%
Class A (with sales charge)‡	-4.01%	16.04%	6.43%	5.71%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Value Index	1.78%	24.05%	9.39%	8.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$10,323,235
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	1,071%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class A | RYLVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLVX-093024

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class C | RYVVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$114	2.27%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 0.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 1.78% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Value Index (the "Index") were Financials, Utilities, and Materials. Those that detracted the most were Consumer Staples, Energy, and Health Care. The holdings that contributed the most to the return of the Index were Mohawk Industries, Inc., United Airlines Holdings, Inc., and NRG Energy, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.40%	20.92%	6.67%	5.43%
Class C (with CDSC)§	-0.60%	19.92%	6.67%	5.43%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Value Index	1.78%	24.05%	9.39%	8.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$10,323,235
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	1,071%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class C | RYVVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVVX-093024

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class H | RYZAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 0.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 1.78% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Value Index (the "Index") were Financials, Utilities, and Materials. Those that detracted the most were Consumer Staples, Energy, and Health Care. The holdings that contributed the most to the return of the Index were Mohawk Industries, Inc., United Airlines Holdings, Inc., and NRG Energy, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	0.78%	21.84%	7.48%	6.23%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Value Index	1.78%	24.05%	9.39%	8.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$10,323,235
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	1,071%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class H | RYZAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYZAX-093024

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class A | RYMGX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -3.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -2.68% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Growth Index (the "Index") were Consumer Discretionary, Industrials, and Utilities. Those that detracted the most were Consumer Staples, Energy, and Materials. The holdings that contributed the most to the return of the Index were Duolingo, Inc. – Class A, CNX Resources Corp., and Lantheus Holdings, Inc. Those that detracted the most were Celsius Holdings, Inc., e.l.f. Beauty, Inc., and Weatherford International Plc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.45%	24.39%	10.80%	6.52%
Class A (with sales charge)‡	-8.04%	18.47%	9.73%	6.01%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Growth Index	-2.68%	26.75%	12.59%	8.16%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$32,826,126
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	498%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class A | RYMGX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMGX-093024

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class C | RYCKX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$111	2.26%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -3.80%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -2.68% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Growth Index (the "Index") were Consumer Discretionary, Industrials, and Utilities. Those that detracted the most were Consumer Staples, Energy, and Materials. The holdings that contributed the most to the return of the Index were Duolingo, Inc. – Class A, CNX Resources Corp., and Lantheus Holdings, Inc. Those that detracted the most were Celsius Holdings, Inc., e.l.f. Beauty, Inc., and Weatherford International Plc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.80%	23.45%	9.98%	5.73%
Class C (with CDSC)§	-4.77%	22.45%	9.98%	5.73%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Growth Index	-2.68%	26.75%	12.59%	8.16%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$32,826,126
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	498%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class C | RYCKX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCKX-093024

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class H | RYBHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$74	1.50%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -3.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -2.68% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Growth Index (the "Index") were Consumer Discretionary, Industrials, and Utilities. Those that detracted the most were Consumer Staples, Energy, and Materials. The holdings that contributed the most to the return of the Index were Duolingo, Inc. – Class A, CNX Resources Corp., and Lantheus Holdings, Inc. Those that detracted the most were Celsius Holdings, Inc., e.l.f. Beauty, Inc., and Weatherford International Plc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-3.42%	24.40%	10.79%	6.52%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Growth Index	-2.68%	26.75%	12.59%	8.16%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$32,826,126
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	498%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class H | RYBHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBHX-093024

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class A | RYMVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$76	1.53%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -0.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 0.03% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Value Index (the "Index") were Financials, Real Estate, and Consumer Staples. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., Jones Lang LaSalle, Inc., and MasTec, Inc. Those that detracted the most were PBF Energy, Inc. – Class A, Hertz Global Holdings, Inc., and Cleveland-Cliffs, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.58%	20.23%	13.28%	8.66%
Class A (with sales charge)‡	-5.30%	14.52%	12.18%	8.14%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Value Index	0.03%	22.29%	15.66%	10.89%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,397,960
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	46%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class A | RYMVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMVX-093024

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class C | RYMMX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$113	2.27%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -0.97%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 0.03% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Value Index (the "Index") were Financials, Real Estate, and Consumer Staples. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., Jones Lang LaSalle, Inc., and MasTec, Inc. Those that detracted the most were PBF Energy, Inc. – Class A, Hertz Global Holdings, Inc., and Cleveland-Cliffs, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.97%	19.33%	12.43%	7.85%
Class C (with CDSC)§	-1.96%	18.33%	12.43%	7.85%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Value Index	0.03%	22.29%	15.66%	10.89%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,397,960
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	46%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class C | RYMMX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMMX-093024

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class H | RYAVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -0.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 0.03% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Value Index (the "Index") were Financials, Real Estate, and Consumer Staples. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., Jones Lang LaSalle, Inc., and MasTec, Inc. Those that detracted the most were PBF Energy, Inc. – Class A, Hertz Global Holdings, Inc., and Cleveland-Cliffs, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-0.59%	20.26%	13.29%	8.67%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Value Index	0.03%	22.29%	15.66%	10.89%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,397,960
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	46%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class H | RYAVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAVX-093024

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class A | RYSVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	1.53%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 1.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 2.44% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Value Index (the "Index") were Financials, Communication Services, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Materials, and Industrials. The holdings that contributed the most to the return of the Index were Lumen Technologies, Inc., EchoStar Corp. – Class A, and Benchmark Electronics, Inc. Those that detracted the most were Advance Auto Parts, Inc., Xerox Holdings Corp., and Clearwater Paper Corp. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.39%	19.82%	10.31%	5.65%
Class A (with sales charge)‡	-3.43%	14.13%	9.25%	5.13%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Value Index	2.44%	21.93%	12.92%	7.97%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,590,615
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	901%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class A | RYSVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSVX-093024

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class C | RYYCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$115	2.29%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 1.01%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 2.44% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Value Index (the "Index") were Financials, Communication Services, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Materials, and Industrials. The holdings that contributed the most to the return of the Index were Lumen Technologies, Inc., EchoStar Corp. – Class A, and Benchmark Electronics, Inc. Those that detracted the most were Advance Auto Parts, Inc., Xerox Holdings Corp., and Clearwater Paper Corp. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.01%	18.94%	9.50%	4.86%
Class C (with CDSC)§	0.01%	17.94%	9.50%	4.86%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Value Index	2.44%	21.93%	12.92%	7.97%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,590,615
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	901%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class C | RYYCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYYCX-093024

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class H | RYAZX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 1.38%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 2.44% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Value Index (the "Index") were Financials, Communication Services, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Materials, and Industrials. The holdings that contributed the most to the return of the Index were Lumen Technologies, Inc., EchoStar Corp. – Class A, and Benchmark Electronics, Inc. Those that detracted the most were Advance Auto Parts, Inc., Xerox Holdings Corp., and Clearwater Paper Corp. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	1.38%	19.80%	10.30%	5.66%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Value Index	2.44%	21.93%	12.92%	7.97%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,590,615
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	901%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class H | RYAZX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAZX-093024

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class A | RYSGX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.53%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 6.47% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Growth Index (the "Index") were Consumer Discretionary, Financials, and Materials. The only sectors that detracted were Energy and Utilities. The holdings that contributed the most to the return of the Index were Boot Barn Holdings, Inc., Carpenter Technology Corp., and Cinemark Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., Dave & Buster's Entertainment, Inc., and TripAdvisor, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.33%	27.12%	7.29%	6.70%
Class A (with sales charge)‡	0.33%	21.08%	6.25%	6.18%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Growth Index	6.47%	29.59%	9.15%	8.60%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,083,898
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	1,548%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class A | RYSGX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSGX-093024

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class C | RYWCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.90%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 6.47% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Growth Index (the "Index") were Consumer Discretionary, Financials, and Materials. The only sectors that detracted were Energy and Utilities. The holdings that contributed the most to the return of the Index were Boot Barn Holdings, Inc., Carpenter Technology Corp., and Cinemark Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., Dave & Buster's Entertainment, Inc., and TripAdvisor, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.90%	26.15%	6.48%	5.90%
Class C (with CDSC)§	3.90%	25.15%	6.48%	5.90%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Growth Index	6.47%	29.59%	9.15%	8.60%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,083,898
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	1,548%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class C | RYWCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWCX-093024

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class H | RYWAX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$79	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 6.47% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Growth Index (the "Index") were Consumer Discretionary, Financials, and Materials. The only sectors that detracted were Energy and Utilities. The holdings that contributed the most to the return of the Index were Boot Barn Holdings, Inc., Carpenter Technology Corp., and Cinemark Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., Dave & Buster's Entertainment, Inc., and TripAdvisor, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the Reporting Period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.26%	27.05%	7.25%	6.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Growth Index	6.47%	29.59%	9.15%	8.60%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,083,898
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	1,548%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class H | RYWAX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWAX-093024

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class A | RYAHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 2.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.10%	35.49%	11.63%	10.91%
Class A (with sales charge)‡	-2.75%	29.05%	10.55%	10.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,554,017
Total Number of Portfolio Holdings	413
Portfolio Turnover Rate	29%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class A | RYAHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAHX-093024

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class C | RYDCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 1.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.72%	34.47%	10.80%	10.08%
Class C (with CDSC)§	0.72%	33.47%	10.80%	10.08%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,554,017
Total Number of Portfolio Holdings	413
Portfolio Turnover Rate	29%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class C | RYDCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDCX-093024

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class H | RYMDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 2.09%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	2.09%	35.48%	11.63%	10.93%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,554,017
Total Number of Portfolio Holdings	413
Portfolio Turnover Rate	29%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class H | RYMDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMDX-093024

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class A | RYAGX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 0.04%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.04%	-15.70%	-13.28%	-11.39%
Class A (with sales charge)‡	-4.71%	-19.71%	-14.11%	-11.82%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$264,430
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class A | RYAGX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAGX-093024

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class C | RYCLX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 0.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.41%	-15.08%	-13.29%	-11.77%
Class C (with CDSC)§	-0.59%	-15.86%	-13.29%	-11.77%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$264,430
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class C | RYCLX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCLX-093024

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class H | RYMHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.59%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 0.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	0.02%	-15.72%	-13.27%	-11.36%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$264,430
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class H | RYMHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMHX-093024

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class A | RYIEX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.57%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.03%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.54% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the ICE BofA BBB & Lower Sovereign External Debt Index (its ancillary index). The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Some countries did experience wider credit default swap spreads as economic risks remained elevated. The emerging markets countries that experienced some of the larger increases in credit default swap spreads were Nigeria, Egypt and Mexico. Argentina, South Africa and Türkiye experienced some of the larger decreases in credit default swap spreads, benefitting from improving monetary positions and increased confidence in political leadership.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.03%	16.58%	-0.93%	0.90%
Class A (with sales charge)‡	0.99%	11.03%	-1.89%	0.41%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.54%	16.93%	1.35%	3.18%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.23%	20.93%	0.95%	3.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$696,130
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class A | RYIEX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.
Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIEX-093024

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class C | RYFTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.36%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.58%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.54% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the ICE BofA BBB & Lower Sovereign External Debt Index (its ancillary index). The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Some countries did experience wider credit default swap spreads as economic risks remained elevated. The emerging markets countries that experienced some of the larger increases in credit default swap spreads were Nigeria, Egypt and Mexico. Argentina, South Africa and Türkiye experienced some of the larger decreases in credit default swap spreads, benefitting from improving monetary positions and increased confidence in political leadership.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.58%	15.70%	-1.67%	0.11%
Class C (with CDSC)§	4.58%	14.70%	-1.67%	0.11%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.54%	16.93%	1.35%	3.18%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.23%	20.93%	0.95%	3.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$696,130
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class C | RYFTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFTX-093024

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class H | RYGTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.01%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.54% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the ICE BofA BBB & Lower Sovereign External Debt Index (its ancillary index). The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Some countries did experience wider credit default swap spreads as economic risks remained elevated. The emerging markets countries that experienced some of the larger increases in credit default swap spreads were Nigeria, Egypt and Mexico. Argentina, South Africa and Türkiye experienced some of the larger decreases in credit default swap spreads, benefitting from improving monetary positions and increased confidence in political leadership.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	6.01%	16.61%	-0.90%	0.91%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.54%	16.93%	1.35%	3.18%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.23%	20.93%	0.95%	3.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$696,130
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class H | RYGTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYGTX-093024

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Investor Class | RYGBX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$50	0.98%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 5.29%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	5.29%	14.67%	-8.93%	-1.23%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Year Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Investor Class | RYGBX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYGBX-093024

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class A | RYABX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$64	1.24%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.17%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.17%	14.38%	-9.20%	-1.48%
Class A (with sales charge)‡	0.18%	8.93%	-10.08%	-1.96%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Year Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class A | RYABX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYABX-093024

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class C | RYCGX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$102	1.99%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.78%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.78%	13.56%	-9.88%	-2.22%
Class C (with CDSC)§	3.78%	12.56%	-9.88%	-2.22%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Year Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class C | RYCGX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCGX-093024

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class H | RYHBX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$63	1.22%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.07%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.07%	14.46%	-9.18%	-1.46%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Year Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class H | RYHBX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHBX-093024

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Investor Class | RYJUX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$239	4.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -1.23%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-1.23%	-5.37%	6.20%	-0.81%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Yr. Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Investor Class | RYJUX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJUX-093024

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class A | RYAQX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$251	5.05%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -1.35%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.35%	-5.61%	5.94%	-1.05%
Class A (with sales charge)‡	-6.04%	-10.10%	4.92%	-1.53%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Yr. Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class A | RYAQX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAQX-093024

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class C | RYJCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$288	5.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -1.73%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.73%	-6.32%	5.15%	-1.79%
Class C (with CDSC)§	-2.70%	-7.24%	5.15%	-1.79%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Yr. Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class C | RYJCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJCX-093024

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class H | RYHJX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$251	5.05%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -1.35%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-1.35%	-5.61%	5.98%	-1.00%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Yr. Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class H | RYHJX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHJX-093024

Guggenheim Investments	2

High Yield Strategy Fund

Class A | RYHDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund outperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of 100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.66%	18.12%	2.30%	3.91%
Class A (with sales charge)‡	1.59%	12.50%	1.31%	3.41%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$61,712,879
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

High Yield Strategy Fund | Class A | RYHDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHDX-093024

Guggenheim Investments	2

High Yield Strategy Fund

Class C | RYHHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.26%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.24%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of 100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.24%	17.23%	1.54%	3.13%
Class C (with CDSC)§	5.24%	16.23%	1.54%	3.13%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$61,712,879
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

High Yield Strategy Fund | Class C | RYHHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHHX-093024

Guggenheim Investments	2

High Yield Strategy Fund

Class H | RYHGX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$79	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund outperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of 100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	6.66%	18.11%	2.31%	3.88%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$61,712,879
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

High Yield Strategy Fund | Class H | RYHGX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHGX-093024

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class A | RYILX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$74	1.50%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -2.62%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of -100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.62%	-8.68%	-2.16%	-4.58%
Class A (with sales charge)‡	-7.25%	-13.02%	-3.11%	-5.05%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,553,220
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class A | RYILX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYILX-093024

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class C | RYIYX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$111	2.25%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -2.96%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of -100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.96%	-9.36%	-2.89%	-5.25%
Class C (with CDSC)§	-3.94%	-10.27%	-2.89%	-5.25%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,553,220
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class C | RYIYX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIYX-093024

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class H | RYIHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$74	1.50%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -2.59%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of -100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-2.59%	-8.69%	-2.12%	-4.40%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$5,553,220
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class H | RYIHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIHX-093024

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class A | RYWTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$100	1.77%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 26.43%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	26.43%	51.36%	3.63%	-0.25%
Class A (with sales charge)‡	20.42%	44.17%	2.63%	-0.73%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$3,069,904
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	469%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class A | RYWTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification3 (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	55.9%
Taiwan, Province of China	9.7%
Cayman Islands	9.1%
India	7.7%
China	6.7%
Brazil	5.6%
Republic of Korea	2.2%
Other	3.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWTX-093024

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class C | RYWUX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$143	2.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 25.94%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	25.94%	50.18%	2.84%	-1.01%
Class C (with CDSC)§	24.94%	49.18%	2.84%	-1.01%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$3,069,904
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	469%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class C | RYWUX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification3 (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	55.9%
Taiwan, Province of China	9.7%
Cayman Islands	9.1%
India	7.7%
China	6.7%
Brazil	5.6%
Republic of Korea	2.2%
Other	3.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWUX-093024

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class H | RYWVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$102	1.79%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 26.32%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	26.32%	51.09%	3.55%	-0.31%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$3,069,904
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	469%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class H | RYWVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification3 (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	55.9%
Taiwan, Province of China	9.7%
Cayman Islands	9.1%
India	7.7%
China	6.7%
Brazil	5.6%
Republic of Korea	2.2%
Other	3.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWVX-093024

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class A | RYWWX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.73%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -26.82%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-26.82%	-41.50%	-28.12%	-21.09%
Class A (with sales charge)‡	-30.30%	-44.26%	-28.82%	-21.47%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$382,753
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class A | RYWWX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWWX-093024

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class C | RYWZX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -27.11%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-27.11%	-41.93%	-28.32%	-21.51%
Class C (with CDSC)§	-27.84%	-42.49%	-28.32%	-21.51%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$382,753
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class C | RYWZX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWZX-093024

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class H | RYWYX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$75	1.72%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -26.99%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-26.99%	-41.63%	-27.90%	-21.02%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$382,753
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class H | RYWYX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWYX-093024

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class A | RYAEX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.52%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.70% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the STOXX Europe 50 Index (the "Index") were Financials, Utilities, and Health Care. Those that detracted the most were Consumer Discretionary, Information Technology, and Energy. The holdings that contributed the most to the return of the Index were SAP SE, Sanofi, and Schneider Electric SE. Those that detracted the most were ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Stellantis NV. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.52%	26.27%	9.13%	4.19%
Class A (with sales charge)‡	0.50%	20.26%	8.08%	3.68%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
STOXX Europe 50 Index	5.70%	23.02%	9.84%	5.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,673,951
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,496%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class A | RYAEX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification3 (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	56.9%
France	10.2%
United Kingdom	8.1%
Switzerland	7.9%
Germany	5.7%
Netherlands	4.4%
Denmark	2.8%
Other	4.0%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAEX-093024

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class C | RYCEX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.18%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.70% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the STOXX Europe 50 Index (the "Index") were Financials, Utilities, and Health Care. Those that detracted the most were Consumer Discretionary, Information Technology, and Energy. The holdings that contributed the most to the return of the Index were SAP SE, Sanofi, and Schneider Electric SE. Those that detracted the most were ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Stellantis NV. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.18%	25.30%	8.18%	3.37%
Class C (with CDSC)§	4.18%	24.30%	8.18%	3.37%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
STOXX Europe 50 Index	5.70%	23.02%	9.84%	5.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,673,951
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,496%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class C | RYCEX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification3 (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	56.9%
France	10.2%
United Kingdom	8.1%
Switzerland	7.9%
Germany	5.7%
Netherlands	4.4%
Denmark	2.8%
Other	4.0%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCEX-093024

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class H | RYEUX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.61%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.50%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.70% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the STOXX Europe 50 Index (the "Index") were Financials, Utilities, and Health Care. Those that detracted the most were Consumer Discretionary, Information Technology, and Energy. The holdings that contributed the most to the return of the Index were SAP SE, Sanofi, and Schneider Electric SE. Those that detracted the most were ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Stellantis NV. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.50%	26.21%	8.96%	4.12%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
STOXX Europe 50 Index	5.70%	23.02%	9.84%	5.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,673,951
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,496%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class H | RYEUX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification3 (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	56.9%
France	10.2%
United Kingdom	8.1%
Switzerland	7.9%
Germany	5.7%
Netherlands	4.4%
Denmark	2.8%
Other	4.0%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYEUX-093024

Guggenheim Investments	2

Japan 2x Strategy Fund

Class A | RYJSX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$74	1.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -5.79%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -0.14% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nikkei-225 Stock Average Index (the "Index") were Health Care, Communication Services, and Industrials. Those that detracted the most were Information Technology, Materials, and Real Estate. The holdings that contributed the most to the return of the Index were FAST RETAILING Co. Ltd., Recruit Holdings Co. Ltd., and TDK Corp. Those that detracted the most were Tokyo Electron Ltd., Lasertec Corp., and Toyota Motor Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.79%	41.30%	4.32%	7.64%
Class A (with sales charge)‡	-10.25%	34.58%	3.31%	7.12%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
Nikkei-225 Stock Average Index	-0.14%	24.26%	5.66%	6.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,738,588
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class A | RYJSX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJSX-093024

Guggenheim Investments	2

Japan 2x Strategy Fund

Class C | RYJTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$109	2.25%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -6.18%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -0.14% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nikkei-225 Stock Average Index (the "Index") were Health Care, Communication Services, and Industrials. Those that detracted the most were Information Technology, Materials, and Real Estate. The holdings that contributed the most to the return of the Index were FAST RETAILING Co. Ltd., Recruit Holdings Co. Ltd., and TDK Corp. Those that detracted the most were Tokyo Electron Ltd., Lasertec Corp., and Toyota Motor Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.18%	40.25%	3.53%	6.84%
Class C (with CDSC)§	-7.12%	39.25%	3.53%	6.84%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
Nikkei-225 Stock Average Index	-0.14%	24.26%	5.66%	6.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,738,588
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class C | RYJTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJTX-093024

Guggenheim Investments	2

Japan 2x Strategy Fund

Class H | RYJHX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$74	1.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -5.79%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -0.14% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nikkei-225 Stock Average Index (the "Index") were Health Care, Communication Services, and Industrials. Those that detracted the most were Information Technology, Materials, and Real Estate. The holdings that contributed the most to the return of the Index were FAST RETAILING Co. Ltd., Recruit Holdings Co. Ltd., and TDK Corp. Those that detracted the most were Tokyo Electron Ltd., Lasertec Corp., and Toyota Motor Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-5.79%	41.29%	4.32%	7.68%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
Nikkei-225 Stock Average Index	-0.14%	24.26%	5.66%	6.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,738,588
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class H | RYJHX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJHX-093024

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class A | RYSDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$96	1.96%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -4.25%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.25%	-4.36%	2.15%	4.08%
Class A (with sales charge)‡	-8.80%	-8.90%	1.16%	3.58%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$2,306,570
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class A | RYSDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSDX-093024

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class C | RYSJX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -4.61%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.61%	-5.10%	1.39%	3.31%
Class C (with CDSC)§	-5.56%	-6.03%	1.39%	3.31%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$2,306,570
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class C | RYSJX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSJX-093024

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class H | RYSBX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$96	1.95%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -4.25%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-4.25%	-4.38%	2.15%	4.09%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$2,306,570
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class H | RYSBX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSBX-093024

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class A | RYWDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$102	1.96%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 7.21%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	7.21%	10.02%	-3.37%	-5.97%
Class A (with sales charge)‡	2.12%	4.79%	-4.30%	-6.42%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,369,895
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class A | RYWDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWDX-093024

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class C | RYWJX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$147	2.84%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.79%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.79%	9.03%	-4.12%	-6.69%
Class C (with CDSC)§	5.79%	8.03%	-4.12%	-6.69%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,369,895
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class C | RYWJX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWJX-093024

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class H | RYWBX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$101	1.94%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 7.22%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	7.22%	10.03%	-3.37%	-5.97%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,369,895
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class H | RYWBX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWBX-093024

Guggenheim Investments	2

U.S. Government Money Market Fund

Money Market Class | RYFXX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$52	1.03%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Money Market Class shares) returned 2.19%.

What factors materially affected the fund's performance over the last six months?

Yields of U.S. Treasuries generally fell during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	2.19%	4.41%	1.74%	1.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$276,711,294
Total Number of Portfolio Holdings	22

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	6 month returns are not annualized.

Guggenheim Investments	1

U.S. Government Money Market Fund | Money Market Class | RYFXX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification (Market Exposure as a % of Net Assets) as of 9.30.24

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFXX-093024

Guggenheim Investments	2

(b)	Not applicable

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not required at this time.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

9.30.2024

Rydex Funds Semi-Annual Financial Report

Sector Funds	Domestic Equity Funds
Banking Fund	Dow Jones Industrial Average® Fund
Basic Materials Fund	Nova Fund
Biotechnology Fund	S&P 500® Fund
Consumer Products Fund	Inverse S&P 500® Strategy Fund
Electronics Fund	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Energy Fund	NASDAQ-100® Fund
Energy Services Fund	Inverse NASDAQ-100® Strategy Fund
Financial Services Fund	Mid-Cap 1.5x Strategy Fund
Health Care Fund	Inverse Mid-Cap Strategy Fund
Internet Fund	Russell 2000® 1.5x Strategy Fund
Leisure Fund	Russell 2000® Fund
Precious Metals Fund	Inverse Russell 2000® Strategy Fund
Real Estate Fund	S&P 500® Pure Growth Fund
Retailing Fund	S&P 500® Pure Value Fund
Technology Fund	S&P MidCap 400® Pure Growth Fund
Telecommunications Fund	S&P MidCap 400® Pure Value Fund
Transportation Fund	S&P SmallCap 600® Pure Growth Fund
Utilities Fund	S&P SmallCap 600® Pure Value Fund

Fixed Income Funds	International Equity Funds
Emerging Markets Bond Strategy Fund	Emerging Markets 2x Strategy Fund
Government Long Bond 1.2x Strategy Fund	Inverse Emerging Markets 2x Strategy Fund
Inverse Government Long Bond Strategy Fund	Europe 1.25x Strategy Fund
High Yield Strategy Fund	Japan 2x Strategy Fund
Inverse High Yield Strategy Fund

Specialty Funds	Money Market Fund
Strengthening Dollar 2x Strategy Fund	U.S. Government Money Market Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
BANKING FUND	3
BASIC MATERIALS FUND	10
BIOTECHNOLOGY FUND	17
CONSUMER PRODUCTS FUND	24
ELECTRONICS FUND	31
ENERGY FUND	38
ENERGY SERVICES FUND	45
FINANCIAL SERVICES FUND	52
HEALTH CARE FUND	60
INTERNET FUND	68
LEISURE FUND	75
PRECIOUS METALS FUND	82
REAL ESTATE FUND	89
RETAILING FUND	96
TECHNOLOGY FUND	103
TELECOMMUNICATIONS FUND	111
TRANSPORTATION FUND	118
UTILITIES FUND	125
DOW JONES INDUSTRIAL AVERAGE® FUND	132
NOVA FUND	139
S&P 500® FUND	152
INVERSE S&P 500® STRATEGY FUND	163
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND	171
NASDAQ-100® FUND	179
INVERSE NASDAQ-100® STRATEGY FUND	188
MID-CAP 1.5x STRATEGY FUND	196
INVERSE MID-CAP STRATEGY FUND	206
RUSSELL 2000® 1.5x STRATEGY FUND	212
RUSSELL 2000® FUND	237
INVERSE RUSSELL 2000® STRATEGY FUND	262
S&P 500® PURE GROWTH FUND	268
S&P 500® PURE VALUE FUND	274
S&P MIDCAP 400® PURE GROWTH FUND	280
S&P MIDCAP 400® PURE VALUE FUND	286
S&P SMALLCAP 600® PURE GROWTH FUND	292
S&P SMALLCAP 600® PURE VALUE FUND	299
EMERGING MARKETS BOND STRATEGY FUND	306

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

TABLE OF CONTENTS (concluded)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	312
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	319
HIGH YIELD STRATEGY FUND	327
INVERSE HIGH YIELD STRATEGY FUND	334
EMERGING MARKETS 2x STRATEGY FUND	340
INVERSE EMERGING MARKETS 2x STRATEGY FUND	347
EUROPE 1.25x STRATEGY FUND	353
JAPAN 2x STRATEGY FUND	360
STRENGTHENING DOLLAR 2x STRATEGY FUND	366
WEAKENING DOLLAR 2x STRATEGY FUND	372
U.S. GOVERNMENT MONEY MARKET FUND	378
NOTES TO FINANCIAL STATEMENTS	383
OTHER INFORMATION	409
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	411
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	412
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	413
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	414

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
BANKING FUND

	Shares	Value
COMMON STOCKS† - 98.5%

Banks - 91.7%
Citigroup, Inc.	3,351	$209,773
Wells Fargo & Co.	3,589	202,743
JPMorgan Chase & Co.	936	197,365
Bank of America Corp.	4,932	195,702
PNC Financial Services Group, Inc.	902	166,735
U.S. Bancorp	3,565	163,027
Truist Financial Corp.	3,403	145,546
Bank of New York Mellon Corp.	1,957	140,630
NU Holdings Limited/Cayman Islands — Class A*	8,079	110,278
M&T Bank Corp.	602	107,228
Fifth Third Bancorp	2,442	104,615
State Street Corp.	1,113	98,467
Regions Financial Corp.	3,874	90,380
Huntington Bancshares, Inc.	6,036	88,729
Citizens Financial Group, Inc.	1,973	81,031
Northern Trust Corp.	898	80,847
KeyCorp	4,529	75,861
Toronto-Dominion Bank	1,118	70,725
ICICI Bank Ltd. ADR	2,348	70,088
HDFC Bank Ltd. ADR	1,109	69,379
East West Bancorp, Inc.	799	66,109
Bank of Nova Scotia[1]	1,122	61,138
Western Alliance Bancorporation	689	59,592
Webster Financial Corp.	1,191	55,513
Comerica, Inc.	922	55,237
Royal Bank of Canada	441	55,006
First Horizon Corp.	3,498	54,324
First Citizens BancShares, Inc. — Class A	29	53,388
SouthState Corp.	542	52,672
Popular, Inc.	517	51,840
Zions Bancorp North America	1,079	50,950
Cullen/Frost Bankers, Inc.	450	50,337
Commerce Bancshares, Inc.	838	49,777
Prosperity Bancshares, Inc.	681	49,080
Pinnacle Financial Partners, Inc.	497	48,691
Bank of Montreal	535	48,257
Synovus Financial Corp.	1,059	47,094
Old National Bancorp	2,499	46,631
Canadian Imperial Bank of Commerce	759	46,557
Columbia Banking System, Inc.	1,783	46,554
Cadence Bank	1,450	46,183
Barclays plc ADR	3,782	45,951
UBS Group AG	1,485	45,901
HSBC Holdings plc ADR[1]	998	45,100
FNB Corp.	3,059	43,163
Wintrust Financial Corp.	397	43,086
Home BancShares, Inc.	1,590	43,073
United Bankshares, Inc.	1,146	42,517
Bank OZK	984	42,302
First Financial Bankshares, Inc.	1,103	40,822
Hancock Whitney Corp.	796	40,731
UMB Financial Corp.	381	40,047
Valley National Bancorp	4,365	39,547
Ameris Bancorp	631	39,368
United Community Banks, Inc.	1,230	35,768
Texas Capital Bancshares, Inc.*	492	35,158
Fulton Financial Corp.	1,924	34,882
Associated Banc-Corp.	1,611	34,701
Eastern Bankshares, Inc.	2,109	34,567
Cathay General Bancorp	778	33,415
First Hawaiian, Inc.	1,425	32,989
First Interstate BancSystem, Inc. — Class A	1,036	31,784
Simmons First National Corp. — Class A	1,467	31,599
Bancorp, Inc.*	586	31,351
CVB Financial Corp.	1,675	29,849
Bank of Hawaii Corp.	473	29,690
Banco Bradesco S.A. ADR	10,890	28,967
Seacoast Banking Corporation of Florida	1,069	28,489
International Bancshares Corp.	446	26,666
BOK Financial Corp.	213	22,284
Independent Bank Corp.	372	21,996
Total Banks		4,639,842

Savings & Loans - 3.9%
New York Community Bancorp, Inc.	3,305	37,115
Axos Financial, Inc.*	563	35,401
WSFS Financial Corp.	647	32,991
WaFd, Inc.	914	31,853
Pacific Premier Bancorp, Inc.	1,206	30,343
Banc of California, Inc.	1,879	27,678
Total Savings & Loans		195,381

Diversified Financial Services - 2.9%
Capital One Financial Corp.	981	146,885

Total Common Stocks
(Cost $3,165,433)		4,982,108

PREFERRED STOCKS† - 1.0%
Financial - 1.0%
Itau Unibanco Holding S.A.
ADR	7,763	51,624

Total Preferred Stocks
(Cost $36,959)		51,624

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$1,034	1,034
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	854	854
Total Repurchase Agreements
(Cost $1,888)		1,888

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
BANKING FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	69,753	$69,753
Total Securities Lending Collateral
(Cost $69,753)		69,753

Total Investments - 100.9%
(Cost $3,274,033)		$5,105,373
Other Assets & Liabilities, net - (0.9)%		(43,510)
Total Net Assets - 100.0%		$5,061,863

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,982,108	$—	$—	$4,982,108
Preferred Stocks	51,624	—	—	51,624
Repurchase Agreements	—	1,888	—	1,888
Securities Lending Collateral	69,753	—	—	69,753
Total Assets	$5,103,485	$1,888	$—	$5,105,373

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $67,855 of securities loaned (cost $3,272,145)	$5,103,485
Repurchase agreements, at value (cost $1,888)	1,888
Cash	458
Receivables:
Fund shares sold	410,557
Dividends	13,886
Foreign tax reclaims	1,188
Securities lending income	5
Total assets	5,531,467

Liabilities:
Payable for:
Securities purchased	371,987
Return of securities lending collateral	69,753
Fund shares redeemed	14,817
Transfer agent fees	3,807
Management fees	3,240
Distribution and service fees	695
Portfolio accounting and administration fees	391
Trustees’ fees*	70
Miscellaneous	4,844
Total liabilities	469,604
Net assets	$5,061,863

Net assets consist of:
Paid in capital	$13,099,966
Total distributable earnings (loss)	(8,038,103)
Net assets	$5,061,863

Investor Class:
Net assets	$2,282,120
Capital shares outstanding	23,342
Net asset value per share	$97.77

Class A:
Net assets	$2,370,822
Capital shares outstanding	27,446
Net asset value per share	$86.38
Maximum offering price per share (Net asset value divided by 95.25%)	$90.69

Class C:
Net assets	$212,352
Capital shares outstanding	2,914
Net asset value per share	$72.87

Class H:
Net assets	$196,569
Capital shares outstanding	2,344
Net asset value per share	$83.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $4,837)	$263,012
Interest	2,044
Income from securities lending, net	605
Total investment income	265,661

Expenses:
Management fees	67,065
Distribution and service fees:
Class A	2,920
Class C	1,374
Class H	308
Transfer agent fees	15,618
Portfolio accounting and administration fees	12,039
Professional fees	5,691
Trustees’ fees*	1,198
Custodian fees	1,047
Line of credit fees	157
Miscellaneous	7,169
Total expenses	114,586
Less:
Expenses reimbursed by Adviser	(3,941)
Net expenses	110,645
Net investment income	155,016

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,276,637
Net realized gain	1,276,637
Net change in unrealized appreciation (depreciation) on:
Investments	(1,299,798)
Net change in unrealized appreciation (depreciation)	(1,299,798)
Net realized and unrealized loss	(23,161)
Net increase in net assets resulting from operations	$131,855

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$155,016	$291,615
Net realized gain on investments	1,276,637	271,737
Net change in unrealized appreciation (depreciation) on investments	(1,299,798)	2,440,315
Net increase in net assets resulting from operations	131,855	3,003,667

Distributions to shareholders:
Investor Class	—	(68,740)
Class A	—	(46,546)
Class C	—	(5,758)
Class H	—	(3,113)
Total distributions to shareholders	—	(124,157)

Capital share transactions:
Proceeds from sale of shares
Investor Class	16,620,808	49,655,248
Class A	635,809	3,251,051
Class C	42,994	77,970
Class H	275,647	417,622
Distributions reinvested
Investor Class	—	67,792
Class A	—	46,127
Class C	—	5,758
Class H	—	3,067
Cost of shares redeemed
Investor Class	(37,705,860)	(29,991,468)
Class A	(958,542)	(4,243,656)
Class C	(162,184)	(653,022)
Class H	(328,514)	(324,799)
Net increase (decrease) from capital share transactions	(21,579,842)	18,311,690
Net increase (decrease) in net assets	(21,447,987)	21,191,200

Net assets:
Beginning of period	26,509,850	5,318,650
End of period	$5,061,863	$26,509,850

Capital share activity:
Shares sold
Investor Class	183,527	632,229
Class A	8,004	50,010
Class C	631	1,375
Class H	3,462	6,000
Shares issued from reinvestment of distributions
Investor Class	—	864
Class A	—	664
Class C	—	98
Class H	—	45
Shares redeemed
Investor Class	(426,816)	(388,185)
Class A	(12,173)	(64,468)
Class C	(2,385)	(12,251)
Class H	(4,250)	(4,785)
Net increase (decrease) in shares	(250,000)	221,596

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$88.13	$70.50	$99.66	$95.71	$51.83	$74.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.90	1.96	1.43	1.03	1.25	1.14
Net gain (loss) on investments (realized and unrealized)	8.74 [e]	16.90	(28.00)	3.42	44.89	(23.38)
Total from investment operations	9.64	18.86	(26.57)	4.45	46.14	(22.24)
Less distributions from:
Net investment income	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Total distributions	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Net asset value, end of period	$97.77	$88.13	$70.50	$99.66	$95.71	$51.83

Total Return	10.94%	26.99%	(27.01%)	4.62%	90.06%	(30.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,282	$23,499	$1,531	$4,239	$9,027	$17,507
Ratios to average net assets:
Net investment income (loss)	2.08%	2.46%	1.62%	1.02%	1.79%	1.47%
Total expenses	1.39%	1.43%	1.40%	1.36%	1.43%	1.48%
Net expenses[c]	1.34%	1.39%	1.40%	1.36%	1.43%	1.48%
Portfolio turnover rate	76%	233%	384%	501%	799%	360%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$77.97	$62.66	$89.12	$85.85	$46.98	$67.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.61	1.49	1.08	.71	1.02	.87
Net gain (loss) on investments (realized and unrealized)	7.80 [e]	15.05	(24.95)	3.06	40.11	(21.19)
Total from investment operations	8.41	16.54	(23.87)	3.77	41.13	(20.32)
Less distributions from:
Net investment income	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Total distributions	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Net asset value, end of period	$86.38	$77.97	$62.66	$89.12	$85.85	$46.98

Total Return[d]	10.79%	26.66%	(27.18%)	4.36%	88.72%	(30.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,371	$2,465	$2,845	$4,591	$4,050	$2,789
Ratios to average net assets:
Net investment income (loss)	1.53%	2.25%	1.38%	0.77%	1.67%	1.23%
Total expenses	1.67%	1.69%	1.65%	1.61%	1.69%	1.73%
Net expenses[c]	1.62%	1.65%	1.65%	1.61%	1.69%	1.73%
Portfolio turnover rate	76%	233%	384%	501%	799%	360%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

BANKING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$66.03	$53.62	$77.28	$75.07	$41.57	$60.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.85	.41	.03	.49	.31
Net gain (loss) on investments (realized and unrealized)	6.58 [e]	12.79	(21.48)	2.68	35.27	(18.74)
Total from investment operations	6.84	13.64	(21.07)	2.71	35.76	(18.43)
Less distributions from:
Net investment income	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Total distributions	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Net asset value, end of period	$72.87	$66.03	$53.62	$77.28	$75.07	$41.57

Total Return[d]	10.36%	25.72%	(27.73%)	3.58%	87.34%	(30.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$212	$308	$828	$2,010	$892	$764
Ratios to average net assets:
Net investment income (loss)	0.78%	1.54%	0.61%	0.03%	0.93%	0.49%
Total expenses	2.42%	2.43%	2.40%	2.36%	2.45%	2.48%
Net expenses[c]	2.37%	2.41%	2.40%	2.36%	2.45%	2.48%
Portfolio turnover rate	76%	233%	384%	501%	799%	360%

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$75.71	$60.85	$86.66	$83.48	$45.73	$66.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.61	1.47	.91	.63	.85	.74
Net gain (loss) on investments (realized and unrealized)	7.54 [e]	14.62	(24.13)	3.05	39.16	(20.50)
Total from investment operations	8.15	16.09	(23.22)	3.68	40.01	(19.76)
Less distributions from:
Net investment income	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Total distributions	—	(1.23)	(2.59)	(.50)	(2.26)	(.51)
Net asset value, end of period	$83.86	$75.71	$60.85	$86.66	$83.48	$45.73

Total Return	10.76%	26.66%	(27.18%)	4.38%	88.66%	(30.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$197	$237	$114	$2,316	$4,601	$162
Ratios to average net assets:
Net investment income (loss)	1.57%	2.23%	1.16%	0.71%	1.15%	1.02%
Total expenses	1.68%	1.69%	1.65%	1.60%	1.63%	1.74%
Net expenses[c]	1.63%	1.65%	1.65%	1.60%	1.63%	1.74%
Portfolio turnover rate	76%	233%	384%	501%	799%	360%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Chemicals - 36.1%
Linde plc	2,610	$1,244,605
Sherwin-Williams Co.	2,044	780,133
Air Products and Chemicals, Inc.	2,329	693,436
Ecolab, Inc.	2,589	661,049
Dow, Inc.	9,696	529,692
DuPont de Nemours, Inc.	5,513	491,263
PPG Industries, Inc.	3,544	469,438
International Flavors & Fragrances, Inc.	4,056	425,596
LyondellBasell Industries N.V. — Class A	4,296	411,986
Celanese Corp. — Class A	2,463	334,870
CF Industries Holdings, Inc.	3,874	332,389
RPM International, Inc.	2,659	321,739
Nutrien Ltd.	6,610	317,677
Eastman Chemical Co.	2,798	313,236
Albemarle Corp.	2,988	282,994
Mosaic Co.	9,060	242,627
FMC Corp.	3,668	241,868
Axalta Coating Systems Ltd.*	6,471	234,186
Element Solutions, Inc.	7,645	207,638
Cabot Corp.	1,856	207,445
Olin Corp.	4,288	205,738
Westlake Corp.	1,308	196,579
Huntsman Corp.	7,053	170,683
Ashland, Inc.	1,946	169,244
Chemours Co.	7,534	153,091
Balchem Corp.	849	149,424
Arcadium Lithium plc*	41,507	118,295
Innospec, Inc.	996	112,638
Total Chemicals		10,019,559

Mining - 23.1%
Freeport-McMoRan, Inc.	14,854	741,512
Newmont Corp.	11,817	631,619
Barrick Gold Corp.	20,465	407,049
Rio Tinto plc ADR	5,166	367,664
BHP Group Ltd. ADR[1]	5,755	357,443
Agnico Eagle Mines Ltd.	4,026	324,335
Gold Fields Ltd. ADR	19,114	293,400
Wheaton Precious Metals Corp.	4,757	290,558
Pan American Silver Corp.	13,902	290,135
Southern Copper Corp.	2,391	276,567
Alcoa Corp.	7,135	275,268
Kinross Gold Corp.	29,348	274,697
Franco-Nevada Corp.	2,178	270,616
Alamos Gold, Inc. — Class A	12,903	257,286
Anglogold Ashanti plc[1]	9,403	250,402
Royal Gold, Inc.	1,725	242,018
B2Gold Corp.	73,825	227,381
Hecla Mining Co.	24,344	162,374
MP Materials Corp.*,1	7,699	135,887
Coeur Mining, Inc.*	17,755	122,154
SSR Mining, Inc.*	14,808	84,109
Century Aluminum Co.*	4,947	80,290
Kaiser Aluminum Corp.	602	43,657
Total Mining		6,406,421

Packaging & Containers - 11.4%
Smurfit WestRock plc	8,208	405,639
Ball Corp.	5,534	375,814
Packaging Corporation of America	1,691	364,241
Amcor plc	27,245	308,686
Crown Holdings, Inc.	2,968	284,572
AptarGroup, Inc.	1,699	272,163
Graphic Packaging Holding Co.	8,190	242,342
Berry Global Group, Inc.	3,328	226,237
Sealed Air Corp.	5,341	193,878
Sonoco Products Co.	3,454	188,692
Silgan Holdings, Inc.	3,287	172,568
O-I Glass, Inc.*	9,063	118,907
Total Packaging & Containers		3,153,739

Iron & Steel - 11.1%
Nucor Corp.	3,328	500,331
Vale S.A. ADR	38,488	449,540
Steel Dynamics, Inc.	2,939	370,549
Reliance, Inc.	1,148	332,013
ArcelorMittal S.A.	11,796	309,763
Carpenter Technology Corp.	1,501	239,529
ATI, Inc.*	3,537	236,661
United States Steel Corp.	6,105	215,690
Commercial Metals Co.	3,887	213,629
Cleveland-Cliffs, Inc.*	16,262	207,666
Total Iron & Steel		3,075,371

Building Materials - 9.7%
CRH plc*	7,194	667,172
Vulcan Materials Co.	1,897	475,066
Martin Marietta Materials, Inc.	880	473,660
Cemex SAB de CV ADR	46,171	281,643
Eagle Materials, Inc.	888	255,433
Louisiana-Pacific Corp.	2,113	227,063
Summit Materials, Inc. — Class A*	4,584	178,914
Aspen Aerogels, Inc.*	4,448	123,165
Total Building Materials		2,682,116

Coal - 2.7%
Teck Resources Ltd. — Class B	7,390	386,054
Warrior Met Coal, Inc.	2,401	153,424
Arch Resources, Inc.	934	129,041
Alpha Metallurgical Resources, Inc.*	378	89,276
Total Coal		757,795

Biotechnology - 1.9%
Corteva, Inc.	8,991	528,581

Household Products & Housewares - 1.2%
Avery Dennison Corp.	1,557	343,723

Forest Products & Paper - 1.2%
International Paper Co.	6,942	339,117

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
BASIC MATERIALS FUND

	Shares	Value
Housewares - 0.7%
Scotts Miracle-Gro Co. — Class A	2,062	$178,775

Environmental Control - 0.3%
PureCycle Technologies, Inc.*,1	10,422	99,009

Total Common Stocks
(Cost $15,496,025)		27,584,206

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$89,076	89,076
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	73,572	73,572
Total Repurchase Agreements
(Cost $162,648)		162,648

SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	654,014	$654,014
Total Securities Lending Collateral
(Cost $654,014)		654,014

Total Investments - 102.4%
(Cost $16,312,687)		$28,400,868
Other Assets & Liabilities, net - (2.4)%		(658,254)
Total Net Assets - 100.0%		$27,742,614

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,584,206	$—	$—	$27,584,206
Repurchase Agreements	—	162,648	—	162,648
Securities Lending Collateral	654,014	—	—	654,014
Total Assets	$28,238,220	$162,648	$—	$28,400,868

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $625,216 of securities loaned (cost $16,150,039)	$28,238,220
Repurchase agreements, at value (cost $162,648)	162,648
Cash	2,707
Receivables:
Fund shares sold	261,663
Dividends	26,122
Securities lending income	763
Foreign tax reclaims	600
Interest	22
Total assets	28,692,745

Liabilities:
Payable for:
Return of securities lending collateral	654,014
Securities purchased	198,497
Fund shares redeemed	47,352
Management fees	17,322
Transfer agent fees	11,906
Distribution and service fees	2,478
Portfolio accounting and administration fees	2,091
Trustees’ fees*	238
Miscellaneous	16,233
Total liabilities	950,131
Net assets	$27,742,614

Net assets consist of:
Paid in capital	$16,761,895
Total distributable earnings (loss)	10,980,719
Net assets	$27,742,614

Investor Class:
Net assets	$18,212,039
Capital shares outstanding	200,632
Net asset value per share	$90.77

Class A:
Net assets	$7,068,455
Capital shares outstanding	85,285
Net asset value per share	$82.88
Maximum offering price per share (Net asset value divided by 95.25%)	$87.01

Class C:
Net assets	$1,271,610
Capital shares outstanding	18,601
Net asset value per share	$68.36

Class H:
Net assets	$1,190,510
Capital shares outstanding	14,890
Net asset value per share	$79.95

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $7,004)	$261,239
Interest	3,473
Income from securities lending, net	8,015
Total investment income	272,727

Expenses:
Management fees	121,977
Distribution and service fees:
Class A	8,739
Class C	7,080
Class H	1,372
Transfer agent fees	29,508
Portfolio accounting and administration fees	21,897
Registration fees	13,107
Professional fees	5,023
Custodian fees	1,845
Trustees’ fees*	1,607
Line of credit fees	35
Miscellaneous	8,243
Total expenses	220,433
Less:
Expenses reimbursed by Adviser	(7,169)
Net expenses	213,264
Net investment income	59,463

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,308,568
Net realized gain	1,308,568
Net change in unrealized appreciation (depreciation) on:
Investments	13,424
Net change in unrealized appreciation (depreciation)	13,424
Net realized and unrealized gain	1,321,992
Net increase in net assets resulting from operations	$1,381,455

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$59,463	$220,977
Net realized gain on investments	1,308,568	3,098,421
Net change in unrealized appreciation (depreciation) on investments	13,424	(1,001,241)
Net increase in net assets resulting from operations	1,381,455	2,318,157

Distributions to shareholders:
Investor Class	—	(430,177)
Class A	—	(163,593)
Class C	—	(58,233)
Class H	—	(29,080)
Total distributions to shareholders	—	(681,083)

Capital share transactions:
Proceeds from sale of shares
Investor Class	7,751,187	15,390,212
Class A	934,608	1,725,949
Class C	55,285	348,442
Class H	174,129	68,201
Distributions reinvested
Investor Class	—	417,109
Class A	—	159,729
Class C	—	57,991
Class H	—	28,998
Cost of shares redeemed
Investor Class	(9,872,837)	(20,690,843)
Class A	(1,413,506)	(2,660,085)
Class C	(522,416)	(1,389,009)
Class H	(66,271)	(690,092)
Net decrease from capital share transactions	(2,959,821)	(7,233,398)
Net decrease in net assets	(1,578,366)	(5,596,324)

Net assets:
Beginning of period	29,320,980	34,917,304
End of period	$27,742,614	$29,320,980

Capital share activity:
Shares sold
Investor Class	90,902	192,395
Class A	11,909	23,750
Class C	849	5,700
Class H	2,271	972
Shares issued from reinvestment of distributions
Investor Class	—	5,424
Class A	—	2,270
Class C	—	993
Class H	—	427
Shares redeemed
Investor Class	(114,446)	(260,804)
Class A	(18,128)	(36,612)
Class C	(8,164)	(23,075)
Class H	(892)	(9,742)
Net decrease in shares	(35,699)	(98,302)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$86.40	$80.67	$89.73	$78.37	$42.39	$58.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.67	.89	.60	.43	.43
Net gain (loss) on investments (realized and unrealized)	4.15	6.81	(8.66)	12.39	37.12	(13.42)
Total from investment operations	4.37	7.48	(7.77)	12.99	37.55	(12.99)
Less distributions from:
Net investment income	—	(1.75)	(1.29)	—	(.54)	(.90)
Net realized gains	—	—	—	(1.63)	(1.03)	(1.76)
Total distributions	—	(1.75)	(1.29)	(1.63)	(1.57)	(2.66)
Net asset value, end of period	$90.77	$86.40	$80.67	$89.73	$78.37	$42.39

Total Return	5.06%	9.55%	(8.59%)	16.72%	89.00%	(23.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,212	$19,369	$23,164	$51,058	$38,112	$13,313
Ratios to average net assets:
Net investment income (loss)	0.52%	0.85%	1.11%	0.71%	0.67%	0.74%
Total expenses	1.42%	1.43%	1.39%	1.36%	1.43%	1.48%
Net expenses[c]	1.37%	1.40%	1.39%	1.36%	1.43%	1.48%
Portfolio turnover rate	27%	49%	126%	169%	162%	67%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$78.99	$74.08	$82.73	$72.55	$39.41	$54.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.46	.56	.35	.25	.26
Net gain (loss) on investments (realized and unrealized)	3.77	6.20	(7.92)	11.46	34.46	(12.46)
Total from investment operations	3.89	6.66	(7.36)	11.81	34.71	(12.20)
Less distributions from:
Net investment income	—	(1.75)	(1.29)	—	(.54)	(.90)
Net realized gains	—	—	—	(1.63)	(1.03)	(1.76)
Total distributions	—	(1.75)	(1.29)	(1.63)	(1.57)	(2.66)
Net asset value, end of period	$82.88	$78.99	$74.08	$82.73	$72.55	$39.41

Total Return[d]	4.92%	9.29%	(8.83%)	16.43%	88.52%	(23.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,068	$7,228	$7,563	$7,506	$5,599	$2,966
Ratios to average net assets:
Net investment income (loss)	0.32%	0.63%	0.77%	0.45%	0.44%	0.48%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.69%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.69%	1.73%
Portfolio turnover rate	27%	49%	126%	169%	162%	67%

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$65.40	$62.10	$70.12	$62.18	$34.17	$47.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.11)	— [e]	(.18)	(.17)	(.11)
Net gain (loss) on investments (realized and unrealized)	3.11	5.16	(6.73)	9.75	29.75	(10.79)
Total from investment operations	2.96	5.05	(6.73)	9.57	29.58	(10.90)
Less distributions from:
Net investment income	—	(1.75)	(1.29)	—	(.54)	(.90)
Net realized gains	—	—	—	(1.63)	(1.03)	(1.76)
Total distributions	—	(1.75)	(1.29)	(1.63)	(1.57)	(2.66)
Net asset value, end of period	$68.36	$65.40	$62.10	$70.12	$62.18	$34.17

Total Return[d]	4.53%	8.47%	(9.51%)	15.57%	87.07%	(24.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,272	$1,695	$2,627	$3,839	$2,534	$1,526
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.18%)	— [f]	(0.27%)	(0.34%)	(0.23%)
Total expenses	2.41%	2.43%	2.39%	2.36%	2.44%	2.47%
Net expenses[c]	2.36%	2.40%	2.39%	2.36%	2.44%	2.47%
Portfolio turnover rate	27%	49%	126%	169%	162%	67%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$76.20	$71.53	$79.95	$70.17	$38.15	$52.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.41	.28	.56	.19	.27
Net gain (loss) on investments (realized and unrealized)	3.62	6.01	(7.41)	10.85	33.40	(12.08)
Total from investment operations	3.75	6.42	(7.13)	11.41	33.59	(11.81)
Less distributions from:
Net investment income	—	(1.75)	(1.29)	—	(.54)	(.90)
Net realized gains	—	—	—	(1.63)	(1.03)	(1.76)
Total distributions	—	(1.75)	(1.29)	(1.63)	(1.57)	(2.66)
Net asset value, end of period	$79.95	$76.20	$71.53	$79.95	$70.17	$38.15

Total Return	4.92%	9.29%	(8.85%)	16.42%	88.51%	(23.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,191	$1,030	$1,563	$10,420	$2,108	$825
Ratios to average net assets:
Net investment income (loss)	0.35%	0.59%	0.38%	0.73%	0.33%	0.51%
Total expenses	1.67%	1.68%	1.65%	1.60%	1.68%	1.72%
Net expenses[c]	1.62%	1.65%	1.65%	1.60%	1.68%	1.72%
Portfolio turnover rate	27%	49%	126%	169%	162%	67%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than $0.01 per share.
[f]	Less than 0.01% or (0.01%).

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Biotechnology - 74.7%
Amgen, Inc.	20,720	$6,676,191
Gilead Sciences, Inc.	61,905	5,190,115
Vertex Pharmaceuticals, Inc.*	9,565	4,448,490
Regeneron Pharmaceuticals, Inc.*	3,943	4,145,039
Corteva, Inc.	56,438	3,317,990
Alnylam Pharmaceuticals, Inc.*	11,100	3,052,833
Biogen, Inc.*	14,005	2,714,729
Moderna, Inc.*	40,346	2,696,323
Illumina, Inc.*	18,489	2,411,151
United Therapeutics Corp.*	5,787	2,073,771
Royalty Pharma plc — Class A	69,084	1,954,386
Insmed, Inc.*	24,177	1,764,921
Sarepta Therapeutics, Inc.*	13,751	1,717,362
Incyte Corp.*	25,900	1,711,990
BioMarin Pharmaceutical, Inc.*	24,243	1,704,041
Legend Biotech Corp. ADR*	30,903	1,505,903
BioNTech SE ADR*	11,994	1,424,527
Argenx SE ADR*	2,618	1,419,165
REVOLUTION Medicines, Inc.*	30,792	1,396,417
Exelixis, Inc.*	52,804	1,370,264
Intra-Cellular Therapies, Inc.*	18,511	1,354,450
CRISPR Therapeutics AG*,1	28,827	1,354,292
Halozyme Therapeutics, Inc.*	23,072	1,320,641
Viking Therapeutics, Inc.*	20,101	1,272,594
Cytokinetics, Inc.*	23,348	1,232,774
Blueprint Medicines Corp.*	13,165	1,217,763
Avidity Biosciences, Inc.*	26,463	1,215,446
Roivant Sciences Ltd.*	102,527	1,183,162
Ionis Pharmaceuticals, Inc.*	29,368	1,176,482
Ultragenyx Pharmaceutical, Inc.*	19,704	1,094,557
Crinetics Pharmaceuticals, Inc.*	20,024	1,023,226
Axsome Therapeutics, Inc.*	10,647	956,846
Bridgebio Pharma, Inc.*	36,536	930,207
Dyne Therapeutics, Inc.*	25,778	925,946
TG Therapeutics, Inc.*	39,286	918,900
Amicus Therapeutics, Inc.*	82,481	880,897
Iovance Biotherapeutics, Inc.*	88,004	826,358
PTC Therapeutics, Inc.*	21,857	810,895
Guardant Health, Inc.*	35,089	804,942
Nuvalent, Inc. — Class A*	7,820	799,986
Apellis Pharmaceuticals, Inc.*	27,159	783,266
Novavax, Inc.*,1	60,657	766,098
Arrowhead Pharmaceuticals, Inc.*	38,866	752,834
Intellia Therapeutics, Inc.*	35,674	733,101
ACADIA Pharmaceuticals, Inc.*	44,830	689,485
SpringWorks Therapeutics, Inc.*	21,493	688,636
Recursion Pharmaceuticals, Inc. — Class A*,1	103,389	681,334
Immunovant, Inc.*	23,790	678,253
Ardelyx, Inc.*	98,198	676,584
Dynavax Technologies Corp.*	56,493	629,332
Beam Therapeutics, Inc.*	23,602	578,249
Krystal Biotech, Inc.*	3,081	560,834
Akero Therapeutics, Inc.*	17,826	511,428
Sage Therapeutics, Inc.*	43,626	314,980
Total Biotechnology		83,040,386

Pharmaceuticals - 19.7%
AbbVie, Inc.	49,204	9,716,806
AstraZeneca plc ADR	38,104	2,968,683
Vaxcyte, Inc.*	16,335	1,866,600
Viatris, Inc.	159,683	1,853,920
Neurocrine Biosciences, Inc.*	14,645	1,687,397
Alkermes plc*	53,379	1,494,078
Jazz Pharmaceuticals plc*	12,083	1,346,167
Madrigal Pharmaceuticals, Inc.*	2,607	553,257
Ironwood Pharmaceuticals, Inc. — Class A*	89,285	367,854
Total Pharmaceuticals		21,854,762

Healthcare-Products - 4.1%
Natera, Inc.*	15,628	1,983,975
Exact Sciences Corp.*	26,518	1,806,406
Twist Bioscience Corp.*	18,478	834,836
Total Healthcare-Products		4,625,217

Healthcare-Services - 1.0%
Medpace Holdings, Inc.*	3,291	1,098,536

Total Common Stocks
(Cost $55,582,282)		110,618,901

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$399,392	399,392
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	329,879	329,879
Total Repurchase Agreements
(Cost $729,271)		729,271

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	2,236,257	2,236,257
Total Securities Lending Collateral
(Cost $2,236,257)		2,236,257

Total Investments - 102.2%
(Cost $58,547,810)		$113,584,429
Other Assets & Liabilities, net - (2.2)%		(2,487,884)
Total Net Assets - 100.0%		$111,096,545

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
BIOTECHNOLOGY FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$110,618,901	$—	$—	$110,618,901
Repurchase Agreements	—	729,271	—	729,271
Securities Lending Collateral	2,236,257	—	—	2,236,257
Total Assets	$112,855,158	$729,271	$—	$113,584,429

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $2,101,267 of securities loaned (cost $57,818,539)	$112,855,158
Repurchase agreements, at value (cost $729,271)	729,271
Receivables:
Fund shares sold	18,104
Foreign tax reclaims	4,335
Securities lending income	328
Interest	99
Total assets	113,607,295

Liabilities:
Payable for:
Return of securities lending collateral	2,236,257
Management fees	73,685
Fund shares redeemed	72,431
Transfer agent fees	47,973
Portfolio accounting and administration fees	8,896
Distribution and service fees	4,618
Trustees’ fees*	969
Miscellaneous	65,921
Total liabilities	2,510,750
Net assets	$111,096,545

Net assets consist of:
Paid in capital	$46,042,843
Total distributable earnings (loss)	65,053,702
Net assets	$111,096,545

Investor Class:
Net assets	$90,030,953
Capital shares outstanding	1,126,292
Net asset value per share	$79.94

Class A:
Net assets	$15,062,491
Capital shares outstanding	217,622
Net asset value per share	$69.21
Maximum offering price per share (Net asset value divided by 95.25%)	$72.66

Class C:
Net assets	$897,141
Capital shares outstanding	16,583
Net asset value per share	$54.10

Class H:
Net assets	$5,105,960
Capital shares outstanding	77,316
Net asset value per share	$66.04

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $596)	$468,740
Interest	14,725
Income from securities lending, net	6,028
Total investment income	489,493

Expenses:
Management fees	463,681
Distribution and service fees:
Class A	18,343
Class C	4,437
Class H	6,434
Transfer agent fees	112,507
Portfolio accounting and administration fees	83,237
Registration fees	45,471
Professional fees	19,122
Custodian fees	6,975
Trustees’ fees*	5,940
Miscellaneous	37,264
Total expenses	803,411
Less:
Expenses reimbursed by Adviser	(27,252)
Net expenses	776,159
Net investment loss	(286,666)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,095,479
Net realized gain	5,095,479
Net change in unrealized appreciation (depreciation) on:
Investments	2,582,249
Net change in unrealized appreciation (depreciation)	2,582,249
Net realized and unrealized gain	7,677,728
Net increase in net assets resulting from operations	$7,391,062

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(286,666)	$(480,703)
Net realized gain on investments	5,095,479	14,859,997
Net change in unrealized appreciation (depreciation) on investments	2,582,249	(5,138,730)
Net increase in net assets resulting from operations	7,391,062	9,240,564

Capital share transactions:
Proceeds from sale of shares
Investor Class	27,307,751	27,388,563
Class A	1,090,898	1,750,509
Class C	214,519	185,861
Class H	123,756	438,546
Cost of shares redeemed
Investor Class	(31,645,436)	(40,330,995)
Class A	(1,765,521)	(4,351,712)
Class C	(342,599)	(1,010,807)
Class H	(653,975)	(1,653,324)
Net decrease from capital share transactions	(5,670,607)	(17,583,359)
Net increase (decrease) in net assets	1,720,455	(8,342,795)

Net assets:
Beginning of period	109,376,090	117,718,885
End of period	$111,096,545	$109,376,090

Capital share activity:
Shares sold
Investor Class	361,347	389,294
Class A	16,363	29,027
Class C	4,016	3,821
Class H	1,879	7,277
Shares redeemed
Investor Class	(418,452)	(579,083)
Class A	(26,988)	(72,392)
Class C	(6,729)	(21,302)
Class H	(10,389)	(29,105)
Net decrease in shares	(78,953)	(272,463)

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$74.64	$68.29	$73.30	$94.01	$71.72	$83.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.26)	(.24)	(.52)	(.58)	(.44)
Net gain (loss) on investments (realized and unrealized)	5.48	6.61	(3.87)	(4.42)	29.82	(7.26)
Total from investment operations	5.30	6.35	(4.11)	(4.94)	29.24	(7.70)
Less distributions from:
Net realized gains	—	—	(.90)	(15.77)	(6.95)	(3.60)
Total distributions	—	—	(.90)	(15.77)	(6.95)	(3.60)
Net asset value, end of period	$79.94	$74.64	$68.29	$73.30	$94.01	$71.72

Total Return	7.10%	9.30%	(5.64%)	(6.81%)	40.80%	(9.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,031	$88,328	$93,776	$122,777	$151,506	$122,194
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.37%)	(0.34%)	(0.56%)	(0.62%)	(0.56%)
Total expenses	1.42%	1.43%	1.39%	1.36%	1.45%	1.48%
Net expenses[c]	1.37%	1.40%	1.39%	1.36%	1.45%	1.48%
Portfolio turnover rate	32%	51%	61%	65%	115%	64%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$64.71	$59.35	$63.98	$84.21	$64.92	$75.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.38)	(.35)	(.65)	(.73)	(.57)
Net gain (loss) on investments (realized and unrealized)	4.74	5.74	(3.38)	(3.81)	26.97	(6.57)
Total from investment operations	4.50	5.36	(3.73)	(4.46)	26.24	(7.14)
Less distributions from:
Net realized gains	—	—	(.90)	(15.77)	(6.95)	(3.60)
Total distributions	—	—	(.90)	(15.77)	(6.95)	(3.60)
Net asset value, end of period	$69.21	$64.71	$59.35	$63.98	$84.21	$64.92

Total Return[d]	6.95%	9.03%	(5.87%)	(7.04%)	40.44%	(10.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,062	$14,770	$16,121	$19,263	$22,317	$14,565
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.62%)	(0.59%)	(0.80%)	(0.87%)	(0.80%)
Total expenses	1.67%	1.68%	1.64%	1.61%	1.69%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.69%	1.73%
Portfolio turnover rate	32%	51%	61%	65%	115%	64%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$50.77	$46.92	$51.15	$70.90	$55.85	$66.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.66)	(.64)	(1.09)	(1.15)	(.97)
Net gain (loss) on investments (realized and unrealized)	3.71	4.51	(2.69)	(2.89)	23.15	(5.63)
Total from investment operations	3.33	3.85	(3.33)	(3.98)	22.00	(6.60)
Less distributions from:
Net realized gains	—	—	(.90)	(15.77)	(6.95)	(3.60)
Total distributions	—	—	(.90)	(15.77)	(6.95)	(3.60)
Net asset value, end of period	$54.10	$50.77	$46.92	$51.15	$70.90	$55.85

Total Return[d]	6.56%	8.21%	(6.58%)	(7.74%)	39.39%	(10.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$897	$980	$1,725	$3,174	$8,221	$8,692
Ratios to average net assets:
Net investment income (loss)	(1.48%)	(1.38%)	(1.34%)	(1.58%)	(1.61%)	(1.56%)
Total expenses	2.42%	2.43%	2.39%	2.36%	2.45%	2.48%
Net expenses[c]	2.37%	2.40%	2.39%	2.36%	2.45%	2.48%
Portfolio turnover rate	32%	51%	61%	65%	115%	64%

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$61.74	$56.63	$61.09	$81.10	$62.70	$73.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.36)	(.34)	(.64)	(.66)	(.59)
Net gain (loss) on investments (realized and unrealized)	4.53	5.47	(3.22)	(3.60)	26.01	(6.29)
Total from investment operations	4.30	5.11	(3.56)	(4.24)	25.35	(6.88)
Less distributions from:
Net realized gains	—	—	(.90)	(15.77)	(6.95)	(3.60)
Total distributions	—	—	(.90)	(15.77)	(6.95)	(3.60)
Net asset value, end of period	$66.04	$61.74	$56.63	$61.09	$81.10	$62.70

Total Return	6.96%	9.02%	(5.87%)	(7.04%)	40.45%	(10.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,106	$5,299	$6,096	$9,352	$9,565	$8,365
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.62%)	(0.59%)	(0.82%)	(0.83%)	(0.85%)
Total expenses	1.67%	1.68%	1.64%	1.61%	1.72%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.72%	1.73%
Portfolio turnover rate	32%	51%	61%	65%	115%	64%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Food - 34.0%
Mondelez International, Inc. — Class A	25,224	$1,858,252
General Mills, Inc.	16,423	1,212,838
Sysco Corp.	14,969	1,168,480
Kroger Co.	19,923	1,141,588
Hershey Co.	5,952	1,141,475
Kraft Heinz Co.	27,774	975,145
McCormick & Company, Inc.	10,661	877,400
Kellanova	10,830	874,089
Tyson Foods, Inc. — Class A	14,031	835,686
Conagra Brands, Inc.	22,858	743,342
US Foods Holding Corp.*	11,871	730,066
J M Smucker Co.	5,518	668,230
Performance Food Group Co.*	8,448	662,070
Sprouts Farmers Market, Inc.*	5,805	640,930
Campbell Soup Co.	11,855	579,947
Lamb Weston Holdings, Inc.	8,865	573,920
Hormel Foods Corp.	17,937	568,603
Ingredion, Inc.	4,091	562,226
Albertsons Companies, Inc. — Class A	24,502	452,797
Post Holdings, Inc.*	3,771	436,493
Flowers Foods, Inc.	17,270	398,419
Cal-Maine Foods, Inc.	4,639	347,183
Simply Good Foods Co.*	9,793	340,503
Lancaster Colony Corp.	1,769	312,352
Pilgrim’s Pride Corp.*	5,898	271,603
Grocery Outlet Holding Corp.*	13,743	241,190
Total Food		18,614,827

Beverages - 25.4%
Coca-Cola Co.	41,604	2,989,663
PepsiCo, Inc.	16,586	2,820,449
Constellation Brands, Inc. — Class A	4,726	1,217,843
Keurig Dr Pepper, Inc.	31,691	1,187,779
Monster Beverage Corp.*	22,451	1,171,269
Coca-Cola Europacific Partners plc	11,681	919,879
Brown-Forman Corp. — Class B	18,453	907,888
Anheuser-Busch InBev S.A. ADR	11,139	738,404
Fomento Economico Mexicano SAB de CV ADR	6,739	665,207
Molson Coors Beverage Co. — Class B	10,981	631,627
Celsius Holdings, Inc.*	13,434	421,290
Coca-Cola Consolidated, Inc.	195	256,698
Total Beverages		13,927,996

Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	21,871	3,788,057
Colgate-Palmolive Co.	16,461	1,708,817
Kenvue, Inc.	54,359	1,257,324
Estee Lauder Companies, Inc. — Class A	11,822	1,178,535
Unilever plc ADR	11,795	766,203
elf Beauty, Inc.*	4,102	447,241
Total Cosmetics & Personal Care		9,146,177

Agriculture - 13.0%
Philip Morris International, Inc.	21,106	2,562,268
Altria Group, Inc.	33,807	1,725,509
Archer-Daniels-Midland Co.	16,668	995,746
British American Tobacco plc ADR	18,963	693,667
Bunge Global S.A.	7,151	691,073
Darling Ingredients, Inc.*	12,712	472,378
Total Agriculture		7,140,641

Household Products & Housewares - 6.5%
Kimberly-Clark Corp.	9,142	1,300,724
Church & Dwight Company, Inc.	9,175	960,806
Clorox Co.	5,171	842,408
Spectrum Brands Holdings, Inc.	3,250	309,205
WD-40 Co.	662	170,716
Total Household Products & Housewares		3,583,859

Retail - 2.1%
Casey’s General Stores, Inc.	1,834	689,052
Freshpet, Inc.*	3,424	468,301
Total Retail		1,157,353

Pharmaceuticals - 1.0%
BellRing Brands, Inc.*	8,779	533,061

Internet - 0.9%
Maplebear, Inc.*	12,002	488,961

Total Common Stocks
(Cost $27,148,914)		54,592,875

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$29,376	29,376
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	24,263	24,263
Total Repurchase Agreements
(Cost $53,639)		53,639

Total Investments - 99.7%
(Cost $27,202,553)		$54,646,514
Other Assets & Liabilities, net - 0.3%		184,727
Total Net Assets - 100.0%		$54,831,241

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
CONSUMER PRODUCTS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,592,875	$—	$—	$54,592,875
Repurchase Agreements	—	53,639	—	53,639
Total Assets	$54,592,875	$53,639	$—	$54,646,514

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $27,148,914)	$54,592,875
Repurchase agreements, at value (cost $53,639)	53,639
Receivables:
Fund shares sold	168,803
Dividends	133,410
Foreign tax reclaims	1,389
Securities lending income	17
Interest	7
Total assets	54,950,140

Liabilities:
Payable for:
Management fees	35,927
Transfer agent	23,456
Fund shares redeemed	19,254
Portfolio accounting and administration fees	4,337
Distribution and service fees	3,305
Trustees’ fees*	471
Miscellaneous	32,149
Total liabilities	118,899
Net assets	$54,831,241

Net assets consist of:
Paid in capital	$25,585,474
Total distributable earnings (loss)	29,245,767
Net assets	$54,831,241

Investor Class:
Net assets	$43,185,286
Capital shares outstanding	783,729
Net asset value per share	$55.10

Class A:
Net assets	$8,208,289
Capital shares outstanding	176,023
Net asset value per share	$46.63
Maximum offering price per share (Net asset value divided by 95.25%)	$48.96

Class C:
Net assets	$1,796,647
Capital shares outstanding	54,422
Net asset value per share	$33.01

Class H:
Net assets	$1,641,019
Capital shares outstanding	37,619
Net asset value per share	$43.62

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends	$761,346
Interest	6,179
Income from securities lending, net	666
Total investment income	768,191

Expenses:
Management fees	235,794
Distribution and service fees:
Class A	10,470
Class C	11,221
Class H	1,737
Transfer agent fees	56,975
Portfolio accounting and administration fees	42,328
Registration fees	24,527
Professional fees	9,741
Custodian fees	3,554
Trustees’ fees*	3,093
Line of credit fees	160
Miscellaneous	16,928
Total expenses	416,528
Less:
Expenses reimbursed by Adviser	(13,858)
Net expenses	402,670
Net investment income	365,521

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,034,255
Net realized gain	3,034,255
Net change in unrealized appreciation (depreciation) on:
Investments	(1,318,261)
Net change in unrealized appreciation (depreciation)	(1,318,261)
Net realized and unrealized gain	1,715,994
Net increase in net assets resulting from operations	$2,081,515

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$365,521	$845,472
Net realized gain on investments	3,034,255	9,038,604
Net change in unrealized appreciation (depreciation) on investments	(1,318,261)	(9,386,084)
Net increase in net assets resulting from operations	2,081,515	497,992

Distributions to shareholders:
Investor Class	—	(4,528,074)
Class A	—	(1,009,716)
Class C	—	(579,599)
Class H	—	(180,801)
Total distributions to shareholders	—	(6,298,190)

Capital share transactions:
Proceeds from sale of shares
Investor Class	29,299,359	30,668,858
Class A	1,137,238	1,318,675
Class C	44,966	190,577
Class H	388,880	507,400
Distributions reinvested
Investor Class	—	4,402,722
Class A	—	991,237
Class C	—	568,974
Class H	—	180,564
Cost of shares redeemed
Investor Class	(35,954,735)	(45,479,254)
Class A	(1,673,741)	(2,493,154)
Class C	(1,399,058)	(1,917,191)
Class H	(186,475)	(896,056)
Net decrease from capital share transactions	(8,343,566)	(11,956,648)
Net decrease in net assets	(6,262,051)	(17,756,846)

Net assets:
Beginning of period	61,093,292	78,850,138
End of period	$54,831,241	$61,093,292

Capital share activity:
Shares sold
Investor Class	560,975	565,331
Class A	25,846	28,215
Class C	1,380	5,111
Class H	9,200	11,051
Shares issued from reinvestment of distributions
Investor Class	—	90,183
Class A	—	23,943
Class C	—	19,294
Class H	—	4,662
Shares redeemed
Investor Class	(692,164)	(838,002)
Class A	(37,748)	(55,030)
Class C	(44,744)	(56,953)
Class H	(4,513)	(20,051)
Net decrease in shares	(181,768)	(222,246)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$52.71	$57.24	$60.53	$66.72	$52.88	$59.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.75	.97	.66	.70	.72
Net gain (loss) on investments (realized and unrealized)	2.02	.35 [e]	(.17)[f]	2.18	18.44	(5.71)
Total from investment operations	2.39	1.10	.80	2.84	19.14	(4.99)
Less distributions from:
Net investment income	—	(.88)	(.62)	(.62)	(.73)	(.77)
Net realized gains	—	(4.75)	(3.47)	(8.41)	(4.57)	(.92)
Total distributions	—	(5.63)	(4.09)	(9.03)	(5.30)	(1.69)
Net asset value, end of period	$55.10	$52.71	$57.24	$60.53	$66.72	$52.88

Total Return	4.53%	2.71%	1.40%	4.89%	36.78%	(8.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,185	$48,221	$62,816	$67,612	$83,023	$79,890
Ratios to average net assets:
Net investment income (loss)	1.40%	1.39%	1.65%	1.01%	1.12%	1.17%
Total expenses	1.42%	1.43%	1.39%	1.36%	1.45%	1.47%
Net expenses[c]	1.37%	1.40%	1.39%	1.36%	1.45%	1.47%
Portfolio turnover rate	43%	43%	79%	60%	38%	59%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$44.66	$49.52	$53.05	$59.72	$47.88	$54.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.54	.68	.44	.50	.51
Net gain (loss) on investments (realized and unrealized)	1.71	.23 [e]	(.12)[f]	1.92	16.64	(5.15)
Total from investment operations	1.97	.77	.56	2.36	17.14	(4.64)
Less distributions from:
Net investment income	—	(.88)	(.62)	(.62)	(.73)	(.77)
Net realized gains	—	(4.75)	(3.47)	(8.41)	(4.57)	(.92)
Total distributions	—	(5.63)	(4.09)	(9.03)	(5.30)	(1.69)
Net asset value, end of period	$46.63	$44.66	$49.52	$53.05	$59.72	$47.88

Total Return[d]	4.41%	2.46%	1.13%	4.65%	36.43%	(9.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,208	$8,393	$9,449	$9,820	$10,751	$8,561
Ratios to average net assets:
Net investment income (loss)	1.15%	1.15%	1.34%	0.76%	0.89%	0.92%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.69%	1.72%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.69%	1.72%
Portfolio turnover rate	43%	43%	79%	60%	38%	59%

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$31.74	$37.17	$41.14	$48.68	$40.08	$45.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.13	.22	—	.06	.08
Net gain (loss) on investments (realized and unrealized)	1.21	.07 [e]	(.10)[f]	1.49	13.84	(4.29)
Total from investment operations	1.27	.20	.12	1.49	13.90	(4.21)
Less distributions from:
Net investment income	—	(.88)	(.62)	(.62)	(.73)	(.77)
Net realized gains	—	(4.75)	(3.47)	(8.41)	(4.57)	(.92)
Total distributions	—	(5.63)	(4.09)	(9.03)	(5.30)	(1.69)
Net asset value, end of period	$33.01	$31.74	$37.17	$41.14	$48.68	$40.08

Total Return[d]	4.00%	1.70%	0.37%	3.87%	35.40%	(9.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,797	$3,103	$4,845	$6,578	$9,035	$9,816
Ratios to average net assets:
Net investment income (loss)	0.36%	0.38%	0.56%	—	0.12%	0.16%
Total expenses	2.41%	2.43%	2.39%	2.36%	2.45%	2.47%
Net expenses[c]	2.36%	2.40%	2.39%	2.36%	2.45%	2.47%
Portfolio turnover rate	43%	43%	79%	60%	38%	59%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$41.78	$46.71	$50.27	$57.06	$45.93	$52.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.50	.62	.38	.49	.46
Net gain (loss) on investments (realized and unrealized)	1.60	.20 [e]	(.09)[f]	1.86	15.94	(4.91)
Total from investment operations	1.84	.70	.53	2.24	16.43	(4.45)
Less distributions from:
Net investment income	—	(.88)	(.62)	(.62)	(.73)	(.77)
Net realized gains	—	(4.75)	(3.47)	(8.41)	(4.57)	(.92)
Total distributions	—	(5.63)	(4.09)	(9.03)	(5.30)	(1.69)
Net asset value, end of period	$43.62	$41.78	$46.71	$50.27	$57.06	$45.93

Total Return	4.40%	2.45%	1.14%	4.65%	36.43%	(9.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,641	$1,376	$1,741	$2,443	$5,601	$4,284
Ratios to average net assets:
Net investment income (loss)	1.17%	1.15%	1.28%	0.68%	0.90%	0.86%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.69%	1.72%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.69%	1.72%
Portfolio turnover rate	43%	43%	79%	60%	38%	59%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Semiconductors - 93.0%
NVIDIA Corp.	169,855	$20,627,191
Broadcom, Inc.	62,852	10,841,970
Advanced Micro Devices, Inc.*	39,770	6,525,462
Texas Instruments, Inc.	26,219	5,416,059
QUALCOMM, Inc.	31,768	5,402,148
Applied Materials, Inc.	26,032	5,259,766
Micron Technology, Inc.	44,150	4,578,797
Intel Corp.*	181,789	4,264,770
Analog Devices, Inc.	18,255	4,201,753
Lam Research Corp.	5,102	4,163,640
KLA Corp.	5,239	4,057,134
Marvell Technology, Inc.	41,138	2,966,873
Microchip Technology, Inc.	32,129	2,579,637
Monolithic Power Systems, Inc.	2,762	2,553,469
NXP Semiconductor N.V.	10,589	2,541,466
ASML Holding N.V. — Class G	2,800	2,333,100
Taiwan Semiconductor Manufacturing Company Ltd. ADR	13,140	2,282,024
ON Semiconductor Corp.*	30,536	2,217,219
ARM Holdings plc ADR*	13,140	1,879,151
Teradyne, Inc.	13,787	1,846,493
Entegris, Inc.	14,422	1,622,908
Kulicke & Soffa Industries, Inc.	35,141	1,585,913
STMicroelectronics N.V. — Class Y	52,562	1,562,668
Skyworks Solutions, Inc.	15,368	1,517,897
ASE Technology Holding Company Ltd. ADR	147,245	1,437,111
United Microelectronics Corp. ADR[1]	164,292	1,383,339
Onto Innovation, Inc.*	6,122	1,270,682
Qorvo, Inc.*	11,548	1,192,908
Lattice Semiconductor Corp.*	21,614	1,147,055
MKS Instruments, Inc.	9,569	1,040,246
MACOM Technology Solutions Holdings, Inc.*	9,146	1,017,584
Cirrus Logic, Inc.*	7,578	941,263
Impinj, Inc.*	4,268	924,107
Rambus, Inc.*	19,984	843,725
Power Integrations, Inc.	11,821	757,963
FormFactor, Inc.*	16,425	755,550
Semtech Corp.*	16,326	745,445
Amkor Technology, Inc.	24,053	736,022
Silicon Laboratories, Inc.*	6,321	730,518
Axcelis Technologies, Inc.*	6,856	718,852
GLOBALFOUNDRIES, Inc.*	17,757	714,719
Synaptics, Inc.*	9,121	707,607
Allegro MicroSystems, Inc.*	29,840	695,272
Diodes, Inc.*	10,465	670,702
Ambarella, Inc.*	10,515	593,099
Veeco Instruments, Inc.*,1	16,513	547,076
Wolfspeed, Inc.*	47,111	456,977
Aehr Test Systems*,1	18,031	231,698
Total Semiconductors		123,087,028

Energy-Alternate Sources - 5.2%
First Solar, Inc.*	7,914	1,974,068
SolarEdge Technologies, Inc.*	77,262	1,770,072
Canadian Solar, Inc.*,1	98,864	1,656,961
Enphase Energy, Inc.*	13,489	1,524,527
Total Energy-Alternate Sources		6,925,628

Electrical Components & Equipment - 0.9%
Universal Display Corp.	5,699	1,196,220

Telecommunications - 0.6%
Credo Technology Group Holding Ltd.*	26,243	808,284

Total Common Stocks
(Cost $77,351,766)		132,017,160

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$667,015	667,015
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	550,923	550,923
Total Repurchase Agreements
(Cost $1,217,938)		1,217,938

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	2,641,043	2,641,043
Total Securities Lending Collateral
(Cost $2,641,043)		2,641,043

Total Investments - 102.6%
(Cost $81,210,747)		$135,876,141
Other Assets & Liabilities, net - (2.6)%		(3,423,760)
Total Net Assets - 100.0%		$132,452,381

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
ELECTRONICS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$132,017,160	$—	$—	$132,017,160
Repurchase Agreements	—	1,217,938	—	1,217,938
Securities Lending Collateral	2,641,043	—	—	2,641,043
Total Assets	$134,658,203	$1,217,938	$—	$135,876,141

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $2,576,405 of securities loaned (cost $79,992,809)	$134,658,203
Repurchase agreements, at value (cost $1,217,938)	1,217,938
Receivables:
Securities sold	2,615,561
Fund shares sold	163,138
Dividends	44,905
Securities lending income	985
Interest	164
Total assets	138,700,894

Liabilities:
Payable for:
Fund shares redeemed	3,379,576
Return of securities lending collateral	2,641,043
Management fees	82,782
Transfer agent	55,149
Portfolio accounting and administration fees	9,994
Distribution and service fees	3,663
Trustees’ fees*	1,120
Miscellaneous	75,186
Total liabilities	6,248,513
Net assets	$132,452,381

Net assets consist of:
Paid in capital	$85,270,197
Total distributable earnings (loss)	47,182,184
Net assets	$132,452,381

Investor Class:
Net assets	$117,979,717
Capital shares outstanding	267,096
Net asset value per share	$441.71

Class A:
Net assets	$8,816,525
Capital shares outstanding	21,972
Net asset value per share	$401.26
Maximum offering price per share (Net asset value divided by 95.25%)	$421.27

Class C:
Net assets	$1,797,294
Capital shares outstanding	5,308
Net asset value per share	$338.58

Class H:
Net assets	$3,858,845
Capital shares outstanding	9,925
Net asset value per share	$388.80

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $5,626)	$567,908
Interest	22,245
Income from securities lending, net	14,293
Total investment income	604,446

Expenses:
Management fees	546,319
Distribution and service fees:
Class A	10,652
Class C	9,206
Class H	4,299
Transfer agent	131,838
Portfolio accounting and administration fees	98,071
Registration fees	64,401
Professional fees	27,728
Custodian fees	8,256
Trustees’ fees*	5,704
Miscellaneous	29,916
Total expenses	936,390
Less:
Expenses reimbursed by Adviser	(32,110)
Net expenses	904,280
Net investment loss	(299,834)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,597,733)
Net realized loss	(1,597,733)
Net change in unrealized appreciation (depreciation) on:
Investments	6,367,194
Net change in unrealized appreciation (depreciation)	6,367,194
Net realized and unrealized gain	4,769,461
Net increase in net assets resulting from operations	$4,469,627

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(299,834)	$(258,356)
Net realized gain (loss) on investments	(1,597,733)	2,298,068
Net change in unrealized appreciation (depreciation) on investments	6,367,194	25,104,892
Net increase in net assets resulting from operations	4,469,627	27,144,604

Capital share transactions:
Proceeds from sale of shares
Investor Class	93,821,321	117,824,436
Class A	2,481,391	3,569,727
Class C	401,400	870,356
Class H	1,629,040	1,607,175
Cost of shares redeemed
Investor Class	(61,947,562)	(101,602,963)
Class A	(1,645,585)	(4,009,456)
Class C	(404,012)	(848,357)
Class H	(588,341)	(5,124,430)
Net increase from capital share transactions	33,747,652	12,286,488
Net increase in net assets	38,217,279	39,431,092

Net assets:
Beginning of period	94,235,102	54,804,010
End of period	$132,452,381	$94,235,102

Capital share activity:
Shares sold
Investor Class	218,645	369,137
Class A	6,207	12,025
Class C	1,155	3,332
Class H	3,980	5,523
Shares redeemed
Investor Class	(145,759)	(318,257)
Class A	(4,101)	(13,692)
Class C	(1,217)	(3,413)
Class H	(1,569)	(19,867)
Net increase in shares	77,341	34,788

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$422.50	$293.83	$304.55	$281.78	$137.65	$126.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.94)	(.90)	(.35)	(1.59)	(.71)	— [e]
Net gain (loss) on investments (realized and unrealized)	20.15	129.57	(10.37)	35.88	150.08	11.35
Total from investment operations	19.21	128.67	(10.72)	34.29	149.37	11.35
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Net realized gains	—	—	—	(11.52)	(5.24)	—
Total distributions	—	—	—	(11.52)	(5.24)	(.01)
Net asset value, end of period	$441.71	$422.50	$293.83	$304.55	$281.78	$137.65

Total Return	4.55%	43.79%	(3.52%)	11.63%	109.05%	8.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,980	$82,055	$42,114	$60,738	$55,324	$38,634
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.27%)	(0.14%)	(0.51%)	(0.33%)	— [f]
Total expenses	1.42%	1.43%	1.39%	1.36%	1.44%	1.48%
Net expenses[c]	1.37%	1.39%	1.39%	1.36%	1.44%	1.48%
Portfolio turnover rate	32%	96%	147%	281%	163%	265%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$384.31	$267.90	$278.40	$259.00	$127.06	$116.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.35)	(1.69)	(.95)	(2.15)	(1.15)	(.31)
Net gain (loss) on investments (realized and unrealized)	18.30	118.10	(9.55)	33.07	138.33	10.50
Total from investment operations	16.95	116.41	(10.50)	30.92	137.18	10.19
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Net realized gains	—	—	—	(11.52)	(5.24)	—
Total distributions	—	—	—	(11.52)	(5.24)	(.01)
Net asset value, end of period	$401.26	$384.31	$267.90	$278.40	$259.00	$127.06

Total Return[d]	4.41%	43.45%	(3.77%)	11.35%	108.53%	8.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,817	$7,635	$5,769	$8,827	$5,156	$2,120
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.56%)	(0.41%)	(0.76%)	(0.58%)	(0.23%)
Total expenses	1.67%	1.68%	1.64%	1.61%	1.69%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.69%	1.73%
Portfolio turnover rate	32%	96%	147%	281%	163%	265%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$325.49	$228.60	$239.35	$225.59	$111.87	$103.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.40)	(3.35)	(2.30)	(3.58)	(2.32)	(1.14)
Net gain (loss) on investments (realized and unrealized)	15.51	100.24	(8.45)	28.86	121.28	9.33
Total from investment operations	13.11	96.89	(10.75)	25.28	118.96	8.19
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Net realized gains	—	—	—	(11.52)	(5.24)	—
Total distributions	—	—	—	(11.52)	(5.24)	(.01)
Net asset value, end of period	$338.58	$325.49	$228.60	$239.35	$225.59	$111.87

Total Return[d]	4.02%	42.38%	(4.49%)	10.51%	106.98%	7.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,797	$1,748	$1,246	$1,838	$2,987	$1,701
Ratios to average net assets:
Net investment income (loss)	(1.43%)	(1.31%)	(1.16%)	(1.48%)	(1.34%)	(0.96%)
Total expenses	2.42%	2.43%	2.39%	2.36%	2.44%	2.48%
Net expenses[c]	2.37%	2.40%	2.39%	2.36%	2.44%	2.48%
Portfolio turnover rate	32%	96%	147%	281%	163%	265%

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$372.36	$259.59	$269.75	$251.22	$123.34	$113.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.32)	(1.56)	(.97)	(2.32)	(1.23)	(.30)
Net gain (loss) on investments (realized and unrealized)	17.76	114.33	(9.19)	32.37	134.35	10.18
Total from investment operations	16.44	112.77	(10.16)	30.05	133.12	9.88
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Net realized gains	—	—	—	(11.52)	(5.24)	—
Total distributions	—	—	—	(11.52)	(5.24)	(.01)
Net asset value, end of period	$388.80	$372.36	$259.59	$269.75	$251.22	$123.34

Total Return	4.42%	43.44%	(3.77%)	11.35%	108.53%	8.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,859	$2,798	$5,674	$2,051	$8,383	$2,142
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.56%)	(0.43%)	(0.85%)	(0.60%)	(0.22%)
Total expenses	1.67%	1.68%	1.64%	1.60%	1.67%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.60%	1.67%	1.73%
Portfolio turnover rate	32%	96%	147%	281%	163%	265%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than $0.01 per share.
[f]	Less than 0.01% or (0.01%).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Oil & Gas - 64.5%
Exxon Mobil Corp.	12,665	$1,484,591
Chevron Corp.	6,996	1,030,301
ConocoPhillips	6,673	702,533
EOG Resources, Inc.	4,373	537,573
Phillips 66	3,597	472,826
Marathon Petroleum Corp.	2,850	464,294
Diamondback Energy, Inc.	2,561	441,516
Equities Corp.	11,350	415,864
Valero Energy Corp.	3,038	410,221
Hess Corp.	2,944	399,795
Occidental Petroleum Corp.	7,115	366,707
Devon Energy Corp.	7,833	306,427
BP plc ADR	9,272	291,048
Petroleo Brasileiro S.A. ADR	19,865	286,255
Shell plc ADR	4,297	283,387
Coterra Energy, Inc. — Class A	11,213	268,551
Canadian Natural Resources Ltd.	7,702	255,783
Marathon Oil Corp.	9,223	245,608
Suncor Energy, Inc.	6,229	229,975
Cenovus Energy, Inc.	13,218	221,137
Chesapeake Energy Corp.[1]	2,613	214,919
Permian Resources Corp.	14,370	195,576
Ovintiv, Inc.	5,083	194,730
APA Corp.	7,799	190,764
Southwestern Energy Co.*	26,496	188,387
Antero Resources Corp.*	6,522	186,855
Viper Energy, Inc.	4,000	180,440
Range Resources Corp.	5,642	173,548
Chord Energy Corp.	1,330	173,206
Equinor ASA ADR[1]	6,803	172,320
HF Sinclair Corp.	3,771	168,073
Matador Resources Co.	3,001	148,309
CNX Resources Corp.*	4,537	147,770
Weatherford International plc	1,728	146,742
Noble Corporation plc[1]	3,980	143,837
Magnolia Oil & Gas Corp. — Class A	5,797	141,563
Civitas Resources, Inc.	2,710	137,316
Murphy Oil Corp.	4,044	136,445
SM Energy Co.	3,343	133,620
California Resources Corp.	2,513	131,857
Valaris Ltd.*	2,112	117,744
Northern Oil & Gas, Inc.	3,271	115,826
Transocean Ltd.*	26,084	110,857
PBF Energy, Inc. — Class A	3,365	104,147
Patterson-UTI Energy, Inc.	13,492	103,214
Helmerich & Payne, Inc.	3,319	100,964
Kosmos Energy Ltd.*	20,028	80,713
Delek US Holdings, Inc.	3,602	67,537
Comstock Resources, Inc.*	5,558	61,861
Vital Energy, Inc.*	2,098	56,436
Total Oil & Gas		13,339,968

Pipelines - 15.0%
Williams Companies, Inc.	10,354	472,660
ONEOK, Inc.	5,064	461,482
Kinder Morgan, Inc.	19,205	424,238
Cheniere Energy, Inc.	2,177	391,512
Targa Resources Corp.	2,402	355,520
Enbridge, Inc.	6,045	245,487
TC Energy Corp.	4,683	222,677
DT Midstream, Inc.	2,221	174,704
Golar LNG Ltd.	4,428	162,773
Pembina Pipeline Corp.	3,387	139,680
New Fortress Energy, Inc.[1]	5,855	53,222
Total Pipelines		3,103,955

Oil & Gas Services - 9.3%
Schlumberger N.V.	11,968	502,058
Baker Hughes Co.	10,782	389,769
Halliburton Co.	10,670	309,963
TechnipFMC plc	7,837	205,564
NOV, Inc.	9,672	154,462
ChampionX Corp.	5,075	153,011
Tidewater, Inc.*	1,588	114,003
Liberty Energy, Inc. — Class A	5,441	103,869
Total Oil & Gas Services		1,932,699

Energy-Alternate Sources - 5.2%
First Solar, Inc.*	1,307	326,018
SolarEdge Technologies, Inc.*	11,724	268,597
Enphase Energy, Inc.*	2,229	251,922
Sunrun, Inc.*	6,795	122,718
Green Plains, Inc.*	4,406	59,657
Plug Power, Inc.*,1	17,450	39,437
Total Energy-Alternate Sources		1,068,349

Mining - 1.7%
Cameco Corp.	5,212	248,925
Uranium Energy Corp.*	17,090	106,129
Total Mining		355,054

Transportation - 1.2%
Scorpio Tankers, Inc.	2,038	145,309
Frontline plc[1]	5,027	114,867
Total Transportation		260,176

Coal - 0.9%
Peabody Energy Corp.	4,631	122,907
CONSOL Energy, Inc.	693	72,522
Total Coal		195,429

Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	5,093	161,907

Retail - 0.7%
Murphy USA, Inc.	281	138,496

Total Common Stocks
(Cost $9,328,398)		20,556,033

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
ENERGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$67,431	$67,431
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	55,695	55,695
Total Repurchase Agreements
(Cost $123,126)		123,126

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	570,260	$570,260
Total Securities Lending Collateral
(Cost $570,260)		570,260

Total Investments - 102.7%
(Cost $10,021,784)		$21,249,419
Other Assets & Liabilities, net - (2.7)%		(565,181)
Total Net Assets - 100.0%		$20,684,238

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,556,033	$—	$—	$20,556,033
Repurchase Agreements	—	123,126	—	123,126
Securities Lending Collateral	570,260	—	—	570,260
Total Assets	$21,126,293	$123,126	$—	$21,249,419

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $552,248 of securities loaned (cost $9,898,658)	$21,126,293
Repurchase agreements, at value (cost $123,126)	123,126
Cash	10,056
Receivables:
Dividends	22,419
Fund shares sold	20,736
Securities lending income	321
Interest	17
Total assets	21,302,968

Liabilities:
Payable for:
Return of securities lending collateral	570,260
Management fees	13,733
Transfer agent fees	10,554
Fund shares redeemed	5,457
Distribution and service fees	2,286
Portfolio accounting and administration fees	1,658
Trustees’ fees*	210
Miscellaneous	14,572
Total liabilities	618,730
Net assets	$20,684,238

Net assets consist of:
Paid in capital	$23,897,143
Total distributable earnings (loss)	(3,212,905)
Net assets	$20,684,238

Investor Class:
Net assets	$13,953,667
Capital shares outstanding	53,147
Net asset value per share	$262.55

Class A:
Net assets	$3,968,024
Capital shares outstanding	16,550
Net asset value per share	$239.76
Maximum offering price per share (Net asset value divided by 95.25%)	$251.72

Class C:
Net assets	$1,760,576
Capital shares outstanding	8,849
Net asset value per share	$198.96

Class H:
Net assets	$1,001,971
Capital shares outstanding	4,329
Net asset value per share	$231.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $7,458)	$477,192
Interest	3,424
Income from securities lending, net	1,958
Total investment income	482,574

Expenses:
Management fees	126,755
Distribution and service fees:
Class A	5,260
Class C	9,294
Class H	2,506
Transfer agent fees	30,381
Registration fees	14,651
Portfolio accounting and administration fees	22,754
Professional fees	7,093
Trustees’ fees*	2,023
Custodian fees	1,938
Line of credit fees	57
Miscellaneous	4,270
Total expenses	226,982
Less:
Expenses reimbursed by Adviser	(7,449)
Net expenses	219,533
Net investment income	263,041

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,638,121
Net realized gain	2,638,121
Net change in unrealized appreciation (depreciation) on:
Investments	(5,343,781)
Net change in unrealized appreciation (depreciation)	(5,343,781)
Net realized and unrealized loss	(2,705,660)
Net decrease in net assets resulting from operations	$(2,442,619)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$263,041	$761,104
Net realized gain on investments	2,638,121	10,149,054
Net change in unrealized appreciation (depreciation) on investments	(5,343,781)	(8,687,737)
Net increase (decrease) in net assets resulting from operations	(2,442,619)	2,222,421

Distributions to shareholders:
Investor Class	—	(1,379,867)
Class A	—	(122,041)
Class C	—	(71,490)
Class H	—	(36,889)
Total distributions to shareholders	—	(1,610,287)

Capital share transactions:
Proceeds from sale of shares
Investor Class	80,746,974	231,819,975
Class A	957,165	2,695,528
Class C	244,801	752,936
Class H	1,437,840	5,454,292
Distributions reinvested
Investor Class	—	1,308,347
Class A	—	117,682
Class C	—	69,867
Class H	—	36,342
Cost of shares redeemed
Investor Class	(89,573,747)	(272,676,183)
Class A	(1,081,146)	(3,672,418)
Class C	(216,406)	(1,516,746)
Class H	(2,910,778)	(4,148,511)
Net decrease from capital share transactions	(10,395,297)	(39,758,889)
Net decrease in net assets	(12,837,916)	(39,146,755)

Net assets:
Beginning of period	33,522,154	72,668,909
End of period	$20,684,238	$33,522,154

Capital share activity:
Shares sold
Investor Class	289,465	869,045
Class A	3,836	11,283
Class C	1,156	3,642
Class H	5,749	22,654
Shares issued from reinvestment of distributions
Investor Class	—	5,398
Class A	—	531
Class C	—	377
Class H	—	170
Shares redeemed
Investor Class	(323,046)	(1,048,889)
Class A	(4,318)	(15,653)
Class C	(1,042)	(7,663)
Class H	(11,986)	(17,865)
Net decrease in shares	(40,186)	(176,970)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$283.41	$246.39	$239.96	$152.94	$81.74	$204.01
Income (loss) from investment operations:
Net investment income (loss)[b]	2.62	4.93	7.06	3.62	1.44	2.91
Net gain (loss) on investments (realized and unrealized)	(23.48)	38.98	6.01 [f]	84.29	72.59	(123.74)
Total from investment operations	(20.86)	43.91	13.07	87.91	74.03	(120.83)
Less distributions from:
Net investment income	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Total distributions	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Net asset value, end of period	$262.55	$283.41	$246.39	$239.96	$152.94	$81.74

Total Return	(7.36%)	18.30%	5.34%	57.65%	91.43%	(59.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,954	$24,579	$64,350	$57,612	$18,220	$4,216
Ratios to average net assets:
Net investment income (loss)	1.89%	1.91%	2.79%	1.99%	2.02%	1.65%
Total expenses	1.41%	1.45%	1.39%	1.36%	1.42%	1.48%
Net expenses[c]	1.36%	1.41%	1.39%	1.36%	1.42%	1.48%
Portfolio turnover rate	219%	500%	363%	382%	939%	428%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$259.15	$226.42	$221.55	$141.62	$76.01	$190.30
Income (loss) from investment operations:
Net investment income (loss)[b]	1.96	3.80	5.79	2.67	1.00	2.46
Net gain (loss) on investments (realized and unrealized)	(21.35)	35.82	5.72 [f]	78.15	67.44	(115.31)
Total from investment operations	(19.39)	39.62	11.51	80.82	68.44	(112.85)
Less distributions from:
Net investment income	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Total distributions	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Net asset value, end of period	$239.76	$259.15	$226.42	$221.55	$141.62	$76.01

Total Return[d]	(7.48%)	18.02%	5.08%	57.25%	90.89%	(59.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,968	$4,414	$4,726	$4,015	$2,214	$985
Ratios to average net assets:
Net investment income (loss)	1.56%	1.61%	2.48%	1.60%	1.60%	1.50%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.68%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.68%	1.73%
Portfolio turnover rate	219%	500%	363%	382%	939%	428%

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$215.84	$191.16	$189.40	$122.07	$66.27	$167.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.85	1.68	3.61	1.32	.56	1.08
Net gain (loss) on investments (realized and unrealized)	(17.73)	29.89	4.79 [f]	66.90	58.07	(100.76)
Total from investment operations	(16.88)	31.57	8.40	68.22	58.63	(99.68)
Less distributions from:
Net investment income	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Total distributions	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Net asset value, end of period	$198.96	$215.84	$191.16	$189.40	$122.07	$66.27

Total Return[d]	(7.82%)	17.14%	4.29%	56.07%	89.48%	(60.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,761	$1,885	$2,366	$1,640	$746	$432
Ratios to average net assets:
Net investment income (loss)	0.81%	0.84%	1.82%	0.91%	1.05%	0.76%
Total expenses	2.42%	2.43%	2.39%	2.36%	2.44%	2.48%
Net expenses[c]	2.37%	2.40%	2.39%	2.36%	2.44%	2.48%
Portfolio turnover rate	219%	500%	363%	382%	939%	428%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$250.19	$218.83	$214.30	$137.02	$73.61	$184.50
Income (loss) from investment operations:
Net investment income (loss)[b]	2.09	2.97	5.41	2.80	1.06	1.92
Net gain (loss) on investments (realized and unrealized)	(20.82)	35.28	5.76 [f]	75.37	65.18	(111.37)
Total from investment operations	(18.73)	38.25	11.17	78.17	66.24	(109.45)
Less distributions from:
Net investment income	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Total distributions	—	(6.89)	(6.64)	(.89)	(2.83)	(1.44)
Net asset value, end of period	$231.46	$250.19	$218.83	$214.30	$137.02	$73.61

Total Return	(7.49%)	18.02%	5.08%	57.25%	90.87%	(59.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,002	$2,643	$1,227	$2,079	$1,578	$646
Ratios to average net assets:
Net investment income (loss)	1.70%	1.28%	2.40%	1.73%	1.60%	1.25%
Total expenses	1.65%	1.68%	1.65%	1.61%	1.68%	1.72%
Net expenses[c]	1.60%	1.65%	1.65%	1.61%	1.68%	1.72%
Portfolio turnover rate	219%	500%	363%	382%	939%	428%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse share split – Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 10, 2020.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchased of fund shares in relation to fluctuating market value of the investments of the Fund.

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Oil & Gas Services - 68.4%
Schlumberger N.V.	20,892	$876,419
Baker Hughes Co.	18,850	681,428
Halliburton Co.	18,679	542,625
TechnipFMC plc	10,720	281,186
NOV, Inc.	17,033	272,017
ChampionX Corp.	8,941	269,571
Archrock, Inc.	10,270	207,865
Tidewater, Inc.*	2,795	200,653
Liberty Energy, Inc. — Class A	9,585	182,978
Oceaneering International, Inc.*	7,066	175,731
Helix Energy Solutions Group, Inc.*	13,206	146,587
Expro Group Holdings N.V.*	8,299	142,494
Atlas Energy Solutions, Inc.	6,048	131,846
Select Water Solutions, Inc. — Class A	10,754	119,692
ProPetro Holding Corp.*	11,762	90,097
Core Laboratories, Inc.	4,776	88,499
RPC, Inc.	13,904	88,429
Kodiak Gas Services, Inc.	2,842	82,418
ProFrac Holding Corp. — Class A*,1	4,689	31,838
Total Oil & Gas Services		4,612,373

Oil & Gas - 24.0%
Weatherford International plc	3,045	258,581
Noble Corporation plc[1]	7,014	253,493
Valaris Ltd.*	3,720	207,390
Transocean Ltd.*	44,564	189,397
Patterson-UTI Energy, Inc.	23,765	181,802
Helmerich & Payne, Inc.	5,844	177,775
Seadrill Ltd.*	4,391	174,498
Borr Drilling Ltd.	26,238	144,047
Nabors Industries Ltd.*	547	35,265
Total Oil & Gas		1,622,248

Machinery-Diversified - 3.6%
Cactus, Inc. — Class A	4,080	243,454

Metal Fabricate & Hardware - 3.3%
Tenaris S.A. ADR	7,080	225,073

Total Common Stocks
(Cost $3,402,190)		6,703,148

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$23,163	$23,163
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	19,131	19,131
Total Repurchase Agreements
(Cost $42,294)		42,294

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	207,758	207,758
Total Securities Lending Collateral
(Cost $207,758)		207,758

Total Investments - 103.0%
(Cost $3,652,242)		$6,953,200
Other Assets & Liabilities, net - (3.0)%		(204,823)
Total Net Assets - 100.0%		$6,748,377

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,703,148	$—	$—	$6,703,148
Repurchase Agreements	—	42,294	—	42,294
Securities Lending Collateral	207,758	—	—	207,758
Total Assets	$6,910,906	$42,294	$—	$6,953,200

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $201,562 of securities loaned (cost $3,609,948)	$6,910,906
Repurchase agreements, at value (cost $42,294)	42,294
Receivables:
Fund shares sold	476,041
Dividends	5,434
Foreign tax reclaims	160
Securities lending income	48
Total assets	7,434,883

Liabilities:
Payable for:
Securities purchased	389,007
Return of securities lending collateral	207,758
Fund shares redeemed	76,057
Management fees	4,206
Transfer agent fees	3,435
Distribution and service fees	615
Portfolio accounting and administration fees	507
Trustees’ fees*	67
Miscellaneous	4,854
Total liabilities	686,506
Net assets	$6,748,377

Net assets consist of:
Paid in capital	$43,184,522
Total distributable earnings (loss)	(36,436,145)
Net assets	$6,748,377

Investor Class:
Net assets	$4,939,612
Capital shares outstanding	21,379
Net asset value per share	$231.05

Class A:
Net assets	$871,528
Capital shares outstanding	4,089
Net asset value per share	$213.14
Maximum offering price per share (Net asset value divided by 95.25%)	$223.77

Class C:
Net assets	$419,637
Capital shares outstanding	2,318
Net asset value per share	$181.03

Class H:
Net assets	$517,600
Capital shares outstanding	2,506
Net asset value per share	$206.54

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends	$84,892
Interest	1,494
Income from securities lending, net	49
Total investment income	86,435

Expenses:
Management fees	39,342
Distribution and service fees:
Class A	1,295
Class C	2,668
Class H	905
Transfer agent fees	9,619
Registration fees	3,205
Portfolio accounting and administration fees	7,062
Professional fees	4,217
Trustees’ fees*	853
Custodian fees	601
Line of credit fees	67
Miscellaneous	305
Total expenses	70,139
Less:
Expenses reimbursed by Adviser	(2,312)
Net expenses	67,827
Net investment income	18,608

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,987,379
Net realized gain	1,987,379
Net change in unrealized appreciation (depreciation) on:
Investments	(3,255,817)
Net change in unrealized appreciation (depreciation)	(3,255,817)
Net realized and unrealized loss	(1,268,438)
Net decrease in net assets resulting from operations	$(1,249,830)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,608	$1,489
Net realized gain (loss) on investments	1,987,379	(1,622,348)
Net change in unrealized appreciation (depreciation) on investments	(3,255,817)	2,917,554
Net increase (decrease) in net assets resulting from operations	(1,249,830)	1,296,695

Capital share transactions:
Proceeds from sale of shares
Investor Class	12,383,501	80,881,054
Class A	651,675	2,254,084
Class C	85,412	121,373
Class H	47,143	3,381,767
Cost of shares redeemed
Investor Class	(18,622,408)	(102,094,522)
Class A	(934,194)	(2,540,156)
Class C	(158,206)	(662,919)
Class H	(288,162)	(3,827,092)
Net decrease from capital share transactions	(6,835,239)	(22,486,411)
Net decrease in net assets	(8,085,069)	(21,189,716)

Net assets:
Beginning of period	14,833,446	36,023,162
End of period	$6,748,377	$14,833,446

Capital share activity:
Shares sold
Investor Class	48,992	317,141
Class A	2,805	10,056
Class C	430	645
Class H	220	14,895
Shares redeemed
Investor Class	(72,732)	(424,550)
Class A	(3,964)	(11,542)
Class C	(818)	(3,706)
Class H	(1,307)	(16,942)
Net decrease in shares	(26,374)	(114,003)

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$268.17	$213.90	$231.88	$169.20	$75.50	$281.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.66	.15	(.56)	(.63)	.20	2.40
Net gain (loss) on investments (realized and unrealized)	(37.78)	54.12	(17.42)	63.81	95.34	(208.59)
Total from investment operations	(37.12)	54.27	(17.98)	63.18	95.54	(206.19)
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)	(.30)
Total distributions	—	—	—	(.50)	(1.84)	(.30)
Net asset value, end of period	$231.05	$268.17	$213.90	$231.88	$169.20	$75.50

Total Return	(13.84%)	25.37%	(7.75%)	37.44%	127.06%	(73.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,940	$12,100	$32,626	$9,376	$4,703	$1,502
Ratios to average net assets:
Net investment income (loss)	0.52%	0.06%	(0.26%)	(0.35%)	0.82%	1.11%
Total expenses	1.41%	1.45%	1.39%	1.36%	1.42%	1.48%
Net expenses[c]	1.36%	1.42%	1.39%	1.36%	1.42%	1.48%
Portfolio turnover rate	95%	296%	242%	290%	770%	810%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$247.69	$198.04	$215.25	$157.49	$70.51	$264.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	(.38)	(1.16)	(1.04)	.19	1.95
Net gain (loss) on investments (realized and unrealized)	(34.81)	50.03	(16.05)	59.30	88.63	(195.17)
Total from investment operations	(34.55)	49.65	(17.21)	58.26	88.82	(193.22)
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)	(.30)
Total distributions	—	—	—	(.50)	(1.84)	(.30)
Net asset value, end of period	$213.14	$247.69	$198.04	$215.25	$157.49	$70.51

Total Return[d]	(13.95%)	25.07%	(8.00%)	37.09%	126.39%	(73.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$872	$1,300	$1,334	$1,036	$676	$191
Ratios to average net assets:
Net investment income (loss)	0.22%	(0.17%)	(0.58%)	(0.61%)	0.87%	0.94%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.68%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.68%	1.73%
Portfolio turnover rate	95%	296%	242%	290%	770%	810%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$211.16	$170.13	$186.29	$137.36	$62.08	$234.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(1.79)	(2.20)	(2.02)	(.01)	.30
Net gain (loss) on investments (realized and unrealized)	(29.63)	42.82	(13.96)	51.45	77.13	(172.18)
Total from investment operations	(30.13)	41.03	(16.16)	49.43	77.12	(171.88)
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)	(.30)
Total distributions	—	—	—	(.50)	(1.84)	(.30)
Net asset value, end of period	$181.03	$211.16	$170.13	$186.29	$137.36	$62.08

Total Return[d]	(14.27%)	24.12%	(8.67%)	36.07%	124.62%	(73.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$420	$571	$981	$814	$479	$192
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.95%)	(1.27%)	(1.37%)	(0.03%)	0.20%
Total expenses	2.42%	2.43%	2.40%	2.36%	2.43%	2.48%
Net expenses[c]	2.37%	2.40%	2.40%	2.36%	2.43%	2.48%
Portfolio turnover rate	95%	296%	242%	290%	770%	810%

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$240.05	$191.93	$208.59	$152.63	$68.37	$255.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	(.49)	(1.52)	(.75)	.02	1.65
Net gain (loss) on investments (realized and unrealized)	(33.77)	48.61	(15.14)	57.21	86.08	(188.43)
Total from investment operations	(33.51)	48.12	(16.66)	56.46	86.10	(186.78)
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)	(.30)
Total distributions	—	—	—	(.50)	(1.84)	(.30)
Net asset value, end of period	$206.54	$240.05	$191.93	$208.59	$152.63	$68.37

Total Return	(13.96%)	25.07%	(7.99%)	37.09%	126.23%	(73.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$518	$863	$1,082	$11,057	$689	$528
Ratios to average net assets:
Net investment income (loss)	0.23%	(0.23%)	(0.76%)	(0.43%)	0.11%	0.77%
Total expenses	1.67%	1.68%	1.65%	1.62%	1.68%	1.72%
Net expenses[c]	1.62%	1.65%	1.65%	1.62%	1.68%	1.72%
Portfolio turnover rate	95%	296%	242%	290%	770%	810%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse share split — Per share amounts for years presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Banks - 23.8%
JPMorgan Chase & Co.	1,989	$419,401
Bank of America Corp.	7,112	282,204
Wells Fargo & Co.	4,269	241,156
Goldman Sachs Group, Inc.	445	220,324
Morgan Stanley	1,914	199,515
Citigroup, Inc.	3,033	189,866
PNC Financial Services Group, Inc.	803	148,435
U.S. Bancorp	3,177	145,284
Truist Financial Corp.	3,032	129,679
Bank of New York Mellon Corp.	1,743	125,252
NU Holdings Limited/Cayman Islands — Class A*	9,128	124,597
Toronto-Dominion Bank	1,770	111,970
ICICI Bank Ltd. ADR	3,691	110,176
HDFC Bank Ltd. ADR	1,751	109,543
Bank of Nova Scotia[1]	2,007	109,361
Royal Bank of Canada	827	103,152
M&T Bank Corp.	536	95,472
Fifth Third Bancorp	2,176	93,220
State Street Corp.	991	87,674
Regions Financial Corp.	3,451	80,512
Huntington Bancshares, Inc.	5,378	79,057
Citizens Financial Group, Inc.	1,759	72,242
Northern Trust Corp.	801	72,114
KeyCorp	4,036	67,603
East West Bancorp, Inc.	712	58,911
Western Alliance Bancorporation	615	53,191
Comerica, Inc.	821	49,186
First Horizon Corp.	3,116	48,391
Zions Bancorp North America	961	45,378
Old National Bancorp	2,225	41,519
Columbia Banking System, Inc.	1,590	41,515
Bank OZK	876	37,659
Valley National Bancorp	3,889	35,234
First Citizens BancShares, Inc. — Class A	19	34,978
Pinnacle Financial Partners, Inc.	327	32,036
Wintrust Financial Corp.	262	28,435
Total Banks		3,924,242

Diversified Financial Services - 21.6%
Visa, Inc. — Class A	1,434	394,278
Mastercard, Inc. — Class A	702	346,648
American Express Co.	761	206,383
BlackRock, Inc. — Class A	212	201,296
Charles Schwab Corp.	2,715	175,959
Intercontinental Exchange, Inc.	1,011	162,407
CME Group, Inc. — Class A	696	153,572
Interactive Brokers Group, Inc. — Class A	972	135,458
Capital One Financial Corp.	875	131,014
Apollo Global Management, Inc.	996	124,410
Ameriprise Financial, Inc.	255	119,802
Ares Management Corp. — Class A	750	116,880
Coinbase Global, Inc. — Class A*	651	115,989
XP, Inc. — Class A	6,464	115,964
Discover Financial Services	747	104,797
Nasdaq, Inc.	1,370	100,024
Blue Owl Capital, Inc.	4,855	93,993
Tradeweb Markets, Inc. — Class A	733	90,650
T. Rowe Price Group, Inc.	776	84,530
Raymond James Financial, Inc.	670	82,048
Synchrony Financial	1,560	77,813
Cboe Global Markets, Inc.	378	77,441
LPL Financial Holdings, Inc.	319	74,209
Ally Financial, Inc.	1,529	54,417
Invesco Ltd.	2,829	49,677
SEI Investments Co.	717	49,609
SoFi Technologies, Inc.*	6,191	48,661
Franklin Resources, Inc.	2,122	42,758
Upstart Holdings, Inc.*,1	776	31,048
Total Diversified Financial Services		3,561,735

REITs - 20.6%
Prologis, Inc.	1,446	182,601
American Tower Corp. — Class A	760	176,746
Equinix, Inc.	174	154,448
Welltower, Inc.	1,173	150,179
Public Storage	359	130,629
Realty Income Corp.	2,003	127,030
Digital Realty Trust, Inc.	781	126,389
Simon Property Group, Inc.	741	125,244
Crown Castle, Inc.	1,033	122,545
Extra Space Storage, Inc.	586	105,591
Iron Mountain, Inc.	849	100,887
VICI Properties, Inc.	2,988	99,530
AvalonBay Communities, Inc.	421	94,830
Weyerhaeuser Co.	2,589	87,664
Equity Residential	1,177	87,639
SBA Communications Corp.	361	86,893
Ventas, Inc.	1,352	86,704
Alexandria Real Estate Equities, Inc.	639	75,881
Invitation Homes, Inc.	2,147	75,703
Mid-America Apartment Communities, Inc.	453	71,982
Healthpeak Properties, Inc.	2,987	68,313
Essex Property Trust, Inc.	230	67,947
Sun Communities, Inc.	500	67,575
Kimco Realty Corp.	2,845	66,061
UDR, Inc.	1,426	64,655
Lamar Advertising Co. — Class A	479	63,994
Gaming and Leisure Properties, Inc.	1,205	61,997
Regency Centers Corp.	854	61,684
Camden Property Trust	496	61,271
Host Hotels & Resorts, Inc.	3,386	59,594
CubeSmart	1,094	58,890
BXP, Inc.	725	58,333
Equity LifeStyle Properties, Inc.	808	57,643
American Homes 4 Rent — Class A	1,497	57,470
Rexford Industrial Realty, Inc.	1,132	56,951
Omega Healthcare Investors, Inc.	1,352	55,026
Annaly Capital Management, Inc.	2,661	53,406
AGNC Investment Corp.[1]	4,685	49,005

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
FINANCIAL SERVICES FUND

	Shares	Value
Sabra Health Care REIT, Inc.	1,890	$35,173
Total REITs		3,394,103

Insurance - 18.5%
Berkshire Hathaway, Inc. — Class B*	1,159	533,441
Progressive Corp.	822	208,591
Marsh & McLennan Companies, Inc.	789	176,018
Arch Capital Group Ltd.*	1,362	152,381
Aon plc — Class A	417	144,278
Aflac, Inc.	1,223	136,731
Willis Towers Watson plc	441	129,888
Chubb Ltd.	450	129,775
Arthur J Gallagher & Co.	461	129,712
MetLife, Inc.	1,502	123,885
Travelers Companies, Inc.	527	123,381
Allstate Corp.	627	118,911
American International Group, Inc.	1,592	116,582
Prudential Financial, Inc.	947	114,682
Everest Group Ltd.	259	101,484
Hartford Financial Services Group, Inc.	854	100,439
Brown & Brown, Inc.	814	84,330
Principal Financial Group, Inc.	915	78,598
Cincinnati Financial Corp.	572	77,861
W R Berkley Corp.	1,189	67,452
Equitable Holdings, Inc.	1,518	63,801
Globe Life, Inc.	504	53,379
Corebridge Financial, Inc.	1,603	46,743
Erie Indemnity Co. — Class A	62	33,469
Total Insurance		3,045,812

Commercial Services - 7.4%
S&P Global, Inc.	423	218,530
PayPal Holdings, Inc.*	2,043	159,415
Moody’s Corp.	307	145,699
Block, Inc. — Class A*	1,681	112,846
StoneCo Ltd. — Class A*	9,087	102,320
Global Payments, Inc.	827	84,701
Corpay, Inc.*	252	78,816
Toast, Inc. — Class A*	2,393	67,746
Affirm Holdings, Inc.*	1,395	56,944
Shift4 Payments, Inc. — Class A*,1	562	49,793
MarketAxess Holdings, Inc.	188	48,166
Euronet Worldwide, Inc.*	353	35,028
Morningstar, Inc.	101	32,231
Flywire Corp.*	1,406	23,044
Total Commercial Services		1,215,279

Private Equity - 3.5%
Blackstone, Inc. — Class A	1,542	236,126
KKR & Company, Inc. — Class A	1,263	164,923
Brookfield Corp.	2,152	114,379
Carlyle Group, Inc.	1,333	57,399
Total Private Equity		572,827

Software - 2.8%
Fiserv, Inc.*	974	174,979
MSCI, Inc. — Class A	200	116,586
Fidelity National Information Services, Inc.	1,365	114,319
Jack Henry & Associates, Inc.	346	61,083
Total Software		466,967

Internet - 0.5%
Robinhood Markets, Inc. — Class A*	3,282	76,864

Media - 0.4%
FactSet Research Systems, Inc.	160	73,576

Savings & Loans - 0.2%
New York Community Bancorp, Inc.	2,944	33,061

Total Common Stocks
(Cost $12,607,481)		16,364,466

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A.
ADR	15,315	101,845
Total Preferred Stocks
(Cost $82,777)		101,845

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$43,486	43,486
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	35,917	35,917
Total Repurchase Agreements
(Cost $79,403)		79,403

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund — Class X, 4.82%[4]	148,211	148,211
Total Securities Lending Collateral
(Cost $148,211)		148,211

Total Investments - 101.3%
(Cost $12,917,872)		$16,693,925
Other Assets & Liabilities, net - (1.3)%		(214,945)
Total Net Assets - 100.0%		$16,478,980

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
FINANCIAL SERVICES FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,364,466	$—	$—	$16,364,466
Preferred Stocks	101,845	—	—	101,845
Repurchase Agreements	—	79,403	—	79,403
Securities Lending Collateral	148,211	—	—	148,211
Total Assets	$16,614,522	$79,403	$—	$16,693,925

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $144,254 of securities loaned (cost $12,838,469)	$16,614,522
Repurchase agreements, at value (cost $79,403)	79,403
Cash	508
Receivables:
Dividends	21,171
Foreign tax reclaims	299
Fund shares sold	136
Interest	11
Securities lending income	4
Total assets	16,716,054

Liabilities:
Payable for:
Return of securities lending collateral	148,211
Fund shares redeemed	61,064
Management fees	10,570
Transfer agent fees	6,333
Portfolio accounting and administration fees	1,276
Distribution and service fees	922
Trustees’ fees*	121
Miscellaneous	8,577
Total liabilities	237,074
Net assets	$16,478,980

Net assets consist of:
Paid in capital	$14,507,297
Total distributable earnings (loss)	1,971,683
Net assets	$16,478,980

Investor Class:
Net assets	$13,497,376
Capital shares outstanding	144,809
Net asset value per share	$93.21

Class A:
Net assets	$1,905,096
Capital shares outstanding	22,648
Net asset value per share	$84.12
Maximum offering price per share (Net asset value divided by 95.25%)	$88.31

Class C:
Net assets	$630,002
Capital shares outstanding	9,351
Net asset value per share	$67.37

Class H:
Net assets	$446,506
Capital shares outstanding	5,527
Net asset value per share	$80.79

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,198)	$144,074
Interest	1,806
Income from securities lending, net	110
Total investment income	145,990

Expenses:
Management fees	55,549
Distribution and service fees:
Class A	2,310
Class C	3,612
Class H	461
Transfer agent fees	13,663
Portfolio accounting and administration fees	9,972
Registration fees	4,478
Professional fees	4,216
Trustees’ fees*	1,011
Custodian fees	822
Line of credit fees	178
Miscellaneous	3,103
Total expenses	99,375
Less:
Expenses reimbursed by Adviser	(3,265)
Net expenses	96,110
Net investment income	49,880

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,595,736
Net realized gain	1,595,736
Net change in unrealized appreciation (depreciation) on:
Investments	(1,041,912)
Net change in unrealized appreciation (depreciation)	(1,041,912)
Net realized and unrealized gain	553,824
Net increase in net assets resulting from operations	$603,704

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$49,880	$152,925
Net realized gain (loss) on investments	1,595,736	(195,131)
Net change in unrealized appreciation (depreciation) on investments	(1,041,912)	4,604,554
Net increase in net assets resulting from operations	603,704	4,562,348

Capital share transactions:
Proceeds from sale of shares
Investor Class	21,362,942	44,844,326
Class A	647,129	1,349,282
Class C	53,764	87,965
Class H	233,588	95,281
Cost of shares redeemed
Investor Class	(41,248,108)	(19,986,831)
Class A	(882,489)	(1,342,196)
Class C	(291,461)	(280,194)
Class H	(180,934)	(197,524)
Net increase (decrease) from capital share transactions	(20,305,569)	24,570,109
Net increase (decrease) in net assets	(19,701,865)	29,132,457

Net assets:
Beginning of period	36,180,845	7,048,388
End of period	$16,478,980	$36,180,845

Capital share activity:
Shares sold
Investor Class	248,223	597,215
Class A	8,318	20,506
Class C	851	1,688
Class H	3,180	1,600
Shares redeemed
Investor Class	(491,339)	(273,868)
Class A	(11,467)	(21,022)
Class C	(4,667)	(5,621)
Class H	(2,496)	(3,256)
Net increase (decrease) in shares	(249,397)	317,242

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$85.13	$66.11	$101.95	$88.84	$54.80	$68.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.86	.87	.64	.88	.83
Net gain (loss) on investments (realized and unrealized)	7.71	18.16	(19.17)	13.35	33.16	(14.39)
Total from investment operations	8.08	19.02	(18.30)	13.99	34.04	(13.56)
Less distributions from:
Net investment income	—	—	(2.30)	(.34)	—	(.32)
Net realized gains	—	—	(15.24)	(.54)	—	—
Total distributions	—	—	(17.54)	(.88)	—	(.32)
Net asset value, end of period	$93.21	$85.13	$66.11	$101.95	$88.84	$54.80

Total Return	9.49%	28.77%	(18.35%)	15.72%	62.12%	(19.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,497	$33,024	$4,269	$32,004	$32,328	$2,968
Ratios to average net assets:
Net investment income (loss)	0.87%	1.12%	1.00%	0.63%	1.19%	1.12%
Total expenses	1.42%	1.43%	1.40%	1.36%	1.41%	1.48%
Net expenses[c]	1.37%	1.39%	1.40%	1.36%	1.41%	1.48%
Portfolio turnover rate	122%	119%	177%	406%	246%	249%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$76.92	$59.89	$94.54	$82.65	$51.10	$64.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.63	.76	.36	.55	.54
Net gain (loss) on investments (realized and unrealized)	6.97	16.40	(17.87)	12.41	31.00	(13.34)
Total from investment operations	7.20	17.03	(17.11)	12.77	31.55	(12.80)
Less distributions from:
Net investment income	—	—	(2.30)	(.34)	—	(.32)
Net realized gains	—	—	(15.24)	(.54)	—	—
Total distributions	—	—	(17.54)	(.88)	—	(.32)
Net asset value, end of period	$84.12	$76.92	$59.89	$94.54	$82.65	$51.10

Total Return[d]	9.36%	28.44%	(18.56%)	15.42%	61.74%	(20.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,905	$1,984	$1,576	$3,276	$2,780	$5,745
Ratios to average net assets:
Net investment income (loss)	0.59%	0.96%	0.97%	0.39%	0.86%	0.78%
Total expenses	1.67%	1.69%	1.64%	1.61%	1.70%	1.72%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.70%	1.72%
Portfolio turnover rate	122%	119%	177%	406%	246%	249%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$61.84	$48.51	$81.13	$71.57	$44.59	$56.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.11	.15	(.28)	(.03)	.01
Net gain (loss) on investments (realized and unrealized)	5.59	13.22	(15.23)	10.72	27.01	(11.59)
Total from investment operations	5.53	13.33	(15.08)	10.44	26.98	(11.58)
Less distributions from:
Net investment income	—	—	(2.30)	(.34)	—	(.32)
Net realized gains	—	—	(15.24)	(.54)	—	—
Total distributions	—	—	(17.54)	(.88)	—	(.32)
Net asset value, end of period	$67.37	$61.84	$48.51	$81.13	$71.57	$44.59

Total Return[d]	8.94%	27.48%	(19.17%)	14.55%	60.51%	(20.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$630	$814	$829	$1,216	$1,036	$638
Ratios to average net assets:
Net investment income (loss)	(0.19%)	0.20%	0.24%	(0.35%)	(0.06%)	0.02%
Total expenses	2.42%	2.44%	2.40%	2.36%	2.43%	2.47%
Net expenses[c]	2.37%	2.40%	2.40%	2.36%	2.43%	2.47%
Portfolio turnover rate	122%	119%	177%	406%	246%	249%

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$73.87	$57.51	$91.63	$80.10	$49.53	$62.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.59	(.06)	.41	.68	.54
Net gain (loss) on investments (realized and unrealized)	6.69	15.77	(16.52)	12.00	29.89	(12.95)
Total from investment operations	6.92	16.36	(16.58)	12.41	30.57	(12.41)
Less distributions from:
Net investment income	—	—	(2.30)	(.34)	—	(.32)
Net realized gains	—	—	(15.24)	(.54)	—	—
Total distributions	—	—	(17.54)	(.88)	—	(.32)
Net asset value, end of period	$80.79	$73.87	$57.51	$91.63	$80.10	$49.53

Total Return	9.37%	28.45%	(18.56%)	15.47%	61.72%	(20.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$447	$358	$374	$12,923	$3,250	$611
Ratios to average net assets:
Net investment income (loss)	0.63%	0.95%	(0.08%)	0.45%	1.07%	0.81%
Total expenses	1.67%	1.68%	1.66%	1.61%	1.69%	1.72%
Net expenses[c]	1.62%	1.65%	1.66%	1.61%	1.69%	1.72%
Portfolio turnover rate	122%	119%	177%	406%	246%	249%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 100.3%

Pharmaceuticals - 31.9%
Eli Lilly & Co.	1,079	$955,929
Johnson & Johnson	4,353	705,447
AbbVie, Inc.	3,440	679,331
Merck & Company, Inc.	5,257	596,985
Pfizer, Inc.	15,834	458,236
Bristol-Myers Squibb Co.	7,339	379,720
Zoetis, Inc.	1,686	329,411
CVS Health Corp.	5,209	327,542
AstraZeneca plc ADR	4,057	316,081
Becton Dickinson & Co.	1,259	303,545
McKesson Corp.	562	277,864
Cencora, Inc. — Class A	960	216,077
Novo Nordisk A/S ADR	1,764	210,039
Alkermes plc*	7,028	196,714
Teva Pharmaceutical Industries Ltd. ADR*	10,238	184,489
Novartis AG ADR	1,600	184,032
Cardinal Health, Inc.	1,655	182,911
Dexcom, Inc.*	2,727	182,818
GSK plc ADR	4,320	176,602
Vaxcyte, Inc.*	1,143	130,611
Viatris, Inc.	11,168	129,660
Neurocrine Biosciences, Inc.*	1,024	117,985
Henry Schein, Inc.*	1,536	111,974
Jazz Pharmaceuticals plc*	846	94,253
Option Care Health, Inc.*	2,618	81,943
Madrigal Pharmaceuticals, Inc.*	204	43,293
Total Pharmaceuticals		7,573,492

Healthcare-Products - 29.3%
Thermo Fisher Scientific, Inc.	901	557,332
Abbott Laboratories	4,353	496,286
Danaher Corp.	1,774	493,207
Intuitive Surgical, Inc.*	965	474,076
Boston Scientific Corp.*	4,756	398,553
Stryker Corp.	1,095	395,580
Medtronic plc	3,156	284,135
Agilent Technologies, Inc.	1,669	247,813
GE HealthCare Technologies, Inc.	2,513	235,845
IDEXX Laboratories, Inc.*	465	234,927
Edwards Lifesciences Corp.*	3,379	222,980
ResMed, Inc.	868	211,896
Waters Corp.*	496	178,505
Zimmer Biomet Holdings, Inc.	1,584	170,993
Cooper Companies, Inc.*	1,529	168,710
West Pharmaceutical Services, Inc.	560	168,090
Align Technology, Inc.*	626	159,204
Hologic, Inc.*	1,925	156,811
Baxter International, Inc.	4,062	154,234
Avantor, Inc.*	5,695	147,330
Insulet Corp.*	626	145,702
Natera, Inc.*	1,093	138,756
Bio-Techne Corp.	1,683	134,522
Exact Sciences Corp.*	1,854	126,294
Repligen Corp.*	681	101,346
Masimo Corp.*	756	100,797
Bruker Corp.	1,432	98,894
Lantheus Holdings, Inc.*	899	98,665
Penumbra, Inc.*	448	87,051
Dentsply Sirona, Inc.	3,201	86,619
Inspire Medical Systems, Inc.*	377	79,566
TransMedics Group, Inc.*	496	77,872
Azenta, Inc.*	1,129	54,689
Inari Medical, Inc.*	1,206	49,735
Total Healthcare-Products		6,937,015

Biotechnology - 20.4%
Amgen, Inc.	1,449	466,882
Vertex Pharmaceuticals, Inc.*	837	389,272
Gilead Sciences, Inc.	4,330	363,027
Regeneron Pharmaceuticals, Inc.*	344	361,627
Alnylam Pharmaceuticals, Inc.*	775	213,148
Biogen, Inc.*	979	189,769
Moderna, Inc.*	2,822	188,594
Argenx SE ADR*	344	186,476
CRISPR Therapeutics AG*,1	3,900	183,222
Illumina, Inc.*	1,292	168,490
United Therapeutics Corp.*	405	145,132
Royalty Pharma plc — Class A	4,832	136,697
Insmed, Inc.*	1,691	123,443
Sarepta Therapeutics, Inc.*	963	120,269
Incyte Corp.*	1,812	119,773
BioMarin Pharmaceutical, Inc.*	1,695	119,142
REVOLUTION Medicines, Inc.*	2,153	97,639
Exelixis, Inc.*	3,692	95,807
Intra-Cellular Therapies, Inc.*	1,295	94,755
Halozyme Therapeutics, Inc.*	1,615	92,443
Blueprint Medicines Corp.*	967	89,448
Viking Therapeutics, Inc.*	1,406	89,014
Cytokinetics, Inc.*	1,634	86,275
Roivant Sciences Ltd.*	7,170	82,742
Ionis Pharmaceuticals, Inc.*	2,053	82,243
Ultragenyx Pharmaceutical, Inc.*	1,378	76,548
Axsome Therapeutics, Inc.*	745	66,953
Bridgebio Pharma, Inc.*	2,556	65,076
TG Therapeutics, Inc.*	2,748	64,276
Iovance Biotherapeutics, Inc.*	6,155	57,795
Guardant Health, Inc.*	2,454	56,295
Apellis Pharmaceuticals, Inc.*	1,899	54,767
Arrowhead Pharmaceuticals, Inc.*	2,720	52,686
ACADIA Pharmaceuticals, Inc.*	3,135	48,216
Total Biotechnology		4,827,941

Healthcare-Services - 17.0%
UnitedHealth Group, Inc.	1,420	830,246
Elevance Health, Inc.	737	383,240
Cigna Group	991	343,322
HCA Healthcare, Inc.	778	316,202
IQVIA Holdings, Inc.*	982	232,704
Centene Corp.*	3,014	226,894
Humana, Inc.	685	216,967
ICON plc*	735	211,173

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
HEALTH CARE FUND

	Shares	Value
Molina Healthcare, Inc.*	462	$159,187
Labcorp Holdings, Inc.	702	156,883
Quest Diagnostics, Inc.	965	149,816
Tenet Healthcare Corp.*	868	144,261
Universal Health Services, Inc. — Class B	590	135,116
Catalent, Inc.*	1,961	118,778
HealthEquity, Inc.*	1,176	96,256
DaVita, Inc.*	581	95,243
Medpace Holdings, Inc.*	258	86,120
Acadia Healthcare Company, Inc.*	1,214	76,980
Teladoc Health, Inc.*	5,328	48,911
Total Healthcare-Services		4,028,299

Software - 0.8%
Veeva Systems, Inc. — Class A*	932	195,599

Electronics - 0.7%
Mettler-Toledo International, Inc.*	107	160,468

Commercial Services - 0.2%
R1 RCM, Inc.*	3,763	53,322

Total Common Stocks
(Cost $14,041,173)		23,776,136

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson
Expires 12/31/29	752	—
Total Rights
(Cost $—)		—

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$111,253	$111,253
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	91,889	91,889
Total Repurchase Agreements
(Cost $203,142)		203,142

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	136,964	136,964
Total Securities Lending Collateral
(Cost $136,964)		136,964

Total Investments - 101.8%
(Cost $14,381,279)		$24,116,242
Other Assets & Liabilities, net - (1.8)%		(427,311)
Total Net Assets - 100.0%		$23,688,931

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$23,776,136	$—	$—		$23,776,136
Rights	—	—	—	*	—
Repurchase Agreements	—	203,142	—		203,142
Securities Lending Collateral	136,964	—	—		136,964
Total Assets	$23,913,100	$203,142	$—		$24,116,242

*	Security has a market value of $0.

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $132,672 of securities loaned (cost $14,178,137)	$23,913,100
Repurchase agreements, at value (cost $203,142)	203,142
Receivables:
Securities sold	1,171,261
Fund shares sold	59,517
Dividends	14,736
Foreign tax reclaims	1,277
Interest	27
Securities lending income	17
Total assets	25,363,077

Liabilities:
Payable for:
Fund shares redeemed	1,486,928
Return of securities lending collateral	136,964
Management fees	18,286
Transfer agent fees	11,571
Portfolio accounting and administration fees	2,207
Distribution and service fees	1,749
Trustees’ fees*	239
Miscellaneous	16,202
Total liabilities	1,674,146
Net assets	$23,688,931

Net assets consist of:
Paid in capital	$16,464,373
Total distributable earnings (loss)	7,224,558
Net assets	$23,688,931

Investor Class:
Net assets	$16,769,599
Capital shares outstanding	372,622
Net asset value per share	$45.00

Class A:
Net assets	$5,043,048
Capital shares outstanding	127,563
Net asset value per share	$39.53
Maximum offering price per share (Net asset value divided by 95.25%)	$41.50

Class C:
Net assets	$687,314
Capital shares outstanding	21,833
Net asset value per share	$31.48

Class H:
Net assets	$1,188,970
Capital shares outstanding	31,418
Net asset value per share	$37.84

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $234)	$141,072
Interest	3,791
Income from securities lending, net	68
Total investment income	144,931

Expenses:
Management fees	108,209
Distribution and service fees:
Class A	6,506
Class C	4,093
Class H	1,327
Transfer agent fees	26,232
Portfolio accounting and administration fees	19,425
Professional fees	4,310
Custodian fees	1,622
Trustees’ fees*	1,305
Miscellaneous	19,863
Total expenses	192,892
Less:
Expenses reimbursed by Adviser	(6,360)
Net expenses	186,532
Net investment loss	(41,601)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	399,221
Net realized gain	399,221
Net change in unrealized appreciation (depreciation) on:
Investments	416,522
Net change in unrealized appreciation (depreciation)	416,522
Net realized and unrealized gain	815,743
Net increase in net assets resulting from operations	$774,142

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(41,601)	$(71,670)
Net realized gain on investments	399,221	1,685,621
Net change in unrealized appreciation (depreciation) on investments	416,522	1,402,616
Net increase in net assets resulting from operations	774,142	3,016,567

Capital share transactions:
Proceeds from sale of shares
Investor Class	20,025,335	29,374,905
Class A	648,799	2,065,989
Class C	80,649	425,218
Class H	274,498	732,223
Cost of shares redeemed
Investor Class	(20,787,060)	(32,465,824)
Class A	(1,285,803)	(2,082,409)
Class C	(401,028)	(1,051,086)
Class H	(353,519)	(945,315)
Net decrease from capital share transactions	(1,798,129)	(3,946,299)
Net decrease in net assets	(1,023,987)	(929,732)

Net assets:
Beginning of period	24,712,918	25,642,650
End of period	$23,688,931	$24,712,918

Capital share activity:
Shares sold
Investor Class	460,013	734,248
Class A	17,076	58,855
Class C	2,595	14,625
Class H	7,384	21,681
Shares redeemed
Investor Class	(474,855)	(812,620)
Class A	(33,768)	(60,114)
Class C	(13,179)	(38,320)
Class H	(9,796)	(28,553)
Net decrease in shares	(44,530)	(110,198)

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$43.69	$38.37	$41.55	$39.24	$30.27	$32.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.07)	(.10)	(.12)	(.15)	(.06)
Net gain (loss) on investments (realized and unrealized)	1.36	5.39	(2.45)	3.84	12.50	(1.70)
Total from investment operations	1.31	5.32	(2.55)	3.72	12.35	(1.76)
Less distributions from:
Net realized gains	—	—	(.63)	(1.41)	(3.38)	—
Total distributions	—	—	(.63)	(1.41)	(3.38)	—
Net asset value, end of period	$45.00	$43.69	$38.37	$41.55	$39.24	$30.27

Total Return	3.00%	13.86%	(6.16%)	9.40%	41.24%	(5.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,770	$16,929	$17,873	$25,478	$20,831	$12,408
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(0.19%)	(0.26%)	(0.29%)	(0.41%)	(0.19%)
Total expenses	1.42%	1.43%	1.39%	1.35%	1.46%	1.47%
Net expenses[c]	1.37%	1.40%	1.39%	1.35%	1.46%	1.47%
Portfolio turnover rate	67%	116%	268%	238%	256%	248%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$38.43	$33.83	$36.81	$34.99	$27.33	$29.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.15)	(.16)	(.19)	(.21)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.19	4.75	(2.19)	3.42	11.25	(1.55)
Total from investment operations	1.10	4.60	(2.35)	3.23	11.04	(1.67)
Less distributions from:
Net realized gains	—	—	(.63)	(1.41)	(3.38)	—
Total distributions	—	—	(.63)	(1.41)	(3.38)	—
Net asset value, end of period	$39.53	$38.43	$33.83	$36.81	$34.99	$27.33

Total Return[d]	2.86%	13.60%	(6.38%)	9.14%	40.87%	(5.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,043	$5,544	$4,923	$5,650	$5,575	$3,606
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.43%)	(0.49%)	(0.50%)	(0.63%)	(0.43%)
Total expenses	1.67%	1.68%	1.64%	1.61%	1.69%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.69%	1.73%
Portfolio turnover rate	67%	116%	268%	238%	256%	248%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$30.72	$27.24	$29.99	$28.95	$23.21	$24.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.33)	(.34)	(.39)	(.40)	(.30)
Net gain (loss) on investments (realized and unrealized)	.94	3.81	(1.78)	2.84	9.52	(1.30)
Total from investment operations	.76	3.48	(2.12)	2.45	9.12	(1.60)
Less distributions from:
Net realized gains	—	—	(.63)	(1.41)	(3.38)	—
Total distributions	—	—	(.63)	(1.41)	(3.38)	—
Net asset value, end of period	$31.48	$30.72	$27.24	$29.99	$28.95	$23.21

Total Return[d]	2.47%	12.78%	(7.07%)	8.34%	39.82%	(6.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$687	$996	$1,529	$2,699	$3,147	$2,826
Ratios to average net assets:
Net investment income (loss)	(1.22%)	(1.20%)	(1.25%)	(1.26%)	(1.39%)	(1.20%)
Total expenses	2.41%	2.43%	2.39%	2.36%	2.45%	2.48%
Net expenses[c]	2.36%	2.40%	2.39%	2.36%	2.45%	2.48%
Portfolio turnover rate	67%	116%	268%	238%	256%	248%

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$36.79	$32.39	$35.26	$33.57	$26.31	$27.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.14)	(.21)	(.17)	(.21)	(.13)
Net gain (loss) on investments (realized and unrealized)	1.14	4.54	(2.03)	3.27	10.85	(1.47)
Total from investment operations	1.05	4.40	(2.24)	3.10	10.64	(1.60)
Less distributions from:
Net realized gains	—	—	(.63)	(1.41)	(3.38)	—
Total distributions	—	—	(.63)	(1.41)	(3.38)	—
Net asset value, end of period	$37.84	$36.79	$32.39	$35.26	$33.57	$26.31

Total Return	2.85%	13.58%	(6.38%)	9.14%	40.93%	(5.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,189	$1,245	$1,318	$10,297	$1,760	$1,021
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.43%)	(0.64%)	(0.46%)	(0.68%)	(0.45%)
Total expenses	1.67%	1.68%	1.65%	1.61%	1.76%	1.72%
Net expenses[c]	1.62%	1.65%	1.65%	1.61%	1.76%	1.72%
Portfolio turnover rate	67%	116%	268%	238%	256%	248%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 57.3%
Alphabet, Inc. — Class A	5,023	$833,065
Amazon.com, Inc.*	4,287	798,797
Meta Platforms, Inc. — Class A	1,286	736,158
Netflix, Inc.*	655	464,572
Uber Technologies, Inc.*	4,522	339,874
Booking Holdings, Inc.	56	235,879
Airbnb, Inc. — Class A*	1,850	234,599
DoorDash, Inc. — Class A*	1,364	194,684
JD.com, Inc. ADR	4,738	189,520
Alibaba Group Holding Ltd. ADR	1,784	189,318
Shopify, Inc. — Class A*	1,932	154,830
Bilibili, Inc. ADR*	6,479	151,479
eBay, Inc.	2,295	149,427
Baidu, Inc. ADR*	1,402	147,617
Spotify Technology S.A.*	388	142,990
Trip.com Group Ltd. ADR*	2,378	141,325
Sea Ltd. ADR*	1,452	136,895
MercadoLibre, Inc.*	63	129,273
Pinterest, Inc. — Class A*	3,966	128,379
GoDaddy, Inc. — Class A*	799	125,267
Expedia Group, Inc.*	819	121,228
VeriSign, Inc.*	577	109,607
Zillow Group, Inc. — Class C*	1,598	102,032
Snap, Inc. — Class A*	9,458	101,201
F5, Inc.*	443	97,549
Okta, Inc.*	1,251	92,999
Match Group, Inc.*	2,267	85,783
Roku, Inc.*	1,141	85,187
Chewy, Inc. — Class A*	2,793	81,807
Wayfair, Inc. — Class A*	1,380	77,528
Etsy, Inc.*	1,236	68,635
Wix.com Ltd.*	400	66,868
Lyft, Inc. — Class A*	4,538	57,859
IAC, Inc.*	1,015	54,627
Cargurus, Inc.*	1,560	46,847
Ziff Davis, Inc.*	801	38,977
TripAdvisor, Inc.*	2,425	35,138
Trump Media & Technology Group Corp.*,1	1,971	31,674
Bumble, Inc. — Class A*	3,975	25,360
Total Internet		7,004,854

Software - 25.5%
Salesforce, Inc.	1,593	436,020
Adobe, Inc.*	733	379,533
Workday, Inc. — Class A*	855	208,970
Datadog, Inc. — Class A*	1,418	163,155
Electronic Arts, Inc.	1,125	161,370
Snowflake, Inc. — Class A*	1,354	155,520
Veeva Systems, Inc. — Class A*	688	144,391
Cloudflare, Inc. — Class A*	1,674	135,410
Take-Two Interactive Software, Inc.*	875	134,496
ROBLOX Corp. — Class A*	2,953	130,700
NetEase, Inc. ADR	1,370	128,109
Zoom Video Communications, Inc. — Class A*	1,730	120,650
MongoDB, Inc.*	413	111,655
Akamai Technologies, Inc.*	1,034	104,382
Nutanix, Inc. — Class A*	1,670	98,947
DocuSign, Inc.*	1,575	97,792
Twilio, Inc. — Class A*	1,306	85,177
Smartsheet, Inc. — Class A*	1,365	75,566
Dropbox, Inc. — Class A*	2,962	75,324
Box, Inc. — Class A*	1,709	55,936
ZoomInfo Technologies, Inc. — Class A*	4,715	48,659
DigitalOcean Holdings, Inc.*	963	38,896
Fastly, Inc. — Class A*	3,732	28,251
Total Software		3,118,909

Telecommunications - 11.0%
Cisco Systems, Inc.	7,192	382,758
Arista Networks, Inc.*	689	264,452
Motorola Solutions, Inc.	511	229,761
Telefonaktiebolaget LM Ericsson ADR	13,000	98,540
Juniper Networks, Inc.	2,424	94,488
Nokia Oyj ADR[1]	21,160	92,469
Ciena Corp.*	1,343	82,715
Viavi Solutions, Inc.*	4,254	38,371
Extreme Networks, Inc.*	2,406	36,162
Viasat, Inc.*	2,265	27,044
Total Telecommunications		1,346,760

Commercial Services - 2.5%
PayPal Holdings, Inc.*	3,182	248,292
Paylocity Holding Corp.*	336	55,430
Total Commercial Services		303,722

Real Estate - 1.2%
CoStar Group, Inc.*	1,919	144,769

Entertainment - 0.9%
DraftKings, Inc. — Class A*	2,979	116,777

Computers - 0.5%
Lumentum Holdings, Inc.*	919	58,246

Investment Companies - 0.3%
Core Scientific, Inc.*	3,831	45,436

Healthcare-Services - 0.3%
Teladoc Health, Inc.*	3,939	36,160

Total Common Stocks
(Cost $5,940,556)		12,175,633

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$42,490	$42,490
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	35,095	35,095
Total Repurchase Agreements
(Cost $77,585)		77,585

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	81,434	$81,434
Total Securities Lending Collateral
(Cost $81,434)		81,434

Total Investments - 100.8%
(Cost $6,099,575)		$12,334,652
Other Assets & Liabilities, net - (0.8)%		(99,859)
Total Net Assets - 100.0%		$12,234,793

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,175,633	$—	$—	$12,175,633
Repurchase Agreements	—	77,585	—	77,585
Securities Lending Collateral	81,434	—	—	81,434
Total Assets	$12,257,067	$77,585	$—	$12,334,652

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $79,910 of securities loaned (cost $6,021,990)	$12,257,067
Repurchase agreements, at value (cost $77,585)	77,585
Receivables:
Fund shares sold	35,565
Dividends	1,165
Securities lending income	121
Interest	10
Total assets	12,371,513

Liabilities:
Payable for:
Return of securities lending collateral	81,434
Fund shares redeemed	30,731
Management fees	7,619
Transfer agent fees	5,429
Distribution and service fees	3,272
Portfolio accounting and administration fees	920
Trustees’ fees*	102
Miscellaneous	7, 213
Total liabilities	136,720
Net assets	$12,234,793

Net assets consist of:
Paid in capital	$7,455,318
Total distributable earnings (loss)	4,779,475
Net assets	$12,234,793

Investor Class:
Net assets	$6,000,531
Capital shares outstanding	45,106
Net asset value per share	$133.03

Class A:
Net assets	$1,686,068
Capital shares outstanding	14,266
Net asset value per share	$118.19
Maximum offering price per share (Net asset value divided by 95.25%)	$124.08

Class C:
Net assets	$3,870,439
Capital shares outstanding	42,250
Net asset value per share	$91.61

Class H:
Net assets	$677,755
Capital shares outstanding	6,013
Net asset value per share	$112.71

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $792)	$29,942
Interest	1,961
Income from securities lending, net	649
Total investment income	32,552

Expenses:
Management fees	52,017
Distribution and service fees:
Class A	2,030
Class C	17,486
Class H	803
Transfer agent fees	12,851
Portfolio accounting and administration fees	9,338
Professional fees	6,032
Trustees’ fees*	1,196
Custodian fees	773
Miscellaneous	4,358
Total expenses	106,884
Less:
Expenses reimbursed by Adviser	(3,057)
Net expenses	103,827
Net investment loss	(71,275)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,678,719
Net realized gain	3,678,719
Net change in unrealized appreciation (depreciation) on:
Investments	(2,820,538)
Net change in unrealized appreciation (depreciation)	(2,820,538)
Net realized and unrealized gain	858,181
Net increase in net assets resulting from operations	$786,906

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(71,275)	$(321,230)
Net realized gain on investments	3,678,719	230,876
Net change in unrealized appreciation (depreciation) on investments	(2,820,538)	5,041,324
Net increase in net assets resulting from operations	786,906	4,950,970

Capital share transactions:
Proceeds from sale of shares
Investor Class	6,597,600	67,759,919
Class A	748,729	2,033,502
Class C	354,648	382,516
Class H	18,936	141,027
Cost of shares redeemed
Investor Class	(33,517,582)	(54,950,256)
Class A	(1,056,624)	(1,922,686)
Class C	(87,741)	(325,691)
Class H	(44,127)	(226,709)
Net increase (decrease) from capital share transactions	(26,986,161)	12,891,622
Net increase (decrease) in net assets	(26,199,255)	17,842,592

Net assets:
Beginning of period	38,434,048	20,591,456
End of period	$12,234,793	$38,434,048

Capital share activity:
Shares sold
Investor Class	53,569	632,253
Class A	6,852	21,711
Class C	4,242	5,346
Class H	183	1,586
Shares redeemed
Investor Class	(271,792)	(539,260)
Class A	(9,666)	(20,504)
Class C	(1,045)	(4,358)
Class H	(427)	(2,516)
Net increase (decrease) in shares	(218,084)	94,258

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$123.64	$94.80	$115.59	$195.59	$105.23	$118.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(1.18)	(.99)	(2.11)	(2.03)	(1.30)
Net gain (loss) on investments (realized and unrealized)	9.89	30.02	(19.80)	(34.69)	92.39	(8.17)
Total from investment operations	9.39	28.84	(20.79)	(36.80)	90.36	(9.47)
Less distributions from:
Net realized gains	—	—	—	(43.20)	—	(4.10)
Total distributions	—	—	—	(43.20)	—	(4.10)
Net asset value, end of period	$133.03	$123.64	$94.80	$115.59	$195.59	$105.23

Total Return	7.59%	30.42%	(17.99%)	(23.48%)	85.87%	(8.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,001	$32,558	$16,148	$8,777	$25,113	$10,741
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(1.09%)	(1.13%)	(1.18%)	(1.21%)	(1.08%)
Total expenses	1.41%	1.42%	1.39%	1.36%	1.44%	1.47%
Net expenses[c]	1.36%	1.38%	1.39%	1.36%	1.44%	1.47%
Portfolio turnover rate	43%	205%	133%	150%	284%	359%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$109.97	$84.53	$103.33	$179.98	$97.07	$110.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.59)	(1.26)	(1.10)	(2.28)	(2.22)	(1.32)
Net gain (loss) on investments (realized and unrealized)	8.81	26.70	(17.70)	(31.17)	85.13	(7.69)
Total from investment operations	8.22	25.44	(18.80)	(33.45)	82.91	(9.01)
Less distributions from:
Net realized gains	—	—	—	(43.20)	—	(4.10)
Total distributions	—	—	—	(43.20)	—	(4.10)
Net asset value, end of period	$118.19	$109.97	$84.53	$103.33	$179.98	$97.07

Total Return[d]	7.47%	30.10%	(18.19%)	(23.67%)	85.41%	(8.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,686	$1,878	$1,342	$2,240	$2,952	$2,060
Ratios to average net assets:
Net investment income (loss)	(1.08%)	(1.33%)	(1.39%)	(1.44%)	(1.45%)	(1.20%)
Total expenses	1.67%	1.69%	1.65%	1.61%	1.69%	1.73%
Net expenses[c]	1.62%	1.65%	1.65%	1.61%	1.69%	1.73%
Portfolio turnover rate	43%	205%	133%	150%	284%	359%

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$85.56	$66.26	$81.61	$152.56	$82.90	$95.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.79)	(1.54)	(1.32)	(2.89)	(2.91)	(1.96)
Net gain (loss) on investments (realized and unrealized)	6.84	20.84	(14.03)	(24.86)	72.57	(6.44)
Total from investment operations	6.05	19.30	(15.35)	(27.75)	69.66	(8.40)
Less distributions from:
Net realized gains	—	—	—	(43.20)	—	(4.10)
Total distributions	—	—	—	(43.20)	—	(4.10)
Net asset value, end of period	$91.61	$85.56	$66.26	$81.61	$152.56	$82.90

Total Return[d]	7.07%	29.13%	(18.81%)	(24.24%)	84.03%	(9.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,870	$3,341	$2,522	$2,821	$4,124	$1,931
Ratios to average net assets:
Net investment income (loss)	(1.86%)	(2.08%)	(2.14%)	(2.19%)	(2.21%)	(2.06%)
Total expenses	2.42%	2.44%	2.40%	2.36%	2.43%	2.47%
Net expenses[c]	2.37%	2.40%	2.40%	2.36%	2.43%	2.47%
Portfolio turnover rate	43%	205%	133%	150%	284%	359%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$104.88	$80.62	$98.55	$173.71	$93.70	$106.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	(1.19)	(1.09)	(2.23)	(1.75)	(1.41)
Net gain (loss) on investments (realized and unrealized)	8.41	25.45	(16.84)	(29.73)	81.76	(7.30)
Total from investment operations	7.83	24.26	(17.93)	(31.96)	80.01	(8.71)
Less distributions from:
Net realized gains	—	—	—	(43.20)	—	(4.10)
Total distributions	—	—	—	(43.20)	—	(4.10)
Net asset value, end of period	$112.71	$104.88	$80.62	$98.55	$173.71	$93.70

Total Return	7.47%	30.09%	(18.19%)	(23.67%)	85.39%	(8.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$678	$656	$579	$947	$1,067	$825
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(1.33%)	(1.39%)	(1.45%)	(1.42%)	(1.30%)
Total expenses	1.67%	1.68%	1.65%	1.61%	1.76%	1.71%
Net expenses[c]	1.62%	1.65%	1.65%	1.61%	1.76%	1.71%
Portfolio turnover rate	43%	205%	133%	150%	284%	359%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

74 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Retail - 20.8%
McDonald’s Corp.	881	$268,273
Starbucks Corp.	1,889	184,159
Chipotle Mexican Grill, Inc. — Class A*	2,769	159,550
Yum! Brands, Inc.	815	113,864
Yum China Holdings, Inc.	1,790	80,586
Darden Restaurants, Inc.	487	79,931
Domino’s Pizza, Inc.	165	70,973
Restaurant Brands International, Inc.	957	69,019
Texas Roadhouse, Inc. — Class A	360	63,576
Cava Group, Inc.*	433	53,627
Wingstop, Inc.	110	45,769
Dutch Bros, Inc. — Class A*	1,155	36,995
Shake Shack, Inc. — Class A*	356	36,743
Sweetgreen, Inc. — Class A*	975	34,564
Brinker International, Inc.*	440	33,673
Wendy’s Co.	1,791	31,378
Cheesecake Factory, Inc.	629	25,506
Papa John’s International, Inc.	459	24,726
Bloomin’ Brands, Inc.	1,272	21,026
Cracker Barrel Old Country Store, Inc.	433	19,636
Dave & Buster’s Entertainment, Inc.*	561	19,102
Jack in the Box, Inc.	350	16,289
Total Retail		1,488,965

Internet - 17.9%
Netflix, Inc.*	441	312,788
Booking Holdings, Inc.	40	168,485
Airbnb, Inc. — Class A*	1,246	158,005
DoorDash, Inc. — Class A*	918	131,026
Spotify Technology S.A.*	266	98,029
Bilibili, Inc. ADR*	4,063	94,993
Trip.com Group Ltd. ADR*	1,548	91,998
Sea Ltd. ADR*	955	90,037
Expedia Group, Inc.*	551	81,559
Roku, Inc.*	768	57,339
Total Internet		1,284,259

Media - 15.2%
Walt Disney Co.	2,527	243,072
Comcast Corp. — Class A	5,600	233,912
Charter Communications, Inc. — Class A*	303	98,196
Fox Corp. — Class A	1,902	80,512
Warner Bros Discovery, Inc.*	9,054	74,695
News Corp. — Class A	2,647	70,490
Liberty Broadband Corp. — Class C*	824	63,687
New York Times Co. — Class A	959	53,387
Paramount Global — Class B1	4,288	45,539
Endeavor Group Holdings, Inc. — Class A1	1,578	45,068
Nexstar Media Group, Inc. — Class A	244	40,345
Sirius XM Holdings, Inc.	1,498	35,435
Total Media		1,084,338

Entertainment - 10.8%
DraftKings, Inc. — Class A*	2,006	78,635
Live Nation Entertainment, Inc.*	711	77,848
TKO Group Holdings, Inc.*	628	77,690
Warner Music Group Corp. — Class A	2,281	71,395
Flutter Entertainment plc*	293	69,523
Caesars Entertainment, Inc.*	1,364	56,933
Churchill Downs, Inc.	386	52,191
Light & Wonder, Inc. — Class A*	500	45,365
Vail Resorts, Inc.	250	43,573
Red Rock Resorts, Inc. — Class A	718	39,088
Cinemark Holdings, Inc.*	1,087	30,262
Penn Entertainment, Inc.*	1,600	30,176
International Game Technology plc	1,293	27,541
Marriott Vacations Worldwide Corp.	374	27,482
United Parks & Resorts, Inc.*	432	21,859
AMC Entertainment Holdings, Inc. — Class A*	4,791	21,799
Total Entertainment		771,360

Lodging - 9.2%
Marriott International, Inc. — Class A	551	136,979
Hilton Worldwide Holdings, Inc.	590	135,995
Las Vegas Sands Corp.	1,692	85,175
Hyatt Hotels Corp. — Class A	460	70,012
Wynn Resorts Ltd.	625	59,925
MGM Resorts International*	1,390	54,335
Wyndham Hotels & Resorts, Inc.	556	43,446
Boyd Gaming Corp.	583	37,691
Choice Hotels International, Inc.[1]	262	34,138
Total Lodging		657,696

Leisure Time - 7.3%
Royal Caribbean Cruises Ltd.	641	113,688
Carnival Corp.*	4,375	80,850
Planet Fitness, Inc. — Class A*	677	54,986
Norwegian Cruise Line Holdings Ltd.*	2,657	54,495
Brunswick Corp.	524	43,922
Harley-Davidson, Inc.	1,028	39,609
Polaris, Inc.	460	38,290
YETI Holdings, Inc.*	840	34,465
Peloton Interactive, Inc. — Class A*	5,275	24,687
Topgolf Callaway Brands Corp.*	2,204	24,200
Sabre Corp.*	4,315	15,836
Total Leisure Time		525,028

Agriculture - 6.5%
Philip Morris International, Inc.	2,007	243,650
Altria Group, Inc.	3,215	164,093
British American Tobacco plc ADR	1,588	58,089
Total Agriculture		465,832

Software - 5.2%
Electronic Arts, Inc.	757	108,584
Take-Two Interactive Software, Inc.*	588	90,382
ROBLOX Corp. — Class A*	1,988	87,989

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
LEISURE FUND

	Shares	Value
NetEase, Inc. ADR	879	$82,195
Total Software		369,150

Beverages - 4.5%
Constellation Brands, Inc. — Class A	450	115,961
Brown-Forman Corp. — Class B	1,755	86,346
Anheuser-Busch InBev S.A. ADR	936	62,047
Molson Coors Beverage Co. — Class B	1,044	60,051
Total Beverages		324,405

Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	775	56,048
Mattel, Inc.*	2,383	45,396
Total Toys, Games & Hobbies		101,444

Food Service - 0.8%
Aramark	1,469	56,894

Total Common Stocks
(Cost $3,924,980)		7,129,371

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$20,315	$20,315
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	16,780	16,780
Total Repurchase Agreements
(Cost $37,095)		37,095

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	96,913	96,913
Total Securities Lending Collateral
(Cost $96,913)		96,913

Total Investments - 101.5%
(Cost $4,058,988)		$7,263,379
Other Assets & Liabilities, net - (1.5)%		(108,449)
Total Net Assets - 100.0%		$7,154,930

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,129,371	$—	$—	$7,129,371
Repurchase Agreements	—	37,095	—	37,095
Securities Lending Collateral	96,913	—	—	96,913
Total Assets	$7,226,284	$37,095	$—	$7,263,379

76 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $93,073 of securities loaned (cost $4,021,893)	$7,226,284
Repurchase agreements, at value (cost $37,095)	37,095
Receivables:
Dividends	9,142
Fund shares sold	1,004
Securities lending income	557
Interest	5
Total assets	7,274,087

Liabilities:
Payable for:
Return of securities lending collateral	96,913
Fund shares redeemed	9,370
Management fees	4,479
Transfer agent fees	2,987
Distribution and service fees	694
Portfolio accounting and administration fees	541
Trustees’ fees*	59
Miscellaneous	4,114
Total liabilities	119,157
Net assets	$7,154,930

Net assets consist of:
Paid in capital	$5,497,806
Total distributable earnings (loss)	1,657,124
Net assets	$7,154,930

Investor Class:
Net assets	$4,236,601
Capital shares outstanding	47,961
Net asset value per share	$88.33

Class A:
Net assets	$1,710,164
Capital shares outstanding	21,575
Net asset value per share	$79.27
Maximum offering price per share (Net asset value divided by 95.25%)	$83.22

Class C:
Net assets	$272,915
Capital shares outstanding	4,107
Net asset value per share	$66.45

Class H:
Net assets	$935,250
Capital shares outstanding	12,175
Net asset value per share	$76.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $194)	$52,537
Interest	851
Income from securities lending, net	3,434
Total investment income	56,822

Expenses:
Management fees	29,686
Distribution and service fees:
Class A	2,171
Class C	1,342
Class H	1,392
Transfer agent fees	7,223
Portfolio accounting and administration fees	5,329
Registration fees	4,276
Professional fees	1,455
Trustees’ fees*	463
Custodian fees	447
Line of credit fees	14
Miscellaneous	584
Total expenses	54,382
Less:
Expenses reimbursed by Adviser	(1,745)
Net expenses	52,637
Net investment income	4,185

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	652,784
Net realized gain	652,784
Net change in unrealized appreciation (depreciation) on:
Investments	(331,094)
Net change in unrealized appreciation (depreciation)	(331,094)
Net realized and unrealized gain	321,690
Net increase in net assets resulting from operations	$325,875

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,185	$35,412
Net realized gain on investments	652,784	445,439
Net change in unrealized appreciation (depreciation) on investments	(331,094)	(86,095)
Net increase in net assets resulting from operations	325,875	394,756

Distributions to shareholders:
Investor Class	—	(4,283)
Class A	—	(1,567)
Class C	—	(220)
Class H	—	(1,111)
Total distributions to shareholders	—	(7,181)

Capital share transactions:
Proceeds from sale of shares
Investor Class	2,822,419	28,182,518
Class A	12,869	320,756
Class C	26,125	19,815
Class H	56,147	1,246,731
Distributions reinvested
Investor Class	—	4,166
Class A	—	1,122
Class C	—	220
Class H	—	1,103
Cost of shares redeemed
Investor Class	(3,563,749)	(43,870,062)
Class A	(280,728)	(1,314,667)
Class C	(44,566)	(96,413)
Class H	(538,789)	(1,868,660)
Net decrease from capital share transactions	(1,510,272)	(17,373,371)
Net decrease in net assets	(1,184,397)	(16,985,796)

Net assets:
Beginning of period	8,339,327	25,325,123
End of period	$7,154,930	$8,339,327

Capital share activity:
Shares sold
Investor Class	34,586	368,511
Class A	177	4,855
Class C	430	347
Class H	795	19,672
Shares issued from reinvestment of distributions
Investor Class	—	54
Class A	—	16
Class C	—	4
Class H	—	16
Shares redeemed
Investor Class	(43,936)	(594,121)
Class A	(3,853)	(19,188)
Class C	(717)	(1,664)
Class H	(7,629)	(28,613)
Net decrease in shares	(20,147)	(250,111)

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$83.50	$72.93	$80.27	$100.94	$53.01	$68.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.27	.21	(.44)	(.34)	.08
Net gain (loss) on investments (realized and unrealized)	4.72	10.35	(7.55)	(14.80)	48.27	(15.86)
Total from investment operations	4.83	10.62	(7.34)	(15.24)	47.93	(15.78)
Less distributions from:
Net investment income	—	(.05)	—	—	—	(.19)
Net realized gains	—	—	—	(5.43)	—	—
Total distributions	—	(.05)	—	(5.43)	—	(.19)
Net asset value, end of period	$88.33	$83.50	$72.93	$80.27	$100.94	$53.01

Total Return	5.78%	14.58%	(9.14%)	(15.52%)	90.42%	(22.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,237	$4,786	$20,629	$5,574	$40,995	$2,839
Ratios to average net assets:
Net investment income (loss)	0.26%	0.36%	0.30%	(0.45%)	(0.39%)	0.11%
Total expenses	1.42%	1.43%	1.39%	1.36%	1.41%	1.48%
Net expenses[c]	1.37%	1.40%	1.39%	1.36%	1.41%	1.48%
Portfolio turnover rate	37%	214%	145%	168%	144%	369%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$75.02	$65.70	$72.50	$91.96	$48.41	$63.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.10	(.12)	(.51)	(.41)	.01
Net gain (loss) on investments (realized and unrealized)	4.24	9.27	(6.68)	(13.52)	43.96	(14.58)
Total from investment operations	4.25	9.37	(6.80)	(14.03)	43.55	(14.57)
Less distributions from:
Net investment income	—	(.05)	—	—	—	(.19)
Net realized gains	—	—	—	(5.43)	—	—
Total distributions	—	(.05)	—	(5.43)	—	(.19)
Net asset value, end of period	$79.27	$75.02	$65.70	$72.50	$91.96	$48.41

Total Return[d]	5.67%	14.28%	(9.38%)	(15.72%)	89.96%	(23.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,710	$1,894	$2,600	$4,351	$4,291	$816
Ratios to average net assets:
Net investment income (loss)	0.02%	0.15%	(0.20%)	(0.59%)	(0.56%)	0.02%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.68%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.68%	1.73%
Portfolio turnover rate	37%	214%	145%	168%	144%	369%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79

LEISURE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$63.14	$55.72	$61.94	$80.01	$42.44	$55.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.35)	(.50)	(1.04)	(.87)	(.42)
Net gain (loss) on investments (realized and unrealized)	3.53	7.82	(5.72)	(11.60)	38.44	(12.77)
Total from investment operations	3.31	7.47	(6.22)	(12.64)	37.57	(13.19)
Less distributions from:
Net investment income	—	(.05)	—	—	—	(.19)
Net realized gains	—	—	—	(5.43)	—	—
Total distributions	—	(.05)	—	(5.43)	—	(.19)
Net asset value, end of period	$66.45	$63.14	$55.72	$61.94	$80.01	$42.44

Total Return[d]	5.24%	13.43%	(10.04%)	(16.35%)	88.52%	(23.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$273	$277	$318	$591	$942	$398
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.60%)	(0.96%)	(1.38%)	(1.36%)	(0.74%)
Total expenses	2.42%	2.43%	2.39%	2.36%	2.44%	2.48%
Net expenses[c]	2.37%	2.40%	2.39%	2.36%	2.44%	2.48%
Portfolio turnover rate	37%	214%	145%	168%	144%	369%

80 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$72.70	$63.67	$70.26	$89.30	$47.01	$61.36
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.10	(.10)	(.59)	(.40)	(.01)
Net gain (loss) on investments (realized and unrealized)	4.12	8.98	(6.49)	(13.02)	42.69	(14.15)
Total from investment operations	4.12	9.08	(6.59)	(13.61)	42.29	(14.16)
Less distributions from:
Net investment income	—	(.05)	—	—	—	(.19)
Net realized gains	—	—	—	(5.43)	—	—
Total distributions	—	(.05)	—	(5.43)	—	(.19)
Net asset value, end of period	$76.82	$72.70	$63.67	$70.26	$89.30	$47.01

Total Return	5.67%	14.26%	(9.38%)	(15.72%)	89.96%	(23.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$935	$1,382	$1,779	$2,023	$6,594	$976
Ratios to average net assets:
Net investment income (loss)	(0.01%)	0.15%	(0.16%)	(0.69%)	(0.55%)	(0.01%)
Total expenses	1.66%	1.68%	1.64%	1.61%	1.68%	1.72%
Net expenses[c]	1.61%	1.65%	1.64%	1.61%	1.68%	1.72%
Portfolio turnover rate	37%	214%	145%	168%	144%	369%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Mining - 99.5%
Freeport-McMoRan, Inc.	215,442	$10,754,865
Newmont Corp.	171,366	9,159,513
Agnico Eagle Mines Ltd.	87,701	7,065,193
Barrick Gold Corp.	336,207	6,687,157
Wheaton Precious Metals Corp.	99,491	6,076,910
Gold Fields Ltd. ADR	288,057	4,421,675
Franco-Nevada Corp.	32,949	4,093,913
Kinross Gold Corp.	410,052	3,838,087
Anglogold Ashanti plc[1]	133,631	3,558,593
Royal Gold, Inc.	25,022	3,510,587
Alamos Gold, Inc. — Class A	166,033	3,310,698
Pan American Silver Corp.	151,946	3,171,113
Hecla Mining Co.	353,061	2,354,917
Osisko Gold Royalties Ltd.	117,950	2,183,254
Eldorado Gold Corp.*	122,754	2,132,237
Harmony Gold Mining Company Ltd. ADR	200,135	2,035,373
IAMGOLD Corp.*	369,242	1,931,136
Coeur Mining, Inc.*	257,491	1,771,538
Equinox Gold Corp.*	288,941	1,759,651
B2Gold Corp.	558,518	1,720,235
Sibanye Stillwater Ltd. ADR[1]	411,627	1,691,787
Sandstorm Gold Ltd.	256,712	1,540,272
First Majestic Silver Corp.[1]	251,456	1,508,736
MAG Silver Corp.*,1	99,481	1,396,713
Fortuna Mining Corp.*,1	295,465	1,368,003
SilverCrest Metals, Inc.*	147,593	1,365,235
Seabridge Gold, Inc.*	76,775	1,289,052
SSR Mining, Inc.*	214,740	1,219,723
New Gold, Inc.*,1	403,979	1,163,459
Silvercorp Metals, Inc.[1]	263,544	1,151,687
Novagold Resources, Inc.*	272,298	1,116,422
Endeavour Silver Corp.*,1	251,197	989,716
Gatos Silver, Inc.*	63,957	964,472
McEwen Mining, Inc.*	78,534	730,366
Total Mining		99,032,288

Total Common Stocks
(Cost $64,670,668)		99,032,288

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$377,942	$377,942
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	312,163	312,163
Total Repurchase Agreements
(Cost $690,105)		690,105

	Shares
SECURITIES LENDING COLLATERAL†,3 - 7.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	7,547,657	7,547,657
Total Securities Lending Collateral
(Cost $7,547,657)		7,547,657

Total Investments - 107.8%
(Cost $72,908,430)		$107,270,050
Other Assets & Liabilities, net - (7.8)%		(7,766,498)
Total Net Assets - 100.0%		$99,503,552

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

82 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$99,032,288	$—	$—	$99,032,288
Repurchase Agreements	—	690,105	—	690,105
Securities Lending Collateral	7,547,657	—	—	7,547,657
Total Assets	$106,579,945	$690,105	$—	$107,270,050

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $6,982,138 of securities loaned (cost $72,218,325)	$106,579,945
Repurchase agreements, at value (cost $690,105)	690,105
Receivables:
Securities sold	6,875,051
Fund shares sold	935,281
Dividends	5,157
Foreign tax reclaims	1,956
Securities lending income	1,319
Interest	93
Total assets	115,088,907

Liabilities:
Payable for:
Fund shares redeemed	7,877,492
Return of securities lending collateral	7,547,657
Management fees	56,156
Transfer agent fees	38,913
Portfolio accounting and administration fees	7,683
Distribution and service fees	2,721
Trustees’ fees*	802
Miscellaneous	53,931
Total liabilities	15,585,355
Net assets	$99,503,552

Net assets consist of:
Paid in capital	$136,370,817
Total distributable earnings (loss)	(36,867,265)
Net assets	$99,503,552

Investor Class:
Net assets	$87,731,152
Capital shares outstanding	2,012,711
Net asset value per share	$43.59

Class A:
Net assets	$8,532,808
Capital shares outstanding	211,184
Net asset value per share	$40.40
Maximum offering price per share (Net asset value divided by 95.25%)	$42.41

Class C:
Net assets	$988,491
Capital shares outstanding	31,484
Net asset value per share	$31.40

Class H:
Net assets	$2,251,101
Capital shares outstanding	58,071
Net asset value per share	$38.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $53,461)	$486,060
Interest	11,384
Income from securities lending, net	6,242
Total investment income	503,686

Expenses:
Management fees	299,897
Distribution and service fees:
Class A	9,866
Class C	4,993
Class H	3,883
Transfer agent fees	82,773
Portfolio accounting and administration fees	61,008
Registration fees	16,996
Professional fees	16,192
Custodian fees	5,055
Trustees’ fees*	3,090
Miscellaneous	45,297
Total expenses	549,050
Less:
Expenses reimbursed by Adviser	(19,975)
Net expenses	529,075
Net investment loss	(25,389)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(702,626)
Foreign currency transactions	3
Net realized loss	(702,623)
Net change in unrealized appreciation (depreciation) on:
Investments	17,584,067
Net change in unrealized appreciation (depreciation)	17,584,067
Net realized and unrealized gain	16,881,444
Net increase in net assets resulting from operations	$16,856,055

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(25,389)	$77,389
Net realized loss on investments	(702,623)	(3,579,217)
Net change in unrealized appreciation (depreciation) on investments	17,584,067	(2,840,129)
Net increase (decrease) in net assets resulting from operations	16,856,055	(6,341,957)

Distributions to shareholders:
Investor Class	—	(1,400,288)
Class A	—	(280,268)
Class C	—	(63,185)
Class H	—	(78,773)
Total distributions to shareholders	—	(1,822,514)

Capital share transactions:
Proceeds from sale of shares
Investor Class	298,705,388	313,283,695
Class A	1,314,818	2,870,709
Class C	277,844	691,727
Class H	4,107,151	2,898,452
Distributions reinvested
Investor Class	—	1,350,549
Class A	—	272,009
Class C	—	63,121
Class H	—	78,773
Cost of shares redeemed
Investor Class	(276,543,641)	(330,913,484)
Class A	(1,653,448)	(3,922,482)
Class C	(529,982)	(1,371,976)
Class H	(4,580,102)	(3,056,070)
Net increase (decrease) from capital share transactions	21,098,028	(17,754,977)
Net increase (decrease) in net assets	37,954,083	(25,919,448)

Net assets:
Beginning of period	61,549,469	87,468,917
End of period	$99,503,552	$61,549,469

Capital share activity:
Shares sold
Investor Class	7,556,188	9,492,990
Class A	35,603	90,664
Class C	9,554	26,656
Class H	117,673	92,253
Shares issued from reinvestment of distributions
Investor Class	—	43,176
Class A	—	9,363
Class C	—	2,779
Class H	—	2,826
Shares redeemed
Investor Class	(7,013,908)	(10,049,980)
Class A	(45,487)	(127,787)
Class C	(18,749)	(54,849)
Class H	(129,469)	(102,337)
Net increase (decrease) in shares	511,405	(574,246)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$34.83	$37.47	$47.98	$44.22	$26.50	$26.14
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	.06	.18	.16	(.06)	(.12)
Net gain (loss) on investments (realized and unrealized)	8.76	(1.50)	(8.26)	6.21	18.28	1.23 [e]
Total from investment operations	8.76	(1.44)	(8.08)	6.37	18.22	1.11
Less distributions from:
Net investment income	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Total distributions	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Net asset value, end of period	$43.59	$34.83	$37.47	$47.98	$44.22	$26.50

Total Return	25.15%	(3.46%)	(16.34%)	15.84%	68.71%	3.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$87,731	$51,211	$74,345	$63,069	$87,174	$46,153
Ratios to average net assets:
Net investment income (loss)	(0.01%)	0.19%	0.48%	0.35%	(0.13%)	(0.40%)
Total expenses	1.33%	1.33%	1.30%	1.26%	1.34%	1.38%
Net expenses[c]	1.28%	1.30%	1.30%	1.26%	1.34%	1.38%
Portfolio turnover rate	250%	387%	424%	114%	281%	277%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$32.33	$34.96	$45.09	$41.82	$25.14	$24.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.01)	.08	.04	(.17)	(.19)
Net gain (loss) on investments (realized and unrealized)	8.12	(1.42)	(7.78)	5.84	17.35	1.19 [e]
Total from investment operations	8.07	(1.43)	(7.70)	5.88	17.18	1.00
Less distributions from:
Net investment income	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Total distributions	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Net asset value, end of period	$40.40	$32.33	$34.96	$45.09	$41.82	$25.14

Total Return[d]	24.96%	(3.68%)	(16.54%)	15.57%	68.28%	3.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,533	$7,146	$8,698	$11,664	$18,801	$12,803
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.02%)	0.23%	0.08%	(0.41%)	(0.67%)
Total expenses	1.57%	1.58%	1.54%	1.51%	1.59%	1.63%
Net expenses[c]	1.52%	1.55%	1.54%	1.51%	1.59%	1.63%
Portfolio turnover rate	250%	387%	424%	114%	281%	277%

86 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$25.21	$27.77	$36.75	$34.86	$21.16	$21.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.19)	(.13)	(.21)	(.43)	(.35)
Net gain (loss) on investments (realized and unrealized)	6.33	(1.17)	(6.42)	4.71	14.63	1.07 [e]
Total from investment operations	6.19	(1.36)	(6.55)	4.50	14.20	.72
Less distributions from:
Net investment income	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Total distributions	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Net asset value, end of period	$31.40	$25.21	$27.77	$36.75	$34.86	$21.16

Total Return[d]	24.55%	(4.43%)	(17.16%)	14.70%	67.04%	2.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$988	$1,026	$1,836	$2,231	$2,086	$1,686
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(0.76%)	(0.48%)	(0.59%)	(1.20%)	(1.41%)
Total expenses	2.31%	2.33%	2.29%	2.26%	2.35%	2.38%
Net expenses[c]	2.26%	2.30%	2.29%	2.26%	2.35%	2.38%
Portfolio turnover rate	250%	387%	424%	114%	281%	277%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$31.01	$33.59	$43.46	$40.41	$24.30	$24.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.02)	.06	.08	(.25)	(.22)
Net gain (loss) on investments (realized and unrealized)	7.84	(1.36)	(7.50)	5.58	16.86	1.21 [e]
Total from investment operations	7.75	(1.38)	(7.44)	5.66	16.61	.99
Less distributions from:
Net investment income	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Total distributions	—	(1.20)	(2.43)	(2.61)	(.50)	(.75)
Net asset value, end of period	$38.76	$31.01	$33.59	$43.46	$40.41	$24.30

Total Return	24.99%	(3.71%)	(16.54%)	15.57%	68.30%	3.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,251	$2,167	$2,591	$4,028	$2,628	$1,830
Ratios to average net assets:
Net investment income (loss)	(0.52%)	(0.05%)	0.18%	0.20%	(0.59%)	(0.78%)
Total expenses	1.57%	1.58%	1.54%	1.51%	1.60%	1.63%
Net expenses[c]	1.52%	1.55%	1.54%	1.51%	1.60%	1.63%
Portfolio turnover rate	250%	387%	424%	114%	281%	277%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of investments of the Fund.

[f]	Less than $0.01 per share.

88 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

REITs - 91.3%

REITs-Diversified - 23.7%
American Tower Corp. — Class A	1,111	$258,374
Equinix, Inc.	256	227,233
Digital Realty Trust, Inc.	1,140	184,486
Crown Castle, Inc.	1,510	179,131
VICI Properties, Inc.	4,367	145,465
Weyerhaeuser Co.	3,783	128,092
SBA Communications Corp.	527	126,849
Lamar Advertising Co. — Class A	701	93,654
Gaming and Leisure Properties, Inc.	1,761	90,603
WP Carey, Inc.	1,453	90,522
Vornado Realty Trust	1,708	67,295
National Storage Affiliates Trust	1,182	56,972
EPR Properties	978	47,961
PotlatchDeltic Corp.	1,023	46,086
Outfront Media, Inc.	2,276	41,833
Uniti Group, Inc.*	5,352	30,185
Total REITs-Diversified		1,814,741

REITs-Apartments - 11.8%
AvalonBay Communities, Inc.	617	138,979
Equity Residential	1,720	128,071
Invitation Homes, Inc.	3,137	110,611
Mid-America Apartment Communities, Inc.	662	105,192
Essex Property Trust, Inc.	339	100,147
UDR, Inc.	2,084	94,489
Camden Property Trust	727	89,806
American Homes 4 Rent — Class A	2,189	84,036
Independence Realty Trust, Inc.	2,583	52,951
Total REITs-Apartments		904,282

REITs-Health Care - 9.7%
Welltower, Inc.	1,715	219,571
Ventas, Inc.	1,975	126,657
Healthpeak Properties, Inc.	4,365	99,828
Omega Healthcare Investors, Inc.	1,976	80,423
Healthcare Realty Trust, Inc.	3,424	62,146
CareTrust REIT, Inc.	1,755	54,159
Sabra Health Care REIT, Inc.	2,762	51,401
Medical Properties Trust, Inc.[1]	7,805	45,659
Total REITs-Health Care		739,844

REITs-Warehouse/Industries - 9.1%
Prologis, Inc.	2,113	266,830
Rexford Industrial Realty, Inc.	1,655	83,263
EastGroup Properties, Inc.	403	75,288
Americold Realty Trust, Inc.	2,450	69,262
First Industrial Realty Trust, Inc.	1,207	67,568
STAG Industrial, Inc.	1,717	67,118
Terreno Realty Corp.	929	62,085
Total REITs-Warehouse/Industries		691,414

REITs-Storage - 7.6%
Public Storage	525	191,032
Extra Space Storage, Inc.	857	154,423
Iron Mountain, Inc.	1,241	147,468
CubeSmart	1,599	86,074
Total REITs-Storage		578,997

REITs-Office Property - 7.1%
Alexandria Real Estate Equities, Inc.	932	110,675
BXP, Inc.	1,059	85,207
Kilroy Realty Corp.	1,416	54,799
Cousins Properties, Inc.	1,784	52,592
SL Green Realty Corp.	751	52,277
Highwoods Properties, Inc.	1,399	46,880
Douglas Emmett, Inc.	2,475	43,486
LXP Industrial Trust	4,228	42,491
JBG SMITH Properties	1,724	30,136
Hudson Pacific Properties, Inc.*	4,249	20,310
Total REITs-Office Property		538,853

REITs-Shopping Centers - 6.8%
Kimco Realty Corp.	4,157	96,526
Regency Centers Corp.	1,247	90,071
Federal Realty Investment Trust	659	75,765
Brixmor Property Group, Inc.	2,585	72,018
Kite Realty Group Trust	2,246	59,654
Phillips Edison & Company, Inc.	1,479	55,773
SITE Centers Corp.	605	36,603
Retail Opportunity Investments Corp.	2,166	34,071
Total REITs-Shopping Centers		520,481

REITs-Single Tenant - 5.1%
Realty Income Corp.	2,928	185,694
NNN REIT, Inc.	1,524	73,899
Agree Realty Corp.	895	67,420
Essential Properties Realty Trust, Inc.	1,809	61,777
Total REITs-Single Tenant		388,790

REITs-Hotels - 3.9%
Host Hotels & Resorts, Inc.	4,950	87,120
Ryman Hospitality Properties, Inc.	528	56,623
Apple Hospitality REIT, Inc.	3,037	45,099
Park Hotels & Resorts, Inc.	2,931	41,327
Sunstone Hotel Investors, Inc.	3,486	35,976
Pebblebrook Hotel Trust	2,377	31,448
Total REITs-Hotels		297,593

REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	1,083	183,049
Macerich Co.	2,823	51,492
Tanger, Inc.	1,439	47,746
Total REITs-Regional Malls		282,287

REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	730	98,660
Equity LifeStyle Properties, Inc.	1,181	84,253
Total REITs-Manufactured Homes		182,913

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
REAL ESTATE FUND

	Shares	Value
Specialized Reit’s - 0.4%
DiamondRock Hospitality Co.	3,813	$33,287
Total REITs		6,973,482

Real Estate - 6.1%
Real Estate Management/Services - 4.3%
CBRE Group, Inc. — Class A*	1,259	156,720
Jones Lang LaSalle, Inc.*	255	68,802
Cushman & Wakefield plc*	3,302	45,006
Redfin Corp.*	2,540	31,826
eXp World Holdings, Inc.	1,959	27,602
Total Real Estate Management/Services		329,956

Research & Consulting Services - 1.8%
CoStar Group, Inc.*	1,801	135,868
Total Real Estate		465,824

Internet - 1.4%
E-Commerce/Services - 1.4%
Zillow Group, Inc. — Class C*	1,500	95,775
Opendoor Technologies, Inc.*	5,819	11,638
Total E-Commerce/Services		107,413

Total Internet		107,413

Telecommunications - 0.5%
Telecom Services - 0.5%
DigitalBridge Group, Inc.	2,733	38,618

Total Common Stocks
(Cost $6,003,093)		7,585,337

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$17,551	$17,551
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	14,496	14,496
Total Repurchase Agreements
(Cost $32,047)		32,047

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	36,581	36,581
Total Securities Lending Collateral
(Cost $36,581)		36,581

Total Investments - 100.2%
(Cost $6,071,721)		$7,653,965
Other Assets & Liabilities, net - (0.2)%		(15,534)
Total Net Assets - 100.0%		$7,638,431

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

90 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,585,337	$—	$—	$7,585,337
Repurchase Agreements	—	32,047	—	32,047
Securities Lending Collateral	36,581	—	—	36,581
Total Assets	$7,621,918	$32,047	$—	$7,653,965

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $34,240 of securities loaned (cost $6,039,674)	$7,621,918
Repurchase agreements, at value (cost $32,047)	32,047
Receivables:
Dividends	24,262
Fund shares sold	14,013
Securities lending income	36
Interest	4
Total assets	7,692,280

Liabilities:
Payable for:
Return of securities lending collateral	36,581
Management fees	5,058
Fund shares redeemed	3,748
Transfer agent fees	2,612
Distribution and service fees	1,509
Portfolio accounting and administration fees	611
Trustees’ fees*	55
Miscellaneous	3,675
Total liabilities	53,849
Net assets	$7,638,431

Net assets consist of:
Paid in capital	$13,424,907
Total distributable earnings (loss)	(5,786,476)
Net assets	$7,638,431

Class A:
Net assets	$464,391
Capital shares outstanding	10,746
Net asset value per share	$43.22
Maximum offering price per share (Net asset value divided by 95.25%)	$45.38

Class C:
Net assets	$37,567
Capital shares outstanding	1,064
Net asset value per share	$35.31

Class H:
Net assets	$7,136,473
Capital shares outstanding	165,480
Net asset value per share	$43.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends	$83,284
Interest	726
Income from securities lending, net	203
Total investment income	84,213

Expenses:
Management fees	21,741
Distribution and service fees:
Class A	503
Class C	256
Class H	5,828
Transfer agent fees	5,278
Portfolio accounting and administration fees	3,903
Professional fees	1,177
Custodian fees	328
Trustees’ fees*	197
Line of credit fees	36
Miscellaneous	3,952
Total expenses	43,199
Less:
Expenses reimbursed by Adviser	(1,278)
Net expenses	41,921
Net investment income	42,292

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	42,194
Net realized gain	42,194
Net change in unrealized appreciation (depreciation) on:
Investments	952,404
Net change in unrealized appreciation (depreciation)	952,404
Net realized and unrealized gain	994,598
Net increase in net assets resulting from operations	$1,036,890

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

92 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$42,292	$32,581
Net realized gain (loss) on investments	42,194	(36,172)
Net change in unrealized appreciation (depreciation) on investments	952,404	194,275
Net increase in net assets resulting from operations	1,036,890	190,684

Distributions to shareholders:
Class A	—	(6,465)
Class C	—	(2,581)
Class H	—	(45,070)
Total distributions to shareholders	—	(54,116)

Capital share transactions:
Proceeds from sale of shares
Class A	491,422	591,538
Class C	26,792	50,541
Class H	10,924,018	5,981,741
Distributions reinvested
Class A	—	6,454
Class C	—	2,581
Class H	—	43,900
Cost of shares redeemed
Class A	(429,847)	(774,547)
Class C	(100,104)	(69,641)
Class H	(6,768,800)	(6,169,856)
Net increase (decrease) from capital share transactions	4,143,481	(337,289)
Net increase (decrease) in net assets	5,180,371	(200,721)

Net assets:
Beginning of period	2,458,060	2,658,781
End of period	$7,638,431	$2,458,060

Capital share activity:
Shares sold
Class A	12,760	16,705
Class C	842	1,715
Class H	288,665	169,328
Shares issued from reinvestment of distributions
Class A	—	182
Class C	—	88
Class H	—	1,238
Shares redeemed
Class A	(11,055)	(21,815)
Class C	(3,304)	(2,401)
Class H	(176,686)	(175,501)
Net increase (decrease) in shares	111,222	(10,461)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$37.63	$35.12	$47.38	$40.87	$30.70	$41.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.50	.65	.21	.32	.56
Net gain (loss) on investments (realized and unrealized)	5.32	2.74	(11.59)	6.48	13.33	(10.37)
Total from investment operations	5.59	3.24	(10.94)	6.69	13.65	(9.81)
Less distributions from:
Net investment income	—	(.73)	(1.32)	(.18)	(3.48)	(.73)
Total distributions	—	(.73)	(1.32)	(.18)	(3.48)	(.73)
Net asset value, end of period	$43.22	$37.63	$35.12	$47.38	$40.87	$30.70

Total Return[c]	14.86%	9.34%	(23.05%)	16.36%	45.79%	(24.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$464	$340	$491	$988	$1,049	$781
Ratios to average net assets:
Net investment income (loss)	1.39%	1.42%	1.65%	0.46%	0.87%	1.33%
Total expenses	1.67%	1.69%	1.65%	1.61%	1.70%	1.72%
Net expenses[d]	1.62%	1.66%	1.65%	1.61%	1.70%	1.72%
Portfolio turnover rate	114%	249%	308%	380%	499%	539%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$30.85	$29.13	$39.90	$34.44	$26.48	$35.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.20	.31	(.09)	(.03)	.26
Net gain (loss) on investments (realized and unrealized)	4.45	2.25	(9.76)	5.73	11.47	(8.99)
Total from investment operations	4.46	2.45	(9.45)	5.64	11.44	(8.73)
Less distributions from:
Net investment income	—	(.73)	(1.32)	(.18)	(3.48)	(.73)
Total distributions	—	(.73)	(1.32)	(.18)	(3.48)	(.73)
Net asset value, end of period	$35.31	$30.85	$29.13	$39.90	$34.44	$26.48

Total Return[c]	14.46%	8.55%	(23.65%)	16.37%	44.71%	(24.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38	$109	$120	$322	$194	$430
Ratios to average net assets:
Net investment income (loss)	0.09%	0.68%	0.94%	(0.22%)	(0.09%)	0.71%
Total expenses	2.41%	2.44%	2.40%	2.36%	2.45%	2.47%
Net expenses[d]	2.35%	2.41%	2.40%	2.36%	2.45%	2.47%
Portfolio turnover rate	114%	249%	308%	380%	499%	539%

94 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$37.55	$35.05	$47.28	$40.78	$30.63	$41.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.53	.54	.22	.23	.55
Net gain (loss) on investments (realized and unrealized)	5.25	2.70	(11.45)	6.46	13.40	(10.33)
Total from investment operations	5.58	3.23	(10.91)	6.68	13.63	(9.78)
Less distributions from:
Net investment income	—	(.73)	(1.32)	(.18)	(3.48)	(.73)
Total distributions	—	(.73)	(1.32)	(.18)	(3.48)	(.73)
Net asset value, end of period	$43.13	$37.55	$35.05	$47.28	$40.78	$30.63

Total Return	14.86%	9.33%	(23.04%)	16.37%	45.83%	(24.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,136	$2,009	$2,048	$36,643	$10,907	$2,284
Ratios to average net assets:
Net investment income (loss)	1.69%	1.50%	1.33%	0.49%	0.60%	1.30%
Total expenses	1.68%	1.70%	1.65%	1.62%	1.66%	1.72%
Net expenses[d]	1.63%	1.66%	1.65%	1.62%	1.66%	1.72%
Portfolio turnover rate	114%	249%	308%	380%	499%	539%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Retail - 68.1%
Walmart, Inc.	4,681	$377,991
Costco Wholesale Corp.	396	351,062
Home Depot, Inc.	859	348,067
Lowe’s Companies, Inc.	1,278	346,146
TJX Companies, Inc.	2,630	309,130
Target Corp.	1,476	230,049
O’Reilly Automotive, Inc.*	194	223,410
Ross Stores, Inc.	1,241	186,783
Tractor Supply Co.	530	154,193
Carvana Co.*	770	134,065
Williams-Sonoma, Inc.	818	126,725
Best Buy Company, Inc.	1,220	126,026
AutoZone, Inc.*	40	126,002
Genuine Parts Co.	861	120,264
Ulta Beauty, Inc.*	302	117,514
Dollar General Corp.	1,363	115,269
Dick’s Sporting Goods, Inc.	517	107,898
Burlington Stores, Inc.*	406	106,973
Floor & Decor Holdings, Inc. — Class A*	828	102,813
Dollar Tree, Inc.*	1,430	100,558
CarMax, Inc.*	1,217	94,171
BJ’s Wholesale Club Holdings, Inc.*	1,083	89,326
GameStop Corp. — Class A*	3,749	85,965
Bath & Body Works, Inc.	2,415	77,087
Murphy USA, Inc.	154	75,902
Lithia Motors, Inc. — Class A	237	75,281
Abercrombie & Fitch Co. — Class A*	504	70,510
Walgreens Boots Alliance, Inc.	7,513	67,316
RH*	196	65,548
Gap, Inc.	2,949	65,025
Ollie’s Bargain Outlet Holdings, Inc.*	663	64,444
Boot Barn Holdings, Inc.*	380	63,566
AutoNation, Inc.*	353	63,159
Five Below, Inc.*	653	57,693
American Eagle Outfitters, Inc.	2,568	57,497
Macy’s, Inc.	3,621	56,813
Signet Jewelers Ltd.	542	55,902
Academy Sports & Outdoors, Inc.	945	55,150
Nordstrom, Inc.	2,039	45,857
Urban Outfitters, Inc.*	1,162	44,516
Kohl’s Corp.	2,034	42,917
Foot Locker, Inc.*	1,619	41,835
Advance Auto Parts, Inc.	1,044	40,706
Victoria’s Secret & Co.*	1,563	40,169
National Vision Holdings, Inc.*	2,314	25,246
Leslie’s, Inc.*	6,047	19,108
Total Retail		5,351,647

Internet - 26.9%
Amazon.com, Inc.*	3,928	731,904
PDD Holdings, Inc. ADR*	2,094	282,292
JD.com, Inc. ADR	4,950	198,000
Alibaba Group Holding Ltd. ADR	1,838	195,049
eBay, Inc.	2,339	152,292
MercadoLibre, Inc.*	74	151,845
Coupang, Inc.*	6,185	151,842
Chewy, Inc. — Class A*	2,847	83,389
Wayfair, Inc. — Class A*	1,406	78,989
Etsy, Inc.*	1,258	69,857
Beyond, Inc.*	1,728	17,418
Total Internet		2,112,877

Distribution & Wholesale - 2.5%
Pool Corp.	281	105,881
LKQ Corp.	2,171	86,666
Total Distribution & Wholesale		192,547

Software - 1.4%
Global-e Online Ltd*	2,760	106,094

Commercial Services - 0.8%
Valvoline, Inc.*	1,515	63,403

Total Common Stocks
(Cost $4,222,697)		7,826,568

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$36,325	36,325
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	30,003	30,003
Total Repurchase Agreements
(Cost $66,328)		66,328

Total Investments - 100.5%
(Cost $4,289,025)		$7,892,896
Other Assets & Liabilities, net - (0.5)%		(36,893)
Total Net Assets - 100.0%		$7,856,003

96 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,826,568	$—	$—	$7,826,568
Repurchase Agreements	—	66,328	—	66,328
Total Assets	$7,826,568	$66,328	$—	$7,892,896

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $4,222,697)	$7,826,568
Repurchase agreements, at value (cost $66,328)	66,328
Receivables:
Securities sold	2,308,670
Fund shares sold	9,290
Dividends	3,885
Interest	9
Total assets	10,214,750

Liabilities:
Payable for:
Fund shares redeemed	2,342,075
Management fees	5,937
Transfer agent fees	4,123
Portfolio accounting and administration fees	717
Distribution and service fees	277
Trustees’ fees*	82
Miscellaneous	5,536
Total liabilities	2,358,747
Net assets	$7,856,003

Net assets consist of:
Paid in capital	$6,479,136
Total distributable earnings (loss)	1,376,867
Net assets	$7,856,003

Investor Class:
Net assets	$6,563,370
Capital shares outstanding	122,170
Net asset value per share	$53.72

Class A:
Net assets	$873,905
Capital shares outstanding	17,539
Net asset value per share	$49.83
Maximum offering price per share (Net asset value divided by 95.25%)	$52.31

Class C:
Net assets	$73,134
Capital shares outstanding	1,759
Net asset value per share	$41.58

Class H:
Net assets	$345,594
Capital shares outstanding	7,129
Net asset value per share	$48.48

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $43)	$69,327
Interest	1,733
Income from securities lending, net	317
Total investment income	71,377

Expenses:
Management fees	47,691
Distribution and service fees:
Class A	1,043
Class C	357
Class H	434
Transfer agent fees	11,329
Portfolio accounting and administration fees	8,561
Registration fees	4,024
Professional fees	2,261
Custodian fees	723
Trustees’ fees*	495
Line of credit fees	19
Miscellaneous	3,988
Total expenses	80,925
Less:
Expenses reimbursed by Adviser	(2,803)
Net expenses	78,122
Net investment loss	(6,745)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(125,917)
Net realized loss	(125,917)
Net change in unrealized appreciation (depreciation) on:
Investments	417,939
Net change in unrealized appreciation (depreciation)	417,939
Net realized and unrealized gain	292,022
Net increase in net assets resulting from operations	$285,277

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

98 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,745)	$(9,976)
Net realized gain (loss) on investments	(125,917)	690,181
Net change in unrealized appreciation (depreciation) on investments	417,939	648,186
Net increase in net assets resulting from operations	285,277	1,328,391

Capital share transactions:
Proceeds from sale of shares
Investor Class	14,589,759	27,699,473
Class A	159,537	244,458
Class C	12,729	108,390
Class H	3,256	16,566
Cost of shares redeemed
Investor Class	(16,790,279)	(27,611,388)
Class A	(75,905)	(620,195)
Class C	(12,989)	(194,132)
Class H	(63,465)	(292,400)
Net decrease from capital share transactions	(2,177,357)	(649,228)
Net increase (decrease) in net assets	(1,892,080)	679,163

Net assets:
Beginning of period	9,748,083	9,068,920
End of period	$7,856,003	$9,748,083

Capital share activity:
Shares sold
Investor Class	289,657	622,418
Class A	3,475	6,259
Class C	324	3,140
Class H	72	425
Shares redeemed
Investor Class	(333,418)	(629,522)
Class A	(1,644)	(15,500)
Class C	(335)	(5,786)
Class H	(1,413)	(7,656)
Net decrease in shares	(43,282)	(26,222)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$51.43	$42.39	$46.75	$57.11	$28.62	$33.46
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.03)	(.08)	(.30)	(.25)	(.06)
Net gain (loss) on investments (realized and unrealized)	2.31	9.07	(4.28)	(5.31)	28.74	(4.78)
Total from investment operations	2.29	9.04	(4.36)	(5.61)	28.49	(4.84)
Less distributions from:
Net realized gains	—	—	—	(4.75)	—	—
Total distributions	—	—	—	(4.75)	—	—
Net asset value, end of period	$53.72	$51.43	$42.39	$46.75	$57.11	$28.62

Total Return	4.45%	21.33%	(9.33%)	(10.94%)	99.55%	(14.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,563	$8,533	$7,334	$7,998	$24,987	$3,316
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(0.08%)	(0.19%)	(0.53%)	(0.52%)	(0.17%)
Total expenses	1.41%	1.43%	1.40%	1.36%	1.43%	1.47%
Net expenses[c]	1.36%	1.40%	1.40%	1.36%	1.43%	1.47%
Portfolio turnover rate	135%	299%	371%	214%	270%	228%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$47.76	$39.46	$43.64	$53.75	$27.00	$31.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.11)	(.17)	(.42)	(.38)	(.13)
Net gain (loss) on investments (realized and unrealized)	2.16	8.41	(4.01)	(4.94)	27.13	(4.51)
Total from investment operations	2.07	8.30	(4.18)	(5.36)	26.75	(4.64)
Less distributions from:
Net realized gains	—	—	—	(4.75)	—	—
Total distributions	—	—	—	(4.75)	—	—
Net asset value, end of period	$49.83	$47.76	$39.46	$43.64	$53.75	$27.00

Total Return[d]	4.33%	21.03%	(9.58%)	(11.17%)	99.07%	(14.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$874	$750	$985	$1,917	$2,133	$456
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.27%)	(0.45%)	(0.79%)	(0.83%)	(0.42%)
Total expenses	1.67%	1.69%	1.65%	1.61%	1.67%	1.72%
Net expenses[c]	1.62%	1.65%	1.65%	1.61%	1.67%	1.72%
Portfolio turnover rate	135%	299%	371%	214%	270%	228%

100 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$40.01	$33.31	$37.12	$46.74	$23.67	$27.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.34)	(.39)	(.70)	(.62)	(.33)
Net gain (loss) on investments (realized and unrealized)	1.78	7.04	(3.42)	(4.17)	23.69	(3.95)
Total from investment operations	1.57	6.70	(3.81)	(4.87)	23.07	(4.28)
Less distributions from:
Net realized gains	—	—	—	(4.75)	—	—
Total distributions	—	—	—	(4.75)	—	—
Net asset value, end of period	$41.58	$40.01	$33.31	$37.12	$46.74	$23.67

Total Return[d]	3.92%	20.11%	(10.26%)	(11.84%)	97.47%	(15.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73	$71	$147	$196	$294	$230
Ratios to average net assets:
Net investment income (loss)	(1.09%)	(1.01%)	(1.18%)	(1.54%)	(1.65%)	(1.16%)
Total expenses	2.42%	2.43%	2.40%	2.36%	2.44%	2.48%
Net expenses[c]	2.37%	2.40%	2.40%	2.36%	2.44%	2.48%
Portfolio turnover rate	135%	299%	371%	214%	270%	228%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$46.47	$38.40	$42.47	$52.44	$26.35	$30.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.10)	(.18)	(.38)	(.39)	(.20)
Net gain (loss) on investments (realized and unrealized)	2.09	8.17	(3.89)	(4.84)	26.48	(4.32)
Total from investment operations	2.01	8.07	(4.07)	(5.22)	26.09	(4.52)
Less distributions from:
Net realized gains	—	—	—	(4.75)	—	—
Total distributions	—	—	—	(4.75)	—	—
Net asset value, end of period	$48.48	$46.47	$38.40	$42.47	$52.44	$26.35

Total Return	4.33%	21.02%	(9.58%)	(11.18%)	99.01%	(14.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$346	$394	$603	$673	$661	$345
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.26%)	(0.47%)	(0.73%)	(0.91%)	(0.64%)
Total expenses	1.67%	1.68%	1.65%	1.60%	1.69%	1.72%
Net expenses[c]	1.62%	1.65%	1.65%	1.60%	1.69%	1.72%
Portfolio turnover rate	135%	299%	371%	214%	270%	228%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

102 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Software - 30.2%
Microsoft Corp.	8,313	$3,577,084
Oracle Corp.	6,215	1,059,036
Salesforce, Inc.	3,761	1,029,423
Adobe, Inc.*	1,735	898,348
ServiceNow, Inc.*	949	848,776
Intuit, Inc.	1,288	799,848
Palantir Technologies, Inc. — Class A*	15,387	572,397
Synopsys, Inc.*	1,088	550,952
Cadence Design Systems, Inc.*	1,965	532,574
Autodesk, Inc.*	1,802	496,415
Workday, Inc. — Class A*	2,019	493,464
Roper Technologies, Inc.	871	484,659
NetEase, Inc. ADR	4,698	439,310
MicroStrategy, Inc. — Class A*	2,400	404,640
Atlassian Corp. — Class A*	2,515	399,407
AppLovin Corp. — Class A*	3,053	398,569
Datadog, Inc. — Class A*	3,349	385,336
Electronic Arts, Inc.	2,660	381,551
Snowflake, Inc. — Class A*	3,198	367,322
ANSYS, Inc.*	1,040	331,375
Monday.com Ltd.*	1,167	324,158
Cloudflare, Inc. — Class A*	3,954	319,839
Take-Two Interactive Software, Inc.*	2,068	317,872
ROBLOX Corp. — Class A*	6,977	308,802
PTC, Inc.*	1,602	289,417
Zoom Video Communications, Inc. — Class A*	4,087	285,027
HubSpot, Inc.*	526	279,622
MongoDB, Inc.*	973	263,051
Manhattan Associates, Inc.*	919	258,588
Dynatrace, Inc.*	4,710	251,844
Akamai Technologies, Inc.*	2,443	246,621
Nutanix, Inc. — Class A*	3,942	233,564
DocuSign, Inc.*	3,718	230,851
Twilio, Inc. — Class A*	3,083	201,073
Unity Software, Inc.*	8,023	181,480
Dropbox, Inc. — Class A*	6,995	177,883
Gitlab, Inc. — Class A*	3,198	164,825
Confluent, Inc. — Class A*	7,443	151,688
BILL Holdings, Inc.*	2,763	145,776
ZoomInfo Technologies, Inc. — Class A*	11,137	114,934
C3.ai, Inc. — Class A*,1	4,426	107,242
Five9, Inc.*	3,174	91,189
Total Software		19,395,832

Semiconductors - 28.0%
NVIDIA Corp.	27,636	3,356,116
Broadcom, Inc.	10,230	1,764,675
Advanced Micro Devices, Inc.*	6,469	1,061,434
Texas Instruments, Inc.	4,262	880,401
QUALCOMM, Inc.	5,169	878,988
Applied Materials, Inc.	4,238	856,288
Micron Technology, Inc.	7,183	744,949
Intel Corp.*	29,577	693,876
Analog Devices, Inc.	2,969	683,375
Lam Research Corp.	828	675,714
KLA Corp.	828	641,212
NXP Semiconductor N.V.	2,443	586,344
ASML Holding N.V. — Class G	653	544,112
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,053	530,215
Marvell Technology, Inc.	6,693	482,699
ARM Holdings plc ADR*	3,138	448,765
Microchip Technology, Inc.	5,230	419,917
STMicroelectronics N.V. — Class Y	12,999	386,460
ON Semiconductor Corp.*	4,970	360,872
Teradyne, Inc.	2,243	300,405
Monolithic Power Systems, Inc.	302	279,199
Entegris, Inc.	2,346	263,995
Skyworks Solutions, Inc.	2,503	247,221
Qorvo, Inc.*	1,880	194,204
Lattice Semiconductor Corp.*	3,519	186,753
Rambus, Inc.*	3,253	137,342
MKS Instruments, Inc.	1,203	130,778
GLOBALFOUNDRIES, Inc.*	2,890	116,323
Axcelis Technologies, Inc.*	689	72,242
Total Semiconductors		17,924,874

Computers - 17.7%
Apple, Inc.	16,088	3,748,504
International Business Machines Corp.	4,111	908,860
Dell Technologies, Inc. — Class C	4,686	555,478
Crowdstrike Holdings, Inc. — Class A*	1,917	537,661
Fortinet, Inc.*	5,683	440,717
Accenture plc — Class A	1,233	435,841
TE Connectivity plc	2,884	435,455
Cognizant Technology Solutions Corp. — Class A	5,048	389,605
Gartner, Inc.*	756	383,111
HP, Inc.	10,605	380,401
Check Point Software Technologies Ltd.*	1,929	371,930
Infosys Ltd. ADR[1]	16,004	356,409
Hewlett Packard Enterprise Co.	17,400	356,004
NetApp, Inc.	2,594	320,385
Seagate Technology Holdings plc	2,872	314,570
Western Digital Corp.*	4,595	313,792
Super Micro Computer, Inc.*	659	274,408
Pure Storage, Inc. — Class A*	4,976	249,994
Zscaler, Inc.*	1,445	247,008
Amdocs Ltd.	2,304	201,554
Lumentum Holdings, Inc.*	2,170	137,535
Total Computers		11,359,222

Internet - 14.8%
Alphabet, Inc. — Class A	17,509	2,903,868
Meta Platforms, Inc. — Class A	4,317	2,471,224
Palo Alto Networks, Inc.*	1,898	648,736
Baidu, Inc. ADR*	4,504	474,226
Shopify, Inc. — Class A*	5,719	458,321
Sea Ltd. ADR*	4,722	445,190
CDW Corp.	1,548	350,313

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
TECHNOLOGY FUND

	Shares	Value
Pinterest, Inc. — Class A*	9,371	$303,339
VeriSign, Inc.*	1,366	259,485
Gen Digital, Inc.	8,978	246,267
Snap, Inc. — Class A*	22,346	239,102
F5, Inc.*	1,046	230,329
Okta, Inc.*	2,956	219,749
Match Group, Inc.*	5,357	202,709
Total Internet		9,452,858

Telecommunications - 3.8%
Cisco Systems, Inc.	16,995	904,474
Arista Networks, Inc.*	1,626	624,091
Motorola Solutions, Inc.	1,209	543,603
Corning, Inc.	8,549	385,987
Total Telecommunications		2,458,155

Electronics - 2.5%
Amphenol Corp. — Class A	8,525	555,489
Keysight Technologies, Inc.*	2,134	339,157
Trimble, Inc.*	4,117	255,624
Jabil, Inc.	2,013	241,218
Flex Ltd.*	7,201	240,729
Total Electronics		1,632,217

Energy-Alternate Sources - 1.6%
SolarEdge Technologies, Inc.*	19,129	438,245
First Solar, Inc.*	1,288	321,279
Enphase Energy, Inc.*	2,195	248,079
Total Energy-Alternate Sources		1,007,603

Investment Companies - 0.5%
MARA Holdings, Inc.*,1	8,392	136,118
Cleanspark, Inc.*	10,145	94,754
Riot Platforms, Inc.*,1	12,449	92,372
Total Investment Companies		323,244

Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	732	271,074

Total Common Stocks
(Cost $32,381,483)		63,825,079

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$153,306	153,306
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	126,623	126,623
Total Repurchase Agreements
(Cost $279,929)		279,929

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	569,606	569,606
Total Securities Lending Collateral
(Cost $569,606)		569,606

Total Investments - 100.8%
(Cost $33,231,018)		$64,674,614
Other Assets & Liabilities, net - (0.8)%		(521,492)
Total Net Assets - 100.0%		$64,153,122

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

104 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$63,825,079	$—	$—	$63,825,079
Repurchase Agreements	—	279,929	—	279,929
Securities Lending Collateral	569,606	—	—	569,606
Total Assets	$64,394,685	$279,929	$—	$64,674,614

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $542,871 of securities loaned (cost $32,951,089)	$64,394,685
Repurchase agreements, at value (cost $279,929)	279,929
Receivables:
Securities sold	3,166,527
Fund shares sold	463,118
Dividends	20,385
Foreign tax reclaims	1,108
Securities lending income	87
Interest	38
Total assets	68,325,877

Liabilities:
Payable for:
Fund shares redeemed	3,482,271
Return of securities lending collateral	569,606
Management fees	42,590
Transfer agent fees	28,884
Portfolio accounting and administration fees	5,142
Distribution and service fees	3,953
Trustees’ fees*	587
Miscellaneous	39,722
Total liabilities	4,172,755
Net assets	$64,153,122

Net assets consist of:
Paid in capital	$34,385,780
Total distributable earnings (loss)	29,767,342
Net assets	$64,153,122

Investor Class:
Net assets	$51,179,111
Capital shares outstanding	251,045
Net asset value per share	$203.86

Class A:
Net assets	$9,107,457
Capital shares outstanding	49,539
Net asset value per share	$183.84
Maximum offering price per share (Net asset value divided by 95.25%)	$193.01

Class C:
Net assets	$2,842,599
Capital shares outstanding	18,579
Net asset value per share	$153.00

Class H:
Net assets	$1,023,955
Capital shares outstanding	5,724
Net asset value per share	$178.89

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $812)	$229,795
Interest	10,218
Income from securities lending, net	391
Total investment income	240,404

Expenses:
Management fees	290,306
Distribution and service fees:
Class A	11,230
Class C	14,450
Class H	2,465
Transfer agent fees	70,186
Portfolio accounting and administration fees	52,114
Registration fees	26,342
Professional fees	13,792
Custodian fees	4,386
Trustees’ fees*	3,479
Miscellaneous	23,702
Total expenses	512,452
Less:
Expenses reimbursed by Adviser	(17,062)
Net expenses	495,390
Net investment loss	(254,986)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	48,134
Net realized gain	48,134
Net change in unrealized appreciation (depreciation) on:
Investments	4,164,428
Net change in unrealized appreciation (depreciation)	4,164,428
Net realized and unrealized gain	4,212,562
Net increase in net assets resulting from operations	$3,957,576

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

106 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(254,986)	$(400,991)
Net realized gain on investments	48,134	4,495,145
Net change in unrealized appreciation (depreciation) on investments	4,164,428	11,784,979
Net increase in net assets resulting from operations	3,957,576	15,879,133

Distributions to shareholders:
Investor Class	—	(1,548,617)
Class A	—	(227,970)
Class C	—	(91,187)
Class H	—	(87,573)
Total distributions to shareholders	—	(1,955,347)

Capital share transactions:
Proceeds from sale of shares
Investor Class	47,792,239	120,416,346
Class A	1,462,899	2,572,213
Class C	331,717	747,840
Class H	2,808,069	4,472,665
Distributions reinvested
Investor Class	—	1,514,370
Class A	—	226,883
Class C	—	90,293
Class H	—	87,101
Cost of shares redeemed
Investor Class	(35,865,430)	(119,846,391)
Class A	(1,884,730)	(2,736,773)
Class C	(691,166)	(1,447,009)
Class H	(3,112,825)	(4,714,179)
Net increase from capital share transactions	10,840,773	1,383,359
Net increase in net assets	14,798,349	15,307,145

Net assets:
Beginning of period	49,354,773	34,047,628
End of period	$64,153,122	$49,354,773

Capital share activity:
Shares sold
Investor Class	247,187	767,301
Class A	8,282	18,121
Class C	2,247	6,073
Class H	16,536	31,365
Shares issued from reinvestment of distributions
Investor Class	—	9,148
Class A	—	1,517
Class C	—	721
Class H	—	598
Shares redeemed
Investor Class	(184,418)	(755,479)
Class A	(10,664)	(18,662)
Class C	(4,578)	(12,187)
Class H	(18,249)	(32,507)
Net increase in shares	56,343	16,009

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$191.70	$141.40	$168.83	$177.69	$100.21	$101.77
Income (loss) from investment operations:
Net investment income (loss)[b]	(.65)	(.97)	(.68)	(1.32)	(.96)	(.22)
Net gain (loss) on investments (realized and unrealized)	12.81	55.52	(20.64)	6.56	81.24	(.80)
Total from investment operations	12.16	54.55	(21.32)	5.24	80.28	(1.02)
Less distributions from:
Net realized gains	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Total distributions	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Net asset value, end of period	$203.86	$191.70	$141.40	$168.83	$177.69	$100.21

Total Return	6.34%	39.06%	(11.94%)	1.94%	80.31%	(1.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,179	$36,092	$23,656	$32,397	$35,562	$23,190
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.61%)	(0.50%)	(0.68%)	(0.65%)	(0.20%)
Total expenses	1.42%	1.44%	1.39%	1.36%	1.44%	1.47%
Net expenses[c]	1.37%	1.40%	1.39%	1.36%	1.44%	1.47%
Portfolio turnover rate	53%	211%	121%	175%	195%	165%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$173.09	$128.33	$154.37	$163.90	$92.79	$94.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.80)	(1.27)	(.93)	(1.68)	(1.24)	(.41)
Net gain (loss) on investments (realized and unrealized)	11.55	50.28	(19.00)	6.25	75.15	(.77)
Total from investment operations	10.75	49.01	(19.93)	4.57	73.91	(1.18)
Less distributions from:
Net realized gains	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Total distributions	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Net asset value, end of period	$183.84	$173.09	$128.33	$154.37	$163.90	$92.79

Total Return[d]	6.21%	38.72%	(12.16%)	1.69%	79.86%	(1.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,107	$8,987	$6,538	$8,305	$9,190	$5,321
Ratios to average net assets:
Net investment income (loss)	(0.92%)	(0.87%)	(0.75%)	(0.96%)	(0.90%)	(0.40%)
Total expenses	1.67%	1.68%	1.64%	1.61%	1.69%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.69%	1.73%
Portfolio turnover rate	53%	211%	121%	175%	195%	165%

108 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$144.59	$108.59	$132.87	$143.81	$82.23	$84.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.22)	(1.97)	(1.59)	(2.60)	(2.01)	(1.06)
Net gain (loss) on investments (realized and unrealized)	9.63	42.22	(16.58)	5.76	66.39	(.61)
Total from investment operations	8.41	40.25	(18.17)	3.16	64.38	(1.67)
Less distributions from:
Net realized gains	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Total distributions	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Net asset value, end of period	$153.00	$144.59	$108.59	$132.87	$143.81	$82.23

Total Return[d]	5.82%	37.69%	(12.82%)	0.92%	78.52%	(2.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,843	$3,023	$2,856	$4,194	$6,214	$3,796
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.62%)	(1.51%)	(1.70%)	(1.65%)	(1.17%)
Total expenses	2.42%	2.43%	2.39%	2.36%	2.44%	2.48%
Net expenses[c]	2.37%	2.40%	2.39%	2.36%	2.44%	2.48%
Portfolio turnover rate	53%	211%	121%	175%	195%	165%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$168.44	$124.98	$150.57	$160.17	$90.72	$92.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.80)	(1.26)	(.92)	(1.62)	(1.01)	(.47)
Net gain (loss) on investments (realized and unrealized)	11.25	48.97	(18.56)	6.12	73.26	(.67)
Total from investment operations	10.45	47.71	(19.48)	4.50	72.25	(1.14)
Less distributions from:
Net realized gains	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Total distributions	—	(4.25)	(6.11)	(14.10)	(2.80)	(.54)
Net asset value, end of period	$178.89	$168.44	$124.98	$150.57	$160.17	$90.72

Total Return	6.20%	38.72%	(12.17%)	1.68%	79.85%	(1.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,024	$1,253	$997	$1,355	$1,734	$3,435
Ratios to average net assets:
Net investment income (loss)	(0.93%)	(0.88%)	(0.76%)	(0.93%)	(0.83%)	(0.47%)
Total expenses	1.67%	1.69%	1.64%	1.60%	1.74%	1.72%
Net expenses[c]	1.62%	1.65%	1.64%	1.60%	1.74%	1.72%
Portfolio turnover rate	53%	211%	121%	175%	195%	165%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

110 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Telecommunications - 71.9%
Cisco Systems, Inc.	11,043	$587,708
Verizon Communications, Inc.	12,043	540,851
AT&T, Inc.	23,973	527,406
T-Mobile US, Inc.	2,020	416,847
Arista Networks, Inc.*	827	317,419
Motorola Solutions, Inc.	663	298,105
Juniper Networks, Inc.	4,695	183,011
Ciena Corp.*	2,601	160,196
Frontier Communications Parent, Inc.*	4,241	150,683
Lumen Technologies, Inc.*	20,247	143,754
AST SpaceMobile, Inc.*,1	5,129	134,123
Telefonaktiebolaget LM Ericsson ADR	17,326	131,331
BCE, Inc.	3,704	128,899
EchoStar Corp. — Class A*	5,190	128,816
Vodafone Group plc ADR	12,291	123,156
TELUS Corp.	7,262	121,856
Rogers Communications, Inc. — Class B	2,900	116,609
America Movil SAB de CV ADR	7,044	115,240
Nokia Oyj ADR[1]	24,645	107,699
Iridium Communications, Inc.	3,249	98,932
InterDigital, Inc.	626	88,660
Calix, Inc.*	2,059	79,869
Telephone & Data Systems, Inc.	3,230	75,097
Viavi Solutions, Inc.*	8,240	74,325
Extreme Networks, Inc.*	4,659	70,025
Harmonic, Inc.*	4,648	67,721
Infinera Corp.*,1	9,055	61,121
CommScope Holding Company, Inc.*	8,802	53,780
Viasat, Inc.*	4,117	49,157
Gogo, Inc.*	4,660	33,459
ADTRAN Holdings, Inc.*	5,473	32,455
Total Telecommunications		5,218,310

Media - 16.4%
Comcast Corp. — Class A	12,873	537,705
Charter Communications, Inc. — Class A*	818	265,098
Liberty Broadband Corp. — Class C*	2,373	183,409
Liberty Global Ltd. — Class C*	6,373	137,721
Liberty Latin America Ltd. — Class C*	6,570	62,349
Total Media		1,186,282

Internet - 5.9%
F5, Inc.*	858	188,932
Roku, Inc.*	2,210	164,998
Cogent Communications Holdings, Inc.	995	75,540
Total Internet		429,470

Computers - 2.5%
Lumentum Holdings, Inc.*	1,780	112,817
NetScout Systems, Inc.*	3,024	65,772
Total Computers		178,589

Software - 2.2%
Nice Ltd. ADR*	733	127,300
Digi International, Inc.*	1,157	31,852
Total Software		159,152

Electronics - 0.4%
Applied Optoelectronics, Inc.*	2,259	32,326

Total Common Stocks
(Cost $6,475,103)		7,204,129

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$13,519	13,519
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	11,166	11,166
Total Repurchase Agreements
(Cost $24,685)		24,685

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	223,330	223,330
Total Securities Lending Collateral
(Cost $223,330)		223,330

Total Investments - 102.7%
(Cost $6,723,118)		$7,452,144
Other Assets & Liabilities, net - (2.7)%		(199,364)
Total Net Assets - 100.0%		$7,252,780

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
TELECOMMUNICATIONS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,204,129	$—	$—	$7,204,129
Repurchase Agreements	—	24,685	—	24,685
Securities Lending Collateral	223,330	—	—	223,330
Total Assets	$7,427,459	$24,685	$—	$7,452,144

112 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $219,919 of securities loaned (cost $6,698,433)	$7,427,459
Repurchase agreements, at value (cost $24,685)	24,685
Receivables:
Fund shares sold	1,102,766
Dividends	5,046
Securities lending income	190
Total assets	8,560,146

Liabilities:
Payable for:
Fund shares redeemed	845,891
Securities purchased	229,894
Return of securities lending collateral	223,330
Management fees	4,181
Transfer agent fees	1,524
Portfolio accounting and administration fees	505
Distribution and service fees	61
Trustees’ fees*	28
Miscellaneous	1,952
Total liabilities	1,307,366
Net assets	$7,252,780

Net assets consist of:
Paid in capital	$9,540,008
Total distributable earnings (loss)	(2,287,228)
Net assets	$7,252,780

Investor Class:
Net assets	$6,964,466
Capital shares outstanding	136,727
Net asset value per share	$50.94

Class A:
Net assets	$109,776
Capital shares outstanding	2,403
Net asset value per share	$45.68
Maximum offering price per share (Net asset value divided by 95.25%)	$47.96

Class C:
Net assets	$12,062
Capital shares outstanding	315
Net asset value per share	$38.29

Class H:
Net assets	$166,476
Capital shares outstanding	3,749
Net asset value per share	$44.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,242)	$34,339
Interest	436
Income from securities lending, net	421
Total investment income	35,196

Expenses:
Management fees	12,730
Distribution and service fees:
Class A	137
Class C	104
Class H	155
Transfer agent fees	3,028
Portfolio accounting and administration fees	2,285
Professional fees	706
Custodian fees	189
Trustees’ fees*	120
Line of credit fees	26
Miscellaneous	2,170
Total expenses	21,650
Less:
Expenses reimbursed by Adviser	(748)
Net expenses	20,902
Net investment income	14,294

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,269)
Net realized loss	(12,269)
Net change in unrealized appreciation (depreciation) on:
Investments	482,438
Net change in unrealized appreciation (depreciation)	482,438
Net realized and unrealized gain	470,169
Net increase in net assets resulting from operations	$484,463

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,294	$34,191
Net realized loss on investments	(12,269)	(342,667)
Net change in unrealized appreciation (depreciation) on investments	482,438	(142,776)
Net increase (decrease) in net assets resulting from operations	484,463	(451,252)

Distributions to shareholders:
Investor Class	—	(26,701)
Class A	—	(2,067)
Class C	—	(525)
Class H	—	(1,690)
Total distributions to shareholders	—	(30,983)

Capital share transactions:
Proceeds from sale of shares
Investor Class	11,566,285	16,845,642
Class A	487,520	356,728
Class C	38,199	30,651
Class H	71,217	2,683
Distributions reinvested
Investor Class	—	26,583
Class A	—	2,067
Class C	—	525
Class H	—	1,690
Cost of shares redeemed
Investor Class	(8,842,790)	(20,759,144)
Class A	(499,767)	(501,197)
Class C	(53,574)	(37,327)
Class H	(23,472)	(17,010)
Net increase (decrease) from capital share transactions	2,743,618	(4,048,109)
Net increase (decrease) in net assets	3,228,081	(4,530,344)

Net assets:
Beginning of period	4,024,699	8,555,043
End of period	$7,252,780	$4,024,699

Capital share activity:
Shares sold
Investor Class	241,874	384,658
Class A	11,949	9,249
Class C	1,126	936
Class H	1,895	71
Shares issued from reinvestment of distributions
Investor Class	—	619
Class A	—	54
Class C	—	16
Class H	—	45
Shares redeemed
Investor Class	(192,164)	(480,325)
Class A	(12,235)	(13,018)
Class C	(1,576)	(1,155)
Class H	(633)	(460)
Net increase (decrease) in shares	50,236	(99,310)

114 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$43.66	$44.78	$53.37	$56.03	$43.19	$50.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.49	.11	.58	.66	.69
Net gain (loss) on investments (realized and unrealized)	7.06	(.92)	(8.10)	(3.00)	13.33	(5.91)
Total from investment operations	7.28	(.43)	(7.99)	(2.42)	13.99	(5.22)
Less distributions from:
Net investment income	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Total distributions	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Net asset value, end of period	$50.94	$43.66	$44.78	$53.37	$56.03	$43.19

Total Return	16.67%	(0.91%)	(14.87%)	(4.36%)	32.55%	(10.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,964	$3,799	$8,152	$997	$1,773	$2,984
Ratios to average net assets:
Net investment income (loss)	0.97%	1.13%	0.26%	1.02%	1.33%	1.38%
Total expenses	1.42%	1.42%	1.40%	1.36%	1.46%	1.48%
Net expenses[c]	1.37%	1.39%	1.40%	1.36%	1.46%	1.48%
Portfolio turnover rate	243%	466%	471%	551%	344%	561%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$39.20	$40.35	$48.30	$50.87	$39.40	$46.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.32	.22	.37	.41	.31
Net gain (loss) on investments (realized and unrealized)	6.31	(.78)	(7.57)	(2.70)	12.21	(5.18)
Total from investment operations	6.48	(.46)	(7.35)	(2.33)	12.62	(4.87)
Less distributions from:
Net investment income	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Total distributions	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Net asset value, end of period	$45.68	$39.20	$40.35	$48.30	$50.87	$39.40

Total Return[d]	16.53%	(1.08%)	(15.12%)	(4.59%)	32.20%	(10.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110	$105	$258	$368	$467	$446
Ratios to average net assets:
Net investment income (loss)	0.85%	0.82%	0.54%	0.71%	0.90%	0.69%
Total expenses	1.67%	1.69%	1.65%	1.61%	1.70%	1.73%
Net expenses[c]	1.62%	1.66%	1.65%	1.61%	1.70%	1.73%
Portfolio turnover rate	243%	466%	471%	551%	344%	561%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$32.95	$34.29	$41.46	$44.03	$34.47	$40.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	— [e]	(.08)	(.01)	.01	.04
Net gain (loss) on investments (realized and unrealized)	5.26	(.65)	(6.49)	(2.32)	10.70	(4.62)
Total from investment operations	5.34	(.65)	(6.57)	(2.33)	10.71	(4.58)
Less distributions from:
Net investment income	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Total distributions	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Net asset value, end of period	$38.29	$32.95	$34.29	$41.46	$44.03	$34.47

Total Return[d]	16.21%	(1.84%)	(15.76%)	(5.30%)	31.22%	(11.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12	$25	$33	$122	$188	$116
Ratios to average net assets:
Net investment income (loss)	0.49%	— [f]	(0.22%)	(0.02%)	0.03%	0.10%
Total expenses	2.41%	2.45%	2.39%	2.36%	2.43%	2.48%
Net expenses[c]	2.36%	2.42%	2.39%	2.36%	2.43%	2.48%
Portfolio turnover rate	243%	466%	471%	551%	344%	561%

116 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$38.11	$39.24	$47.00	$49.50	$38.36	$44.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.28	.22	.44	.28	.44
Net gain (loss) on investments (realized and unrealized)	6.14	(.72)	(7.38)	(2.70)	12.01	(5.20)
Total from investment operations	6.30	(.44)	(7.16)	(2.26)	12.29	(4.76)
Less distributions from:
Net investment income	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Total distributions	—	(.69)	(.60)	(.24)	(1.15)	(1.76)
Net asset value, end of period	$44.41	$38.11	$39.24	$47.00	$49.50	$38.36

Total Return	16.53%	(1.12%)	(15.14%)	(4.60%)	32.24%	(10.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166	$95	$111	$124	$245	$104
Ratios to average net assets:
Net investment income (loss)	0.79%	0.73%	0.55%	0.86%	0.61%	0.99%
Total expenses	1.68%	1.70%	1.65%	1.61%	1.68%	1.73%
Net expenses[c]	1.63%	1.67%	1.65%	1.61%	1.68%	1.73%
Portfolio turnover rate	243%	466%	471%	551%	344%	561%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than $0.01 per share.
[f]	Less than 0.01% or (0.01%).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Transportation - 37.2%
Union Pacific Corp.	1,585	$390,671
United Parcel Service, Inc. — Class B	2,630	358,574
CSX Corp.	7,713	266,330
FedEx Corp.	897	245,491
Norfolk Southern Corp.	957	237,815
Old Dominion Freight Line, Inc.	1,029	204,401
Expeditors International of Washington, Inc.	1,100	144,540
ZTO Express Cayman, Inc. ADR	5,299	131,256
J.B. Hunt Transport Services, Inc.	713	122,871
CH Robinson Worldwide, Inc.	1,092	120,524
Canadian Pacific Kansas City Ltd.	1,402	119,927
Canadian National Railway Co.	1,003	117,501
XPO, Inc.*	1,034	111,165
TFI International, Inc.	784	107,322
Knight-Swift Transportation Holdings, Inc.	1,785	96,301
Saia, Inc.*	210	91,825
Kirby Corp.*	704	86,191
Landstar System, Inc.	446	84,236
Hub Group, Inc. — Class A	1,192	54,176
ArcBest Corp.	481	52,164
Werner Enterprises, Inc.	1,297	50,051
Forward Air Corp.*	1,022	36,179
Total Transportation		3,229,511

Auto Manufacturers - 26.1%
Tesla, Inc.*	3,537	925,385
General Motors Co.	4,925	220,837
Ford Motor Co.	19,641	207,409
Li Auto, Inc. ADR*	6,497	166,648
NIO, Inc. ADR*,1	22,500	150,300
Ferrari N.V.	240	112,826
Toyota Motor Corp. ADR	630	112,499
Stellantis N.V.	8,005	112,470
Honda Motor Company Ltd. ADR	3,533	112,102
Rivian Automotive, Inc. — Class A*,1	7,902	88,661
Lucid Group, Inc.*,1	15,268	53,896
Total Auto Manufacturers		2,263,033

Auto Parts & Equipment - 12.1%
Mobileye Global, Inc. — Class A*,1	11,039	151,234
Aptiv plc*	1,830	131,778
Magna International, Inc.	2,897	118,893
Autoliv, Inc.	1,216	113,538
BorgWarner, Inc.	2,709	98,310
Gentex Corp.	2,855	84,765
Lear Corp.	749	81,753
Goodyear Tire & Rubber Co.*	6,130	54,251
Visteon Corp.*	550	52,382
Adient plc*	2,134	48,164
QuantumScape Corp.*,1	8,269	47,547
Fox Factory Holding Corp.*	1,082	44,903
Luminar Technologies, Inc.*,1	24,489	22,033
Total Auto Parts & Equipment		1,049,551

Airlines - 11.8%
Delta Air Lines, Inc.	3,824	194,221
United Airlines Holdings, Inc.*	2,597	148,185
Southwest Airlines Co.	4,595	136,150
Ryanair Holdings plc ADR	2,685	121,308
Copa Holdings S.A. — Class A	1,238	116,174
American Airlines Group, Inc.*	7,768	87,312
Alaska Air Group, Inc.*	1,789	80,881
SkyWest, Inc.*	717	60,959
JetBlue Airways Corp.*	7,156	46,943
Allegiant Travel Co. — Class A*	590	32,486
Total Airlines		1,024,619

Internet - 7.1%
Uber Technologies, Inc.*	5,500	413,380
Grab Holdings Ltd. — Class A*	33,961	129,052
Lyft, Inc. — Class A*	5,520	70,380
Total Internet		612,812

Commercial Services - 1.7%
GXO Logistics, Inc.*	1,566	81,541
Avis Budget Group, Inc.	496	43,445
Hertz Global Holdings, Inc.*	6,447	21,275
Total Commercial Services		146,261

Home Builders - 1.4%
Thor Industries, Inc.	731	80,330
Winnebago Industries, Inc.	723	42,013
Total Home Builders		122,343

Building Materials - 1.0%
Modine Manufacturing Co.*	633	84,056

Leisure Time - 0.8%
Harley-Davidson, Inc.	1,858	71,589

Retail - 0.6%
Patrick Industries, Inc.	340	48,406

Total Common Stocks
(Cost $4,880,088)		8,652,181

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$29,363	29,363
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	24,252	24,252
Total Repurchase Agreements
(Cost $53,615)		53,615

118 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
TRANSPORTATION FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	403,056	$403,056
Total Securities Lending Collateral
(Cost $403,056)		403,056

Total Investments - 105.0%
(Cost $5,336,759)		$9,108,852
Other Assets & Liabilities, net - (5.0)%		(437,087)
Total Net Assets - 100.0%		$8,671,765

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,652,181	$—	$—	$8,652,181
Repurchase Agreements	—	53,615	—	53,615
Securities Lending Collateral	403,056	—	—	403,056
Total Assets	$9,055,237	$53,615	$—	$9,108,852

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 119

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $381,436 of securities loaned (cost $5,283,144)	$9,055,237
Repurchase agreements, at value (cost $53,615)	53,615
Cash	502
Receivables:
Dividends	4,513
Securities lending income	318
Foreign tax reclaims	117
Interest	7
Total assets	9,114,309

Liabilities:
Payable for:
Return of securities lending collateral	403,056
Fund shares redeemed	22,877
Management fees	5,612
Transfer agent fees	3,937
Distribution and service fees	922
Portfolio accounting and administration fees	678
Trustees’ fees*	78
Miscellaneous	5,384
Total liabilities	442,544
Net assets	$8,671,765

Net assets consist of:
Paid in capital	$6,401,952
Total distributable earnings (loss)	2,269,813
Net assets	$8,671,765

Investor Class:
Net assets	$4,633,998
Capital shares outstanding	77,808
Net asset value per share	$59.56

Class A:
Net assets	$3,422,429
Capital shares outstanding	65,933
Net asset value per share	$51.91
Maximum offering price per share (Net asset value divided by 95.25%)	$54.50

Class C:
Net assets	$258,482
Capital shares outstanding	5,994
Net asset value per share	$43.12

Class H:
Net assets	$356,856
Capital shares outstanding	7,171
Net asset value per share	$49.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $3,236)	$79,007
Interest	1,328
Income from securities lending, net	6,264
Total investment income	86,599

Expenses:
Management fees	41,302
Distribution and service fees:
Class A	4,781
Class C	1,559
Class H	432
Transfer agent fees	10,022
Registration fees	6,362
Portfolio accounting and administration fees	7,414
Professional fees	2,031
Trustees’ fees*	667
Custodian fees	625
Line of credit fees	16
Miscellaneous	261
Total expenses	75,472
Less:
Expenses reimbursed by Adviser	(2,427)
Net expenses	73,045
Net investment income	13,554

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	849,165
Net realized gain	849,165
Net change in unrealized appreciation (depreciation) on:
Investments	(1,280,252)
Net change in unrealized appreciation (depreciation)	(1,280,252)
Net realized and unrealized loss	(431,087)
Net decrease in net assets resulting from operations	$(417,533)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

120 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,554	$41,418
Net realized gain (loss) on investments	849,165	(287,164)
Net change in unrealized appreciation (depreciation) on investments	(1,280,252)	586,127
Net increase (decrease) in net assets resulting from operations	(417,533)	340,381

Distributions to shareholders:
Investor Class	—	(12,384)
Class A	—	(8,129)
Class C	—	(1,000)
Class H	—	(725)
Total distributions to shareholders	—	(22,238)

Capital share transactions:
Proceeds from sale of shares
Investor Class	3,439,259	31,587,618
Class A	555,011	1,457,449
Class C	34,622	194,980
Class H	302	1,200,445
Distributions reinvested
Investor Class	—	12,097
Class A	—	8,065
Class C	—	930
Class H	—	703
Cost of shares redeemed
Investor Class	(4,965,045)	(32,364,144)
Class A	(1,491,169)	(2,285,805)
Class C	(236,818)	(748,914)
Class H	(9,345)	(1,373,938)
Net decrease from capital share transactions	(2,673,183)	(2,310,514)
Net decrease in net assets	(3,090,716)	(1,992,371)

Net assets:
Beginning of period	11,762,481	13,754,852
End of period	$8,671,765	$11,762,481

Capital share activity:
Shares sold
Investor Class	58,959	547,710
Class A	11,229	28,562
Class C	845	4,639
Class H	6	27,017
Shares issued from reinvestment of distributions
Investor Class	—	208
Class A	—	159
Class C	—	22
Class H	—	14
Shares redeemed
Investor Class	(86,314)	(575,081)
Class A	(30,153)	(45,165)
Class C	(5,721)	(16,906)
Class H	(197)	(30,498)
Net decrease in shares	(51,346)	(59,319)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 121

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$60.86	$55.68	$74.70	$84.28	$37.39	$50.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.21	.19	.04	(.20)	.30
Net gain (loss) on investments (realized and unrealized)	(1.42)	5.06	(14.50)	.07	47.09	(11.07)
Total from investment operations	(1.30)	5.27	(14.31)	.11	46.89	(10.77)
Less distributions from:
Net investment income	—	(.09)	—	—	—	(.15)
Net realized gains	—	—	(4.71)	(9.69)	—	(1.77)
Total distributions	—	(.09)	(4.71)	(9.69)	—	(1.92)
Net asset value, end of period	$59.56	$60.86	$55.68	$74.70	$84.28	$37.39

Total Return	(2.14%)	9.49%	(18.40%)	(0.71%)	125.41%	(22.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,634	$6,400	$7,367	$10,814	$65,281	$3,283
Ratios to average net assets:
Net investment income (loss)	0.42%	0.36%	0.32%	0.05%	(0.29%)	0.58%
Total expenses	1.41%	1.43%	1.39%	1.35%	1.41%	1.48%
Net expenses[c]	1.36%	1.40%	1.39%	1.35%	1.41%	1.48%
Portfolio turnover rate	34%	207%	185%	162%	205%	483%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$53.11	$48.72	$66.33	$76.03	$33.82	$45.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.10	.03	(.04)	(.34)	.17
Net gain (loss) on investments (realized and unrealized)	(1.24)	4.38	(12.93)	.03	42.55	(10.01)
Total from investment operations	(1.20)	4.48	(12.90)	(.01)	42.21	(9.84)
Less distributions from:
Net investment income	—	(.09)	—	—	—	(.15)
Net realized gains	—	—	(4.71)	(9.69)	—	(1.77)
Total distributions	—	(.09)	(4.71)	(9.69)	—	(1.92)
Net asset value, end of period	$51.91	$53.11	$48.72	$66.33	$76.03	$33.82

Total Return[d]	(2.26%)	9.23%	(18.60%)	(0.95%)	124.81%	(22.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,422	$4,506	$4,935	$7,123	$7,785	$1,757
Ratios to average net assets:
Net investment income (loss)	0.16%	0.20%	0.07%	(0.05%)	(0.59%)	0.37%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.68%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.68%	1.73%
Portfolio turnover rate	34%	207%	185%	162%	205%	483%

122 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$44.28	$40.94	$57.20	$67.28	$30.15	$41.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.17)	(.32)	(.52)	(.67)	(.18)
Net gain (loss) on investments (realized and unrealized)	(1.04)	3.60	(11.23)	.13	37.80	(8.89)
Total from investment operations	(1.16)	3.43	(11.55)	(.39)	37.13	(9.07)
Less distributions from:
Net investment income	—	(.09)	—	—	—	(.15)
Net realized gains	—	—	(4.71)	(9.69)	—	(1.77)
Total distributions	—	(.09)	(4.71)	(9.69)	—	(1.92)
Net asset value, end of period	$43.12	$44.28	$40.94	$57.20	$67.28	$30.15

Total Return[d]	(2.62%)	8.39%	(19.21%)	(1.68%)	123.15%	(23.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$258	$481	$946	$1,772	$1,954	$632
Ratios to average net assets:
Net investment income (loss)	(0.56%)	(0.40%)	(0.70%)	(0.80%)	(1.33%)	(0.43%)
Total expenses	2.41%	2.43%	2.39%	2.36%	2.43%	2.48%
Net expenses[c]	2.36%	2.40%	2.39%	2.36%	2.43%	2.48%
Portfolio turnover rate	34%	207%	185%	162%	205%	483%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 123

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$50.92	$46.71	$63.86	$73.53	$32.70	$44.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.08	.03	(.25)	(.32)	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.19)	4.22	(12.47)	.27	41.15	(9.50)
Total from investment operations	(1.16)	4.30	(12.44)	.02	40.83	(9.52)
Less distributions from:
Net investment income	—	(.09)	—	—	—	(.15)
Net realized gains	—	—	(4.71)	(9.69)	—	(1.77)
Total distributions	—	(.09)	(4.71)	(9.69)	—	(1.92)
Net asset value, end of period	$49.76	$50.92	$46.71	$63.86	$73.53	$32.70

Total Return	(2.28%)	9.24%	(18.60%)	(0.94%)	124.86%	(22.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$357	$375	$506	$600	$1,169	$325
Ratios to average net assets:
Net investment income (loss)	0.14%	0.17%	0.07%	(0.35%)	(0.56%)	(0.03%)
Total expenses	1.67%	1.68%	1.64%	1.61%	1.68%	1.72%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.68%	1.72%
Portfolio turnover rate	34%	207%	185%	162%	205%	483%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

124 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Electric - 85.6%
NextEra Energy, Inc.	20,160	$1,704,125
Constellation Energy Corp.	5,208	1,354,184
Southern Co.	14,235	1,283,712
Duke Energy Corp.	10,427	1,202,233
Vistra Corp.	8,292	982,934
American Electric Power Company, Inc.	9,247	948,742
Sempra	11,326	947,193
Dominion Energy, Inc.	15,582	900,484
Public Service Enterprise Group, Inc.	9,936	886,391
PG&E Corp.	42,097	832,258
Exelon Corp.	20,355	825,395
Xcel Energy, Inc.	11,975	781,968
Consolidated Edison, Inc.	7,417	772,332
Edison International	8,623	750,977
WEC Energy Group, Inc.	7,431	714,714
Entergy Corp.	5,346	703,587
PPL Corp.	19,251	636,823
Eversource Energy	9,337	635,383
Ameren Corp.	7,256	634,610
FirstEnergy Corp.	14,297	634,072
DTE Energy Co.	4,909	630,365
CMS Energy Corp.	8,357	590,255
NRG Energy, Inc.	6,423	585,135
CenterPoint Energy, Inc.	19,669	578,662
Alliant Energy Corp.	8,484	514,894
AES Corp.	25,060	502,704
Evergy, Inc.	7,843	486,344
Fortis, Inc.	10,021	455,354
Pinnacle West Capital Corp.	4,590	406,628
OGE Energy Corp.	9,077	372,339
Clearway Energy, Inc. — Class C	10,543	323,459
Portland General Electric Co.	5,985	286,682
Black Hills Corp.	4,392	268,439
Ormat Technologies, Inc.	3,225	248,131
Northwestern Energy Group, Inc.	4,197	240,152
Avista Corp.	5,818	225,447
Avangrid, Inc.	5,716	204,576
Otter Tail Corp.	2,559	200,011
Talen Energy Corp.*	955	170,219
Hawaiian Electric Industries, Inc.*	12,664	122,588
Total Electric		25,544,501

Gas - 9.1%
Atmos Energy Corp.	4,361	604,914
NiSource, Inc.	14,870	515,246
Brookfield Infrastructure Corp. — Class A	10,605	460,575
UGI Corp.	12,218	305,694
Southwest Gas Holdings, Inc.	3,771	278,149
New Jersey Resources Corp.	5,892	278,102
ONE Gas, Inc.	3,601	267,987
Total Gas		2,710,667

Water - 3.6%
American Water Works Company, Inc.	4,697	686,889
Essential Utilities, Inc.	10,371	400,010
Total Water		1,086,899

Energy-Alternate Sources - 1.2%
NextEra Energy Partners, LP	7,866	217,259
Sunnova Energy International, Inc.*,1	14,133	137,655
Total Energy-Alternate Sources		354,914

Total Common Stocks
(Cost $21,620,982)		29,696,981

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$92,078	92,078
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	76,053	76,053
Total Repurchase Agreements
(Cost $168,131)		168,131

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	14,674	14,674
Total Securities Lending Collateral
(Cost $14,674)		14,674

Total Investments - 100.1%
(Cost $21,803,787)		$29,879,786
Other Assets & Liabilities, net - (0.1)%		(36,976)
Total Net Assets - 100.0%		$29,842,810

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
UTILITIES FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,696,981	$—	$—	$29,696,981
Repurchase Agreements	—	168,131	—	168,131
Securities Lending Collateral	14,674	—	—	14,674
Total Assets	$29,711,655	$168,131	$—	$29,879,786

126 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $13,295 of securities loaned (cost $21,635,656)	$29,711,655
Repurchase agreements, at value (cost $168,131)	168,131
Receivables:
Securities sold	437,274
Dividends	37,969
Fund shares sold	19,713
Securities lending income	37
Interest	22
Total assets	30,374,801

Liabilities:
Payable for:
Fund shares redeemed	466,271
Management fees	19,165
Return of securities lending collateral	14,674
Transfer agent fees	11,419
Portfolio accounting and administration fees	2,314
Distribution and service fees	1,834
Trustees’ fees*	238
Miscellaneous	16,076
Total liabilities	531,991
Net assets	$29,842,810

Net assets consist of:
Paid in capital	$25,268,484
Total distributable earnings (loss)	4,574,326
Net assets	$29,842,810

Investor Class:
Net assets	$21,802,151
Capital shares outstanding	364,745
Net asset value per share	$59.77

Class A:
Net assets	$6,383,249
Capital shares outstanding	118,926
Net asset value per share	$53.67
Maximum offering price per share (Net asset value divided by 95.25%)	$56.35

Class C:
Net assets	$646,025
Capital shares outstanding	15,350
Net asset value per share	$42.09

Class H:
Net assets	$1,011,385
Capital shares outstanding	19,659
Net asset value per share	$51.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $2,305)	$417,642
Interest	2,858
Income from securities lending, net	403
Total investment income	420,903

Expenses:
Management fees	98,787
Distribution and service fees:
Class A	6,916
Class C	3,127
Class H	1,019
Transfer agent fees	24,079
Portfolio accounting and administration fees	17,733
Registration fees	5,321
Professional fees	4,404
Custodian fees	1,482
Trustees’ fees*	1,008
Line of credit fees	70
Miscellaneous	13,088
Total expenses	177,034
Less:
Expenses reimbursed by Adviser	(5,807)
Net expenses	171,227
Net investment income	249,676

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	208,463
Net realized gain	208,463
Net change in unrealized appreciation (depreciation) on:
Investments	4,577,802
Net change in unrealized appreciation (depreciation)	4,577,802
Net realized and unrealized gain	4,786,265
Net increase in net assets resulting from operations	$5,035,941

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 127

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$249,676	$303,851
Net realized gain on investments	208,463	602,047
Net change in unrealized appreciation (depreciation) on investments	4,577,802	(1,034,402)
Net increase (decrease) in net assets resulting from operations	5,035,941	(128,504)

Distributions to shareholders:
Investor Class	—	(335,092)
Class A	—	(172,630)
Class C	—	(34,955)
Class H	—	(28,809)
Total distributions to shareholders	—	(571,486)

Capital share transactions:
Proceeds from sale of shares
Investor Class	46,508,881	33,347,601
Class A	1,113,638	993,331
Class C	137,000	628,816
Class H	572,134	1,058,498
Distributions reinvested
Investor Class	—	331,250
Class A	—	171,729
Class C	—	33,611
Class H	—	27,589
Cost of shares redeemed
Investor Class	(36,487,309)	(36,872,854)
Class A	(891,396)	(1,754,754)
Class C	(278,700)	(1,138,951)
Class H	(381,478)	(2,083,156)
Net increase (decrease) from capital share transactions	10,292,770	(5,257,290)
Net increase (decrease) in net assets	15,328,711	(5,957,280)

Net assets:
Beginning of period	14,514,099	20,471,379
End of period	$29,842,810	$14,514,099

Capital share activity:
Shares sold
Investor Class	877,107	703,176
Class A	23,434	23,160
Class C	3,604	18,640
Class H	12,480	24,643
Shares issued from reinvestment of distributions
Investor Class	—	7,145
Class A	—	4,116
Class C	—	1,021
Class H	—	690
Shares redeemed
Investor Class	(678,261)	(774,299)
Class A	(18,570)	(40,855)
Class C	(7,542)	(33,733)
Class H	(8,363)	(48,639)
Net increase (decrease) in shares	203,889	(114,935)

128 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$49.12	$50.77	$54.36	$47.92	$41.80	$46.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.63	.91	.69	.77	.76	.74
Net gain (loss) on investments (realized and unrealized)	10.02	(1.07)	(3.86)	7.02	6.37	(4.72)
Total from investment operations	10.65	(.16)	(3.17)	7.79	7.13	(3.98)
Less distributions from:
Net investment income	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Total distributions	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Net asset value, end of period	$59.77	$49.12	$50.77	$54.36	$47.92	$41.80

Total Return	21.68%	(0.14%)	(5.84%)	16.53%	17.17%	(8.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,802	$8,148	$11,671	$52,202	$21,099	$34,073
Ratios to average net assets:
Net investment income (loss)	2.34%	1.90%	1.30%	1.55%	1.68%	1.53%
Total expenses	1.43%	1.43%	1.39%	1.36%	1.45%	1.48%
Net expenses[c]	1.38%	1.40%	1.39%	1.36%	1.45%	1.48%
Portfolio turnover rate	116%	163%	293%	175%	156%	169%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$44.16	$45.92	$49.34	$43.72	$38.30	$42.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.42	.76	.56	.57	.57	.57
Net gain (loss) on investments (realized and unrealized)	9.09	(1.03)	(3.56)	6.40	5.86	(4.32)
Total from investment operations	9.51	(.27)	(3.00)	6.97	6.43	(3.75)
Less distributions from:
Net investment income	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Total distributions	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Net asset value, end of period	$53.67	$44.16	$45.92	$49.34	$43.72	$38.30

Total Return[d]	21.54%	(0.40%)	(6.09%)	16.24%	16.91%	(8.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,383	$5,037	$5,862	$6,522	$5,399	$4,225
Ratios to average net assets:
Net investment income (loss)	1.77%	1.76%	1.18%	1.26%	1.39%	1.29%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.70%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.70%	1.73%
Portfolio turnover rate	116%	163%	293%	175%	156%	169%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 129

UTILITIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$34.76	$36.75	$39.87	$35.84	$31.80	$35.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.33	.16	.18	.21	.21
Net gain (loss) on investments (realized and unrealized)	7.14	(.83)	(2.86)	5.20	4.84	(3.59)
Total from investment operations	7.33	(.50)	(2.70)	5.38	5.05	(3.38)
Less distributions from:
Net investment income	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Total distributions	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Net asset value, end of period	$42.09	$34.76	$36.75	$39.87	$35.84	$31.80

Total Return[d]	21.09%	(1.13%)	(6.79%)	15.37%	16.02%	(9.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$646	$670	$1,226	$1,556	$2,646	$5,093
Ratios to average net assets:
Net investment income (loss)	1.03%	0.95%	0.43%	0.48%	0.61%	0.57%
Total expenses	2.42%	2.43%	2.39%	2.36%	2.45%	2.47%
Net expenses[c]	2.37%	2.40%	2.39%	2.36%	2.45%	2.47%
Portfolio turnover rate	116%	163%	293%	175%	156%	169%

130 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$42.33	$44.08	$47.38	$42.04	$36.86	$40.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	.67	.52	.63	.42	.50
Net gain (loss) on investments (realized and unrealized)	8.71	(.93)	(3.40)	6.06	5.77	(4.11)
Total from investment operations	9.12	(.26)	(2.88)	6.69	6.19	(3.61)
Less distributions from:
Net investment income	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Total distributions	—	(1.49)	(.42)	(1.35)	(1.01)	(.45)
Net asset value, end of period	$51.45	$42.33	$44.08	$47.38	$42.04	$36.86

Total Return	21.55%	(0.39%)	(6.09%)	16.23%	16.92%	(8.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,011	$658	$1,713	$2,148	$719	$2,427
Ratios to average net assets:
Net investment income (loss)	1.81%	1.61%	1.14%	1.45%	1.08%	1.18%
Total expenses	1.67%	1.68%	1.64%	1.61%	1.72%	1.73%
Net expenses[c]	1.62%	1.65%	1.64%	1.61%	1.72%	1.73%
Portfolio turnover rate	116%	163%	293%	175%	156%	169%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
DOW JONES INDUSTRIAL AVERAGE® FUND

	Shares	Value
COMMON STOCKS† - 86.6%

Financial - 20.0%
Goldman Sachs Group, Inc.	2,650	$1,312,041
Visa, Inc. — Class A	2,650	728,618
American Express Co.	2,650	718,680
Travelers Companies, Inc.	2,650	620,418
JPMorgan Chase & Co.	2,650	558,779
Total Financial		3,938,536

Consumer, Non-cyclical - 19.2%
UnitedHealth Group, Inc.	2,650	1,549,402
Amgen, Inc.	2,650	853,856
Procter & Gamble Co.	2,650	458,980
Johnson & Johnson	2,650	429,459
Merck & Company, Inc.	2,650	300,934
Coca-Cola Co.	2,650	190,429
Total Consumer, Non-cyclical		3,783,060

Technology - 15.9%
Microsoft Corp.	2,650	1,140,295
Salesforce, Inc.	2,650	725,331
Apple, Inc.	2,650	617,450
International Business Machines Corp.	2,650	585,862
Intel Corp.*	2,650	62,169
Total Technology		3,131,107

Industrial - 11.9%
Caterpillar, Inc.	2,650	1,036,468
Honeywell International, Inc.	2,650	547,781
Boeing Co.*	2,650	402,906
3M Co.	2,650	362,255
Total Industrial		2,349,410

Consumer, Cyclical - 11.8%
Home Depot, Inc.	2,650	1,073,780
McDonald’s Corp.	2,650	806,951
NIKE, Inc. — Class B	2,650	234,260
Walmart, Inc.	2,650	213,988
Total Consumer, Cyclical		2,328,979

Communications - 5.1%
Amazon.com, Inc.*	2,650	493,774
Walt Disney Co.	2,650	254,904
Cisco Systems, Inc.	2,650	141,033
Verizon Communications, Inc.	2,650	119,012
Total Communications		1,008,723

Energy - 2.0%
Chevron Corp.	2,650	390,266

Basic Materials - 0.7%
Dow, Inc.	2,650	144,770

Total Common Stocks
(Cost $11,320,020)		17,074,851

MUTUAL FUNDS† - 6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	680,422
Guggenheim Strategy Fund II1	24,698	612,519
Total Mutual Funds
(Cost $1,285,414)		1,292,941

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
4.85% due 12/12/24[2,3]	$100,000	99,106
4.63% due 10/10/24[3,4]	29,000	28,966
Total U.S. Treasury Bills
(Cost $127,992)		128,072

REPURCHASE AGREEMENTS††,5 - 6.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	719,962	719,962
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	594,655	594,655
Total Repurchase Agreements
(Cost $1,314,617)		1,314,617

Total Investments - 100.5%
(Cost $14,048,043)		$19,810,481
Other Assets & Liabilities, net - (0.5)%		(90,222)
Total Net Assets - 100.0%		$19,720,259

132 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
DOW JONES INDUSTRIAL AVERAGE® FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	1	Dec 2024	$213,260	$253

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	41	$1,714,790	$16,817
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	18	770,058	2,902
							$2,484,848	$19,719

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,074,851	$—	$—	$17,074,851
Mutual Funds	1,292,941	—	—	1,292,941
U.S. Treasury Bills	—	128,072	—	128,072
Repurchase Agreements	—	1,314,617	—	1,314,617
Equity Futures Contracts**	253	—	—	253
Equity Index Swap Agreements**	—	19,719	—	19,719
Total Assets	$18,368,045	$1,462,408	$—	$19,830,453

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
DOW JONES INDUSTRIAL AVERAGE® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$607,579	$—	$—	$—	$4,940	$612,519	24,698	$17,396
Guggenheim Ultra Short Duration Fund — Institutional Class	672,952	—	—	—	7,470	680,422	67,906	17,513
	$1,280,531	$—	$—	$—	$12,410	$1,292,941		$34,909

134 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $11,448,012)	$17,202,923
Investments in affiliated issuers, at value (cost $1,285,414)	1,292,941
Repurchase agreements, at value (cost $1,314,617)	1,314,617
Unrealized appreciation on OTC swap agreements	19,719
Receivables:
Dividends	11,007
Fund shares sold	4,765
Interest	177
Total assets	19,846,149

Liabilities:
Payable for:
Fund shares redeemed	72,977
Management fees	11,306
Licensing fees	11,113
Transfer agent fees	9,580
Distribution and service fees	5,214
Portfolio accounting and administration fees	1,566
Swap settlement	765
Trustees’ fees*	194
Variation margin on futures contracts	20
Miscellaneous	13,155
Total liabilities	125,890
Net assets	$19,720,259

Net assets consist of:
Paid in capital	$14,100,925
Total distributable earnings (loss)	5,619,334
Net assets	$19,720,259
Class A:
Net assets	$3,656,469
Capital shares outstanding	35,890
Net asset value per share	$101.88
Maximum offering price per share (Net asset value divided by 95.25%)	$106.96
Class C:
Net assets	$2,486,413
Capital shares outstanding	26,264
Net asset value per share	$94.67
Class H:
Net assets	$13,577,377
Capital shares outstanding	133,142
Net asset value per share	$101.98

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$184,017
Dividends from securities of affiliated issuers	34,909
Interest	54,213
Total investment income	273,139

Expenses:
Management fees	85,804
Distribution and service fees:
Class A	3,954
Class C	12,491
Class H	21,524
Transfer agent fees	23,558
Portfolio accounting and administration fees	17,455
Registration fees	10,328
Professional fees	3,265
Custodian fees	1,462
Trustees’ fees*	1,261
Miscellaneous	13,960
Total expenses	195,062
Less:
Expenses reimbursed by Adviser	(5,704)
Expenses waived by Adviser	(845)
Total waived/reimbursed expenses	(6,549)
Net expenses	188,513
Net investment income	84,626

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	777,623
Swap agreements	53,012
Futures contracts	(3,700)
Net realized gain	826,935
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	296,202
Investments in affiliated issuers	12,410
Swap agreements	(29,860)
Futures contracts	(45,967)
Net change in unrealized appreciation (depreciation)	232,785
Net realized and unrealized gain	1,059,720
Net increase in net assets resulting from operations	$1,144,346

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 135

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$84,626	$200,734
Net realized gain on investments	826,935	1,257,583
Net change in unrealized appreciation (depreciation) on investments	232,785	2,422,418
Net increase in net assets resulting from operations	1,144,346	3,880,735

Distributions to shareholders:
Class A	—	(21,691)
Class C	—	(22,672)
Class H	—	(125,457)
Total distributions to shareholders	—	(169,820)

Capital share transactions:
Proceeds from sale of shares
Class A	784,989	3,228,603
Class C	355,818	1,275,512
Class H	21,680,206	60,224,253
Distributions reinvested
Class A	—	21,667
Class C	—	21,421
Class H	—	125,178
Cost of shares redeemed
Class A	(1,430,030)	(3,459,658)
Class C	(788,164)	(1,846,636)
Class H	(28,699,414)	(61,937,128)
Net decrease from capital share transactions	(8,096,595)	(2,346,788)
Net increase (decrease) in net assets	(6,952,249)	1,364,127

Net assets:
Beginning of period	26,672,508	25,308,381
End of period	$19,720,259	$26,672,508

Capital share activity:
Shares sold
Class A	8,200	37,560
Class C	3,999	16,180
Class H	226,261	695,077
Shares issued from reinvestment of distributions
Class A	—	247
Class C	—	261
Class H	—	1,423
Shares redeemed
Class A	(15,294)	(41,584)
Class C	(8,843)	(23,085)
Class H	(299,801)	(722,979)
Net decrease in shares	(85,478)	(36,900)

136 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$95.64	$80.18	$86.09	$82.82	$57.33	$70.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.40	.79	.52	.05	.02	.47
Net gain (loss) on investments (realized and unrealized)	5.84	15.35	(3.90)[f]	4.32 [g]	29.21	(10.67)
Total from investment operations	6.24	16.14	(3.38)	4.37	29.23	(10.20)
Less distributions from:
Net investment income	—	(.59)	(.47)	—	(.06)	(.31)
Net realized gains	—	(.09)	(2.06)	(1.10)	(3.68)	(2.70)
Total distributions	—	(.68)	(2.53)	(1.10)	(3.74)	(3.01)
Net asset value, end of period	$101.88	$95.64	$80.18	$86.09	$82.82	$57.33

Total Return[c]	6.52%	20.22%	(3.90%)	5.23%	51.61%	(15.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,656	$4,111	$3,749	$4,632	$2,952	$2,652
Ratios to average net assets:
Net investment income (loss)	0.83%	0.93%	0.65%	0.05%	0.02%	0.65%
Total expenses[d]	1.63%	1.67%	1.57%	1.56%	1.69%	1.66%
Net expenses[e]	1.57%	1.63%	1.55%	1.55%	1.68%	1.64%
Portfolio turnover rate	14%	140%	414%	240%	110%	186%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$89.21	$75.39	$81.70	$79.25	$55.37	$68.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.14	(.03)	(.56)	(.49)	(.02)
Net gain (loss) on investments (realized and unrealized)	5.43	14.36	(3.75)[f]	4.11 [g]	28.11	(10.34)
Total from investment operations	5.46	14.50	(3.78)	3.55	27.62	(10.36)
Less distributions from:
Net investment income	—	(.59)	(.47)	—	(.06)	(.31)
Net realized gains	—	(.09)	(2.06)	(1.10)	(3.68)	(2.70)
Total distributions	—	(.68)	(2.53)	(1.10)	(3.74)	(3.01)
Net asset value, end of period	$94.67	$89.21	$75.39	$81.70	$79.25	$55.37

Total Return[c]	6.12%	19.32%	(4.61%)	4.43%	50.52%	(16.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,486	$2,775	$2,846	$3,001	$2,842	$1,637
Ratios to average net assets:
Net investment income (loss)	0.06%	0.17%	(0.04%)	(0.68%)	(0.70%)	(0.03%)
Total expenses[d]	2.37%	2.42%	2.32%	2.32%	2.44%	2.42%
Net expenses[e]	2.32%	2.38%	2.30%	2.31%	2.43%	2.40%
Portfolio turnover rate	14%	140%	414%	240%	110%	186%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 137

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$95.73	$80.26	$86.15	$82.88	$57.36	$70.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.79	.60	.17	.03	.51
Net gain (loss) on investments (realized and unrealized)	5.86	15.36	(3.96)[f]	4.20 [g]	29.23	(10.73)
Total from investment operations	6.25	16.15	(3.36)	4.37	29.26	(10.22)
Less distributions from:
Net investment income	—	(.59)	(.47)	—	(.06)	(.31)
Net realized gains	—	(.09)	(2.06)	(1.10)	(3.68)	(2.70)
Total distributions	—	(.68)	(2.53)	(1.10)	(3.74)	(3.01)
Net asset value, end of period	$101.98	$95.73	$80.26	$86.15	$82.88	$57.36

Total Return	6.53%	20.21%	(3.87%)	5.23%	51.64%	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,577	$19,786	$18,713	$23,009	$17,500	$24,331
Ratios to average net assets:
Net investment income (loss)	0.82%	0.93%	0.74%	0.19%	0.05%	0.70%
Total expenses[d]	1.62%	1.67%	1.57%	1.57%	1.70%	1.66%
Net expenses[e]	1.57%	1.63%	1.56%	1.55%	1.69%	1.64%
Portfolio turnover rate	14%	140%	414%	240%	110%	186%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

138 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
NOVA FUND

	Shares	Value
COMMON STOCKS† - 79.6%

Technology - 24.5%
Apple, Inc.	59,643	$13,896,819
Microsoft Corp.	29,160	12,547,548
NVIDIA Corp.	96,506	11,719,689
Broadcom, Inc.	18,261	3,150,023
Oracle Corp.	6,270	1,068,408
Advanced Micro Devices, Inc.*	6,349	1,041,744
Salesforce, Inc.	3,802	1,040,645
Adobe, Inc.*	1,739	900,420
Accenture plc — Class A	2,457	868,500
International Business Machines Corp.	3,613	798,762
QUALCOMM, Inc.	4,370	743,118
Texas Instruments, Inc.	3,582	739,934
ServiceNow, Inc.*	808	722,667
Intuit, Inc.	1,096	680,616
Applied Materials, Inc.	3,248	656,258
Micron Technology, Inc.	4,350	451,138
Analog Devices, Inc.	1,946	447,911
Lam Research Corp.	511	417,017
KLA Corp.	527	408,114
Fiserv, Inc.*	2,258	405,650
Intel Corp.*	16,741	392,744
Synopsys, Inc.*	601	304,340
Palantir Technologies, Inc. — Class A*	7,900	293,880
Cadence Design Systems, Inc.*	1,074	291,086
Crowdstrike Holdings, Inc. — Class A*	906	254,106
NXP Semiconductor N.V.	999	239,770
Roper Technologies, Inc.	420	233,705
Autodesk, Inc.*	844	232,505
Fortinet, Inc.*	2,490	193,100
Fair Isaac Corp.*	96	186,578
MSCI, Inc. — Class A	309	180,125
TE Connectivity plc	1,192	179,980
Fidelity National Information Services, Inc.	2,139	179,141
Monolithic Power Systems, Inc.	191	176,579
Microchip Technology, Inc.	2,105	169,010
Paychex, Inc.	1,257	168,677
Gartner, Inc.*	302	153,042
Cognizant Technology Solutions Corp. — Class A	1,945	150,115
HP, Inc.	3,838	137,669
Electronic Arts, Inc.	943	135,264
Dell Technologies, Inc. — Class C	1,129	133,832
ON Semiconductor Corp.*	1,680	121,985
ANSYS, Inc.*	343	109,290
Hewlett Packard Enterprise Co.	5,098	104,305
NetApp, Inc.	806	99,549
Broadridge Financial Solutions, Inc.	458	98,484
Take-Two Interactive Software, Inc.*	640	98,374
Tyler Technologies, Inc.*	167	97,481
Seagate Technology Holdings plc	823	90,143
Western Digital Corp.*	1,281	87,479
Leidos Holdings, Inc.	527	85,901
Teradyne, Inc.	640	85,715
PTC, Inc.*	471	85,091
Super Micro Computer, Inc.*	198	82,447
Zebra Technologies Corp. — Class A*	202	74,805
Skyworks Solutions, Inc.	627	61,929
Akamai Technologies, Inc.*	594	59,964
Jack Henry & Associates, Inc.	286	50,491
EPAM Systems, Inc.*	223	44,384
Qorvo, Inc.*	372	38,428
Dayforce, Inc.*	620	37,975
Paycom Software, Inc.	191	31,815
Amentum Holdings, Inc.*	491	15,835
Total Technology		58,752,099

Consumer, Non-cyclical - 13.8%
Eli Lilly & Co.	3,094	2,741,098
UnitedHealth Group, Inc.	3,623	2,118,296
Procter & Gamble Co.	9,236	1,599,675
Johnson & Johnson	9,443	1,530,333
AbbVie, Inc.	6,929	1,368,339
Merck & Company, Inc.	9,944	1,129,241
Coca-Cola Co.	15,216	1,093,422
Thermo Fisher Scientific, Inc.	1,499	927,236
PepsiCo, Inc.	5,389	916,399
Abbott Laboratories	6,825	778,118
Philip Morris International, Inc.	6,100	740,540
Danaher Corp.	2,522	701,167
Intuitive Surgical, Inc.*	1,392	683,848
Amgen, Inc.	2,108	679,219
S&P Global, Inc.	1,256	648,875
Pfizer, Inc.	22,231	643,365
Stryker Corp.	1,345	485,895
Boston Scientific Corp.*	5,778	484,196
Elevance Health, Inc.	909	472,680
Vertex Pharmaceuticals, Inc.*	1,012	470,661
Medtronic plc	5,032	453,031
Automatic Data Processing, Inc.	1,599	442,491
Regeneron Pharmaceuticals, Inc.*	416	437,316
Bristol-Myers Squibb Co.	7,953	411,488
Gilead Sciences, Inc.	4,884	409,474
Mondelez International, Inc. — Class A	5,240	386,031
Cigna Group	1,096	379,698
Zoetis, Inc.	1,777	347,190
Altria Group, Inc.	6,693	341,611
Colgate-Palmolive Co.	3,205	332,711
PayPal Holdings, Inc.*	4,011	312,978
CVS Health Corp.	4,935	310,313
HCA Healthcare, Inc.	729	296,287
Moody’s Corp.	614	291,398
Cintas Corp.	1,343	276,497
Becton Dickinson & Co.	1,134	273,407
McKesson Corp.	509	251,660
United Rentals, Inc.	261	211,339
Kimberly-Clark Corp.	1,321	187,952
Kenvue, Inc.	7,513	173,776
Quanta Services, Inc.	578	172,331
Agilent Technologies, Inc.	1,144	169,861
GE HealthCare Technologies, Inc.	1,792	168,179
IDEXX Laboratories, Inc.*	322	162,681

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NOVA FUND

	Shares	Value
General Mills, Inc.	2,184	$161,288
IQVIA Holdings, Inc.*	679	160,903
Corteva, Inc.	2,715	159,615
Constellation Brands, Inc. — Class A	614	158,222
Edwards Lifesciences Corp.*	2,363	155,934
Keurig Dr Pepper, Inc.	4,149	155,504
Centene Corp.*	2,064	155,378
Cencora, Inc. — Class A	684	153,955
Sysco Corp.	1,929	150,578
Verisk Analytics, Inc. — Class A	558	149,522
Humana, Inc.	472	149,501
Kroger Co.	2,605	149,266
Monster Beverage Corp.*	2,766	144,302
Equifax, Inc.	485	142,522
ResMed, Inc.	576	140,613
Kraft Heinz Co.	3,463	121,586
Archer-Daniels-Midland Co.	1,876	112,072
Hershey Co.	579	111,041
Biogen, Inc.*	571	110,683
Cardinal Health, Inc.	956	105,657
Dexcom, Inc.*	1,571	105,320
Global Payments, Inc.	998	102,215
Church & Dwight Company, Inc.	960	100,531
STERIS plc	386	93,620
Estee Lauder Companies, Inc. — Class A	914	91,117
Moderna, Inc.*	1,327	88,683
Zimmer Biomet Holdings, Inc.	799	86,252
Cooper Companies, Inc.*	781	86,176
West Pharmaceutical Services, Inc.	284	85,246
Corpay, Inc.*	272	85,071
Kellanova	1,052	84,907
Waters Corp.*	233	83,854
McCormick & Company, Inc.	988	81,312
Molina Healthcare, Inc.*	230	79,249
Clorox Co.	486	79,174
Baxter International, Inc.	2,002	76,016
Hologic, Inc.*	911	74,210
Labcorp Holdings, Inc.	329	73,525
Avery Dennison Corp.	316	69,760
Align Technology, Inc.*	274	69,684
Quest Diagnostics, Inc.	436	67,689
Tyson Foods, Inc. — Class A	1,121	66,767
Insulet Corp.*	275	64,006
Revvity, Inc.	484	61,831
Conagra Brands, Inc.	1,879	61,105
Rollins, Inc.	1,102	55,739
Viatris, Inc.	4,682	54,358
Bunge Global S.A.	556	53,732
Universal Health Services, Inc. — Class B	233	53,359
J M Smucker Co.	418	50,620
Bio-Techne Corp.	618	49,397
Teleflex, Inc.	185	45,754
Catalent, Inc.*	710	43,005
Incyte Corp.*	627	41,445
Charles River Laboratories International, Inc.*	203	39,985
Molson Coors Beverage Co. — Class B	689	39,631
MarketAxess Holdings, Inc.	148	37,918
Campbell Soup Co.	773	37,815
Solventum Corp.*	541	37,719
Lamb Weston Holdings, Inc.	562	36,384
Henry Schein, Inc.*	497	36,231
Hormel Foods Corp.	1,140	36,138
Brown-Forman Corp. — Class B	718	35,326
DaVita, Inc.*	180	29,507
Total Consumer, Non-cyclical		33,091,828

Communications - 11.5%
Amazon.com, Inc.*	36,644	6,827,876
Meta Platforms, Inc. — Class A	8,570	4,905,811
Alphabet, Inc. — Class A	22,986	3,812,228
Alphabet, Inc. — Class C	18,842	3,150,194
Netflix, Inc.*	1,684	1,194,411
Cisco Systems, Inc.	15,804	841,089
Verizon Communications, Inc.	16,514	741,644
Walt Disney Co.	7,114	684,296
Comcast Corp. — Class A	15,155	633,024
Uber Technologies, Inc.*	8,242	619,469
AT&T, Inc.	28,129	618,838
Booking Holdings, Inc.	131	551,788
Palo Alto Networks, Inc.*	1,270	434,086
T-Mobile US, Inc.	1,922	396,624
Arista Networks, Inc.*	1,011	388,042
Motorola Solutions, Inc.	654	294,058
Airbnb, Inc. — Class A*	1,726	218,874
Corning, Inc.	3,021	136,398
eBay, Inc.	1,918	124,881
Charter Communications, Inc. — Class A*	381	123,475
CDW Corp.	524	118,581
GoDaddy, Inc. — Class A*	553	86,699
Omnicom Group, Inc.	767	79,300
Expedia Group, Inc.*	489	72,382
Warner Bros Discovery, Inc.*	8,752	72,204
FactSet Research Systems, Inc.	149	68,518
VeriSign, Inc.*	329	62,497
Gen Digital, Inc.	2,125	58,289
F5, Inc.*	229	50,426
Juniper Networks, Inc.	1,291	50,323
Interpublic Group of Companies, Inc.	1,473	46,591
News Corp. — Class A	1,484	39,519
Match Group, Inc.*	1,012	38,294
Fox Corp. — Class A	880	37,250
Paramount Global — Class B1	2,333	24,776
Fox Corp. — Class B	518	20,098
News Corp. — Class B	440	12,298
Total Communications		27,635,151

Financial - 11.2%
Berkshire Hathaway, Inc. — Class B*	7,185	3,306,968
JPMorgan Chase & Co.	11,160	2,353,198
Visa, Inc. — Class A	6,553	1,801,747
Mastercard, Inc. — Class A	3,237	1,598,431
Bank of America Corp.	26,483	1,050,845

140 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NOVA FUND

	Shares	Value
Wells Fargo & Co.	13,351	$754,198
Goldman Sachs Group, Inc.	1,238	612,946
American Express Co.	2,203	597,454
Progressive Corp.	2,298	583,141
BlackRock, Inc. — Class A	546	518,432
Morgan Stanley	4,887	509,421
Citigroup, Inc.	7,484	468,498
Prologis, Inc. REIT	3,631	458,523
Blackstone, Inc. — Class A	2,825	432,592
Marsh & McLennan Companies, Inc.	1,929	430,341
American Tower Corp. — Class A REIT	1,832	426,050
Chubb Ltd.	1,473	424,798
Charles Schwab Corp.	5,861	379,851
Intercontinental Exchange, Inc.	2,252	361,761
KKR & Company, Inc. — Class A	2,645	345,384
Equinix, Inc. REIT	372	330,198
CME Group, Inc. — Class A	1,412	311,558
Aon plc — Class A	852	294,783
Welltower, Inc. REIT	2,270	290,628
PNC Financial Services Group, Inc.	1,559	288,181
U.S. Bancorp	6,121	279,913
Arthur J Gallagher & Co.	859	241,697
Public Storage REIT	618	224,872
Truist Financial Corp.	5,253	224,671
Capital One Financial Corp.	1,498	224,296
Aflac, Inc.	1,977	221,029
Realty Income Corp. REIT	3,417	216,706
Travelers Companies, Inc.	894	209,303
Bank of New York Mellon Corp.	2,895	208,035
Simon Property Group, Inc. REIT	1,202	203,162
Crown Castle, Inc. REIT	1,705	202,264
Allstate Corp.	1,035	196,288
Digital Realty Trust, Inc. REIT	1,207	195,329
MetLife, Inc.	2,308	190,364
American International Group, Inc.	2,526	184,979
Ameriprise Financial, Inc.	385	180,877
Prudential Financial, Inc.	1,401	169,661
Arch Capital Group Ltd.*	1,469	164,352
Extra Space Storage, Inc. REIT	831	149,738
CBRE Group, Inc. — Class A*	1,182	147,135
Discover Financial Services	985	138,186
VICI Properties, Inc. REIT	4,107	136,804
Iron Mountain, Inc. REIT	1,151	136,773
Hartford Financial Services Group, Inc.	1,149	135,134
AvalonBay Communities, Inc. REIT	557	125,464
CoStar Group, Inc.*	1,608	121,308
Nasdaq, Inc.	1,624	118,568
Willis Towers Watson plc	398	117,223
M&T Bank Corp.	655	116,669
Fifth Third Bancorp	2,655	113,740
Ventas, Inc. REIT	1,620	103,891
State Street Corp.	1,172	103,687
SBA Communications Corp. REIT	422	101,575
Equity Residential REIT	1,338	99,627
Weyerhaeuser Co. REIT	2,853	96,603
Brown & Brown, Inc.	929	96,244
T. Rowe Price Group, Inc.	873	95,096
Raymond James Financial, Inc.	727	89,028
Cboe Global Markets, Inc.	410	83,997
Huntington Bancshares, Inc.	5,698	83,760
Regions Financial Corp.	3,590	83,755
Cincinnati Financial Corp.	612	83,305
Invitation Homes, Inc. REIT	2,235	78,806
Synchrony Financial	1,550	77,314
Essex Property Trust, Inc. REIT	252	74,446
Mid-America Apartment Communities, Inc. REIT	458	72,776
Alexandria Real Estate Equities, Inc. REIT	610	72,438
Citizens Financial Group, Inc.	1,759	72,242
Principal Financial Group, Inc.	836	71,812
Northern Trust Corp.	790	71,124
W R Berkley Corp.	1,179	66,885
Everest Group Ltd.	169	66,219
Healthpeak Properties, Inc. REIT	2,760	63,121
Kimco Realty Corp. REIT	2,644	61,394
KeyCorp	3,641	60,987
Loews Corp.	715	56,521
UDR, Inc. REIT	1,177	53,365
Erie Indemnity Co. — Class A	98	52,902
Camden Property Trust REIT	418	51,636
Host Hotels & Resorts, Inc. REIT	2,756	48,506
Regency Centers Corp. REIT	640	46,227
BXP, Inc. REIT	570	45,862
Assurant, Inc.	203	40,369
Globe Life, Inc.	352	37,280
Federal Realty Investment Trust REIT	295	33,916
Invesco Ltd.	1,765	30,993
Franklin Resources, Inc.	1,210	24,382
Total Financial		26,776,558

Consumer, Cyclical - 6.6%
Tesla, Inc.*	10,884	2,847,581
Home Depot, Inc.	3,890	1,576,228
Costco Wholesale Corp.	1,739	1,541,658
Walmart, Inc.	17,039	1,375,899
McDonald’s Corp.	2,814	856,891
Lowe’s Companies, Inc.	2,234	605,079
TJX Companies, Inc.	4,433	521,055
Starbucks Corp.	4,445	433,343
NIKE, Inc. — Class B	4,714	416,718
Chipotle Mexican Grill, Inc. — Class A*	5,372	309,535
Target Corp.	1,815	282,886
O’Reilly Automotive, Inc.*	227	261,413
Marriott International, Inc. — Class A	916	227,718
Hilton Worldwide Holdings, Inc.	966	222,663
DR Horton, Inc.	1,151	219,576
AutoZone, Inc.*	67	211,053
PACCAR, Inc.	2,057	202,985
General Motors Co.	4,409	197,699
Ross Stores, Inc.	1,308	196,867
Copart, Inc.*	3,435	179,994
WW Grainger, Inc.	173	179,714
Lennar Corp. — Class A	948	177,731

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NOVA FUND

	Shares	Value
Cummins, Inc.	538	$174,199
Royal Caribbean Cruises Ltd.	929	164,768
Ford Motor Co.	15,316	161,737
Fastenal Co.	2,247	160,481
Yum! Brands, Inc.	1,103	154,100
Delta Air Lines, Inc.	2,514	127,686
Tractor Supply Co.	423	123,063
Lululemon Athletica, Inc.*	451	122,379
NVR, Inc.*	12	117,742
PulteGroup, Inc.	814	116,833
Deckers Outdoor Corp.*	597	95,192
Best Buy Company, Inc.	769	79,438
Genuine Parts Co.	547	76,405
Darden Restaurants, Inc.	465	76,321
Aptiv plc*	1,042	75,035
United Airlines Holdings, Inc.*	1,290	73,608
Carnival Corp.*	3,963	73,236
Dollar General Corp.	863	72,984
Ulta Beauty, Inc.*	187	72,765
Las Vegas Sands Corp.	1,386	69,771
Southwest Airlines Co.	2,351	69,660
Live Nation Entertainment, Inc.*	614	67,227
Domino’s Pizza, Inc.	137	58,929
Pool Corp.	150	56,520
Dollar Tree, Inc.*	792	55,693
CarMax, Inc.*	612	47,357
Tapestry, Inc.	903	42,423
LKQ Corp.	1,033	41,237
Hasbro, Inc.	514	37,172
MGM Resorts International*	906	35,415
Caesars Entertainment, Inc.*	848	35,395
Norwegian Cruise Line Holdings Ltd.*	1,724	35,359
Wynn Resorts Ltd.	367	35,188
BorgWarner, Inc.	894	32,443
Ralph Lauren Corp. — Class A	157	30,437
Walgreens Boots Alliance, Inc.	2,811	25,187
Total Consumer, Cyclical		15,937,671

Industrial - 5.9%
General Electric Co.	4,254	802,219
Caterpillar, Inc.	1,902	743,910
RTX Corp.	5,218	632,213
Union Pacific Corp.	2,390	589,087
Honeywell International, Inc.	2,554	527,937
Eaton Corporation plc	1,561	517,378
Lockheed Martin Corp.	832	486,354
Deere & Co.	1,005	419,417
United Parcel Service, Inc. — Class B	2,874	391,841
Boeing Co.*	2,297	349,236
Trane Technologies plc	885	344,026
Parker-Hannifin Corp.	504	318,437
TransDigm Group, Inc.	220	313,969
Amphenol Corp. — Class A	4,723	307,751
General Dynamics Corp.	1,011	305,524
Waste Management, Inc.	1,433	297,491
3M Co.	2,155	294,589
Northrop Grumman Corp.	539	284,630
Illinois Tool Works, Inc.	1,059	277,532
GE Vernova, Inc.*	1,078	274,869
Carrier Global Corp.	3,294	265,134
CSX Corp.	7,605	262,601
Emerson Electric Co.	2,246	245,645
FedEx Corp.	884	241,933
Norfolk Southern Corp.	886	220,171
Johnson Controls International plc	2,621	203,416
L3Harris Technologies, Inc.	744	176,975
Otis Worldwide Corp.	1,571	163,290
Republic Services, Inc. — Class A	800	160,672
Howmet Aerospace, Inc.	1,601	160,500
AMETEK, Inc.	908	155,913
Ingersoll Rand, Inc.	1,582	155,289
Old Dominion Freight Line, Inc.	739	146,795
Vulcan Materials Co.	518	129,723
Martin Marietta Materials, Inc.	240	129,180
Xylem, Inc.	953	128,683
Westinghouse Air Brake Technologies Corp.	687	124,876
Mettler-Toledo International, Inc.*	83	124,475
Rockwell Automation, Inc.	445	119,465
Axon Enterprise, Inc.*	282	112,687
Keysight Technologies, Inc.*	685	108,867
Fortive Corp.	1,374	108,450
Veralto Corp.	969	108,392
Garmin Ltd.	603	106,146
Dover Corp.	539	103,348
Smurfit WestRock plc	1,936	95,677
Hubbell, Inc.	210	89,953
Builders FirstSource, Inc.*	457	88,594
Ball Corp.	1,191	80,881
Teledyne Technologies, Inc.*	182	79,654
Packaging Corporation of America	350	75,390
Expeditors International of Washington, Inc.	554	72,796
Masco Corp.	856	71,853
Stanley Black & Decker, Inc.	604	66,519
Textron, Inc.	734	65,018
Jacobs Solutions, Inc.	491	64,272
Amcor plc	5,670	64,241
IDEX Corp.	297	63,706
Pentair plc	649	63,466
Snap-on, Inc.	206	59,680
Trimble, Inc.*	958	59,482
Nordson Corp.	213	55,940
J.B. Hunt Transport Services, Inc.	316	54,456
Jabil, Inc.	444	53,205
CH Robinson Worldwide, Inc.	460	50,770
Allegion plc	342	49,843
A O Smith Corp.	471	42,310
Huntington Ingalls Industries, Inc.	154	40,715
Generac Holdings, Inc.*	236	37,495
Mohawk Industries, Inc.*	205	32,939
Total Industrial		14,019,891

142 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NOVA FUND

	Shares	Value
Energy - 2.7%
Exxon Mobil Corp.	17,430	$2,043,144
Chevron Corp.	6,673	982,733
ConocoPhillips	4,555	479,550
EOG Resources, Inc.	2,231	274,257
Schlumberger N.V.	5,571	233,703
Williams Companies, Inc.	4,782	218,298
Phillips 66	1,642	215,841
Marathon Petroleum Corp.	1,313	213,901
ONEOK, Inc.	2,291	208,779
Valero Energy Corp.	1,257	169,733
Kinder Morgan, Inc.	7,574	167,310
Hess Corp.	1,084	147,207
Baker Hughes Co.	3,897	140,877
Occidental Petroleum Corp.	2,642	136,169
Targa Resources Corp.	859	127,140
Diamondback Energy, Inc.	709	122,231
First Solar, Inc.*	420	104,765
Halliburton Co.	3,463	100,600
Devon Energy Corp.	2,457	96,118
Equities Corp.	2,331	85,408
Coterra Energy, Inc. — Class A	2,900	69,455
Enphase Energy, Inc.*	531	60,014
Marathon Oil Corp.	2,194	58,426
APA Corp.	1,450	35,467
Total Energy		6,491,126

Utilities - 2.0%
NextEra Energy, Inc.	8,059	681,227
Southern Co.	4,289	386,782
Duke Energy Corp.	3,028	349,128
Constellation Energy Corp.	1,227	319,045
American Electric Power Company, Inc.	2,087	214,126
Sempra	2,484	207,737
Dominion Energy, Inc.	3,291	190,187
Public Service Enterprise Group, Inc.	1,954	174,316
PG&E Corp.	8,386	165,791
Vistra Corp.	1,347	159,673
Exelon Corp.	3,923	159,078
Xcel Energy, Inc.	2,187	142,811
Consolidated Edison, Inc.	1,357	141,305
Edison International	1,515	131,941
WEC Energy Group, Inc.	1,240	119,263
American Water Works Company, Inc.	764	111,727
Entergy Corp.	838	110,289
DTE Energy Co.	812	104,269
PPL Corp.	2,894	95,734
Eversource Energy	1,402	95,406
Ameren Corp.	1,047	91,571
FirstEnergy Corp.	2,011	89,188
Atmos Energy Corp.	609	84,475
CMS Energy Corp.	1,171	82,708
CenterPoint Energy, Inc.	2,557	75,227
NRG Energy, Inc.	810	73,791
Alliant Energy Corp.	1,006	61,054
NiSource, Inc.	1,760	60,984
AES Corp.	2,789	55,947
Evergy, Inc.	901	55,871
Pinnacle West Capital Corp.	446	39,511
Total Utilities		4,830,162

Basic Materials - 1.4%
Linde plc	1,886	899,358
Sherwin-Williams Co.	911	347,701
Freeport-McMoRan, Inc.	5,636	281,349
Air Products and Chemicals, Inc.	872	259,629
Ecolab, Inc.	994	253,798
Newmont Corp.	4,502	240,632
Dow, Inc.	2,750	150,233
DuPont de Nemours, Inc.	1,638	145,962
Nucor Corp.	931	139,967
PPG Industries, Inc.	915	121,201
International Flavors & Fragrances, Inc.	1,003	105,245
LyondellBasell Industries N.V. — Class A	1,020	97,818
Steel Dynamics, Inc.	562	70,857
International Paper Co.	1,362	66,534
CF Industries Holdings, Inc.	708	60,746
Celanese Corp. — Class A	429	58,327
Eastman Chemical Co.	458	51,273
Albemarle Corp.	461	43,661
Mosaic Co.	1,250	33,475
FMC Corp.	490	32,311
Total Basic Materials		3,460,077

Total Common Stocks
(Cost $159,287,676)		190,994,563

MUTUAL FUNDS† - 7.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	733,906	7,353,741
Guggenheim Strategy Fund II2	225,195	5,584,832
Guggenheim Strategy Fund III[2]	184,563	4,593,764
Total Mutual Funds
(Cost $17,418,465)		17,532,337

	Face Amount
U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
4.63% due 10/10/24[3,4]	$3,953,000	3,948,410
4.85% due 12/12/24[4,5]	3,400,000	3,369,604
4.81% due 12/12/24[4]	50,000	49,553
Total U.S. Treasury Bills
(Cost $7,364,457)		7,367,567

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NOVA FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 8.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[5]	$11,413,072	$11,413,072
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[5]	9,426,666	9,426,666
Total Repurchase Agreements
(Cost $20,839,738)		20,839,738

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[8]	8,820	$8,820
Total Securities Lending Collateral
(Cost $8,820)		8,820

Total Investments - 98.7%
(Cost $204,919,156)		$236,743,025
Other Assets & Liabilities, net - 1.3%		3,188,880
Total Net Assets - 100.0%		$239,931,905

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	182	Dec 2024	$52,925,600	$871,885

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	15,154	$87,324,020	$364,478
Barclays Bank plc	S&P 500 Index	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	3,705	21,351,805	109,491
BNP Paribas	S&P 500 Index	Pay	5.68% (Federal Funds Rate + 0.85%)	At Maturity	12/19/24	1,420	8,184,998	44,860
							$116,860,823	$518,829

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

144 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$190,994,563	$—	$—	$190,994,563
Mutual Funds	17,532,337	—	—	17,532,337
U.S. Treasury Bills	—	7,367,567	—	7,367,567
Repurchase Agreements	—	20,839,738	—	20,839,738
Securities Lending Collateral	8,820	—	—	8,820
Equity Futures Contracts**	871,885	—	—	871,885
Equity Index Swap Agreements**	—	518,829	—	518,829
Total Assets	$209,407,605	$28,726,134	$—	$238,133,739

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,539,793	$—	$—	$—	$45,039	$5,584,832	225,195	$158,612
Guggenheim Strategy Fund III	4,553,161	—	—	—	40,603	4,593,764	184,563	124,609
Guggenheim Ultra Short Duration Fund — Institutional Class	7,273,011	—	—	—	80,730	7,353,741	733,906	189,271
	$17,365,965	$—	$—	$—	$166,372	$17,532,337		$472,492

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 145

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $8,326 of securities loaned (cost $166,660,953)	$198,370,950
Investments in affiliated issuers, at value (cost $17,418,465)	17,532,337
Repurchase agreements, at value (cost $20,839,738)	20,839,738
Cash	1,795
Unrealized appreciation on OTC swap agreements	518,829
Receivables:
Fund shares sold	28,118,465
Variation margin on futures contracts	225,225
Dividends	158,888
Securities sold	24,253
Interest	2,811
Securities lending income	3
Total assets	265,793,294

Liabilities:
Segregated cash due to broker	120,000
Payable for:
Securities purchased	25,126,300
Fund shares redeemed	155,208
Management fees	111,779
Transfer agent fees	103,515
Swap settlement	48,167
Portfolio accounting and administration fees	15,449
Return of securities lending collateral	8,820
Distribution and service fees	3,937
Trustees’ fees*	2,136
Miscellaneous	166,078
Total liabilities	25,861,389
Net assets	$239,931,905

Net assets consist of:
Paid in capital	$292,106,708
Total distributable earnings (loss)	(52,174,803)
Net assets	$239,931,905

Investor Class:
Net assets	$221,277,717
Capital shares outstanding	1,527,643
Net asset value per share	$144.85
Class A:
Net assets	$14,039,540
Capital shares outstanding	109,210
Net asset value per share	$128.56
Maximum offering price per share (Net asset value divided by 95.25%)	$134.97
Class C:
Net assets	$712,129
Capital shares outstanding	6,951
Net asset value per share	$102.45
Class H:
Net assets	$3,902,519
Capital shares outstanding	30,313
Net asset value per share	$128.74

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $375)	$1,540,328
Dividends from securities of affiliated issuers	472,492
Interest	529,496
Income from securities lending, net	45
Total investment income	2,542,361

Expenses:
Management fees	972,063
Distribution and service fees:
Class A	16,073
Class C	4,343
Class H	8,561
Transfer agent fees	265,216
Portfolio accounting and administration fees	195,751
Registration fees	91,738
Professional fees	35,525
Interest expense	26,017
Custodian fees	16,660
Trustees’ fees*	12,446
Line of credit fees	116
Miscellaneous	120,976
Total expenses	1,765,485
Less:
Expenses reimbursed by Adviser	(64,743)
Expenses waived by Adviser	(9,131)
Total waived/reimbursed expenses	(73,874)
Net expenses	1,691,611
Net investment income	850,750

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$17,245,056
Swap agreements	6,713,434
Futures contracts	5,822,284
Net realized gain	29,780,774
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,499,169
Investments in affiliated issuers	166,372
Swap agreements	(458,942)
Futures contracts	(514,432)
Net change in unrealized appreciation (depreciation)	692,167
Net realized and unrealized gain	30,472,941
Net increase in net assets resulting from operations	$31,323,691

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 147

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$850,750	$1,654,145
Net realized gain on investments	29,780,774	37,976,910
Net change in unrealized appreciation (depreciation) on investments	692,167	19,115,218
Net increase in net assets resulting from operations	31,323,691	58,746,273

Distributions to shareholders:
Investor Class	—	(1,201,986)
Class A	—	(73,774)
Class C	—	(7,850)
Class H	—	(28,368)
Total distributions to shareholders	—	(1,311,978)

Capital share transactions:
Proceeds from sale of shares
Investor Class	372,842,366	2,323,334,615
Class A	498,323	27,827,480
Class C	58,839	723,309
Class H	3,621,688	51,548,688
Distributions reinvested
Investor Class	—	1,187,760
Class A	—	64,707
Class C	—	1,489
Class H	—	28,368
Cost of shares redeemed
Investor Class	(433,239,063)	(2,348,796,915)
Class A	(850,096)	(37,738,187)
Class C	(475,549)	(1,025,931)
Class H	(7,484,085)	(57,853,426)
Net decrease from capital share transactions	(65,027,577)	(40,698,043)
Net increase (decrease) in net assets	(33,703,886)	16,736,252

Net assets:
Beginning of period	273,635,791	256,899,539
End of period	$239,931,905	$273,635,791

Capital share activity:
Shares sold
Investor Class	2,715,087	22,584,221
Class A	4,146	320,857
Class C	623	9,605
Class H	29,634	584,271
Shares issued from reinvestment of distributions
Investor Class	—	11,089
Class A	—	679
Class C	—	20
Class H	—	297
Shares redeemed
Investor Class	(3,160,439)	(23,090,070)
Class A	(7,306)	(437,561)
Class C	(5,027)	(13,813)
Class H	(63,506)	(667,576)
Net decrease in shares	(486,788)	(697,981)

148 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$127.98	$91.30	$133.16	$120.51	$63.62	$76.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	1.04	.77	(.16)	.05	.61
Net gain (loss) on investments (realized and unrealized)	16.42	36.30	(24.31)	25.92	57.43	(13.82)
Total from investment operations	16.87	37.34	(23.54)	25.76	57.48	(13.21)
Less distributions from:
Net investment income	—	(.66)	—	—	(.59)	—
Net realized gains	—	—	(18.32)	(13.11)	—	—
Total distributions	—	(.66)	(18.32)	(13.11)	(.59)	—
Net asset value, end of period	$144.85	$127.98	$91.30	$133.16	$120.51	$63.62

Total Return	13.18%	41.05%	(16.18%)	20.83%	90.46%	(17.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$221,278	$252,513	$225,298	$380,170	$326,237	$37,874
Ratios to average net assets:
Net investment income (loss)	0.68%	0.99%	0.74%	(0.12%)	0.05%	0.71%
Total expenses[c]	1.34%	1.43%	1.30%	1.25%	1.33%	1.37%
Net expenses[d]	1.28%	1.39%	1.29%	1.23%	1.32%	1.36%
Portfolio turnover rate	113%	1,047%	973%	1,027%	785%	690%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$113.73	$81.37	$121.63	$111.23	$58.89	$71.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.73	.62	(.45)	(.18)	.40
Net gain (loss) on investments (realized and unrealized)	14.58	32.29	(22.56)	23.96	53.11	(12.79)
Total from investment operations	14.83	33.02	(21.94)	23.51	52.93	(12.39)
Less distributions from:
Net investment income	—	(.66)	—	—	(.59)	—
Net realized gains	—	—	(18.32)	(13.11)	—	—
Total distributions	—	(.66)	(18.32)	(13.11)	(.59)	—
Net asset value, end of period	$128.56	$113.73	$81.37	$121.63	$111.23	$58.89

Total Return[e]	13.04%	40.75%	(16.42%)	20.54%	90.00%	(17.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,040	$12,780	$18,585	$21,403	$18,596	$7,435
Ratios to average net assets:
Net investment income (loss)	0.42%	0.79%	0.67%	(0.35%)	(0.20%)	0.52%
Total expenses[c]	1.60%	1.70%	1.55%	1.50%	1.59%	1.62%
Net expenses[d]	1.54%	1.66%	1.53%	1.48%	1.58%	1.61%
Portfolio turnover rate	113%	1,047%	973%	1,027%	785%	690%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 149

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$90.97	$65.69	$103.59	$96.96	$51.77	$63.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	.05	(.06)	(1.19)	(.74)	(.22)
Net gain (loss) on investments (realized and unrealized)	11.63	25.89	(19.52)	20.93	46.52	(11.16)
Total from investment operations	11.48	25.94	(19.58)	19.74	45.78	(11.38)
Less distributions from:
Net investment income	—	(.66)	—	—	(.59)	—
Net realized gains	—	—	(18.32)	(13.11)	—	—
Total distributions	—	(.66)	(18.32)	(13.11)	(.59)	—
Net asset value, end of period	$102.45	$90.97	$65.69	$103.59	$96.96	$51.77

Total Return[e]	12.62%	39.70%	(17.04%)	19.64%	88.56%	(18.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$712	$1,033	$1,021	$1,929	$3,576	$3,333
Ratios to average net assets:
Net investment income (loss)	(0.33%)	0.07%	(0.08%)	(1.09%)	(0.97%)	(0.32%)
Total expenses[c]	2.34%	2.46%	2.30%	2.25%	2.35%	2.38%
Net expenses[d]	2.28%	2.41%	2.27%	2.23%	2.33%	2.37%
Portfolio turnover rate	113%	1,047%	973%	1,027%	785%	690%

150 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$113.89	$81.50	$121.73	$111.34	$58.94	$71.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.72	.37	(.48)	(.18)	.36
Net gain (loss) on investments (realized and unrealized)	14.63	32.33	(22.28)	23.98	53.17	(12.77)
Total from investment operations	14.85	33.05	(21.91)	23.50	52.99	(12.41)
Less distributions from:
Net investment income	—	(.66)	—	—	(.59)	—
Net realized gains	—	—	(18.32)	(13.11)	—	—
Total distributions	—	(.66)	(18.32)	(13.11)	(.59)	—
Net asset value, end of period	$128.74	$113.89	$81.50	$121.73	$111.34	$58.94

Total Return	13.04%	40.73%	(16.38%)	20.51%	90.03%	(17.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,903	$7,310	$11,996	$40,702	$53,660	$4,057
Ratios to average net assets:
Net investment income (loss)	0.38%	0.77%	0.39%	(0.37%)	(0.20%)	0.46%
Total expenses[c]	1.59%	1.69%	1.55%	1.50%	1.59%	1.62%
Net expenses[d]	1.53%	1.65%	1.54%	1.48%	1.58%	1.61%
Portfolio turnover rate	113%	1,047%	973%	1,027%	785%	690%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P 500® FUND

	Shares	Value
COMMON STOCKS† - 95.5%

Technology - 29.4%
Apple, Inc.	71,393	$16,634,569
Microsoft Corp.	34,902	15,018,331
NVIDIA Corp.	115,511	14,027,656
Broadcom, Inc.	21,858	3,770,505
Oracle Corp.	7,505	1,278,852
Advanced Micro Devices, Inc.*	7,599	1,246,844
Salesforce, Inc.	4,550	1,245,381
Adobe, Inc.*	2,082	1,078,018
Accenture plc — Class A	2,942	1,039,938
International Business Machines Corp.	4,325	956,171
QUALCOMM, Inc.	5,231	889,532
Texas Instruments, Inc.	4,287	885,566
ServiceNow, Inc.*	968	865,770
Intuit, Inc.	1,313	815,373
Applied Materials, Inc.	3,889	785,772
Micron Technology, Inc.	5,206	539,914
Analog Devices, Inc.	2,330	536,296
Lam Research Corp.	612	499,441
KLA Corp.	631	488,653
Fiserv, Inc.*	2,703	485,594
Intel Corp.*	20,036	470,045
Synopsys, Inc.*	719	364,094
Palantir Technologies, Inc. — Class A*	9,456	351,763
Cadence Design Systems, Inc.*	1,286	348,545
Crowdstrike Holdings, Inc. — Class A*	1,085	304,310
NXP Semiconductor N.V.	1,196	287,052
Roper Technologies, Inc.	503	279,889
Autodesk, Inc.*	1,012	278,786
Fortinet, Inc.*	2,981	231,176
Fair Isaac Corp.*	115	223,505
TE Connectivity plc	1,427	215,463
MSCI, Inc. — Class A	369	215,101
Fidelity National Information Services, Inc.	2,562	214,567
Monolithic Power Systems, Inc.	229	211,710
Microchip Technology, Inc.	2,519	202,251
Paychex, Inc.	1,505	201,956
Gartner, Inc.*	363	183,954
Cognizant Technology Solutions Corp. — Class A	2,327	179,598
HP, Inc.	4,595	164,823
Electronic Arts, Inc.	1,130	162,087
Dell Technologies, Inc. — Class C	1,351	160,147
ON Semiconductor Corp.*	2,011	146,019
ANSYS, Inc.*	410	130,638
Hewlett Packard Enterprise Co.	6,102	124,847
NetApp, Inc.	965	119,187
Broadridge Financial Solutions, Inc.	549	118,051
Take-Two Interactive Software, Inc.*	765	117,588
Tyler Technologies, Inc.*	200	116,744
Seagate Technology Holdings plc	986	107,997
Western Digital Corp.*	1,533	104,688
Leidos Holdings, Inc.	633	103,179
Teradyne, Inc.	767	102,724
PTC, Inc.*	564	101,892
Super Micro Computer, Inc.*	237	98,687
Zebra Technologies Corp. — Class A*	243	89,988
Skyworks Solutions, Inc.	750	74,077
Akamai Technologies, Inc.*	712	71,876
Jack Henry & Associates, Inc.	342	60,377
EPAM Systems, Inc.*	267	53,141
Qorvo, Inc.*	445	45,968
Dayforce, Inc.*	743	45,509
Paycom Software, Inc.	229	38,145
Amentum Holdings, Inc.*	589	18,995
Total Technology		70,329,315

Consumer, Non-cyclical - 16.5%
Eli Lilly & Co.	3,704	3,281,522
UnitedHealth Group, Inc.	4,336	2,535,172
Procter & Gamble Co.	11,053	1,914,380
Johnson & Johnson	11,303	1,831,764
AbbVie, Inc.	8,294	1,637,899
Merck & Company, Inc.	11,902	1,351,591
Coca-Cola Co.	18,214	1,308,858
Thermo Fisher Scientific, Inc.	1,794	1,109,715
PepsiCo, Inc.	6,449	1,096,653
Abbott Laboratories	8,170	931,462
Philip Morris International, Inc.	7,300	886,220
Danaher Corp.	3,018	839,064
Intuitive Surgical, Inc.*	1,665	817,964
Amgen, Inc.	2,523	812,936
S&P Global, Inc.	1,504	776,996
Pfizer, Inc.	26,608	770,036
Stryker Corp.	1,610	581,629
Boston Scientific Corp.*	6,915	579,477
Elevance Health, Inc.	1,089	566,280
Vertex Pharmaceuticals, Inc.*	1,212	563,677
Medtronic plc	6,022	542,161
Automatic Data Processing, Inc.	1,915	529,938
Regeneron Pharmaceuticals, Inc.*	498	523,517
Bristol-Myers Squibb Co.	9,519	492,513
Gilead Sciences, Inc.	5,846	490,129
Mondelez International, Inc. — Class A	6,272	462,058
Cigna Group	1,313	454,876
Zoetis, Inc.	2,127	415,573
Altria Group, Inc.	8,011	408,881
Colgate-Palmolive Co.	3,837	398,319
PayPal Holdings, Inc.*	4,800	374,544
CVS Health Corp.	5,907	371,432
HCA Healthcare, Inc.	873	354,813
Moody’s Corp.	736	349,298
Cintas Corp.	1,609	331,261
Becton Dickinson & Co.	1,358	327,414
McKesson Corp.	609	301,102
United Rentals, Inc.	313	253,445
Kimberly-Clark Corp.	1,582	225,087
Kenvue, Inc.	8,992	207,985
Quanta Services, Inc.	692	206,320
Agilent Technologies, Inc.	1,370	203,418
GE HealthCare Technologies, Inc.	2,144	201,214
IDEXX Laboratories, Inc.*	386	195,015

152 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® FUND

	Shares	Value
General Mills, Inc.	2,614	$193,044
IQVIA Holdings, Inc.*	813	192,657
Corteva, Inc.	3,250	191,067
Constellation Brands, Inc. — Class A	736	189,660
Edwards Lifesciences Corp.*	2,829	186,686
Keurig Dr Pepper, Inc.	4,967	186,163
Centene Corp.*	2,470	185,941
Cencora, Inc. — Class A	819	184,341
Sysco Corp.	2,309	180,241
Verisk Analytics, Inc. — Class A	669	179,265
Humana, Inc.	565	178,958
Kroger Co.	3,118	178,661
Monster Beverage Corp.*	3,312	172,787
Equifax, Inc.	582	171,027
ResMed, Inc.	690	168,443
Kraft Heinz Co.	4,144	145,496
Archer-Daniels-Midland Co.	2,245	134,116
Hershey Co.	694	133,095
Biogen, Inc.*	684	132,587
Cardinal Health, Inc.	1,145	126,545
Dexcom, Inc.*	1,882	126,169
Global Payments, Inc.	1,195	122,392
Church & Dwight Company, Inc.	1,150	120,428
STERIS plc	463	112,296
Estee Lauder Companies, Inc. — Class A	1,095	109,160
Moderna, Inc.*	1,588	106,126
Zimmer Biomet Holdings, Inc.	956	103,200
Cooper Companies, Inc.*	935	103,168
West Pharmaceutical Services, Inc.	341	102,354
Corpay, Inc.*	327	102,273
Kellanova	1,260	101,695
Waters Corp.*	279	100,409
McCormick & Company, Inc.	1,183	97,361
Clorox Co.	582	94,814
Molina Healthcare, Inc.*	275	94,754
Baxter International, Inc.	2,395	90,938
Hologic, Inc.*	1,091	88,873
Labcorp Holdings, Inc.	395	88,275
Align Technology, Inc.*	330	83,926
Avery Dennison Corp.	378	83,447
Quest Diagnostics, Inc.	523	81,196
Tyson Foods, Inc. — Class A	1,343	79,989
Insulet Corp.*	330	76,807
Revvity, Inc.	580	74,095
Conagra Brands, Inc.	2,249	73,137
Rollins, Inc.	1,319	66,715
Viatris, Inc.	5,604	65,062
Bunge Global S.A.	665	64,266
Universal Health Services, Inc. — Class B	279	63,894
J M Smucker Co.	500	60,550
Bio-Techne Corp.	740	59,148
Teleflex, Inc.	221	54,658
Catalent, Inc.*	850	51,484
Incyte Corp.*	751	49,641
Charles River Laboratories International, Inc.*	242	47,667
Molson Coors Beverage Co. — Class B	825	47,454
MarketAxess Holdings, Inc.	178	45,604
Campbell Soup Co.	925	45,251
Solventum Corp.*	649	45,248
Lamb Weston Holdings, Inc.	675	43,700
Henry Schein, Inc.*	595	43,376
Hormel Foods Corp.	1,365	43,270
Brown-Forman Corp. — Class B	861	42,361
DaVita, Inc.*	217	35,573
Total Consumer, Non-cyclical		39,616,592

Communications - 13.8%
Amazon.com, Inc.*	43,862	8,172,806
Meta Platforms, Inc. — Class A	10,258	5,872,090
Alphabet, Inc. — Class A	27,511	4,562,699
Alphabet, Inc. — Class C	22,554	3,770,803
Netflix, Inc.*	2,015	1,429,179
Cisco Systems, Inc.	18,918	1,006,816
Verizon Communications, Inc.	19,766	887,691
Walt Disney Co.	8,516	819,154
Comcast Corp. — Class A	18,140	757,708
Uber Technologies, Inc.*	9,865	741,453
AT&T, Inc.	33,668	740,696
Booking Holdings, Inc.	157	661,303
Palo Alto Networks, Inc.*	1,521	519,878
T-Mobile US, Inc.	2,301	474,834
Arista Networks, Inc.*	1,210	464,422
Motorola Solutions, Inc.	783	352,060
Airbnb, Inc. — Class A*	2,066	261,990
Corning, Inc.	3,616	163,263
eBay, Inc.	2,297	149,558
Charter Communications, Inc. — Class A*	456	147,780
CDW Corp.	627	141,890
GoDaddy, Inc. — Class A*	662	103,788
Omnicom Group, Inc.	919	95,016
Expedia Group, Inc.*	586	86,740
Warner Bros Discovery, Inc.*	10,477	86,435
FactSet Research Systems, Inc.	179	82,313
VeriSign, Inc.*	394	74,844
Gen Digital, Inc.	2,543	69,755
F5, Inc.*	275	60,555
Juniper Networks, Inc.	1,546	60,263
Interpublic Group of Companies, Inc.	1,764	55,795
News Corp. — Class A	1,777	47,322
Match Group, Inc.*	1,211	45,824
Fox Corp. — Class A	1,055	44,658
Paramount Global — Class B1	2,792	29,651
Fox Corp. — Class B	619	24,017
News Corp. — Class B	527	14,730
Total Communications		33,079,779

Financial - 13.4%
Berkshire Hathaway, Inc. — Class B*	8,601	3,958,696
JPMorgan Chase & Co.	13,360	2,817,090
Visa, Inc. — Class A	7,843	2,156,433
Mastercard, Inc. — Class A	3,874	1,912,981
Bank of America Corp.	31,699	1,257,816

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® FUND

	Shares	Value
Wells Fargo & Co.	15,983	$902,880
Goldman Sachs Group, Inc.	1,483	734,248
American Express Co.	2,637	715,154
Progressive Corp.	2,750	697,840
BlackRock, Inc. — Class A	654	620,980
Morgan Stanley	5,850	609,804
Citigroup, Inc.	8,958	560,771
Prologis, Inc. REIT	4,348	549,066
Blackstone, Inc. — Class A	3,381	517,733
Marsh & McLennan Companies, Inc.	2,309	515,115
American Tower Corp. — Class A REIT	2,193	510,004
Chubb Ltd.	1,764	508,720
Charles Schwab Corp.	7,014	454,577
Intercontinental Exchange, Inc.	2,696	433,086
KKR & Company, Inc. — Class A	3,167	413,547
Equinix, Inc. REIT	446	395,883
CME Group, Inc. — Class A	1,691	373,119
Aon plc — Class A	1,020	352,910
Welltower, Inc. REIT	2,718	347,986
PNC Financial Services Group, Inc.	1,867	345,115
U.S. Bancorp	7,327	335,064
Arthur J Gallagher & Co.	1,029	289,530
Public Storage REIT	740	269,264
Truist Financial Corp.	6,288	268,938
Capital One Financial Corp.	1,793	268,466
Aflac, Inc.	2,367	264,631
Realty Income Corp. REIT	4,089	259,324
Travelers Companies, Inc.	1,070	250,508
Bank of New York Mellon Corp.	3,465	248,995
Simon Property Group, Inc. REIT	1,439	243,220
Crown Castle, Inc. REIT	2,040	242,005
Allstate Corp.	1,240	235,166
Digital Realty Trust, Inc. REIT	1,445	233,844
MetLife, Inc.	2,763	227,892
American International Group, Inc.	3,024	221,447
Ameriprise Financial, Inc.	461	216,582
Prudential Financial, Inc.	1,676	202,964
Arch Capital Group Ltd.*	1,759	196,797
Extra Space Storage, Inc. REIT	995	179,289
CBRE Group, Inc. — Class A*	1,415	176,139
Discover Financial Services	1,179	165,402
VICI Properties, Inc. REIT	4,917	163,785
Iron Mountain, Inc. REIT	1,377	163,629
Hartford Financial Services Group, Inc.	1,376	161,831
AvalonBay Communities, Inc. REIT	667	150,242
CoStar Group, Inc.*	1,924	145,147
Nasdaq, Inc.	1,943	141,859
Willis Towers Watson plc	478	140,785
M&T Bank Corp.	785	139,824
Fifth Third Bancorp	3,179	136,188
Ventas, Inc. REIT	1,940	124,412
State Street Corp.	1,402	124,035
SBA Communications Corp. REIT	505	121,554
Equity Residential REIT	1,602	119,285
Weyerhaeuser Co. REIT	3,415	115,632
Brown & Brown, Inc.	1,113	115,307
T. Rowe Price Group, Inc.	1,045	113,832
Raymond James Financial, Inc.	870	106,540
Cboe Global Markets, Inc.	491	100,591
Huntington Bancshares, Inc.	6,820	100,254
Regions Financial Corp.	4,297	100,249
Cincinnati Financial Corp.	734	99,912
Invitation Homes, Inc. REIT	2,676	94,356
Synchrony Financial	1,856	92,577
Essex Property Trust, Inc. REIT	302	89,217
Mid-America Apartment Communities, Inc. REIT	549	87,236
Alexandria Real Estate Equities, Inc. REIT	731	86,806
Citizens Financial Group, Inc.	2,105	86,452
Principal Financial Group, Inc.	1,000	85,900
Northern Trust Corp.	947	85,258
W R Berkley Corp.	1,412	80,103
Everest Group Ltd.	203	79,541
Healthpeak Properties, Inc. REIT	3,305	75,585
Kimco Realty Corp. REIT	3,165	73,491
KeyCorp	4,359	73,013
Loews Corp.	855	67,588
UDR, Inc. REIT	1,409	63,884
Erie Indemnity Co. — Class A	117	63,159
Camden Property Trust REIT	501	61,889
Host Hotels & Resorts, Inc. REIT	3,298	58,045
Regency Centers Corp. REIT	767	55,400
BXP, Inc. REIT	682	54,874
Assurant, Inc.	243	48,323
Globe Life, Inc.	422	44,694
Federal Realty Investment Trust REIT	353	40,584
Invesco Ltd.	2,114	37,122
Franklin Resources, Inc.	1,449	29,197
Total Financial		32,056,208

Consumer, Cyclical - 8.0%
Tesla, Inc.*	13,029	3,408,777
Home Depot, Inc.	4,656	1,886,611
Costco Wholesale Corp.	2,082	1,845,735
Walmart, Inc.	20,396	1,646,977
McDonald’s Corp.	3,368	1,025,590
Lowe’s Companies, Inc.	2,676	724,795
TJX Companies, Inc.	5,307	623,785
Starbucks Corp.	5,321	518,744
NIKE, Inc. — Class B	5,641	498,664
Chipotle Mexican Grill, Inc. — Class A*	6,430	370,497
Target Corp.	2,173	338,684
O’Reilly Automotive, Inc.*	272	313,235
Marriott International, Inc. — Class A	1,097	272,714
Hilton Worldwide Holdings, Inc.	1,157	266,689
DR Horton, Inc.	1,378	262,881
AutoZone, Inc.*	80	252,003
PACCAR, Inc.	2,461	242,851
General Motors Co.	5,277	236,621
Ross Stores, Inc.	1,566	235,699
WW Grainger, Inc.	209	217,111
Copart, Inc.*	4,112	215,469
Lennar Corp. — Class A	1,135	212,790

154 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® FUND

	Shares	Value
Cummins, Inc.	643	$208,197
Royal Caribbean Cruises Ltd.	1,112	197,224
Ford Motor Co.	18,334	193,607
Fastenal Co.	2,689	192,049
Yum! Brands, Inc.	1,320	184,417
Delta Air Lines, Inc.	3,011	152,929
Tractor Supply Co.	506	147,210
Lululemon Athletica, Inc.*	540	146,529
PulteGroup, Inc.	975	139,942
NVR, Inc.*	14	137,365
Deckers Outdoor Corp.*	716	114,166
Best Buy Company, Inc.	922	95,243
Darden Restaurants, Inc.	557	91,420
Genuine Parts Co.	654	91,351
Aptiv plc*	1,248	89,869
United Airlines Holdings, Inc.*	1,544	88,101
Carnival Corp.*	4,743	87,651
Ulta Beauty, Inc.*	225	87,552
Dollar General Corp.	1,032	87,276
Las Vegas Sands Corp.	1,660	83,564
Southwest Airlines Co.	2,813	83,349
Live Nation Entertainment, Inc.*	736	80,584
Domino’s Pizza, Inc.	164	70,543
Pool Corp.	180	67,824
Dollar Tree, Inc.*	949	66,734
CarMax, Inc.*	733	56,719
Tapestry, Inc.	1,081	50,785
LKQ Corp.	1,236	49,341
Hasbro, Inc.	615	44,477
Caesars Entertainment, Inc.*	1,016	42,408
MGM Resorts International*	1,084	42,374
Norwegian Cruise Line Holdings Ltd.*	2,065	42,353
Wynn Resorts Ltd.	439	42,091
BorgWarner, Inc.	1,070	38,830
Ralph Lauren Corp. — Class A	188	36,448
Walgreens Boots Alliance, Inc.	3,364	30,141
Total Consumer, Cyclical		19,077,585

Industrial - 7.0%
General Electric Co.	5,091	960,061
Caterpillar, Inc.	2,277	890,580
RTX Corp.	6,246	756,766
Union Pacific Corp.	2,860	704,933
Honeywell International, Inc.	3,058	632,119
Eaton Corporation plc	1,869	619,461
Lockheed Martin Corp.	997	582,806
Deere & Co.	1,203	502,048
United Parcel Service, Inc. — Class B	3,439	468,873
Boeing Co.*	2,748	417,806
Trane Technologies plc	1,060	412,054
Parker-Hannifin Corp.	604	381,619
TransDigm Group, Inc.	263	375,335
Amphenol Corp. — Class A	5,655	368,480
General Dynamics Corp.	1,211	365,964
Waste Management, Inc.	1,715	356,034
3M Co.	2,579	352,550
Northrop Grumman Corp.	646	341,133
Illinois Tool Works, Inc.	1,269	332,567
GE Vernova, Inc.*	1,290	328,924
Carrier Global Corp.	3,942	317,292
CSX Corp.	9,103	314,327
Emerson Electric Co.	2,689	294,096
FedEx Corp.	1,059	289,827
Norfolk Southern Corp.	1,062	263,907
Johnson Controls International plc	3,137	243,463
L3Harris Technologies, Inc.	891	211,942
Otis Worldwide Corp.	1,881	195,511
Republic Services, Inc. — Class A	959	192,606
Howmet Aerospace, Inc.	1,916	192,079
AMETEK, Inc.	1,088	186,821
Ingersoll Rand, Inc.	1,895	186,013
Old Dominion Freight Line, Inc.	885	175,796
Vulcan Materials Co.	620	155,267
Martin Marietta Materials, Inc.	287	154,478
Xylem, Inc.	1,140	153,934
Mettler-Toledo International, Inc.*	100	149,970
Westinghouse Air Brake Technologies Corp.	823	149,597
Rockwell Automation, Inc.	533	143,089
Axon Enterprise, Inc.*	337	134,665
Keysight Technologies, Inc.*	820	130,323
Veralto Corp.	1,161	129,869
Fortive Corp.	1,645	129,840
Garmin Ltd.	722	127,094
Dover Corp.	646	123,864
Smurfit WestRock plc	2,317	114,506
Hubbell, Inc.	252	107,944
Builders FirstSource, Inc.*	547	106,041
Ball Corp.	1,425	96,772
Teledyne Technologies, Inc.*	220	96,285
Packaging Corporation of America	419	90,252
Expeditors International of Washington, Inc.	663	87,118
Masco Corp.	1,025	86,038
Stanley Black & Decker, Inc.	723	79,624
Textron, Inc.	880	77,951
Jacobs Solutions, Inc.	589	77,100
Amcor plc	6,787	76,897
IDEX Corp.	355	76,148
Pentair plc	777	75,983
Snap-on, Inc.	247	71,558
Trimble, Inc.*	1,147	71,217
Nordson Corp.	256	67,233
J.B. Hunt Transport Services, Inc.	378	65,141
Jabil, Inc.	533	63,869
CH Robinson Worldwide, Inc.	552	60,924
Allegion plc	409	59,608
A O Smith Corp.	563	50,574
Huntington Ingalls Industries, Inc.	184	48,646
Generac Holdings, Inc.*	283	44,963
Mohawk Industries, Inc.*	246	39,527
Total Industrial		16,787,702

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 155

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® FUND

	Shares	Value
Energy - 3.3%
Exxon Mobil Corp.	20,862	$2,445,444
Chevron Corp.	7,986	1,176,098
ConocoPhillips	5,453	574,092
EOG Resources, Inc.	2,670	328,223
Schlumberger N.V.	6,667	279,681
Williams Companies, Inc.	5,723	261,255
Phillips 66	1,966	258,431
Marathon Petroleum Corp.	1,572	256,095
ONEOK, Inc.	2,743	249,970
Valero Energy Corp.	1,504	203,085
Kinder Morgan, Inc.	9,067	200,290
Hess Corp.	1,299	176,404
Baker Hughes Co.	4,665	168,640
Occidental Petroleum Corp.	3,162	162,969
Targa Resources Corp.	1,029	152,302
Diamondback Energy, Inc.	880	151,712
First Solar, Inc.*	503	125,468
Halliburton Co.	4,145	120,412
Devon Energy Corp.	2,940	115,013
Equities Corp.	2,789	102,189
Coterra Energy, Inc. — Class A	3,471	83,130
Enphase Energy, Inc.*	636	71,881
Marathon Oil Corp.	2,627	69,957
APA Corp.	1,737	42,487
Total Energy		7,775,228

Utilities - 2.4%
NextEra Energy, Inc.	9,647	815,461
Southern Co.	5,134	462,984
Duke Energy Corp.	3,625	417,963
Constellation Energy Corp.	1,468	381,709
American Electric Power Company, Inc.	2,499	256,397
Sempra	2,973	248,632
Dominion Energy, Inc.	3,939	227,635
Public Service Enterprise Group, Inc.	2,339	208,662
PG&E Corp.	10,036	198,412
Vistra Corp.	1,613	191,205
Exelon Corp.	4,695	190,382
Xcel Energy, Inc.	2,618	170,955
Consolidated Edison, Inc.	1,624	169,107
Edison International	1,814	157,981
WEC Energy Group, Inc.	1,484	142,731
American Water Works Company, Inc.	915	133,810
Entergy Corp.	1,004	132,136
DTE Energy Co.	972	124,815
PPL Corp.	3,464	114,589
Eversource Energy	1,678	114,188
Ameren Corp.	1,253	109,587
FirstEnergy Corp.	2,407	106,751
Atmos Energy Corp.	729	101,120
CMS Energy Corp.	1,403	99,094
CenterPoint Energy, Inc.	3,060	90,025
NRG Energy, Inc.	969	88,276
Alliant Energy Corp.	1,204	73,071
NiSource, Inc.	2,106	72,973
AES Corp.	3,339	66,980
Evergy, Inc.	1,080	66,971
Pinnacle West Capital Corp.	533	47,219
Total Utilities		5,781,821

Basic Materials - 1.7%
Linde plc	2,257	1,076,273
Sherwin-Williams Co.	1,090	416,020
Freeport-McMoRan, Inc.	6,747	336,810
Air Products and Chemicals, Inc.	1,044	310,841
Ecolab, Inc.	1,189	303,587
Newmont Corp.	5,388	287,989
Dow, Inc.	3,291	179,787
DuPont de Nemours, Inc.	1,960	174,656
Nucor Corp.	1,114	167,479
PPG Industries, Inc.	1,096	145,176
International Flavors & Fragrances, Inc.	1,200	125,916
LyondellBasell Industries N.V. — Class A	1,222	117,190
Steel Dynamics, Inc.	674	84,978
International Paper Co.	1,631	79,674
CF Industries Holdings, Inc.	847	72,673
Celanese Corp. — Class A	513	69,747
Eastman Chemical Co.	549	61,460
Albemarle Corp.	552	52,280
Mosaic Co.	1,496	40,063
FMC Corp.	586	38,641
Total Basic Materials		4,141,240

Total Common Stocks
(Cost $138,715,426)		228,645,470

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
4.85% due 12/12/24[2,3]	$200,000	198,212
4.81% due 12/12/24[3]	50,000	49,553
4.63% due 10/10/24[3,4]	13,000	12,985
Total U.S. Treasury Bills
(Cost $260,562)		260,750

REPURCHASE AGREEMENTS††,5 - 4.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	5,823,700	5,823,700
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	4,810,106	4,810,106
Total Repurchase Agreements
(Cost $10,633,806)		10,633,806

156 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	24,671	$24,671
Total Securities Lending Collateral
(Cost $24,671)		24,671

Total Investments - 100.0%
(Cost $149,634,465)		$239,564,697
Other Assets & Liabilities, net - 0.0%		(22,768)
Total Net Assets - 100.0%		$239,541,929

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	10	Dec 2024	$2,908,000	$62,746

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	661	$3,808,782	$23,631
Barclays Bank plc	S&P 500 Index	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	435	2,509,363	12,866
BNP Paribas	S&P 500 Index	Pay	5.68% (Federal Funds Rate + 0.85%)	At Maturity	12/19/24	277	1,597,271	11,145
							$7,915,416	$47,642

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P 500® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$228,645,470	$—	$—	$228,645,470
U.S. Treasury Bills	—	260,750	—	260,750
Repurchase Agreements	—	10,633,806	—	10,633,806
Securities Lending Collateral	24,671	—	—	24,671
Equity Futures Contracts**	62,746	—	—	62,746
Equity Index Swap Agreements**	—	47,642	—	47,642
Total Assets	$228,732,887	$10,942,198	$—	$239,675,085

**	This derivative is reported as unrealized appreciation/depreciation at period end.

158 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $23,290 of securities loaned (cost $139,000,659)	$228,930,891
Repurchase agreements, at value (cost $10,633,806)	10,633,806
Cash	2,040
Segregated cash with broker	139,082
Unrealized appreciation on OTC swap agreements	47,642
Receivables:
Securities sold	15,077,877
Fund shares sold	497,832
Dividends	115,057
Variation margin on futures contracts	12,375
Interest	1,434
Securities lending income	5
Total assets	255,458,041

Liabilities:
Segregated cash due to broker	20,000
Payable for:
Fund shares redeemed	15,393,702
Management fees	138,641
Transfer agent fees	102,797
Distribution and service fees	49,895
Portfolio accounting and administration fees	28,665
Return of securities lending collateral	24,671
Swap settlement	4,736
Trustees’ fees*	2,033
Miscellaneous	150,972
Total liabilities	15,916,112
Net assets	$239,541,929

Net assets consist of:
Paid in capital	$177,391,413
Total distributable earnings (loss)	62,150,516
Net assets	$239,541,929
Class A:
Net assets	$17,892,317
Capital shares outstanding	202,564
Net asset value per share	$88.33
Maximum offering price per share (Net asset value divided by 95.25%)	$92.73
Class C:
Net assets	$6,513,698
Capital shares outstanding	88,027
Net asset value per share	$74.00
Class H:
Net assets	$215,135,914
Capital shares outstanding	2,435,432
Net asset value per share	$88.34

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $372)	$1,463,404
Interest	297,771
Income from securities lending, net	49
Total investment income	1,761,224

Expenses:
Management fees	857,833
Distribution and service fees:
Class A	22,612
Class C	39,766
Class H	253,391
Transfer agent fees	244,456
Portfolio accounting and administration fees	234,506
Registration fees	136,326
Professional fees	58,706
Custodian fees	14,630
Trustees’ fees*	11,184
Interest expense	1,628
Miscellaneous	24,823
Total expenses	1,899,861
Less:
Expenses reimbursed by Adviser	(57,134)
Net expenses	1,842,727
Net investment loss	(81,503)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,214,943)
Swap agreements	650,762
Futures contracts	(256,889)
Net realized loss	(821,070)
Net change in unrealized appreciation (depreciation) on:
Investments	20,400,894
Swap agreements	(7,576)
Futures contracts	28,720
Net change in unrealized appreciation (depreciation)	20,422,038
Net realized and unrealized gain	19,600,968
Net increase in net assets resulting from operations	$19,519,465

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 159

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(81,503)	$284,404
Net realized gain (loss) on investments	(821,070)	55,511
Net change in unrealized appreciation (depreciation) on investments	20,422,038	40,190,233
Net increase in net assets resulting from operations	19,519,465	40,530,148

Distributions to shareholders:
Class A	—	(117,707)
Class C	—	(83,641)
Class H	—	(818,361)
Total distributions to shareholders	—	(1,019,709)

Capital share transactions:
Proceeds from sale of shares
Class A	6,605,292	22,882,679
Class C	3,449,902	7,164,456
Class H	324,475,717	890,992,827
Distributions reinvested
Class A	—	114,592
Class C	—	78,106
Class H	—	812,458
Cost of shares redeemed
Class A	(7,186,587)	(26,229,266)
Class C	(4,850,171)	(9,448,939)
Class H	(319,409,790)	(809,555,290)
Net increase from capital share transactions	3,084,363	76,811,623
Net increase in net assets	22,603,828	116,322,062

Net assets:
Beginning of period	216,938,101	100,616,039
End of period	$239,541,929	$216,938,101

Capital share activity:
Shares sold
Class A	81,663	347,472
Class C	50,560	125,678
Class H	3,944,597	12,992,625
Shares issued from reinvestment of distributions
Class A	—	1,607
Class C	—	1,299
Class H	—	11,390
Shares redeemed
Class A	(87,141)	(388,197)
Class C	(69,914)	(158,653)
Class H	(3,900,769)	(11,830,812)
Net increase in shares	18,996	1,102,409

160 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$80.64	$63.54	$70.89	$63.06	$46.64	$51.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.15	.18	(.18)	(.08)	.17
Net gain (loss) on investments (realized and unrealized)	7.70	17.39	(6.83)	8.94	24.50	(4.54)
Total from investment operations	7.69	17.54	(6.65)	8.76	24.42	(4.37)
Less distributions from:
Net investment income	—	(.09)	—	—	(.02)	(.12)
Net realized gains	—	(.35)	(.70)	(.93)	(7.98)	(.42)
Total distributions	—	(.44)	(.70)	(.93)	(8.00)	(.54)
Net asset value, end of period	$88.33	$80.64	$63.54	$70.89	$63.06	$46.64

Total Return[c]	9.54%	27.72%	(9.32%)	13.82%	53.64%	(8.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,892	$16,777	$15,703	$18,856	$18,653	$12,798
Ratios to average net assets:
Net investment income (loss)	(0.03%)	0.21%	0.30%	(0.25%)	(0.13%)	0.31%
Total expenses	1.63%	1.66%	1.60%	1.56%	1.65%	1.68%
Net expenses[d]	1.58%	1.62%	1.60%	1.56%	1.65%	1.68%
Portfolio turnover rate	50%	243%	701%	268%	284%	227%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$67.81	$53.89	$60.71	$54.52	$41.37	$46.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.31)	(.30)	(.60)	(.46)	(.24)
Net gain (loss) on investments (realized and unrealized)	6.47	14.67	(5.82)	7.72	21.61	(3.97)
Total from investment operations	6.19	14.36	(6.12)	7.12	21.15	(4.21)
Less distributions from:
Net investment income	—	(.09)	—	—	(.02)	(.12)
Net realized gains	—	(.35)	(.70)	(.93)	(7.98)	(.42)
Total distributions	—	(.44)	(.70)	(.93)	(8.00)	(.54)
Net asset value, end of period	$74.00	$67.81	$53.89	$60.71	$54.52	$41.37

Total Return[c]	9.13%	26.78%	(10.02%)	12.99%	52.49%	(9.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,514	$7,282	$7,494	$10,273	$12,040	$8,981
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(0.53%)	(0.57%)	(1.00%)	(0.88%)	(0.50%)
Total expenses	2.38%	2.41%	2.36%	2.31%	2.39%	2.43%
Net expenses[d]	2.33%	2.38%	2.36%	2.31%	2.39%	2.43%
Portfolio turnover rate	50%	243%	701%	268%	284%	227%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 161

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$80.65	$63.54	$70.90	$63.07	$46.64	$51.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.14	.15	(.18)	(.08)	.15
Net gain (loss) on investments (realized and unrealized)	7.71	17.41	(6.81)	8.94	24.51	(4.51)
Total from investment operations	7.69	17.55	(6.66)	8.76	24.43	(4.36)
Less distributions from:
Net investment income	—	(.09)	—	—	(.02)	(.12)
Net realized gains	—	(.35)	(.70)	(.93)	(7.98)	(.42)
Total distributions	—	(.44)	(.70)	(.93)	(8.00)	(.54)
Net asset value, end of period	$88.34	$80.65	$63.54	$70.90	$63.07	$46.64

Total Return	9.54%	27.71%	(9.32%)	13.84%	53.64%	(8.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$215,136	$192,879	$77,419	$130,055	$123,613	$112,799
Ratios to average net assets:
Net investment income (loss)	(0.05%)	0.21%	0.23%	(0.25%)	(0.13%)	0.28%
Total expenses	1.64%	1.65%	1.61%	1.56%	1.65%	1.68%
Net expenses[d]	1.59%	1.62%	1.61%	1.56%	1.65%	1.68%
Portfolio turnover rate	50%	243%	701%	268%	284%	227%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

162 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 24.0%
Guggenheim Strategy Fund II1	262,625	$6,513,103
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,278,442
Total Mutual Funds
(Cost $10,738,043)		10,791,545

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 26.0%
Federal Home Loan Bank
4.69% due 11/13/24[2]	$4,000,000	3,977,210
4.68% due 10/23/24[2]	3,000,000	2,991,420
5.18% due 10/04/24[2]	2,700,000	2,698,963
Federal Farm Credit Bank
4.73% due 10/18/24[2]	2,000,000	1,995,533
Total Federal Agency Discount Notes
(Cost $11,662,997)		11,663,126

FEDERAL AGENCY NOTES†† - 21.1%
Federal Home Loan Bank
4.96% (SOFR + 0.12%, Rate Floor: 0.00%) due 11/18/24◊	3,000,000	3,000,378
4.88% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	2,500,000	2,499,890
4.84% (SOFR — 0.00%, Rate Floor: 0.00%) due 11/15/24◊	2,000,000	1,999,896
Federal Farm Credit Bank
5.50% due 11/25/24	2,000,000	2,002,160
Total Federal Agency Notes
(Cost $9,500,778)		9,502,324

U.S. TREASURY BILLS†† - 11.9%
U.S. Treasury Bills
4.70% due 10/22/24[2]	4,000,000	3,989,008
4.85% due 12/12/24[2,3]	900,000	891,954
4.75% due 12/12/24[2]	300,000	297,318
4.50% due 12/12/24[2]	150,000	148,659
4.63% due 10/10/24[2,4]	13,000	12,985
Total U.S. Treasury Bills
(Cost $5,338,100)		5,339,924

REPURCHASE AGREEMENTS††,5 - 67.2%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	16,553,727	16,553,727
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	13,672,608	13,672,608
Total Repurchase Agreements
(Cost $30,226,335)		30,226,335

Total Investments - 150.2%
(Cost $67,466,253)		$67,523,254
Other Assets & Liabilities, net - (50.2)%		(22,559,940)
Total Net Assets - 100.0%		$44,963,314

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	28	Dec 2024	$8,142,400	$(54,769)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	12/18/24	1,153	$6,646,395	$(46,389)
Barclays Bank plc	S&P 500 Index	Receive	5.14% (SOFR + 0.30%)	At Maturity	12/19/24	1,697	9,779,426	(50,149)
BNP Paribas	S&P 500 Index	Receive	5.28% (Federal Funds Rate + 0.45%)	At Maturity	12/19/24	3,537	20,381,552	(142,255)
							$36,807,373	$(238,793)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 163

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
INVERSE S&P 500® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,791,545	$—	$—	$10,791,545
Federal Agency Discount Notes	—	11,663,126	—	11,663,126
Federal Agency Notes	—	9,502,324	—	9,502,324
U.S. Treasury Bills	—	5,339,924	—	5,339,924
Repurchase Agreements	—	30,226,335	—	30,226,335
Total Assets	$10,791,545	$56,731,709	$—	$67,523,254

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$54,769	$—	$—	$54,769
Equity Index Swap Agreements**	—	238,793	—	238,793
Total Liabilities	$54,769	$238,793	$—	$293,562

**	This derivative is reported as unrealized appreciation/depreciation at period end.

164 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,460,578	$—	$—	$—	$52,525	$6,513,103	262,625	$184,975
Guggenheim Ultra Short Duration Fund — Institutional Class	$4,231,473	$—	$—	$—	$46,969	$4,278,442	426,990	$110,119
	$10,692,051	$—	$—	$—	$99,494	$10,791,545		$295,094

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 165

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $26,501,875)	$26,505,374
Investments in affiliated issuers, at value (cost $10,738,043)	10,791,545
Repurchase agreements, at value (cost $30,226,335)	30,226,335
Segregated cash with broker	395,882
Receivables:
Fund shares sold	268,653
Interest	79,158
Dividends	46,192
Total assets	68,313,139

Liabilities:
Unrealized depreciation on OTC swap agreements	238,793
Payable for:
Fund shares redeemed	22,638,848
Swap settlement	323,692
Management fees	52,917
Variation margin on futures contracts	34,650
Transfer agent fees	22,909
Portfolio accounting and administration fees	3,138
Distribution and service fees	652
Trustees’ fees*	438
Miscellaneous	33,788
Total liabilities	23,349,825
Net assets	$44,963,314

Net assets consist of:
Paid in capital	$325,242,449
Total distributable earnings (loss)	(280,279,135)
Net assets	$44,963,314

Investor Class:
Net assets	$42,570,603
Capital shares outstanding	1,782,187
Net asset value per share	$23.89
Class A:
Net assets	$1,053,391
Capital shares outstanding	48,649
Net asset value per share	$21.65
Maximum offering price per share (Net asset value divided by 95.25%)	$22.73
Class C:
Net assets	$199,775
Capital shares outstanding	10,797
Net asset value per share	$18.50
Class H:
Net assets	$1,139,545
Capital shares outstanding	52,578
Net asset value per share	$21.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$295,094
Interest	952,408
Total investment income	1,247,502

Expenses:
Management fees	209,142
Distribution and service fees:
Class A	1,964
Class C	1,599
Class H	1,541
Transfer agent fees	47,759
Portfolio accounting and administration fees	35,455
Registration fees	12,856
Professional fees	12,395
Interest expense	5,528
Custodian fees	2,963
Trustees’ fees*	2,327
Miscellaneous	20,087
Total expenses	353,616
Less:
Expenses reimbursed by Adviser	(23,243)
Expenses waived by Adviser	(5,313)
Total waived/reimbursed expenses	(28,556)
Net expenses	325,060
Net investment income	922,442

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	52
Swap agreements	(4,360,718)
Futures contracts	(260,014)
Net realized loss	(4,620,680)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,164
Investments in affiliated issuers	99,494
Swap agreements	66,768
Futures contracts	(823)
Net change in unrealized appreciation (depreciation)	168,603
Net realized and unrealized loss	(4,452,077)
Net decrease in net assets resulting from operations	$(3,529,635)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

166 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$922,442	$1,976,484
Net realized loss on investments	(4,620,680)	(12,570,407)
Net change in unrealized appreciation (depreciation) on investments	168,603	2,115,246
Net decrease in net assets resulting from operations	(3,529,635)	(8,478,677)

Distributions to shareholders:
Investor Class	—	(946,025)
Class A	—	(110,261)
Class C	—	(16,224)
Class H	—	(21,482)
Total distributions to shareholders	—	(1,093,992)

Capital share transactions:
Proceeds from sale of shares
Investor Class	164,565,647	110,588,564
Class A	9,148,317	5,459,230
Class C	35,011	147,798
Class H	5,767,845	15,057,008
Distributions reinvested
Investor Class	—	931,300
Class A	—	109,255
Class C	—	16,224
Class H	—	21,466
Cost of shares redeemed
Investor Class	(154,458,736)	(123,376,671)
Class A	(9,119,142)	(7,927,015)
Class C	(236,795)	(423,222)
Class H	(5,808,098)	(15,201,206)
Net increase (decrease) from capital share transactions	9,894,049	(14,597,269)
Net increase (decrease) in net assets	6,364,414	(24,169,938)

Net assets:
Beginning of period	38,598,900	62,768,838
End of period	$44,963,314	$38,598,900

Capital share activity:
Shares sold
Investor Class	6,736,253	3,824,309
Class A	396,485	199,424
Class C	1,855	6,382
Class H	244,777	601,861
Shares issued from reinvestment of distributions
Investor Class	—	33,308
Class A	—	4,305
Class C	—	744
Class H	—	845
Shares redeemed
Investor Class	(6,366,034)	(4,258,649)
Class A	(400,619)	(298,253)
Class C	(12,250)	(18,572)
Class H	(246,410)	(605,047)
Net increase (decrease) in shares	354,057	(509,343)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 167

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$25.30	$31.00	$28.88	$34.46	$56.92	$56.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.50	1.17	.42	(.28)	(.47)	.31
Net gain (loss) on investments (realized and unrealized)	(1.91)	(6.11)	1.70	(5.30)	(21.84)	.26
Total from investment operations	(1.41)	(4.94)	2.12	(5.58)	(22.31)	.57
Less distributions from:
Net investment income	—	(.76)	—	—	(.15)	(.42)
Total distributions	—	(.76)	—	—	(.15)	(.42)
Net asset value, end of period	$23.89	$25.30	$31.00	$28.88	$34.46	$56.92

Total Return	(5.57%)	(16.19%)	7.34%	(16.19%)	(39.21%)	1.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,571	$35,725	$56,203	$47,555	$53,937	$85,839
Ratios to average net assets:
Net investment income (loss)	3.99%	4.04%	1.31%	(0.91%)	(1.12%)	0.58%
Total expenses[c]	1.50%	1.50%	1.53%	1.41%	1.51%	1.53%
Net expenses[d]	1.38%	1.40%	1.49%	1.39%	1.50%	1.51%
Portfolio turnover rate	—	—	—	—	—	—

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$22.95	$28.27	$26.40	$31.58	$52.33	$52.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.44	1.02	.40	(.32)	(.56)	.21
Net gain (loss) on investments (realized and unrealized)	(1.74)	(5.58)	1.47	(4.86)	(20.04)	.18
Total from investment operations	(1.30)	(4.56)	1.87	(5.18)	(20.60)	.39
Less distributions from:
Net investment income	—	(.76)	—	—	(.15)	(.42)
Total distributions	—	(.76)	—	—	(.15)	(.42)
Net asset value, end of period	$21.65	$22.95	$28.27	$26.40	$31.58	$52.33

Total Return[e]	(5.66%)	(16.38%)	7.08%	(16.40%)	(39.38%)	0.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,053	$1,211	$4,164	$1,829	$1,540	$7,575
Ratios to average net assets:
Net investment income (loss)	3.82%	3.77%	1.34%	(1.15%)	(1.39%)	0.43%
Total expenses[c]	1.75%	1.76%	1.79%	1.66%	1.78%	1.78%
Net expenses[d]	1.63%	1.66%	1.74%	1.64%	1.77%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

168 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$19.69	$24.55	$23.10	$27.84	$46.49	$46.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.70	.09	(.46)	(.80)	(.22)
Net gain (loss) on investments (realized and unrealized)	(1.49)	(4.80)	1.36	(4.28)	(17.70)	.21
Total from investment operations	(1.19)	(4.10)	1.45	(4.74)	(18.50)	(.01)
Less distributions from:
Net investment income	—	(.76)	—	—	(.15)	(.42)
Total distributions	—	(.76)	—	—	(.15)	(.42)
Net asset value, end of period	$18.50	$19.69	$24.55	$23.10	$27.84	$46.49

Total Return[e]	(6.04%)	(16.99%)	6.28%	(17.03%)	(39.82%)	0.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200	$417	$801	$762	$449	$6,376
Ratios to average net assets:
Net investment income (loss)	3.08%	3.03%	0.35%	(1.92%)	(2.16%)	(0.51%)
Total expenses[c]	2.49%	2.49%	2.53%	2.41%	2.54%	2.53%
Net expenses[d]	2.37%	2.39%	2.48%	2.39%	2.53%	2.51%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 169

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$22.98	$28.29	$26.41	$31.58	$52.32	$52.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.44	1.00	.25	(.32)	(.56)	.17
Net gain (loss) on investments (realized and unrealized)	(1.75)	(5.55)	1.63	(4.85)	(20.03)	.22
Total from investment operations	(1.31)	(4.55)	1.88	(5.17)	(20.59)	.39
Less distributions from:
Net investment income	—	(.76)	—	—	(.15)	(.42)
Total distributions	—	(.76)	—	—	(.15)	(.42)
Net asset value, end of period	$21.67	$22.98	$28.29	$26.41	$31.58	$52.32

Total Return	(5.70%)	(16.36%)	7.12%	(16.37%)	(39.37%)	0.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,140	$1,246	$1,600	$2,618	$933	$8,890
Ratios to average net assets:
Net investment income (loss)	3.82%	3.81%	0.86%	(1.15%)	(1.38%)	0.34%
Total expenses[c]	1.75%	1.75%	1.78%	1.66%	1.78%	1.78%
Net expenses[d]	1.62%	1.64%	1.74%	1.64%	1.76%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

170 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 81.8%

Technology - 39.8%
Apple, Inc.	250,893	$58,458,069
Microsoft Corp.	122,658	52,779,737
NVIDIA Corp.	404,786	49,157,212
Broadcom, Inc.	197,518	34,071,855
Advanced Micro Devices, Inc.*	68,982	11,318,567
Adobe, Inc.*	18,898	9,785,007
QUALCOMM, Inc.	47,480	8,073,974
Texas Instruments, Inc.	38,915	8,038,672
Intuit, Inc.	11,915	7,399,215
Applied Materials, Inc.	35,137	7,099,431
Micron Technology, Inc.	47,261	4,901,438
Analog Devices, Inc.	21,161	4,870,627
Lam Research Corp.	5,536	4,517,819
KLA Corp.	5,729	4,436,595
Intel Corp.*	182,250	4,275,585
ASML Holding N.V. — Class G	4,017	3,347,165
Synopsys, Inc.*	6,547	3,315,335
Cadence Design Systems, Inc.*	11,671	3,163,191
Crowdstrike Holdings, Inc. — Class A*	9,919	2,781,982
Marvell Technology, Inc.	36,919	2,662,598
NXP Semiconductor N.V.	10,857	2,605,789
Roper Technologies, Inc.	4,569	2,542,374
Autodesk, Inc.*	9,185	2,530,284
Fortinet, Inc.*	32,602	2,528,285
Workday, Inc. — Class A*	9,078	2,218,754
Paychex, Inc.	15,333	2,057,535
Microchip Technology, Inc.	22,867	1,835,991
Cognizant Technology Solutions Corp. — Class A	21,126	1,630,505
Electronic Arts, Inc.	11,261	1,615,278
Datadog, Inc. — Class A*	13,260	1,525,696
ON Semiconductor Corp.*	18,257	1,325,641
ANSYS, Inc.*	3,725	1,186,897
Take-Two Interactive Software, Inc.*	7,471	1,148,367
Zscaler, Inc.*	6,442	1,101,196
Atlassian Corp. — Class A*	6,821	1,083,243
Super Micro Computer, Inc.*	2,496	1,039,334
GLOBALFOUNDRIES, Inc.*	23,509	946,237
MongoDB, Inc.*	3,148	851,062
ARM Holdings plc ADR*	5,333	762,672
Total Technology		314,989,214

Communications - 21.0%
Meta Platforms, Inc. — Class A	57,354	32,831,724
Amazon.com, Inc.*	173,195	32,271,424
Alphabet, Inc. — Class A	96,683	16,034,875
Alphabet, Inc. — Class C	92,162	15,408,565
Netflix, Inc.*	18,292	12,973,967
T-Mobile US, Inc.	49,730	10,262,283
Cisco Systems, Inc.	171,715	9,138,672
Comcast Corp. — Class A	164,650	6,877,430
Booking Holdings, Inc.	1,429	6,019,119
Palo Alto Networks, Inc.*	13,801	4,717,182
MercadoLibre, Inc.*	2,161	4,434,286
PDD Holdings, Inc. ADR*	28,468	3,837,771
Airbnb, Inc. — Class A*	18,754	2,378,195
DoorDash, Inc. — Class A*	16,393	2,339,773
Trade Desk, Inc. — Class A*	19,080	2,092,122
Charter Communications, Inc. — Class A*	6,084	1,971,703
CDW Corp.	5,693	1,288,326
Warner Bros Discovery, Inc.*	104,504	862,158
Total Communications		165,739,575

Consumer, Non-cyclical - 9.4%
PepsiCo, Inc.	58,544	9,955,407
Intuitive Surgical, Inc.*	15,146	7,440,776
Amgen, Inc.	22,902	7,379,253
Vertex Pharmaceuticals, Inc.*	11,001	5,116,345
Regeneron Pharmaceuticals, Inc.*	4,621	4,857,780
Automatic Data Processing, Inc.	17,381	4,809,844
Gilead Sciences, Inc.	53,064	4,448,886
Mondelez International, Inc. — Class A	56,934	4,194,328
Cintas Corp.	17,180	3,537,019
PayPal Holdings, Inc.*	43,574	3,400,079
Monster Beverage Corp.*	41,750	2,178,097
Keurig Dr Pepper, Inc.	57,799	2,166,307
AstraZeneca plc ADR	24,819	1,933,648
GE HealthCare Technologies, Inc.	19,464	1,826,696
Kraft Heinz Co.	51,533	1,809,323
IDEXX Laboratories, Inc.*	3,508	1,772,312
Verisk Analytics, Inc. — Class A	6,070	1,626,517
Coca-Cola Europacific Partners plc	19,572	1,541,295
Biogen, Inc.*	6,208	1,203,359
Dexcom, Inc.*	17,080	1,145,043
Moderna, Inc.*	16,384	1,094,943
Illumina, Inc.*	6,790	885,484
Total Consumer, Non-cyclical		74,322,741

Consumer, Cyclical - 7.4%
Tesla, Inc.*	79,796	20,877,028
Costco Wholesale Corp.	18,896	16,751,682
Starbucks Corp.	48,299	4,708,670
Marriott International, Inc. — Class A	11,999	2,982,951
O’Reilly Automotive, Inc.*	2,472	2,846,755
PACCAR, Inc.	22,343	2,204,807
Copart, Inc.*	41,015	2,149,186
Ross Stores, Inc.	14,218	2,139,951
Fastenal Co.	24,407	1,743,148
Lululemon Athletica, Inc.*	5,015	1,360,820
Dollar Tree, Inc.*	9,161	644,202
Total Consumer, Cyclical		58,409,200

Industrial - 1.3%
Honeywell International, Inc.	27,690	5,723,800
CSX Corp.	82,632	2,853,283
Old Dominion Freight Line, Inc.	9,134	1,814,378
Total Industrial		10,391,461

Basic Materials - 1.2%
Linde plc	20,352	9,705,055

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.1%
Constellation Energy Corp.	13,327	$3,465,286
American Electric Power Company, Inc.	22,680	2,326,968
Exelon Corp.	42,643	1,729,174
Xcel Energy, Inc.	23,762	1,551,659
Total Utilities		9,073,087

Energy - 0.4%
Baker Hughes Co.	42,341	1,530,627
Diamondback Energy, Inc.	7,603	1,310,757
Total Energy		2,841,384

Financial - 0.2%
CoStar Group, Inc.*	17,467	1,317,710

Total Common Stocks
(Cost $543,737,138)		646,789,427

MUTUAL FUNDS† - 0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	301,467	3,020,703
Guggenheim Strategy Fund II1	115,431	2,862,700
Total Mutual Funds
(Cost $5,770,077)		5,883,403

	Face Amount
U.S. TREASURY BILLS†† - 12.7%
U.S. Treasury Bills
4.68% due 12/05/24[2,3]	$58,500,000	58,022,377
4.63% due 10/10/24[3,4]	29,323,000	29,288,949
4.85% due 12/12/24[2,3]	13,650,000	13,527,969
Total U.S. Treasury Bills
(Cost $100,802,294)		100,839,295

REPURCHASE AGREEMENTS††,5 - 3.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	15,028,581	15,028,581
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	12,412,909	12,412,909
Total Repurchase Agreements
(Cost $27,441,490)		27,441,490

Total Investments - 98.7%
(Cost $677,750,999)		$780,953,615
Other Assets & Liabilities, net - 1.3%		10,248,831
Total Net Assets - 100.0%		$791,202,446

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	627	Dec 2024	$254,195,205	$4,467,184

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	25,126	$504,044,474	$1,613,108
Barclays Bank plc	NASDAQ-100 Index	Pay	5.54% (SOFR + 0.70%)	At Maturity	12/19/24	6,600	132,391,982	764,548
BNP Paribas	NASDAQ-100 Index	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	2,254	45,207,920	198,493
							$681,644,376	$2,576,149

*	Non-income producing security.

172 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$646,789,427	$—	$—	$646,789,427
Mutual Funds	5,883,403	—	—	5,883,403
U.S. Treasury Bills	—	100,839,295	—	100,839,295
Repurchase Agreements	—	27,441,490	—	27,441,490
Equity Futures Contracts**	4,467,184	—	—	4,467,184
Equity Index Swap Agreements**	—	2,576,149	—	2,576,149
Total Assets	$657,140,014	$130,856,934	$—	$787,996,948

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 173

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,839,614	$—	$—	$—	$23,086	$2,862,700	115,431	$81,302
Guggenheim Ultra Short Duration Fund — Institutional Class	2,987,542	—	—	—	33,161	3,020,703	301,467	77,747
	$5,827,156	$—	$—	$—	$56,247	$5,883,403		$159,049

174 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $644,539,432)	$747,628,722
Investments in affiliated issuers, at value (cost $5,770,077)	5,883,403
Repurchase agreements, at value (cost $27,441,490)	27,441,490
Unrealized appreciation on OTC swap agreements	2,576,149
Receivables:
Fund shares sold	166,303,477
Variation margin on futures contracts	431,706
Investment Adviser	266,463
Dividends	119,537
Interest	3,701
Securities lending income	23
Total assets	950,654,671

Liabilities:
Segregated cash due to broker	390,000
Payable for:
Securities purchased	150,887,916
Fund shares redeemed	5,326,952
Swap settlement	1,218,184
Management fees	522,500
Transfer agent fees	332,646
Distribution and service fees	146,265
Portfolio accounting and administration fees	17,360
Trustees’ fees*	6,682
Miscellaneous	603,720
Total liabilities	159,452,225
Net assets	$791,202,446

Net assets consist of:
Paid in capital	$586,694,935
Total distributable earnings (loss)	204,507,511
Net assets	$791,202,446
Class A:
Net assets	$8,591,975
Capital shares outstanding	14,557
Net asset value per share	$590.23
Maximum offering price per share (Net asset value divided by 95.25%)	$619.66
Class C:
Net assets	$1,796,276
Capital shares outstanding	3,308
Net asset value per share	$543.01
Class H:
Net assets	$780,814,195
Capital shares outstanding	1,290,006
Net asset value per share	$605.28

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $3,588)	$2,287,260
Dividends from securities of affiliated issuers	159,049
Interest	3,967,147
Income from securities lending, net	10,253
Total investment income	6,423,709

Expenses:
Management fees	3,397,745
Distribution and service fees:
Class A	9,898
Class C	9,131
Class H	931,653
Transfer agent fees	777,013
Portfolio accounting and administration fees	487,124
Registration fees	246,723
Interest expense	115,775
Professional fees	104,019
Custodian fees	48,072
Trustees’ fees*	36,785
Miscellaneous	511,377
Total expenses	6,675,315
Less:
Expenses reimbursed by Adviser	(377,605)
Expenses waived by Adviser	(1,533,336)
Total waived/reimbursed expenses	(1,910,941)
Net expenses	4,764,374
Net investment income	1,659,335

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	81,803,145
Swap agreements	6,657,756
Futures contracts	14,416,015
Net realized gain	102,876,916
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(55,473,276)
Investments in affiliated issuers	56,247
Swap agreements	(864,493)
Futures contracts	2,833,321
Net change in unrealized appreciation (depreciation)	(53,448,201)
Net realized and unrealized gain	49,428,715
Net increase in net assets resulting from operations	$51,088,050

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 175

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,659,335	$1,215,164
Net realized gain on investments	102,876,916	204,655,816
Net change in unrealized appreciation (depreciation) on investments	(53,448,201)	99,936,035
Net increase in net assets resulting from operations	51,088,050	305,807,015

Distributions to shareholders:
Class A	—	(229,861)
Class C	—	(52,499)
Class H	—	(16,565,287)
Total distributions to shareholders	—	(16,847,647)

Capital share transactions:
Proceeds from sale of shares
Class A	3,218,626	5,788,991
Class C	278,979	442,703
Class H	2,231,649,200	2,095,676,099
Distributions reinvested
Class A	—	211,140
Class C	—	36,396
Class H	—	16,560,168
Cost of shares redeemed
Class A	(3,133,141)	(6,391,583)
Class C	(481,998)	(326,833)
Class H	(2,139,554,946)	(2,138,872,563)
Net increase (decrease) from capital share transactions	91,976,720	(26,875,482)
Net increase in net assets	143,064,770	262,083,886

Net assets:
Beginning of period	648,137,676	386,053,790
End of period	$791,202,446	$648,137,676

Capital share activity:
Shares sold
Class A	6,027	14,718
Class C	589	1,149
Class H	4,018,333	4,803,990
Shares issued from reinvestment of distributions
Class A	—	507
Class C	—	94
Class H	—	38,772
Shares redeemed
Class A	(5,907)	(16,225)
Class C	(999)	(933)
Class H	(3,954,682)	(4,858,568)
Net increase (decrease) in shares	63,361	(16,496)

176 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$508.07	$298.90	$429.31	$355.42	$141.86	$134.54
Income (loss) from investment operations:
Net investment income (loss)[b]	1.45	1.04	.32	(3.11)	(1.74)	.23
Net gain (loss) on investments (realized and unrealized)	80.71	224.62	(130.73)	88.53	233.57	7.28
Total from investment operations	82.16	225.66	(130.41)	85.42	231.83	7.51
Less distributions from:
Net investment income	—	(.60)	—	—	—	(.19)
Net realized gains	—	(15.89)	—	(11.53)	(18.27)	—
Total distributions	—	(16.49)	—	(11.53)	(18.27)	(.19)
Net asset value, end of period	$590.23	$508.07	$298.90	$429.31	$355.42	$141.86

Total Return[c]	16.17%	76.76%	(30.38%)	23.48%	164.83%	5.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,592	$7,335	$4,614	$8,376	$5,504	$2,434
Ratios to average net assets:
Net investment income (loss)	0.54%	0.26%	0.12%	(0.70%)	(0.60%)	0.15%
Total expenses[d]	1.77%	1.95%	1.77%	1.69%	1.77%	1.83%
Net expenses[e,f]	1.24%	1.42%	1.31%	1.32%	1.33%	1.34%
Portfolio turnover rate	248%	334%	1,054%	922%	509%	990%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$469.27	$278.89	$403.95	$337.38	$136.06	$130.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.55)	(1.79)	(1.56)	(6.08)	(3.70)	(.83)
Net gain (loss) on investments (realized and unrealized)	74.29	208.66	(123.50)	84.18	223.29	7.07
Total from investment operations	73.74	206.87	(125.06)	78.10	219.59	6.24
Less distributions from:
Net investment income	—	(.60)	—	—	—	(.19)
Net realized gains	—	(15.89)	—	(11.53)	(18.27)	—
Total distributions	—	(16.49)	—	(11.53)	(18.27)	(.19)
Net asset value, end of period	$543.01	$469.27	$278.89	$403.95	$337.38	$136.06

Total Return[c]	15.71%	75.44%	(30.96%)	22.55%	162.86%	4.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,796	$1,745	$951	$1,433	$1,751	$552
Ratios to average net assets:
Net investment income (loss)	(0.22%)	(0.49%)	(0.61%)	(1.44%)	(1.34%)	(0.55%)
Total expenses[d]	2.52%	2.71%	2.52%	2.44%	2.52%	2.58%
Net expenses[e,f]	1.99%	2.17%	2.06%	2.07%	2.08%	2.09%
Portfolio turnover rate	248%	334%	1,054%	922%	509%	990%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 177

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$521.10	$306.31	$440.25	$364.34	$145.23	$137.80
Income (loss) from investment operations:
Net investment income (loss)[b]	1.22	.96	.27	(3.35)	(1.81)	.12
Net gain (loss) on investments (realized and unrealized)	82.96	230.32	(134.21)	90.79	239.19	7.50
Total from investment operations	84.18	231.28	(133.94)	87.44	237.38	7.62
Less distributions from:
Net investment income	—	(.60)	—	—	—	(.19)
Net realized gains	—	(15.89)	—	(11.53)	(18.27)	—
Total distributions	—	(16.49)	—	(11.53)	(18.27)	(.19)
Net asset value, end of period	$605.28	$521.10	$306.31	$440.25	$364.34	$145.23

Total Return	16.15%	76.74%	(30.42%)	23.46%	164.81%	5.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$780,814	$639,058	$380,489	$113,538	$90,776	$22,586
Ratios to average net assets:
Net investment income (loss)	0.44%	0.24%	0.10%	(0.71%)	(0.60%)	0.08%
Total expenses[d]	1.77%	1.95%	1.77%	1.69%	1.77%	1.82%
Net expenses[e,f]	1.26%	1.43%	1.32%	1.33%	1.33%	1.34%
Portfolio turnover rate	248%	334%	1,054%	922%	509%	990%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	09/30/24[a]	03/31/24	03/31/23	03/31/22	03/31/21	03/31/20
Class A	1.21%	1.22%	1.27%	1.32%	1.33%	1.33%
Class C	1.96%	1.97%	2.02%	2.06%	2.08%	2.08%
Class H	1.23%	1.24%	1.28%	1.33%	1.33%	1.33%

178 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 95.7%

Technology - 46.6%
Apple, Inc.	691,783	$161,185,439
Microsoft Corp.	338,201	145,527,890
NVIDIA Corp.	1,116,107	135,540,034
Broadcom, Inc.	544,611	93,945,398
Advanced Micro Devices, Inc.*	190,203	31,208,508
Adobe, Inc.*	52,108	26,980,480
QUALCOMM, Inc.	130,917	22,262,436
Texas Instruments, Inc.	107,301	22,165,168
Intuit, Inc.	32,852	20,401,092
Applied Materials, Inc.	96,884	19,575,412
Micron Technology, Inc.	130,310	13,514,450
Analog Devices, Inc.	58,348	13,429,959
Lam Research Corp.	15,264	12,456,645
KLA Corp.	15,798	12,234,129
Intel Corp.*	502,513	11,788,955
ASML Holding N.V. — Class G	11,076	9,229,077
Synopsys, Inc.*	18,054	9,142,365
Cadence Design Systems, Inc.*	32,179	8,721,474
Crowdstrike Holdings, Inc. — Class A*	27,349	7,670,574
Marvell Technology, Inc.	101,795	7,341,455
NXP Semiconductor N.V.	29,936	7,184,939
Roper Technologies, Inc.	12,598	7,010,031
Autodesk, Inc.*	25,326	6,976,807
Fortinet, Inc.*	89,892	6,971,124
Workday, Inc. — Class A*	25,032	6,118,071
Paychex, Inc.	42,277	5,673,151
Microchip Technology, Inc.	63,050	5,062,285
Cognizant Technology Solutions Corp. — Class A	58,249	4,495,658
Electronic Arts, Inc.	31,049	4,453,669
Datadog, Inc. — Class A*	36,561	4,206,709
ON Semiconductor Corp.*	50,340	3,655,188
ANSYS, Inc.*	10,270	3,272,330
Take-Two Interactive Software, Inc.*	20,599	3,166,272
Zscaler, Inc.*	17,763	3,036,407
Atlassian Corp. — Class A*	18,807	2,986,740
Super Micro Computer, Inc.*	6,882	2,865,665
GLOBALFOUNDRIES, Inc.*,1	64,820	2,609,005
MongoDB, Inc.*	8,681	2,346,908
ARM Holdings plc ADR*,1	14,706	2,103,105
Total Technology		868,515,004

Communications - 24.5%
Meta Platforms, Inc. — Class A	158,142	90,526,807
Amazon.com, Inc.*	477,545	88,980,960
Alphabet, Inc. — Class A	266,583	44,212,791
Alphabet, Inc. — Class C	254,117	42,485,821
Netflix, Inc.*	50,435	35,772,032
T-Mobile US, Inc.	137,120	28,296,083
Cisco Systems, Inc.	473,464	25,197,754
Comcast Corp. — Class A	453,985	18,962,953
Booking Holdings, Inc.	3,940	16,595,753
Palo Alto Networks, Inc.*	38,053	13,006,515
MercadoLibre, Inc.*	5,958	12,225,578
PDD Holdings, Inc. ADR*	78,494	10,581,776
Airbnb, Inc. — Class A*	51,709	6,557,218
DoorDash, Inc. — Class A*	45,201	6,451,539
Trade Desk, Inc. — Class A*	52,609	5,768,577
Charter Communications, Inc. — Class A*	16,775	5,436,442
CDW Corp.	15,698	3,552,457
Warner Bros Discovery, Inc.*	288,147	2,377,213
Total Communications		456,988,269

Consumer, Non-cyclical - 11.0%
PepsiCo, Inc.	161,422	27,449,811
Intuitive Surgical, Inc.*	41,761	20,515,926
Amgen, Inc.	63,147	20,346,595
Vertex Pharmaceuticals, Inc.*	30,332	14,106,807
Regeneron Pharmaceuticals, Inc.*	12,741	13,393,849
Automatic Data Processing, Inc.	47,924	13,262,009
Gilead Sciences, Inc.	146,311	12,266,714
Mondelez International, Inc. — Class A	156,982	11,564,864
Cintas Corp.	47,369	9,752,330
PayPal Holdings, Inc.*	120,144	9,374,836
Monster Beverage Corp.*	115,116	6,005,602
Keurig Dr Pepper, Inc.	159,367	5,973,075
AstraZeneca plc ADR	68,432	5,331,537
GE HealthCare Technologies, Inc.	53,667	5,036,648
Kraft Heinz Co.	142,090	4,988,780
IDEXX Laboratories, Inc.*	9,673	4,886,993
Verisk Analytics, Inc. — Class A	16,739	4,485,382
Coca-Cola Europacific Partners plc	53,965	4,249,744
Biogen, Inc.*	17,118	3,318,153
Dexcom, Inc.*	47,093	3,157,115
Moderna, Inc.*	45,174	3,018,978
Illumina, Inc.*	18,721	2,441,406
Total Consumer, Non-cyclical		204,927,154

Consumer, Cyclical - 8.7%
Tesla, Inc.*,1	220,018	57,563,310
Costco Wholesale Corp.	52,100	46,187,692
Starbucks Corp.	133,173	12,983,036
Marriott International, Inc. — Class A	33,084	8,224,682
O’Reilly Automotive, Inc.*	6,817	7,850,457
PACCAR, Inc.	61,606	6,079,280
Copart, Inc.*	113,089	5,925,863
Ross Stores, Inc.	39,202	5,900,293
Fastenal Co.	67,297	4,806,352
Lululemon Athletica, Inc.*	13,827	3,751,956
Dollar Tree, Inc.*	25,261	1,776,354
Total Consumer, Cyclical		161,049,275

Industrial - 1.6%
Honeywell International, Inc.	76,349	15,782,102
CSX Corp.	227,840	7,867,315
Old Dominion Freight Line, Inc.	25,185	5,002,748
Total Industrial		28,652,165

Basic Materials - 1.4%
Linde plc	56,117	26,759,953

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 179

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NASDAQ-100® FUND

	Shares	Value
Utilities - 1.3%
Constellation Energy Corp.	36,747	$9,554,955
American Electric Power Company, Inc.	62,534	6,415,988
Exelon Corp.	117,578	4,767,788
Xcel Energy, Inc.	65,517	4,278,260
Total Utilities		25,016,991

Energy - 0.4%
Baker Hughes Co.	116,747	4,220,404
Diamondback Energy, Inc.	20,965	3,614,366
Total Energy		7,834,770

Financial - 0.2%
CoStar Group, Inc.*	48,161	3,633,266

Total Common Stocks
(Cost $473,852,047)		1,783,376,847

MUTUAL FUNDS† - 2.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	27,618,720
Guggenheim Strategy Fund II2	575,584	14,274,495
Guggenheim Strategy Fund III[2]	370,504	9,221,839
Total Mutual Funds
(Cost $51,083,879)		51,115,054

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 0.2%
Federal Farm Credit Bank
4.73% due 10/18/24[3]	$4,000,000	3,991,066
Total Federal Agency Discount Notes
(Cost $3,991,066)		3,991,066

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
4.85% due 12/12/24[3,4]	950,000	941,507
4.63% due 10/10/24[3,5]	591,000	590,314
4.49% due 12/12/24[3]	50,000	49,553
Total U.S. Treasury Bills
(Cost $1,580,574)		1,581,374

REPURCHASE AGREEMENTS††,6 - 1.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	14,243,034	14,243,034
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	11,764,083	11,764,083
Total Repurchase Agreements
(Cost $26,007,117)		26,007,117

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[8]	1,746,916	1,746,916
Total Securities Lending Collateral
(Cost $1,746,916)		1,746,916

Total Investments - 100.2%
(Cost $558,261,599)		$1,867,818,374
Other Assets & Liabilities, net - (0.2)%		(5,178,185)
Total Net Assets - 100.0%		$1,862,640,189

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	14	Dec 2024	$5,675,810	$71,746

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	2,466	$49,476,167	$213,560
BNP Paribas	NASDAQ-100 Index	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	713	14,293,984	62,757
Barclays Bank plc	NASDAQ-100 Index	Pay	5.54% (SOFR + 0.70%)	At Maturity	12/19/24	501	10,041,709	58,005
							$73,811,860	$334,322

180 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,783,376,847	$—	$—	$1,783,376,847
Mutual Funds	51,115,054	—	—	51,115,054
Federal Agency Discount Notes	—	3,991,066	—	3,991,066
U.S. Treasury Bills	—	1,581,374	—	1,581,374
Repurchase Agreements	—	26,007,117	—	26,007,117
Securities Lending Collateral	1,746,916	—	—	1,746,916
Equity Futures Contracts**	71,746	—	—	71,746
Equity Index Swap Agreements**	—	334,322	—	334,322
Total Assets	$1,836,310,563	$31,913,879	$—	$1,868,224,442

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,159,378	$—	$—	$—	$115,117	$14,274,495	575,584	$405,403
Guggenheim Strategy Fund III	9,140,329	—	—	—	81,510	9,221,839	370,504	250,148
Guggenheim Ultra Short Duration Fund — Institutional Class	27,315,520	—	—	—	303,200	27,618,720	2,756,359	710,853
	$50,615,227	$—	$—	$—	$499,827	$51,115,054		$1,366,404

182 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $1,682,430 of securities loaned (cost $481,170,603)	$1,790,696,203
Investments in affiliated issuers, at value (cost $51,083,879)	51,115,054
Repurchase agreements, at value (cost $26,007,117)	26,007,117
Segregated cash with broker	24,133
Unrealized appreciation on OTC swap agreements	334,322
Receivables:
Fund shares sold	692,956
Dividends	500,368
Investment Adviser	50,479
Variation margin on futures contracts	13,790
Interest	3,508
Securities lending income	244
Total assets	1,869,438,174
Liabilities:
Segregated cash due to broker	470,000
Payable for:
Return of securities lending collateral	1,746,916
Fund shares redeemed	1,088,350
Management fees	1,040,173
Transfer agent fees	796,498
Licensing fees	370,244
Distribution and service fees	86,417
Portfolio accounting and administration fees	79,364
Swap settlement	16,606
Trustees’ fees*	16,019
Miscellaneous	1,087,398
Total liabilities	6,797,985
Net assets	$1,862,640,189
Net assets consist of:
Paid in capital	$436,508,485
Total distributable earnings (loss)	1,426,131,704
Net assets	$1,862,640,189
Investor Class:
Net assets	$1,637,404,481
Capital shares outstanding	19,439,473
Net asset value per share	$84.23
Class A:
Net assets	$105,559,789
Capital shares outstanding	1,411,679
Net asset value per share	$74.78
Maximum offering price per share (Net asset value divided by 95.25%)	$78.51
Class C:
Net assets	$79,271,511
Capital shares outstanding	1,325,476
Net asset value per share	$59.81
Class H:
Net assets	$40,404,408
Capital shares outstanding	540,486
Net asset value per share	$74.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $9,992)	$7,181,820
Dividends from securities of affiliated issuers	1,366,404
Interest	1,193,170
Income from securities lending, net	33,593
Total investment income	9,774,987

Expenses:
Management fees	6,960,676
Distribution and service fees:
Class A	126,011
Class C	396,169
Class H	49,611
Transfer agent fees	1,910,922
Portfolio accounting and administration fees	989,222
Registration fees	728,274
Professional fees	305,378
Custodian fees	119,094
Trustees’ fees*	98,646
Interest expense	27,878
Miscellaneous	1,066,309
Total expenses	12,778,190
Less:
Expenses reimbursed by Adviser	(463,612)
Expenses waived by Adviser	(372,732)
Total waived/reimbursed expenses	(836,344)
Net expenses	11,941,846
Net investment loss	(2,166,859)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	32,901,647
Swap agreements	6,664,468
Futures contracts	(1,422,605)
Net realized gain	38,143,510
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	134,701,307
Investments in affiliated issuers	499,827
Swap agreements	(68,856)
Futures contracts	(121,897)
Net change in unrealized appreciation (depreciation)	135,010,381
Net realized and unrealized gain	173,153,891
Net increase in net assets resulting from operations	$170,987,032

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 183

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,166,859)	$(2,716,420)
Net realized gain on investments	38,143,510	212,641,501
Net change in unrealized appreciation (depreciation) on investments	135,010,381	293,377,084
Net increase in net assets resulting from operations	170,987,032	503,302,165

Capital share transactions:
Proceeds from sale of shares
Investor Class	692,777,409	1,542,602,229
Class A	9,708,912	19,822,679
Class C	3,607,877	10,446,786
Class H	24,297,220	37,156,428
Cost of shares redeemed
Investor Class	(766,868,086)	(1,651,676,803)
Class A	(8,570,555)	(14,123,233)
Class C	(12,444,250)	(25,335,049)
Class H	(24,130,482)	(32,030,171)
Net decrease from capital share transactions	(81,621,955)	(113,137,134)
Net increase in net assets	89,365,077	390,165,031

Net assets:
Beginning of period	1,773,275,112	1,383,110,081
End of period	$1,862,640,189	$1,773,275,112

Capital share activity:
Shares sold
Investor Class	8,615,191	23,161,963
Class A	138,872	343,412
Class C	63,966	222,984
Class H	345,392	633,174
Shares redeemed
Investor Class	(9,492,542)	(24,846,491)
Class A	(120,353)	(243,576)
Class C	(221,262)	(543,161)
Class H	(345,005)	(543,569)
Net decrease in shares	(1,015,741)	(1,815,264)

184 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$76.79	$55.65	$68.39	$63.43	$39.68	$38.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.07)	(.10)	(.37)	(.28)	(.08)
Net gain (loss) on investments (realized and unrealized)	7.51	21.21	(8.57)	8.70	26.64	2.21
Total from investment operations	7.44	21.14	(8.67)	8.33	26.36	2.13
Less distributions from:
Net realized gains	—	—	(4.07)	(3.37)	(2.61)	(.84)
Total distributions	—	—	(4.07)	(3.37)	(2.61)	(.84)
Net asset value, end of period	$84.23	$76.79	$55.65	$68.39	$63.43	$39.68

Total Return	9.69%	37.99%	(11.56%)	12.69%	66.78%	5.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,637,404	$1,560,083	$1,224,330	$1,424,456	$1,386,721	$888,189
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(0.11%)	(0.19%)	(0.53%)	(0.50%)	(0.19%)
Total expenses[c]	1.32%	1.34%	1.30%	1.25%	1.33%	1.37%
Net expenses[d]	1.23%	1.27%	1.27%	1.24%	1.33%	1.37%
Portfolio turnover rate	14%	70%	50%	44%	57%	54%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$68.25	$49.59	$61.69	$57.63	$36.29	$35.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.21)	(.21)	(.50)	(.39)	(.17)
Net gain (loss) on investments (realized and unrealized)	6.68	18.87	(7.82)	7.93	24.34	2.04
Total from investment operations	6.53	18.66	(8.03)	7.43	23.95	1.87
Less distributions from:
Net realized gains	—	—	(4.07)	(3.37)	(2.61)	(.84)
Total distributions	—	—	(4.07)	(3.37)	(2.61)	(.84)
Net asset value, end of period	$74.78	$68.25	$49.59	$61.69	$57.63	$36.29

Total Return[e]	9.57%	37.63%	(11.78%)	12.40%	66.37%	5.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$105,560	$95,089	$64,133	$74,179	$69,808	$41,054
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.36%)	(0.43%)	(0.78%)	(0.75%)	(0.44%)
Total expenses[c]	1.57%	1.59%	1.54%	1.50%	1.58%	1.62%
Net expenses[d]	1.48%	1.51%	1.52%	1.49%	1.58%	1.62%
Portfolio turnover rate	14%	70%	50%	44%	57%	54%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 185

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$54.80	$40.11	$51.32	$48.76	$31.18	$30.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.52)	(.48)	(.82)	(.66)	(.39)
Net gain (loss) on investments (realized and unrealized)	5.34	15.21	(6.66)	6.75	20.85	1.77
Total from investment operations	5.01	14.69	(7.14)	5.93	20.19	1.38
Less distributions from:
Net realized gains	—	—	(4.07)	(3.37)	(2.61)	(.84)
Total distributions	—	—	(4.07)	(3.37)	(2.61)	(.84)
Net asset value, end of period	$59.81	$54.80	$40.11	$51.32	$48.76	$31.18

Total Return[e]	9.14%	36.62%	(12.45%)	11.57%	65.17%	4.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,272	$81,249	$72,314	$106,419	$115,315	$80,633
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.12%)	(1.19%)	(1.53%)	(1.50%)	(1.19%)
Total expenses[c]	2.31%	2.34%	2.29%	2.25%	2.33%	2.37%
Net expenses[d]	2.22%	2.27%	2.27%	2.24%	2.33%	2.37%
Portfolio turnover rate	14%	70%	50%	44%	57%	54%

186 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$68.24	$49.57	$61.67	$57.61	$36.28	$35.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.20)	(.21)	(.51)	(.38)	(.16)
Net gain (loss) on investments (realized and unrealized)	6.67	18.87	(7.82)	7.94	24.32	2.02
Total from investment operations	6.52	18.67	(8.03)	7.43	23.94	1.86
Less distributions from:
Net realized gains	—	—	(4.07)	(3.37)	(2.61)	(.84)
Total distributions	—	—	(4.07)	(3.37)	(2.61)	(.84)
Net asset value, end of period	$74.76	$68.24	$49.57	$61.67	$57.61	$36.28

Total Return	9.55%	37.66%	(11.77%)	12.41%	66.36%	5.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,404	$36,854	$22,333	$28,879	$24,532	$23,777
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.35%)	(0.42%)	(0.79%)	(0.75%)	(0.43%)
Total expenses[c]	1.57%	1.59%	1.54%	1.50%	1.59%	1.62%
Net expenses[d]	1.48%	1.51%	1.52%	1.49%	1.59%	1.62%
Portfolio turnover rate	14%	70%	50%	44%	57%	54%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 14.1%
Guggenheim Strategy Fund II1	49,399	$1,225,103
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	873,430
Total Mutual Funds
(Cost $2,033,556)		2,098,533

	Face Amount
U.S. TREASURY BILLS†† - 23.3%
U.S. Treasury Bills
4.70% due 10/22/24[2]	$3,000,000	2,991,756
4.85% due 12/12/24[2,3]	350,000	346,871
4.63% due 10/10/24[2,4]	126,000	125,854
Total U.S. Treasury Bills
(Cost $3,463,479)		3,464,481

FEDERAL AGENCY DISCOUNT NOTES†† - 22.1%
Federal Home Loan Bank
4.68% due 11/13/24[2]	2,000,000	1,988,605
5.18% due 10/04/24[2]	1,300,000	1,299,501
Total Federal Agency Discount Notes
(Cost $3,288,044)		3,288,106

REPURCHASE AGREEMENTS††,5 - 40.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	3,311,559	3,311,559
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	2,735,193	2,735,193
Total Repurchase Agreements
(Cost $6,046,752)		6,046,752

Total Investments - 100.1%
(Cost $14,831,831)		$14,897,872
Other Assets & Liabilities, net - (0.1)%		(18,153)
Total Net Assets - 100.0%		$14,879,719

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	6	Dec 2024	$2,432,490	$(60,801)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	12/18/24	99	$1,981,527	$(8,529)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.19% (SOFR + 0.35%)	At Maturity	12/19/24	185	3,710,806	(21,424)
BNP Paribas	NASDAQ-100 Index	Receive	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/19/24	339	6,794,387	(29,848)
							$12,486,720	$(59,801)

188 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
INVERSE NASDAQ-100® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,098,533	$—	$—	$2,098,533
U.S. Treasury Bills	—	3,464,481	—	3,464,481
Federal Agency Discount Notes	—	3,288,106	—	3,288,106
Repurchase Agreements	—	6,046,752	—	6,046,752
Total Assets	$2,098,533	$12,799,339	$—	$14,897,872

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$60,801	$—	$—	$60,801
Equity Index Swap Agreements**	—	59,801	—	59,801
Total Liabilities	$60,801	$59,801	$—	$120,602

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 189

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,215,224	$—	$—	$—	$9,879	$1,225,103	49,399	$34,794
Guggenheim Ultra Short Duration Fund — Institutional Class	863,841	—	—	—	9,589	873,430	87,169	22,480
	$2,079,065	$—	$—	$—	$19,468	$2,098,533		$57,274

190 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $6,751,523)	$6,752,587
Investments in affiliated issuers, at value (cost $2,033,556)	2,098,533
Repurchase agreements, at value (cost $6,046,752)	6,046,752
Segregated cash with broker	34,285
Receivables:
Fund shares sold	54,153
Dividends	8,965
Swap settlement	7,389
Interest	816
Total assets	15,003,480

Liabilities:
Unrealized depreciation on OTC swap agreements	59,801
Payable for:
Fund shares redeemed	23,918
Management fees	10,636
Transfer agent fees	7,537
Variation margin on futures contracts	5,910
Portfolio accounting and administration fees	631
Distribution and service fees	474
Trustees’ fees*	153
Miscellaneous	14,701
Total liabilities	123,761
Net assets	$14,879,719

Net assets consist of:
Paid in capital	$96,923,940
Total distributable earnings (loss)	(82,044,221)
Net assets	$14,879,719

Investor Class:
Net assets	$13,417,449
Capital shares outstanding	852,050
Net asset value per share	$15.75
Class A:
Net assets	$660,361
Capital shares outstanding	43,988
Net asset value per share	$15.01
Maximum offering price per share (Net asset value divided by 95.25%)	$15.76
Class C:
Net assets	$310,779
Capital shares outstanding	25,717
Net asset value per share	$12.08
Class H:
Net assets	$491,130
Capital shares outstanding	33,243
Net asset value per share	$14.77

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$57,274
Interest	444,200
Total investment income	501,474

Expenses:
Management fees	83,027
Distribution and service fees:
Class A	863
Class C	1,137
Class H	617
Transfer agent fees	18,955
Portfolio accounting and administration fees	14,076
Registration fees	8,371
Interest expense	5,518
Professional fees	3,167
Custodian fees	1,186
Trustees’ fees*	1,006
Miscellaneous	9,136
Total expenses	147,059
Less:
Expenses reimbursed by Adviser	(9,227)
Expenses waived by Adviser	(1,085)
Total waived/reimbursed expenses	(10,312)
Net expenses	136,747
Net investment income	364,727

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	33
Swap agreements	(1,370,976)
Futures contracts	(256,109)
Net realized loss	(1,627,052)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	943
Investments in affiliated issuers	19,468
Swap agreements	10,468
Futures contracts	(46,054)
Net change in unrealized appreciation (depreciation)	(15,175)
Net realized and unrealized loss	(1,642,227)
Net decrease in net assets resulting from operations	$(1,277,500)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 191

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$364,727	$857,387
Net realized loss on investments	(1,627,052)	(7,363,158)
Net change in unrealized appreciation (depreciation) on investments	(15,175)	1,233,909
Net decrease in net assets resulting from operations	(1,277,500)	(5,271,862)

Distributions to shareholders:
Investor Class	—	(633,663)
Class A	—	(43,792)
Class C	—	(10,242)
Class H	—	(14,762)
Total distributions to shareholders	—	(702,459)

Capital share transactions:
Proceeds from sale of shares
Investor Class	29,299,002	64,417,535
Class A	434,248	3,458,929
Class C	461,936	737,897
Class H	1,578,935	8,247,456
Distributions reinvested
Investor Class	—	625,369
Class A	—	43,782
Class C	—	10,242
Class H	—	14,762
Cost of shares redeemed
Investor Class	(30,272,683)	(73,872,760)
Class A	(563,292)	(3,531,658)
Class C	(305,611)	(563,509)
Class H	(1,370,726)	(8,405,636)
Net decrease from capital share transactions	(738,191)	(8,817,591)
Net decrease in net assets	(2,015,691)	(14,791,912)

Net assets:
Beginning of period	16,895,410	31,687,322
End of period	$14,879,719	$16,895,410

Capital share activity:
Shares sold
Investor Class	1,731,477	3,193,707
Class A	28,019	167,977
Class C	37,770	44,959
Class H	103,271	427,115
Shares issued from reinvestment of distributions
Investor Class	—	33,822
Class A	—	2,479
Class C	—	716
Class H	—	849
Shares redeemed
Investor Class	(1,800,812)	(3,597,299)
Class A	(35,864)	(177,952)
Class C	(24,325)	(35,610)
Class H	(90,965)	(433,402)
Net decrease in shares	(51,429)	(372,639)

192 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$16.90	$23.05	$21.73	$26.17	$47.65	$54.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.81	.40	(.28)	(.40)	.09
Net gain (loss) on investments (realized and unrealized)	(1.48)	(6.09)	.92 [f]	(4.16)	(21.05)	(6.83)
Total from investment operations	(1.15)	(5.28)	1.32	(4.44)	(21.45)	(6.74)
Less distributions from:
Net investment income	—	(.87)	—	—	(.03)	(.33)
Total distributions	—	(.87)	—	—	(.03)	(.33)
Net asset value, end of period	$15.75	$16.90	$23.05	$21.73	$26.17	$47.65

Total Return	(6.80%)	(23.27%)	6.07%	(16.97%)	(45.03%)	(12.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,417	$15,568	$29,762	$14,902	$26,018	$59,321
Ratios to average net assets:
Net investment income (loss)	3.98%	4.04%	1.55%	(1.22%)	(1.28%)	0.17%
Total expenses[c]	1.57%	1.54%	1.59%	1.46%	1.54%	1.57%
Net expenses[d]	1.45%	1.45%	1.55%	1.44%	1.52%	1.54%
Portfolio turnover rate	—	—	—	23%	37%	37%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$16.12	$22.10	$20.88	$25.22	$46.04	$53.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.74	.33	(.31)	(.45)	.19
Net gain (loss) on investments (realized and unrealized)	(1.41)	(5.85)	.89 [f]	(4.03)	(20.34)	(6.83)
Total from investment operations	(1.11)	(5.11)	1.22	(4.34)	(20.79)	(6.64)
Less distributions from:
Net investment income	—	(.87)	—	—	(.03)	(.33)
Total distributions	—	(.87)	—	—	(.03)	(.33)
Net asset value, end of period	$15.01	$16.12	$22.10	$20.88	$25.22	$46.04

Total Return[e]	(6.89%)	(23.51%)	5.84%	(17.21%)	(45.17%)	(12.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$660	$836	$1,311	$1,885	$1,489	$523
Ratios to average net assets:
Net investment income (loss)	3.73%	3.80%	1.35%	(1.41%)	(1.51%)	0.39%
Total expenses[c]	1.81%	1.78%	1.82%	1.70%	1.78%	1.81%
Net expenses[d]	1.70%	1.69%	1.78%	1.68%	1.76%	1.76%
Portfolio turnover rate	—	—	—	23%	37%	37%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 193

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$13.03	$18.19	$17.31	$21.07	$38.76	$45.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.48	(.24)	(.38)	(.60)	(.17)
Net gain (loss) on investments (realized and unrealized)	(1.14)	(4.77)	1.12 [f]	(3.38)	(17.06)	(5.77)
Total from investment operations	(.95)	(4.29)	.88	(3.76)	(17.66)	(5.94)
Less distributions from:
Net investment income	—	(.87)	—	—	(.03)	(.33)
Total distributions	—	(.87)	—	—	(.03)	(.33)
Net asset value, end of period	$12.08	$13.03	$18.19	$17.31	$21.07	$38.76

Total Return[e]	(7.29%)	(24.06%)	5.08%	(17.85%)	(45.58%)	(13.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$311	$160	$40	$707	$73	$234
Ratios to average net assets:
Net investment income (loss)	2.95%	3.10%	(1.22%)	(2.16%)	(2.26%)	(0.41%)
Total expenses[c]	2.58%	2.55%	2.56%	2.45%	2.55%	2.57%
Net expenses[d]	2.47%	2.46%	2.55%	2.43%	2.54%	2.53%
Portfolio turnover rate	—	—	—	23%	37%	37%

194 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$15.87	$21.77	$20.57	$24.83	$45.36	$52.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.71	.09	(.32)	(.46)	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.39)	(5.74)	1.11 [f]	(3.94)	(20.04)	(6.53)
Total from investment operations	(1.10)	(5.03)	1.20	(4.26)	(20.50)	(6.55)
Less distributions from:
Net investment income	—	(.87)	—	—	(.03)	(.33)
Total distributions	—	(.87)	—	—	(.03)	(.33)
Net asset value, end of period	$14.77	$15.87	$21.77	$20.57	$24.83	$45.36

Total Return	(6.93%)	(23.41%)	5.83%	(17.16%)	(45.21%)	(12.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$491	$332	$574	$2,567	$337	$583
Ratios to average net assets:
Net investment income (loss)	3.72%	3.79%	0.39%	(1.49%)	(1.51%)	(0.05%)
Total expenses[c]	1.83%	1.80%	1.83%	1.72%	1.79%	1.82%
Net expenses[d]	1.72%	1.71%	1.80%	1.71%	1.78%	1.79%
Portfolio turnover rate	—	—	—	23%	37%	37%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 195

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 79.2%

Industrial - 18.5%
Carlisle Companies, Inc.	158	$71,060
EMCOR Group, Inc.	159	68,454
Lennox International, Inc.	110	66,472
Owens Corning	297	52,426
Graco, Inc.	577	50,493
Comfort Systems USA, Inc.	122	47,623
AECOM	458	47,298
Coherent Corp.*	524	46,589
Tetra Tech, Inc.	914	43,104
Curtiss-Wright Corp.	131	43,058
XPO, Inc.*	398	42,789
Clean Harbors, Inc.*	173	41,816
ITT, Inc.	279	41,713
TopBuild Corp.*	102	41,495
nVent Electric plc	568	39,908
Saia, Inc.*	91	39,791
Crown Holdings, Inc.	407	39,023
Fortune Brands Innovations, Inc.	424	37,961
Advanced Drainage Systems, Inc.	241	37,876
Regal Rexnord Corp.	227	37,655
Lincoln Electric Holdings, Inc.	194	37,252
AptarGroup, Inc.	227	36,363
Woodward, Inc.	204	34,988
BWX Technologies, Inc.	312	33,914
CNH Industrial N.V.	2,999	33,289
Eagle Materials, Inc.	115	33,080
Universal Display Corp.	151	31,695
TD SYNNEX Corp.	260	31,221
Toro Co.	355	30,789
Graphic Packaging Holding Co.	1,026	30,359
Donaldson Company, Inc.	411	30,291
Knight-Swift Transportation Holdings, Inc.	553	29,834
RBC Bearings, Inc.*	99	29,639
Fabrinet*	124	29,319
Applied Industrial Technologies, Inc.	131	29,230
Acuity Brands, Inc.	105	28,916
Fluor Corp.*	585	27,910
Simpson Manufacturing Company, Inc.	144	27,543
UFP Industries, Inc.	208	27,292
Berry Global Group, Inc.	392	26,648
Crane Co.	166	26,275
MasTec, Inc.*	210	25,851
Middleby Corp.*	184	25,600
AAON, Inc.	230	24,803
Trex Company, Inc.*	371	24,701
Kirby Corp.*	198	24,241
Arrow Electronics, Inc.*	181	24,042
MSA Safety, Inc.	134	23,763
Cognex Corp.	586	23,733
Flowserve Corp.	449	23,209
Louisiana-Pacific Corp.	214	22,996
Landstar System, Inc.	121	22,853
Littelfuse, Inc.	85	22,546
Oshkosh Corp.	222	22,247
Novanta, Inc.*	123	22,007
Ryder System, Inc.	148	21,579
AGCO Corp.	212	20,746
Esab Corp.	194	20,624
Valmont Industries, Inc.	69	20,006
Exponent, Inc.	173	19,943
Watts Water Technologies, Inc. — Class A	94	19,476
Stericycle, Inc.*	317	19,337
MDU Resources Group, Inc.	697	19,105
Sensata Technologies Holding plc	516	18,504
Timken Co.	218	18,375
NEXTracker, Inc. — Class A*	490	18,365
Sonoco Products Co.	336	18,356
Chart Industries, Inc.*	144	17,876
Vontier Corp.	525	17,714
Knife River Corp.*	193	17,252
Hexcel Corp.	279	17,251
Avnet, Inc.	301	16,347
Belden, Inc.	139	16,281
GATX Corp.	122	16,159
Silgan Holdings, Inc.	277	14,543
EnerSys	138	14,083
Terex Corp.	229	12,116
Vishay Intertechnology, Inc.	388	7,337
Greif, Inc. — Class A	88	5,514
Total Industrial		2,321,932

Financial - 18.4%
Fidelity National Financial, Inc.	888	55,109
Interactive Brokers Group, Inc. — Class A	372	51,842
Reinsurance Group of America, Inc. — Class A	225	49,021
RenaissanceRe Holdings Ltd.	178	48,487
Gaming and Leisure Properties, Inc. REIT	938	48,260
WP Carey, Inc. REIT	748	46,600
Equitable Holdings, Inc.	1,093	45,939
Equity LifeStyle Properties, Inc. REIT	637	45,444
Jones Lang LaSalle, Inc.*	162	43,709
CubeSmart REIT	770	41,449
American Homes 4 Rent — Class A REIT	1,075	41,269
Lamar Advertising Co. — Class A REIT	300	40,080
East West Bancorp, Inc.	474	39,219
Rexford Industrial Realty, Inc. REIT	749	37,682
Omega Healthcare Investors, Inc. REIT	881	35,857
Kinsale Capital Group, Inc.	76	35,383
Unum Group	584	34,713
Annaly Capital Management, Inc. REIT	1,712	34,360
Jefferies Financial Group, Inc.	555	34,160
Ally Financial, Inc.	937	33,348
American Financial Group, Inc.	247	33,246
Stifel Financial Corp.	350	32,865
Western Alliance Bancorporation	373	32,261
EastGroup Properties, Inc. REIT	166	31,012
Carlyle Group, Inc.	719	30,960
Evercore, Inc. — Class A	122	30,908
Primerica, Inc.	116	30,757
NNN REIT, Inc.	628	30,452

196 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Old Republic International Corp.	813	$28,797
Houlihan Lokey, Inc.	182	28,760
Brixmor Property Group, Inc. REIT	1,030	28,696
First Horizon Corp.	1,831	28,435
Webster Financial Corp.	586	27,314
Voya Financial, Inc.	336	26,618
Agree Realty Corp. REIT	343	25,838
Pinnacle Financial Partners, Inc.	261	25,570
First Industrial Realty Trust, Inc. REIT	452	25,303
SouthState Corp.	260	25,267
Wintrust Financial Corp.	227	24,636
Cullen/Frost Bankers, Inc.	219	24,497
STAG Industrial, Inc. REIT	622	24,314
Zions Bancorp North America	505	23,846
Commerce Bancshares, Inc.	401	23,819
Prosperity Bancshares, Inc.	326	23,495
Hamilton Lane, Inc. — Class A	139	23,406
Essent Group Ltd.	363	23,337
SEI Investments Co.	337	23,317
Ryan Specialty Holdings, Inc.	350	23,237
First American Financial Corp.	352	23,236
MGIC Investment Corp.	886	22,682
Healthcare Realty Trust, Inc. REIT	1,241	22,524
Vornado Realty Trust REIT	566	22,300
Starwood Property Trust, Inc. REIT	1,085	22,112
RLI Corp.	142	22,007
Synovus Financial Corp.	492	21,879
Old National Bancorp	1,090	20,339
Kite Realty Group Trust REIT	751	19,947
Cadence Bank	623	19,843
Selective Insurance Group, Inc.	208	19,406
Columbia Banking System, Inc.	716	18,695
Hanover Insurance Group, Inc.	123	18,218
Affiliated Managers Group, Inc.	102	18,136
Glacier Bancorp, Inc.	387	17,686
FNB Corp.	1,229	17,341
Home BancShares, Inc.	635	17,202
United Bankshares, Inc.	461	17,103
SLM Corp.	743	16,992
Janus Henderson Group plc	435	16,560
First Financial Bankshares, Inc.	439	16,247
UMB Financial Corp.	152	15,977
Independence Realty Trust, Inc. REIT	768	15,744
Bank OZK	361	15,519
Cousins Properties, Inc. REIT	520	15,330
Hancock Whitney Corp.	295	15,095
Sabra Health Care REIT, Inc.	801	14,907
Rayonier, Inc. REIT	458	14,738
Kilroy Realty Corp. REIT	361	13,971
Western Union Co.	1,154	13,767
Valley National Bancorp	1,462	13,246
EPR Properties REIT	259	12,701
Kemper Corp.	207	12,679
CNO Financial Group, Inc.	361	12,671
COPT Defense Properties REIT	384	11,647
National Storage Affiliates Trust REIT	239	11,520
New York Community Bancorp, Inc.	1,018	11,432
Texas Capital Bancshares, Inc.*	158	11,291
PotlatchDeltic Corp. REIT	245	11,037
International Bancshares Corp.	183	10,942
Associated Banc-Corp.	507	10,921
Park Hotels & Resorts, Inc. REIT	714	10,067
Federated Hermes, Inc. — Class B	269	9,891
Brighthouse Financial, Inc.*	208	9,366
Total Financial		2,307,808

Consumer, Non-cyclical - 13.2%
Illumina, Inc.*	544	70,943
Avantor, Inc.*	2,323	60,096
United Therapeutics Corp.*	152	54,469
Tenet Healthcare Corp.*	327	54,347
US Foods Holding Corp.*	836	51,414
RB Global, Inc.	630	50,709
BioMarin Pharmaceutical, Inc.*	651	45,759
Performance Food Group Co.*	533	41,771
Sarepta Therapeutics, Inc.*	326	40,714
Neurocrine Biosciences, Inc.*	345	39,751
Service Corporation International	498	39,307
Sprouts Farmers Market, Inc.*	342	37,760
Encompass Health Corp.	344	33,244
Chemed Corp.	51	30,650
Ingredion, Inc.	222	30,509
H&R Block, Inc.	477	30,313
WEX, Inc.*	140	29,362
Morningstar, Inc.	92	29,359
Medpace Holdings, Inc.*	87	29,041
Ensign Group, Inc.	193	27,757
Globus Medical, Inc. — Class A*	386	27,614
FTI Consulting, Inc.*	121	27,535
BellRing Brands, Inc.*	442	26,838
Repligen Corp.*	178	26,490
Coca-Cola Consolidated, Inc.	20	26,328
Bruker Corp.	378	26,105
Lantheus Holdings, Inc.*	237	26,011
Penumbra, Inc.*	133	25,843
Exelixis, Inc.*	975	25,301
Halozyme Therapeutics, Inc.*	433	24,785
Paylocity Holding Corp.*	148	24,416
HealthEquity, Inc.*	297	24,310
Jazz Pharmaceuticals plc*	211	23,508
Bio-Rad Laboratories, Inc. — Class A*	65	21,748
GXO Logistics, Inc.*	408	21,244
Cytokinetics, Inc.*	402	21,226
elf Beauty, Inc.*	193	21,043
Darling Ingredients, Inc.*	543	20,178
Masimo Corp.*	151	20,133
Acadia Healthcare Company, Inc.*	317	20,101
Dentsply Sirona, Inc.	693	18,753
Post Holdings, Inc.*	162	18,752
Valvoline, Inc.*	440	18,414
Option Care Health, Inc.*	584	18,279
Brink’s Co.	151	17,462
Roivant Sciences Ltd.*	1,491	17,206

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 197

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Celsius Holdings, Inc.*	534	$16,746
Flowers Foods, Inc.	669	15,434
Euronet Worldwide, Inc.*	144	14,289
Haemonetics Corp.*	175	14,066
Grand Canyon Education, Inc.*	99	14,043
Perrigo Company plc	466	12,223
ManpowerGroup, Inc.	162	11,910
Coty, Inc. — Class A*	1,246	11,700
Lancaster Colony Corp.	66	11,654
Envista Holdings Corp.*	588	11,619
Neogen Corp.*	674	11,330
Amedisys, Inc.*	112	10,809
Insperity, Inc.	122	10,736
Graham Holdings Co. — Class B	12	9,861
LivaNova plc*	186	9,772
Sotera Health Co.*	523	8,734
Boston Beer Company, Inc. — Class A*	30	8,674
Arrowhead Pharmaceuticals, Inc.*	425	8,232
Enovis Corp.*	191	8,223
Azenta, Inc.*	167	8,089
R1 RCM, Inc.*	534	7,567
Pilgrim’s Pride Corp.*	138	6,355
Avis Budget Group, Inc.	58	5,080
Total Consumer, Non-cyclical		1,664,044

Consumer, Cyclical - 12.5%
Williams-Sonoma, Inc.	440	68,165
Watsco, Inc.	119	58,534
Burlington Stores, Inc.*	216	56,912
Toll Brothers, Inc.	351	54,226
Casey’s General Stores, Inc.	127	47,715
Floor & Decor Holdings, Inc. — Class A*	366	45,446
Wingstop, Inc.	100	41,608
Dick’s Sporting Goods, Inc.	198	41,323
Texas Roadhouse, Inc. — Class A	228	40,265
BJ’s Wholesale Club Holdings, Inc.*	453	37,363
Aramark	900	34,857
Churchill Downs, Inc.	251	33,938
Tempur Sealy International, Inc.	593	32,378
Murphy USA, Inc.	64	31,544
GameStop Corp. — Class A*	1,325	30,382
Skechers USA, Inc. — Class A*	453	30,315
Crocs, Inc.*	203	29,396
Core & Main, Inc. — Class A*	659	29,259
Lithia Motors, Inc. — Class A	91	28,905
TKO Group Holdings, Inc.*	227	28,082
Light & Wonder, Inc. — Class A*	303	27,491
WESCO International, Inc.	153	25,701
American Airlines Group, Inc.*	2,244	25,223
Taylor Morrison Home Corp. — Class A*	356	25,012
Abercrombie & Fitch Co. — Class A*	175	24,482
Planet Fitness, Inc. — Class A*	289	23,472
Hyatt Hotels Corp. — Class A	154	23,439
Gentex Corp.	787	23,366
Autoliv, Inc.	250	23,342
Vail Resorts, Inc.	129	22,483
Mattel, Inc.*	1,162	22,136
Wyndham Hotels & Resorts, Inc.	270	21,098
KB Home	246	21,080
Lear Corp.	192	20,957
Ollie’s Bargain Outlet Holdings, Inc.*	209	20,315
Whirlpool Corp.	188	20,116
Thor Industries, Inc.	182	20,000
PVH Corp.	191	19,259
Brunswick Corp.	226	18,943
Capri Holdings Ltd.*	403	17,103
RH*	51	17,056
Gap, Inc.	756	16,670
Five Below, Inc.*	188	16,610
AutoNation, Inc.*	89	15,924
Dolby Laboratories, Inc. — Class A	204	15,612
Harley-Davidson, Inc.	405	15,605
FirstCash Holdings, Inc.	133	15,268
Boyd Gaming Corp.	235	15,193
Warner Music Group Corp. — Class A	484	15,149
Polaris, Inc.	179	14,900
Macy’s, Inc.	945	14,827
MSC Industrial Direct Company, Inc. — Class A	153	13,167
Scotts Miracle-Gro Co. — Class A	146	12,658
YETI Holdings, Inc.*	289	11,858
Travel + Leisure Co.	238	10,967
Penske Automotive Group, Inc.	64	10,395
Wendy’s Co.	583	10,214
Choice Hotels International, Inc.[1]	77	10,033
Columbia Sportswear Co.	112	9,317
Visteon Corp.*	94	8,953
Goodyear Tire & Rubber Co.*	974	8,620
Marriott Vacations Worldwide Corp.	110	8,083
Carter’s, Inc.	123	7,993
Hilton Grand Vacations, Inc.*	219	7,954
Nordstrom, Inc.	330	7,422
Under Armour, Inc. — Class A*	645	5,747
Under Armour, Inc. — Class C*	442	3,695
Total Consumer, Cyclical		1,565,521

Technology - 6.5%
Manhattan Associates, Inc.*	209	58,808
Dynatrace, Inc.*	1,018	54,432
Pure Storage, Inc. — Class A*	1,056	53,053
CACI International, Inc. — Class A*	76	38,347
Duolingo, Inc.*	128	36,099
Onto Innovation, Inc.*	169	35,078
KBR, Inc.	455	29,634
MKS Instruments, Inc.	230	25,003
Lattice Semiconductor Corp.*	471	24,996
Science Applications International Corp.	175	24,372
CommVault Systems, Inc.*	149	22,924
Cirrus Logic, Inc.*	183	22,731
Genpact Ltd.	560	21,958
MACOM Technology Solutions Holdings, Inc.*	197	21,918
Aspen Technology, Inc.*	91	21,733
ExlService Holdings, Inc.*	552	21,059

198 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Dropbox, Inc. — Class A*	811	$20,624
Altair Engineering, Inc. — Class A*	203	19,389
Maximus, Inc.	206	19,191
Doximity, Inc. — Class A*	428	18,648
Appfolio, Inc. — Class A*	79	18,597
Kyndryl Holdings, Inc.*	790	18,154
Parsons Corp.*	160	16,589
Qualys, Inc.*	126	16,186
Rambus, Inc.*	368	15,537
Lumentum Holdings, Inc.*	232	14,704
ASGN, Inc.*	153	14,264
Silicon Laboratories, Inc.*	110	12,713
Power Integrations, Inc.	194	12,439
Allegro MicroSystems, Inc.*	531	12,372
Amkor Technology, Inc.	387	11,842
Blackbaud, Inc.*	136	11,516
Synaptics, Inc.*	135	10,473
ZoomInfo Technologies, Inc. — Class A*	986	10,175
Teradata Corp.*	328	9,951
Crane NXT Co.	168	9,425
Concentrix Corp.	161	8,251
IPG Photonics Corp.*	94	6,986
Total Technology		820,171

Energy - 4.0%
Texas Pacific Land Corp.	64	56,623
Ovintiv, Inc.	902	34,556
Chesapeake Energy Corp.[1]	381	31,337
Permian Resources Corp.	2,169	29,520
Antero Resources Corp.*	999	28,621
Chord Energy Corp.	211	27,479
Southwestern Energy Co.*	3,769	26,798
DT Midstream, Inc.	332	26,115
Range Resources Corp.	827	25,438
HF Sinclair Corp.	554	24,692
NOV, Inc.	1,345	21,480
Weatherford International plc	250	21,230
ChampionX Corp.	651	19,627
Matador Resources Co.	397	19,620
Antero Midstream Corp.	1,151	17,323
CNX Resources Corp.*	517	16,839
Murphy Oil Corp.	485	16,364
Civitas Resources, Inc.	309	15,657
Viper Energy, Inc.	347	15,653
Valaris Ltd.*	228	12,711
PBF Energy, Inc. — Class A	340	10,523
Total Energy		498,206

Basic Materials - 3.1%
Reliance, Inc.	188	54,372
RPM International, Inc.	440	53,240
Alcoa Corp.	883	34,066
Royal Gold, Inc.	225	31,568
Axalta Coating Systems Ltd.*	749	27,106
United States Steel Corp.	765	27,027
Commercial Metals Co.	393	21,599
Cabot Corp.	187	20,901
Cleveland-Cliffs, Inc.*	1,599	20,419
Olin Corp.	402	19,288
Westlake Corp.	114	17,133
Avient Corp.	312	15,700
Ashland, Inc.	167	14,524
NewMarket Corp.	26	14,349
Arcadium Lithium plc*	3,675	10,474
Chemours Co.	510	10,363
Total Basic Materials		392,129

Utilities - 2.1%
Essential Utilities, Inc.	860	33,170
OGE Energy Corp.	686	28,140
National Fuel Gas Co.	312	18,910
IDACORP, Inc.	182	18,762
UGI Corp.	734	18,365
Portland General Electric Co.	352	16,861
New Jersey Resources Corp.	339	16,001
Southwest Gas Holdings, Inc.	206	15,195
Black Hills Corp.	238	14,547
ONE Gas, Inc.	194	14,437
Ormat Technologies, Inc.	184	14,157
TXNM Energy, Inc.	309	13,525
Spire, Inc.	197	13,256
ALLETE, Inc.	197	12,645
Northwestern Energy Group, Inc.	209	11,959
Total Utilities		259,930

Communications - 0.9%
New York Times Co. — Class A	559	31,120
Ciena Corp.*	491	30,241
Frontier Communications Parent, Inc.*	756	26,861
Nexstar Media Group, Inc. — Class A	104	17,196
Iridium Communications, Inc.	405	12,332
Total Communications		117,750

Total Common Stocks
(Cost $7,017,069)		9,947,491

MUTUAL FUNDS† - 9.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	889,279
Guggenheim Strategy Fund II2	9,844	244,122
Total Mutual Funds
(Cost $1,123,599)		1,133,401

	Face Amount
U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
4.85% due 12/12/24[3,4]	$130,000	128,838
4.63% due 10/10/24[4,5]	105,000	104,878
Total U.S. Treasury Bills
(Cost $233,604)		233,716

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 199

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 9.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	$639,715	$639,715
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	528,375	528,375
Total Repurchase Agreements
(Cost $1,168,090)		1,168,090

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[8]	31,806	$31,806
Total Securities Lending Collateral
(Cost $31,806)		31,806

Total Investments - 99.7%
(Cost $9,574,168)		$12,514,504
Other Assets & Liabilities, net - 0.3%		39,513
Total Net Assets - 100.0%		$12,554,017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	6	Dec 2024	$1,889,640	$49,734

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.08% (Federal Funds Rate + 0.25%)	At Maturity	12/18/24	1,631	$5,091,807	$49,115
BNP Paribas	S&P MidCap 400 Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	248	773,316	8,153
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.39% (SOFR + 0.55%)	At Maturity	12/19/24	354	1,105,624	1,064
							$6,970,747	$58,332

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

200 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,947,491	$—	$—	$9,947,491
Mutual Funds	1,133,401	—	—	1,133,401
U.S. Treasury Bills	—	233,716	—	233,716
Repurchase Agreements	—	1,168,090	—	1,168,090
Securities Lending Collateral	31,806	—	—	31,806
Equity Futures Contracts**	49,734	—	—	49,734
Equity Index Swap Agreements**	—	58,332	—	58,332
Total Assets	$11,162,432	$1,460,138	$—	$12,622,570

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$242,153	$—	$—	$—	$1,969	$244,122	9,844	$6,933
Guggenheim Ultra Short Duration Fund — Institutional Class	879,517	—	—	—	9,762	889,279	88,750	22,888
	$1,121,670	$—	$—	$—	$11,731	$1,133,401		$29,821

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 201

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $30,868 of securities loaned (cost $7,282,479)	$10,213,013
Investments in affiliated issuers, at value (cost $1,123,599)	1,133,401
Repurchase agreements, at value (cost $1,168,090)	1,168,090
Cash	76
Segregated cash with broker	6,060
Unrealized appreciation on OTC swap agreements	58,332
Receivables:
Fund shares sold	159,522
Dividends	13,500
Swap settlement	6,083
Variation margin on futures contracts	1,920
Interest	158
Securities lending income	31
Total assets	12,760,186

Liabilities:
Segregated cash due to broker	120,000
Payable for:
Return of securities lending collateral	31,806
Securities purchased	27,758
Management fees	8,670
Transfer agent fees	5,699
Distribution and service fees	2,598
Portfolio accounting and administration fees	516
Trustees’ fees*	115
Fund shares redeemed	13
Miscellaneous	8,994
Total liabilities	206,169
Net assets	$12,554,017

Net assets consist of:
Paid in capital	$10,150,637
Total distributable earnings (loss)	2,403,380
Net assets	$12,554,017
Class A:
Net assets	$3,108,591
Capital shares outstanding	23,282
Net asset value per share	$133.52
Maximum offering price per share (Net asset value divided by 95.25%)	$140.18
Class C:
Net assets	$333,972
Capital shares outstanding	3,113
Net asset value per share	$107.28
Class H:
Net assets	$9,111,454
Capital shares outstanding	67,928
Net asset value per share	$134.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $32)	$76,811
Dividends from securities of affiliated issuers	29,821
Interest	51,042
Income from securities lending, net	166
Total investment income	157,840

Expenses:
Management fees	60,550
Distribution and service fees:
Class A	4,469
Class C	1,251
Class H	12,038
Transfer agent fees	13,824
Portfolio accounting and administration fees	10,265
Professional fees	2,170
Interest expense	1,203
Custodian fees	862
Trustees’ fees*	703
Miscellaneous	10,701
Total expenses	118,036
Less:
Expenses reimbursed by Adviser	(6,730)
Expenses waived by Adviser	(1,104)
Total waived/reimbursed expenses	(7,834)
Net expenses	110,202
Net investment income	47,638

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	67,466
Swap agreements	129,875
Futures contracts	12,254
Net realized gain	209,595
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	221,373
Investments in affiliated issuers	11,731
Swap agreements	(153,331)
Futures contracts	(27,413)
Net change in unrealized appreciation (depreciation)	52,360
Net realized and unrealized gain	261,955
Net increase in net assets resulting from operations	$309,593

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

202 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$47,638	$104,474
Net realized gain on investments	209,595	1,646,978
Net change in unrealized appreciation (depreciation) on investments	52,360	1,910,935
Net increase in net assets resulting from operations	309,593	3,662,387

Distributions to shareholders:
Class A	—	(12,601)
Class C	—	(1,279)
Class H	—	(30,819)
Total distributions to shareholders	—	(44,699)

Capital share transactions:
Proceeds from sale of shares
Class A	98,480	1,023,710
Class C	211,320	199,913
Class H	11,257,083	23,963,867
Distributions reinvested
Class A	—	12,590
Class C	—	1,278
Class H	—	30,338
Cost of shares redeemed
Class A	(1,046,289)	(1,680,856)
Class C	(86,486)	(160,513)
Class H	(11,878,520)	(24,085,146)
Net decrease from capital share transactions	(1,444,412)	(694,819)
Net increase (decrease) in net assets	(1,134,819)	2,922,869

Net assets:
Beginning of period	13,688,836	10,765,967
End of period	$12,554,017	$13,688,836

Capital share activity:
Shares sold
Class A	777	10,264
Class C	2,046	2,417
Class H	89,168	230,583
Shares issued from reinvestment of distributions
Class A	—	119
Class C	—	15
Class H	—	285
Shares redeemed
Class A	(8,187)	(16,724)
Class C	(883)	(1,864)
Class H	(93,311)	(227,051)
Net decrease in shares	(10,390)	(1,956)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 203

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$130.78	$100.88	$115.54	$131.92	$56.02	$89.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.46	.96	.41	(.72)	(.68)	.37
Net gain (loss) on investments (realized and unrealized)	2.28	29.35	(15.07)	6.46	77.00	(33.98)
Total from investment operations	2.74	30.31	(14.66)	5.74	76.32	(33.61)
Less distributions from:
Net investment income	—	(.41)	—	—	(.42)	(.19)
Net realized gains	—	—	—	(22.12)	—	—
Total distributions	—	(.41)	—	(22.12)	(.42)	(.19)
Net asset value, end of period	$133.52	$130.78	$100.88	$115.54	$131.92	$56.02

Total Return[c]	2.10%	30.15%	(12.69%)	3.49%	136.41%	(37.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,109	$4,014	$3,736	$4,017	$4,337	$1,950
Ratios to average net assets:
Net investment income (loss)	0.73%	0.90%	0.41%	(0.54%)	(0.75%)	0.40%
Total expenses[d]	1.74%	1.78%	1.70%	1.66%	1.75%	1.77%
Net expenses[e]	1.62%	1.68%	1.65%	1.65%	1.72%	1.72%
Portfolio turnover rate	29%	57%	44%	159%	501%	617%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$105.47	$82.02	$94.68	$112.55	$48.18	$77.86
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.15	(.34)	(1.48)	(1.12)	(.27)
Net gain (loss) on investments (realized and unrealized)	1.81	23.71	(12.32)	5.73	65.91	(29.22)
Total from investment operations	1.81	23.86	(12.66)	4.25	64.79	(29.49)
Less distributions from:
Net investment income	—	(.41)	—	—	(.42)	(.19)
Net realized gains	—	—	—	(22.12)	—	—
Total distributions	—	(.41)	—	(22.12)	(.42)	(.19)
Net asset value, end of period	$107.28	$105.47	$82.02	$94.68	$112.55	$48.18

Total Return[c]	1.72%	29.20%	(13.37%)	2.71%	134.67%	(37.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$334	$206	$113	$231	$653	$1,933
Ratios to average net assets:
Net investment income (loss)	0.01%	0.17%	(0.42%)	(1.31%)	(1.59%)	(0.34%)
Total expenses[d]	2.49%	2.54%	2.45%	2.41%	2.52%	2.52%
Net expenses[e]	2.37%	2.44%	2.40%	2.39%	2.50%	2.47%
Portfolio turnover rate	29%	57%	44%	159%	501%	617%

204 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$131.39	$101.34	$116.07	$132.43	$56.24	$90.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	.98	.36	(.76)	(.60)	.27
Net gain (loss) on investments (realized and unrealized)	2.29	29.48	(15.09)	6.52	77.21	(34.02)
Total from investment operations	2.74	30.46	(14.73)	5.76	76.61	(33.75)
Less distributions from:
Net investment income	—	(.41)	—	—	(.42)	(.19)
Net realized gains	—	—	—	(22.12)	—	—
Total distributions	—	(.41)	—	(22.12)	(.42)	(.19)
Net asset value, end of period	$134.13	$131.39	$101.34	$116.07	$132.43	$56.24

Total Return	2.09%	30.16%	(12.69%)	3.49%	136.39%	(37.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,111	$9,469	$6,917	$10,327	$12,089	$4,054
Ratios to average net assets:
Net investment income (loss)	0.72%	0.92%	0.36%	(0.57%)	(0.64%)	0.28%
Total expenses[d]	1.74%	1.79%	1.70%	1.66%	1.74%	1.79%
Net expenses[e]	1.63%	1.68%	1.65%	1.65%	1.72%	1.77%
Portfolio turnover rate	29%	57%	44%	159%	501%	617%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 205

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 36.5%
Guggenheim Strategy Fund II1	2,020	$50,096
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	46,393
Total Mutual Funds
(Cost $95,671)		96,489

	Face Amount
REPURCHASE AGREEMENTS††,2 - 64.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	$92,636	92,636
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	76,513	76,513
Total Repurchase Agreements
(Cost $169,149)		169,149

Total Investments - 100.5%
(Cost $264,820)		$265,638
Other Assets & Liabilities, net - (0.5)%		(1,208)
Total Net Assets - 100.0%		$264,430

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.09% (SOFR + 0.25%)	At Maturity	12/19/24	34	$106,193	$(102)
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.78% (Federal Funds Rate - 0.05%)	At Maturity	12/18/24	23	71,646	(756)
BNP Paribas	S&P MidCap 400 Index	Receive	4.98% (Federal Funds Rate + 0.15%)	At Maturity	12/19/24	28	87,722	(923)
							$265,561	$(1,781)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

206 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$96,489	$—	$—	$96,489
Repurchase Agreements	—	169,149	—	169,149
Total Assets	$96,489	$169,149	$—	$265,638

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,781	$—	$1,781

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$49,692	$—	$—	$—	$404	$50,096	2,020	$1,423
Guggenheim Ultra Short Duration Fund — Institutional Class	45,884	—	—	—	509	46,393	4,630	1,194
	$95,576	$—	$—	$—	$913	$96,489		$2,617

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 207

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in affiliated issuers, at value (cost $95,671)	96,489
Repurchase agreements, at value (cost $169,149)	169,149
Segregated cash with broker	1,000
Receivables:
Dividends	410
Interest	23
Swap settlement	18
Fund shares sold	6
Total assets	267,095

Liabilities:
Unrealized depreciation on OTC swap agreements	1,781
Payable for:
Management fees	260
Transfer agent fees	184
Distribution and service fees	77
Portfolio accounting and administration fees	16
Fund shares redeemed	11
Trustees’ fees*	4
Miscellaneous	332
Total liabilities	2,665
Net assets	$264,430

Net assets consist of:
Paid in capital	$6,543,081
Total distributable earnings (loss)	(6,278,651)
Net assets	$264,430
Class A:
Net assets	$20,297
Capital shares outstanding	423
Net asset value per share	$47.93
Maximum offering price per share (Net asset value divided by 95.25%)	$50.32
Class C:
Net assets	$3,155
Capital shares outstanding	76
Net asset value per share	$41.61
Class H:
Net assets	$240,978
Capital shares outstanding	5,024
Net asset value per share	$47.97

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$2,617
Interest	9,541
Total investment income	12,158

Expenses:
Management fees	2,089
Distribution and service fees:
Class A	48
Class C	4
Class H	531
Transfer agent fees	482
Portfolio accounting and administration fees	355
Registration fees	223
Professional fees	133
Trustees’ fees*	37
Custodian fees	30
Miscellaneous	62
Total expenses	3,994
Less:
Expenses reimbursed by Adviser	(232)
Expenses waived by Adviser	(58)
Total waived/reimbursed expenses	(290)
Net expenses	3,704
Net investment income	8,454

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(11,924)
Net realized loss	(11,924)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	913
Swap agreements	11,449
Net change in unrealized appreciation (depreciation)	12,362
Net realized and unrealized gain	438
Net increase in net assets resulting from operations	$8,892

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

208 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,454	$75,618
Net realized loss on investments	(11,924)	(219,383)
Net change in unrealized appreciation (depreciation) on investments	12,362	72,499
Net increase (decrease) in net assets resulting from operations	8,892	(71,266)

Distributions to shareholders:
Class A	—	(3,819)
Class C	—	(10)
Class H	—	(52,183)
Total distributions to shareholders	—	(56,012)

Capital share transactions:
Proceeds from sale of shares
Class A	38,897	87,472
Class C	3,200	—
Class H	3,298,263	5,523,737
Distributions reinvested
Class A	—	3,804
Class C	—	10
Class H	—	52,182
Cost of shares redeemed
Class A	(67,837)	(89,458)
Class C	—	—
Class H	(3,581,756)	(7,533,294)
Net decrease from capital share transactions	(309,233)	(1,955,547)
Net decrease in net assets	(300,341)	(2,082,825)

Net assets:
Beginning of period	564,771	2,647,596
End of period	$264,430	$564,771

Capital share activity:
Shares sold
Class A	778	1,433
Class C	74	—
Class H	66,217	98,363
Shares issued from reinvestment of distributions
Class A	—	70
Class C	—	—
Class H	—	960
Shares redeemed
Class A	(1,365)	(1,477)
Class C	—	—
Class H	(71,959)	(132,116)
Net decrease in shares	(6,255)	(32,767)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 209

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[j]
Per Share Data
Net asset value, beginning of period	$47.91	$59.40	$57.57	$63.60	$127.90	$109.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.85	2.02	.90	(.75)	(.45)	.75
Net gain (loss) on investments (realized and unrealized)	(.83)[f]	(9.45)	.93 [f]	(5.28)	(63.36)	18.85 [f]
Total from investment operations	.02	(7.43)	1.83	(6.03)	(63.81)	19.60
Less distributions from:
Net investment income	—	(4.06)	—	—	(.49)	(.80)
Total distributions	—	(4.06)	—	—	(.49)	(.80)
Net asset value, end of period	$47.93	$47.91	$59.40	$57.57	$63.60	$127.90

Total Return[c]	0.04%	(13.31%)	3.18%	(9.48%)	(49.94%)	18.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20	$48	$58	$61	$100	$60
Ratios to average net assets:
Net investment income (loss)	3.60%	3.52%	1.48%	(1.25%)	(1.29%)	0.68%
Total expenses[d]	1.71%	1.73%	1.66%	1.66%	1.76%	1.77%
Net expenses[e]	1.58%	1.64%	1.61%	1.63%	1.73%	1.70%
Portfolio turnover rate	—	—	—	24%	42%	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[j]
Per Share Data
Net asset value, beginning of period	$41.44	$51.61	$50.06	$55.65	$112.07	$97.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.72	1.67	(.54)	(1.10)	(.83)	— [g]
Net gain (loss) on investments (realized and unrealized)	(.55)[f]	(7.78)	2.09 [f]	(4.49)	(55.10)	15.83 [f]
Total from investment operations	.17	(6.11)	1.55	(5.59)	(55.93)	15.83
Less distributions from:
Net investment income	—	(4.06)	—	—	(.49)	(.80)
Total distributions	—	(4.06)	—	—	(.49)	(.80)
Net asset value, end of period	$41.61	$41.44	$51.61	$50.06	$55.65	$112.07

Total Return[c]	0.41%	(12.73%)	3.10%	(10.04%)	(50.08%)	16.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3	$— [h]	$— [h]	$— [h]	$3	$— [h]
Ratios to average net assets:
Net investment income (loss)	2.83%	3.97%	(0.94%)	(2.11%)	(1.95%)	0.00%[i]
Total expenses[d]	2.40%	1.59%	2.39%	2.39%	2.49%	2.63%
Net expenses[e]	2.40%	1.59%	2.39%	2.39%	2.46%	2.63%
Portfolio turnover rate	—	—	—	24%	42%	—

210 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[j]
Per Share Data
Net asset value, beginning of period	$47.96	$59.44	$57.62	$63.65	$128.00	$109.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.91	2.08	.81	(.84)	(.42)	.70
Net gain (loss) on investments (realized and unrealized)	(.90)[f]	(9.50)	1.01 [f]	(5.19)	(63.44)	18.90 [f]
Total from investment operations	.01	(7.42)	1.82	(6.03)	(63.86)	19.60
Less distributions from:
Net investment income	—	(4.06)	—	—	(.49)	(.80)
Total distributions	—	(4.06)	—	—	(.49)	(.80)
Net asset value, end of period	$47.97	$47.96	$59.44	$57.62	$63.65	$128.00

Total Return	0.02%	(13.30%)	3.16%	(9.47%)	(49.94%)	18.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$241	$516	$2,589	$291	$779	$1,488
Ratios to average net assets:
Net investment income (loss)	3.65%	3.54%	1.32%	(1.40%)	(1.38%)	0.65%
Total expenses[d]	1.72%	1.71%	1.71%	1.66%	1.77%	1.78%
Net expenses[e]	1.59%	1.64%	1.67%	1.64%	1.75%	1.70%
Portfolio turnover rate	—	—	—	24%	42%	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Less than $0.01 per share.
[h]	Less than $1,000 in Net Assets.
[i]	Less than 0.01%.
[j]	Reverse share split — Per share amounts for the year presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 211

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 64.6%

Financial - 15.6%
FTAI Aviation Ltd.	159	$21,131
SouthState Corp.	119	11,564
Jackson Financial, Inc. — Class A	120	10,948
Essent Group Ltd.	163	10,479
Hamilton Lane, Inc. — Class A	60	10,103
Terreno Realty Corp. REIT	150	10,025
Ryman Hospitality Properties, Inc. REIT	92	9,866
Essential Properties Realty Trust, Inc. REIT	275	9,391
Mr Cooper Group, Inc.*	100	9,218
Old National Bancorp	493	9,199
Cadence Bank	287	9,141
Kite Realty Group Trust REIT	342	9,084
Selective Insurance Group, Inc.	96	8,957
Radian Group, Inc.	239	8,291
Glacier Bancorp, Inc.	178	8,135
Home BancShares, Inc.	297	8,046
United Bankshares, Inc.	208	7,717
Piper Sandler Cos.	27	7,663
Moelis & Co. — Class A	111	7,605
First Financial Bankshares, Inc.	205	7,587
UMB Financial Corp.	70	7,358
Phillips Edison & Company, Inc. REIT	194	7,316
Independence Realty Trust, Inc. REIT	356	7,298
SL Green Realty Corp. REIT	102	7,100
Hancock Whitney Corp.	137	7,010
MARA Holdings, Inc.*	428	6,942
CareTrust REIT, Inc.	223	6,882
Sabra Health Care REIT, Inc.	362	6,737
Ameris Bancorp	104	6,489
ServisFirst Bancshares, Inc.	80	6,436
Enstar Group Ltd.*	20	6,432
Macerich Co. REIT	339	6,183
Valley National Bancorp	676	6,125
HA Sustainable Infrastructure Capital, Inc.	177	6,101
Innovative Industrial Properties, Inc. REIT	44	5,922
CNO Financial Group, Inc.	165	5,791
Walker & Dunlop, Inc.	50	5,679
PotlatchDeltic Corp. REIT	125	5,631
Broadstone Net Lease, Inc. REIT	297	5,628
Tanger, Inc. REIT	168	5,574
National Health Investors, Inc. REIT	66	5,548
StepStone Group, Inc. — Class A	97	5,512
United Community Banks, Inc.	189	5,496
Axos Financial, Inc.*	86	5,408
COPT Defense Properties REIT	177	5,368
First BanCorp	253	5,356
Apple Hospitality REIT, Inc.	359	5,331
Atlantic Union Bankshares Corp.	141	5,311
BGC Group, Inc. — Class A	570	5,233
Texas Capital Bancshares, Inc.*	73	5,217
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	274	5,209
Baldwin Insurance Group, Inc. — Class A*	104	5,179
Fulton Financial Corp.	282	5,113
Associated Banc-Corp.	236	5,083
International Bancshares Corp.	85	5,082
NMI Holdings, Inc. — Class A*	123	5,066
Eastern Bankshares, Inc.	304	4,983
PJT Partners, Inc. — Class A	37	4,934
Cushman & Wakefield plc*	361	4,920
Upstart Holdings, Inc.*,1	121	4,841
PennyMac Financial Services, Inc.	42	4,787
Community Financial System, Inc.	82	4,762
WSFS Financial Corp.	93	4,742
Cathay General Bancorp	110	4,724
Genworth Financial, Inc. — Class A*	674	4,617
LXP Industrial Trust REIT	455	4,573
Arbor Realty Trust, Inc. REIT[1]	290	4,512
New York Community Bancorp, Inc.	399	4,481
Douglas Emmett, Inc. REIT	255	4,480
SITE Centers Corp. REIT	74	4,477
BankUnited, Inc.	118	4,300
Artisan Partners Asset Management, Inc. — Class A	99	4,289
Outfront Media, Inc. REIT	233	4,283
Four Corners Property Trust, Inc. REIT	145	4,250
Bancorp, Inc.*	79	4,227
Simmons First National Corp. — Class A	196	4,222
Burford Capital Ltd.	316	4,190
Cohen & Steers, Inc.	43	4,126
Urban Edge Properties REIT	189	4,043
McGrath RentCorp	38	4,001
Independent Bank Corp.	67	3,962
Bank of Hawaii Corp.	62	3,892
Park National Corp.	23	3,864
First Interstate BancSystem, Inc. — Class A	124	3,804
Pacific Premier Bancorp, Inc.	151	3,799
Heartland Financial USA, Inc.	67	3,799
First Financial Bancorp	149	3,759
Acadia Realty Trust REIT	159	3,733
CVB Financial Corp.	209	3,724
Bread Financial Holdings, Inc.	78	3,711
Palomar Holdings, Inc.*	39	3,692
Provident Financial Services, Inc.	198	3,675
TowneBank	111	3,670
WaFd, Inc.	105	3,659
Victory Capital Holdings, Inc. — Class A	65	3,601
Seacoast Banking Corporation of Florida	133	3,544
StoneX Group, Inc.*	43	3,521
Compass, Inc. — Class A*	575	3,513
First Merchants Corp.	92	3,422
American Healthcare REIT, Inc.	129	3,367
Enova International, Inc.*	40	3,352
Core Scientific, Inc.*	281	3,333
St. Joe Co.	57	3,324
Equity Commonwealth REIT*	167	3,323
Independent Bank Group, Inc.	57	3,287
Sunstone Hotel Investors, Inc. REIT	318	3,282
OFG Bancorp	73	3,279
BancFirst Corp.	31	3,263

212 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Newmark Group, Inc. — Class A	210	$3,261
Cleanspark, Inc.*	349	3,260
NBT Bancorp, Inc.	73	3,229
Banc of California, Inc.	219	3,226
Banner Corp.	54	3,216
Stewart Information Services Corp.	43	3,214
Riot Platforms, Inc.*,1	428	3,176
Goosehead Insurance, Inc. — Class A*	35	3,125
Renasant Corp.	96	3,120
Retail Opportunity Investments Corp. REIT	195	3,067
Trustmark Corp.	96	3,055
InvenTrust Properties Corp. REIT	107	3,036
Enterprise Financial Services Corp.	58	2,973
DiamondRock Hospitality Co. REIT	329	2,872
Triumph Financial, Inc.*	35	2,784
First Commonwealth Financial Corp.	159	2,727
WesBanco, Inc.	91	2,710
City Holding Co.	23	2,700
Bank of NT Butterfield & Son Ltd.	73	2,692
Northwest Bancshares, Inc.	201	2,689
Mercury General Corp.	42	2,645
Global Net Lease, Inc. REIT	314	2,644
Pathward Financial, Inc.	40	2,640
FB Financial Corp.	56	2,628
Farmer Mac — Class C	14	2,624
First Bancorp	63	2,620
Live Oak Bancshares, Inc.	55	2,605
Pagseguro Digital Ltd. — Class A*	297	2,557
Lakeland Financial Corp.	39	2,540
S&T Bancorp, Inc.	60	2,518
LTC Properties, Inc. REIT	68	2,495
Nelnet, Inc. — Class A	22	2,492
Pebblebrook Hotel Trust REIT	188	2,487
Getty Realty Corp. REIT	78	2,481
Stock Yards Bancorp, Inc.	40	2,480
Elme Communities REIT	139	2,445
National Bank Holdings Corp. — Class A	58	2,442
Skyward Specialty Insurance Group, Inc.*	59	2,403
Xenia Hotels & Resorts, Inc. REIT	161	2,378
Hilltop Holdings, Inc.	73	2,348
Empire State Realty Trust, Inc. — Class A REIT	211	2,338
Compass Diversified Holdings	105	2,324
Redfin Corp.*	185	2,318
Virtus Investment Partners, Inc.	11	2,304
Hope Bancorp, Inc.	183	2,298
JBG SMITH Properties REIT	131	2,290
Two Harbors Investment Corp. REIT	164	2,276
Horace Mann Educators Corp.	65	2,272
SiriusPoint Ltd.*	155	2,223
Veris Residential, Inc. REIT	124	2,215
Alexander & Baldwin, Inc. REIT	115	2,208
RLJ Lodging Trust REIT	240	2,203
WisdomTree, Inc.	220	2,198
First Busey Corp.	84	2,186
Veritex Holdings, Inc.	83	2,185
Customers Bancorp, Inc.*	47	2,183
Trupanion, Inc.*	52	2,183
Sandy Spring Bancorp, Inc.	69	2,165
Safehold, Inc. REIT	82	2,151
TriCo Bancshares	50	2,132
Uniti Group, Inc. REIT	374	2,109
Easterly Government Properties, Inc. REIT	153	2,078
Ladder Capital Corp. — Class A REIT	179	2,076
Apollo Commercial Real Estate Finance, Inc. REIT	225	2,068
MFA Financial, Inc. REIT	161	2,048
American Assets Trust, Inc. REIT	76	2,031
Apartment Investment and Management Co. — Class A REIT*	224	2,025
Chimera Investment Corp. REIT	127	2,010
Nicolet Bankshares, Inc.	21	2,008
Stellar Bancorp, Inc.	77	1,994
UMH Properties, Inc. REIT	101	1,987
Kennedy-Wilson Holdings, Inc.	179	1,978
Westamerica BanCorp	40	1,977
Piedmont Office Realty Trust, Inc. — Class A REIT	195	1,970
LendingClub Corp.*	172	1,966
PennyMac Mortgage Investment Trust REIT	137	1,954
Ready Capital Corp. REIT	255	1,946
Navient Corp.	124	1,933
QCR Holdings, Inc.	26	1,925
Employers Holdings, Inc.	40	1,919
NETSTREIT Corp. REIT	116	1,917
Safety Insurance Group, Inc.	23	1,881
Berkshire Hills Bancorp, Inc.	68	1,831
eXp World Holdings, Inc.	128	1,804
Encore Capital Group, Inc.*	37	1,749
German American Bancorp, Inc.	45	1,744
1st Source Corp.	29	1,737
Terawulf, Inc.*	363	1,699
Cannae Holdings, Inc.	89	1,696
OceanFirst Financial Corp.	91	1,692
Franklin BSP Realty Trust, Inc. REIT	129	1,685
Ellington Financial, Inc. REIT	130	1,676
Enact Holdings, Inc.	46	1,671
Peoples Bancorp, Inc.	55	1,655
Centerspace REIT	23	1,621
Dime Community Bancshares, Inc.	56	1,613
Redwood Trust, Inc. REIT	208	1,608
Preferred Bank/Los Angeles CA	20	1,605
Perella Weinberg Partners	83	1,603
NexPoint Residential Trust, Inc. REIT	36	1,584
ARMOUR Residential REIT, Inc. REIT	77	1,571
Hut 8 Corp.*,1	126	1,545
First Bancshares, Inc.	48	1,542
Southside Bancshares, Inc.	45	1,504
FTAI Infrastructure, Inc.	159	1,488
Origin Bancorp, Inc.	46	1,479
Marcus & Millichap, Inc.	37	1,466
Brandywine Realty Trust REIT	267	1,452

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
AMERISAFE, Inc.	30	$1,450
Diversified Healthcare Trust REIT	344	1,441
Paramount Group, Inc. REIT	291	1,432
ConnectOne Bancorp, Inc.	57	1,428
Plymouth Industrial REIT, Inc. REIT	63	1,424
Brookline Bancorp, Inc.	139	1,403
First Mid Bancshares, Inc.	36	1,401
HCI Group, Inc.	13	1,392
Fidelis Insurance Holdings Ltd.	76	1,372
PRA Group, Inc.*	61	1,364
Bank First Corp.	15	1,360
Lemonade, Inc.*	81	1,336
Premier Financial Corp.	56	1,315
Byline Bancorp, Inc.	49	1,312
F&G Annuities & Life, Inc.	29	1,297
Univest Financial Corp.	46	1,294
Dynex Capital, Inc. REIT	101	1,289
Central Pacific Financial Corp.	42	1,239
Burke & Herbert Financial Services Corp.	20	1,220
Merchants Bancorp	27	1,214
ProAssurance Corp.*	80	1,203
CrossFirst Bankshares, Inc.*	72	1,202
Hamilton Insurance Group Ltd. — Class B*	62	1,199
Community Trust Bancorp, Inc.	24	1,192
Service Properties Trust REIT	260	1,186
Heritage Financial Corp.	54	1,176
First Community Bankshares, Inc.	27	1,165
Tompkins Financial Corp.	20	1,156
KKR Real Estate Finance Trust, Inc. REIT	93	1,149
Capitol Federal Financial, Inc.	196	1,145
BrightSpire Capital, Inc. REIT	204	1,142
Armada Hoffler Properties, Inc. REIT	105	1,137
NB Bancorp, Inc.*	61	1,132
Summit Hotel Properties, Inc. REIT	165	1,132
Brightsphere Investment Group, Inc.	44	1,118
Mercantile Bank Corp.	25	1,093
Old Second Bancorp, Inc.	69	1,076
Eagle Bancorp, Inc.	47	1,061
Horizon Bancorp, Inc.	68	1,057
Cipher Mining, Inc.*	272	1,052
Orrstown Financial Services, Inc.	29	1,043
Whitestone REIT — Class B REIT	77	1,042
Brookfield Business Corp. — Class A	41	1,039
Independent Bank Corp.	31	1,034
Hudson Pacific Properties, Inc. REIT	216	1,032
Gladstone Commercial Corp. REIT	63	1,023
Claros Mortgage Trust, Inc.	136	1,019
Amerant Bancorp, Inc.	47	1,004
Business First Bancshares, Inc.	38	975
Coastal Financial Corp.*	18	972
Patria Investments Ltd. — Class A	87	972
TrustCo Bank Corporation NY	29	959
Global Medical REIT, Inc. REIT	96	951
Camden National Corp.	23	950
Equity Bancshares, Inc. — Class A	23	940
Heritage Commerce Corp.	94	929
LendingTree, Inc.*	16	928
International Money Express, Inc.*	50	924
Universal Health Realty Income Trust REIT	20	915
CBL & Associates Properties, Inc. REIT	36	907
New York Mortgage Trust, Inc. REIT	143	905
Metropolitan Bank Holding Corp.*	17	894
Metrocity Bankshares, Inc.	29	888
Amalgamated Financial Corp.	28	878
Hanmi Financial Corp.	47	874
Washington Trust Bancorp, Inc.	27	870
Farmers National Banc Corp.	57	862
Republic Bancorp, Inc. — Class A	13	849
Northeast Bank	11	848
Southern Missouri Bancorp, Inc.	15	847
Universal Insurance Holdings, Inc.	38	842
Real Brokerage, Inc.*	150	833
Great Southern Bancorp, Inc.	14	802
Peakstone Realty Trust REIT	58	791
First Financial Corp.	18	789
Anywhere Real Estate, Inc.*	155	787
HomeTrust Bancshares, Inc.	23	784
Tiptree, Inc. — Class A	40	783
HarborOne Bancorp, Inc.	60	779
Capital City Bank Group, Inc.	22	776
NerdWallet, Inc. — Class A*	61	775
Five Star Bancorp	26	773
CNB Financial Corp.	32	770
TPG RE Finance Trust, Inc. REIT	90	768
Community Healthcare Trust, Inc. REIT	42	762
Ambac Financial Group, Inc.*	68	762
Arrow Financial Corp.	26	745
Bar Harbor Bankshares	24	740
Midland States Bancorp, Inc.	33	739
Gladstone Land Corp. REIT	53	737
GCM Grosvenor, Inc. — Class A	65	736
Columbia Financial, Inc.*	43	734
SmartFinancial, Inc.	25	728
Alexander’s, Inc. REIT	3	727
Invesco Mortgage Capital, Inc. REIT	77	723
Farmland Partners, Inc. REIT	69	721
Northfield Bancorp, Inc.	62	719
Esquire Financial Holdings, Inc.	11	717
Mid Penn Bancorp, Inc.	24	716
Saul Centers, Inc. REIT	17	713
Peapack-Gladstone Financial Corp.	26	713
P10, Inc. — Class A	66	707
NET Lease Office Properties REIT	23	704
Peoples Financial Services Corp.	15	703
United Fire Group, Inc.	33	691
Orchid Island Capital, Inc. REIT	84	690
One Liberty Properties, Inc. REIT	25	689
Shore Bancshares, Inc.	48	672
CTO Realty Growth, Inc. REIT	35	666
MidWestOne Financial Group, Inc.	23	656
Chatham Lodging Trust REIT	76	648

214 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Diamond Hill Investment Group, Inc.	4	$646
Bit Digital, Inc.*,1	184	646
South Plains Financial, Inc.	19	644
Alerus Financial Corp.	28	641
FRP Holdings, Inc.*	21	627
Flushing Financial Corp.	43	627
Carter Bankshares, Inc.*	36	626
RBB Bancorp	27	622
Financial Institutions, Inc.	24	611
RMR Group, Inc. — Class A	24	609
Sierra Bancorp	21	606
Greenlight Capital Re Ltd. — Class A*	44	601
Kearny Financial Corp.	86	591
World Acceptance Corp.*	5	590
Ares Commercial Real Estate Corp. REIT	84	588
Northrim BanCorp, Inc.	8	570
ACNB Corp.	13	568
California BanCorp*	38	562
Farmers & Merchants Bancorp Incorporated/Archbold OH	20	553
First Business Financial Services, Inc.	12	547
Root, Inc. — Class A*	14	529
Hippo Holdings, Inc.*	31	523
Community West Bancshares	27	520
First Foundation, Inc.	82	512
Northeast Community Bancorp, Inc.	19	503
Bank of Marin Bancorp	25	502
First Bank/Hamilton NJ	33	502
Postal Realty Trust, Inc. — Class A REIT	34	498
Legacy Housing Corp.*	18	492
Home Bancorp, Inc.	11	490
Industrial Logistics Properties Trust REIT	103	490
FS Bancorp, Inc.	11	489
Hingham Institution For Savings	2	487
Orange County Bancorp, Inc.	8	483
Third Coast Bancshares, Inc.*	18	482
Dave, Inc.*	12	479
Enterprise Bancorp, Inc.	15	479
West BanCorp, Inc.	25	475
NewtekOne, Inc.	37	461
Investors Title Co.	2	460
Selectquote, Inc.*	211	458
HomeStreet, Inc.	29	457
Bridgewater Bancshares, Inc.*	32	453
Citizens & Northern Corp.	23	453
First Bancorp, Inc.	17	447
Guaranty Bancshares, Inc.	13	447
First Internet Bancorp	13	445
Heritage Insurance Holdings, Inc.*	36	441
HBT Financial, Inc.	20	438
First of Long Island Corp.	34	438
American Coastal Insurance Corp.*	38	428
Civista Bancshares, Inc.	24	428
Regional Management Corp.	13	425
Chicago Atlantic Real Estate Finance, Inc. REIT	27	418
Citizens Financial Services, Inc.	7	411
Southern First Bancshares, Inc.*	12	409
Colony Bankcorp, Inc.	26	404
BayCom Corp.	17	403
Southern States Bancshares, Inc.	13	399
John Marshall Bancorp, Inc.	20	396
Primis Financial Corp.	32	390
Capital Bancorp, Inc.	15	386
Waterstone Financial, Inc.	26	382
Unity Bancorp, Inc.	11	375
Plumas Bancorp	9	367
Red River Bancshares, Inc.	7	364
Alpine Income Property Trust, Inc. REIT	20	364
Timberland Bancorp, Inc.	12	363
City Office REIT, Inc.	61	356
Orion Office REIT, Inc.	89	356
Parke Bancorp, Inc.	17	355
Donegal Group, Inc. — Class A	24	354
Ponce Financial Group, Inc.*	30	351
RE/MAX Holdings, Inc. — Class A*	28	349
MVB Financial Corp.	18	348
Fidelity D&D Bancorp, Inc.	7	345
ChoiceOne Financial Services, Inc.	11	340
Greene County Bancorp, Inc.	11	340
FVCBankcorp, Inc.*	26	339
Blue Foundry Bancorp*	33	338
AG Mortgage Investment Trust, Inc. REIT	45	338
Norwood Financial Corp.	12	331
Braemar Hotels & Resorts, Inc. REIT	104	321
PCB Bancorp	17	319
Onity Group, Inc.*	10	319
NexPoint Diversified Real Estate Trust REIT	51	319
Middlefield Banc Corp.	11	317
BRT Apartments Corp. REIT	18	316
Atlanticus Holdings Corp.*	9	316
Bowhead Specialty Holdings, Inc.*	11	308
James River Group Holdings Ltd.	49	307
LCNB Corp.	20	301
Bankwell Financial Group, Inc.	10	299
BCB Bancorp, Inc.	24	296
Princeton Bancorp, Inc.	8	296
Oak Valley Bancorp	11	292
Virginia National Bankshares Corp.	7	292
Investar Holding Corp.	15	291
Star Holdings*	20	277
AFC Gamma, Inc. REIT	27	276
Seven Hills Realty Trust REIT	20	275
Velocity Financial, Inc.*	14	275
Franklin Street Properties Corp. REIT	154	273
Provident Bancorp, Inc.*	25	270
Maui Land & Pineapple Company, Inc.*	12	269
National Bankshares, Inc.	9	269
Crawford & Co. — Class A	24	263
First Western Financial, Inc.*	13	260
USCB Financial Holdings, Inc.	17	259

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 215

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Silvercrest Asset Management Group, Inc. — Class A	15	$259
Ames National Corp.	14	255
Granite Point Mortgage Trust, Inc. REIT	79	250
MBIA, Inc.*	70	250
ESSA Bancorp, Inc.	13	250
First Financial Northwest, Inc.	11	248
Maiden Holdings Ltd.*	139	246
Medallion Financial Corp.	30	244
Chemung Financial Corp.	5	240
Forge Global Holdings, Inc.*	181	237
Stratus Properties, Inc.*	9	234
Bank7 Corp.	6	225
LINKBANCORP, Inc.	35	224
Nexpoint Real Estate Finance, Inc. REIT	13	203
Sky Harbour Group Corp.*	18	199
AlTi Global, Inc.*	53	198
Angel Oak Mortgage REIT, Inc.	19	198
Pioneer Bancorp, Inc.*	18	197
Paysign, Inc.*	52	191
NI Holdings, Inc.*	12	188
Peoples Bancorp of North Carolina, Inc.	7	178
B Riley Financial, Inc.	32	168
Kingsway Financial Services, Inc.*	20	166
Sterling Bancorp, Inc.*	34	155
OppFi, Inc.	29	137
Sunrise Realty Trust, Inc. REIT	9	130
Consumer Portfolio Services, Inc.*	13	122
Strawberry Fields REIT, Inc.	9	114
Clipper Realty, Inc. REIT	19	108
SWK Holdings Corp.*	5	86
GoHealth, Inc. — Class A*	7	66
Offerpad Solutions, Inc.*	16	65
Transcontinental Realty Investors, Inc.*	2	58
American Realty Investors, Inc.*	2	35
Roadzen, Inc.*	24	28
Total Financial		1,017,316

Consumer, Non-cyclical - 15.5%
Vaxcyte, Inc.*	187	21,368
Insmed, Inc.*	245	17,885
Sprouts Farmers Market, Inc.*	158	17,445
Ensign Group, Inc.	87	12,512
Lantheus Holdings, Inc.*	107	11,743
Halozyme Therapeutics, Inc.*	195	11,162
HealthEquity, Inc.*	133	10,886
REVOLUTION Medicines, Inc.*	240	10,884
Glaukos Corp.*	77	10,032
Cytokinetics, Inc.*	176	9,293
Blueprint Medicines Corp.*	99	9,158
Merit Medical Systems, Inc.*	90	8,895
Option Care Health, Inc.*	269	8,420
Brink’s Co.	71	8,210
TransMedics Group, Inc.*	50	7,850
Avidity Biosciences, Inc.*	170	7,808
Verra Mobility Corp.*	262	7,286
RadNet, Inc.*	104	7,217
Alkermes plc*	257	7,193
Krystal Biotech, Inc.*	39	7,099
ADMA Biologics, Inc.*	355	7,097
Herc Holdings, Inc.	44	7,015
Integer Holdings Corp.*	52	6,760
Oscar Health, Inc. — Class A*	304	6,448
Haemonetics Corp.*	79	6,350
Primo Water Corp.	249	6,287
Crinetics Pharmaceuticals, Inc.*	123	6,285
ICU Medical, Inc.*	34	6,196
Korn Ferry	82	6,170
Biohaven Ltd.*	118	5,896
Corcept Therapeutics, Inc.*	127	5,878
Select Medical Holdings Corp.	168	5,858
Neogen Corp.*	344	5,783
Madrigal Pharmaceuticals, Inc.*	27	5,730
Stride, Inc.*	67	5,716
Denali Therapeutics, Inc.*	196	5,709
Arcellx, Inc.*	68	5,679
Bridgebio Pharma, Inc.*	222	5,652
Prestige Consumer Healthcare, Inc.*	78	5,624
Axonics, Inc.*	80	5,568
Nuvalent, Inc. — Class A*	54	5,524
Lancaster Colony Corp.	31	5,474
WD-40 Co.	21	5,415
PROCEPT BioRobotics Corp.*	67	5,368
ABM Industries, Inc.	100	5,276
TG Therapeutics, Inc.*	220	5,146
Axsome Therapeutics, Inc.*	57	5,123
CBIZ, Inc.*	76	5,114
StoneCo Ltd. — Class A*	448	5,044
Insperity, Inc.	57	5,016
Simply Good Foods Co.*	144	5,007
Alight, Inc. — Class A*	664	4,914
Amicus Therapeutics, Inc.*	459	4,902
Cal-Maine Foods, Inc.	65	4,865
TriNet Group, Inc.	50	4,848
ICF International, Inc.	29	4,837
CorVel Corp.*	14	4,576
Dyne Therapeutics, Inc.*	127	4,562
LivaNova plc*	86	4,518
Rhythm Pharmaceuticals, Inc.*	86	4,505
Adtalem Global Education, Inc.*	59	4,453
PTC Therapeutics, Inc.*	120	4,452
Tandem Diabetes Care, Inc.*	102	4,326
Guardant Health, Inc.*	186	4,267
Alarm.com Holdings, Inc.*	76	4,155
Protagonist Therapeutics, Inc.*	92	4,140
J & J Snack Foods Corp.	24	4,131
Geron Corp.*	908	4,122
Veracyte, Inc.*	121	4,119
Twist Bioscience Corp.*	91	4,111
Graham Holdings Co. — Class B	5	4,109
Ideaya Biosciences, Inc.*	129	4,087
Agios Pharmaceuticals, Inc.*	89	3,954
Astrana Health, Inc.*	68	3,940

216 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Surgery Partners, Inc.*	121	$3,901
Myriad Genetics, Inc.*	141	3,862
Inter Parfums, Inc.	29	3,755
Iovance Biotherapeutics, Inc.*	396	3,718
Arrowhead Pharmaceuticals, Inc.*	188	3,642
iRhythm Technologies, Inc.*	49	3,638
Addus HomeCare Corp.*	27	3,592
Marqeta, Inc. — Class A*	730	3,592
CONMED Corp.	49	3,524
Laureate Education, Inc. — Class A	211	3,505
UFP Technologies, Inc.*	11	3,484
Catalyst Pharmaceuticals, Inc.*	175	3,479
Celldex Therapeutics, Inc.*	102	3,467
Vector Group Ltd.	232	3,461
SpringWorks Therapeutics, Inc.*	108	3,460
EVERTEC, Inc.	102	3,457
Inari Medical, Inc.*	83	3,423
Apogee Therapeutics, Inc.*	57	3,348
Payoneer Global, Inc.*	443	3,336
Kymera Therapeutics, Inc.*	70	3,313
Strategic Education, Inc.	35	3,239
Vericel Corp.*	76	3,211
PROG Holdings, Inc.	65	3,152
TreeHouse Foods, Inc.*	75	3,148
Omnicell, Inc.*	72	3,139
Intellia Therapeutics, Inc.*	152	3,124
Flywire Corp.*	190	3,114
Akero Therapeutics, Inc.*	107	3,070
Remitly Global, Inc.*	229	3,066
Huron Consulting Group, Inc.*	28	3,044
Edgewise Therapeutics, Inc.*	114	3,043
Summit Therapeutics, Inc.*	138	3,022
LeMaitre Vascular, Inc.	32	2,972
NeoGenomics, Inc.*	201	2,965
Beam Therapeutics, Inc.*	121	2,965
Amphastar Pharmaceuticals, Inc.*	61	2,960
ACADIA Pharmaceuticals, Inc.*	189	2,907
STAAR Surgical Co.*	78	2,898
Edgewell Personal Care Co.	78	2,834
Novavax, Inc.*,1	223	2,817
CG oncology, Inc.*	74	2,792
John Wiley & Sons, Inc. — Class A	57	2,750
Upbound Group, Inc.	85	2,719
Ligand Pharmaceuticals, Inc. — Class B*	27	2,702
Vera Therapeutics, Inc.*	61	2,696
Patterson Companies, Inc.	123	2,686
Keros Therapeutics, Inc.*	46	2,671
RxSight, Inc.*	54	2,669
Novocure Ltd.*	168	2,626
Immunovant, Inc.*	92	2,623
MannKind Corp.*	415	2,610
Central Garden & Pet Co. — Class A*	82	2,575
Andersons, Inc.	51	2,557
LiveRamp Holdings, Inc.*	103	2,552
AMN Healthcare Services, Inc.*	60	2,543
Ardelyx, Inc.*	366	2,522
GEO Group, Inc.*	196	2,519
National Healthcare Corp.	20	2,515
Syndax Pharmaceuticals, Inc.*	130	2,503
Arvinas, Inc.*	101	2,488
PACS Group, Inc.*	62	2,478
BioCryst Pharmaceuticals, Inc.*	326	2,478
CareDx, Inc.*	79	2,467
Supernus Pharmaceuticals, Inc.*	79	2,463
Teladoc Health, Inc.*	268	2,460
Recursion Pharmaceuticals, Inc. — Class A*,1	373	2,458
Mirum Pharmaceuticals, Inc.*	62	2,418
Dynavax Technologies Corp.*	208	2,317
Chefs’ Warehouse, Inc.*	55	2,310
Perdoceo Education Corp.	103	2,291
Viridian Therapeutics, Inc.*	99	2,252
Progyny, Inc.*	133	2,229
Kura Oncology, Inc.*	114	2,228
Helen of Troy Ltd.*	36	2,227
Cimpress plc*	27	2,212
CoreCivic, Inc.*	174	2,201
Harrow, Inc.*	48	2,158
Nurix Therapeutics, Inc.*	95	2,135
Ocular Therapeutix, Inc.*	245	2,131
Inmode Ltd.*	125	2,119
AtriCure, Inc.*	75	2,103
Amneal Pharmaceuticals, Inc.*	251	2,088
Brookdale Senior Living, Inc. — Class A*	302	2,051
US Physical Therapy, Inc.	24	2,031
Universal Corp.	38	2,018
Janux Therapeutics, Inc.*	44	1,999
Collegium Pharmaceutical, Inc.*	51	1,971
Integra LifeSciences Holdings Corp.*	108	1,962
Dole plc	118	1,922
Rocket Pharmaceuticals, Inc.*	104	1,921
Harmony Biosciences Holdings, Inc.*	48	1,920
Avadel Pharmaceuticals plc*	146	1,915
Quanex Building Products Corp.	69	1,915
Tarsus Pharmaceuticals, Inc.*	58	1,908
agilon health, Inc.*	483	1,898
Xencor, Inc.*	94	1,890
Cassava Sciences, Inc.*	64	1,884
Owens & Minor, Inc.*	119	1,867
MGP Ingredients, Inc.	22	1,832
Utz Brands, Inc.	103	1,823
Arlo Technologies, Inc.*	150	1,816
AdaptHealth Corp.*	160	1,797
Weis Markets, Inc.	26	1,792
Vital Farms, Inc.*	51	1,789
Kforce, Inc.	29	1,782
Soleno Therapeutics, Inc.*	35	1,767
WK Kellogg Co.	103	1,762
Neumora Therapeutics, Inc.*	133	1,757
Vita Coco Company, Inc.*	62	1,755
CRA International, Inc.	10	1,753
National Beverage Corp.	37	1,737

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Avanos Medical, Inc.*	72	$1,730
ANI Pharmaceuticals, Inc.*	29	1,730
Coursera, Inc.*	217	1,723
Ingles Markets, Inc. — Class A	23	1,716
Longboard Pharmaceuticals, Inc.*	51	1,700
Transcat, Inc.*	14	1,691
Innoviva, Inc.*	87	1,680
Artivion, Inc.*	63	1,677
Pennant Group, Inc.*	46	1,642
Travere Therapeutics, Inc.*	116	1,623
Spyre Therapeutics, Inc.*	55	1,618
First Advantage Corp.*	80	1,588
Cogent Biosciences, Inc.*	145	1,566
Fresh Del Monte Produce, Inc.	53	1,566
United Natural Foods, Inc.*	93	1,564
Praxis Precision Medicines, Inc.*	27	1,554
Arcutis Biotherapeutics, Inc.*	167	1,553
Pediatrix Medical Group, Inc.*	133	1,542
Aurinia Pharmaceuticals, Inc.*	210	1,539
Barrett Business Services, Inc.	40	1,500
Kiniksa Pharmaceuticals International plc*	59	1,474
Krispy Kreme, Inc.	135	1,450
Maravai LifeSciences Holdings, Inc. — Class A*	174	1,446
BrightView Holdings, Inc.*	91	1,432
Evolus, Inc.*	87	1,409
Enliven Therapeutics, Inc.*	55	1,405
BioLife Solutions, Inc.*	56	1,402
Legalzoom.com, Inc.*	217	1,378
Deluxe Corp.	70	1,364
Monro, Inc.	47	1,356
Cullinan Therapeutics, Inc.*	81	1,356
Driven Brands Holdings, Inc.*	94	1,341
PetIQ, Inc.*	43	1,323
John B Sanfilippo & Son, Inc.	14	1,320
LifeStance Health Group, Inc.*	188	1,316
Arcus Biosciences, Inc.*	86	1,315
Healthcare Services Group, Inc.*	116	1,296
Applied Therapeutics, Inc.*	152	1,292
Embecta Corp.	91	1,283
Disc Medicine, Inc.*	26	1,278
BrightSpring Health Services, Inc.*	85	1,248
Heidrick & Struggles International, Inc.	32	1,244
Hain Celestial Group, Inc.*	141	1,217
SpartanNash Co.	54	1,210
Community Health Systems, Inc.*	198	1,202
Immunome, Inc.*	81	1,184
Castle Biosciences, Inc.*	41	1,169
Repay Holdings Corp.*	143	1,167
Turning Point Brands, Inc.	27	1,165
Viad Corp.*	32	1,147
Paysafe Ltd.*	51	1,144
Day One Biopharmaceuticals, Inc.*	82	1,142
Herbalife Ltd.*	158	1,136
ARS Pharmaceuticals, Inc.*	78	1,131
Udemy, Inc.*	151	1,123
Prothena Corporation plc*	67	1,121
Avid Bioservices, Inc.*	98	1,115
Relay Therapeutics, Inc.*	157	1,112
MiMedx Group, Inc.*	187	1,105
Zymeworks, Inc.*	88	1,104
B&G Foods, Inc.	123	1,092
Matthews International Corp. — Class A	47	1,090
Pacira BioSciences, Inc.*	72	1,084
ZipRecruiter, Inc. — Class A*	113	1,073
Cytek Biosciences, Inc.*	191	1,058
Vir Biotechnology, Inc.*	141	1,056
Hackett Group, Inc.	40	1,051
Kelly Services, Inc. — Class A	49	1,049
Dianthus Therapeutics, Inc.*	38	1,040
AnaptysBio, Inc.*	31	1,039
ArriVent Biopharma, Inc.*	44	1,034
Pliant Therapeutics, Inc.*	90	1,009
Universal Technical Institute, Inc.*	62	1,008
WaVe Life Sciences Ltd.*	122	1,000
Cargo Therapeutics, Inc.*	54	996
ORIC Pharmaceuticals, Inc.*	97	994
Perspective Therapeutics, Inc.*	74	988
Green Dot Corp. — Class A*	84	984
Phathom Pharmaceuticals, Inc.*	54	976
Ennis, Inc.	40	973
Mister Car Wash, Inc.*	148	963
89bio, Inc.*	128	947
Axogen, Inc.*	67	939
Adaptive Biotechnologies Corp.*	183	937
Tourmaline Bio, Inc.	36	926
SunOpta, Inc.*	145	925
Ironwood Pharmaceuticals, Inc. — Class A*	223	919
Liquidia Corp.*	91	910
Alphatec Holdings, Inc.*	162	901
SI-BONE, Inc.*	64	895
Mission Produce, Inc.*	69	885
Cass Information Systems, Inc.	21	871
Sterling Check Corp.*	52	869
Replimune Group, Inc.*	79	866
Sana Biotechnology, Inc.*	208	865
Scholar Rock Holding Corp.*	108	865
4D Molecular Therapeutics, Inc.*	79	854
Surmodics, Inc.*	22	853
Revance Therapeutics, Inc.*	164	851
Arbutus Biopharma Corp.*	220	847
Arcturus Therapeutics Holdings, Inc.*	36	836
ImmunityBio, Inc.*,1	223	830
Orthofix Medical, Inc.*	53	828
Willdan Group, Inc.*	20	819
GeneDx Holdings Corp.*	19	806
Concentra Group Holdings Parent, Inc.*	36	805
ACCO Brands Corp.	147	804
Annexon, Inc.*	133	787
Astria Therapeutics, Inc.*	71	782
REGENXBIO, Inc.*	73	766

218 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Y-mAbs Therapeutics, Inc.*	58	$763
OPKO Health, Inc.*,1	510	760
Terns Pharmaceuticals, Inc.*	91	759
Erasca, Inc.*	278	759
Humacyte, Inc.*	139	756
Tyra Biosciences, Inc.*	32	752
Olema Pharmaceuticals, Inc.*	63	752
Calavo Growers, Inc.	26	742
Franklin Covey Co.*	18	740
Quanterix Corp.*	57	739
Pacific Biosciences of California, Inc.*	428	728
Varex Imaging Corp.*	61	727
Carriage Services, Inc. — Class A	22	722
Phibro Animal Health Corp. — Class A	32	721
Bioventus, Inc. — Class A*	59	705
OrthoPediatrics Corp.*	26	705
CorMedix, Inc.*	87	703
Cross Country Healthcare, Inc.*	52	699
Fulgent Genetics, Inc.*	32	695
KalVista Pharmaceuticals, Inc.*	60	695
Limoneira Co.	26	689
Stoke Therapeutics, Inc.*	56	688
Altimmune, Inc.*	112	688
UroGen Pharma Ltd.*	54	686
USANA Health Sciences, Inc.*	18	683
Zimvie, Inc.*	43	682
Sezzle, Inc.*	4	682
Neurogene, Inc.*	16	671
Distribution Solutions Group, Inc.*	17	655
iRadimed Corp.	13	654
Anavex Life Sciences Corp.*	115	653
Aura Biosciences, Inc.*	73	650
Savara, Inc.*	153	649
Nuvation Bio, Inc.*	283	648
Mind Medicine MindMed, Inc.*	113	643
MaxCyte, Inc.*	165	642
Beyond Meat, Inc.*	94	637
Hertz Global Holdings, Inc.*	193	637
EyePoint Pharmaceuticals, Inc.*	79	631
Xeris Biopharma Holdings, Inc.*	221	630
Entrada Therapeutics, Inc.*	39	623
Enhabit, Inc.*	78	616
Sage Therapeutics, Inc.*	85	614
OmniAb, Inc.*	145	613
Capricor Therapeutics, Inc.*	40	608
Alector, Inc.*	127	592
Aquestive Therapeutics, Inc.*	117	583
Tejon Ranch Co.*	33	579
Tango Therapeutics, Inc.*	75	578
Anika Therapeutics, Inc.*	23	568
ACELYRIN, Inc.*	115	567
Fate Therapeutics, Inc.*	158	553
Celcuity, Inc.*	37	552
National Research Corp. — Class A	24	549
Central Garden & Pet Co.*	15	547
Mineralys Therapeutics, Inc.*	45	545
Verve Therapeutics, Inc.*	112	542
Tactile Systems Technology, Inc.*	37	541
Moneylion, Inc.*	13	540
DocGo, Inc.*	160	531
C4 Therapeutics, Inc.*	92	524
Nano-X Imaging Ltd.*,1	85	517
Olaplex Holdings, Inc.*	219	515
Pulse Biosciences, Inc.*	29	509
Taysha Gene Therapies, Inc.*	252	507
Seneca Foods Corp. — Class A*	8	499
Pulmonx Corp.*	60	497
Resources Connection, Inc.	51	495
Paragon 28, Inc.*	74	494
Cerus Corp.*	284	494
SIGA Technologies, Inc.	73	493
Esperion Therapeutics, Inc.*,1	298	492
Lincoln Educational Services Corp.*	41	490
Duckhorn Portfolio, Inc.*	84	488
Aaron’s Company, Inc.	49	488
OraSure Technologies, Inc.*	113	483
Absci Corp.*	126	481
LENZ Therapeutics, Inc.	20	475
Theravance Biopharma, Inc.*	58	467
AngioDynamics, Inc.*	60	467
Allogene Therapeutics, Inc.*	166	465
Zevra Therapeutics, Inc.*	66	458
Honest Company, Inc.*	126	450
Editas Medicine, Inc.*	131	447
Treace Medical Concepts, Inc.*	77	447
Sutro Biopharma, Inc.*	129	446
Q32 Bio, Inc.*	10	446
Natural Grocers by Vitamin Cottage, Inc.	15	445
Village Super Market, Inc. — Class A	14	445
Biomea Fusion, Inc.*	44	444
Accolade, Inc.*	114	439
Rigel Pharmaceuticals, Inc.*	27	437
Akebia Therapeutics, Inc.*	328	433
Larimar Therapeutics, Inc.*	66	432
Avita Medical, Inc.*	40	429
Voyager Therapeutics, Inc.*	73	427
Aveanna Healthcare Holdings, Inc.*	82	426
Aldeyra Therapeutics, Inc.*	79	426
Inozyme Pharma, Inc.*	81	424
Vanda Pharmaceuticals, Inc.*	90	422
Third Harmonic Bio, Inc.*	31	420
iTeos Therapeutics, Inc.*	41	419
Performant Financial Corp.*	111	415
Atea Pharmaceuticals, Inc.*	122	409
Target Hospitality Corp.*	52	405
Ocugen, Inc.*	403	400
IGM Biosciences, Inc.*	24	397
Viemed Healthcare, Inc.*	54	396
CompoSecure, Inc. — Class A1	28	393
Mama’s Creations, Inc.*	52	380
TrueBlue, Inc.*	48	379
Nkarta, Inc.*	83	375

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Foghorn Therapeutics, Inc.*	40	$372
American Public Education, Inc.*	25	369
Heron Therapeutics, Inc.*,1	185	368
Nektar Therapeutics*	281	365
2seventy bio, Inc.*	77	363
European Wax Center, Inc. — Class A*	53	360
Inogen, Inc.*	37	359
Fulcrum Therapeutics, Inc.*	98	350
Spire Global, Inc.*,1	35	350
Omeros Corp.*	88	349
Ardent Health Partners, Inc.*	19	349
Lyell Immunopharma, Inc.*	253	349
ADC Therapeutics S.A.*	110	347
Westrock Coffee Co.*	53	345
Prime Medicine, Inc.*	89	344
XOMA Royalty Corp.*	13	344
Sera Prognostics, Inc. — Class A*	44	343
Forrester Research, Inc.*	19	342
Artiva Biotherapeutics, Inc.*	22	340
Jasper Therapeutics, Inc.*	18	339
Mersana Therapeutics, Inc.*	179	338
Utah Medical Products, Inc.	5	335
Korro Bio, Inc.*	10	334
Enanta Pharmaceuticals, Inc.*	32	331
Zentalis Pharmaceuticals, Inc.*	90	331
Corbus Pharmaceuticals Holdings, Inc.*	16	330
Organogenesis Holdings, Inc.*	114	326
Medifast, Inc.*	17	325
Nathan’s Famous, Inc.	4	324
Cabaletta Bio, Inc.*	68	321
MacroGenics, Inc.*	97	319
Nevro Corp.*	57	319
Trevi Therapeutics, Inc.*	93	311
Poseida Therapeutics, Inc.*	108	309
Alico, Inc.	11	308
Rapport Therapeutics, Inc.*	15	307
TScan Therapeutics, Inc.*	61	304
Atossa Therapeutics, Inc.*	199	302
Compass Therapeutics, Inc.*	161	296
Lexicon Pharmaceuticals, Inc.*	181	284
Alta Equipment Group, Inc.	42	283
Pyxis Oncology, Inc.*	77	283
ChromaDex Corp.*	77	281
BRC, Inc. — Class A*	82	280
Acacia Research Corp.*	60	280
Chegg, Inc.*	157	278
Custom Truck One Source, Inc.*	80	276
Nature’s Sunshine Products, Inc.*	20	272
Accuray, Inc.*	151	272
Inhibrx Biosciences, Inc.*	17	266
Design Therapeutics, Inc.*	49	264
Blade Air Mobility, Inc.*	89	262
ModivCare, Inc.*	18	257
Black Diamond Therapeutics, Inc.*	59	257
Achieve Life Sciences, Inc.*	54	256
Caribou Biosciences, Inc.*	130	255
Monte Rosa Therapeutics, Inc.*	48	254
MeiraGTx Holdings plc*	61	254
Solid Biosciences, Inc.*	35	244
Biote Corp. — Class A*	43	240
MediWound Ltd.*	13	235
Eliem Therapeutics, Inc.*	46	234
Adverum Biotechnologies, Inc.*	33	232
Inovio Pharmaceuticals, Inc.*	40	231
HF Foods Group, Inc.*	63	225
Alumis, Inc.*	21	224
XBiotech, Inc.*	29	224
CPI Card Group, Inc.*	8	223
Nautilus Biotechnology, Inc.*	77	219
Shattuck Labs, Inc.*	62	216
Candel Therapeutics, Inc.*	31	215
Quad/Graphics, Inc.	47	213
Lineage Cell Therapeutics, Inc.*	233	211
Contineum Therapeutics, Inc. — Class A*	11	211
Ventyx Biosciences, Inc.*	96	209
InfuSystem Holdings, Inc.*	31	208
scPharmaceuticals, Inc.*	45	205
PepGen, Inc.*	24	205
Cadiz, Inc.*	66	200
Priority Technology Holdings, Inc.*	29	198
Zynex, Inc.*,1	24	196
Joint Corp.*	17	195
Generation Bio Co.*	78	193
Orchestra BioMed Holdings, Inc.*	37	190
ProKidney Corp.*	99	190
Precigen, Inc.*	200	189
Quipt Home Medical Corp.*	64	187
Ispire Technology, Inc.*	30	186
SoundThinking, Inc.*	16	185
CVRx, Inc.*	21	185
Fennec Pharmaceuticals, Inc.*	37	185
Information Services Group, Inc.	56	185
Lifeway Foods, Inc.*	7	181
Sanara Medtech, Inc.*	6	181
Coherus Biosciences, Inc.*	174	181
Innovage Holding Corp.*	30	180
X4 Pharmaceuticals, Inc.*	265	177
Cartesian Therapeutics, Inc.*,1	11	177
Stereotaxis, Inc.*	86	175
Agenus, Inc.*	32	175
Harvard Bioscience, Inc.*	64	172
Beauty Health Co.*	117	168
Tenaya Therapeutics, Inc.*	87	168
Lifecore Biomedical, Inc.*	34	168
Puma Biotechnology, Inc.*	65	166
Cardiff Oncology, Inc.*	62	166
Semler Scientific, Inc.*	7	165
Acumen Pharmaceuticals, Inc.*	66	164
Alto Neuroscience, Inc.*	14	160
Veru, Inc.*	208	160
Regulus Therapeutics, Inc.*	100	157
Bluebird Bio, Inc.*	302	157

220 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
NeuroPace, Inc.*	22	$153
Lexeo Therapeutics, Inc.*	16	145
Waldencast plc — Class A*,1	39	142
Quantum-Si, Inc.*	158	139
Gyre Therapeutics, Inc.*	11	138
Sonida Senior Living, Inc.*	5	134
Kodiak Sciences, Inc.*	51	133
Acrivon Therapeutics, Inc.*	19	133
Kyverna Therapeutics, Inc.*	27	132
CervoMed, Inc.*	9	131
Zura Bio Ltd.*	32	130
Greenwich Lifesciences, Inc.*	9	129
Invivyd, Inc.*	125	128
HireQuest, Inc.	9	127
Fibrobiologics, Inc.*	40	124
Century Therapeutics, Inc.*	72	123
DLH Holdings Corp.*	13	122
FiscalNote Holdings, Inc.*	95	122
Emerald Holding, Inc.	24	120
Verastem, Inc.*	40	120
Akoya Biosciences, Inc.*	42	114
Ovid therapeutics, Inc.*	93	110
AirSculpt Technologies, Inc.*	21	106
Skye Bioscience, Inc.*	27	106
Scilex Holding Co.*	113	105
Inmune Bio, Inc.*	19	102
Forafric Global plc*	9	102
Werewolf Therapeutics, Inc.*	48	102
ALX Oncology Holdings, Inc.*	52	95
RAPT Therapeutics, Inc.*	47	94
Actinium Pharmaceuticals, Inc.*	47	88
HilleVax, Inc.*	50	88
Galectin Therapeutics, Inc.*,1	32	88
Cibus, Inc.*	24	78
Outlook Therapeutics, Inc.*	12	64
Telomir Pharmaceuticals, Inc.*	8	51
Elevation Oncology, Inc.*	82	49
Aerovate Therapeutics, Inc.*	21	44
Verrica Pharmaceuticals, Inc.*	30	43
Prelude Therapeutics, Inc.*	21	43
MarketWise, Inc.	61	41
Renovaro, Inc.*	77	37
Boundless Bio, Inc.*	10	35
Fractyl Health, Inc.*	12	30
Metagenomi, Inc.*	10	22
Lyra Therapeutics, Inc.*	76	20
Tevogen Bio Holdings, Inc.*	34	13
Conduit Pharmaceuticals, Inc.*	36	4
Ligand Pharmaceuticals, Inc.*,†††	24	—
Total Consumer, Non-cyclical		1,006,266

Industrial - 10.2%
Fabrinet*	57	13,477
Applied Industrial Technologies, Inc.	60	13,388
Mueller Industries, Inc.	175	12,967
Fluor Corp.*	267	12,739
UFP Industries, Inc.	95	12,465
SPX Technologies, Inc.*	70	11,162
Modine Manufacturing Co.*	81	10,756
Badger Meter, Inc.	46	10,047
Novanta, Inc.*	56	10,020
Casella Waste Systems, Inc. — Class A*	97	9,651
CSW Industrials, Inc.	26	9,526
Exponent, Inc.	79	9,107
Watts Water Technologies, Inc. — Class A	43	8,909
Moog, Inc. — Class A	44	8,889
Federal Signal Corp.	94	8,785
Boise Cascade Co.	62	8,741
Dycom Industries, Inc.*	44	8,673
NEXTracker, Inc. — Class A*	226	8,470
Chart Industries, Inc.*	67	8,317
AeroVironment, Inc.*	41	8,220
Zurn Elkay Water Solutions Corp.	226	8,122
Knife River Corp.*	89	7,956
Itron, Inc.*	72	7,690
Matson, Inc.	53	7,559
Belden, Inc.	64	7,496
Summit Materials, Inc. — Class A*	191	7,455
Franklin Electric Company, Inc.	71	7,442
GATX Corp.	56	7,417
Arcosa, Inc.	76	7,202
Sterling Infrastructure, Inc.*	47	6,816
EnerSys	63	6,429
Advanced Energy Industries, Inc.	59	6,209
Cactus, Inc. — Class A	103	6,146
Kadant, Inc.	18	6,084
RXO, Inc.*	214	5,992
Frontdoor, Inc.*	124	5,951
Plexus Corp.*	43	5,879
Sanmina Corp.*	84	5,750
Golar LNG Ltd.	156	5,734
Terex Corp.	105	5,555
Granite Construction, Inc.	69	5,470
Kratos Defense & Security Solutions, Inc.*	233	5,429
Enpro, Inc.	33	5,352
Mueller Water Products, Inc. — Class A	245	5,317
Rocket Lab USA, Inc.*	545	5,303
ESCO Technologies, Inc.	41	5,288
Scorpio Tankers, Inc.	74	5,276
Atmus Filtration Technologies, Inc.	132	4,954
John Bean Technologies Corp.	50	4,925
Atkore, Inc.	58	4,915
Primoris Services Corp.	84	4,879
Construction Partners, Inc. — Class A*	68	4,747
Trinity Industries, Inc.	129	4,494
Hub Group, Inc. — Class A	96	4,363
Albany International Corp. — Class A	49	4,354
Griffon Corp.	59	4,130
ArcBest Corp.	37	4,013
AZZ, Inc.	46	3,800
OSI Systems, Inc.*	25	3,796
Vishay Intertechnology, Inc.	199	3,763
Werner Enterprises, Inc.	97	3,743

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 221

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Masterbrand, Inc.*	200	$3,708
Enerpac Tool Group Corp.	86	3,603
Energizer Holdings, Inc.	113	3,589
Materion Corp.	32	3,580
AAR Corp.*	54	3,529
Mirion Technologies, Inc.*	315	3,487
Gibraltar Industries, Inc.*	48	3,357
Powell Industries, Inc.	15	3,330
International Seaways, Inc.	64	3,300
Standex International Corp.	18	3,290
Bloom Energy Corp. — Class A*,1	311	3,284
Hillman Solutions Corp.*	310	3,274
Leonardo DRS, Inc.*	116	3,274
Kennametal, Inc.	125	3,241
O-I Glass, Inc.*	244	3,201
Mercury Systems, Inc.*	86	3,182
Joby Aviation, Inc.*,1	629	3,164
Hillenbrand, Inc.	111	3,086
Barnes Group, Inc.	73	2,950
TTM Technologies, Inc.*	159	2,902
Alamo Group, Inc.	16	2,882
Tennant Co.	30	2,881
World Kinect Corp.	93	2,875
MYR Group, Inc.*	26	2,658
IES Holdings, Inc.*	13	2,595
Golden Ocean Group Ltd.	192	2,569
Aspen Aerogels, Inc.*	92	2,547
Benchmark Electronics, Inc.	56	2,482
Helios Technologies, Inc.	52	2,480
Knowles Corp.*	136	2,452
Greif, Inc. — Class A	39	2,444
Greenbrier Companies, Inc.	48	2,443
Tecnoglass, Inc.	35	2,403
Apogee Enterprises, Inc.	34	2,381
DHT Holdings, Inc.	213	2,349
American Woodmark Corp.*	25	2,336
CTS Corp.	48	2,322
Napco Security Technologies, Inc.	56	2,266
Janus International Group, Inc.*	224	2,265
Teekay Tankers Ltd. — Class A	38	2,214
Enovix Corp.*,1	234	2,186
NV5 Global, Inc.*	23	2,150
JELD-WEN Holding, Inc.*	135	2,134
Lindsay Corp.	17	2,119
Worthington Enterprises, Inc.	50	2,072
SFL Corporation Ltd.	178	2,059
Argan, Inc.	20	2,029
Dorian LPG Ltd.	55	1,893
Tutor Perini Corp.*	68	1,847
PureCycle Technologies, Inc.*,1	194	1,843
Worthington Steel, Inc.	51	1,734
TriMas Corp.	64	1,634
Marten Transport Ltd.	92	1,628
Ichor Holdings Ltd.*	51	1,622
Columbus McKinnon Corp.	45	1,620
Thermon Group Holdings, Inc.*	53	1,582
Energy Recovery, Inc.*	90	1,565
Cadre Holdings, Inc.	41	1,556
Vicor Corp.*	35	1,473
NuScale Power Corp.*	122	1,413
Ducommun, Inc.*	21	1,382
Forward Air Corp.	39	1,381
Montrose Environmental Group, Inc.*	50	1,315
Triumph Group, Inc.*	102	1,315
Air Transport Services Group, Inc.*	81	1,311
CECO Environmental Corp.*	46	1,297
Enviri Corp.*	125	1,293
Genco Shipping & Trading Ltd.	66	1,287
Gorman-Rupp Co.	33	1,285
American Superconductor Corp.*	54	1,274
Bel Fuse, Inc. — Class B	16	1,256
FLEX LNG Ltd.	48	1,221
Xometry, Inc. — Class A*	66	1,212
Limbach Holdings, Inc.*	16	1,212
Nordic American Tankers Ltd.	321	1,178
Ardmore Shipping Corp.	65	1,177
Proto Labs, Inc.*	40	1,175
Astec Industries, Inc.	36	1,150
Hyster-Yale, Inc.	18	1,148
Sturm Ruger & Company, Inc.	27	1,125
Archer Aviation, Inc. — Class A*	368	1,115
Great Lakes Dredge & Dock Corp.*	104	1,095
Costamare, Inc.	68	1,069
DXP Enterprises, Inc.*	20	1,067
Mesa Laboratories, Inc.	8	1,039
Metallus, Inc.*	67	994
Smith & Wesson Brands, Inc.	72	935
Insteel Industries, Inc.	30	933
Ryerson Holding Corp.	46	916
Heartland Express, Inc.	74	909
Standard BioTools, Inc.*	462	892
Astronics Corp.*	45	877
Ardagh Metal Packaging S.A.[1]	228	859
Evolv Technologies Holdings, Inc.*	206	834
ChargePoint Holdings, Inc.*,1	608	833
Applied Optoelectronics, Inc.*	58	830
Teekay Corp.*	90	828
Myers Industries, Inc.	58	802
nLight, Inc.*	73	780
Willis Lease Finance Corp.	5	744
Clearwater Paper Corp.*	26	742
Pactiv Evergreen, Inc.	64	737
Kimball Electronics, Inc.*	39	722
LSI Industries, Inc.	44	711
Covenant Logistics Group, Inc. — Class A	13	687
Northwest Pipe Co.*	15	677
LSB Industries, Inc.*	84	675
Olympic Steel, Inc.	17	663
NVE Corp.	8	639
National Presto Industries, Inc.	8	601
CryoPort, Inc.*	69	560
Greif, Inc. — Class B	8	559

222 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Luxfer Holdings plc	42	$544
FARO Technologies, Inc.*	28	536
GrafTech International Ltd.*	405	535
Manitowoc Company, Inc.*	55	529
SmartRent, Inc.*	299	517
Bowman Consulting Group Ltd.*	21	506
Safe Bulkers, Inc.	95	492
Stoneridge, Inc.*	43	481
Iteris, Inc.*	67	478
Universal Logistics Holdings, Inc.	11	474
Graham Corp.*	16	473
Byrna Technologies, Inc.*	27	458
Eastman Kodak Co.*	95	448
Ranpak Holdings Corp.*	68	444
Allient, Inc.	23	437
Latham Group, Inc.*	64	435
Park-Ohio Holdings Corp.	14	430
Mayville Engineering Company, Inc.*	20	422
Turtle Beach Corp.*	27	414
Himalaya Shipping Ltd.*	47	407
Park Aerospace Corp.	29	378
Mistras Group, Inc.*	33	375
MicroVision, Inc.*	325	370
Intuitive Machines, Inc.*,1	45	362
Radiant Logistics, Inc.*	56	360
Pure Cycle Corp.*	33	355
Centuri Holdings, Inc.*	22	355
Pangaea Logistics Solutions Ltd.	49	354
Sight Sciences, Inc.*	55	346
Proficient Auto Logistics, Inc.*	24	340
LanzaTech Global, Inc.*	176	336
Gencor Industries, Inc.*	16	334
Tredegar Corp.*	42	306
Omega Flex, Inc.	6	299
Bel Fuse, Inc. — Class A	3	298
L B Foster Co. — Class A*	14	286
Karat Packaging, Inc.	11	285
NN, Inc.*	73	285
Orion Group Holdings, Inc.*	48	277
GoPro, Inc. — Class A*	197	268
AerSale Corp.*	53	268
Eastern Co.	8	260
Perma-Fix Environmental Services, Inc.*	20	245
Redwire Corp.*,1	35	240
Smith-Midland Corp.*	7	234
Net Power, Inc.*	33	231
Arq, Inc.*	39	229
Twin Disc, Inc.	18	225
Concrete Pumping Holdings, Inc.*	38	220
Quest Resource Holding Corp.*	27	216
Core Molding Technologies, Inc.*	12	207
AMMO, Inc.*	141	202
Taylor Devices, Inc.*	4	200
PAM Transportation Services, Inc.*	10	185
Virgin Galactic Holdings, Inc.*,1	30	183
Caesarstone Ltd.*	33	150
Ultralife Corp.*	16	145
374Water, Inc.*	103	140
908 Devices, Inc.*	37	128
VirTra, Inc.*	17	106
NL Industries, Inc.	13	97
Eve Holding, Inc.*	28	91
Southland Holdings, Inc.*	16	59
Bridger Aerospace Group Holdings, Inc.*	14	31
Amprius Technologies, Inc.*	22	24
Solidion Technology, Inc.*	14	5
Total Industrial		661,506

Consumer, Cyclical - 7.2%
Meritage Homes Corp.	56	11,484
Taylor Morrison Home Corp. — Class A*	160	11,242
Abercrombie & Fitch Co. — Class A*	79	11,052
Installed Building Products, Inc.	38	9,358
KB Home	106	9,083
Beacon Roofing Supply, Inc.*	100	8,643
Aurora Innovation, Inc.*	1,455	8,614
Group 1 Automotive, Inc.	21	8,044
Champion Homes, Inc.*	84	7,967
Boot Barn Holdings, Inc.*	46	7,695
Asbury Automotive Group, Inc.*	32	7,635
M/I Homes, Inc.*	42	7,197
Kontoor Brands, Inc.	88	7,197
Signet Jewelers Ltd.	67	6,910
FirstCash Holdings, Inc.	60	6,888
Tri Pointe Homes, Inc.*	144	6,525
Academy Sports & Outdoors, Inc.	111	6,478
American Eagle Outfitters, Inc.	287	6,426
Shake Shack, Inc. — Class A*	60	6,193
Six Flags Entertainment Corp.	145	5,845
GMS, Inc.*	63	5,706
Steven Madden Ltd.	114	5,585
Cavco Industries, Inc.*	13	5,567
Sweetgreen, Inc. — Class A*	156	5,530
Brinker International, Inc.*	69	5,281
SkyWest, Inc.*	62	5,271
Rush Enterprises, Inc. — Class A	96	5,072
Cinemark Holdings, Inc.*	174	4,844
Patrick Industries, Inc.	34	4,841
UniFirst Corp.	24	4,768
LCI Industries	39	4,701
Dorman Products, Inc.*	41	4,638
Resideo Technologies, Inc.*	230	4,632
Century Communities, Inc.	44	4,531
Red Rock Resorts, Inc. — Class A	78	4,246
Hilton Grand Vacations, Inc.*	116	4,213
Visteon Corp.*	43	4,095
Green Brick Partners, Inc.*	49	4,093
Hanesbrands, Inc.*	553	4,065
HNI Corp.	74	3,984
Goodyear Tire & Rubber Co.*	446	3,947
LGI Homes, Inc.*	33	3,911
Urban Outfitters, Inc.*	101	3,869
International Game Technology plc	179	3,813

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
PriceSmart, Inc.	40	$3,671
Vista Outdoor, Inc.*	92	3,605
Foot Locker, Inc.	132	3,411
Victoria’s Secret & Co.*	124	3,187
JetBlue Airways Corp.*	483	3,169
Adient plc*	140	3,160
Atlanta Braves Holdings, Inc. — Class C*	79	3,144
Phinia, Inc.	68	3,130
Cheesecake Factory, Inc.	76	3,082
Acushnet Holdings Corp.	46	2,932
OPENLANE, Inc.*	169	2,853
United Parks & Resorts, Inc.*	56	2,834
La-Z-Boy, Inc.	66	2,833
Papa John’s International, Inc.	52	2,801
Fox Factory Holding Corp.*	67	2,781
MillerKnoll, Inc.	109	2,699
Madison Square Garden Entertainment Corp.*	62	2,637
Winnebago Industries, Inc.	45	2,615
OneSpaWorld Holdings Ltd.	158	2,609
Peloton Interactive, Inc. — Class A*	533	2,494
H&E Equipment Services, Inc.	51	2,483
Topgolf Callaway Brands Corp.*	224	2,459
Blue Bird Corp.*	51	2,446
AMC Entertainment Holdings, Inc. — Class A*	530	2,411
Sonos, Inc.*	194	2,384
Gentherm, Inc.*	50	2,328
REV Group, Inc.	81	2,273
Life Time Group Holdings, Inc.*	93	2,271
Warby Parker, Inc. — Class A*	137	2,237
Sally Beauty Holdings, Inc.*	161	2,185
Wolverine World Wide, Inc.	125	2,178
Dana, Inc.	206	2,175
Sabre Corp.*	589	2,162
Buckle, Inc.	49	2,154
Bloomin’ Brands, Inc.	124	2,050
Oxford Industries, Inc.	23	1,995
Steelcase, Inc. — Class A	146	1,970
G-III Apparel Group Ltd.*	64	1,953
Winmark Corp.	5	1,915
ScanSource, Inc.*	39	1,873
VSE Corp.	22	1,820
Caleres, Inc.	54	1,785
Dave & Buster’s Entertainment, Inc.*	52	1,771
XPEL, Inc.*	40	1,735
Interface, Inc. — Class A	90	1,707
MRC Global, Inc.*	133	1,694
ODP Corp.*	56	1,666
Monarch Casino & Resort, Inc.	21	1,665
Everi Holdings, Inc.*	125	1,643
Hovnanian Enterprises, Inc. — Class A*	8	1,635
Camping World Holdings, Inc. — Class A	67	1,623
Beazer Homes USA, Inc.*	47	1,606
Dream Finders Homes, Inc. — Class A*	44	1,593
Cracker Barrel Old Country Store, Inc.	35	1,587
Vizio Holding Corp. — Class A*	140	1,564
Global Business Travel Group I*	198	1,523
Jack in the Box, Inc.	31	1,443
IMAX Corp.*	68	1,395
BlueLinx Holdings, Inc.*	13	1,370
PC Connection, Inc.	18	1,358
Sonic Automotive, Inc. — Class A	23	1,345
Wabash National Corp.	70	1,343
National Vision Holdings, Inc.*	123	1,342
Lions Gate Entertainment Corp. — Class B*	192	1,329
Allegiant Travel Co. — Class A	24	1,322
Rush Street Interactive, Inc.*	120	1,302
Malibu Boats, Inc. — Class A*	32	1,242
A-Mark Precious Metals, Inc.	28	1,237
Shoe Carnival, Inc.	28	1,228
MarineMax, Inc.*	34	1,199
Ethan Allen Interiors, Inc.	36	1,148
Portillo’s, Inc. — Class A*,1	85	1,145
Standard Motor Products, Inc.	34	1,129
American Axle & Manufacturing Holdings, Inc.*	181	1,119
Miller Industries, Inc.	17	1,037
indie Semiconductor, Inc. — Class A*	259	1,033
Golden Entertainment, Inc.	32	1,017
Chuy’s Holdings, Inc.*	27	1,010
Arhaus, Inc.	81	997
Douglas Dynamics, Inc.	36	993
BJ’s Restaurants, Inc.*	30	977
Forestar Group, Inc.*	30	971
Accel Entertainment, Inc.*	83	964
Leslie’s, Inc.*	283	894
Arko Corp.	127	891
Super Group SGHC Ltd.	236	857
Clean Energy Fuels Corp.*	269	837
Dine Brands Global, Inc.	24	749
First Watch Restaurant Group, Inc.*	48	749
Daktronics, Inc.*	58	749
Lions Gate Entertainment Corp. — Class A*	94	736
Kura Sushi USA, Inc. — Class A*	9	725
Global Industrial Co.	21	713
Sun Country Airlines Holdings, Inc.*	62	695
Build-A-Bear Workshop, Inc. — Class A	20	687
Atlanta Braves Holdings, Inc. — Class A*	16	674
Rush Enterprises, Inc. — Class B	14	671
Shyft Group, Inc.	53	665
EVgo, Inc.*,1	159	658
Xperi, Inc.*	71	656
Bally’s Corp.*	38	655
Titan International, Inc.*	79	642
Methode Electronics, Inc.	53	634
Haverty Furniture Companies, Inc.	23	632
Lovesac Co.*	22	630
RCI Hospitality Holdings, Inc.	14	624
Sleep Number Corp.*	34	623

224 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Petco Health & Wellness Company, Inc.*	131	$596
Funko, Inc. — Class A*	48	586
Hudson Technologies, Inc.*	70	584
El Pollo Loco Holdings, Inc.*	42	575
Nu Skin Enterprises, Inc. — Class A	78	575
Marcus Corp.	38	573
Zumiez, Inc.*	26	554
Hyliion Holdings Corp.*	222	551
Lindblad Expeditions Holdings, Inc.*	56	518
Denny’s Corp.*	80	516
Designer Brands, Inc. — Class A	66	487
MasterCraft Boat Holdings, Inc.*	26	473
Luminar Technologies, Inc.*,1	525	472
Xponential Fitness, Inc. — Class A*	38	471
Genesco, Inc.*	17	462
Titan Machinery, Inc.*	33	460
OneWater Marine, Inc. — Class A*	19	454
Movado Group, Inc.	24	446
America’s Car-Mart, Inc.*	10	419
Spirit Airlines, Inc.[1]	173	415
Hamilton Beach Brands Holding Co. — Class A	13	396
iRobot Corp.*	45	391
Savers Value Village, Inc.*	37	389
Cooper-Standard Holdings, Inc.*	27	375
Potbelly Corp.*	43	359
Frontier Group Holdings, Inc.*,1	66	353
Rocky Brands, Inc.	11	350
Landsea Homes Corp.*	28	346
Wheels Up Experience, Inc.*	141	341
Weyco Group, Inc.	10	340
JAKKS Pacific, Inc.*	13	332
Superior Group of Companies, Inc.	21	325
Solid Power, Inc.*	240	324
Flexsteel Industries, Inc.	7	310
Hooker Furnishings Corp.	17	307
Tile Shop Holdings, Inc.*	45	297
Webtoon Entertainment, Inc.*	24	275
Blink Charging Co.*,1	152	261
Full House Resorts, Inc.*	52	261
Johnson Outdoors, Inc. — Class A	7	253
Reservoir Media, Inc.*	31	251
Destination XL Group, Inc.*	84	247
Vera Bradley, Inc.*	42	229
Escalade, Inc.	16	225
Virco Mfg. Corp.	16	221
Clarus Corp.	48	216
Holley, Inc.*	73	215
Traeger, Inc.*	54	199
GrowGeneration Corp.*	92	196
Citi Trends, Inc.*	10	184
Livewire Group, Inc.*	29	177
J Jill, Inc.	7	173
Biglari Holdings, Inc. — Class B*	1	172
Commercial Vehicle Group, Inc.*	52	169
EVI Industries, Inc.	8	155
Marine Products Corp.	14	136
SES AI Corp.*	205	131
Lifetime Brands, Inc.	20	131
ONE Group Hospitality, Inc.*	33	121
Aeva Technologies, Inc.*	36	118
Tilly’s, Inc. — Class A*	23	117
ThredUp, Inc. — Class A*	124	104
Canoo, Inc.*	94	92
Purple Innovation, Inc.*	90	89
Torrid Holdings, Inc.*	19	75
CompX International, Inc.	2	58
United Homes Group, Inc.*,1	8	49
Qurate Retail, Inc. — Class B*	2	9
Total Consumer, Cyclical		471,917

Technology - 6.1%
SPS Commerce, Inc.*	58	11,262
CommVault Systems, Inc.*	68	10,462
Varonis Systems, Inc.*	173	9,775
Insight Enterprises, Inc.*	44	9,477
ExlService Holdings, Inc.*	248	9,461
Maximus, Inc.	96	8,943
Altair Engineering, Inc. — Class A*	90	8,596
ACI Worldwide, Inc.*	166	8,449
Zeta Global Holdings Corp. — Class A*	278	8,293
Impinj, Inc.*	36	7,795
Tenable Holdings, Inc.*	186	7,537
Qualys, Inc.*	58	7,451
Box, Inc. — Class A*	222	7,266
Rambus, Inc.*	172	7,262
ASGN, Inc.*	71	6,619
Workiva, Inc.*	80	6,330
Clearwater Analytics Holdings, Inc. — Class A*	238	6,010
Silicon Laboratories, Inc.*	50	5,779
Power Integrations, Inc.	89	5,707
FormFactor, Inc.*	122	5,612
Blackbaud, Inc.*	65	5,504
Axcelis Technologies, Inc.*	51	5,347
Evolent Health, Inc. — Class A*	182	5,147
BlackLine, Inc.*	91	5,018
Envestnet, Inc.*	80	5,010
SiTime Corp.*	29	4,974
ACV Auctions, Inc. — Class A*	233	4,737
Synaptics, Inc.*	61	4,732
Semtech Corp.*	102	4,657
Diodes, Inc.*	72	4,615
Clear Secure, Inc. — Class A	138	4,573
Progress Software Corp.	67	4,514
DigitalOcean Holdings, Inc.*	103	4,160
Rapid7, Inc.*	98	3,909
Kulicke & Soffa Industries, Inc.	86	3,881
Agilysys, Inc.*	35	3,814
WNS Holdings Ltd.*	71	3,742
Freshworks, Inc. — Class A*	321	3,685
Ambarella, Inc.*	60	3,384
Braze, Inc. — Class A*	103	3,331

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 225

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Vertex, Inc. — Class A*	86	$3,312
NCR Atleos Corp.*	114	3,252
C3.ai, Inc. — Class A*	130	3,150
NCR Voyix Corp.*	229	3,108
Intapp, Inc.*	62	2,965
Privia Health Group, Inc.*	161	2,932
Veeco Instruments, Inc.*	88	2,915
Ultra Clean Holdings, Inc.*	70	2,795
PAR Technology Corp.*	53	2,760
IonQ, Inc.*,1	313	2,736
Donnelley Financial Solutions, Inc.*	41	2,699
PagerDuty, Inc.*	141	2,616
Verint Systems, Inc.*	97	2,457
Photronics, Inc.*	97	2,402
NetScout Systems, Inc.*	109	2,371
AvePoint, Inc.*	200	2,354
CSG Systems International, Inc.	47	2,287
Sprout Social, Inc. — Class A*	78	2,267
AvidXchange Holdings, Inc.*	274	2,222
Alkami Technology, Inc.*	69	2,176
Appian Corp. — Class A*	63	2,151
PowerSchool Holdings, Inc. — Class A*	94	2,144
SoundHound AI, Inc. — Class A*,1	447	2,083
Adeia, Inc.	172	2,049
Jamf Holding Corp.*	117	2,030
Xerox Holdings Corp.	183	1,899
Waystar Holding Corp.*	68	1,897
Cohu, Inc.*	73	1,876
Alignment Healthcare, Inc.*	158	1,868
Matterport, Inc.*	413	1,859
Sapiens International Corporation N.V.	49	1,826
Phreesia, Inc.*	80	1,823
MaxLinear, Inc. — Class A*	125	1,810
Pitney Bowes, Inc.	253	1,804
Diebold Nixdorf, Inc.*,1	40	1,786
Zuora, Inc. — Class A*	204	1,758
SMART Global Holdings, Inc.*	81	1,697
Schrodinger Incorporated/United States*	88	1,632
ACM Research, Inc. — Class A*	80	1,624
PDF Solutions, Inc.*	49	1,552
Digi International, Inc.*	56	1,542
Fastly, Inc. — Class A*	203	1,537
N-able, Inc.*	113	1,476
Asana, Inc. — Class A*	125	1,449
Alpha & Omega Semiconductor Ltd.*	37	1,373
Blend Labs, Inc. — Class A*	364	1,365
PROS Holdings, Inc.*	72	1,333
Grid Dynamics Holdings, Inc.*	90	1,260
Integral Ad Science Holding Corp.*	114	1,232
E2open Parent Holdings, Inc.*	269	1,186
Vimeo, Inc.*	233	1,177
Yext, Inc.*	165	1,142
SolarWinds Corp.	86	1,122
Amplitude, Inc. — Class A*	120	1,076
V2X, Inc.*	19	1,061
OneSpan, Inc.*	60	1,000
Conduent, Inc.*	248	1,000
PubMatic, Inc. — Class A*	66	981
Daily Journal Corp.*	2	980
SEMrush Holdings, Inc. — Class A*	57	895
CEVA, Inc.*	37	894
MeridianLink, Inc.*	43	885
NextNav, Inc.*	118	884
GigaCloud Technology, Inc. — Class A*,1	37	850
Instructure Holdings, Inc.*	35	824
Olo, Inc. — Class A*	165	818
Simulations Plus, Inc.	25	801
Weave Communications, Inc.*	62	794
I3 Verticals, Inc. — Class A*	36	767
Health Catalyst, Inc.*	92	749
Ibotta, Inc. — Class A*,1	12	739
Enfusion, Inc. — Class A*	76	721
Innodata, Inc.*	43	721
PlayAGS, Inc.*	62	706
Thoughtworks Holding, Inc.*	158	698
Climb Global Solutions, Inc.	7	697
Bandwidth, Inc. — Class A*	39	683
Cantaloupe, Inc.*	92	681
Pagaya Technologies Ltd. — Class A*,1	64	676
Consensus Cloud Solutions, Inc.*	28	659
BigCommerce Holdings, Inc.*	111	649
Digimarc Corp.*	24	645
Mitek Systems, Inc.*	73	633
Planet Labs PBC*	266	593
Unisys Corp.*	104	591
3D Systems Corp.*	201	571
Aehr Test Systems*	44	565
American Software, Inc. — Class A	50	560
Cricut, Inc. — Class A	73	506
Vishay Precision Group, Inc.*	19	492
Navitas Semiconductor Corp.*	199	488
Corsair Gaming, Inc.*	70	487
Red Violet, Inc.*	17	484
Digital Turbine, Inc.*	151	464
Ouster, Inc.*	68	428
Immersion Corp.	48	428
Talkspace, Inc.*	194	405
Domo, Inc. — Class B*	53	398
SkyWater Technology, Inc.*	43	390
Definitive Healthcare Corp.*	84	375
8x8, Inc.*	184	375
Life360, Inc.*,1	9	354
EverCommerce, Inc.*	34	352
Asure Software, Inc.*	37	335
ReposiTrak, Inc.[1]	18	332
Arteris, Inc.*	43	332
Inspired Entertainment, Inc.*	35	324
Telos Corp.*	86	309
Outbrain, Inc.*	61	296
IBEX Holdings Ltd.*	14	280
Viant Technology, Inc. — Class A*	25	277
CS Disco, Inc.*	46	271

226 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
ON24, Inc.*	43	$263
Rackspace Technology, Inc.*	105	257
Richardson Electronics Ltd.	19	235
BigBear.ai Holdings, Inc.*	160	234
Playstudios, Inc.*	139	210
Kaltura, Inc.*	152	207
Cerence, Inc.*	65	205
Porch Group, Inc.*	122	187
Everspin Technologies, Inc.*	31	183
TTEC Holdings, Inc.	31	182
Rigetti Computing, Inc.*,1	223	175
QuickLogic Corp.*	22	169
eGain Corp.*	32	163
Rimini Street, Inc.*	84	155
D-Wave Quantum, Inc.*,1	138	136
Rekor Systems, Inc.*	112	132
Silvaco Group, Inc.*,1	9	129
WM Technology, Inc.*	132	115
iLearningEngines Holdings, Inc.*	46	77
Golden Matrix Group, Inc.*	31	72
System1, Inc.*	37	42
GCT Semiconductor Holding, Inc.*	12	40
Airship AI Holdings, Inc.*	5	12
Total Technology		394,767

Energy - 3.3%
ChampionX Corp.	301	9,075
Noble Corporation plc[1]	217	7,853
Murphy Oil Corp.	229	7,726
CNX Resources Corp.*	231	7,524
SM Energy Co.	180	7,195
Magnolia Oil & Gas Corp. — Class A	273	6,667
Sunrun, Inc.*	342	6,176
California Resources Corp.	109	5,719
Tidewater, Inc.*	77	5,528
Northern Oil & Gas, Inc.	156	5,524
Valaris Ltd.*	99	5,519
Archrock, Inc.	261	5,283
Peabody Energy Corp.	198	5,255
Warrior Met Coal, Inc.	82	5,240
PBF Energy, Inc. — Class A	164	5,076
Liberty Energy, Inc. — Class A	255	4,868
Transocean Ltd.*	1,142	4,853
CONSOL Energy, Inc.	46	4,814
Patterson-UTI Energy, Inc.	609	4,659
Helmerich & Payne, Inc.	152	4,624
Seadrill Ltd.*	107	4,252
Alpha Metallurgical Resources, Inc.	17	4,015
Oceaneering International, Inc.*	159	3,954
Arch Resources, Inc.	28	3,869
Gulfport Energy Corp.*	20	3,027
Kosmos Energy Ltd.*	733	2,954
Kinetik Holdings, Inc. — Class A	60	2,716
Plug Power, Inc.*,1	1,166	2,635
Sitio Royalties Corp. — Class A	126	2,626
Expro Group Holdings N.V.*	149	2,558
Helix Energy Solutions Group, Inc.*	227	2,520
Talos Energy, Inc.*	233	2,412
Crescent Energy Co. — Class A	218	2,387
Atlas Energy Solutions, Inc.	107	2,333
Fluence Energy, Inc.*	96	2,180
DNOW, Inc.*	165	2,133
Borr Drilling Ltd.*	371	2,037
Sable Offshore Corp.*	80	1,890
Delek US Holdings, Inc.	100	1,875
Sunnova Energy International, Inc.*	171	1,666
Comstock Resources, Inc.	146	1,625
Select Water Solutions, Inc. — Class A	144	1,603
Array Technologies, Inc.*	241	1,591
Par Pacific Holdings, Inc.*	90	1,584
Shoals Technologies Group, Inc. — Class A*	270	1,515
Core Laboratories, Inc.	74	1,371
Green Plains, Inc.*	100	1,354
Bristow Group, Inc.*	39	1,353
CVR Energy, Inc.	54	1,244
Vital Energy, Inc.*	45	1,210
SunCoke Energy, Inc.	132	1,146
REX American Resources Corp.*	24	1,111
ProPetro Holding Corp.*	138	1,057
VAALCO Energy, Inc.	164	941
Vitesse Energy, Inc.	39	937
Kodiak Gas Services, Inc.	32	928
Newpark Resources, Inc.*	131	908
Nabors Industries Ltd.*	14	903
NextDecade Corp.*	182	857
RPC, Inc.	134	852
Diversified Energy Company plc	74	842
Innovex International, Inc.*	54	793
Aris Water Solutions, Inc. — Class A	42	708
SandRidge Energy, Inc.	51	624
Berry Corp.	121	622
TETRA Technologies, Inc.*	198	614
Excelerate Energy, Inc. — Class A	27	594
Montauk Renewables, Inc.*	104	542
Solaris Oilfield Infrastructure, Inc. — Class A	40	510
Granite Ridge Resources, Inc.	83	493
Ramaco Resources, Inc. — Class A	42	491
Matrix Service Co.*	42	484
Riley Exploration Permian, Inc.	18	477
Oil States International, Inc.*	97	446
Amplify Energy Corp.*	62	405
DMC Global, Inc.*	31	402
Ring Energy, Inc.*	234	374
Hallador Energy Co.*	39	368
SEACOR Marine Holdings, Inc.*	38	367
W&T Offshore, Inc.	155	333
TPI Composites, Inc.*,1	73	332
Natural Gas Services Group, Inc.*	17	325
HighPeak Energy, Inc.[1]	23	319
Ranger Energy Services, Inc.	26	310
Forum Energy Technologies, Inc.*	18	278

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 227

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
FuelCell Energy, Inc.*,1	715	$272
Evolution Petroleum Corp.	48	255
ProFrac Holding Corp. — Class A*,1	35	238
FutureFuel Corp.	41	236
Geospace Technologies Corp.*	20	207
NACCO Industries, Inc. — Class A	7	198
ASP Isotopes, Inc.*	62	172
Freyr Battery, Inc.*	177	172
Energy Vault Holdings, Inc.*	162	155
Mammoth Energy Services, Inc.*	38	155
PrimeEnergy Resources Corp.*	1	138
Aemetis, Inc.*	57	131
Empire Petroleum Corp.*	22	115
Ramaco Resources, Inc. — Class B	8	86
Stem, Inc.*	239	83
Prairie Operating Co.*	7	61
Drilling Tools International Corp.*	15	56
Verde Clean Fuels, Inc.*	5	20
SolarMax Technology, Inc.*	8	5
Total Energy		212,115

Communications - 2.6%
Lumen Technologies, Inc.*	1,585	11,254
Q2 Holdings, Inc.*	93	7,419
Credo Technology Group Holding Ltd.*	201	6,191
InterDigital, Inc.	40	5,665
Hims & Hers Health, Inc.*	299	5,508
AST SpaceMobile, Inc.*,1	210	5,492
Cogent Communications Holdings, Inc.	69	5,238
EchoStar Corp. — Class A*	192	4,765
Squarespace, Inc. — Class A*	96	4,457
TEGNA, Inc.	266	4,197
Cargurus, Inc.*	139	4,174
Perficient, Inc.*	55	4,151
ePlus, Inc.*	41	4,032
Yelp, Inc. — Class A*	103	3,613
Calix, Inc.*	93	3,607
Telephone & Data Systems, Inc.	155	3,604
DigitalBridge Group, Inc.	251	3,547
Ziff Davis, Inc.*	72	3,504
Cable One, Inc.	9	3,148
Viavi Solutions, Inc.*	347	3,130
Extreme Networks, Inc.*	198	2,976
Magnite, Inc.*	198	2,742
Harmonic, Inc.*	174	2,535
Viasat, Inc.*	191	2,281
Infinera Corp.*,1	314	2,120
Upwork, Inc.*	196	2,048
CommScope Holding Company, Inc.*	330	2,016
Opendoor Technologies, Inc.*	970	1,940
Liberty Latin America Ltd. — Class C*	203	1,926
Sphere Entertainment Co.*	42	1,856
Cars.com, Inc.*	104	1,743
A10 Networks, Inc.	112	1,617
QuinStreet, Inc.*	83	1,588
Sprinklr, Inc. — Class A*	198	1,531
Revolve Group, Inc.*	60	1,487
Globalstar, Inc.*	1,142	1,416
Figs, Inc. — Class A*	205	1,402
Shutterstock, Inc.	39	1,379
Applied Digital Corp.*,1	155	1,279
Gannett Company, Inc.*	224	1,259
Despegar.com Corp.*	97	1,203
Scholastic Corp.	37	1,184
HealthStream, Inc.	38	1,096
Shenandoah Telecommunications Co.	77	1,086
TechTarget, Inc.*	41	1,002
Open Lending Corp. — Class A*	161	985
Couchbase, Inc.*	61	983
Bumble, Inc. — Class A*	151	963
Stagwell, Inc.*	135	948
IDT Corp. — Class B	24	916
NETGEAR, Inc.*	45	903
Clear Channel Outdoor Holdings, Inc.*	550	880
Thryv Holdings, Inc.*	50	862
EverQuote, Inc. — Class A*	40	844
National CineMedia, Inc.*	112	789
Clearfield, Inc.*	20	779
Liquidity Services, Inc.*	34	775
Sinclair, Inc.	50	765
ADTRAN Holdings, Inc.*	124	735
Gogo, Inc.*	102	732
Beyond, Inc.*	72	726
Gray Television, Inc.	135	724
Powerfleet Incorporated NJ*	143	715
MediaAlpha, Inc. — Class A*	39	706
Nextdoor Holdings, Inc.*	275	682
fuboTV, Inc.*	460	653
Anterix, Inc.*	16	603
Getty Images Holdings, Inc.*	158	602
Boston Omaha Corp. — Class A*	39	580
Advantage Solutions, Inc.*	169	580
Consolidated Communications Holdings, Inc.*	121	561
ATN International, Inc.	17	550
Preformed Line Products Co.	4	512
Liberty Latin America Ltd. — Class A*	52	498
RealReal, Inc.*	154	484
Grindr, Inc.*	39	465
Ribbon Communications, Inc.*	143	465
Vivid Seats, Inc. — Class A*	123	455
Ooma, Inc.*	39	444
Spok Holdings, Inc.	29	437
AMC Networks, Inc. — Class A*	50	434
WideOpenWest, Inc.*	78	410
Backblaze, Inc. — Class A*	63	403
Stitch Fix, Inc. — Class A*	142	400
Aviat Networks, Inc.*	18	389
Lands’ End, Inc.*	22	380
Groupon, Inc.*,1	36	352
Eventbrite, Inc. — Class A*	126	344
BARK, Inc.*	209	341
1-800-Flowers.com, Inc. — Class A*	41	325
Innovid Corp.*	168	302

228 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
iHeartMedia, Inc. — Class A*	163	$302
LifeMD, Inc.*	55	288
Tucows, Inc. — Class A*	13	272
Gambling.com Group Ltd.*	27	271
AudioEye, Inc.*	11	251
OptimizeRx Corp.*	28	216
EW Scripps Co. — Class A*	96	216
Townsquare Media, Inc. — Class A	21	213
Cardlytics, Inc.*	63	202
Entravision Communications Corp. — Class A	97	201
1stdibs.com, Inc.*	40	176
RumbleON, Inc. — Class B*	25	120
Nerdy, Inc.*	115	113
LiveOne, Inc.*	107	102
BlackSky Technology, Inc.*	21	100
Mondee Holdings, Inc.*	60	83
Terran Orbital Corp.*,1	243	61
Value Line, Inc.	1	46
Vacasa, Inc. — Class A*	15	42
Solo Brands, Inc. — Class A*	26	37
aka Brands Holding Corp.*	1	24
Total Communications		171,125

Basic Materials - 2.3%
Carpenter Technology Corp.	75	11,968
Commercial Metals Co.	182	10,003
Cabot Corp.	85	9,500
Balchem Corp.	51	8,976
Avient Corp.	142	7,145
HB Fuller Co.	86	6,827
Hecla Mining Co.	912	6,083
Sensient Technologies Corp.	66	5,295
Arcadium Lithium plc*	1,697	4,836
Sylvamo Corp.	55	4,722
Innospec, Inc.	39	4,411
Coeur Mining, Inc.*	619	4,259
Minerals Technologies, Inc.	51	3,939
Uranium Energy Corp.*	620	3,850
Hawkins, Inc.	30	3,824
Quaker Chemical Corp.	22	3,707
Rogers Corp.*	30	3,390
Constellium SE*	204	3,317
Perimeter Solutions S.A.*	211	2,838
Tronox Holdings plc — Class A	187	2,736
Stepan Co.	34	2,626
Ingevity Corp.*	57	2,223
SSR Mining, Inc.	320	1,818
Kaiser Aluminum Corp.	25	1,813
Orion S.A.	91	1,621
Novagold Resources, Inc.*	384	1,574
United States Lime & Minerals, Inc.	15	1,465
Mativ Holdings, Inc.	85	1,444
Energy Fuels, Inc.*	255	1,400
Century Aluminum Co.*	83	1,347
Ecovyst, Inc.*	183	1,254
AdvanSix, Inc.	40	1,215
Centrus Energy Corp. — Class A*	22	1,207
Haynes International, Inc.	20	1,191
Metals Acquisition Ltd. — Class A*	85	1,177
Koppers Holdings, Inc.	32	1,169
Encore Energy Corp.*	281	1,135
Ivanhoe Electric Incorporated / US*	132	1,117
Rayonier Advanced Materials, Inc.*	101	865
Radius Recycling, Inc. — Class A	42	779
Compass Minerals International, Inc.	54	649
Perpetua Resources Corp.*	61	570
Oil-Dri Corporation of America	8	552
Universal Stainless & Alloy Products, Inc.*	14	541
Lightwave Logic, Inc.*	189	522
Ur-Energy, Inc.*	433	515
i-80 Gold Corp.*	409	475
Kronos Worldwide, Inc.	34	423
Intrepid Potash, Inc.*	17	408
Lifezone Metals Ltd.*	58	406
Caledonia Mining Corporation plc	26	389
Codexis, Inc.*	110	339
Piedmont Lithium, Inc.*	29	259
Dakota Gold Corp.*	103	243
Contango ORE, Inc.*	12	231
American Vanguard Corp.	40	212
Northern Technologies International Corp.	12	147
Valhi, Inc.	4	133
Critical Metals Corp.*	12	89
Total Basic Materials		147,169

Utilities - 1.8%
Brookfield Infrastructure Corp. — Class A	189	8,208
Portland General Electric Co.	160	7,664
New Jersey Resources Corp.	155	7,316
Southwest Gas Holdings, Inc.	96	7,081
ONE Gas, Inc.	89	6,623
Black Hills Corp.	108	6,601
Ormat Technologies, Inc.	85	6,540
TXNM Energy, Inc.	142	6,215
ALLETE, Inc.	92	5,905
Spire, Inc.	85	5,720
Northwestern Energy Group, Inc.	97	5,550
MGE Energy, Inc.	57	5,213
Otter Tail Corp.	65	5,080
California Water Service Group	91	4,934
American States Water Co.	59	4,914
Avista Corp.	123	4,766
Chesapeake Utilities Corp.	35	4,346
SJW Group	51	2,964
Hawaiian Electric Industries, Inc.*	260	2,517
Northwest Natural Holding Co.	60	2,449
Ameresco, Inc. — Class A*	51	1,935
Middlesex Water Co.	28	1,827
Unitil Corp.	25	1,515
York Water Co.	23	861
Consolidated Water Company Ltd.	24	605
Altus Power, Inc.*	120	382
Genie Energy Ltd. — Class B	20	325

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RGC Resources, Inc.	13	$294
Global Water Resources, Inc.	18	227
Total Utilities		118,577

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	43	1,397

Total Common Stocks
(Cost $3,904,912)		4,202,155

WARRANT† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25	2	—
Total Warrant
(Cost $—)		—

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Sanofi SA*	52	—
Tobira Therapeutics, Inc. *,†††	14	—
Novartis AG*,†††	100	—
Cartesian Therapeutics Inc.*	179	—
Total Consumer, Non-cyclical		—

Energy - 0.0%
Empire Petroleum Corp.*
Expires 10/16/24	22	—
Total Rights
(Cost $39)		—

MUTUAL FUNDS† - 18.4%
Guggenheim Strategy Fund II2	25,618	635,320
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	56,061	561,735
Total Mutual Funds
(Cost $1,183,372)		1,197,055

	Face Amount~
U.S. TREASURY BILL†† - 3.0%
U.S. Treasury Bills
4.85% due 12/12/24[3,4]	$200,000	198,212
Total U.S. Treasury Bill
(Cost $198,059)		198,212

REPURCHASE AGREEMENTS††,5 - 13.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	463,138	463,138
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	382,530	382,530
Total Repurchase Agreements
(Cost $845,668)		845,668

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	58,826	58,826
Total Securities Lending Collateral
(Cost $58,826)		58,826

Total Investments - 99.9%
(Cost $6,190,876)		$6,501,916
Other Assets & Liabilities, net - 0.1%		5,965
Total Net Assets - 100.0%		$6,507,881

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	12/18/24	875	$1,950,837	$27,830
BNP Paribas	Russell 2000 Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	676	1,506,985	21,694
Barclays Bank plc	Russell 2000 Index	Pay	5.29% (SOFR + 0.45%)	At Maturity	12/19/24	944	2,104,933	5,643
							$5,562,755	$55,167

230 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,202,155		$—	$—	*	$4,202,155
Warrant	—	*	—	—		—
Rights	—	*	—	—	*	—
Mutual Funds	1,197,055		—	—		1,197,055
U.S. Treasury Bill	—		198,212	—		198,212
Repurchase Agreements	—		845,668	—		845,668
Securities Lending Collateral	58,826		—	—		58,826
Equity Index Swap Agreements**	—		55,167	—		55,167
Total Assets	$5,458,036		$1,099,047	$—		$6,557,083

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 231

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$630,196	$—	$—	$—	$5,124	$635,320	25,618	$18,043
Guggenheim Ultra Short Duration Fund — Institutional Class	555,568	—	—	—	6,167	561,735	56,061	14,458
	$1,185,764	$—	$—	$—	$11,291	$1,197,055		$32,501

232 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

Assets:
Investments in unaffiliated issuers, at value - including $55,311 of securities loaned (cost $4,161,836)	$4,459,193
Investments in affiliated issuers, at value (cost $1,183,372)	1,197,055
Repurchase agreements, at value (cost $845,668)	845,668
Cash	609
Segregated cash with broker	13,000
Unrealized appreciation on OTC swap agreements	55,167
Receivables:
Dividends	8,714
Fund shares sold	700
Interest	114
Securities lending income	100
Total assets	6,580,320

Liabilities:
Payable for:
Return of securities lending collateral	58,826
Management fees	4,253
Transfer agent fees	2,713
Swap settlement	1,231
Distribution and service fees	1,217
Portfolio accounting and administration fees	255
Trustees’ fees*	54
Fund shares redeemed	20
Miscellaneous	3,870
Total liabilities	72,439
Net assets	$6,507,881

Net assets consist of:
Paid in capital	$8,565,090
Total distributable earnings (loss)	(2,057,209)
Net assets	$6,507,881
Class A:
Net assets	$1,019,732
Capital shares outstanding	17,610
Net asset value per share	$57.91
Maximum offering price per share (Net asset value divided by 95.25%)	$60.80
Class C:
Net assets	$10,651
Capital shares outstanding	256
Net asset value per share	$41.56
Class H:
Net assets	$5,477,498
Capital shares outstanding	95,212
Net asset value per share	$57.53

STATEMENT OF OPERATIONS (Unaudited)

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $59)	$26,161
Dividends from securities of affiliated issuers	32,501
Interest	32,430
Income from securities lending, net	766
Total investment income	91,858

Expenses:
Management fees	28,750
Distribution and service fees:
Class A	1,188
Class C	193
Class H	6,750
Transfer agent fees	6,568
Portfolio accounting and administration fees	4,874
Registration fees	4,532
Professional fees	1,997
Interest expense	829
Custodian fees	409
Trustees’ fees*	355
Line of credit fees	59
Miscellaneous	151
Total expenses	56,655
Less:
Expenses reimbursed by Adviser	(3,195)
Expenses waived by Adviser	(697)
Total waived/reimbursed expenses	(3,892)
Net expenses	52,763
Net investment income	39,095

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	153,809
Swap agreements	104,976
Futures contracts	(5,241)
Net realized gain	253,544
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	46,018
Investments in affiliated issuers	11,291
Swap agreements	(144,803)
Futures contracts	(13,073)
Net change in unrealized appreciation (depreciation)	(100,567)
Net realized and unrealized gain	152,977
Net increase in net assets resulting from operations	$192,072

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 233

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,095	$86,505
Net realized gain on investments	253,544	638,902
Net change in unrealized appreciation (depreciation) on investments	(100,567)	781,468
Net increase in net assets resulting from operations	192,072	1,506,875

Distributions to shareholders:
Class A	—	(1,949)
Class C	—	(43)
Class H	—	(12,432)
Total distributions to shareholders	—	(14,424)

Capital share transactions:
Proceeds from sale of shares
Class A	28,996	207,195
Class C	12,982	524,610
Class H	2,238,822	3,917,573
Distributions reinvested
Class A	—	1,880
Class C	—	43
Class H	—	12,382
Cost of shares redeemed
Class A	(45,708)	(303,541)
Class C	(134,219)	(437,323)
Class H	(2,907,031)	(4,495,631)
Net decrease from capital share transactions	(806,158)	(572,812)
Net increase (decrease) in net assets	(614,086)	919,639

Net assets:
Beginning of period	7,121,967	6,202,328
End of period	$6,507,881	$7,121,967

Capital share activity:
Shares sold
Class A	548	4,576
Class C	347	14,942
Class H	40,801	88,623
Shares issued from reinvestment of distributions
Class A	—	41
Class C	—	1
Class H	—	270
Shares redeemed
Class A	(852)	(6,512)
Class C	(3,499)	(12,255)
Class H	(55,646)	(99,091)
Net decrease in shares	(18,301)	(9,405)

234 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$54.91	$44.36	$56.57	$101.22	$39.16	$63.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.61	.22	(1.02)	(.94)	.32
Net gain (loss) on investments (realized and unrealized)	2.67	10.05	(12.43)	(7.02)	63.25	(24.78)
Total from investment operations	3.00	10.66	(12.21)	(8.04)	62.31	(24.46)
Less distributions from:
Net investment income	—	(.11)	—	—	(.25)	—
Net realized gains	—	—	—	(36.61)	—	—
Total distributions	—	(.11)	—	(36.61)	(.25)	—
Net asset value, end of period	$57.91	$54.91	$44.36	$56.57	$101.22	$39.16

Total Return[c]	5.46%	24.07%	(21.58%)	(11.85%)	159.26%	(38.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,020	$984	$879	$1,268	$1,749	$948
Ratios to average net assets:
Net investment income (loss)	1.22%	1.32%	0.48%	(1.18%)	(1.40%)	0.50%
Total expenses[d]	1.77%	1.77%	1.75%	1.71%	1.79%	1.82%
Net expenses[e]	1.65%	1.67%	1.69%	1.68%	1.77%	1.76%
Portfolio turnover rate	9%	8%	9%	62%	—	93%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$39.56	$32.26	$41.41	$84.58	$32.98	$54.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.29	(.09)	(1.28)	(1.27)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.89	7.12	(9.06)	(5.28)	53.12	(20.90)
Total from investment operations	2.00	7.41	(9.15)	(6.56)	51.85	(21.02)
Less distributions from:
Net investment income	—	(.11)	—	—	(.25)	—
Net realized gains	—	—	—	(36.61)	—	—
Total distributions	—	(.11)	—	(36.61)	(.25)	—
Net asset value, end of period	$41.56	$39.56	$32.26	$41.41	$84.58	$32.98

Total Return[c]	5.06%	23.13%	(22.10%)	(12.52%)	157.38%	(38.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$135	$23	$35	$75	$22
Ratios to average net assets:
Net investment income (loss)	0.57%	0.82%	(0.27%)	(1.93%)	(2.16%)	(0.22%)
Total expenses[d]	2.45%	2.49%	2.50%	2.46%	2.52%	2.57%
Net expenses[e]	2.32%	2.38%	2.44%	2.43%	2.50%	2.51%
Portfolio turnover rate	9%	8%	9%	62%	—	93%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 235

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$54.55	$44.08	$56.20	$100.81	$39.00	$63.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.61	.21	(.98)	(.98)	.09
Net gain (loss) on investments (realized and unrealized)	2.65	9.97	(12.33)	(7.02)	63.04	(24.46)
Total from investment operations	2.98	10.58	(12.12)	(8.00)	62.06	(24.37)
Less distributions from:
Net investment income	—	(.11)	—	—	(.25)	—
Net realized gains	—	—	—	(36.61)	—	—
Total distributions	—	(.11)	—	(36.61)	(.25)	—
Net asset value, end of period	$57.53	$54.55	$44.08	$56.20	$100.81	$39.00

Total Return	5.46%	24.07%	(21.57%)	(11.86%)	159.27%	(38.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,477	$6,004	$5,300	$8,683	$9,482	$3,347
Ratios to average net assets:
Net investment income (loss)	1.23%	1.34%	0.46%	(1.17%)	(1.42%)	0.14%
Total expenses[d]	1.77%	1.77%	1.75%	1.71%	1.78%	1.84%
Net expenses[e]	1.65%	1.67%	1.69%	1.68%	1.76%	1.80%
Portfolio turnover rate	9%	8%	9%	62%	—	93%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

236 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
COMMON STOCKS† - 55.1%

Financial - 13.3%
FTAI Aviation Ltd.	349	$46,382
SouthState Corp.	262	25,461
Jackson Financial, Inc. — Class A	262	23,902
Essent Group Ltd.	358	23,016
Hamilton Lane, Inc. — Class A	132	22,227
Terreno Realty Corp. REIT	328	21,920
Ryman Hospitality Properties, Inc. REIT	201	21,555
Essential Properties Realty Trust, Inc. REIT[1]	602	20,558
Mr Cooper Group, Inc.*	219	20,187
Old National Bancorp	1,080	20,153
Cadence Bank	625	19,906
Kite Realty Group Trust REIT	746	19,814
Selective Insurance Group, Inc.	209	19,500
Radian Group, Inc.	520	18,039
Glacier Bancorp, Inc.	393	17,960
Home BancShares, Inc.	647	17,527
Piper Sandler Cos.	60	17,029
United Bankshares, Inc.	456	16,918
Moelis & Co. — Class A	243	16,648
First Financial Bankshares, Inc.	447	16,543
UMB Financial Corp.	154	16,187
Phillips Edison & Company, Inc. REIT	422	15,914
Independence Realty Trust, Inc. REIT	776	15,908
SL Green Realty Corp. REIT	224	15,593
Hancock Whitney Corp.	298	15,249
MARA Holdings, Inc.*	939	15,231
CareTrust REIT, Inc	490	15,121
Sabra Health Care REIT, Inc.	795	14,795
Ameris Bancorp	227	14,163
ServisFirst Bancshares, Inc.	175	14,079
Enstar Group Ltd.*	43	13,828
Macerich Co. REIT	744	13,571
Valley National Bancorp	1,482	13,427
HA Sustainable Infrastructure Capital, Inc.	388	13,374
Innovative Industrial Properties, Inc. REIT	97	13,056
CNO Financial Group, Inc.	362	12,706
Walker & Dunlop, Inc.	111	12,608
PotlatchDeltic Corp. REIT	274	12,344
Broadstone Net Lease, Inc. REIT	648	12,280
Tanger, Inc. REIT	368	12,210
StepStone Group, Inc. — Class A	213	12,105
National Health Investors, Inc. REIT	144	12,105
United Community Banks, Inc.	413	12,010
Axos Financial, Inc.*	188	11,821
COPT Defense Properties REIT	389	11,798
First BanCorp	556	11,771
Atlantic Union Bankshares Corp.	309	11,640
Apple Hospitality REIT, Inc.	783	11,628
BGC Group, Inc. — Class A	1,251	11,484
Texas Capital Bancshares, Inc.*	160	11,434
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	596	11,330
Baldwin Insurance Group, Inc. — Class A*	227	11,305
Fulton Financial Corp.	618	11,204
International Bancshares Corp.	187	11,181
NMI Holdings, Inc. — Class A*	269	11,080
Associated Banc-Corp.	514	11,072
Eastern Bankshares, Inc.	663	10,867
PJT Partners, Inc. — Class A	81	10,800
Cushman & Wakefield plc*	786	10,713
Upstart Holdings, Inc.*,1	266	10,643
Community Financial System, Inc.	181	10,511
PennyMac Financial Services, Inc.	92	10,485
WSFS Financial Corp.	203	10,351
Cathay General Bancorp	240	10,308
Genworth Financial, Inc. — Class A*	1,478	10,124
LXP Industrial Trust REIT	998	10,030
SITE Centers Corp. REIT	164	9,922
Arbor Realty Trust, Inc. REIT[1]	632	9,834
New York Community Bancorp, Inc.	871	9,781
Douglas Emmett, Inc. REIT	554	9,734
Artisan Partners Asset Management, Inc. — Class A	217	9,400
BankUnited, Inc.	257	9,365
Outfront Media, Inc. REIT	508	9,337
Four Corners Property Trust, Inc. REIT	317	9,291
Bancorp, Inc.*	173	9,255
Simmons First National Corp. — Class A	426	9,176
Burford Capital Ltd.	688	9,123
Cohen & Steers, Inc.	95	9,115
Urban Edge Properties REIT	414	8,855
McGrath RentCorp	84	8,843
Independent Bank Corp.	147	8,692
Bank of Hawaii Corp.	135	8,474
Pacific Premier Bancorp, Inc.	331	8,328
First Interstate BancSystem, Inc. — Class A	271	8,314
Heartland Financial USA, Inc.	146	8,278
Park National Corp.	49	8,231
First Financial Bancorp	326	8,225
Acadia Realty Trust REIT	349	8,195
Bread Financial Holdings, Inc.	172	8,184
CVB Financial Corp.	455	8,108
WaFd, Inc.	231	8,050
TowneBank	243	8,034
Provident Financial Services, Inc.	432	8,018
Palomar Holdings, Inc.*	84	7,952
Victory Capital Holdings, Inc. — Class A	142	7,867
Seacoast Banking Corporation of Florida	292	7,782
StoneX Group, Inc.*	95	7,779
Compass, Inc. — Class A*	1,259	7,692
First Merchants Corp.	201	7,477
American Healthcare REIT, Inc.	283	7,386
Enova International, Inc.*	88	7,373
St. Joe Co.	125	7,289
Equity Commonwealth REIT*	365	7,264
BancFirst Corp.	69	7,262
Core Scientific, Inc.*	612	7,258
Independent Bank Group, Inc.	125	7,207
Sunstone Hotel Investors, Inc. REIT	698	7,203
Cleanspark, Inc.*	765	7,145

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 237

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Newmark Group, Inc. — Class A	460	$7,144
OFG Bancorp	158	7,097
Banner Corp.	119	7,088
NBT Bancorp, Inc.	159	7,033
Banc of California, Inc.	477	7,026
Riot Platforms, Inc.*,1	937	6,953
Stewart Information Services Corp.	93	6,951
Goosehead Insurance, Inc. — Class A*	77	6,876
Renasant Corp.	211	6,857
Retail Opportunity Investments Corp. REIT	428	6,732
InvenTrust Properties Corp. REIT	236	6,695
Trustmark Corp.	210	6,682
Enterprise Financial Services Corp.	128	6,561
DiamondRock Hospitality Co. REIT	722	6,303
Triumph Financial, Inc.*	76	6,045
City Holding Co.	51	5,987
First Commonwealth Financial Corp.	347	5,951
Bank of NT Butterfield & Son Ltd.	161	5,938
WesBanco, Inc.	199	5,926
Northwest Bancshares, Inc.	437	5,847
Farmer Mac — Class C	31	5,810
Global Net Lease, Inc. REIT	689	5,801
Mercury General Corp.	92	5,794
FB Financial Corp.	123	5,772
First Bancorp	138	5,739
Live Oak Bancshares, Inc.	120	5,684
Pathward Financial, Inc.	86	5,677
Lakeland Financial Corp.	86	5,600
Pagseguro Digital Ltd. — Class A*	647	5,571
Nelnet, Inc. — Class A	49	5,551
S&T Bancorp, Inc.	132	5,540
Stock Yards Bancorp, Inc.	89	5,517
Pebblebrook Hotel Trust REIT	412	5,451
Getty Realty Corp. REIT	171	5,440
LTC Properties, Inc. REIT	148	5,430
National Bank Holdings Corp. — Class A	127	5,347
Elme Communities REIT	302	5,312
Skyward Specialty Insurance Group, Inc.*	128	5,213
Xenia Hotels & Resorts, Inc. REIT	352	5,199
Hilltop Holdings, Inc.	161	5,178
Compass Diversified Holdings	231	5,112
Empire State Realty Trust, Inc. — Class A REIT	460	5,097
Redfin Corp.*	405	5,075
Hope Bancorp, Inc.	400	5,024
JBG SMITH Properties REIT	287	5,017
Two Harbors Investment Corp. REIT	358	4,969
Horace Mann Educators Corp.	142	4,963
SiriusPoint Ltd.*	341	4,890
Veris Residential, Inc. REIT	272	4,858
Alexander & Baldwin, Inc. REIT	251	4,819
Virtus Investment Partners, Inc.	23	4,817
RLJ Lodging Trust REIT	523	4,801
Veritex Holdings, Inc.	182	4,790
First Busey Corp.	184	4,788
Trupanion, Inc.*	114	4,786
WisdomTree, Inc.	479	4,785
Sandy Spring Bancorp, Inc.	152	4,768
Customers Bancorp, Inc.*	102	4,738
Safehold, Inc. REIT	179	4,695
TriCo Bancshares	110	4,691
Uniti Group, Inc. REIT*	821	4,630
Easterly Government Properties, Inc. REIT	335	4,549
Ladder Capital Corp. — Class A REIT	392	4,547
Apollo Commercial Real Estate Finance, Inc. REIT	489	4,494
MFA Financial, Inc. REIT	351	4,465
American Assets Trust, Inc. REIT	166	4,436
Apartment Investment and Management Co. — Class A REIT*	488	4,412
Stellar Bancorp, Inc.	170	4,401
Chimera Investment Corp. REIT	278	4,401
Nicolet Bankshares, Inc.	46	4,399
Westamerica BanCorp	89	4,398
Kennedy-Wilson Holdings, Inc.	392	4,331
UMH Properties, Inc. REIT	220	4,327
LendingClub Corp.*	377	4,309
Piedmont Office Realty Trust, Inc. — Class A REIT	424	4,282
PennyMac Mortgage Investment Trust REIT	298	4,249
Ready Capital Corp. REIT	555	4,235
Navient Corp.	271	4,225
QCR Holdings, Inc.	57	4,220
NETSTREIT Corp. REIT	255	4,215
Safety Insurance Group, Inc.	51	4,171
Employers Holdings, Inc.	85	4,077
Berkshire Hills Bancorp, Inc.	147	3,959
eXp World Holdings, Inc.[1]	280	3,945
Encore Capital Group, Inc.*	82	3,876
German American Bancorp, Inc.	98	3,798
1st Source Corp.	63	3,772
Terawulf, Inc.*	795	3,721
Cannae Holdings, Inc.	195	3,717
OceanFirst Financial Corp.	199	3,699
Franklin BSP Realty Trust, Inc. REIT	283	3,696
Ellington Financial, Inc. REIT	285	3,674
Enact Holdings, Inc.	101	3,669
Centerspace REIT	51	3,594
Peoples Bancorp, Inc.	119	3,581
Dime Community Bancshares, Inc.	122	3,514
Redwood Trust, Inc. REIT	454	3,509
Perella Weinberg Partners	181	3,495
Preferred Bank/Los Angeles CA	43	3,451
ARMOUR Residential REIT, Inc.	169	3,448
NexPoint Residential Trust, Inc. REIT	78	3,433
First Bancshares, Inc.	106	3,406
Hut 8 Corp.*,1	277	3,396
Southside Bancshares, Inc.	99	3,310
FTAI Infrastructure, Inc.	348	3,257
Origin Bancorp, Inc.	101	3,248
Marcus & Millichap, Inc.	81	3,210
AMERISAFE, Inc.	66	3,190

238 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Brandywine Realty Trust REIT	582	$3,166
Diversified Healthcare Trust REIT	750	3,142
Plymouth Industrial REIT, Inc	139	3,141
ConnectOne Bancorp, Inc.	125	3,131
Paramount Group, Inc. REIT*	633	3,114
Bank First Corp.	34	3,084
Brookline Bancorp, Inc.	305	3,077
First Mid Bancshares, Inc.	79	3,074
Fidelis Insurance Holdings Ltd.	166	2,998
HCI Group, Inc.	28	2,998
PRA Group, Inc.*	134	2,996
Lemonade, Inc.*	178	2,935
Premier Financial Corp.	122	2,865
Byline Bancorp, Inc.	107	2,864
F&G Annuities & Life, Inc.	64	2,862
Dynex Capital, Inc. REIT	221	2,820
Univest Financial Corp.	100	2,814
Burke & Herbert Financial Services Corp.	45	2,745
Central Pacific Financial Corp.	93	2,744
Merchants Bancorp	59	2,653
ProAssurance Corp.*	175	2,632
Community Trust Bancorp, Inc.	53	2,632
Hamilton Insurance Group Ltd. — Class B*	136	2,630
CrossFirst Bankshares, Inc.*	157	2,620
Service Properties Trust REIT	566	2,581
Heritage Financial Corp.	118	2,569
First Community Bankshares, Inc.	59	2,546
Tompkins Financial Corp.	44	2,543
KKR Real Estate Finance Trust, Inc. REIT	203	2,507
Capitol Federal Financial, Inc.	428	2,500
NB Bancorp, Inc.*	134	2,487
Summit Hotel Properties, Inc. REIT	362	2,483
BrightSpire Capital, Inc. REIT	443	2,481
Armada Hoffler Properties, Inc. REIT	229	2,480
Brightsphere Investment Group, Inc.	95	2,413
Mercantile Bank Corp.	54	2,361
Old Second Bancorp, Inc.	151	2,354
Horizon Bancorp, Inc.	150	2,333
Cipher Mining, Inc.*	596	2,306
Eagle Bancorp, Inc.	102	2,303
Orrstown Financial Services, Inc.	64	2,301
Independent Bank Corp.	69	2,301
Whitestone REIT — Class B	169	2,287
Brookfield Business Corp. — Class A	90	2,280
Gladstone Commercial Corp. REIT	139	2,257
Hudson Pacific Properties, Inc. REIT*	470	2,247
Claros Mortgage Trust, Inc.	298	2,232
Amerant Bancorp, Inc.	102	2,180
Business First Bancshares, Inc.	84	2,156
Patria Investments Ltd. — Class A	190	2,122
TrustCo Bank Corporation NY	64	2,116
Coastal Financial Corp.*	39	2,106
Global Medical REIT, Inc.	210	2,081
Camden National Corp.	50	2,066
Universal Health Realty Income Trust REIT	45	2,059
Equity Bancshares, Inc. — Class A	50	2,044
Heritage Commerce Corp.	206	2,035
International Money Express, Inc.*	110	2,034
Orchid Island Capital, Inc. REIT	246	2,022
New York Mortgage Trust, Inc. REIT	313	1,981
LendingTree, Inc.*	34	1,973
CBL & Associates Properties, Inc. REIT	78	1,966
Metrocity Bankshares, Inc.	64	1,960
Metropolitan Bank Holding Corp.*	37	1,945
Amalgamated Financial Corp.	62	1,945
Hanmi Financial Corp.	104	1,934
Farmers National Banc Corp.	127	1,920
Republic Bancorp, Inc. — Class A	29	1,894
Washington Trust Bancorp, Inc.	58	1,868
Southern Missouri Bancorp, Inc.	33	1,864
Universal Insurance Holdings, Inc.	83	1,839
Real Brokerage, Inc.*	329	1,826
Northeast Bank	23	1,774
First Financial Corp.	40	1,754
HomeTrust Bancshares, Inc.	51	1,738
Tiptree, Inc. — Class A	88	1,722
Anywhere Real Estate, Inc.*	339	1,722
Great Southern Bancorp, Inc.	30	1,719
Peakstone Realty Trust REIT	126	1,717
HarborOne Bancorp, Inc.	132	1,713
CNB Financial Corp.	71	1,708
NerdWallet, Inc. — Class A*	134	1,703
TPG RE Finance Trust, Inc. REIT	199	1,697
Alexander’s, Inc. REIT	7	1,697
Capital City Bank Group, Inc.	48	1,694
Community Healthcare Trust, Inc. REIT	93	1,688
Ambac Financial Group, Inc.*	150	1,682
Five Star Bancorp	56	1,665
Midland States Bancorp, Inc.	73	1,634
Arrow Financial Corp.	57	1,634
Esquire Financial Holdings, Inc.	25	1,630
Columbia Financial, Inc.*	95	1,622
GCM Grosvenor, Inc. — Class A	143	1,619
Gladstone Land Corp. REIT	116	1,612
Bar Harbor Bankshares	52	1,604
SmartFinancial, Inc.	55	1,603
Invesco Mortgage Capital, Inc. REIT	170	1,596
NET Lease Office Properties REIT	52	1,592
Peapack-Gladstone Financial Corp.	58	1,590
Farmland Partners, Inc. REIT	152	1,588
Northfield Bancorp, Inc.	135	1,566
Mid Penn Bancorp, Inc.	52	1,551
One Liberty Properties, Inc. REIT	55	1,515
Saul Centers, Inc. REIT	36	1,511
United Fire Group, Inc.	72	1,507
Peoples Financial Services Corp.	32	1,500
P10, Inc. — Class A	140	1,499
Shore Bancshares, Inc.	106	1,483
Diamond Hill Investment Group, Inc.	9	1,454
CTO Realty Growth, Inc. REIT	76	1,446
MidWestOne Financial Group, Inc.	50	1,426

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 239

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Chatham Lodging Trust REIT	167	$1,423
Alerus Financial Corp.	62	1,419
Bit Digital, Inc.*,1	404	1,418
World Acceptance Corp.*	12	1,416
FRP Holdings, Inc.*	47	1,403
Flushing Financial Corp.	96	1,400
South Plains Financial, Inc.	41	1,391
Carter Bankshares, Inc.*	79	1,374
RMR Group, Inc. — Class A	54	1,370
RBB Bancorp	59	1,358
Northrim BanCorp, Inc.	19	1,353
Financial Institutions, Inc.	53	1,350
Sierra Bancorp	46	1,328
Kearny Financial Corp.	190	1,305
Greenlight Capital Re Ltd. — Class A*	95	1,297
Ares Commercial Real Estate Corp. REIT	184	1,288
ACNB Corp.	29	1,266
California BanCorp*	84	1,242
First Business Financial Services, Inc.	27	1,231
Farmers & Merchants Bancorp Incorporated/Archbold OH	44	1,217
Hingham Institution For Savings	5	1,217
Investors Title Co.	5	1,149
Hippo Holdings, Inc.*	68	1,148
Northeast Community Bancorp, Inc.	43	1,137
Community West Bancshares	59	1,136
Root, Inc. — Class A*	30	1,133
First Foundation, Inc.	181	1,129
Home Bancorp, Inc.	25	1,115
First Bank/Hamilton NJ	73	1,110
Bank of Marin Bancorp	55	1,105
Enterprise Bancorp, Inc.	34	1,087
Orange County Bancorp, Inc.	18	1,086
Postal Realty Trust, Inc. — Class A REIT	74	1,083
Dave, Inc.*	27	1,079
Industrial Logistics Properties Trust REIT	225	1,071
Third Coast Bancshares, Inc.*	40	1,071
Legacy Housing Corp.*	39	1,067
West BanCorp, Inc.	56	1,065
FS Bancorp, Inc.	23	1,023
HomeStreet, Inc.*	64	1,009
Citizens & Northern Corp.	51	1,004
Selectquote, Inc.*	462	1,003
First Bancorp, Inc.	38	1,000
NewtekOne, Inc.	80	997
Bridgewater Bancshares, Inc.*	70	992
Heritage Insurance Holdings, Inc.*	79	967
HBT Financial, Inc.	44	963
Guaranty Bancshares, Inc.	28	963
First Internet Bancorp	28	959
First of Long Island Corp.	74	952
Regional Management Corp.	29	949
American Coastal Insurance Corp.*	84	947
Civista Bancshares, Inc.	53	944
Citizens Financial Services, Inc.	16	940
Southern First Bancshares, Inc.*	27	920
Colony Bankcorp, Inc.	58	900
Chicago Atlantic Real Estate Finance, Inc. REIT	58	900
Southern States Bancshares, Inc.	29	891
Red River Bancshares, Inc.	17	884
BayCom Corp.	37	878
Primis Financial Corp.	70	853
Unity Bancorp, Inc.	25	851
John Marshall Bancorp, Inc.	43	851
Waterstone Financial, Inc.	57	838
Capital Bancorp, Inc.	32	823
Donegal Group, Inc. — Class A	54	796
Fidelity D&D Bancorp, Inc.	16	789
City Office REIT, Inc.	135	788
Timberland Bancorp, Inc.	26	787
Ponce Financial Group, Inc.*	67	783
Alpine Income Property Trust, Inc. REIT	43	783
Orion Office REIT, Inc.	194	776
Plumas Bancorp	19	775
MVB Financial Corp.	40	774
Parke Bancorp, Inc.	37	773
RE/MAX Holdings, Inc. — Class A*	62	772
FVCBankcorp, Inc.*	57	744
AG Mortgage Investment Trust, Inc. REIT	99	743
ChoiceOne Financial Services, Inc.	24	742
Greene County Bancorp, Inc.	24	742
Blue Foundry Bancorp*	72	738
Onity Group, Inc.*	23	735
Middlefield Banc Corp.	25	720
Norwood Financial Corp.	26	717
PCB Bancorp	38	714
NexPoint Diversified Real Estate Trust REIT	113	706
Braemar Hotels & Resorts, Inc. REIT	228	705
Bowhead Specialty Holdings, Inc.*	25	700
Bankwell Financial Group, Inc.	23	689
BRT Apartments Corp. REIT	39	686
James River Group Holdings Ltd.	108	677
Atlanticus Holdings Corp.*	19	666
Virginia National Bankshares Corp.	16	666
Princeton Bancorp, Inc.	18	666
LCNB Corp.	43	648
BCB Bancorp, Inc.	52	642
Oak Valley Bancorp	24	638
Star Holdings*	45	623
Investar Holding Corp.	32	621
Velocity Financial, Inc.*	31	608
Seven Hills Realty Trust REIT	44	606
National Bankshares, Inc.	20	598
Franklin Street Properties Corp. REIT	337	596
AFC Gamma, Inc. REIT	58	592
Maui Land & Pineapple Company, Inc.*	26	584
Provident Bancorp, Inc.*	54	583
Crawford & Co. — Class A	53	581
Silvercrest Asset Management Group, Inc. — Class A	33	569
First Western Financial, Inc.*	28	560

240 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
ESSA Bancorp, Inc.	29	$557
Granite Point Mortgage Trust, Inc. REIT	174	552
MBIA, Inc.	154	550
USCB Financial Holdings, Inc.	36	549
Ames National Corp.	30	547
First Financial Northwest, Inc.	24	541
Maiden Holdings Ltd.*	304	538
Medallion Financial Corp.	65	529
Chemung Financial Corp.	11	528
Bank7 Corp.	14	525
Stratus Properties, Inc.*	20	520
Forge Global Holdings, Inc.*	396	519
LINKBANCORP, Inc.	77	494
Sky Harbour Group Corp.*	40	442
Pioneer Bancorp, Inc.*	40	439
Nexpoint Real Estate Finance, Inc. REIT	28	438
AlTi Global, Inc.*	116	434
Angel Oak Mortgage REIT, Inc.	41	428
NI Holdings, Inc.*	27	423
Paysign, Inc.*	115	422
Peoples Bancorp of North Carolina, Inc.	16	406
B Riley Financial, Inc.*	71	373
Kingsway Financial Services, Inc.*	45	373
Sterling Bancorp, Inc.*	74	337
OppFi, Inc.	63	298
Sunrise Realty Trust, Inc. REIT	19	274
Consumer Portfolio Services, Inc.*	29	272
Strawberry Fields REIT, Inc.	20	254
Clipper Realty, Inc. REIT	41	234
SWK Holdings Corp.*	11	190
GoHealth, Inc. — Class A*	16	150
Offerpad Solutions, Inc.*	36	146
Transcontinental Realty Investors, Inc.*	5	144
American Realty Investors, Inc.*	5	88
Roadzen, Inc.*	52	62
Total Financial		2,228,944

Consumer, Non-cyclical - 13.2%
Vaxcyte, Inc.*	410	46,851
Insmed, Inc.*	536	39,128
Sprouts Farmers Market, Inc.*	346	38,202
Ensign Group, Inc.	191	27,470
Lantheus Holdings, Inc.*	235	25,791
Halozyme Therapeutics, Inc.*	428	24,499
HealthEquity, Inc.*	291	23,818
REVOLUTION Medicines, Inc.*	523	23,718
Glaukos Corp.*	168	21,887
Cytokinetics, Inc.*	386	20,381
Blueprint Medicines Corp.*	216	19,980
Merit Medical Systems, Inc.*	196	19,371
Option Care Health, Inc.*	589	18,436
Brink’s Co.	155	17,924
TransMedics Group, Inc.*	110	17,270
Avidity Biosciences, Inc.*	371	17,040
Verra Mobility Corp.*	572	15,907
RadNet, Inc.*	228	15,821
Alkermes plc*	563	15,758
Krystal Biotech, Inc.*	85	15,473
Herc Holdings, Inc.	97	15,465
ADMA Biologics, Inc.*	773	15,452
Integer Holdings Corp.*	115	14,950
Oscar Health, Inc. — Class A*	668	14,168
Haemonetics Corp.*	173	13,906
Primo Water Corp.	542	13,685
Crinetics Pharmaceuticals, Inc.*	267	13,644
ICU Medical, Inc.*	74	13,484
Korn Ferry	178	13,393
Biohaven Ltd.*	259	12,942
Corcept Therapeutics, Inc.*	279	12,912
Select Medical Holdings Corp.	369	12,867
Madrigal Pharmaceuticals, Inc.*	60	12,733
Neogen Corp.*	749	12,591
Stride, Inc.*	147	12,541
Denali Therapeutics, Inc.*	429	12,497
Arcellx, Inc.*	148	12,359
Bridgebio Pharma, Inc.*	485	12,348
Prestige Consumer Healthcare, Inc.*	171	12,329
Axonics, Inc.*	176	12,250
Nuvalent, Inc. — Class A*	119	12,174
WD-40 Co.	47	12,120
Lancaster Colony Corp.	67	11,830
PROCEPT BioRobotics Corp.*	146	11,698
ABM Industries, Inc.	218	11,502
Axsome Therapeutics, Inc.*	126	11,324
TG Therapeutics, Inc.*	479	11,204
CBIZ, Inc.*	165	11,103
StoneCo Ltd. — Class A*	983	11,069
Simply Good Foods Co.*	315	10,953
Insperity, Inc.	124	10,912
Alight, Inc. — Class A*	1,456	10,774
Amicus Therapeutics, Inc.*	1,007	10,755
ICF International, Inc.	64	10,675
TriNet Group, Inc.	110	10,667
Cal-Maine Foods, Inc.	141	10,552
Dyne Therapeutics, Inc.*	279	10,022
LivaNova plc*	189	9,930
Rhythm Pharmaceuticals, Inc.*	189	9,902
CorVel Corp.*	30	9,807
PTC Therapeutics, Inc.*	263	9,757
Adtalem Global Education, Inc.*	129	9,737
Tandem Diabetes Care, Inc.*	224	9,500
Guardant Health, Inc.*	405	9,291
Alarm.com Holdings, Inc.*	167	9,130
Protagonist Therapeutics, Inc.*	202	9,090
Graham Holdings Co. — Class B	11	9,039
Geron Corp.*	1,988	9,026
Veracyte, Inc.*	265	9,021
Twist Bioscience Corp.*	199	8,991
Ideaya Biosciences, Inc.*	283	8,965
J & J Snack Foods Corp.	52	8,950
Astrana Health, Inc.*	149	8,633
Agios Pharmaceuticals, Inc.*	194	8,619
Surgery Partners, Inc.*	265	8,544

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Myriad Genetics, Inc.*	309	$8,463
Iovance Biotherapeutics, Inc.*	869	8,160
Inter Parfums, Inc.	63	8,157
iRhythm Technologies, Inc.*	108	8,018
Addus HomeCare Corp.*	60	7,982
Arrowhead Pharmaceuticals, Inc.*	412	7,980
UFP Technologies, Inc.*	25	7,918
Marqeta, Inc. — Class A*	1,601	7,877
CONMED Corp.	107	7,695
Laureate Education, Inc. — Class A	463	7,690
Catalyst Pharmaceuticals, Inc.*	384	7,634
SpringWorks Therapeutics, Inc.*	237	7,593
Celldex Therapeutics, Inc.*	223	7,580
EVERTEC, Inc.	223	7,557
Inari Medical, Inc.*	183	7,547
Vector Group Ltd.	504	7,520
Apogee Therapeutics, Inc.*	126	7,401
Payoneer Global, Inc.*	972	7,319
Kymera Therapeutics, Inc.*	154	7,289
Strategic Education, Inc.	77	7,126
Vericel Corp.*	167	7,056
PROG Holdings, Inc.	143	6,934
TreeHouse Foods, Inc.*	164	6,885
Omnicell, Inc.*	157	6,845
Flywire Corp.*	417	6,835
Intellia Therapeutics, Inc.*	332	6,823
Akero Therapeutics, Inc.*	234	6,713
Remitly Global, Inc.*	501	6,708
Edgewise Therapeutics, Inc.*	251	6,699
Huron Consulting Group, Inc.*	61	6,631
Summit Therapeutics, Inc.*	302	6,614
LeMaitre Vascular, Inc.	70	6,502
Beam Therapeutics, Inc.*	264	6,468
NeoGenomics, Inc.*	438	6,460
Amphastar Pharmaceuticals, Inc.*	133	6,454
STAAR Surgical Co.*	171	6,353
ACADIA Pharmaceuticals, Inc.*	413	6,352
Edgewell Personal Care Co.	170	6,178
CG oncology, Inc.*	163	6,150
Novavax, Inc.*,1	485	6,126
John Wiley & Sons, Inc. — Class A	125	6,031
Vera Therapeutics, Inc.*	135	5,967
Upbound Group, Inc.	186	5,950
Keros Therapeutics, Inc.*	102	5,923
Ligand Pharmaceuticals, Inc. — Class B*	59	5,905
Patterson Companies, Inc.	270	5,897
RxSight, Inc.*	117	5,783
Novocure Ltd.*	368	5,752
Immunovant, Inc.*	201	5,730
MannKind Corp.*	910	5,724
Central Garden & Pet Co. — Class A*	181	5,684
Andersons, Inc.	113	5,666
LiveRamp Holdings, Inc.*	225	5,576
AMN Healthcare Services, Inc.*	131	5,553
Ardelyx, Inc.*	798	5,498
GEO Group, Inc.*	427	5,487
Arvinas, Inc.*	222	5,468
Syndax Pharmaceuticals, Inc.*	284	5,467
PACS Group, Inc.*	136	5,436
Supernus Pharmaceuticals, Inc.*	174	5,425
National Healthcare Corp.	43	5,408
Recursion Pharmaceuticals, Inc. — Class A*,1	819	5,397
BioCryst Pharmaceuticals, Inc.*	709	5,388
CareDx, Inc.*	172	5,371
Teladoc Health, Inc.*	584	5,361
Mirum Pharmaceuticals, Inc.*	136	5,304
Chefs’ Warehouse, Inc.*	121	5,083
Dynavax Technologies Corp.*	452	5,035
Perdoceo Education Corp.	226	5,026
Viridian Therapeutics, Inc.*	216	4,914
Kura Oncology, Inc.*	251	4,904
Progyny, Inc.*	291	4,877
Cimpress plc*	59	4,833
Helen of Troy Ltd.*	78	4,824
CoreCivic, Inc.*	379	4,794
Harrow, Inc.*	105	4,721
Nurix Therapeutics, Inc.*	209	4,696
Inmode Ltd.*	275	4,661
Ocular Therapeutix, Inc.*	534	4,646
AtriCure, Inc.*	163	4,571
Amneal Pharmaceuticals, Inc.*	546	4,543
Brookdale Senior Living, Inc. — Class A*	657	4,461
Universal Corp.	83	4,408
Janux Therapeutics, Inc.*	97	4,407
US Physical Therapy, Inc.	52	4,401
Collegium Pharmaceutical, Inc.*	113	4,366
Dole plc	260	4,235
Quanex Building Products Corp.	152	4,218
Integra LifeSciences Holdings Corp.*	232	4,215
Rocket Pharmaceuticals, Inc.*	228	4,211
Harmony Biosciences Holdings, Inc.*	105	4,200
Avadel Pharmaceuticals plc*	319	4,184
Tarsus Pharmaceuticals, Inc.*	127	4,177
agilon health, Inc.*	1,059	4,162
Xencor, Inc.*	205	4,123
Cassava Sciences, Inc.*	140	4,120
Owens & Minor, Inc.*	260	4,079
MGP Ingredients, Inc.[1]	49	4,079
CRA International, Inc.	23	4,032
Arlo Technologies, Inc.*	329	3,984
Utz Brands, Inc.	225	3,982
Vital Farms, Inc.*	113	3,963
Kforce, Inc.	64	3,933
Weis Markets, Inc.	57	3,929
AdaptHealth Corp.*	349	3,919
WK Kellogg Co.	226	3,867
Soleno Therapeutics, Inc.*	76	3,837
Neumora Therapeutics, Inc.*	290	3,831
Vita Coco Company, Inc.*	135	3,822
ANI Pharmaceuticals, Inc.*	64	3,818
National Beverage Corp.	81	3,802

242 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Avanos Medical, Inc.*	157	$3,773
Coursera, Inc.*	472	3,748
Longboard Pharmaceuticals, Inc.*	112	3,733
Ingles Markets, Inc. — Class A	50	3,730
Innoviva, Inc.*	191	3,688
Artivion, Inc.*	137	3,647
Transcat, Inc.*	30	3,623
Pennant Group, Inc.*	100	3,570
Travere Therapeutics, Inc.*	254	3,553
Spyre Therapeutics, Inc.*	119	3,500
First Advantage Corp.*	175	3,474
Fresh Del Monte Produce, Inc.	117	3,456
Praxis Precision Medicines, Inc.*	60	3,452
Cogent Biosciences, Inc.*	317	3,424
United Natural Foods, Inc.*	203	3,414
Arcutis Biotherapeutics, Inc.*	367	3,413
Aurinia Pharmaceuticals, Inc.*	461	3,379
Pediatrix Medical Group, Inc.*	291	3,373
Disc Medicine, Inc.*	68	3,342
Barrett Business Services, Inc.	89	3,338
Kiniksa Pharmaceuticals International plc*	129	3,224
Krispy Kreme, Inc.	295	3,168
Maravai LifeSciences Holdings, Inc. — Class A*	381	3,166
BrightView Holdings, Inc.*	200	3,148
Enliven Therapeutics, Inc.*	122	3,116
Evolus, Inc.*	191	3,094
BioLife Solutions, Inc.*	122	3,055
Legalzoom.com, Inc.*	473	3,004
Deluxe Corp.	153	2,982
Cullinan Therapeutics, Inc.*	178	2,980
Monro, Inc.	103	2,973
Driven Brands Holdings, Inc.*	208	2,968
John B Sanfilippo & Son, Inc.	31	2,924
LifeStance Health Group, Inc.*	412	2,884
Arcus Biosciences, Inc.*	188	2,875
PetIQ, Inc.*	93	2,862
Healthcare Services Group, Inc.*	254	2,837
Applied Therapeutics, Inc.*	332	2,822
Embecta Corp.	200	2,820
BrightSpring Health Services, Inc.*	186	2,730
Heidrick & Struggles International, Inc.	69	2,681
Hain Celestial Group, Inc.*	310	2,675
Community Health Systems, Inc.*	433	2,628
Immunome, Inc.*	178	2,602
SpartanNash Co.	116	2,600
Repay Holdings Corp.*	313	2,554
Turning Point Brands, Inc.	59	2,546
Viad Corp.*	71	2,544
Castle Biosciences, Inc.*	89	2,538
Day One Biopharmaceuticals, Inc.*	179	2,493
Paysafe Ltd.*	111	2,490
Herbalife Ltd.*	345	2,480
ARS Pharmaceuticals, Inc.*	170	2,465
Prothena Corporation plc*	147	2,459
Avid Bioservices, Inc.*	215	2,447
Udemy, Inc.*	328	2,440
Relay Therapeutics, Inc.*	343	2,428
Zymeworks, Inc.*	193	2,422
MiMedx Group, Inc.*	409	2,417
Matthews International Corp. — Class A	103	2,390
B&G Foods, Inc.	268	2,380
Pacira BioSciences, Inc.*	158	2,378
ZipRecruiter, Inc. — Class A*	246	2,337
Cytek Biosciences, Inc.*	419	2,321
Vir Biotechnology, Inc.*	309	2,314
Kelly Services, Inc. — Class A	107	2,291
Hackett Group, Inc.	87	2,285
ArriVent Biopharma, Inc.*	97	2,279
AnaptysBio, Inc.*	68	2,278
Dianthus Therapeutics, Inc.*	82	2,245
Universal Technical Institute, Inc.*	136	2,211
Pliant Therapeutics, Inc.*	197	2,208
WaVe Life Sciences Ltd.*	268	2,198
Cargo Therapeutics, Inc.*	118	2,177
Perspective Therapeutics, Inc.*	163	2,176
ORIC Pharmaceuticals, Inc.*	212	2,173
Green Dot Corp. — Class A*	184	2,155
Ennis, Inc.	88	2,140
Phathom Pharmaceuticals, Inc.*	118	2,133
Mister Car Wash, Inc.*	321	2,090
89bio, Inc.*	280	2,072
Tourmaline Bio, Inc.	80	2,057
Adaptive Biotechnologies Corp.*	400	2,048
Axogen, Inc.*	146	2,047
SunOpta, Inc.*	317	2,022
Ironwood Pharmaceuticals, Inc. — Class A*	488	2,011
Liquidia Corp.*	199	1,990
SI-BONE, Inc.*	141	1,971
Alphatec Holdings, Inc.*	352	1,957
Cass Information Systems, Inc.	47	1,950
Mission Produce, Inc.*	150	1,923
Replimune Group, Inc.*	174	1,907
Sterling Check Corp.*	114	1,906
Scholar Rock Holding Corp.*	236	1,890
Sana Biotechnology, Inc.*	454	1,889
Surmodics, Inc.*	48	1,861
4D Molecular Therapeutics, Inc.*	172	1,859
Arbutus Biopharma Corp.*	482	1,856
Revance Therapeutics, Inc.*	357	1,853
Arcturus Therapeutics Holdings, Inc.*	79	1,834
ImmunityBio, Inc.*,1	489	1,819
Orthofix Medical, Inc.*	116	1,812
GeneDx Holdings Corp.*	42	1,783
ACCO Brands Corp.	323	1,767
Willdan Group, Inc.*	43	1,761
Concentra Group Holdings Parent, Inc.	78	1,744
Annexon, Inc.*	291	1,723
Astria Therapeutics, Inc.*	156	1,718
Y-mAbs Therapeutics, Inc.*	127	1,670
REGENXBIO, Inc.*	159	1,668

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 243

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
OPKO Health, Inc.*,1	1,118	$1,666
Erasca, Inc.*	609	1,663
Terns Pharmaceuticals, Inc.*	199	1,660
Calavo Growers, Inc.	58	1,655
Humacyte, Inc.*	304	1,654
Olema Pharmaceuticals, Inc.*	138	1,648
Tyra Biosciences, Inc.*	70	1,646
Quanterix Corp.*	124	1,607
Franklin Covey Co.*	39	1,604
Phibro Animal Health Corp. — Class A	71	1,599
Varex Imaging Corp.*	134	1,597
Pacific Biosciences of California, Inc.*	939	1,596
Bioventus, Inc. — Class A*	130	1,554
OrthoPediatrics Corp.*	57	1,545
Carriage Services, Inc. — Class A	47	1,543
Limoneira Co.	58	1,537
CorMedix, Inc.*	190	1,535
Fulgent Genetics, Inc.*	70	1,521
KalVista Pharmaceuticals, Inc.*	131	1,517
Stoke Therapeutics, Inc.*	123	1,512
UroGen Pharma Ltd.*	119	1,511
Neurogene, Inc.*	36	1,511
Altimmune, Inc.*	246	1,510
USANA Health Sciences, Inc.*	39	1,479
Cross Country Healthcare, Inc.*	110	1,478
Zimvie, Inc.*	93	1,476
Distribution Solutions Group, Inc.*	38	1,463
Anavex Life Sciences Corp.*	251	1,426
Aura Biosciences, Inc.*	160	1,426
Savara, Inc.*	335	1,420
Nuvation Bio, Inc.*	619	1,417
Mind Medicine MindMed, Inc.*	248	1,411
MaxCyte, Inc.*	362	1,408
iRadimed Corp.	28	1,408
Beyond Meat, Inc.*	206	1,397
Hertz Global Holdings, Inc.*	421	1,389
EyePoint Pharmaceuticals, Inc.*	173	1,382
Xeris Biopharma Holdings, Inc.*	481	1,371
Enhabit, Inc.*	173	1,367
Sezzle, Inc.*	8	1,365
Entrada Therapeutics, Inc.*	85	1,358
OmniAb, Inc.*	319	1,349
Sage Therapeutics, Inc.*	186	1,343
Capricor Therapeutics, Inc.*	88	1,338
Alector, Inc.*	279	1,300
Tejon Ranch Co.*	73	1,281
Aquestive Therapeutics, Inc.*	257	1,280
Tango Therapeutics, Inc.*	165	1,270
ACELYRIN, Inc.*	252	1,242
Central Garden & Pet Co.*	34	1,240
National Research Corp. — Class A	53	1,212
Fate Therapeutics, Inc.*	346	1,211
Celcuity, Inc.*	81	1,208
Moneylion, Inc.*	29	1,205
Mineralys Therapeutics, Inc.*	99	1,199
Tactile Systems Technology, Inc.*	82	1,198
Verve Therapeutics, Inc.*	245	1,186
DocGo, Inc.*	351	1,165
C4 Therapeutics, Inc.*	202	1,151
Nano-X Imaging Ltd.*,1	187	1,137
Pulse Biosciences, Inc.*	64	1,123
Olaplex Holdings, Inc.*	476	1,119
Taysha Gene Therapies, Inc.*	553	1,112
Anika Therapeutics, Inc.*	45	1,111
Paragon 28, Inc.*	163	1,089
SIGA Technologies, Inc.	161	1,087
Resources Connection, Inc.	112	1,086
Pulmonx Corp.*	131	1,086
Cerus Corp.*	619	1,077
Lincoln Educational Services Corp.*	90	1,075
Esperion Therapeutics, Inc.*,1	649	1,071
Aaron’s Company, Inc.	107	1,065
Duckhorn Portfolio, Inc.*	183	1,063
Seneca Foods Corp. — Class A*	17	1,060
OraSure Technologies, Inc.*	248	1,059
Absci Corp.*	276	1,054
LENZ Therapeutics, Inc.	44	1,045
AngioDynamics, Inc.*	132	1,027
Theravance Biopharma, Inc.*	127	1,024
Allogene Therapeutics, Inc.*	363	1,016
Zevra Therapeutics, Inc.*	146	1,013
Honest Company, Inc.*	276	985
Treace Medical Concepts, Inc.*	169	980
Sutro Biopharma, Inc.*	283	979
Editas Medicine, Inc.*	287	979
Rigel Pharmaceuticals, Inc.*	60	971
Accolade, Inc.*	251	966
Biomea Fusion, Inc.*	95	959
Larimar Therapeutics, Inc.*	146	956
Village Super Market, Inc. — Class A	30	954
Natural Grocers by Vitamin Cottage, Inc.	32	950
Avita Medical, Inc.*	88	943
Akebia Therapeutics, Inc.*	714	942
Q32 Bio, Inc.*	21	937
Aveanna Healthcare Holdings, Inc.*	180	936
Third Harmonic Bio, Inc.*	69	935
Inozyme Pharma, Inc.*	178	931
Voyager Therapeutics, Inc.*	159	930
Aldeyra Therapeutics, Inc.*	172	927
Vanda Pharmaceuticals, Inc.*	197	924
iTeos Therapeutics, Inc.*	90	919
Performant Financial Corp.*	244	913
Atea Pharmaceuticals, Inc.*	266	891
Target Hospitality Corp.*	114	887
Viemed Healthcare, Inc.*	119	872
Ocugen, Inc.*	878	871
IGM Biosciences, Inc.*	52	860
CompoSecure, Inc. — Class A1	61	855
Alto Neuroscience, Inc.*	73	835
Mama’s Creations, Inc.*	114	832
Nkarta, Inc.*	183	827
TrueBlue, Inc.*	103	813

244 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
American Public Education, Inc.*	55	$811
Foghorn Therapeutics, Inc.*	87	810
Nathan’s Famous, Inc.	10	809
Utah Medical Products, Inc.	12	803
Heron Therapeutics, Inc.*,1	403	802
2seventy bio, Inc.*	169	798
Nektar Therapeutics*	613	797
European Wax Center, Inc. — Class A*	117	796
Inogen, Inc.*	82	795
Ardent Health Partners, Inc.	42	772
Spire Global, Inc.*,1	77	769
Omeros Corp.*	193	766
Fulcrum Therapeutics, Inc.*	214	764
ADC Therapeutics S.A.*	242	762
Lyell Immunopharma, Inc.*	552	762
Westrock Coffee Co.*	117	761
Prime Medicine, Inc.*	196	759
Artiva Biotherapeutics, Inc.*	48	742
XOMA Royalty Corp.*	28	741
Sera Prognostics, Inc. — Class A*	95	741
Forrester Research, Inc.*	41	738
Mersana Therapeutics, Inc.*	389	735
Jasper Therapeutics, Inc.*	39	734
Lexeo Therapeutics, Inc.*	81	732
Zentalis Pharmaceuticals, Inc.*	198	729
Corbus Pharmaceuticals Holdings, Inc.*	35	722
Enanta Pharmaceuticals, Inc.*	69	715
Organogenesis Holdings, Inc.*	249	712
Medifast, Inc.*	37	708
Nevro Corp.*	126	704
Korro Bio, Inc.*	21	702
Alico, Inc.	25	699
Cabaletta Bio, Inc.*	148	699
MacroGenics, Inc.*	212	697
Trevi Therapeutics, Inc.*	203	678
Poseida Therapeutics, Inc.*	237	678
TScan Therapeutics, Inc.*	133	662
Atossa Therapeutics, Inc.*	434	660
Rapport Therapeutics, Inc.*	32	655
Compass Therapeutics, Inc.*	352	648
Alta Equipment Group, Inc.	93	627
Lexicon Pharmaceuticals, Inc.*	396	622
Pyxis Oncology, Inc.*	169	620
ChromaDex Corp.*	169	617
BRC, Inc. — Class A*	180	616
Nature’s Sunshine Products, Inc.*	45	613
Custom Truck One Source, Inc.*	176	607
Chegg, Inc.*	343	607
Acacia Research Corp.*	130	606
Accuray, Inc.*	331	596
Design Therapeutics, Inc.*	108	581
Blade Air Mobility, Inc.*	195	573
Achieve Life Sciences, Inc.*	120	569
Inhibrx Biosciences, Inc.*	36	564
MeiraGTx Holdings plc*	135	563
ModivCare, Inc.*	39	557
Black Diamond Therapeutics, Inc.*	128	557
Caribou Biosciences, Inc.*	284	557
Monte Rosa Therapeutics, Inc.*	105	556
Solid Biosciences, Inc.*	78	544
Biote Corp. — Class A*	93	519
Eliem Therapeutics, Inc.*	101	514
Inovio Pharmaceuticals, Inc.*	88	509
MediWound Ltd.*	28	506
Adverum Biotechnologies, Inc.*	72	505
XBiotech, Inc.*	64	495
HF Foods Group, Inc.*	137	489
Alumis, Inc.	45	481
Nautilus Biotechnology, Inc.*	168	479
Candel Therapeutics, Inc.*	69	478
CPI Card Group, Inc.*	17	473
Quad/Graphics, Inc.	104	472
Shattuck Labs, Inc.*	135	471
InfuSystem Holdings, Inc.*	69	462
PepGen, Inc.*	54	462
Ventyx Biosciences, Inc.*	211	460
Lineage Cell Therapeutics, Inc.*	507	459
scPharmaceuticals, Inc.*	98	447
Cadiz, Inc.*	145	439
Joint Corp.*	38	435
Zynex, Inc.*,1	53	433
Priority Technology Holdings, Inc.*	63	430
Sanara Medtech, Inc.*	14	423
Generation Bio Co.*	171	422
ProKidney Corp.*	218	419
Orchestra BioMed Holdings, Inc.*	81	416
Ispire Technology, Inc.*	67	416
Lifeway Foods, Inc.*	16	415
Precigen, Inc.*	437	414
Quipt Home Medical Corp.*	141	412
Fennec Pharmaceuticals, Inc.*	82	410
SoundThinking, Inc.*	35	406
CVRx, Inc.*	46	405
Cartesian Therapeutics, Inc.*,1	25	403
Information Services Group, Inc.	122	403
Innovage Holding Corp.*	66	396
Coherus Biosciences, Inc.*	380	395
X4 Pharmaceuticals, Inc.*	577	386
Stereotaxis, Inc.*	189	386
Agenus, Inc.*	70	384
Harvard Bioscience, Inc.*	141	379
Semler Scientific, Inc.*	16	377
Scilex Holding Co.*	402	371
Beauty Health Co.*	257	370
Tenaya Therapeutics, Inc.*	190	367
Lifecore Biomedical, Inc.*	74	365
Puma Biotechnology, Inc.*	143	365
Contineum Therapeutics, Inc. — Class A*	19	364
Cardiff Oncology, Inc.*	135	360
Acumen Pharmaceuticals, Inc.*	145	360
Veru, Inc.*	453	348
Regulus Therapeutics, Inc.*	219	344

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 245

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Bluebird Bio, Inc.*	658	$342
NeuroPace, Inc.*	47	328
Sonida Senior Living, Inc.*	12	321
Waldencast plc — Class A*,1	85	310
Quantum-Si, Inc.*	346	305
Greenwich Lifesciences, Inc.*	21	302
Gyre Therapeutics, Inc.*	24	301
Kodiak Sciences, Inc.*	113	295
Acrivon Therapeutics, Inc.*	41	287
Kyverna Therapeutics, Inc.*	58	284
Zura Bio Ltd.*	69	280
Invivyd, Inc.*	274	279
CervoMed, Inc.*	19	277
Fibrobiologics, Inc.*	88	272
Century Therapeutics, Inc.*	159	272
DLH Holdings Corp.*	29	271
HireQuest, Inc.	19	269
FiscalNote Holdings, Inc.*	208	266
Verastem, Inc.*	88	263
Emerald Holding, Inc.	52	259
Akoya Biosciences, Inc.*	92	250
Ovid therapeutics, Inc.*	204	241
Skye Bioscience, Inc.*	60	235
AirSculpt Technologies, Inc.*	46	233
Inmune Bio, Inc.*	43	232
Werewolf Therapeutics, Inc.*	105	223
Forafric Global plc*	19	215
RAPT Therapeutics, Inc.*	104	209
ALX Oncology Holdings, Inc.*	114	207
Actinium Pharmaceuticals, Inc.*	104	196
Galectin Therapeutics, Inc.*,1	70	192
HilleVax, Inc.*	109	192
Cibus, Inc.*	52	170
Outlook Therapeutics, Inc.*	27	144
Telomir Pharmaceuticals, Inc.*	17	109
Elevation Oncology, Inc.*	181	109
Aerovate Therapeutics, Inc.*	47	98
Verrica Pharmaceuticals, Inc.*	66	96
Prelude Therapeutics, Inc.*	46	95
MarketWise, Inc.	134	90
Renovaro, Inc.*	168	81
Boundless Bio, Inc.*	22	76
Fractyl Health, Inc.*	26	66
Metagenomi, Inc.*	22	48
Lyra Therapeutics, Inc.*	167	43
Tevogen Bio Holdings, Inc.*	76	28
Conduit Pharmaceuticals, Inc.*	80	9
Ligand Pharmaceuticals, Inc.*,†††	42	—
Ligand Pharmaceuticals, Inc.*,†††	42	—
Total Consumer, Non-cyclical		2,204,897

Industrial - 8.7%
Fabrinet*	125	29,555
Applied Industrial Technologies, Inc.	132	29,453
Mueller Industries, Inc.	384	28,454
Fluor Corp.*	586	27,958
UFP Industries, Inc.	208	27,292
SPX Technologies, Inc.*	155	24,716
Modine Manufacturing Co.*	178	23,637
Badger Meter, Inc.	101	22,059
Novanta, Inc.*	123	22,007
Casella Waste Systems, Inc. — Class A*	212	21,092
CSW Industrials, Inc.	57	20,884
Exponent, Inc.	174	20,059
Moog, Inc. — Class A	98	19,798
Watts Water Technologies, Inc. — Class A	94	19,476
Dycom Industries, Inc.*	98	19,316
Federal Signal Corp.	206	19,253
Boise Cascade Co.	136	19,173
NEXTracker, Inc. — Class A*	495	18,553
Chart Industries, Inc.*	146	18,124
AeroVironment, Inc.*	90	18,045
Zurn Elkay Water Solutions Corp.	495	17,790
Knife River Corp.*	196	17,520
Itron, Inc.*	158	16,876
Matson, Inc.	117	16,687
Franklin Electric Company, Inc.	156	16,352
GATX Corp.	123	16,292
Belden, Inc.	139	16,281
Summit Materials, Inc. — Class A*	416	16,236
Arcosa, Inc.	167	15,825
Sterling Infrastructure, Inc.*	104	15,082
EnerSys	138	14,083
Advanced Energy Industries, Inc.	129	13,576
Kadant, Inc.	40	13,520
Cactus, Inc. — Class A	226	13,485
RXO, Inc.*	466	13,048
Frontdoor, Inc.*	270	12,957
Plexus Corp.*	94	12,851
Sanmina Corp.*	184	12,595
Golar LNG Ltd.	342	12,572
Terex Corp.	229	12,116
Granite Construction, Inc.	152	12,050
Kratos Defense & Security Solutions, Inc.*	508	11,836
Enpro, Inc.	72	11,677
Rocket Lab USA, Inc.*	1,194	11,618
Mueller Water Products, Inc. — Class A	533	11,566
Scorpio Tankers, Inc.	162	11,551
ESCO Technologies, Inc.	89	11,479
Atmus Filtration Technologies, Inc.	289	10,846
John Bean Technologies Corp.	110	10,836
Atkore, Inc.	127	10,762
Primoris Services Corp.	184	10,687
Construction Partners, Inc. — Class A*	147	10,261
Trinity Industries, Inc.	282	9,825
Albany International Corp. — Class A	108	9,596
Hub Group, Inc. — Class A	211	9,590
Griffon Corp.	129	9,030
ArcBest Corp.	81	8,784
OSI Systems, Inc.*	56	8,502
AZZ, Inc.	101	8,344
Vishay Intertechnology, Inc.	436	8,245
Werner Enterprises, Inc.	212	8,181

246 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Masterbrand, Inc.*	437	$8,102
Materion Corp.	71	7,942
Energizer Holdings, Inc.	248	7,876
Enerpac Tool Group Corp.	188	7,875
AAR Corp.*	119	7,778
Mirion Technologies, Inc.*	686	7,594
Gibraltar Industries, Inc.*	106	7,413
Standex International Corp.	40	7,311
Bloom Energy Corp. — Class A*,1	683	7,213
Leonardo DRS, Inc.*	254	7,168
International Seaways, Inc.	139	7,167
Hillman Solutions Corp.*	675	7,128
Powell Industries, Inc.	32	7,104
Kennametal, Inc.	273	7,079
Mercury Systems, Inc.*	189	6,993
O-I Glass, Inc.*	532	6,980
Joby Aviation, Inc.*,1	1,380	6,941
Hillenbrand, Inc.	242	6,728
Barnes Group, Inc.	160	6,466
TTM Technologies, Inc.*	349	6,369
Tennant Co.	66	6,339
Alamo Group, Inc.	35	6,305
World Kinect Corp.	199	6,151
MYR Group, Inc.*	57	5,827
Golden Ocean Group Ltd.	420	5,620
IES Holdings, Inc.*	28	5,589
Aspen Aerogels, Inc.*	201	5,566
Helios Technologies, Inc.	115	5,485
Benchmark Electronics, Inc.	123	5,451
Greenbrier Companies, Inc.	106	5,394
Knowles Corp.*	299	5,391
Greif, Inc. — Class A	86	5,389
Tecnoglass, Inc.	78	5,355
Apogee Enterprises, Inc.	75	5,251
DHT Holdings, Inc.	463	5,107
CTS Corp.	105	5,080
American Woodmark Corp.*	54	5,046
Napco Security Technologies, Inc.	122	4,936
Janus International Group, Inc.*	487	4,924
Teekay Tankers Ltd. — Class A	83	4,835
Enovix Corp.*,1	513	4,791
JELD-WEN Holding, Inc.*	297	4,696
Lindsay Corp.	37	4,612
NV5 Global, Inc.*	49	4,580
Worthington Enterprises, Inc.	109	4,518
SFL Corporation Ltd.	390	4,512
Argan, Inc.	43	4,362
Dorian LPG Ltd.	120	4,130
Tutor Perini Corp.*	149	4,047
PureCycle Technologies, Inc.*,1	423	4,019
Worthington Steel, Inc.	113	3,843
Ichor Holdings Ltd.*	113	3,595
TriMas Corp.	140	3,574
Columbus McKinnon Corp.	99	3,564
Marten Transport Ltd.	200	3,540
Thermon Group Holdings, Inc.*	115	3,432
Cadre Holdings, Inc.	90	3,416
Energy Recovery, Inc.*	196	3,408
Vicor Corp.*	78	3,284
NuScale Power Corp.*	268	3,103
Ducommun, Inc.*	47	3,094
Forward Air Corp.*	86	3,044
Montrose Environmental Group, Inc.*	110	2,893
Triumph Group, Inc.*	223	2,874
Air Transport Services Group, Inc.*	177	2,866
CECO Environmental Corp.*	101	2,848
Genco Shipping & Trading Ltd.	146	2,847
Enviri Corp.*	274	2,833
Bel Fuse, Inc. — Class B	36	2,826
Gorman-Rupp Co.	72	2,804
American Superconductor Corp.*	118	2,785
Xometry, Inc. — Class A*	146	2,682
FLEX LNG Ltd.	105	2,671
Limbach Holdings, Inc.*	35	2,652
Proto Labs, Inc.*	89	2,614
Ardmore Shipping Corp.	143	2,588
Nordic American Tankers Ltd.	700	2,569
Astec Industries, Inc.	80	2,555
Hyster-Yale, Inc.	40	2,551
Archer Aviation, Inc. — Class A*	802	2,430
Great Lakes Dredge & Dock Corp.*	228	2,401
Costamare, Inc.	149	2,342
Mesa Laboratories, Inc.	18	2,337
Sturm Ruger & Company, Inc.	56	2,334
DXP Enterprises, Inc.*	43	2,295
Metallus, Inc.*	148	2,195
Smith & Wesson Brands, Inc.	158	2,051
Insteel Industries, Inc.	65	2,021
Heartland Express, Inc.	161	1,977
Standard BioTools, Inc.*	1,014	1,957
Astronics Corp.*	99	1,929
Ryerson Holding Corp.	96	1,911
Ardagh Metal Packaging S.A.[1]	496	1,870
Applied Optoelectronics, Inc.*	128	1,832
Evolv Technologies Holdings, Inc.*	451	1,827
ChargePoint Holdings, Inc.*,1	1,333	1,826
Teekay Corp.*	197	1,812
Myers Industries, Inc.	127	1,755
nLight, Inc.*	159	1,700
Pactiv Evergreen, Inc.	140	1,611
Clearwater Paper Corp.*	56	1,598
Kimball Electronics, Inc.*	85	1,573
LSI Industries, Inc.	97	1,567
Northwest Pipe Co.*	34	1,534
Willis Lease Finance Corp.	10	1,488
Covenant Logistics Group, Inc. — Class A	28	1,480
LSB Industries, Inc.*	184	1,479
NVE Corp.	17	1,358
National Presto Industries, Inc.	18	1,353
Olympic Steel, Inc.	34	1,326
CryoPort, Inc.*	150	1,216
Luxfer Holdings plc	92	1,191

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 247

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Greif, Inc. — Class B	17	$1,187
FARO Technologies, Inc.*	62	1,187
GrafTech International Ltd.*	889	1,173
Manitowoc Company, Inc.*	120	1,154
SmartRent, Inc.*	657	1,137
Bowman Consulting Group Ltd.*	46	1,108
Safe Bulkers, Inc.	208	1,077
Stoneridge, Inc.*	94	1,052
Iteris, Inc.*	147	1,049
Graham Corp.*	35	1,036
Universal Logistics Holdings, Inc.	24	1,035
Byrna Technologies, Inc.*	60	1,018
Eastman Kodak Co.*	209	987
Ranpak Holdings Corp.*	148	967
Latham Group, Inc.*	140	952
Allient, Inc.	50	949
Mayville Engineering Company, Inc.*	44	928
Park-Ohio Holdings Corp.	30	921
Turtle Beach Corp.*	59	905
Himalaya Shipping Ltd.	103	892
Park Aerospace Corp.	64	834
Mistras Group, Inc.*	72	819
MicroVision, Inc.*	708	807
Radiant Logistics, Inc.*	123	791
Intuitive Machines, Inc.*,1	98	789
Pangaea Logistics Solutions Ltd.	108	781
Pure Cycle Corp.*	72	776
Sight Sciences, Inc.*	121	762
Centuri Holdings, Inc.*	47	759
Gencor Industries, Inc.*	36	751
Profecient Auto Logistics, Inc.	52	738
LanzaTech Global, Inc.*	386	737
Tredegar Corp.*	92	671
L B Foster Co. — Class A*	32	654
Karat Packaging, Inc.	24	621
NN, Inc.*	159	620
Orion Group Holdings, Inc.*	106	612
Omega Flex, Inc.	12	599
Bel Fuse, Inc. — Class A	6	597
GoPro, Inc. — Class A*	432	588
AerSale Corp.*	116	586
Eastern Co.	18	584
Redwire Corp.*	78	536
Smith-Midland Corp.*	16	534
Perma-Fix Environmental Services, Inc.*	43	528
Net Power, Inc.*	73	512
Arq, Inc.*	85	499
Twin Disc, Inc.	39	487
Quest Resource Holding Corp.*	60	479
Concrete Pumping Holdings, Inc.*	82	475
Core Molding Technologies, Inc.*	27	465
AMMO, Inc.*	310	443
Taylor Devices, Inc.*	8	399
Virgin Galactic Holdings, Inc.*,1	65	396
PAM Transportation Services, Inc.*	21	389
Caesarstone Ltd.*	72	328
Ultralife Corp.*	36	325
374Water, Inc.*	226	307
908 Devices, Inc.*	82	284
VirTra, Inc.*	37	230
NL Industries, Inc.	29	216
Eve Holding, Inc.*	61	198
Southland Holdings, Inc.*	35	129
Bridger Aerospace Group Holdings, Inc.*	32	71
Amprius Technologies, Inc.*	48	53
Solidion Technology, Inc.*	31	11
Total Industrial		1,449,864

Consumer, Cyclical - 6.2%
Meritage Homes Corp.	123	25,224
Taylor Morrison Home Corp. — Class A*	351	24,661
Abercrombie & Fitch Co. — Class A*	173	24,203
Installed Building Products, Inc.	82	20,194
KB Home	231	19,794
Beacon Roofing Supply, Inc.*	219	18,928
Aurora Innovation, Inc.*	3,191	18,891
Champion Homes, Inc.*	184	17,452
Group 1 Automotive, Inc.	45	17,237
Boot Barn Holdings, Inc.*	102	17,063
Asbury Automotive Group, Inc.*	70	16,701
Kontoor Brands, Inc.	191	15,620
M/I Homes, Inc.*	91	15,594
Signet Jewelers Ltd.	147	15,162
FirstCash Holdings, Inc.	132	15,154
Tri Pointe Homes, Inc.*	317	14,363
Academy Sports & Outdoors, Inc.	243	14,181
American Eagle Outfitters, Inc.	626	14,016
Shake Shack, Inc. — Class A*	131	13,520
Six Flags Entertainment Corp.	319	12,859
GMS, Inc.*	138	12,499
Cavco Industries, Inc.*	29	12,419
Steven Madden Ltd.	250	12,248
Sweetgreen, Inc. — Class A*	339	12,018
SkyWest, Inc.*	137	11,648
Brinker International, Inc.*	152	11,633
Rush Enterprises, Inc. — Class A	210	11,094
Cinemark Holdings, Inc.*	381	10,607
Patrick Industries, Inc.	74	10,535
UniFirst Corp.	52	10,330
LCI Industries	85	10,246
Dorman Products, Inc.*	90	10,181
Resideo Technologies, Inc.*	501	10,090
Century Communities, Inc.	96	9,886
Hilton Grand Vacations, Inc.*	255	9,262
Red Rock Resorts, Inc. — Class A	170	9,255
Visteon Corp.*	94	8,953
Green Brick Partners, Inc.*	107	8,937
Hanesbrands, Inc.*	1,213	8,916
HNI Corp.	162	8,722
Goodyear Tire & Rubber Co.*	978	8,655
LGI Homes, Inc.*	72	8,534
Urban Outfitters, Inc.*	221	8,466
International Game Technology plc	393	8,371

248 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
PriceSmart, Inc.	87	$7,985
Vista Outdoor, Inc.*	201	7,875
Foot Locker, Inc.*	288	7,442
Victoria’s Secret & Co.*	271	6,965
JetBlue Airways Corp.*	1,058	6,940
Adient plc*	307	6,929
Atlanta Braves Holdings, Inc. — Class C*	173	6,885
Phinia, Inc.	149	6,858
Cheesecake Factory, Inc.	167	6,772
Acushnet Holdings Corp.	100	6,375
OPENLANE, Inc.*	371	6,262
La-Z-Boy, Inc.	145	6,225
Papa John’s International, Inc.	115	6,195
United Parks & Resorts, Inc.*	121	6,123
Fox Factory Holding Corp.*	147	6,101
MillerKnoll, Inc.	239	5,918
Madison Square Garden Entertainment Corp.*	135	5,742
OneSpaWorld Holdings Ltd.	347	5,729
Winnebago Industries, Inc.	97	5,637
Peloton Interactive, Inc. — Class A*	1,168	5,466
H&E Equipment Services, Inc.	111	5,404
Topgolf Callaway Brands Corp.*	487	5,347
Blue Bird Corp.*	111	5,324
AMC Entertainment Holdings, Inc. — Class A*	1,162	5,287
Sonos, Inc.*	423	5,199
Gentherm, Inc.*	109	5,074
REV Group, Inc.	177	4,967
Life Time Group Holdings, Inc.*	203	4,957
Warby Parker, Inc. — Class A*	301	4,915
Sally Beauty Holdings, Inc.*	354	4,804
Wolverine World Wide, Inc.	275	4,790
Sabre Corp.*	1,291	4,738
Dana, Inc.	448	4,731
Buckle, Inc.	107	4,705
VSE Corp.	55	4,550
Bloomin’ Brands, Inc.	273	4,513
Oxford Industries, Inc.	51	4,425
Steelcase, Inc. — Class A	320	4,317
G-III Apparel Group Ltd.*	140	4,273
ScanSource, Inc.*	86	4,131
Caleres, Inc.	118	3,900
Winmark Corp.	10	3,829
Dave & Buster’s Entertainment, Inc.*	111	3,780
XPEL, Inc.*	87	3,773
Interface, Inc. — Class A	198	3,756
MRC Global, Inc.*	291	3,707
Everi Holdings, Inc.*	273	3,587
ODP Corp.*	120	3,570
Monarch Casino & Resort, Inc.	45	3,567
Camping World Holdings, Inc. — Class A	146	3,536
Dream Finders Homes, Inc. — Class A*	97	3,512
Beazer Homes USA, Inc.*	102	3,485
Hovnanian Enterprises, Inc. — Class A*	17	3,474
Cracker Barrel Old Country Store, Inc.	76	3,447
Vizio Holding Corp. — Class A*	305	3,407
Global Business Travel Group I*	433	3,330
Jack in the Box, Inc.	68	3,165
BlueLinx Holdings, Inc.*	29	3,057
IMAX Corp.*	148	3,035
PC Connection, Inc.	40	3,017
Allegiant Travel Co. — Class A*	54	2,973
National Vision Holdings, Inc.*	269	2,935
Sonic Automotive, Inc. — Class A	50	2,924
Lions Gate Entertainment Corp. — Class B*	420	2,906
Wabash National Corp.	150	2,878
Rush Street Interactive, Inc.*	263	2,854
Shoe Carnival, Inc.	62	2,719
Malibu Boats, Inc. — Class A*	70	2,717
A-Mark Precious Metals, Inc.	60	2,650
MarineMax, Inc.*	75	2,645
Ethan Allen Interiors, Inc.	79	2,519
Portillo’s, Inc. — Class A*,1	186	2,505
American Axle & Manufacturing Holdings, Inc.*	395	2,441
Standard Motor Products, Inc.	72	2,390
Miller Industries, Inc.	38	2,318
Golden Entertainment, Inc.	71	2,257
indie Semiconductor, Inc. — Class A*	563	2,246
Chuy’s Holdings, Inc.*	60	2,244
Arhaus, Inc.	177	2,179
Douglas Dynamics, Inc.	78	2,151
BJ’s Restaurants, Inc.*	66	2,149
Forestar Group, Inc.*	66	2,136
Accel Entertainment, Inc.*	177	2,057
Leslie’s, Inc.*	617	1,950
Arko Corp.	276	1,938
Super Group SGHC Ltd.	514	1,866
Clean Energy Fuels Corp.*	586	1,822
Dine Brands Global, Inc.	53	1,655
Daktronics, Inc.*	128	1,652
First Watch Restaurant Group, Inc.*	105	1,638
Lions Gate Entertainment Corp. — Class A*	206	1,613
Kura Sushi USA, Inc. — Class A*,1	20	1,611
Global Industrial Co.	47	1,597
Build-A-Bear Workshop, Inc. — Class A	45	1,547
Sun Country Airlines Holdings, Inc.*	136	1,525
Rush Enterprises, Inc. — Class B	31	1,486
Atlanta Braves Holdings, Inc. — Class A*	35	1,475
Shyft Group, Inc.	117	1,468
EVgo, Inc.*,1	348	1,441
Lovesac Co.*	50	1,432
Xperi, Inc.*	155	1,432
Bally’s Corp.*	83	1,432
Titan International, Inc.*	173	1,407
Methode Electronics, Inc.	117	1,399
Sleep Number Corp.*	75	1,374
Haverty Furniture Companies, Inc.	50	1,373
RCI Hospitality Holdings, Inc.	30	1,337

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 249

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Petco Health & Wellness Company, Inc.*	287	$1,306
Funko, Inc. — Class A*	106	1,295
Hudson Technologies, Inc.*	154	1,284
Nu Skin Enterprises, Inc. — Class A	171	1,260
Marcus Corp.	83	1,251
Zumiez, Inc.*	57	1,214
El Pollo Loco Holdings, Inc.*	88	1,206
Hyliion Holdings Corp.*	486	1,205
Lindblad Expeditions Holdings, Inc.*	122	1,129
Denny’s Corp.*	173	1,116
Designer Brands, Inc. — Class A	145	1,070
MasterCraft Boat Holdings, Inc.*	58	1,056
Luminar Technologies, Inc.*,1	1,151	1,036
Xponential Fitness, Inc. — Class A*	83	1,029
Genesco, Inc.*	37	1,005
Titan Machinery, Inc.*	71	989
OneWater Marine, Inc. — Class A*	41	980
Movado Group, Inc.	52	967
Hamilton Beach Brands Holding Co. — Class A	30	913
Spirit Airlines, Inc.[1]	379	910
America’s Car-Mart, Inc.*	21	880
iRobot Corp.*	99	860
Savers Value Village, Inc.*	81	852
Rocky Brands, Inc.	26	828
Cooper-Standard Holdings, Inc.*	58	804
Potbelly Corp.*	95	792
Frontier Group Holdings, Inc.*,1	146	781
Landsea Homes Corp.*	62	766
Wheels Up Experience, Inc.*	310	750
Weyco Group, Inc.	21	715
JAKKS Pacific, Inc.*	28	715
Solid Power, Inc.*	527	711
Flexsteel Industries, Inc.	16	709
Superior Group of Companies, Inc.	45	697
Hooker Furnishings Corp.	37	669
Tile Shop Holdings, Inc.*	99	652
Webtoon Entertainment, Inc.*	52	595
Johnson Outdoors, Inc. — Class A	16	579
Full House Resorts, Inc.*	114	572
Blink Charging Co.*,1	332	571
Destination XL Group, Inc.*	185	544
Reservoir Media, Inc.*	67	543
Biglari Holdings, Inc. — Class B*	3	516
Virco Mfg. Corp.	36	497
Escalade, Inc.	35	492
Vera Bradley, Inc.*	88	480
Holley, Inc.*	161	475
Clarus Corp.	105	473
Traeger, Inc.*	118	434
GrowGeneration Corp.*	197	420
Citi Trends, Inc.*	22	404
J Jill, Inc.	16	395
Livewire Group, Inc.*	63	384
Commercial Vehicle Group, Inc.*	114	371
EVI Industries, Inc.	18	348
Marine Products Corp.	30	291
Lifetime Brands, Inc.	44	288
SES AI Corp.*	447	286
Tilly’s, Inc. — Class A*	52	265
ONE Group Hospitality, Inc.*	72	265
Aeva Technologies, Inc.*	79	260
ThredUp, Inc. — Class A*	271	228
Canoo, Inc.*	205	202
Purple Innovation, Inc.*	196	194
Torrid Holdings, Inc.*	43	169
CompX International, Inc.	5	146
United Homes Group, Inc.*,1	18	111
Qurate Retail, Inc. — Class B*	4	17
Total Consumer, Cyclical		1,032,611

Technology - 5.2%
SPS Commerce, Inc.*	128	24,854
CommVault Systems, Inc.*	150	23,077
Varonis Systems, Inc.*	379	21,414
Insight Enterprises, Inc.*	96	20,677
ExlService Holdings, Inc.*	540	20,601
Maximus, Inc.	209	19,470
Altair Engineering, Inc. — Class A*	196	18,720
ACI Worldwide, Inc.*	362	18,426
Zeta Global Holdings Corp. — Class A*	610	18,196
Impinj, Inc.*	78	16,889
Tenable Holdings, Inc.*	407	16,492
Qualys, Inc.*	128	16,443
Box, Inc. — Class A*	486	15,907
Rambus, Inc.*	376	15,875
ASGN, Inc.*	155	14,451
Workiva, Inc.*	174	13,767
Clearwater Analytics Holdings, Inc. — Class A*	521	13,155
Silicon Laboratories, Inc.*	110	12,713
Power Integrations, Inc.	195	12,503
FormFactor, Inc.*	266	12,236
Blackbaud, Inc.*	142	12,025
Axcelis Technologies, Inc.*	112	11,743
Evolent Health, Inc. — Class A*	396	11,199
BlackLine, Inc.*	199	10,973
Envestnet, Inc.*	175	10,959
SiTime Corp.*	63	10,805
Synaptics, Inc.*	135	10,473
ACV Auctions, Inc. — Class A*	508	10,328
Semtech Corp.*	224	10,228
Diodes, Inc.*	157	10,062
Clear Secure, Inc. — Class A	301	9,975
Progress Software Corp.	146	9,836
DigitalOcean Holdings, Inc.*	227	9,169
Rapid7, Inc.*	214	8,537
Kulicke & Soffa Industries, Inc.	185	8,349
Agilysys, Inc.*	76	8,282
WNS Holdings Ltd.*	155	8,170
Freshworks, Inc. — Class A*	704	8,082
Ambarella, Inc.*	131	7,389
Braze, Inc. — Class A*	226	7,309

250 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Vertex, Inc. — Class A*	187	$7,201
NCR Atleos Corp.*	249	7,104
C3.ai, Inc. — Class A*,1	286	6,930
NCR Voyix Corp.*	502	6,812
PAR Technology Corp.*	125	6,510
Intapp, Inc.*	135	6,457
Privia Health Group, Inc.*	350	6,373
Veeco Instruments, Inc.*,1	192	6,361
Ultra Clean Holdings, Inc.*	153	6,109
IonQ, Inc.*,1	681	5,952
Donnelley Financial Solutions, Inc.*	89	5,859
PagerDuty, Inc.*	308	5,713
Verint Systems, Inc.*	210	5,319
Photronics, Inc.*	213	5,274
NetScout Systems, Inc.*	239	5,198
AvePoint, Inc.*	438	5,155
Sprout Social, Inc. — Class A*	171	4,971
CSG Systems International, Inc.	102	4,962
AvidXchange Holdings, Inc.*	597	4,842
Alkami Technology, Inc.*	152	4,794
Appian Corp. — Class A*	139	4,745
PowerSchool Holdings, Inc. — Class A*	206	4,699
SoundHound AI, Inc. — Class A*,1	980	4,567
Adeia, Inc.	376	4,478
Jamf Holding Corp.*	257	4,459
Xerox Holdings Corp.	401	4,162
Waystar Holding Corp.	148	4,128
Cohu, Inc.*	160	4,112
Alignment Healthcare, Inc.*	346	4,090
Matterport, Inc.*	904	4,068
Phreesia, Inc.*	176	4,011
MaxLinear, Inc. — Class A*	273	3,953
Sapiens International Corporation N.V.	106	3,951
Pitney Bowes, Inc.	551	3,929
Diebold Nixdorf, Inc.*,1	87	3,885
Zuora, Inc. — Class A*	447	3,853
SMART Global Holdings, Inc.*	178	3,729
ACM Research, Inc. — Class A*	176	3,573
Schrodinger Incorporated/United States*	192	3,562
PDF Solutions, Inc.*	107	3,390
Digi International, Inc.*	123	3,386
Fastly, Inc. — Class A*	442	3,346
N-able, Inc.*	247	3,226
Asana, Inc. — Class A*	275	3,187
E2open Parent Holdings, Inc.*	703	3,100
Blend Labs, Inc. — Class A*	793	2,974
Alpha & Omega Semiconductor Ltd.*	80	2,970
PROS Holdings, Inc.*	158	2,926
Grid Dynamics Holdings, Inc.*	197	2,758
Integral Ad Science Holding Corp.*	250	2,703
Vimeo, Inc.*	508	2,565
Yext, Inc.*	362	2,505
SolarWinds Corp.	188	2,453
Daily Journal Corp.*	5	2,450
Amplitude, Inc. — Class A*	264	2,368
V2X, Inc.*	42	2,346
Conduent, Inc.*	544	2,192
OneSpan, Inc.*	131	2,184
PubMatic, Inc. — Class A*	145	2,156
SEMrush Holdings, Inc. — Class A*	125	1,964
CEVA, Inc.*	81	1,956
NextNav, Inc.*	260	1,947
MeridianLink, Inc.*	93	1,913
GigaCloud Technology, Inc. — Class A*	81	1,861
Olo, Inc. — Class A*	362	1,796
Instructure Holdings, Inc.*	76	1,790
Simulations Plus, Inc.	55	1,761
Weave Communications, Inc.*	135	1,728
I3 Verticals, Inc. — Class A*	78	1,662
Health Catalyst, Inc.*	202	1,644
Ibotta, Inc. — Class A*,1	26	1,602
Enfusion, Inc. — Class A*	167	1,585
Innodata, Inc.*	94	1,576
Thoughtworks Holding, Inc.*	345	1,525
PlayAGS, Inc.*	132	1,504
Cantaloupe, Inc.*	202	1,495
Climb Global Solutions, Inc.	15	1,493
Bandwidth, Inc. — Class A*	85	1,488
Pagaya Technologies Ltd. — Class A*,1	139	1,469
Consensus Cloud Solutions, Inc.*	62	1,460
BigCommerce Holdings, Inc.*	244	1,427
Digimarc Corp.*	52	1,398
Mitek Systems, Inc.*	160	1,387
Planet Labs PBC*	582	1,298
Unisys Corp.*	227	1,289
3D Systems Corp.*	437	1,241
Aehr Test Systems*,1	96	1,234
American Software, Inc. — Class A	109	1,220
Cricut, Inc. — Class A	160	1,109
Vishay Precision Group, Inc.*	42	1,088
Red Violet, Inc.*	38	1,081
Corsair Gaming, Inc.*	154	1,072
Navitas Semiconductor Corp.*	435	1,066
Digital Turbine, Inc.*	331	1,016
Ouster, Inc.*	149	939
Immersion Corp.	104	928
Talkspace, Inc.*	424	886
Domo, Inc. — Class B*	117	879
SkyWater Technology, Inc.*	94	853
8x8, Inc.*	404	824
Definitive Healthcare Corp.*	184	822
Life360, Inc.	20	786
EverCommerce, Inc.*	74	767
Asure Software, Inc.*	82	742
Arteris, Inc.*	96	741
ReposiTrak, Inc.[1]	40	739
Inspired Entertainment, Inc.*	76	705
Telos Corp.*	189	679
Outbrain, Inc.*	134	651
IBEX Holdings Ltd.*	32	639
Viant Technology, Inc. — Class A*	54	598
CS Disco, Inc.*	101	594

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 251

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
ON24, Inc.*	96	$588
Rackspace Technology, Inc.*	231	566
Richardson Electronics Ltd.	42	518
BigBear.ai Holdings, Inc.*	351	512
Playstudios, Inc.*	304	459
Kaltura, Inc.*	332	452
Cerence, Inc.*	142	447
Porch Group, Inc.*,1	267	410
TTEC Holdings, Inc.	68	399
Everspin Technologies, Inc.*	67	395
Rigetti Computing, Inc.*,1	488	382
QuickLogic Corp.*	48	368
eGain Corp.*	67	342
Rimini Street, Inc.*	184	340
D-Wave Quantum, Inc.*,1	302	297
Rekor Systems, Inc.*	245	289
WM Technology, Inc.*	288	251
iLearningEngines Holdings, Inc.*	102	170
Golden Matrix Group, Inc.*	69	161
System1, Inc.*	81	91
GCT Semiconductor Holding, Inc.*	26	87
Airship AI Holdings, Inc.*	11	25
Total Technology		864,260

Energy - 2.8%
ChampionX Corp.	655	19,748
Noble Corporation plc[1]	477	17,230
Murphy Oil Corp.	498	16,802
CNX Resources Corp.*	508	16,546
SM Energy Co.	393	15,708
Magnolia Oil & Gas Corp. — Class A	595	14,530
Sunrun, Inc.*	750	13,545
California Resources Corp.	238	12,488
Northern Oil & Gas, Inc.	342	12,110
Valaris Ltd.*	217	12,098
Tidewater, Inc.*	167	11,989
Archrock, Inc.	573	11,597
Peabody Energy Corp.	434	11,518
Warrior Met Coal, Inc.	179	11,438
PBF Energy, Inc. — Class A	359	11,111
Transocean Ltd.*	2,505	10,646
Liberty Energy, Inc. — Class A	554	10,576
CONSOL Energy, Inc.	101	10,570
Patterson-UTI Energy, Inc.	1,336	10,220
Helmerich & Payne, Inc.	334	10,160
Seadrill Ltd.*	235	9,339
Alpha Metallurgical Resources, Inc.*	38	8,975
Oceaneering International, Inc.*	349	8,680
Arch Resources, Inc.	61	8,428
Gulfport Energy Corp.*	45	6,811
Kosmos Energy Ltd.*	1,606	6,472
Kinetik Holdings, Inc. — Class A	132	5,974
Plug Power, Inc.*,1	2,556	5,777
Sitio Royalties Corp. — Class A	277	5,773
Expro Group Holdings N.V.*	327	5,614
Helix Energy Solutions Group, Inc.*	497	5,517
Talos Energy, Inc.*	508	5,258
Crescent Energy Co. — Class A	477	5,223
Atlas Energy Solutions, Inc.	235	5,123
Fluence Energy, Inc.*	210	4,769
DNOW, Inc.*	362	4,681
Borr Drilling Ltd.	814	4,469
Delek US Holdings, Inc.	220	4,125
Sable Offshore Corp.*	174	4,112
Sunnova Energy International, Inc.*,1	375	3,653
Comstock Resources, Inc.*	319	3,550
Select Water Solutions, Inc. — Class A	313	3,484
Array Technologies, Inc.*	524	3,458
Par Pacific Holdings, Inc.*	192	3,379
Shoals Technologies Group, Inc. — Class A*	589	3,304
Core Laboratories, Inc.	162	3,002
Green Plains, Inc.*	220	2,979
Bristow Group, Inc.*	85	2,949
CVR Energy, Inc.	118	2,718
Vital Energy, Inc.*	99	2,663
SunCoke Energy, Inc.	289	2,509
REX American Resources Corp.*	53	2,453
ProPetro Holding Corp.*	303	2,321
VAALCO Energy, Inc.	360	2,066
Vitesse Energy, Inc.	86	2,066
Nabors Industries Ltd.*	32	2,063
Kodiak Gas Services, Inc.	70	2,030
Newpark Resources, Inc.*	286	1,982
NextDecade Corp.*	397	1,870
RPC, Inc.	293	1,863
Diversified Energy Company plc	162	1,844
Innovex International, Inc.	118	1,732
Aris Water Solutions, Inc. — Class A	93	1,569
SandRidge Energy, Inc.	112	1,370
Berry Corp.	264	1,357
Excelerate Energy, Inc. — Class A	61	1,343
TETRA Technologies, Inc.*	431	1,336
Montauk Renewables, Inc.*	228	1,188
Solaris Oilfield Infrastructure, Inc. — Class A	87	1,110
Granite Ridge Resources, Inc.	182	1,081
Ramaco Resources, Inc. — Class A	92	1,076
Riley Exploration Permian, Inc.	40	1,060
Matrix Service Co.*	91	1,049
Oil States International, Inc.*	212	975
Amplify Energy Corp.*	136	888
DMC Global, Inc.*	68	883
Hallador Energy Co.*	87	820
Ring Energy, Inc.*	509	814
SEACOR Marine Holdings, Inc.*	84	811
W&T Offshore, Inc.	341	733
TPI Composites, Inc.*,1	159	723
Natural Gas Services Group, Inc.*	37	707
HighPeak Energy, Inc.[1]	50	694
Ranger Energy Services, Inc.	54	643
Forum Energy Technologies, Inc.*	40	618
FuelCell Energy, Inc.*,1	1,566	595

252 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Evolution Petroleum Corp.	106	$563
ProFrac Holding Corp. — Class A*,1	77	523
FutureFuel Corp.	90	518
Geospace Technologies Corp.*	44	455
PrimeEnergy Resources Corp.*	3	413
NACCO Industries, Inc. — Class A	14	397
ASP Isotopes, Inc.*	137	381
Freyr Battery, Inc.*	387	375
Mammoth Energy Services, Inc.*	85	348
Energy Vault Holdings, Inc.*	356	342
Aemetis, Inc.*	125	288
Empire Petroleum Corp.*	48	252
Ramaco Resources, Inc. — Class B	17	183
Stem, Inc.*	521	181
Prairie Operating Co.*	15	131
Drilling Tools International Corp.*	33	123
Verde Clean Fuels, Inc.*	11	44
SolarMax Technology, Inc.*	18	11
Total Energy		464,659

Communications - 2.2%
Lumen Technologies, Inc.*	3,475	24,672
Q2 Holdings, Inc.*	203	16,193
Credo Technology Group Holding Ltd.*	440	13,552
InterDigital, Inc.	87	12,322
AST SpaceMobile, Inc.*,1	460	12,029
Hims & Hers Health, Inc.*	652	12,010
Cogent Communications Holdings, Inc.	152	11,540
EchoStar Corp. — Class A*	418	10,375
Squarespace, Inc. — Class A*	210	9,750
TEGNA, Inc.	583	9,200
Cargurus, Inc.*	305	9,159
Perficient, Inc.*	120	9,058
ePlus, Inc.*	91	8,949
Yelp, Inc. — Class A*	227	7,963
Telephone & Data Systems, Inc.	341	7,928
Calix, Inc.*	203	7,874
DigitalBridge Group, Inc.	546	7,715
Ziff Davis, Inc.*	157	7,640
Viavi Solutions, Inc.*	756	6,819
Cable One, Inc.	19	6,646
Extreme Networks, Inc.*	431	6,478
Magnite, Inc.*	434	6,011
Harmonic, Inc.*	381	5,551
Viasat, Inc.*	419	5,003
Infinera Corp.*,1	688	4,644
Upwork, Inc.*	430	4,494
CommScope Holding Company, Inc.*	725	4,430
Opendoor Technologies, Inc.*	2,128	4,256
Liberty Latin America Ltd. — Class C*	445	4,223
Sphere Entertainment Co.*	92	4,065
Cars.com, Inc.*	227	3,805
A10 Networks, Inc.	245	3,538
QuinStreet, Inc.*	182	3,482
Sprinklr, Inc. — Class A*	435	3,363
Revolve Group, Inc.*	133	3,296
Globalstar, Inc.*	2,506	3,107
Shutterstock, Inc.	87	3,077
Figs, Inc. — Class A*	448	3,064
Applied Digital Corp.*,1	340	2,805
Gannett Company, Inc.*	487	2,737
Despegar.com Corp.*	212	2,629
Scholastic Corp.	81	2,593
HealthStream, Inc.	84	2,423
Shenandoah Telecommunications Co.	169	2,385
TechTarget, Inc.*	90	2,200
Open Lending Corp. — Class A*	353	2,160
Couchbase, Inc.*	134	2,160
Bumble, Inc. — Class A*	332	2,118
Stagwell, Inc.*	295	2,071
IDT Corp. — Class B	53	2,023
NETGEAR, Inc.*	98	1,966
Clear Channel Outdoor Holdings, Inc.*	1,205	1,928
Thryv Holdings, Inc.*	110	1,895
EverQuote, Inc. — Class A*	87	1,835
National CineMedia, Inc.*	245	1,727
Liquidity Services, Inc.*	74	1,687
Sinclair, Inc.	110	1,683
Clearfield, Inc.*	43	1,675
Gogo, Inc.*	224	1,608
ADTRAN Holdings, Inc.*	270	1,601
Beyond, Inc.*	157	1,583
Gray Television, Inc.	295	1,581
Powerfleet Incorporated NJ*	313	1,565
MediaAlpha, Inc. — Class A*	86	1,557
Nextdoor Holdings, Inc.*	599	1,486
fuboTV, Inc.*	1,008	1,431
Getty Images Holdings, Inc.*	346	1,318
Anterix, Inc.*	35	1,318
Boston Omaha Corp. — Class A*	85	1,264
Advantage Solutions, Inc.*	367	1,259
Consolidated Communications Holdings, Inc.*	265	1,230
ATN International, Inc.	37	1,197
RealReal, Inc.*	338	1,061
Liberty Latin America Ltd. — Class A*	110	1,054
Preformed Line Products Co.	8	1,025
Ribbon Communications, Inc.*	313	1,017
Grindr, Inc.*	85	1,014
Vivid Seats, Inc. — Class A*	265	981
Ooma, Inc.*	85	968
AMC Networks, Inc. — Class A*	110	956
Spok Holdings, Inc.	63	949
WideOpenWest, Inc.*	170	893
Backblaze, Inc. — Class A*	138	882
Stitch Fix, Inc. — Class A*	310	874
Lands’ End, Inc.*	50	863
Aviat Networks, Inc.*	39	843
Groupon, Inc.*,1	79	773
Eventbrite, Inc. — Class A*	276	753
BARK, Inc.*	455	742
1-800-Flowers.com, Inc. — Class A*	90	714
Innovid Corp.*	368	662
iHeartMedia, Inc. — Class A*	357	660

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 253

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
LifeMD, Inc.*	120	$629
Gambling.com Group Ltd.*	60	601
Tucows, Inc. — Class A*	28	585
AudioEye, Inc.*	24	548
OptimizeRx Corp.*	61	471
EW Scripps Co. — Class A*	209	469
Townsquare Media, Inc. — Class A	46	467
Cardlytics, Inc.*	139	445
Entravision Communications Corp. — Class A	212	439
1stdibs.com, Inc.*	88	388
RumbleON, Inc. — Class B*	56	268
Nerdy, Inc.*	251	247
LiveOne, Inc.*	235	223
BlackSky Tehnology, Inc.	45	213
Mondee Holdings, Inc.*	131	182
Value Line, Inc.	3	139
Terran Orbital Corp.*,1	532	134
Vacasa, Inc. — Class A*	32	90
Solo Brands, Inc. — Class A*	57	80
aka Brands Holding Corp.*	2	47
Total Communications		374,328

Basic Materials - 1.9%
Carpenter Technology Corp.	163	26,011
Commercial Metals Co.	397	21,819
Cabot Corp.	186	20,789
Balchem Corp.	111	19,536
Avient Corp.	310	15,599
HB Fuller Co.	189	15,003
Hecla Mining Co.	1,997	13,320
Sensient Technologies Corp.	145	11,632
Arcadium Lithium plc*	3,721	10,605
Sylvamo Corp.	121	10,388
Innospec, Inc.	86	9,726
Coeur Mining, Inc.*	1,356	9,329
Minerals Technologies, Inc.	111	8,573
Hawkins, Inc.	67	8,540
Uranium Energy Corp.*	1,358	8,433
Quaker Chemical Corp.	48	8,087
Rogers Corp.*	65	7,346
Constellium SE*	447	7,268
Perimeter Solutions S.A.*	459	6,174
Tronox Holdings plc — Class A	410	5,998
Stepan Co.	74	5,716
Ingevity Corp.*	126	4,914
Kaiser Aluminum Corp.	55	3,989
SSR Mining, Inc.*	697	3,959
Orion S.A.	199	3,544
United States Lime & Minerals, Inc.	36	3,516
Novagold Resources, Inc.*	837	3,432
Mativ Holdings, Inc.	186	3,160
Energy Fuels, Inc.*	560	3,074
Century Aluminum Co.*	183	2,970
Ecovyst, Inc.*	402	2,754
Centrus Energy Corp. — Class A*	49	2,688
AdvanSix, Inc.	88	2,673
Haynes International, Inc.	44	2,620
Koppers Holdings, Inc.	71	2,594
Metals Acquisition Ltd. — Class A*	186	2,576
Encore Energy Corp.*	616	2,489
Ivanhoe Electric Incorporated / US*	288	2,436
Rayonier Advanced Materials, Inc.*	222	1,900
Radius Recycling, Inc. — Class A	91	1,687
Compass Minerals International, Inc.	120	1,442
Perpetua Resources Corp.*	133	1,244
Oil-Dri Corporation of America	17	1,173
Universal Stainless & Alloy Products, Inc.*	30	1,159
Lightwave Logic, Inc.*	414	1,143
Ur-Energy, Inc.*	950	1,131
i-80 Gold Corp.*	895	1,038
Intrepid Potash, Inc.*	39	936
Kronos Worldwide, Inc.	75	934
Lifezone Metals Ltd.*	126	882
Caledonia Mining Corporation plc	57	853
Codexis, Inc.*	241	742
Piedmont Lithium, Inc.*	63	563
Dakota Gold Corp.*	226	533
Contango ORE, Inc.*	27	520
American Vanguard Corp.	87	461
Northern Technologies International Corp.	27	332
Valhi, Inc.	8	267
Critical Metals Corp.*	26	193
Total Basic Materials		322,413

Utilities - 1.6%
Brookfield Infrastructure Corp. — Class A	412	17,893
Portland General Electric Co.	349	16,717
New Jersey Resources Corp.	339	16,001
Southwest Gas Holdings, Inc.	210	15,490
Black Hills Corp.	236	14,424
ONE Gas, Inc.	193	14,363
Ormat Technologies, Inc.	186	14,311
TXNM Energy, Inc.	311	13,613
Spire, Inc.	195	13,121
ALLETE, Inc.	200	12,838
Northwestern Energy Group, Inc.	212	12,131
MGE Energy, Inc.	126	11,523
Otter Tail Corp.	143	11,177
California Water Service Group	200	10,844
American States Water Co.	129	10,744
Avista Corp.	271	10,501
Chesapeake Utilities Corp.	76	9,437
SJW Group	112	6,508
Hawaiian Electric Industries, Inc.*	569	5,508
Northwest Natural Holding Co.	132	5,388
Ameresco, Inc. — Class A*	111	4,211
Middlesex Water Co.	61	3,980
Unitil Corp.	55	3,332
York Water Co.	49	1,836
Consolidated Water Company Ltd.	52	1,311
Altus Power, Inc.*	263	836
Genie Energy Ltd. — Class B	45	731
RGC Resources, Inc.	28	632

254 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

	Shares	Value
Global Water Resources, Inc.	41	$516
Total Utilities		259,917

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	95	3,087

Total Common Stocks
(Cost $7,639,562)		9,204,980

WARRANT† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	—
Total Warrant
(Cost $—)		—

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Sanofi SA	261	—
Tobira Therapeutics, Inc.*,†††	141	—
Novartis AG*,†††	429	—
Cartesian Therapeutics Inc.*	881	—
Oncternal Therapeutics, Inc.*,†††	7	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $271)		—

EXCHANGE-TRADED FUNDS***,† - 16.8%
Vanguard Russell 2000 ETF[1]	15,743	1,406,794
iShares Russell 2000 Index ETF	6,356	1,403,977
Total Exchange-Traded Funds
(Cost $2,799,130)		2,810,771

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
4.85% due 12/12/24[2,3]	150,000	148,659
4.63% due 10/10/24[3,4]	21,000	20,976
Total U.S. Treasury Bills
(Cost $169,517)		169,635

REPURCHASE AGREEMENTS††,5 - 26.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	2,438,500	2,438,500
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	2,014,088	2,014,088
Total Repurchase Agreements
(Cost $4,452,588)		4,452,588

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	251,648	251,648
Total Securities Lending Collateral
(Cost $251,648)		251,648

Total Investments - 101.1%
(Cost $15,312,716)		$16,889,622
Other Assets & Liabilities, net - (1.1)%		(182,227)
Total Net Assets - 100.0%		$16,707,395

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Dec 2024	$337,470	$6,550

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	12/18/24	908	$2,024,090	$29,207
BNP Paribas	Russell 2000 Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	305	679,276	9,904
Barclays Bank plc	Russell 2000 Index	Pay	5.29% (SOFR + 0.45%)	At Maturity	12/19/24	723	1,612,981	4,322
							$4,316,347	$43,433

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 255

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

256 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
RUSSELL 2000® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,204,980		—	—	*	$9,204,980
Warrant	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	2,810,771		—	—		2,810,771
U.S. Treasury Bills	—		169,635	—		169,635
Repurchase Agreements	—		4,452,588	—		4,452,588
Securities Lending Collateral	251,648		—	—		251,648
Equity Futures Contracts**	6,550		—	—		6,550
Equity Index Swap Agreements**	—		43,433	—		43,433
Total Assets	$12,273,949		$4,665,656	—		$16,939,605

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 257

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $240,978 of securities loaned (cost $10,860,128)	$12,437,034
Repurchase agreements, at value (cost $4,452,588)	4,452,588
Cash	1,794
Segregated cash with broker	7,932
Unrealized appreciation on OTC swap agreements	43,433
Receivables:
Fund shares sold	41,383
Dividends	12,305
Variation margin on futures contracts	825
Interest	601
Securities lending income	523
Total assets	16,998,418

Liabilities:
Payable for:
Return of securities lending collateral	251,648
Management fees	9,559
Transfer agent fees	8,628
Distribution and service fees	3,951
Fund shares redeemed	3,004
Portfolio accounting and administration fees	1,977
Swap settlement	654
Trustees’ fees*	170
Miscellaneous	11,432
Total liabilities	291,023
Net assets	$16,707,395

Net assets consist of:
Paid in capital	$18,689,184
Total distributable earnings (loss)	(1,981,789)
Net assets	$16,707,395
Class A:
Net assets	$4,853,781
Capital shares outstanding	89,289
Net asset value per share	$54.36
Maximum offering price per share (Net asset value divided by 95.25%)	$57.07
Class C:
Net assets	$1,320,926
Capital shares outstanding	29,012
Net asset value per share	$45.53
Class H:
Net assets	$10,532,688
Capital shares outstanding	194,226
Net asset value per share	$54.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $202)	$106,545
Interest	235,865
Income from securities lending, net	4,532
Total investment income	346,942

Expenses:
Management fees	93,971
Distribution and service fees:
Class A	7,069
Class C	13,585
Class H	20,860
Transfer agent fees	26,261
Portfolio accounting and administration fees	25,690
Registration fees	15,818
Professional fees	7,312
Custodian fees	1,634
Trustees’ fees*	1,631
Interest expense	746
Miscellaneous	247
Total expenses	214,824
Less:
Expenses reimbursed by Adviser	(6,257)
Net expenses	208,567
Net investment income	138,375

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(882,412)
Swap agreements	86,504
Futures contracts	(61,360)
Net realized loss	(857,268)
Net change in unrealized appreciation (depreciation) on:
Investments	1,122,946
Swap agreements	(230,111)
Futures contracts	(65,103)
Net change in unrealized appreciation (depreciation)	827,732
Net realized and unrealized loss	(29,536)
Net increase in net assets resulting from operations	$108,839

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

258 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$138,375	$235,333
Net realized gain (loss) on investments	(857,268)	197,472
Net change in unrealized appreciation (depreciation) on investments	827,732	3,796,083
Net increase in net assets resulting from operations	108,839	4,228,888

Distributions to shareholders:
Class A	—	(9,693)
Class C	—	(3,174)
Class H	—	(46,037)
Total distributions to shareholders	—	(58,904)

Capital share transactions:
Proceeds from sale of shares
Class A	1,405,151	12,021,235
Class C	625,262	2,714,592
Class H	55,740,615	67,073,724
Distributions reinvested
Class A	—	9,570
Class C	—	2,469
Class H	—	46,005
Cost of shares redeemed
Class A	(3,918,901)	(9,294,688)
Class C	(3,300,119)	(553,562)
Class H	(70,100,392)	(61,143,883)
Net increase (decrease) from capital share transactions	(19,548,384)	10,875,462
Net increase (decrease) in net assets	(19,439,545)	15,045,446

Net assets:
Beginning of period	36,146,940	21,101,494
End of period	$16,707,395	$36,146,940

Capital share activity:
Shares sold
Class A	27,430	258,409
Class C	14,582	63,825
Class H	1,111,600	1,423,771
Shares issued from reinvestment of distributions
Class A	—	209
Class C	—	64
Class H	—	1,005
Shares redeemed
Class A	(76,802)	(206,292)
Class C	(75,805)	(14,751)
Class H	(1,401,725)	(1,298,866)
Net increase (decrease) in shares	(400,720)	227,374

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 259

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$51.81	$44.08	$50.66	$61.82	$32.24	$43.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.40	.13	(.69)	(.77)	— [f]
Net gain (loss) on investments (realized and unrealized)	2.26	7.42	(6.71)	(3.41)	30.35	(10.89)
Total from investment operations	2.55	7.82	(6.58)	(4.10)	29.58	(10.89)
Less distributions from:
Net investment income	—	(.09)	—	—	—	(.01)
Net realized gains	—	—	—	(7.06)	—	(.67)
Total distributions	—	(.09)	—	(7.06)	—	(.68)
Net asset value, end of period	$54.36	$51.81	$44.08	$50.66	$61.82	$32.24

Total Return[c]	4.92%	17.77%	(12.99%)	(7.29%)	91.75%	(25.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,854	$7,184	$3,806	$5,781	$12,421	$10,712
Ratios to average net assets:
Net investment income (loss)	1.15%	0.87%	0.28%	(1.14%)	(1.53%)	— [g]
Total expenses[d]	1.64%	1.66%	1.65%	1.60%	1.67%	1.73%
Net expenses[e]	1.59%	1.63%	1.65%	1.60%	1.67%	1.73%
Portfolio turnover rate	8%	12%	25%	76%	—	35%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$43.55	$37.35	$43.24	$54.24	$28.50	$39.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.05	(.21)	(.98)	(.95)	(.29)
Net gain (loss) on investments (realized and unrealized)	1.89	6.24	(5.68)	(2.96)	26.69	(9.62)
Total from investment operations	1.98	6.29	(5.89)	(3.94)	25.74	(9.91)
Less distributions from:
Net investment income	—	(.09)	—	—	—	(.01)
Net realized gains	—	—	—	(7.06)	—	(.67)
Total distributions	—	(.09)	—	(7.06)	—	(.68)
Net asset value, end of period	$45.53	$43.55	$37.35	$43.24	$54.24	$28.50

Total Return[c]	4.55%	16.91%	(13.62%)	(8.05%)	90.32%	(25.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,321	$3,930	$1,535	$1,904	$3,717	$1,590
Ratios to average net assets:
Net investment income (loss)	0.41%	0.12%	(0.56%)	(1.89%)	(2.28%)	(0.74%)
Total expenses[d]	2.38%	2.42%	2.40%	2.36%	2.43%	2.48%
Net expenses[e]	2.33%	2.38%	2.40%	2.36%	2.43%	2.48%
Portfolio turnover rate	8%	12%	25%	76%	—	35%

260 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$51.68	$43.97	$50.53	$61.68	$32.17	$43.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.42	.09	(.66)	(.75)	.01
Net gain (loss) on investments (realized and unrealized)	2.25	7.38	(6.65)	(3.43)	30.26	(10.86)
Total from investment operations	2.55	7.80	(6.56)	(4.09)	29.51	(10.85)
Less distributions from:
Net investment income	—	(.09)	—	—	—	(.01)
Net realized gains	—	—	—	(7.06)	—	(.67)
Total distributions	—	(.09)	—	(7.06)	—	(.68)
Net asset value, end of period	$54.23	$51.68	$43.97	$50.53	$61.68	$32.17

Total Return	4.93%	17.77%	(12.98%)	(7.29%)	91.73%	(25.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,533	$25,033	$15,761	$18,432	$29,743	$6,731
Ratios to average net assets:
Net investment income (loss)	1.20%	0.92%	0.21%	(1.12%)	(1.52%)	0.01%
Total expenses[d]	1.63%	1.67%	1.65%	1.61%	1.67%	1.73%
Net expenses[e]	1.58%	1.63%	1.65%	1.61%	1.67%	1.73%
Portfolio turnover rate	8%	12%	25%	76%	—	35%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than $0.01 per share.
[g]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 261

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 46.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,544	$446,326
Guggenheim Strategy Fund II1	17,889	443,656
Total Mutual Funds
(Cost $868,958)		889,982

	Face Amount
U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
4.81% due 12/12/24[2,3]	$50,000	49,553
4.63% due 10/10/24[3,4]	14,000	13,984
Total U.S. Treasury Bills
(Cost $63,501)		63,537

REPURCHASE AGREEMENTS††,5 - 51.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	542,724	542,724
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	448,264	448,264
Total Repurchase Agreements
(Cost $990,988)		990,988

Total Investments - 100.4%
(Cost $1,923,447)		$1,944,507
Other Assets & Liabilities, net - (0.4)%		(6,850)
Total Net Assets - 100.0%		$1,937,657

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Dec 2024	$224,980	$(4,368)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.89% (SOFR + 0.05%)	At Maturity	12/19/24	279	$621,637	$(1,666)
Goldman Sachs International	Russell 2000 Index	Receive	4.68% (Federal Funds Rate - 0.15%)	At Maturity	12/18/24	243	541,773	(7,902)
BNP Paribas	Russell 2000 Index	Receive	4.98% (Federal Funds Rate + 0.15%)	At Maturity	12/19/24	251	558,739	(8,148)
							$1,722,149	$(17,716)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

262 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$889,982	$—	$—	$889,982
U.S. Treasury Bills	—	63,537	—	63,537
Repurchase Agreements	—	990,988	—	990,988
Total Assets	$889,982	$1,054,525	$—	$1,944,507

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,368	$—	$—	$4,368
Equity Index Swap Agreements**	—	17,716	—	17,716
Total Liabilities	$4,368	$17,716	$—	$22,084

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$440,079	$—	$—	$—	$3,577	$443,656	17,889	$12,600
Guggenheim Ultra Short Duration Fund — Institutional Class	441,426	—	—	—	4,900	446,326	44,544	11,488
	$881,505	$—	$—	$—	$8,477	$889,982		$24,088

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 263

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $63,501)	$63,537
Investments in affiliated issuers, at value (cost $868,958)	889,982
Repurchase agreements, at value (cost $990,988)	990,988
Segregated cash with broker	11,288
Receivables:
Dividends	3,770
Fund shares sold	536
Interest	134
Total assets	1,960,235

Liabilities:
Unrealized depreciation on OTC swap agreements	17,716
Payable for:
Management fees	1,300
Transfer agent fees	907
Variation margin on futures contracts	550
Distribution and service fees	385
Swap settlement	313
Portfolio accounting and administration fees	81
Trustees’ fees*	18
Miscellaneous	1,308
Total liabilities	22,578
Net assets	$1,937,657

Net assets consist of:
Paid in capital	$44,628,940
Total distributable earnings (loss)	(42,691,283)
Net assets	$1,937,657
Class A:
Net assets	$421,830
Capital shares outstanding	8,794
Net asset value per share	$47.97
Maximum offering price per share (Net asset value divided by 95.25%)	$50.36
Class C:
Net assets	$133
Capital shares outstanding	3
Net asset value per share	$40.50
Class H:
Net assets	$1,515,694
Capital shares outstanding	31,463
Net asset value per share	$48.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$24,088
Interest	42,529
Total investment income	66,617

Expenses:
Management fees	10,946
Distribution and service fees:
Class A	560
Class C	1
Class H	2,480
Transfer agent fees	2,475
Portfolio accounting and administration fees	1,856
Registration fees	1,198
Professional fees	388
Interest expense	312
Custodian fees	158
Trustees’ fees*	146
Miscellaneous	868
Total expenses	21,388
Less:
Expenses reimbursed by Adviser	(1,217)
Expenses waived by Adviser	(554)
Total waived/reimbursed expenses	(1,771)
Net expenses	19,617
Net investment income	47,000

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(144,346)
Futures contracts	(17,509)
Net realized loss	(161,855)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	36
Investments in affiliated issuers	8,477
Swap agreements	40,201
Futures contracts	(4,368)
Net change in unrealized appreciation (depreciation)	44,346
Net realized and unrealized loss	(117,509)
Net decrease in net assets resulting from operations	$(70,509)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

264 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$47,000	$145,904
Net realized loss on investments	(161,855)	(584,924)
Net change in unrealized appreciation (depreciation) on investments	44,346	142,974
Net decrease in net assets resulting from operations	(70,509)	(296,046)

Distributions to shareholders:
Class A	—	(22,717)
Class C	—	(871)
Class H	—	(106,847)
Total distributions to shareholders	—	(130,435)

Capital share transactions:
Proceeds from sale of shares
Class A	539,603	611,136
Class C	5,408	3,800
Class H	3,272,266	18,993,823
Distributions reinvested
Class A	—	22,700
Class C	—	871
Class H	—	106,719
Cost of shares redeemed
Class A	(474,147)	(707,833)
Class C	(5,617)	(56,811)
Class H	(3,544,317)	(22,343,474)
Net decrease from capital share transactions	(206,804)	(3,369,069)
Net decrease in net assets	(277,313)	(3,795,550)

Net assets:
Beginning of period	2,214,970	6,010,520
End of period	$1,937,657	$2,214,970

Capital share activity:
Shares sold
Class A	10,694	11,015
Class C	124	78
Class H	64,026	318,605
Shares issued from reinvestment of distributions
Class A	—	413
Class C	—	19
Class H	—	1,933
Shares redeemed
Class A	(9,329)	(12,333)
Class C	(124)	(1,155)
Class H	(69,923)	(373,513)
Net decrease in shares	(4,532)	(54,938)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 265

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$49.28	$60.13	$55.13	$55.28	$120.61	$102.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.99	2.16	.67	(.64)	(.45)	.50
Net gain (loss) on investments (realized and unrealized)	(2.30)	(8.72)	4.33 [g]	.49	(64.83)	18.73 [g]
Total from investment operations	(1.31)	(6.56)	5.00	(.15)	(65.28)	19.23
Less distributions from:
Net investment income	—	(4.29)	—	—	(.05)	(.70)
Total distributions	—	(4.29)	—	—	(.05)	(.70)
Net asset value, end of period	$47.97	$49.28	$60.13	$55.13	$55.28	$120.61

Total Return[c]	(2.66%)	(11.70%)	9.07%	(0.27%)	(54.13%)	19.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$422	$366	$501	$443	$320	$207
Ratios to average net assets:
Net investment income (loss)	3.89%	3.73%	1.13%	(1.17%)	(1.38%)	0.51%
Total expenses[d]	1.76%	1.75%	1.80%	1.71%	1.80%	1.82%
Net expenses[e]	1.61%	1.62%	1.75%	1.66%	1.78%	1.78%
Portfolio turnover rate	—	—	—	—	14%	7%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$41.76	$52.00	$48.07	$48.51	$106.73	$91.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.57	1.50	.30	(.89)	(.61)	(.30)
Net gain (loss) on investments (realized and unrealized)	(1.83)	(7.45)	3.63 [g]	.45	(57.56)	16.66 [g]
Total from investment operations	(1.26)	(5.95)	3.93	(.44)	(58.17)	16.36
Less distributions from:
Net investment income	—	(4.29)	—	—	(.05)	(.70)
Total distributions	—	(4.29)	—	—	(.05)	(.70)
Net asset value, end of period	$40.50	$41.76	$52.00	$48.07	$48.51	$106.73

Total Return[c]	(3.02%)	(12.35%)	8.18%	(0.91%)	(54.49%)	18.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$0	$0	$55	$28	$26	$94
Ratios to average net assets:
Net investment income (loss)	2.75%	2.92%	0.58%	(1.88%)	(2.15%)	(0.34%)
Total expenses[d]	2.75%	2.49%	2.55%	2.46%	2.57%	2.57%
Net expenses[e]	2.75%	2.38%	2.49%	2.40%	2.54%	2.53%
Portfolio turnover rate	—	—	—	—	14%	7%

266 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$49.49	$60.38	$55.35	$55.51	$121.09	$102.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.99	2.16	.64	(.64)	(.44)	.10
Net gain (loss) on investments (realized and unrealized)	(2.31)	(8.76)	4.39 [g]	.48	(65.09)	19.26 [g]
Total from investment operations	(1.32)	(6.60)	5.03	(.16)	(65.53)	19.36
Less distributions from:
Net investment income	—	(4.29)	—	—	(.05)	(.70)
Total distributions	—	(4.29)	—	—	(.05)	(.70)
Net asset value, end of period	$48.17	$49.49	$60.38	$55.35	$55.51	$121.09

Total Return	(2.67%)	(11.70%)	9.09%	(0.29%)	(54.13%)	19.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,516	$1,849	$5,454	$5,396	$5,087	$22,414
Ratios to average net assets:
Net investment income (loss)	3.86%	3.69%	1.06%	(1.17%)	(1.42%)	0.07%
Total expenses[d]	1.76%	1.74%	1.78%	1.71%	1.81%	1.82%
Net expenses[e]	1.61%	1.62%	1.72%	1.66%	1.79%	1.79%
Portfolio turnover rate	—	—	—	—	14%	7%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the period presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.
[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 267

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Technology - 34.2%
NVIDIA Corp.	54,233	$6,586,056
Monolithic Power Systems, Inc.	4,378	4,047,461
KLA Corp.	4,032	3,122,421
Palantir Technologies, Inc. — Class A*	79,746	2,966,551
Advanced Micro Devices, Inc.*	16,540	2,713,883
ServiceNow, Inc.*	2,964	2,650,972
Crowdstrike Holdings, Inc. — Class A*	9,254	2,595,469
Broadcom, Inc.	13,691	2,361,698
Applied Materials, Inc.	11,097	2,242,149
Oracle Corp.	11,796	2,010,038
Fair Isaac Corp.*	955	1,856,062
Intuit, Inc.	2,972	1,845,612
Fortinet, Inc.*	23,547	1,826,070
Lam Research Corp.	2,031	1,657,458
Tyler Technologies, Inc.*	2,734	1,595,890
Microsoft Corp.	3,654	1,572,316
Cadence Design Systems, Inc.*	5,600	1,517,768
Salesforce, Inc.	5,117	1,400,574
Super Micro Computer, Inc.*	3,280	1,365,792
Adobe, Inc.*	2,487	1,287,719
Synopsys, Inc.*	2,443	1,237,111
Gartner, Inc.*	2,205	1,117,406
Apple, Inc.	4,769	1,111,177
Total Technology		50,687,653

Consumer, Cyclical - 23.7%
Royal Caribbean Cruises Ltd.	23,647	4,194,032
PulteGroup, Inc.	23,406	3,359,463
DR Horton, Inc.	15,537	2,963,993
Live Nation Entertainment, Inc.*	25,289	2,768,893
Hilton Worldwide Holdings, Inc.	11,188	2,578,834
Marriott International, Inc. — Class A	10,277	2,554,862
Deckers Outdoor Corp.*	15,881	2,532,226
Tesla, Inc.*	8,524	2,230,134
NVR, Inc.*	227	2,227,279
Chipotle Mexican Grill, Inc. — Class A*	36,158	2,083,424
Copart, Inc.*	37,261	1,952,476
Norwegian Cruise Line Holdings Ltd.*	84,951	1,742,345
Wynn Resorts Ltd.	15,275	1,464,567
Ross Stores, Inc.	9,229	1,389,057
Lululemon Athletica, Inc.*	3,944	1,070,204
Total Consumer, Cyclical		35,111,789

Communications - 17.2%
Arista Networks, Inc.*	11,604	4,453,847
Booking Holdings, Inc.	795	3,348,635
Meta Platforms, Inc. — Class A	5,684	3,253,749
Uber Technologies, Inc.*	43,140	3,242,402
Palo Alto Networks, Inc.*	7,197	2,459,935
Expedia Group, Inc.*	12,878	1,906,202
Amazon.com, Inc.*	9,643	1,796,780
Netflix, Inc.*	2,383	1,690,190
Alphabet, Inc. — Class A	7,633	1,265,933
Alphabet, Inc. — Class C	6,432	1,075,366
GoDaddy, Inc. — Class A*	6,716	1,052,935
Total Communications		25,545,974

Industrial - 6.6%
Builders FirstSource, Inc.*	15,273	2,960,824
Axon Enterprise, Inc.*	6,067	2,424,373
Fortive Corp.	21,145	1,668,975
TransDigm Group, Inc.	983	1,402,869
Old Dominion Freight Line, Inc.	6,585	1,308,044
Total Industrial		9,765,085

Energy - 5.4%
Targa Resources Corp.	22,996	3,403,638
Diamondback Energy, Inc.	11,491	1,981,048
Hess Corp.	10,058	1,365,876
APA Corp.	55,271	1,351,929
Total Energy		8,102,491

Consumer, Non-cyclical - 4.6%
United Rentals, Inc.	3,298	2,670,489
Eli Lilly & Co.	1,878	1,663,795
Corpay, Inc.*	4,876	1,525,018
West Pharmaceutical Services, Inc.	3,465	1,040,055
Total Consumer, Non-cyclical		6,899,357

Financial - 4.2%
KKR & Company, Inc. — Class A	27,789	3,628,688
Arch Capital Group Ltd.*	23,701	2,651,668
Total Financial		6,280,356

Utilities - 2.0%
Vistra Corp.	24,970	2,959,944

Basic Materials - 1.5%
Celanese Corp. — Class A	16,014	2,177,264

Total Common Stocks
(Cost $131,719,412)		147,529,913

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$494,584	494,584
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	408,504	408,504
Total Repurchase Agreements
(Cost $903,088)		903,088

Total Investments - 100.0%
(Cost $132,622,500)		$148,433,001
Other Assets & Liabilities, net - 0.0%		(68,094)
Total Net Assets - 100.0%		$148,364,907

268 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P 500® PURE GROWTH FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$147,529,913	$—	$—	$147,529,913
Repurchase Agreements	—	903,088	—	903,088
Total Assets	$147,529,913	$903,088	$—	$148,433,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 269

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $131,719,412)	$147,529,913
Repurchase agreements, at value (cost $903,088)	903,088
Receivables:
Fund shares sold	105,255
Dividends	27,029
Interest	122
Total assets	148,565,407

Liabilities:
Payable for:
Management fees	60,569
Fund shares redeemed	46,258
Transfer agent fees	26,373
Distribution and service fees	21,200
Portfolio accounting and administration fees	8,287
Trustees’ fees*	502
Miscellaneous	37,311
Total liabilities	200,500
Net assets	$148,364,907

Net assets consist of:
Paid in capital	$137,280,002
Total distributable earnings (loss)	11,084,905
Net assets	$148,364,907
Class A:
Net assets	$8,527,028
Capital shares outstanding	88,455
Net asset value per share	$96.40
Maximum offering price per share (Net asset value divided by 95.25%)	$101.21
Class C:
Net assets	$1,789,965
Capital shares outstanding	22,524
Net asset value per share	$79.47
Class H:
Net assets	$138,047,914
Capital shares outstanding	1,432,289
Net asset value per share	$96.38

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends	$123,606
Interest	7,065
Total investment income	130,671

Expenses:
Management fees	166,797
Distribution and service fees:
Class A	10,899
Class C	9,985
Class H	42,203
Transfer agent fees	46,108
Portfolio accounting and administration fees	33,931
Registration fees	23,369
Professional fees	10,117
Custodian fees	2,804
Trustees’ fees*	1,840
Line of credit fees	31
Miscellaneous	12,247
Total expenses	360,331
Less:
Expenses reimbursed by Adviser	(11,110)
Net expenses	349,221
Net investment loss	(218,550)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,064,686)
Net realized loss	(1,064,686)
Net change in unrealized appreciation (depreciation) on:
Investments	9,368,888
Net change in unrealized appreciation (depreciation)	9,368,888
Net realized and unrealized gain	8,304,202
Net increase in net assets resulting from operations	$8,085,652

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

270 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(218,550)	$(39,909)
Net realized gain (loss) on investments	(1,064,686)	473,930
Net change in unrealized appreciation (depreciation) on investments	9,368,888	3,751,669
Net increase in net assets resulting from operations	8,085,652	4,185,690

Capital share transactions:
Proceeds from sale of shares
Class A	451,699	2,556,282
Class C	195,534	1,772,328
Class H	186,644,637	253,179,686
Cost of shares redeemed
Class A	(1,666,890)	(2,695,246)
Class C	(691,846)	(3,076,091)
Class H	(76,176,238)	(258,609,418)
Net increase (decrease) from capital share transactions	108,756,896	(6,872,459)
Net increase (decrease) in net assets	116,842,548	(2,686,769)

Net assets:
Beginning of period	31,522,359	34,209,128
End of period	$148,364,907	$31,522,359

Capital share activity:
Shares sold
Class A	4,957	32,924
Class C	2,545	27,685
Class H	2,065,320	3,256,450
Shares redeemed
Class A	(18,805)	(34,867)
Class C	(9,369)	(47,995)
Class H	(854,151)	(3,347,039)
Net increase (decrease) in shares	1,190,497	(112,842)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 271

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$90.66	$74.81	$90.73	$84.03	$53.91	$65.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	(.15)	(.05)	(1.11)	(.80)	(.29)
Net gain (loss) on investments (realized and unrealized)	6.17	16.00	(15.87)	10.27	34.07	(8.09)
Total from investment operations	5.74	15.85	(15.92)	9.16	33.27	(8.38)
Less distributions from:
Net realized gains	—	—	—	(2.46)	(3.15)	(3.57)
Total distributions	—	—	—	(2.46)	(3.15)	(3.57)
Net asset value, end of period	$96.40	$90.66	$74.81	$90.73	$84.03	$53.91

Total Return[c]	6.33%	21.19%	(17.55%)	10.53%	61.92%	(13.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,527	$9,275	$7,799	$10,104	$9,724	$7,656
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(0.20%)	(0.06%)	(1.15%)	(1.06%)	(0.43%)
Total expenses	1.57%	1.59%	1.55%	1.51%	1.60%	1.63%
Net expenses[d]	1.52%	1.55%	1.55%	1.51%	1.60%	1.63%
Portfolio turnover rate	147%	649%	434%	727%	240%	282%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$75.02	$62.37	$76.21	$71.42	$46.47	$57.65
Income (loss) from investment operations:
Net investment income (loss)[b]	(.64)	(.58)	(.55)	(1.55)	(1.16)	(.69)
Net gain (loss) on investments (realized and unrealized)	5.09	13.23	(13.29)	8.80	29.26	(6.92)
Total from investment operations	4.45	12.65	(13.84)	7.25	28.10	(7.61)
Less distributions from:
Net realized gains	—	—	—	(2.46)	(3.15)	(3.57)
Total distributions	—	—	—	(2.46)	(3.15)	(3.57)
Net asset value, end of period	$79.47	$75.02	$62.37	$76.21	$71.42	$46.47

Total Return[c]	5.93%	20.28%	(18.16%)	9.71%	60.69%	(14.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,790	$2,202	$3,097	$5,339	$7,314	$6,050
Ratios to average net assets:
Net investment income (loss)	(1.71%)	(0.91%)	(0.85%)	(1.91%)	(1.80%)	(1.18%)
Total expenses	2.32%	2.34%	2.30%	2.26%	2.35%	2.38%
Net expenses[d]	2.27%	2.30%	2.30%	2.26%	2.35%	2.38%
Portfolio turnover rate	147%	649%	434%	727%	240%	282%

272 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$90.65	$74.79	$90.70	$84.00	$53.89	$65.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	—	(.02)	(1.19)	(.77)	(.29)
Net gain (loss) on investments (realized and unrealized)	6.16	15.86	(15.89)	10.35	34.03	(8.09)
Total from investment operations	5.73	15.86	(15.91)	9.16	33.26	(8.38)
Less distributions from:
Net realized gains	—	—	—	(2.46)	(3.15)	(3.57)
Total distributions	—	—	—	(2.46)	(3.15)	(3.57)
Net asset value, end of period	$96.38	$90.65	$74.79	$90.70	$84.00	$53.89

Total Return	6.32%	21.21%	(17.54%)	10.53%	61.92%	(13.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138,048	$20,046	$23,313	$27,751	$22,141	$25,981
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(0.00%)[e]	(0.03%)	(1.21%)	(1.03%)	(0.44%)
Total expenses	1.59%	1.59%	1.55%	1.51%	1.61%	1.63%
Net expenses[d]	1.54%	1.55%	1.55%	1.51%	1.61%	1.63%
Portfolio turnover rate	147%	649%	434%	727%	240%	282%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than (0.01%).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 273

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Financial - 32.9%
Berkshire Hathaway, Inc. — Class B*	862	$396,744
Citigroup, Inc.	3,460	216,596
Citizens Financial Group, Inc.	4,947	203,173
Invesco Ltd.	11,171	196,163
Truist Financial Corp.	3,212	137,377
Capital One Financial Corp.	891	133,409
Synchrony Financial	2,488	124,102
M&T Bank Corp.	669	119,162
Prudential Financial, Inc.	901	109,111
Loews Corp.	1,344	106,243
Bank of New York Mellon Corp.	1,466	105,347
Bank of America Corp.	2,597	103,049
Wells Fargo & Co.	1,718	97,050
American International Group, Inc.	1,315	96,298
Regions Financial Corp.	3,922	91,500
State Street Corp.	1,031	91,213
Huntington Bancshares, Inc.	6,171	90,714
KeyCorp	5,313	88,993
Hartford Financial Services Group, Inc.	688	80,916
Goldman Sachs Group, Inc.	159	78,722
MetLife, Inc.	903	74,479
Fifth Third Bancorp	1,578	67,601
Assurant, Inc.	336	66,817
PNC Financial Services Group, Inc.	359	66,361
Franklin Resources, Inc.	3,035	61,155
Cincinnati Financial Corp.	446	60,710
Allstate Corp.	319	60,498
Everest Group Ltd.	147	57,599
U.S. Bancorp	1,201	54,922
Travelers Companies, Inc.	234	54,784
Principal Financial Group, Inc.	623	53,516
Alexandria Real Estate Equities, Inc. REIT	427	50,706
Total Financial		3,395,030

Consumer, Non-cyclical - 23.9%
Viatris, Inc.	19,766	229,483
Tyson Foods, Inc. — Class A	3,777	224,958
Kroger Co.	3,487	199,805
Centene Corp.*	2,403	180,898
CVS Health Corp.	2,861	179,900
Bunge Global S.A.	1,854	179,171
Cigna Group	424	146,890
Universal Health Services, Inc. — Class B	604	138,322
Cencora, Inc. — Class A	605	136,173
McKesson Corp.	268	132,505
Cardinal Health, Inc.	1,112	122,898
Archer-Daniels-Midland Co.	1,742	104,067
Kraft Heinz Co.	2,717	95,394
Molson Coors Beverage Co. — Class B	1,430	82,254
Conagra Brands, Inc.	1,905	61,951
Elevance Health, Inc.	109	56,680
Corteva, Inc.	960	56,438
Sysco Corp.	691	53,939
Henry Schein, Inc.*	703	51,249
Humana, Inc.	101	31,991
Total Consumer, Non-cyclical		2,464,966

Consumer, Cyclical - 16.1%
General Motors Co.	9,233	414,008
United Airlines Holdings, Inc.*	4,779	272,690
Ford Motor Co.	22,165	234,062
CarMax, Inc.*	2,100	162,498
Best Buy Company, Inc.	1,397	144,310
BorgWarner, Inc.	3,811	138,301
Southwest Airlines Co.	3,583	106,164
Walgreens Boots Alliance, Inc.	9,896	88,668
Target Corp.	373	58,136
LKQ Corp.	1,039	41,477
Total Consumer, Cyclical		1,660,314

Industrial - 6.1%
Mohawk Industries, Inc.*	1,797	288,742
Smurfit WestRock plc	3,166	156,464
Stanley Black & Decker, Inc.	654	72,025
CH Robinson Worldwide, Inc.	538	59,379
FedEx Corp.	192	52,546
Total Industrial		629,156

Communications - 6.0%
Paramount Global — Class B1	17,628	187,210
Warner Bros Discovery, Inc.*	15,985	131,876
AT&T, Inc.	4,327	95,194
Verizon Communications, Inc.	1,457	65,434
Fox Corp. — Class A	1,409	59,643
News Corp. — Class A	1,559	41,516
Fox Corp. — Class B	754	29,255
News Corp. — Class B	468	13,081
Total Communications		623,209

Basic Materials - 5.0%
International Paper Co.	2,814	137,464
Mosaic Co.	3,187	85,348
International Flavors & Fragrances, Inc.	781	81,950
Eastman Chemical Co.	549	61,461
Dow, Inc.	1,100	60,093
LyondellBasell Industries N.V. — Class A	535	51,306
Albemarle Corp.	403	38,168
Total Basic Materials		515,790

Energy - 4.8%
Valero Energy Corp.	1,360	183,641
Phillips 66	1,162	152,745
Kinder Morgan, Inc.	2,581	57,014
Equities Corp.	1,512	55,400
Chevron Corp.	306	45,064
Total Energy		493,864

Utilities - 3.2%
NRG Energy, Inc.	1,648	150,133
Evergy, Inc.	1,004	62,258
Pinnacle West Capital Corp.	662	58,647

274 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P 500® PURE VALUE FUND

	Shares	Value
Eversource Energy	823	$56,005
Total Utilities		327,043

Technology - 2.0%
Hewlett Packard Enterprise Co.	7,247	148,274
HP, Inc.	1,500	53,805
Total Technology		202,079

Total Common Stocks
(Cost $8,095,857)		10,311,451

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$58,862	58,862
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	48,618	48,618
Total Repurchase Agreements
(Cost $107,480)		107,480
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	148,736	$148,736
Total Securities Lending Collateral
(Cost $148,736)		148,736

Total Investments - 102.4%
(Cost $8,352,073)		$10,567,667
Other Assets & Liabilities, net - (2.4)%		(244,432)
Total Net Assets - 100.0%		$10,323,235

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,311,451	$—	$—	$10,311,451
Repurchase Agreements	—	107,480	—	107,480
Securities Lending Collateral	148,736	—	—	148,736
Total Assets	$10,460,187	$107,480	$—	$10,567,667

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 275

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $140,407 of securities loaned (cost $8,244,593)	$10,460,187
Repurchase agreements, at value (cost $107,480)	107,480
Cash	338
Receivables:
Dividends	25,253
Fund shares sold	100
Securities lending income	29
Interest	15
Total assets	10,593,402

Liabilities:
Payable for:
Return of securities lending collateral	148,736
Fund shares redeemed	62,881
Management fees	20,822
Transfer agent/maintenance fees	11,024
Distribution and service fees	7,386
Portfolio accounting and administration fees	2,849
Trustees’ fees*	211
Miscellaneous	16,258
Total liabilities	270,167
Net assets	$10,323,235

Net assets consist of:
Paid in capital	$29,078,906
Total distributable earnings (loss)	(18,755,671)
Net assets	$10,323,235
Class A:
Net assets	$3,110,265
Capital shares outstanding	30,016
Net asset value per share	$103.62
Maximum offering price per share (Net asset value divided by 95.25%)	$108.79
Class C:
Net assets	$811,310
Capital shares outstanding	9,742
Net asset value per share	$83.28
Class H:
Net assets	$6,401,660
Capital shares outstanding	61,469
Net asset value per share	$104.14

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $6)	$232,695
Interest	2,989
Income from securities lending, net	62
Total investment income	235,746

Expenses:
Management fees	70,474
Distribution and service fees:
Class A	3,389
Class C	3,984
Class H	19,106
Transfer agent fees	19,833
Portfolio accounting and administration fees	14,336
Professional fees	7,621
Custodian fees	1,162
Trustees’ fees*	861
Line of credit fees	57
Miscellaneous	11,372
Total expenses	152,195
Less:
Expenses reimbursed by Adviser	(4,694)
Net expenses	147,501
Net investment income	88,245

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,754,605)
Net realized loss	(2,754,605)
Net change in unrealized appreciation (depreciation) on:
Investments	219,717
Net change in unrealized appreciation (depreciation)	219,717
Net realized and unrealized loss	(2,534,888)
Net decrease in net assets resulting from operations	$(2,446,643)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

276 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$88,245	$112,080
Net realized loss on investments	(2,754,605)	(1,915,091)
Net change in unrealized appreciation (depreciation) on investments	219,717	747,914
Net decrease in net assets resulting from operations	(2,446,643)	(1,055,097)

Distributions to shareholders:
Class A	—	(44,842)
Class C	—	(24,738)
Class H	—	(114,337)
Total distributions to shareholders	—	(183,917)

Capital share transactions:
Proceeds from sale of shares
Class A	712,436	1,311,773
Class C	284,659	1,122,162
Class H	174,637,822	185,750,419
Distributions reinvested
Class A	—	44,771
Class C	—	24,642
Class H	—	102,176
Cost of shares redeemed
Class A	(600,896)	(2,172,031)
Class C	(445,327)	(1,541,562)
Class H	(172,214,868)	(190,450,170)
Net increase (decrease) from capital share transactions	2,373,826	(5,807,820)
Net decrease in net assets	(72,817)	(7,046,834)

Net assets:
Beginning of period	10,396,052	17,442,886
End of period	$10,323,235	$10,396,052

Capital share activity:
Shares sold
Class A	7,140	14,140
Class C	3,586	15,296
Class H	1,705,425	1,970,582
Shares issued from reinvestment of distributions
Class A	—	491
Class C	—	334
Class H	—	1,114
Shares redeemed
Class A	(6,104)	(24,552)
Class C	(5,566)	(21,338)
Class H	(1,706,320)	(2,051,875)
Net decrease in shares	(1,839)	(95,808)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 277

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$102.82	$88.84	$101.27	$89.23	$48.65	$76.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.54	1.03	1.05	.89	.70	1.02
Net gain (loss) on investments (realized and unrealized)	.26 [e]	14.67	(11.35)	13.43	40.58	(27.62)
Total from investment operations	.80	15.70	(10.30)	14.32	41.28	(26.60)
Less distributions from:
Net investment income	—	(1.72)	(2.13)	(2.28)	(.70)	(.82)
Total distributions	—	(1.72)	(2.13)	(2.28)	(.70)	(.82)
Net asset value, end of period	$103.62	$102.82	$88.84	$101.27	$89.23	$48.65

Total Return[c]	0.78%	17.93%	(10.20%)	16.26%	85.10%	(35.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,110	$2,980	$3,456	$3,600	$2,925	$1,716
Ratios to average net assets:
Net investment income (loss)	1.08%	1.14%	1.11%	0.94%	1.06%	1.32%
Total expenses	1.57%	1.59%	1.55%	1.51%	1.60%	1.63%
Net expenses[d]	1.52%	1.55%	1.55%	1.51%	1.60%	1.63%
Portfolio turnover rate	1,071%	1,099%	594%	823%	1,207%	254%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$82.95	$72.52	$83.72	$74.69	$41.11	$64.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.27	.30	.14	.18	.17
Net gain (loss) on investments (realized and unrealized)	.21 [e]	11.88	(9.37)	11.17	34.10	(23.11)
Total from investment operations	.33	12.15	(9.07)	11.31	34.28	(22.94)
Less distributions from:
Net investment income	—	(1.72)	(2.13)	(2.28)	(.70)	(.82)
Total distributions	—	(1.72)	(2.13)	(2.28)	(.70)	(.82)
Net asset value, end of period	$83.28	$82.95	$72.52	$83.72	$74.69	$41.11

Total Return[c]	0.40%	17.07%	(10.89%)	15.40%	83.72%	(35.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$811	$972	$1,264	$1,484	$1,805	$1,321
Ratios to average net assets:
Net investment income (loss)	0.31%	0.37%	0.39%	0.17%	0.32%	0.26%
Total expenses	2.32%	2.34%	2.30%	2.26%	2.35%	2.38%
Net expenses[d]	2.27%	2.31%	2.30%	2.26%	2.35%	2.38%
Portfolio turnover rate	1,071%	1,099%	594%	823%	1,207%	254%

278 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$103.33	$89.26	$101.75	$89.64	$48.87	$76.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.48	.47	.98	.98	.84	.96
Net gain (loss) on investments (realized and unrealized)	.33 [e]	15.32	(11.34)	13.41	40.63	(27.66)
Total from investment operations	.81	15.79	(10.36)	14.39	41.47	(26.70)
Less distributions from:
Net investment income	—	(1.72)	(2.13)	(2.28)	(.70)	(.82)
Total distributions	—	(1.72)	(2.13)	(2.28)	(.70)	(.82)
Net asset value, end of period	$104.14	$103.33	$89.26	$101.75	$89.64	$48.87

Total Return	0.78%	17.95%	(10.22%)	16.26%	85.15%	(35.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,402	$6,444	$12,723	$164,615	$52,797	$5,422
Ratios to average net assets:
Net investment income (loss)	0.95%	0.51%	1.01%	1.01%	1.17%	1.22%
Total expenses	1.59%	1.60%	1.55%	1.52%	1.58%	1.63%
Net expenses[d]	1.54%	1.56%	1.55%	1.52%	1.58%	1.63%
Portfolio turnover rate	1,071%	1,099%	594%	823%	1,207%	254%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 279

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Industrial - 28.2%
Comfort Systems USA, Inc.	2,047	$799,046
AAON, Inc.	6,376	687,588
TopBuild Corp.*	1,568	637,878
EMCOR Group, Inc.	1,379	593,701
Clean Harbors, Inc.*	2,091	505,416
Owens Corning	2,816	497,080
Eagle Materials, Inc.	1,703	489,868
Simpson Manufacturing Company, Inc.	2,287	437,434
Fabrinet*	1,729	408,805
Lennox International, Inc.	635	383,724
UFP Industries, Inc.	2,766	362,927
nVent Electric plc	5,146	361,558
Universal Display Corp.	1,582	332,062
Saia, Inc.*	736	321,823
Esab Corp.	2,904	308,724
Applied Industrial Technologies, Inc.	1,370	305,688
Crane Co.	1,677	265,436
RBC Bearings, Inc.*	865	258,964
Chart Industries, Inc.*	2,047	254,115
Advanced Drainage Systems, Inc.	1,570	246,741
Lincoln Electric Holdings, Inc.	1,213	232,920
Trex Company, Inc.*	3,332	221,845
Vontier Corp.	5,774	194,815
NEXTracker, Inc. — Class A*	4,249	159,252
Total Industrial		9,267,410

Consumer, Cyclical - 21.5%
Toll Brothers, Inc.	4,678	722,704
Wingstop, Inc.	1,572	654,078
Murphy USA, Inc.	1,151	567,293
Hyatt Hotels Corp. — Class A	3,495	531,939
Abercrombie & Fitch Co. — Class A*	2,908	406,829
Churchill Downs, Inc.	2,881	389,540
Texas Roadhouse, Inc. — Class A	2,196	387,814
Williams-Sonoma, Inc.	2,441	378,160
Crocs, Inc.*	2,585	374,334
Floor & Decor Holdings, Inc. — Class A*	2,985	370,647
Casey’s General Stores, Inc.	920	345,653
Skechers USA, Inc. — Class A*	4,979	333,195
Tempur Sealy International, Inc.	6,019	328,637
Watsco, Inc.	567	278,896
Planet Fitness, Inc. — Class A*	3,244	263,478
Light & Wonder, Inc. — Class A*	2,392	217,026
FirstCash Holdings, Inc.	1,843	211,576
Boyd Gaming Corp.	2,673	172,810
Five Below, Inc.*	1,296	114,502
Total Consumer, Cyclical		7,049,111

Consumer, Non-cyclical - 15.8%
Lantheus Holdings, Inc.*	5,653	620,417
Medpace Holdings, Inc.*	1,509	503,704
elf Beauty, Inc.*	3,783	412,461
Valvoline, Inc.*	9,110	381,254
Coca-Cola Consolidated, Inc.	288	379,123
Celsius Holdings, Inc.*	10,160	318,618
Exelixis, Inc.*	11,958	310,310
RB Global, Inc.	3,652	293,949
Grand Canyon Education, Inc.*	2,025	287,246
Brink’s Co.	2,186	252,789
Halozyme Therapeutics, Inc.*	3,970	227,243
Ensign Group, Inc.	1,428	205,375
Acadia Healthcare Company, Inc.*	3,063	194,225
Arrowhead Pharmaceuticals, Inc.*	9,250	179,172
Penumbra, Inc.*	920	178,765
FTI Consulting, Inc.*	748	170,215
Coty, Inc. — Class A*	15,819	148,540
Avis Budget Group, Inc.	1,473	129,020
Total Consumer, Non-cyclical		5,192,426

Technology - 12.4%
Duolingo, Inc.*	3,437	969,303
Appfolio, Inc. — Class A*	2,405	566,137
Onto Innovation, Inc.*	2,292	475,728
Dynatrace, Inc.*	8,190	437,919
Manhattan Associates, Inc.*	1,279	359,885
Rambus, Inc.*	7,182	303,224
Pure Storage, Inc. — Class A*	5,439	273,255
Altair Engineering, Inc. — Class A*	2,843	271,535
Qualys, Inc.*	1,715	220,309
Dropbox, Inc. — Class A*	7,257	184,545
Total Technology		4,061,840

Energy - 11.9%
CNX Resources Corp.*	31,720	1,033,120
Permian Resources Corp.	37,485	510,171
Weatherford International plc	5,664	480,987
Range Resources Corp.	12,417	381,947
Valaris Ltd.*	6,295	350,946
Ovintiv, Inc.	8,590	329,083
Chord Energy Corp.	2,438	317,501
Civitas Resources, Inc.	5,015	254,110
Matador Resources Co.	4,797	237,068
Total Energy		3,894,933

Financial - 6.6%
Ryan Specialty Holdings, Inc.	10,644	706,655
Kinsale Capital Group, Inc.	1,141	531,216
Park Hotels & Resorts, Inc. REIT	27,979	394,504
Primerica, Inc.	1,180	312,877
Hamilton Lane, Inc. — Class A	1,364	229,684
Total Financial		2,174,936

Basic Materials - 3.1%
Reliance, Inc.	1,336	386,384
Westlake Corp.	2,168	325,829
NewMarket Corp.	565	311,818
Total Basic Materials		1,024,031

Total Common Stocks
(Cost $25,579,771)		32,664,687

280 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P MIDCAP 400® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$87,505	$87,505
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	72,275	72,275
Total Repurchase Agreements
(Cost $159,780)		$159,780

Total Investments - 100.0%
(Cost $25,739,551)		$32,824,467
Other Assets & Liabilities, net - 0.0%		1,659
Total Net Assets - 100.0%		$32,826,126

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,664,687	$—	$—	$32,664,687
Repurchase Agreements	—	159,780	—	159,780
Total Assets	$32,664,687	$159,780	$—	$32,824,467

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 281

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $25,579,771)	$32,664,687
Repurchase agreements, at value (cost $159,780)	159,780
Cash	106
Receivables:
Securities sold	714,300
Dividends	10,999
Fund shares sold	625
Foreign tax reclaims	462
Interest	21
Securities lending income	1
Total assets	33,550,981

Liabilities:
Payable for:
Securities purchased	646,238
Management fees	18,312
Transfer agent fees	17,202
Fund shares redeemed	8,346
Distribution and service fees	6,282
Portfolio accounting and administration fees	2,505
Trustees’ fees*	318
Miscellaneous	25,652
Total liabilities	724,855
Net assets	$32,826,126

Net assets consist of:
Paid in capital	$24,375,098
Total distributable earnings (loss)	8,451,028
Net assets	$32,826,126
Class A:
Net assets	$7,966,894
Capital shares outstanding	138,977
Net asset value per share	$57.33
Maximum offering price per share (Net asset value divided by 95.25%)	$60.19
Class C:
Net assets	$316,464
Capital shares outstanding	7,235
Net asset value per share	$43.74
Class H:
Net assets	$24,542,768
Capital shares outstanding	427,603
Net asset value per share	$57.40

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $53)	$167,795
Interest	8,853
Income from securities lending, net	6
Total investment income	176,654

Expenses:
Management fees	213,903
Distribution and service fees:
Class A	10,666
Class C	2,680
Class H	59,965
Transfer agent and administrative fees	56,953
Portfolio accounting and administration fees	43,514
Professional fees	17,864
Registration fees	6,855
Custodian fees	3,718
Trustees’ fees*	3,459
Line of credit fees	8
Miscellaneous	25,712
Total expenses	445,297
Less:
Expenses reimbursed by Adviser	(14,245)
Net expenses	431,052
Net investment loss	(254,398)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	199,691
Net realized gain	199,691
Net change in unrealized appreciation (depreciation) on:
Investments	(6,397,167)
Net change in unrealized appreciation (depreciation)	(6,397,167)
Net realized and unrealized loss	(6,197,476)
Net decrease in net assets resulting from operations	$(6,451,874)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

282 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(254,398)	$(133,163)
Net realized gain on investments	199,691	7,559,420
Net change in unrealized appreciation (depreciation) on investments	(6,397,167)	10,648,798
Net increase (decrease) in net assets resulting from operations	(6,451,874)	18,075,055

Capital share transactions:
Proceeds from sale of shares
Class A	535,419	2,098,799
Class C	190,207	902,792
Class H	354,455,364	512,967,320
Cost of shares redeemed
Class A	(1,680,144)	(1,479,340)
Class C	(610,187)	(1,543,282)
Class H	(537,689,189)	(334,724,356)
Net increase (decrease) from capital share transactions	(184,798,530)	178,221,933
Net increase (decrease) in net assets	(191,250,404)	196,296,988

Net assets:
Beginning of period	224,076,530	27,779,542
End of period	$32,826,126	$224,076,530

Capital share activity:
Shares sold
Class A	9,287	43,587
Class C	4,294	23,765
Class H	6,179,789	9,671,323
Shares redeemed
Class A	(29,412)	(30,814)
Class C	(13,868)	(43,388)
Class H	(9,350,688)	(6,541,026)
Net increase (decrease) in shares	(3,200,598)	3,123,447

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 283

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$59.38	$43.18	$53.47	$64.65	$33.77	$45.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.16)	(.18)	(.69)	(.57)	(.32)
Net gain (loss) on investments (realized and unrealized)	(1.82)	16.36	(5.43)	(3.86)	32.09	(11.79)
Total from investment operations	(2.05)	16.20	(5.61)	(4.55)	31.52	(12.11)
Less distributions from:
Net realized gains	—	—	(4.68)	(6.63)	(.64)	—
Total distributions	—	—	(4.68)	(6.63)	(.64)	—
Net asset value, end of period	$57.33	$59.38	$43.18	$53.47	$64.65	$33.77

Total Return[c]	(3.45%)	37.52%	(10.32%)	(8.07%)	93.55%	(26.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,967	$9,447	$6,319	$7,895	$11,272	$4,556
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(0.34%)	(0.39%)	(1.09%)	(1.08%)	(0.72%)
Total expenses	1.57%	1.59%	1.55%	1.51%	1.59%	1.63%
Net expenses[d]	1.52%	1.55%	1.55%	1.51%	1.59%	1.63%
Portfolio turnover rate	498%	570%	372%	125%	407%	190%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$45.47	$33.32	$42.78	$53.41	$28.17	$38.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	(.41)	(.43)	(.96)	(.78)	(.54)
Net gain (loss) on investments (realized and unrealized)	(1.38)	12.56	(4.35)	(3.04)	26.66	(9.85)
Total from investment operations	(1.73)	12.15	(4.78)	(4.00)	25.88	(10.39)
Less distributions from:
Net realized gains	—	—	(4.68)	(6.63)	(.64)	—
Total distributions	—	—	(4.68)	(6.63)	(.64)	—
Net asset value, end of period	$43.74	$45.47	$33.32	$42.78	$53.41	$28.17

Total Return[c]	(3.80%)	36.46%	(11.00%)	(8.76%)	92.12%	(26.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$316	$764	$1,214	$2,023	$4,005	$3,956
Ratios to average net assets:
Net investment income (loss)	(1.59%)	(1.15%)	(1.16%)	(1.85%)	(1.82%)	(1.47%)
Total expenses	2.31%	2.33%	2.30%	2.26%	2.35%	2.38%
Net expenses[d]	2.26%	2.30%	2.30%	2.26%	2.35%	2.38%
Portfolio turnover rate	498%	570%	372%	125%	407%	190%

284 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$59.43	$43.24	$53.54	$64.74	$33.82	$45.94
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.13)	(.17)	(.70)	(.56)	(.31)
Net gain (loss) on investments (realized and unrealized)	(1.77)	16.32	(5.45)	(3.87)	32.12	(11.81)
Total from investment operations	(2.03)	16.19	(5.62)	(4.57)	31.56	(12.12)
Less distributions from:
Net realized gains	—	—	(4.68)	(6.63)	(.64)	—
Total distributions	—	—	(4.68)	(6.63)	(.64)	—
Net asset value, end of period	$57.40	$59.43	$43.24	$53.54	$64.74	$33.82

Total Return	(3.42%)	37.44%	(10.32%)	(8.09%)	93.53%	(26.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,543	$213,865	$20,247	$29,225	$50,599	$27,848
Ratios to average net assets:
Net investment income (loss)	(0.90%)	(0.26%)	(0.36%)	(1.10%)	(1.06%)	(0.71%)
Total expenses	1.55%	1.57%	1.55%	1.51%	1.59%	1.63%
Net expenses[d]	1.50%	1.53%	1.55%	1.51%	1.59%	1.63%
Portfolio turnover rate	498%	570%	372%	125%	407%	190%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 285

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Consumer, Cyclical - 25.5%
Lithia Motors, Inc. — Class A	401	$127,374
Macy’s, Inc.	7,467	117,157
Nordstrom, Inc.	4,822	108,447
AutoNation, Inc.*	601	107,531
Taylor Morrison Home Corp. — Class A*	1,385	97,310
American Airlines Group, Inc.*	7,515	84,469
Aramark	2,143	82,998
WESCO International, Inc.	472	79,287
Goodyear Tire & Rubber Co.*	8,562	75,774
Penske Automotive Group, Inc.	398	64,643
Whirlpool Corp.	565	60,455
Thor Industries, Inc.	519	57,033
Lear Corp.	521	56,867
PVH Corp.	555	55,961
Harley-Davidson, Inc.	1,339	51,592
Gap, Inc.	1,693	37,331
Marriott Vacations Worldwide Corp.	480	35,270
BJ’s Wholesale Club Holdings, Inc.*	407	33,569
Under Armour, Inc. — Class A*	2,499	22,266
Under Armour, Inc. — Class C*	2,585	21,610
Total Consumer, Cyclical		1,376,944

Financial - 23.8%
Jones Lang LaSalle, Inc.*	484	130,588
Unum Group	1,567	93,143
Jefferies Financial Group, Inc.	1,296	79,769
Ally Financial, Inc.	1,919	68,297
Reinsurance Group of America, Inc. — Class A	309	67,322
Cousins Properties, Inc. REIT	2,227	65,652
Kemper Corp.	1,056	64,680
Associated Banc-Corp.	2,956	63,672
Kilroy Realty Corp. REIT	1,411	54,605
FNB Corp.	3,757	53,011
Zions Bancorp North America	1,111	52,462
Valley National Bancorp	5,397	48,897
First Horizon Corp.	2,846	44,198
Janus Henderson Group plc	1,123	42,753
Old National Bancorp	2,273	42,414
Independence Realty Trust, Inc. REIT	2,032	41,656
Texas Capital Bancshares, Inc.*	573	40,947
Prosperity Bancshares, Inc.	560	40,359
CNO Financial Group, Inc.	1,054	36,995
Healthcare Realty Trust, Inc. REIT	1,998	36,264
Old Republic International Corp.	933	33,047
First American Financial Corp.	446	29,440
Webster Financial Corp.	631	29,411
New York Community Bancorp, Inc.	2,168	24,347
Total Financial		1,283,929

Industrial - 19.1%
Avnet, Inc.	2,737	148,646
TD SYNNEX Corp.	1,157	138,932
MasTec, Inc.*	1,057	130,117
Arrow Electronics, Inc.*	926	123,001
Ryder System, Inc.	586	85,439
MDU Resources Group, Inc.	2,815	77,159
Fluor Corp.*	1,255	59,876
Coherent Corp.*	634	56,369
CNH Industrial N.V.	4,106	45,576
Greif, Inc. — Class A	562	35,215
Oshkosh Corp.	290	29,061
Berry Global Group, Inc.	408	27,736
AGCO Corp.	274	26,814
Knight-Swift Transportation Holdings, Inc.	476	25,680
Vishay Intertechnology, Inc.	1,233	23,316
Total Industrial		1,032,937

Consumer, Non-cyclical - 14.9%
Tenet Healthcare Corp.*	773	128,473
US Foods Holding Corp.*	1,757	108,055
Pilgrim’s Pride Corp.*	2,178	100,297
Performance Food Group Co.*	1,216	95,298
Graham Holdings Co. — Class B	113	92,854
ManpowerGroup, Inc.	1,258	92,488
Post Holdings, Inc.*	424	49,078
Perrigo Company plc	1,739	45,614
Enovis Corp.*	764	32,890
Bio-Rad Laboratories, Inc. — Class A*	94	31,450
Envista Holdings Corp.*	1,486	29,364
Total Consumer, Non-cyclical		805,861

Basic Materials - 5.9%
United States Steel Corp.	3,039	107,368
Alcoa Corp.	2,420	93,363
Commercial Metals Co.	1,083	59,522
Cleveland-Cliffs, Inc.*	4,495	57,401
Total Basic Materials		317,654

Energy - 5.4%
PBF Energy, Inc. — Class A	3,225	99,814
HF Sinclair Corp.	2,030	90,477
Chesapeake Energy Corp.[1]	457	37,588
Antero Resources Corp.*	1,303	37,331
NOV, Inc.	1,458	23,284
Total Energy		288,494

Utilities - 2.5%
UGI Corp.	1,706	42,684
Southwest Gas Holdings, Inc.	469	34,594
Black Hills Corp.	527	32,210
Spire, Inc.	399	26,849
Total Utilities		136,337

Technology - 1.5%
Kyndryl Holdings, Inc.*	2,814	64,666
Concentrix Corp.	321	16,451
Total Technology		81,117

286 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
Communications - 1.3%
Frontier Communications Parent, Inc.*	1,979	$70,314

Total Common Stocks
(Cost $4,129,572)		5,393,587

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$20,409	20,409
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	16,856	16,856
Total Repurchase Agreements
(Cost $37,265)		37,265

SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund**
First American Government Obligations Fund - Class X, 4.82%[4]	28,899	$28,899
Total Securities Lending Collateral
(Cost $28,899)		28,899

Total Investments - 101.1%
(Cost $4,195,736)		$5,459,751
Other Assets & Liabilities, net - (1.1)%		(61,791)
Total Net Assets - 100.0%		$5,397,960

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,393,587	$—	$—	$5,393,587
Repurchase Agreements	—	37,265	—	37,265
Securities Lending Collateral	28,899	—	—	28,899
Total Assets	$5,422,486	$37,265	$—	$5,459,751

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 287

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $28,130 of securities loaned (cost $4,158,471)	$5,422,486
Repurchase agreements, at value (cost $37,265)	37,265
Receivables:
Dividends	6,117
Fund shares sold	432
Interest	5
Securities lending income	4
Total assets	5,466,309

Liabilities:
Payable for:
Return of securities lending collateral	28,899
Fund shares redeemed	27,242
Management fees	3,131
Transfer agent fees	2,558
Distribution and service fees	1,195
Portfolio accounting and administration fees	428
Trustees’ fees*	51
Miscellaneous	4,845
Total liabilities	68,349
Net assets	$5,397,960

Net assets consist of:
Paid in capital	$3,951,457
Total distributable earnings (loss)	1,446,503
Net assets	$5,397,960
Class A:
Net assets	$1,711,509
Capital shares outstanding	22,533
Net asset value per share	$75.96
Maximum offering price per share (Net asset value divided by 95.25%)	$79.75
Class C:
Net assets	$252,114
Capital shares outstanding	4,096
Net asset value per share	$61.55
Class H:
Net assets	$3,434,337
Capital shares outstanding	45,272
Net asset value per share	$75.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends	$52,940
Interest	878
Income from securities lending, net	39
Total investment income	53,857

Expenses:
Management fees	22,058
Distribution and service fees:
Class A	2,154
Class C	1,471
Class H	4,831
Transfer agent fees	6,206
Portfolio accounting and administration fees	4,487
Professional fees	2,380
Registration fees	2,182
Trustees’ fees*	557
Custodian fees	379
Miscellaneous	631
Total expenses	47,336
Less:
Expenses reimbursed by Adviser	(1,469)
Net expenses	45,867
Net investment income	7,990

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(205,919)
Net realized loss	(205,919)
Net change in unrealized appreciation (depreciation) on:
Investments	45,246
Net change in unrealized appreciation (depreciation)	45,246
Net realized and unrealized loss	(160,673)
Net decrease in net assets resulting from operations	$(152,683)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

288 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,990	$(2,398)
Net realized gain (loss) on investments	(205,919)	5,688,107
Net change in unrealized appreciation (depreciation) on investments	45,246	(41,440)
Net increase (decrease) in net assets resulting from operations	(152,683)	5,644,269

Distributions to shareholders:
Class A	—	(6,522)
Class C	—	(1,618)
Class H	—	(183,212)
Total distributions to shareholders	—	(191,352)

Capital share transactions:
Proceeds from sale of shares
Class A	385,714	1,437,937
Class C	124,419	500,148
Class H	2,531,390	89,083,027
Distributions reinvested
Class A	—	6,510
Class C	—	1,605
Class H	—	182,867
Cost of shares redeemed
Class A	(368,209)	(2,231,565)
Class C	(185,145)	(1,962,755)
Class H	(3,284,364)	(97,881,236)
Net decrease from capital share transactions	(796,195)	(10,863,462)
Net decrease in net assets	(948,878)	(5,410,545)

Net assets:
Beginning of period	6,346,838	11,757,383
End of period	$5,397,960	$6,346,838

Capital share activity:
Shares sold
Class A	5,162	20,945
Class C	2,035	8,752
Class H	34,826	1,337,752
Shares issued from reinvestment of distributions
Class A	—	95
Class C	—	29
Class H	—	2,666
Shares redeemed
Class A	(5,151)	(35,465)
Class C	(3,199)	(39,052)
Class H	(45,896)	(1,412,035)
Net decrease in shares	(12,223)	(116,313)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 289

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$76.40	$60.65	$70.65	$70.16	$30.53	$51.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.04	.49	.40	.20	.34
Net gain (loss) on investments (realized and unrealized)	(.56)	16.00	(1.88)	4.22	39.45	(21.43)
Total from investment operations	(.44)	16.04	(1.39)	4.62	39.65	(21.09)
Less distributions from:
Net investment income	—	(.29)	(.08)	(.86)	(.02)	—
Net realized gains	—	—	(8.53)	(3.27)	—	—
Total distributions	—	(.29)	(8.61)	(4.13)	(.02)	—
Net asset value, end of period	$75.96	$76.40	$60.65	$70.65	$70.16	$30.53

Total Return[c]	(0.58%)	26.51%	(1.32%)	6.67%	129.91%	(40.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,712	$1,721	$2,241	$1,400	$1,868	$749
Ratios to average net assets:
Net investment income (loss)	0.34%	0.07%	0.75%	0.55%	0.41%	0.68%
Total expenses	1.57%	1.59%	1.55%	1.51%	1.59%	1.63%
Net expenses[d]	1.53%	1.55%	1.55%	1.51%	1.59%	1.63%
Portfolio turnover rate	46%	868%	1,064%	252%	454%	993%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$62.15	$49.75	$60.04	$60.66	$26.59	$45.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.40)	(.02)	(.13)	(.13)	(.05)
Net gain (loss) on investments (realized and unrealized)	(.46)	13.09	(1.66)	3.64	34.22	(18.67)
Total from investment operations	(.60)	12.69	(1.68)	3.51	34.09	(18.72)
Less distributions from:
Net investment income	—	(.29)	(.08)	(.86)	(.02)	—
Net realized gains	—	—	(8.53)	(3.27)	—	—
Total distributions	—	(.29)	(8.61)	(4.13)	(.02)	—
Net asset value, end of period	$61.55	$62.15	$49.75	$60.04	$60.66	$26.59

Total Return[c]	(0.97%)	25.58%	(2.06%)	5.86%	128.24%	(41.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$252	$327	$1,768	$493	$1,690	$708
Ratios to average net assets:
Net investment income (loss)	(0.45%)	(0.77%)	(0.03%)	(0.21%)	(0.30%)	(0.12%)
Total expenses	2.32%	2.33%	2.30%	2.26%	2.34%	2.37%
Net expenses[d]	2.27%	2.31%	2.30%	2.26%	2.34%	2.37%
Portfolio turnover rate	46%	868%	1,064%	252%	454%	993%

290 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$76.31	$60.56	$70.54	$70.05	$30.48	$51.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	—	.49	.35	.31	.20
Net gain (loss) on investments (realized and unrealized)	(.56)	16.04	(1.86)	4.27	39.28	(21.26)
Total from investment operations	(.45)	16.04	(1.37)	4.62	39.59	(21.06)
Less distributions from:
Net investment income	—	(.29)	(.08)	(.86)	(.02)	—
Net realized gains	—	—	(8.53)	(3.27)	—	—
Total distributions	—	(.29)	(8.61)	(4.13)	(.02)	—
Net asset value, end of period	$75.86	$76.31	$60.56	$70.54	$70.05	$30.48

Total Return	(0.59%)	26.57%	(1.30%)	6.68%	129.92%	(40.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,434	$4,299	$7,749	$28,139	$154,269	$1,618
Ratios to average net assets:
Net investment income (loss)	0.30%	0.01%	0.74%	0.48%	0.51%	0.39%
Total expenses	1.57%	1.59%	1.55%	1.51%	1.54%	1.63%
Net expenses[d]	1.52%	1.55%	1.55%	1.51%	1.54%	1.63%
Portfolio turnover rate	46%	868%	1,064%	252%	454%	993%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 291

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Non-cyclical - 21.6%
PROG Holdings, Inc.	1,538	$74,578
UFP Technologies, Inc.*	219	69,357
TG Therapeutics, Inc.*	2,332	54,545
ADMA Biologics, Inc.*	2,515	50,275
Verra Mobility Corp.*	1,583	44,023
TransMedics Group, Inc.*	277	43,489
Inter Parfums, Inc.	313	40,527
Cal-Maine Foods, Inc.	510	38,168
Stride, Inc.*	421	35,915
Adtalem Global Education, Inc.*	439	33,136
Viad Corp.*	894	32,032
Collegium Pharmaceutical, Inc.*	783	30,255
CorVel Corp.*	92	30,074
RadNet, Inc.*	427	29,630
Vericel Corp.*	686	28,984
Catalyst Pharmaceuticals, Inc.*	1,434	28,508
Amphastar Pharmaceuticals, Inc.*	534	25,915
ANI Pharmaceuticals, Inc.*	418	24,938
Glaukos Corp.*	189	24,623
Dynavax Technologies Corp.*	2,030	22,614
Astrana Health, Inc.*	379	21,959
Integer Holdings Corp.*	140	18,200
Arlo Technologies, Inc.*	1,488	18,020
LiveRamp Holdings, Inc.*	719	17,817
Progyny, Inc.*	909	15,235
WD-40 Co.	53	13,668
NeoGenomics, Inc.*	720	10,620
CONMED Corp.	99	7,120
Ligand Pharmaceuticals, Inc.*,†††	107	—
Ligand Pharmaceuticals, Inc.*,†††	107	—
Total Consumer, Non-cyclical		884,225

Consumer, Cyclical - 19.3%
Cinemark Holdings, Inc.*	2,487	69,238
Green Brick Partners, Inc.*	819	68,403
Boot Barn Holdings, Inc.*	386	64,570
Group 1 Automotive, Inc.	148	56,690
Patrick Industries, Inc.	353	50,257
Installed Building Products, Inc.	203	49,993
Cavco Industries, Inc.*	109	46,678
M/I Homes, Inc.*	242	41,469
Shake Shack, Inc. — Class A*	379	39,116
Meritage Homes Corp.	185	37,938
GMS, Inc.*	403	36,500
Signet Jewelers Ltd.	276	28,467
Urban Outfitters, Inc.*	729	27,928
Guess?, Inc.	1,082	21,781
Monarch Casino & Resort, Inc.	270	21,403
Dave & Buster’s Entertainment, Inc.*	611	20,804
Steven Madden Ltd.	396	19,400
American Eagle Outfitters, Inc.	843	18,875
Oxford Industries, Inc.	204	17,699
Kontoor Brands, Inc.	207	16,929
Madison Square Garden Sports Corp. — Class A*	74	15,411
XPEL, Inc.*	298	12,924
Jack in the Box, Inc.	136	6,329
Total Consumer, Cyclical		788,802

Financial - 18.6%
Two Harbors Investment Corp. REIT	4,378	60,767
SiriusPoint Ltd.*	3,970	56,930
St. Joe Co.	759	44,257
Goosehead Insurance, Inc. — Class A*	460	41,078
Bancorp, Inc.*	755	40,393
Redwood Trust, Inc. REIT	5,165	39,925
First BanCorp	1,709	36,180
HCI Group, Inc.	334	35,758
Pathward Financial, Inc.	499	32,939
Palomar Holdings, Inc.*	345	32,661
Ambac Financial Group, Inc.*	2,818	31,590
OFG Bancorp	666	29,917
MARA Holdings, Inc.*	1,843	29,893
Customers Bancorp, Inc.*	634	29,449
Sunstone Hotel Investors, Inc. REIT	2,723	28,101
eXp World Holdings, Inc.[1]	1,945	27,405
Ellington Financial, Inc. REIT	1,984	25,574
DiamondRock Hospitality Co. REIT	2,890	25,230
WisdomTree, Inc.	2,469	24,665
Preferred Bank/Los Angeles CA	282	22,630
World Acceptance Corp.*	152	17,933
Triumph Financial, Inc.*	219	17,419
New York Mortgage Trust, Inc. REIT	2,453	15,528
Apple Hospitality REIT, Inc.	931	13,825
Total Financial		760,047

Industrial - 15.1%
CSW Industrials, Inc.	147	53,859
Powell Industries, Inc.	202	44,842
Matson, Inc.	310	44,212
Dorian LPG Ltd.	1,006	34,627
Mueller Industries, Inc.	463	34,308
AZZ, Inc.	409	33,788
ArcBest Corp.	296	32,101
AeroVironment, Inc.*	146	29,273
Badger Meter, Inc.	130	28,393
Federal Signal Corp.	292	27,290
Boise Cascade Co.	184	25,940
Gibraltar Industries, Inc.*	350	24,476
Frontdoor, Inc.*	501	24,043
Materion Corp.	214	23,938
Moog, Inc. — Class A	115	23,232
SPX Technologies, Inc.*	135	21,527
Franklin Electric Company, Inc.	166	17,400
Standex International Corp.	95	17,364
MYR Group, Inc.*	156	15,948
Armstrong World Industries, Inc.	121	15,903
OSI Systems, Inc.*	102	15,487
Tennant Co.	152	14,598
Alamo Group, Inc.	72	12,970
Total Industrial		615,519

292 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Energy - 11.2%
Warrior Met Coal, Inc.	759	$48,500
CONSOL Energy, Inc.	424	44,372
Northern Oil & Gas, Inc.	1,234	43,696
Alpha Metallurgical Resources, Inc.*	161	38,025
Liberty Energy, Inc. — Class A	1,937	36,977
REX American Resources Corp.*	708	32,773
Helix Energy Solutions Group, Inc.*	2,782	30,880
California Resources Corp.	538	28,229
Tidewater, Inc.*	374	26,850
Oceaneering International, Inc.*	1,055	26,238
Magnolia Oil & Gas Corp. — Class A	940	22,955
Par Pacific Holdings, Inc.*	1,184	20,838
SM Energy Co.	501	20,025
RPC, Inc.	3,051	19,404
Archrock, Inc.	782	15,828
Total Energy		455,590

Communications - 4.7%
Cargurus, Inc.*	1,457	43,754
InterDigital, Inc.	288	40,790
Cars.com, Inc.*	1,612	27,017
Liquidity Services, Inc.*	1,000	22,800
Cogent Communications Holdings, Inc.	256	19,435
Yelp, Inc. — Class A*	550	19,294
TripAdvisor, Inc.*	1,232	17,852
Total Communications		190,942

Technology - 4.1%
Axcelis Technologies, Inc.*	344	36,068
Veeco Instruments, Inc.*,1	800	26,504
SPS Commerce, Inc.*	127	24,660
Agilysys, Inc.*	187	20,377
DoubleVerify Holdings, Inc.*	842	14,179
Progress Software Corp.	199	13,407
Donnelley Financial Solutions, Inc.*	201	13,232
PDF Solutions, Inc.*	362	11,468
Privia Health Group, Inc.*	495	9,014
Total Technology		168,909

Basic Materials - 3.5%
Hawkins, Inc.	503	64,117
Carpenter Technology Corp.	303	48,353
ATI, Inc.*	465	31,113
Total Basic Materials		143,583

Common Stocks - 0.7%
Six Flags Entertainment Corp.	745	30,031

Utilities - 0.6%
Otter Tail Corp.	306	23,917

Total Common Stocks
(Cost $2,978,625)		4,061,565

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$17,744	17,744
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	14,656	14,656
Total Repurchase Agreements
(Cost $32,400)		32,400

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	36,591	36,591
Total Securities Lending Collateral
(Cost $36,591)		36,591

Total Investments - 101.1%
(Cost $3,047,616)		$4,130,556
Other Assets & Liabilities, net - (1.1)%		(46,658)
Total Net Assets - 100.0%		$4,083,898

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 293

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,061,565	$—	$—	*	$4,061,565
Repurchase Agreements	—	32,400	—		32,400
Securities Lending Collateral	36,591	—	—		36,591
Total Assets	$4,098,156	$32,400	$—		$4,130,556

*	Security has a market value of $0.

294 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $35,133 of securities loaned (cost $3,015,216)	$4,098,156
Repurchase agreements, at value (cost $32,400)	32,400
Receivables:
Securities sold	58,103
Dividends	1,888
Fund shares sold	368
Securities lending income	7
Interest	5
Total assets	4,190,927

Liabilities:
Payable for:
Securities purchased	43,491
Return of securities lending collateral	36,591
Transfer agent fees	7,081
Fund shares redeemed	4,244
Management fees	2,527
Distribution and service fees	987
Portfolio accounting/administration fees	346
Trustees’ fees*	167
Miscellaneous	11,595
Total liabilities	107,029
Net assets	$4,083,898

Net assets consist of:
Paid in capital	$3,313,335
Total distributable earnings (loss)	770,563
Net assets	$4,083,898
Class A:
Net assets	$964,740
Capital shares outstanding	16,546
Net asset value per share	$58.31
Maximum offering price per share (Net asset value divided by 95.25%)	$61.22
Class C:
Net assets	$221,889
Capital shares outstanding	4,867
Net asset value per share	$45.59
Class H:
Net assets	$2,897,269
Capital shares outstanding	49,783
Net asset value per share	$58.20

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $170)	$98,167
Interest	2,540
Income from securities lending, net	113
Total investment income	100,820

Expenses:
Management fees	58,106
Distribution and service fees:
Class A	1,441
Class C	1,497
Class H	17,553
Transfer agent fees	16,301
Portfolio accounting fees	11,820
Registration fees	4,956
Professional fees	1,865
Custodian fees	966
Trustees’ fees*	334
Line of credit fees	26
Miscellaneous	9,397
Total expenses	124,262
Less:
Expenses reimbursed by Adviser	(3,871)
Net expenses	120,391
Net investment loss	(19,571)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(533,099)
Net realized loss	(533,099)
Net change in unrealized appreciation (depreciation) on:
Investments	331,385
Net change in unrealized appreciation (depreciation)	331,385
Net realized and unrealized loss	(201,714)
Net decrease in net assets resulting from operations	$(221,285)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 295

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(19,571)	$966
Net realized gain (loss) on investments	(533,099)	948,891
Net change in unrealized appreciation (depreciation) on investments	331,385	409,946
Net increase (decrease) in net assets resulting from operations	(221,285)	1,359,803

Capital share transactions:
Proceeds from sale of shares
Class A	917,641	977,493
Class C	356,005	488,130
Class H	176,756,808	40,031,434
Cost of shares redeemed
Class A	(1,001,498)	(1,067,226)
Class C	(446,954)	(489,574)
Class H	(176,322,941)	(41,880,234)
Net increase (decrease) from capital share transactions	259,061	(1,939,977)
Net increase (decrease) in net assets	37,776	(580,174)

Net assets:
Beginning of period	4,046,122	4,626,296
End of period	$4,083,898	$4,046,122

Capital share activity:
Shares sold
Class A	16,011	19,522
Class C	7,890	12,418
Class H	3,164,869	859,211
Shares redeemed
Class A	(18,533)	(21,633)
Class C	(10,541)	(12,751)
Class H	(3,163,265)	(887,163)
Net decrease in shares	(3,569)	(30,396)

296 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$55.36	$44.74	$53.16	$89.23	$43.85	$65.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.02)	.13	(.70)	(.62)	(.44)
Net gain (loss) on investments (realized and unrealized)	2.96 [e]	10.64	(8.55)[e]	(5.41)	46.00	(20.93)
Total from investment operations	2.95	10.62	(8.42)	(6.11)	45.38	(21.37)
Less distributions from:
Net realized gains	—	—	—	(29.96)	—	—
Total distributions	—	—	—	(29.96)	—	—
Net asset value, end of period	$58.31	$55.36	$44.74	$53.16	$89.23	$43.85

Total Return[c]	5.33%	23.74%	(15.84%)	(11.08%)	103.49%	(32.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$965	$1,056	$948	$1,406	$3,448	$1,169
Ratios to average net assets:
Net investment income (loss)	(0.03%)	(0.05%)	0.29%	(0.88%)	(0.86%)	(0.69%)
Total expenses	1.58%	1.59%	1.55%	1.51%	1.58%	1.63%
Net expenses[d]	1.53%	1.55%	1.55%	1.51%	1.58%	1.63%
Portfolio turnover rate	1,548%	942%	812%	707%	752%	628%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$43.46	$35.39	$42.35	$77.59	$38.41	$57.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.31)	(.20)	(1.17)	(.96)	(.79)
Net gain (loss) on investments (realized and unrealized)	2.30 [e]	8.38	(6.76)[e]	(4.11)	40.14	(18.37)
Total from investment operations	2.13	8.07	(6.96)	(5.28)	39.18	(19.16)
Less distributions from:
Net realized gains	—	—	—	(29.96)	—	—
Total distributions	—	—	—	(29.96)	—	—
Net asset value, end of period	$45.59	$43.46	$35.39	$42.35	$77.59	$38.41

Total Return[c]	4.90%	22.80%	(16.43%)	(11.75%)	102.00%	(33.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$222	$327	$278	$483	$2,329	$678
Ratios to average net assets:
Net investment income (loss)	(0.79%)	(0.83%)	(0.54%)	(1.69%)	(1.59%)	(1.43%)
Total expenses	2.33%	2.34%	2.30%	2.26%	2.33%	2.38%
Net expenses[d]	2.28%	2.30%	2.30%	2.26%	2.33%	2.38%
Portfolio turnover rate	1,548%	942%	812%	707%	752%	628%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 297

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$55.29	$44.67	$53.15	$89.21	$43.84	$65.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	.04	.02	(.81)	(.86)	(.40)
Net gain (loss) on investments (realized and unrealized)	2.98 [e]	10.58	(8.50)[e]	(5.29)	46.23	(20.97)
Total from investment operations	2.91	10.62	(8.48)	(6.10)	45.37	(21.37)
Less distributions from:
Net realized gains	—	—	—	(29.96)	—	—
Total distributions	—	—	—	(29.96)	—	—
Net asset value, end of period	$58.20	$55.29	$44.67	$53.15	$89.21	$43.84

Total Return	5.26%	23.77%	(15.95%)	(11.06%)	103.49%	(32.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,897	$2,664	$3,401	$3,312	$25,071	$2,430
Ratios to average net assets:
Net investment income (loss)	(0.26%)	0.09%	0.05%	(0.97%)	(1.05%)	(0.63%)
Total expenses	1.59%	1.57%	1.55%	1.51%	1.54%	1.63%
Net expenses[d]	1.54%	1.55%	1.55%	1.51%	1.54%	1.63%
Portfolio turnover rate	1,548%	942%	812%	707%	752%	628%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain (loss) on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

298 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Consumer, Cyclical - 25.7%
Phinia, Inc.	2,460	$113,234
JetBlue Airways Corp.*	15,911	104,376
ScanSource, Inc.*	1,719	82,564
MarineMax, Inc.*	2,171	76,571
Adient plc*	3,111	70,215
Foot Locker, Inc.*	2,689	69,484
Kohl’s Corp.	2,848	60,093
Sally Beauty Holdings, Inc.*	4,027	54,646
Resideo Technologies, Inc.*	2,409	48,517
Topgolf Callaway Brands Corp.*	4,244	46,599
Sonic Automotive, Inc. — Class A	702	41,053
Shoe Carnival, Inc.	914	40,079
Wolverine World Wide, Inc.	2,229	38,829
Caleres, Inc.	1,133	37,446
Advance Auto Parts, Inc.	958	37,353
Penn Entertainment, Inc.*	1,968	37,117
American Axle & Manufacturing Holdings, Inc.*	5,977	36,938
Dana, Inc.	3,454	36,474
Alaska Air Group, Inc.*	794	35,897
G-III Apparel Group Ltd.*	1,145	34,945
Interface, Inc. — Class A	1,716	32,553
Newell Brands, Inc.	3,977	30,543
Hanesbrands, Inc.*	4,102	30,150
ODP Corp.*	992	29,512
Victoria’s Secret & Co.*	1,089	27,987
Allegiant Travel Co. — Class A*	508	27,970
Vista Outdoor, Inc.*	632	24,762
VF Corp.	1,237	24,678
PriceSmart, Inc.	222	20,375
MillerKnoll, Inc.	776	19,214
Wabash National Corp.	975	18,710
Standard Motor Products, Inc.	553	18,360
Leggett & Platt, Inc.	1,343	18,291
Titan International, Inc.*	1,442	11,723
Total Consumer, Cyclical		1,437,258

Financial - 24.3%
Bread Financial Holdings, Inc.	1,962	93,352
Jackson Financial, Inc. — Class A	939	85,665
Genworth Financial, Inc. — Class A*	11,152	76,391
EZCORP, Inc. — Class A*	6,767	75,858
Cushman & Wakefield plc*	5,404	73,656
StoneX Group, Inc.*	764	62,556
Medical Properties Trust, Inc. REIT[1]	9,538	55,797
ProAssurance Corp.*	2,933	44,112
Stewart Information Services Corp.	557	41,630
United Fire Group, Inc.	1,827	38,239
PRA Group, Inc.*	1,621	36,246
Hope Bancorp, Inc.	2,809	35,281
Brandywine Realty Trust REIT	6,476	35,230
Pebblebrook Hotel Trust REIT	2,477	32,771
Simmons First National Corp. — Class A	1,488	32,052
SL Green Realty Corp. REIT	458	31,881
JBG SMITH Properties REIT	1,690	29,541
Mercury General Corp.	469	29,538
Safehold, Inc. REIT	1,037	27,201
Lincoln National Corp.	838	26,406
Comerica, Inc.	432	25,881
Eagle Bancorp, Inc.	1,127	25,448
Independent Bank Group, Inc.	424	24,448
Veritex Holdings, Inc.	920	24,214
Dime Community Bancshares, Inc.	837	24,106
Hudson Pacific Properties, Inc. REIT*	5,041	24,096
Banc of California, Inc.	1,615	23,789
Virtu Financial, Inc. — Class A	763	23,241
Navient Corp.	1,436	22,387
Provident Financial Services, Inc.	1,153	21,400
Encore Capital Group, Inc.*	452	21,366
Renasant Corp.	619	20,117
BankUnited, Inc.	521	18,985
Hanmi Financial Corp.	977	18,172
Heritage Financial Corp.	831	18,091
Brookline Bancorp, Inc.	1,681	16,961
Pacific Premier Bancorp, Inc.	606	15,247
Ready Capital Corp. REIT	1,919	14,642
Service Properties Trust REIT	2,988	13,625
Total Financial		1,359,619

Consumer, Non-cyclical - 20.4%
Fresh Del Monte Produce, Inc.	3,494	103,213
Green Dot Corp. — Class A*	8,727	102,193
United Natural Foods, Inc.*	5,282	88,843
Kelly Services, Inc. — Class A	3,790	81,144
Hertz Global Holdings, Inc.*	20,899	68,967
Pediatrix Medical Group, Inc.*	5,675	65,773
AdaptHealth Corp.*	5,299	59,508
SpartanNash Co.	2,484	55,666
Chefs’ Warehouse, Inc.*	1,177	49,446
GEO Group, Inc.*	3,466	44,538
ABM Industries, Inc.	811	42,788
B&G Foods, Inc.	4,788	42,518
Phibro Animal Health Corp. — Class A	1,637	36,865
Deluxe Corp.	1,697	33,075
Heidrick & Struggles International, Inc.	785	30,505
QuidelOrtho Corp.*	654	29,822
Universal Corp.	538	28,573
Owens & Minor, Inc.*	1,746	27,395
Cross Country Healthcare, Inc.*	1,801	24,205
Select Medical Holdings Corp.	637	22,212
Healthcare Services Group, Inc.*	1,889	21,100
Avanos Medical, Inc.*	783	18,816
Patterson Companies, Inc.	762	16,642
Hain Celestial Group, Inc.*	1,772	15,292
TreeHouse Foods, Inc.*	358	15,029
Fulgent Genetics, Inc.*	646	14,038
Total Consumer, Non-cyclical		1,138,166

Industrial - 12.6%
World Kinect Corp.	3,717	114,892
Benchmark Electronics, Inc.	2,204	97,681

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 299

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Enviri Corp.*	8,487	$87,755
Greenbrier Companies, Inc.	1,358	69,109
DXP Enterprises, Inc.*	1,252	66,807
Sanmina Corp.*	829	56,745
Clearwater Paper Corp.*	1,635	46,663
O-I Glass, Inc.*	2,849	37,379
Schneider National, Inc. — Class B	938	26,770
TTM Technologies, Inc.*	1,370	25,003
Astec Industries, Inc.	648	20,697
Hub Group, Inc. — Class A	435	19,771
Masterbrand, Inc.*	1,029	19,078
Werner Enterprises, Inc.	486	18,755
Total Industrial		707,105

Communications - 5.2%
EchoStar Corp. — Class A*	5,067	125,763
Lumen Technologies, Inc.*	14,076	99,940
TEGNA, Inc.	1,873	29,556
Viasat, Inc.*	1,462	17,456
Consolidated Communications Holdings, Inc.*	3,283	15,233
Total Communications		287,948

Technology - 4.8%
NCR Atleos Corp.*	2,844	81,139
Xerox Holdings Corp.	5,170	53,664
NCR Voyix Corp.*	3,342	45,351
Alpha & Omega Semiconductor Ltd.*	1,215	45,101
DXC Technology Co.*	1,149	23,842
NetScout Systems, Inc.*	976	21,228
Total Technology		270,325

Energy - 3.7%
Sunrun, Inc.*	2,944	53,169
Bristow Group, Inc.*	933	32,366
SunCoke Energy, Inc.	3,726	32,342
DNOW, Inc.*	2,480	32,066
Nabors Industries Ltd.*	357	23,016
ProPetro Holding Corp.*	2,825	21,640
Talos Energy, Inc.*	1,325	13,713
Total Energy		208,312

Basic Materials - 3.0%
Kaiser Aluminum Corp.	613	44,455
Mativ Holdings, Inc.	2,504	42,543
Century Aluminum Co.*	2,501	40,591
AdvanSix, Inc.	1,283	38,978
Total Basic Materials		166,567

Total Common Stocks
(Cost $4,415,101)		5,575,300

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$32,220	32,220
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	26,612	26,612
Total Repurchase Agreements
(Cost $58,832)		58,832

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[4]	44,706	44,706
Total Securities Lending Collateral
(Cost $44,706)		44,706

Total Investments - 101.6%
(Cost $4,518,639)		$5,678,838
Other Assets & Liabilities, net - (1.6)%		(88,223)
Total Net Assets - 100.0%		$5,590,615

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

300 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P SMALLCAP 600® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,575,300	$—	$—	$5,575,300
Repurchase Agreements	—	58,832	—	58,832
Securities Lending Collateral	44,706	—	—	44,706
Total Assets	$5,620,006	$58,832	$—	$5,678,838

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 301

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $41,845 of securities loaned (cost $4,459,807)	$5,620,006
Repurchase agreements, at value (cost $58,832)	58,832
Receivables:
Dividends	12,923
Fund shares sold	426
Securities lending income	273
Interest	8
Total assets	5,692,468

Liabilities:
Payable for:
Return of securities lending collateral	44,706
Transfer agent fees	14,326
Management fees	10,909
Printing fees	3,728
Distribution and service fees	3,712
Professional fees	2,791
Portfolio accounting and administration fees	1,492
Fund shares redeemed	1,492
Trustees’ fees*	363
Miscellaneous	18,334
Total liabilities	101,853
Net assets	$5,590,615

Net assets consist of:
Paid in capital	$28,939,103
Total distributable earnings (loss)	(23,348,488)
Net assets	$5,590,615
Class A:
Net assets	$1,860,855
Capital shares outstanding	9,153
Net asset value per share	$203.32
Maximum offering price per share (Net asset value divided by 95.25%)	$213.46
Class C:
Net assets	$133,264
Capital shares outstanding	799
Net asset value per share	$166.77
Class H:
Net assets	$3,596,496
Capital shares outstanding	17,740
Net asset value per share	$202.73

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends	$224,526
Interest	3,474
Income from securities lending, net	2,076
Total investment income	230,076

Expenses:
Management fees	105,814
Distribution and service fees:
Class A	1,776
Class C	466
Class H	33,379
Transfer agent fees	29,396
Portfolio accounting and administration fees	21,526
Printing fees	4,007
Professional fees	3,808
Registration fees	2,561
Custodian fees	1,782
Trustees’ fees*	648
Line of credit fees	29
Miscellaneous	20,491
Total expenses	225,683
Less:
Expenses reimbursed by Adviser	(7,049)
Net expenses	218,634
Net investment income	11,442

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,248,763)
Net realized loss	(3,248,763)
Net change in unrealized appreciation (depreciation) on:
Investments	481,081
Net change in unrealized appreciation (depreciation)	481,081
Net realized and unrealized loss	(2,767,682)
Net decrease in net assets resulting from operations	$(2,756,240)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

302 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,442	$(7,601)
Net realized loss on investments	(3,248,763)	(855,622)
Net change in unrealized appreciation (depreciation) on investments	481,081	(224,538)
Net decrease in net assets resulting from operations	(2,756,240)	(1,087,761)

Distributions to shareholders:
Class A	—	(12,537)
Class C	—	(1,492)
Class H	—	(31,240)
Total distributions to shareholders	—	(45,269)

Capital share transactions:
Proceeds from sale of shares
Class A	745,602	672,041
Class C	310,947	338,768
Class H	218,448,873	58,856,482
Distributions reinvested
Class A	—	12,106
Class C	—	1,154
Class H	—	30,246
Cost of shares redeemed
Class A	(187,789)	(797,746)
Class C	(194,616)	(398,324)
Class H	(215,123,343)	(61,975,679)
Net increase (decrease) from capital share transactions	3,999,674	(3,260,952)
Net increase (decrease) in net assets	1,243,434	(4,393,982)

Net assets:
Beginning of period	4,347,181	8,741,163
End of period	$5,590,615	$4,347,181

Capital share activity:
Shares sold
Class A	3,703	3,434
Class C	1,887	2,086
Class H	1,105,204	332,288
Shares issued from reinvestment of distributions
Class A	—	66
Class C	—	8
Class H	—	165
Shares redeemed
Class A	(958)	(4,191)
Class C	(1,248)	(2,494)
Class H	(1,102,644)	(361,004)
Net increase (decrease) in shares	5,944	(29,642)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 303

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$200.53	$170.77	$182.48	$167.98	$67.45	$129.32
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	(.23)	.25	(.34)	(.14)	(.50)
Net gain (loss) on investments (realized and unrealized)	2.53 [e]	31.89 [e]	(11.96)	14.84 [e]	100.67 [e]	(61.37)
Total from investment operations	2.79	31.66	(11.71)	14.50	100.53	(61.87)
Less distributions from:
Net investment income	—	(1.90)	—	—	—	—
Total distributions	—	(1.90)	—	—	—	—
Net asset value, end of period	$203.32	$200.53	$170.77	$182.48	$167.98	$67.45

Total Return[c]	1.39%	18.65%	(6.42%)	8.63%	149.04%	(47.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,861	$1,285	$1,212	$4,732	$3,242	$936
Ratios to average net assets:
Net investment income (loss)	0.27%	(0.13%)	0.15%	(0.19%)	(0.31%)	(0.42%)
Total expenses	1.58%	1.59%	1.55%	1.51%	1.59%	1.63%
Net expenses[d]	1.53%	1.56%	1.55%	1.51%	1.59%	1.63%
Portfolio turnover rate	901%	1,058%	1,520%	892%	1,503%	1,104%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$165.10	$141.95	$152.84	$141.75	$57.31	$110.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(1.46)	(.85)	(1.65)	(.40)	(1.25)
Net gain (loss) on investments (realized and unrealized)	2.01 [e]	26.51 [e]	(10.04)	12.74 [e]	84.84 [e]	(52.13)
Total from investment operations	1.67	25.05	(10.89)	11.09	84.44	(53.38)
Less distributions from:
Net investment income	—	(1.90)	—	—	—	—
Total distributions	—	(1.90)	—	—	—	—
Net asset value, end of period	$166.77	$165.10	$141.95	$152.84	$141.75	$57.31

Total Return[c]	1.01%	17.76%	(7.13%)	7.82%	147.34%	(48.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$133	$26	$80	$140	$1,472	$571
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.98%)	(0.60%)	(1.11%)	(1.07%)	(1.20%)
Total expenses	2.34%	2.35%	2.29%	2.26%	2.34%	2.38%
Net expenses[d]	2.29%	2.32%	2.29%	2.26%	2.34%	2.38%
Portfolio turnover rate	901%	1,058%	1,520%	892%	1,503%	1,104%

304 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$199.98	$170.34	$182.04	$167.56	$67.25	$129.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	(.16)	.49	(.53)	(.13)	(.55)
Net gain (loss) on investments (realized and unrealized)	2.68 [e]	31.71 [e]	(12.19)	15.01 [e]	100.44 [e]	(61.21)
Total from investment operations	2.75	31.55	(11.70)	14.48	100.31	(61.76)
Less distributions from:
Net investment income	—	(1.91)	—	—	—	—
Total distributions	—	(1.91)	—	—	—	—
Net asset value, end of period	$202.73	$199.98	$170.34	$182.04	$167.56	$67.25

Total Return	1.38%	18.63%	(6.43%)	8.64%	149.16%	(47.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,596	$3,036	$7,449	$18,001	$35,499	$1,507
Ratios to average net assets:
Net investment income (loss)	0.07%	(0.09%)	0.29%	(0.29%)	(0.18%)	(0.44%)
Total expenses	1.60%	1.59%	1.55%	1.51%	1.55%	1.64%
Net expenses[d]	1.55%	1.56%	1.55%	1.51%	1.55%	1.64%
Portfolio turnover rate	901%	1,058%	1,520%	892%	1,503%	1,104%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts for the year presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 305

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
EMERGING MARKETS BOND STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
4.63% due 10/10/24[1,2]	$5,000	$4,994
Total U.S. Treasury Bills
(Cost $4,994)		4,994

REPURCHASE AGREEMENTS††,3 - 93.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	356,130	356,130
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	294,147	294,147
Total Repurchase Agreements
(Cost $650,277)		650,277

Total Investments - 94.1%
(Cost $655,271)		$655,271
Other Assets & Liabilities, net - 5.9%		40,859
Total Net Assets - 100.0%		$696,130

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	4	Dec 2024	$439,813	$931

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.42.V1	1.00%	Quarterly	12/20/29	$470,000	$(13,513)	$(13,924)	$411

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	5.43% (Federal Funds Rate + 0.60%)	At Maturity	10/29/24	12,179	$261,849	$974

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
CDX.EM.42.V1 — Credit Default Swap Emerging Markets Series 42 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

306 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
EMERGING MARKETS BOND STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$4,994	$—	$4,994
Repurchase Agreements	—	650,277	—	650,277
Interest Rate Futures Contracts**	931	—	—	931
Credit Default Swap Agreements**	—	411	—	411
Credit Index Swap Agreements**	—	974	—	974
Total Assets	$931	$656,656	$—	$657,587

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 307

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $4,994)	$4,994
Repurchase agreements, at value (cost $650,277)	650,277
Segregated cash with broker	70,684
Unrealized appreciation on OTC swap agreements	974
Receivables:
Investment Adviser	186
Variation margin on credit default swap agreements	173
Protection fees on credit default swap agreements	144
Interest	88
Total assets	727,520

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	13,924
Payable for:
Fund shares redeemed	14,610
Variation margin on futures contracts	1,187
Management fees	428
Swap settlement	300
Transfer agent fees	286
Distribution and service fees	157
Portfolio accounting and administration fees	89
Trustees’ fees*	5
Miscellaneous	404
Total liabilities	31,390
Net assets	$696,130

Net assets consist of:
Paid in capital	$1,232,672
Total distributable earnings (loss)	(536,542)
Net assets	$696,130
Class A:
Net assets	$42,389
Capital shares outstanding	693
Net asset value per share	$61.17
Maximum offering price per share (Net asset value divided by 95.25%)	$64.22
Class C:
Net assets	$24,776
Capital shares outstanding	453
Net asset value per share	$54.69
Class H:
Net assets	$628,965
Capital shares outstanding	10,343
Net asset value per share	$60.81

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$14,869
Total investment income	14,869

Expenses:
Management fees	2,297
Distribution and service fees:
Class A	49
Class C	60
Class H	704
Transfer agent fees	658
Portfolio accounting and administration fees	630
Registration fees	275
Professional fees	140
Custodian fees	39
Trustees’ fees*	35
Miscellaneous	159
Total expenses	5,046
Less:
Expenses reimbursed by Adviser	(152)
Net expenses	4,894
Net investment income	9,975

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	20,294
Futures contracts	6,736
Net realized gain	27,030
Net change in unrealized appreciation (depreciation) on:
Swap agreements	136
Futures contracts	1,274
Net change in unrealized appreciation (depreciation)	1,410
Net realized and unrealized gain	28,440
Net increase in net assets resulting from operations	$38,415

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

308 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,975	$40,177
Net realized gain (loss) on investments	27,030	(104,857)
Net change in unrealized appreciation (depreciation) on investments	1,410	(20,813)
Net increase (decrease) in net assets resulting from operations	38,415	(85,493)

Distributions to shareholders:
Class A	—	(12,775)
Class C	—	(2,324)
Class H	—	(71,481)
Total distributions to shareholders	—	(86,580)

Capital share transactions:
Proceeds from sale of shares
Class A	11,567	91,950
Class C	25,890	—
Class H	1,704,385	16,585,002
Distributions reinvested
Class A	—	12,775
Class C	—	1,442
Class H	—	68,368
Cost of shares redeemed
Class A	(41,233)	(291,950)
Class C	(11,237)	(13,350)
Class H	(1,629,808)	(16,360,599)
Net increase from capital share transactions	59,564	93,638
Net increase (decrease) in net assets	97,979	(78,435)

Net assets:
Beginning of period	598,151	676,586
End of period	$696,130	$598,151

Capital share activity:
Shares sold
Class A	191	1,555
Class C	476	—
Class H	29,323	285,343
Shares issued from reinvestment of distributions
Class A	—	229
Class C	—	29
Class H	—	1,232
Shares redeemed
Class A	(731)	(5,085)
Class C	(206)	(261)
Class H	(28,003)	(284,219)
Net increase (decrease) in shares	1,050	(1,177)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 309

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$57.69	$58.60	$62.44	$70.11	$63.93	$74.95
Income (loss) from investment operations:
Net investment income (loss)[b]	.95	1.79	.60	(1.07)	(1.14)	.03
Net gain (loss) on investments (realized and unrealized)	2.53	3.08	(4.44)	(6.60)	8.16	(4.86)
Total from investment operations	3.48	4.87	(3.84)	(7.67)	7.02	(4.83)
Less distributions from:
Net investment income	—	(5.78)	—	—	(.84)	(2.36)
Net realized gains	—	—	—	—	—	(3.83)
Total distributions	—	(5.78)	—	—	(.84)	(6.19)
Net asset value, end of period	$61.17	$57.69	$58.60	$62.44	$70.11	$63.93

Total Return[c]	6.03%	8.63%	(6.15%)	(10.98%)	10.92%	(7.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42	$71	$266	$46	$48	$1,105
Ratios to average net assets:
Net investment income (loss)	3.24%	3.07%	1.06%	(1.54%)	(1.72%)	0.03%
Total expenses	1.63%	1.64%	1.61%	1.57%	1.74%	1.68%
Net expenses[d]	1.57%	1.62%	1.61%	1.57%	1.74%	1.68%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$51.80	$53.59	$57.52	$65.07	$59.82	$71.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.64	1.35	(.04)	(1.47)	(1.56)	(.46)
Net gain (loss) on investments (realized and unrealized)	2.25	2.64	(3.89)	(6.08)	7.65	(4.58)
Total from investment operations	2.89	3.99	(3.93)	(7.55)	6.09	(5.04)
Less distributions from:
Net investment income	—	(5.78)	—	—	(.84)	(2.36)
Net realized gains	—	—	—	—	—	(3.83)
Total distributions	—	(5.78)	—	—	(.84)	(6.19)
Net asset value, end of period	$54.69	$51.80	$53.59	$57.52	$65.07	$59.82

Total Return[c]	5.58%	7.81%	(6.83%)	(11.62%)	10.10%	(8.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25	$9	$22	$63	$52	$62
Ratios to average net assets:
Net investment income (loss)	2.42%	2.53%	(0.07%)	(2.28%)	(2.36%)	(0.61%)
Total expenses	2.39%	2.37%	2.35%	2.31%	2.40%	2.42%
Net expenses[d]	2.36%	2.34%	2.35%	2.31%	2.40%	2.42%
Portfolio turnover rate	—	—	—	—	—	—

310 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$57.36	$58.30	$62.03	$69.64	$63.50	$74.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.94	1.65	.40	(1.07)	(1.14)	.15
Net gain (loss) on investments (realized and unrealized)	2.51	3.19	(4.13)	(6.54)	8.12	(4.98)
Total from investment operations	3.45	4.84	(3.73)	(7.61)	6.98	(4.83)
Less distributions from:
Net investment income	—	(5.78)	—	—	(.84)	(2.36)
Net realized gains	—	—	—	—	—	(3.83)
Total distributions	—	(5.78)	—	—	(.84)	(6.19)
Net asset value, end of period	$60.81	$57.36	$58.30	$62.03	$69.64	$63.50

Total Return	6.01%	8.62%	(6.01%)	(10.93%)	10.93%	(7.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$629	$518	$389	$494	$343	$307
Ratios to average net assets:
Net investment income (loss)	3.28%	2.85%	0.70%	(1.52%)	(1.61%)	0.20%
Total expenses	1.63%	1.64%	1.61%	1.56%	1.65%	1.67%
Net expenses[d]	1.58%	1.62%	1.61%	1.56%	1.65%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 311

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,225	$813,870
Guggenheim Strategy Fund II1	32,350	802,284
Total Mutual Funds
(Cost $1,607,879)		1,616,154

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 86.0%
U.S. Treasury Bond
4.25% due 08/15/54	$23,200,000	23,693,000
Total U.S. Government Securities
(Cost $23,728,074)		23,693,000

U.S. TREASURY BILLS††
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	392,000	391,545
Total U.S. Treasury Bills
(Cost $391,498)		391,545

REPURCHASE AGREEMENTS††,4 - 14.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	2,198,696	2,198,696
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	1,816,020	1,816,020
Total Repurchase Agreements
(Cost $4,014,716)		4,014,716

Total Investments - 107.9%
(Cost $29,742,167)		$29,715,415
Other Assets & Liabilities, net - (7.9)%		(2,168,077)
Total Net Assets - 100.0%		$27,547,338

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	72	Dec 2024	$9,596,250	$(39,527)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

312 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,616,154	$—	$—	$1,616,154
U.S. Government Securities	—	23,693,000	—	23,693,000
U.S. Treasury Bills	—	391,545	—	391,545
Repurchase Agreements	—	4,014,716	—	4,014,716
Total Assets	$1,616,154	$28,099,261	$—	$29,715,415

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$39,527	$—	$—	$39,527

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,597,404	$—	$(800,000)	$(6,340)	$11,220	$802,284	32,350	$24,679
Guggenheim Ultra Short Duration Fund — Institutional Class	1,806,249	—	(1,000,000)	(6,366)	13,987	813,870	81,225	23,017
	$3,403,653	$—	$(1,800,000)	$(12,706)	$25,207	$1,616,154		$47,696

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 313

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $24,119,572)	$24,084,545
Investments in affiliated issuers, at value (cost $1,607,879)	1,616,154
Repurchase agreements, at value (cost $4,014,716)	4,014,716
Segregated cash with broker	149,463
Receivables:
Securities sold	2,042,500
Fund shares sold	921,930
Interest	137,327
Dividends	6,846
Total assets	32,973,481

Liabilities:
Payable for:
Fund shares redeemed	5,324,046
Variation margin on futures contracts	58,695
Management fees	11,374
Transfer agent fees	11,025
Portfolio accounting and administration fees	2,366
Distribution and service fees	1,038
Distributions to shareholders	897
Trustees’ fees*	239
Miscellaneous	16,463
Total liabilities	5,426,143
Net assets	$27,547,338

Net assets consist of:
Paid in capital	$94,679,723
Total distributable earnings (loss)	(67,132,385)
Net assets	$27,547,338

Investor Class:
Net assets	$22,427,632
Capital shares outstanding	948,954
Net asset value per share	$23.63
Class A:
Net assets	$1,573,930
Capital shares outstanding	65,963
Net asset value per share	$23.86
Maximum offering price per share (Net asset value divided by 95.25%)	$25.05
Class C:
Net assets	$472,306
Capital shares outstanding	19,574
Net asset value per share	$24.13
Class H:
Net assets	$3,073,470
Capital shares outstanding	128,544
Net asset value per share	$23.91

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$47,696
Interest	500,815
Total investment income	548,511

Expenses:
Management fees	60,901
Distribution and service fees:
Class A	1,030
Class C	1,167
Class H	2,222
Transfer agent fees	21,167
Portfolio accounting and administration fees	18,584
Registration fees	12,790
Professional fees	5,212
Custodian fees	1,535
Trustees’ fees*	1,512
Miscellaneous	4,823
Total expenses	130,943
Less:
Expenses reimbursed by Adviser	(6,085)
Expenses waived by Adviser	(1,112)
Total waived/reimbursed expenses	(7,197)
Net expenses	123,746
Net investment income	424,765

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	803,234
Investments in affiliated issuers	(12,706)
Futures contracts	193,268
Net realized gain	983,796
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(242,158)
Investments in affiliated issuers	25,207
Futures contracts	(148,423)
Net change in unrealized appreciation (depreciation)	(365,374)
Net realized and unrealized gain	618,422
Net increase in net assets resulting from operations	$1,043,187

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

314 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$424,765	$1,312,507
Net realized gain (loss) on investments	983,796	(4,687,041)
Net change in unrealized appreciation (depreciation) on investments	(365,374)	(1,764,743)
Net increase (decrease) in net assets resulting from operations	1,043,187	(5,139,277)

Distributions to shareholders:
Investor Class	(379,427)	(1,100,587)
Class A	(13,216)	(22,850)
Class C	(2,861)	(1,389)
Class H	(29,261)	(185,370)
Total distributions to shareholders	(424,765)	(1,310,196)

Capital share transactions:
Proceeds from sale of shares
Investor Class	173,664,848	572,977,937
Class A	1,977,691	464,696
Class C	514,758	256,440
Class H	21,521,217	93,228,054
Distributions reinvested
Investor Class	377,213	1,095,330
Class A	12,912	21,720
Class C	2,528	1,265
Class H	28,982	179,852
Cost of shares redeemed
Investor Class	(166,774,741)	(572,664,631)
Class A	(768,493)	(2,656,842)
Class C	(172,284)	(494,082)
Class H	(19,279,179)	(114,651,594)
Net increase (decrease) from capital share transactions	11,105,452	(22,241,855)
Net increase (decrease) in net assets	11,723,874	(28,691,328)

Net assets:
Beginning of period	15,823,464	44,514,792
End of period	$27,547,338	$15,823,464

Capital share activity:
Shares sold
Investor Class	7,677,142	24,603,342
Class A	84,775	19,515
Class C	21,765	10,565
Class H	948,268	3,777,836
Shares issued from reinvestment of distributions
Investor Class	16,884	47,018
Class A	564	873
Class C	110	53
Class H	1,291	7,194
Shares redeemed
Investor Class	(7,375,112)	(24,664,484)
Class A	(33,414)	(104,176)
Class C	(7,455)	(19,733)
Class H	(863,228)	(4,636,683)
Net increase (decrease) in shares	471,590	(958,680)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 315

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$22.86	$26.79	$36.94	$37.93	$74.11	$53.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.40	.80	.64	.39	.25	.77
Net gain (loss) on investments (realized and unrealized)	.77	(3.93)	(10.11)	(1.00)	(14.59)	22.86
Total from investment operations	1.17	(3.13)	(9.47)	(.61)	(14.34)	23.63
Less distributions from:
Net investment income	(.40)	(.80)	(.68)	(.38)	(.25)	(.77)
Net realized gains	—	—	—	—	(21.59)	(1.97)
Total distributions	(.40)	(.80)	(.68)	(.38)	(21.84)	(2.74)
Net asset value, end of period	$23.63	$22.86	$26.79	$36.94	$37.93	$74.11

Total Return	5.29%	(11.71%)	(25.66%)	(1.71%)	(24.72%)	45.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,428	$14,403	$17,260	$11,904	$69,360	$37,919
Ratios to average net assets:
Net investment income (loss)	3.53%	3.42%	2.15%	0.95%	0.40%	1.28%
Total expenses[c]	1.04%	1.05%	1.01%	0.96%	1.07%	1.07%
Net expenses[d]	0.98%	1.00%	0.99%	0.95%	1.05%	1.05%
Portfolio turnover rate	760%	1,573%	2,562%	2,153%	1,938%	1,130%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$23.08	$27.07	$37.34	$38.34	$74.70	$53.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.73	.62	.28	.11	.72
Net gain (loss) on investments (realized and unrealized)	.79	(3.97)	(10.28)	(1.00)	(14.78)	22.95
Total from investment operations	1.16	(3.24)	(9.66)	(.72)	(14.67)	23.67
Less distributions from:
Net investment income	(.38)	(.75)	(.61)	(.28)	(.10)	(.63)
Net realized gains	—	—	—	—	(21.59)	(1.97)
Total distributions	(.38)	(.75)	(.61)	(.28)	(21.69)	(2.60)
Net asset value, end of period	$23.86	$23.08	$27.07	$37.34	$38.34	$74.70

Total Return[e]	5.17%	(12.04%)	(25.88%)	(1.96%)	(24.98%)	45.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,574	$324	$2,648	$2,231	$1,610	$2,775
Ratios to average net assets:
Net investment income (loss)	3.21%	2.93%	2.18%	0.66%	0.18%	1.24%
Total expenses[c]	1.30%	1.29%	1.25%	1.21%	1.30%	1.32%
Net expenses[d]	1.24%	1.26%	1.24%	1.19%	1.29%	1.30%
Portfolio turnover rate	760%	1,573%	2,562%	2,153%	1,938%	1,130%

316 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$23.33	$26.92	$36.61	$37.63	$74.15	$53.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.57	.40	(.05)	(.33)	.13
Net gain (loss) on investments (realized and unrealized)	.80	(3.97)	(10.09)	(.97)	(14.60)	22.92
Total from investment operations	1.09	(3.40)	(9.69)	(1.02)	(14.93)	23.05
Less distributions from:
Net investment income	(.29)	(.19)	—	—	—	(.20)
Net realized gains	—	—	—	—	(21.59)	(1.97)
Total distributions	(.29)	(.19)	—	—	(21.59)	(2.17)
Net asset value, end of period	$24.13	$23.33	$26.92	$36.61	$37.63	$74.15

Total Return[e]	4.78%	(12.67%)	(26.47%)	(2.71%)	(25.55%)	44.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$472	$120	$384	$149	$169	$1,249
Ratios to average net assets:
Net investment income (loss)	2.45%	2.36%	1.41%	(0.12%)	(0.55%)	0.21%
Total expenses[c]	2.05%	2.05%	2.01%	1.96%	2.05%	2.08%
Net expenses[d]	1.99%	2.00%	1.99%	1.94%	2.03%	2.06%
Portfolio turnover rate	760%	1,573%	2,562%	2,153%	1,938%	1,130%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 317

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$23.14	$27.10	$37.37	$38.38	$74.75	$53.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.73	.60	.28	.13	.61
Net gain (loss) on investments (realized and unrealized)	.77	(3.94)	(10.26)	(1.01)	(14.82)	23.09
Total from investment operations	1.15	(3.21)	(9.66)	(.73)	(14.69)	23.70
Less distributions from:
Net investment income	(.38)	(.75)	(.61)	(.28)	(.09)	(.63)
Net realized gains	—	—	—	—	(21.59)	(1.97)
Total distributions	(.38)	(.75)	(.61)	(.28)	(21.68)	(2.60)
Net asset value, end of period	$23.91	$23.14	$27.10	$37.37	$38.38	$74.75

Total Return	5.07%	(11.87%)	(25.87%)	(1.95%)	(24.98%)	45.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,073	$977	$24,223	$49,287	$85,087	$78,070
Ratios to average net assets:
Net investment income (loss)	3.29%	2.87%	2.05%	0.69%	0.23%	1.02%
Total expenses[c]	1.28%	1.28%	1.25%	1.21%	1.29%	1.32%
Net expenses[d]	1.22%	1.26%	1.24%	1.19%	1.28%	1.30%
Portfolio turnover rate	760%	1,573%	2,562%	2,153%	1,938%	1,130%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

318 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 43.5%
Guggenheim Strategy Fund II1	137,556	$3,411,381
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	326,794	3,274,479
Total Mutual Funds
(Cost $6,642,019)		6,685,860

	Face Amount
U.S. TREASURY BILLS†† - 20.2%
U.S. Treasury Bills
4.70% due 10/22/24[2]	$3,000,000	2,991,756
4.63% due 10/10/24[2,3]	116,000	115,865
Total U.S. Treasury Bills
(Cost $3,106,889)		3,107,621

FEDERAL AGENCY DISCOUNT NOTES†† - 7.8%
Federal Home Loan Bank
5.18% due 10/04/24[2]	1,200,000	1,199,539
Total Federal Agency Discount Notes
(Cost $1,199,482)		1,199,539

REPURCHASE AGREEMENTS††,4 - 102.4%
Individual Repurchase Agreements[5]
Barclays Capital, Inc. issued 09/30/24 at 4.50% due 10/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.25% and maturing 08/15/54 as collateral, with a value of $7,220,325) to be repurchased at $7,079,635	7,078,750	7,078,750
Mizuho Securities USA LLC issued 09/30/24 at 4.70% due 10/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.25% and maturing 08/15/54 as collateral, with a value of $5,255,391) to be repurchased at $5,153,017	5,152,344	5,152,344
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	1,921,052	1,921,052
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	1,586,699	1,586,699
Total Repurchase Agreements
(Cost $15,738,845)		15,738,845

Total Investments - 173.9%
(Cost $26,687,235)		$26,731,865

U.S. Government Securities Sold Short† - (85.7)%
U.S. Treasury Bonds
4.25% due 08/15/54††	12,900,000	(13,174,125)
Total U.S. Government Securities Sold Short - (85.7)%
(Proceeds $13,299,658)		$(13,174,125)
Other Assets & Liabilities, net - 11.8%		1,814,982
Total Net Assets - 100.0%		$15,372,722

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	17	Dec 2024	$2,265,781	$48,167

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 319

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as short security collateral at September 30, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,685,860	$—	$—	$6,685,860
U.S. Treasury Bills	—	3,107,621	—	3,107,621
Federal Agency Discount Notes	—	1,199,539	—	1,199,539
Repurchase Agreements	—	15,738,845	—	15,738,845
Interest Rate Futures Contracts**	48,167	—	—	48,167
Total Assets	$6,734,027	$20,046,005	$—	$26,780,032

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$13,174,125	$—	$13,174,125

**	This derivative is reported as unrealized appreciation/depreciation at period end.

320 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,180,462	$—	$(1,800,000)	$(19,647)	$50,566	$3,411,381	137,556	$119,237
Guggenheim Ultra Short Duration Fund — Institutional Class	4,734,506	—	(1,500,000)	(3,171)	43,144	3,274,479	326,794	101,889
	$9,914,968	$—	$(3,300,000)	$(22,818)	$93,710	$6,685,860		$221,126

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 321

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $4,306,371)	$4,307,160
Investments in affiliated issuers, at value (cost $6,642,019)	6,685,860
Repurchase agreements, at value (cost $15,738,845)	15,738,845
Receivables:
Fund shares sold	1,053,542
Securities sold	817,000
Dividends	28,357
Variation margin on futures contracts	8,867
Interest	6,373
Total assets	28,646,004

Liabilities:
Securities sold short, at value (proceeds $13,299,658)	13,174,125
Payable for:
Management fees	9,935
Transfer agent fees	7,101
Distribution and service fees	1,407
Portfolio accounting and administration fees	617
Trustees’ fees*	142
Fund shares redeemed	12
Miscellaneous	79,943
Total liabilities	13,273,282
Net assets	$15,372,722

Net assets consist of:
Paid in capital	$251,104,087
Total distributable earnings (loss)	(235,731,365)
Net assets	$15,372,722

Investor Class:
Net assets	$9,540,022
Capital shares outstanding	50,198
Net asset value per share	$190.05
Class A:
Net assets	$2,622,139
Capital shares outstanding	14,596
Net asset value per share	$179.65
Maximum offering price per share (Net asset value divided by 95.25%)	$188.60
Class C:
Net assets	$544,971
Capital shares outstanding	3,645
Net asset value per share	$149.51
Class H:
Net assets	$2,665,590
Capital shares outstanding	14,772
Net asset value per share	$180.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$221,126
Interest	625,398
Total investment income	846,524

Expenses:
Management fees	80,680
Distribution and service fees:
Class A	3,573
Class C	2,828
Class H	3,722
Transfer agent fees	18,485
Interest expense	313,665
Portfolio accounting and administration fees	13,677
Professional fees	4,738
Trustees’ fees*	1,255
Custodian fees	1,156
Miscellaneous	11,139
Total expenses	454,918
Less:
Expenses reimbursed by Adviser	(8,966)
Expenses waived by Adviser	(4,922)
Total waived/reimbursed expenses	(13,888)
Net expenses	441,030
Net investment income	405,494

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	59
Investments in affiliated issuers	(22,818)
Investments sold short	(834,726)
Futures contracts	(197,483)
Net realized loss	(1,054,968)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	555
Investments in affiliated issuers	93,710
Investments sold short	332,320
Futures contracts	98,422
Net change in unrealized appreciation (depreciation)	525,007
Net realized and unrealized loss	(529,961)
Net decrease in net assets resulting from operations	$(124,467)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

322 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$405,494	$1,563,051
Net realized gain (loss) on investments	(1,054,968)	3,037,041
Net change in unrealized appreciation (depreciation) on investments	525,007	1,158,430
Net increase (decrease) in net assets resulting from operations	(124,467)	5,758,522

Distributions to shareholders:
Investor Class	—	(201,149)
Class A	—	(41,496)
Class C	—	(11,320)
Class H	—	(41,518)
Total distributions to shareholders	—	(295,483)

Capital share transactions:
Proceeds from sale of shares
Investor Class	30,987,099	146,365,405
Class A	913,641	873,386
Class C	63,032	219,029
Class H	2,311,127	12,820,341
Distributions reinvested
Investor Class	—	195,362
Class A	—	38,381
Class C	—	10,648
Class H	—	41,355
Cost of shares redeemed
Investor Class	(34,506,462)	(167,273,388)
Class A	(1,117,481)	(2,276,323)
Class C	(93,496)	(642,663)
Class H	(2,378,455)	(24,814,951)
Net decrease from capital share transactions	(3,820,995)	(34,443,418)
Net decrease in net assets	(3,945,462)	(28,980,379)

Net assets:
Beginning of period	19,318,184	48,298,563
End of period	$15,372,722	$19,318,184

Capital share activity:
Shares sold
Investor Class	157,510	793,646
Class A	4,903	4,973
Class C	417	1,456
Class H	12,021	75,821
Shares issued from reinvestment of distributions
Investor Class	—	1,032
Class A	—	214
Class C	—	71
Class H	—	230
Shares redeemed
Investor Class	(175,423)	(904,401)
Class A	(6,021)	(12,690)
Class C	(600)	(4,333)
Class H	(12,387)	(149,365)
Net decrease in shares	(19,580)	(193,346)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 323

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$192.41	$166.83	$133.30	$139.52	$114.58	$165.45
Income (loss) from investment operations:
Net investment income (loss)[b]	4.58	8.64	(.15)	(3.89)	(1.30)	.60
Net gain (loss) on investments (realized and unrealized)	(6.94)	19.22	33.68	(2.33)	26.68	(51.47)
Total from investment operations	(2.36)	27.86	33.53	(6.22)	25.38	(50.87)
Less distributions from:
Net investment income	—	(2.28)	—	—	(.44)	—
Total distributions	—	(2.28)	—	—	(.44)	—
Net asset value, end of period	$190.05	$192.41	$166.83	$133.30	$139.52	$114.58

Total Return	(1.23%)	16.72%	25.15%	(4.46%)	22.19%	(30.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,540	$13,105	$29,663	$78,436	$36,863	$20,983
Ratios to average net assets:
Net investment income (loss)	4.64%	4.62%	(0.09%)	(3.02%)	(2.46%)	0.40%
Total expenses[c]	4.96%	4.75%	4.32%	3.31%	2.75%	2.91%
Net expenses[d,e]	4.80%	4.63%	4.28%	3.29%	2.73%	2.89%
Portfolio turnover rate	264%	662%	1,076%	2,058%	2,159%	864%

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$182.11	$158.40	$126.88	$133.13	$109.61	$158.62
Income (loss) from investment operations:
Net investment income (loss)[b]	4.09	7.77	.56	(3.77)	(1.09)	.20
Net gain (loss) on investments (realized and unrealized)	(6.55)	18.22	30.96	(2.48)	25.05	(49.21)
Total from investment operations	(2.46)	25.99	31.52	(6.25)	23.96	(49.01)
Less distributions from:
Net investment income	—	(2.28)	—	—	(.44)	—
Total distributions	—	(2.28)	—	—	(.44)	—
Net asset value, end of period	$179.65	$182.11	$158.40	$126.88	$133.13	$109.61

Total Return[f]	(1.35%)	16.42%	24.84%	(4.69%)	21.95%	(30.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,622	$2,862	$3,677	$4,385	$4,798	$4,832
Ratios to average net assets:
Net investment income (loss)	4.39%	4.40%	0.37%	(3.11%)	(2.59%)	0.15%
Total expenses[c]	5.21%	5.01%	4.61%	3.47%	2.97%	3.17%
Net expenses[d,e]	5.05%	4.88%	4.56%	3.45%	2.94%	3.15%
Portfolio turnover rate	264%	662%	1,076%	2,058%	2,159%	864%

324 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$152.14	$133.62	$107.86	$114.03	$94.64	$138.00
Income (loss) from investment operations:
Net investment income (loss)[b]	2.83	5.42	(1.03)	(4.01)	(1.11)	(.75)
Net gain (loss) on investments (realized and unrealized)	(5.46)	15.38	26.79	(2.16)	20.94	(42.61)
Total from investment operations	(2.63)	20.80	25.76	(6.17)	19.83	(43.36)
Less distributions from:
Net investment income	—	(2.28)	—	—	(.44)	—
Total distributions	—	(2.28)	—	—	(.44)	—
Net asset value, end of period	$149.51	$152.14	$133.62	$107.86	$114.03	$94.64

Total Return[f]	(1.73%)	15.56%	23.88%	(5.41%)	21.00%	(31.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$545	$582	$886	$1,048	$1,500	$2,472
Ratios to average net assets:
Net investment income (loss)	3.64%	3.64%	(0.79%)	(3.85%)	(3.32%)	(0.59%)
Total expenses[c]	5.96%	5.76%	5.35%	4.22%	3.70%	3.93%
Net expenses[d,e]	5.80%	5.64%	5.31%	4.19%	3.68%	3.91%
Portfolio turnover rate	264%	662%	1,076%	2,058%	2,159%	864%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 325

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$182.92	$159.09	$127.42	$133.70	$109.85	$159.05
Income (loss) from investment operations:
Net investment income (loss)[b]	4.11	7.67	(.55)	(3.95)	(.98)	.25
Net gain (loss) on investments (realized and unrealized)	(6.58)	18.44	32.22	(2.33)	25.27	(49.45)
Total from investment operations	(2.47)	26.11	31.67	(6.28)	24.29	(49.20)
Less distributions from:
Net investment income	—	(2.28)	—	—	(.44)	—
Total distributions	—	(2.28)	—	—	(.44)	—
Net asset value, end of period	$180.45	$182.92	$159.09	$127.42	$133.70	$109.85

Total Return	(1.35%)	16.43%	24.85%	(4.70%)	22.18%	(30.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,666	$2,769	$14,072	$11,922	$7,472	$5,881
Ratios to average net assets:
Net investment income (loss)	4.38%	4.37%	(0.36%)	(3.20%)	(2.62%)	0.16%
Total expenses[c]	5.21%	4.99%	4.55%	3.49%	2.94%	3.30%
Net expenses[d,e]	5.05%	4.88%	4.51%	3.47%	2.92%	3.28%
Portfolio turnover rate	264%	662%	1,076%	2,058%	2,159%	872%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the periods presented would be:

	09/30/24[a]	03/31/24	03/31/23	03/31/22	03/31/21	03/31/20
Investor Class	1.30%	1.37%	1.40%	1.39%	1.47%	1.50%
Class A	1.56%	1.61%	1.64%	1.63%	1.73%	1.75%
Class C	2.31%	2.36%	2.40%	2.38%	2.48%	2.50%
Class H	1.56%	1.62%	1.65%	1.64%	1.73%	1.75%

[f]	Total return does not reflect the impact of any applicable sales charges.
[g]	Reverse share split — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

326 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 7.5%
Guggenheim Strategy Fund III[1]	79,841	$1,987,244
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,335,155
Guggenheim Strategy Fund II1	53,173	1,318,684
Total Mutual Funds
(Cost $4,578,426)		4,641,083

	Face Amount
FEDERAL AGENCY NOTES†† - 22.1%
Federal Home Loan Bank
4.84% (SOFR, Rate Floor: 0.00%) due 11/15/24◊	$4,000,000	3,999,792
4.96% (SOFR + 0.12%, Rate Floor: 0.00%) due 11/18/24◊	3,000,000	3,000,378
4.88% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	3,000,000	2,999,868
Federal Farm Credit Bank
5.50% due 11/25/24	2,000,000	2,002,160
Freddie Mac
5.15% due 01/17/25	1,600,000	1,600,320
Total Federal Agency Notes
(Cost $13,601,066)		13,602,518

FEDERAL AGENCY DISCOUNT NOTES†† - 16.8%
Federal Home Loan Bank
4.68% due 10/23/24[2]	6,400,000	6,381,696
4.68% due 11/13/24[2]	3,000,000	2,982,908
4.68% due 10/16/24[2]	1,000,000	997,977
Total Federal Agency Discount Notes
(Cost $10,362,581)		10,362,581

U.S. GOVERNMENT SECURITIES†† - 6.5%
United States Treasury Floating Rate Note
4.73% (3 Month U.S. Treasury Bill Rate + 0.14%, Rate Floor: 0.00%) due 10/31/24◊	4,000,000	3,999,023
Total U.S. Government Securities
(Cost $3,999,884)		3,999,023

U.S. TREASURY BILLS†† - 4.6%
U.S. Treasury Bills
4.70% due 10/22/24[2]	2,000,000	1,994,504
4.63% due 10/10/24[2,3]	867,000	865,993
Total U.S. Treasury Bills
(Cost $2,859,914)		2,860,497

REPURCHASE AGREEMENTS††,4 - 36.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[5]	12,168,302	12,168,302
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[5]	10,050,451	10,050,451
Total Repurchase Agreements
(Cost $22,218,753)		22,218,753

Total Investments - 93.5%
(Cost $57,620,624)		$57,684,455
Other Assets & Liabilities, net - 6.5%		4,028,424
Total Net Assets - 100.0%		$61,712,879

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 327

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
HIGH YIELD STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	568	Dec 2024	$62,453,375	$(71,346)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	$49,600,000	$3,636,325	$3,633,001	$3,324
Goldman Sachs International	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	6,700,000	491,197	490,179	1,018
							$4,127,522	$4,123,180	$4,342

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.08% (Federal Funds Rate + 0.25%)	At Maturity	10/29/24	16,337	$1,311,861	$2,941
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	1,788	174,858	518
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	1,222	98,142	330
							$1,584,861	$3,789

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

328 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,641,083	$—	$—	$4,641,083
Federal Agency Notes	—	13,602,518	—	13,602,518
Federal Agency Discount Notes	—	10,362,581	—	10,362,581
U.S. Government Securities	—	3,999,023	—	3,999,023
U.S. Treasury Bills	—	2,860,497	—	2,860,497
Repurchase Agreements	—	22,218,753	—	22,218,753
Credit Default Swap Agreements**	—	4,342	—	4,342
Credit Index Swap Agreements**	—	3,789	—	3,789
Total Assets	$4,641,083	$53,051,503	$—	$57,692,586

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$71,346	$—	$—	$71,346

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,308,049	$—	$—	$—	$10,635	$1,318,684	53,173	$37,455
Guggenheim Strategy Fund III	1,969,680	—	—	—	17,564	1,987,244	79,841	53,912
Guggenheim Ultra Short Duration Fund — Institutional Class	1,320,497	—	—	—	14,658	1,335,155	133,249	34,412
	$4,598,226	$—	$—	$—	$42,857	$4,641,083		$125,779

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 329

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $30,823,445)	$30,824,619
Investments in affiliated issuers, at value (cost $4,578,426)	4,641,083
Repurchase agreements, at value (cost $22,218,753)	22,218,753
Segregated cash with broker	883,211
Unamortized upfront premiums paid on credit default swap agreements	4,123,180
Unrealized appreciation on OTC swap agreements	3,789
Receivables:
Swap settlement	228,628
Interest	144,514
Protection fees on credit default swap agreements	86,014
Fund shares sold	23,312
Dividends	19,574
Total assets	63,196,677

Liabilities:
Segregated cash due to broker	433,544
Payable for:
Variation margin on credit default swap agreements	770,440
Variation margin on futures contracts	162,673
Fund shares redeemed	31,905
Management fees	27,887
Transfer agent fees	18,310
Distribution and service fees	9,660
Portfolio accounting and administration fees	3,850
Trustees’ fees*	369
Miscellaneous	25,160
Total liabilities	1,483,798
Net assets	$61,712,879

Net assets consist of:
Paid in capital	$70,812,911
Total distributable earnings (loss)	(9,100,032)
Net assets	$61,712,879
Class A:
Net assets	$3,278,781
Capital shares outstanding	25,345
Net asset value per share	$129.37
Maximum offering price per share (Net asset value divided by 95.25%)	$135.82
Class C:
Net assets	$499,807
Capital shares outstanding	4,661
Net asset value per share	$107.23
Class H:
Net assets	$57,934,291
Capital shares outstanding	448,100
Net asset value per share	$129.29

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$125,779
Interest	829,240
Total investment income	955,019

Expenses:
Management fees	142,589
Distribution and service fees:
Class A	3,849
Class C	2,222
Class H	43,124
Transfer agent fees	39,440
Portfolio accounting and administration fees	29,007
Registration fees	15,073
Professional fees	8,338
Custodian fees	2,417
Trustees’ fees*	2,039
Miscellaneous	12,725
Total expenses	300,823
Less:
Expenses reimbursed by Adviser	(9,497)
Expenses waived by Adviser	(1,658)
Total waived/reimbursed expenses	(11,155)
Net expenses	289,668
Net investment income	665,351

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	168
Swap agreements	1,389,539
Futures contracts	644,836
Net realized gain	2,034,543
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,387)
Investments in affiliated issuers	42,857
Swap agreements	(53,536)
Futures contracts	(165,074)
Net change in unrealized appreciation (depreciation)	(177,140)
Net realized and unrealized gain	1,857,403
Net increase in net assets resulting from operations	$2,522,754

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

330 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$665,351	$1,337,382
Net realized gain on investments	2,034,543	2,497,595
Net change in unrealized appreciation (depreciation) on investments	(177,140)	(237,216)
Net increase in net assets resulting from operations	2,522,754	3,597,761

Distributions to shareholders:
Class A	—	(137,018)
Class C	—	(33,052)
Class H	—	(1,598,601)
Total distributions to shareholders	—	(1,768,671)

Capital share transactions:
Proceeds from sale of shares
Class A	706,314	1,827,822
Class C	221,569	785,584
Class H	100,580,345	136,262,338
Distributions reinvested
Class A	—	136,021
Class C	—	27,809
Class H	—	1,594,479
Cost of shares redeemed
Class A	(620,542)	(1,695,572)
Class C	(166,963)	(1,677,806)
Class H	(77,774,336)	(121,545,224)
Net increase from capital share transactions	22,946,387	15,715,451
Net increase in net assets	25,469,141	17,544,541

Net assets:
Beginning of period	36,243,738	18,699,197
End of period	$61,712,879	$36,243,738

Capital share activity:
Shares sold
Class A	5,721	15,897
Class C	2,158	8,108
Class H	803,456	1,177,645
Shares issued from reinvestment of distributions
Class A	—	1,178
Class C	—	289
Class H	—	13,812
Shares redeemed
Class A	(5,024)	(14,472)
Class C	(1,632)	(17,200)
Class H	(626,237)	(1,051,014)
Net increase in shares	178,442	134,243

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 331

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$121.29	$114.48	$117.11	$122.60	$108.68	$120.48
Income (loss) from investment operations:
Net investment income (loss)[b]	2.18	3.96	1.41	(1.36)	(.55)	.70
Net gain (loss) on investments (realized and unrealized)	5.90	7.66	(3.68)	(4.13)	14.47 [f]	(7.05)
Total from investment operations	8.08	11.62	(2.27)	(5.49)	13.92	(6.35)
Less distributions from:
Net investment income	—	(4.81)	(.36)	—	—	(5.45)
Total distributions	—	(4.81)	(.36)	—	—	(5.45)
Net asset value, end of period	$129.37	$121.29	$114.48	$117.11	$122.60	$108.68

Total Return[c]	6.66%	10.33%	(1.89%)	(4.48%)	12.81%	(5.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,279	$2,990	$2,524	$2,962	$4,021	$3,933
Ratios to average net assets:
Net investment income (loss)	3.53%	3.40%	1.28%	(1.10%)	(1.21%)	0.58%
Total expenses[d]	1.57%	1.59%	1.54%	1.51%	1.60%	1.63%
Net expenses[e]	1.51%	1.54%	1.52%	1.49%	1.57%	1.61%
Portfolio turnover rate	—	—	—	40%	134%	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$100.93	$96.73	$99.75	$105.21	$93.96	$105.62
Income (loss) from investment operations:
Net investment income (loss)[b]	1.43	2.49	.50	(1.97)	(.81)	(.20)
Net gain (loss) on investments (realized and unrealized)	4.87	6.52	(3.16)	(3.49)	12.06 [f]	(6.01)
Total from investment operations	6.30	9.01	(2.66)	(5.46)	11.25	(6.21)
Less distributions from:
Net investment income	—	(4.81)	(.36)	—	—	(5.45)
Total distributions	—	(4.81)	(.36)	—	—	(5.45)
Net asset value, end of period	$107.23	$100.93	$96.73	$99.75	$105.21	$93.96

Total Return[c]	6.24%	9.51%	(2.62%)	(5.19%)	11.97%	(6.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$500	$417	$1,251	$1,313	$2,136	$866
Ratios to average net assets:
Net investment income (loss)	2.78%	2.55%	0.53%	(1.86%)	(1.96%)	(0.20%)
Total expenses[d]	2.32%	2.33%	2.29%	2.26%	2.34%	2.38%
Net expenses[e]	2.26%	2.30%	2.27%	2.24%	2.32%	2.36%
Portfolio turnover rate	—	—	—	40%	134%	—

332 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$121.22	$114.41	$117.03	$122.51	$108.54	$120.32
Income (loss) from investment operations:
Net investment income (loss)[b]	2.17	3.98	1.61	(1.41)	(.47)	.75
Net gain (loss) on investments (realized and unrealized)	5.90	7.64	(3.87)	(4.07)	14.44 [f]	(7.08)
Total from investment operations	8.07	11.62	(2.26)	(5.48)	13.97	(6.33)
Less distributions from:
Net investment income	—	(4.81)	(.36)	—	—	(5.45)
Total distributions	—	(4.81)	(.36)	—	—	(5.45)
Net asset value, end of period	$129.29	$121.22	$114.41	$117.03	$122.51	$108.54

Total Return	6.66%	10.32%	(1.88%)	(4.47%)	12.87%	(5.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,934	$32,837	$14,924	$16,947	$19,835	$23,125
Ratios to average net assets:
Net investment income (loss)	3.51%	3.41%	1.45%	(1.14%)	(1.23%)	0.59%
Total expenses[d]	1.57%	1.58%	1.55%	1.51%	1.61%	1.63%
Net expenses[e]	1.52%	1.54%	1.53%	1.49%	1.59%	1.61%
Portfolio turnover rate	—	—	—	40%	134%	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split — Per share amounts for the period presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 333

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 19.9%
Guggenheim Strategy Fund II1	29,310	$726,877
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,683	377,584
Total Mutual Funds
(Cost $1,096,686)		1,104,461

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.0%
Federal Home Loan Bank
4.60% due 10/02/24[2]	$500,000	499,936
Total Federal Agency Discount Notes
(Cost $499,936)		499,936

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	65,000	64,924
Total U.S. Treasury Bills
(Cost $64,917)		64,924

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 65.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	$1,980,978	$1,980,978
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	1,636,195	1,636,195
Total Repurchase Agreements
(Cost $3,617,173)		3,617,173

Total Investments - 95.2%
(Cost $5,278,712)		$5,286,494
Other Assets & Liabilities, net - 4.8%		266,726
Total Net Assets - 100.0%		$5,553,220

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	52	Dec 2024	$5,717,563	$(11,119)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	$5,250,000	$(384,893)	$(382,090)	$(2,803)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

334 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,104,461	$—	$—	$1,104,461
Federal Agency Discount Notes	—	499,936	—	499,936
U.S. Treasury Bills	—	64,924	—	64,924
Repurchase Agreements	—	3,617,173	—	3,617,173
Total Assets	$1,104,461	$4,182,033	$—	$5,286,494

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$11,119	$—	$—	$11,119
Credit Default Swap Agreements**	—	2,803	—	2,803
Total Liabilities	$11,119	$2,803	$—	$13,922

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$721,015	$—	$—	$—	$5,862	$726,877	29,310	$20,645
Guggenheim Ultra Short Duration Fund — Institutional Class	373,439	—	—	—	4,145	377,584	37,683	9,732
	$1,094,454	$—	$—	$—	$10,007	$1,104,461		$30,377

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 335

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $564,853)	$564,860
Investments in affiliated issuers, at value (cost $1,096,686)	1,104,461
Repurchase agreements, at value (cost $3,617,173)	3,617,173
Segregated cash with broker	594,612
Receivables:
Variation margin on credit default swap agreements	75,362
Variation margin on futures contracts	14,839
Dividends	4,752
Interest	488
Fund shares sold	22
Total assets	5,976,569

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	382,090
Payable for:
Swap settlement	22,270
Protection fees on credit default swap agreements	8,021
Management fees	3,156
Transfer agent fees	2,627
Distribution and service fees	1,087
Portfolio accounting and administration fees	442
Trustees’ fees*	52
Miscellaneous	3,604
Total liabilities	423,349
Net assets	$5,553,220

Net assets consist of:
Paid in capital	$16,890,163
Total distributable earnings (loss)	(11,336,943)
Net assets	$5,553,220
Class A:
Net assets	$239,828
Capital shares outstanding	5,079
Net asset value per share	$47.22
Maximum offering price per share (Net asset value divided by 95.25%)	$49.57
Class C:
Net assets	$18,254
Capital shares outstanding	443
Net asset value per share	$41.24
Class H:
Net assets	$5,295,138
Capital shares outstanding	109,279
Net asset value per share	$48.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$30,377
Interest	139,643
Total investment income	170,020

Expenses:
Management fees	24,915
Distribution and service fees:
Class A	310
Class C	139
Class H	7,960
Transfer agent fees	6,825
Portfolio accounting and administration fees	5,068
Registration fees	3,577
Professional fees	1,607
Trustees’ fees*	436
Custodian fees	426
Miscellaneous	725
Total expenses	51,988
Less:
Expenses reimbursed by Adviser	(1,659)
Expenses waived by Adviser	(469)
Total waived expenses	(2,128)
Net expenses	49,860
Net investment income	120,160

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4
Swap agreements	(223,181)
Futures contracts	(126,282)
Net realized loss	(349,459)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	8
Investments in affiliated issuers	10,007
Swap agreements	10,419
Futures contracts	7,057
Net change in unrealized appreciation (depreciation)	27,491
Net realized and unrealized loss	(321,968)
Net decrease in net assets resulting from operations	$(201,808)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

336 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$120,160	$397,509
Net realized loss on investments	(349,459)	(1,040,432)
Net change in unrealized appreciation (depreciation) on investments	27,491	490,522
Net decrease in net assets resulting from operations	(201,808)	(152,401)

Capital share transactions:
Proceeds from sale of shares
Class A	59,307	149,996
Class C	10,000	14,129
Class H	12,203,736	37,702,557
Cost of shares redeemed
Class A	(44,936)	(259,305)
Class C	(15,005)	(73,793)
Class H	(12,823,360)	(49,378,394)
Net decrease from capital share transactions	(610,258)	(11,844,810)
Net decrease in net assets	(812,066)	(11,997,211)

Net assets:
Beginning of period	6,365,286	18,362,497
End of period	$5,553,220	$6,365,286

Capital share activity:
Shares sold
Class A	1,215	2,986
Class C	231	320
Class H	240,737	732,244
Shares redeemed
Class A	(930)	(5,233)
Class C	(359)	(1,679)
Class H	(254,234)	(960,166)
Net decrease in shares	(13,340)	(231,528)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 337

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$48.49	$49.81	$49.19	$50.15	$62.01	$60.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.88	1.72	(.01)	(.64)	(.68)	.24
Net gain (loss) on investments (realized and unrealized)	(2.15)	(3.04)	.63 [f]	.82	(7.31)	1.30
Total from investment operations	(1.27)	(1.32)	.62	.18	(7.99)	1.54
Less distributions from:
Net investment income	—	—	—	(1.14)	(3.87)	—
Total distributions	—	—	—	(1.14)	(3.87)	—
Net asset value, end of period	$47.22	$48.49	$49.81	$49.19	$50.15	$62.01

Total Return[c]	(2.62%)	(2.65%)	1.26%	0.47%	(12.88%)	2.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240	$232	$351	$238	$5,612	$256
Ratios to average net assets:
Net investment income (loss)	3.62%	3.43%	(0.02%)	(1.31%)	(1.28%)	0.40%
Total expenses[d]	1.57%	1.58%	1.55%	1.50%	1.56%	1.62%
Net expenses[e]	1.50%	1.54%	1.55%	1.49%	1.54%	1.61%
Portfolio turnover rate	—	—	—	344%	438%	254%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$42.50	$44.00	$43.75	$44.74	$56.62	$55.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.61	1.17	.01	(.81)	(.90)	(.05)
Net gain (loss) on investments (realized and unrealized)	(1.87)	(2.67)	.24 [f]	.96	(7.11)	.91
Total from investment operations	(1.26)	(1.50)	.25	.15	(8.01)	.86
Less distributions from:
Net investment income	—	—	—	(1.14)	(3.87)	—
Total distributions	—	—	—	(1.14)	(3.87)	—
Net asset value, end of period	$41.24	$42.50	$44.00	$43.75	$44.74	$56.62

Total Return[c]	(2.96%)	(3.41%)	0.57%	0.45%	(14.23%)	1.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18	$24	$85	$119	$162	$362
Ratios to average net assets:
Net investment income (loss)	2.87%	2.64%	0.01%	(1.88%)	(1.78%)	(0.09%)
Total expenses[d]	2.32%	2.33%	2.29%	2.26%	2.36%	2.37%
Net expenses[e]	2.25%	2.29%	2.29%	2.22%	2.31%	2.34%
Portfolio turnover rate	—	—	—	344%	438%	254%

338 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$49.75	$51.12	$50.44	$50.99	$63.45	$61.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.91	1.75	.47	(.68)	(.74)	.06
Net gain (loss) on investments (realized and unrealized)	(2.20)	(3.12)	.21 [f]	1.27	(7.85)	1.42
Total from investment operations	(1.29)	(1.37)	.68	.59	(8.59)	1.48
Less distributions from:
Net investment income	—	—	—	(1.14)	(3.87)	—
Total distributions	—	—	—	(1.14)	(3.87)	—
Net asset value, end of period	$48.46	$49.75	$51.12	$50.44	$50.99	$63.45

Total Return	(2.59%)	(2.68%)	1.35%	1.27%	(13.58%)	2.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,295	$6,109	$17,927	$6,706	$3,719	$13,479
Ratios to average net assets:
Net investment income (loss)	3.62%	3.39%	0.88%	(1.35%)	(1.26%)	0.09%
Total expenses[d]	1.56%	1.58%	1.54%	1.52%	1.62%	1.64%
Net expenses[e]	1.50%	1.55%	1.53%	1.51%	1.60%	1.62%
Portfolio turnover rate	—	—	—	344%	438%	254%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 339

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 42.4%

Communications - 13.9%
Alibaba Group Holding Ltd. ADR	1,688	$179,130
PDD Holdings, Inc. ADR*	581	78,325
JD.com, Inc. ADR	1,327	53,080
Trip.com Group Ltd. ADR*	513	30,487
Baidu, Inc. ADR*	265	27,902
America Movil SAB de CV ADR	885	14,479
Chunghwa Telecom Company Ltd. ADR	353	14,003
Telkom Indonesia Persero Tbk PT ADR	441	8,723
Tencent Music Entertainment Group ADR	615	7,411
Full Truck Alliance Company Ltd. ADR	688	6,199
Kanzhun Ltd. ADR	308	5,347
Total Communications		425,086

Technology - 12.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,446	251,127
Infosys Ltd. ADR[1]	3,003	66,877
NetEase, Inc. ADR	323	30,204
United Microelectronics Corp. ADR[1]	2,163	18,212
ASE Technology Holding Company Ltd. ADR	1,589	15,509
Wipro Ltd. ADR[1]	1,311	8,495
Total Technology		390,424

Financial - 7.7%
HDFC Bank Ltd. ADR	1,562	97,719
ICICI Bank Ltd. ADR	1,897	56,625
KB Financial Group, Inc. ADR	352	21,736
Shinhan Financial Group Company Ltd. ADR	473	20,041
KE Holdings, Inc. ADR	664	13,220
Banco Bradesco S.A. ADR	4,929	13,111
Woori Financial Group, Inc. ADR[1]	204	7,289
Banco de Chile ADR	206	5,214
Total Financial		234,955

Basic Materials - 3.0%
Vale S.A. ADR	3,328	38,871
POSCO Holdings, Inc. ADR	283	19,807
Gold Fields Ltd. ADR	829	12,725
Suzano S.A. ADR[1]	645	6,450
Sociedad Quimica y Minera de Chile S.A. ADR[1]	133	5,544
Harmony Gold Mining Company Ltd. ADR	512	5,207
Gerdau S.A. ADR	1,288	4,508
Total Basic Materials		93,112

Consumer, Non-cyclical - 2.0%
Fomento Economico Mexicano SAB de CV ADR	164	16,188
BeiGene Ltd. ADR*	58	13,022
Ambev S.A. ADR	4,095	9,992
Dr Reddy’s Laboratories Ltd. ADR	113	8,978
New Oriental Education & Technology Group, Inc. ADR	118	8,949
Coca-Cola Femsa SAB de CV ADR	49	4,347
Total Consumer, Non-cyclical		61,476

Industrial - 1.1%
ZTO Express Cayman, Inc. ADR	349	8,645
Cemex SAB de CV ADR	1,405	8,570
Grupo Aeroportuario del Pacifico SAB de CV ADR	38	6,613
Embraer S.A. ADR*	160	5,659
Grupo Aeroportuario del Sureste SAB de CV ADR	16	4,524
Total Industrial		34,011

Consumer, Cyclical - 0.8%
Li Auto, Inc. ADR*,1	589	15,108
NIO, Inc. ADR*,1	1,626	10,862
Total Consumer, Cyclical		25,970

Energy - 0.8%
Petroleo Brasileiro S.A. ADR	1,727	24,886

Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	425	7,029
Centrais Eletricas Brasileiras S.A. ADR[1]	847	6,124
Total Utilities		13,153

Total Common Stocks
(Cost $764,508)		1,303,073

PREFERRED STOCKS† - 1.9%
Financial - 1.0%
Itau Unibanco Holding S.A. ADR	4,498	29,912

Energy - 0.9%
Petroleo Brasileiro S.A. ADR	2,054	27,092
Total Preferred Stocks
(Cost $37,568)		57,004

	Face Amount
REPURCHASE AGREEMENTS††,2 - 52.5%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[3]	$883,412	883,412
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[3]	729,657	729,657
Total Repurchase Agreements
(Cost $1,613,069)		1,613,069

340 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 3.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[5]	112,491	$112,491
Total Securities Lending Collateral
(Cost $112,491)		112,491

Total Investments - 100.5%
(Cost $2,527,636)		$3,085,637
Other Assets & Liabilities, net - (0.5)%		(15,733)
Total Net Assets - 100.0%		$3,069,904

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	5.08% (Federal Funds Rate + 0.25%)	At Maturity	12/18/24	1,158	$3,687,916	$98,017
BNP Paribas	S&P Emerging 50 ADR Index	Pay	5.43% (Federal Funds Rate + 0.60%)	At Maturity	12/19/24	348	1,108,400	31,523
							$4,796,316	$129,540

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 341

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,303,073	$—	$—	$1,303,073
Preferred Stocks	57,004	—	—	57,004
Repurchase Agreements	—	1,613,069	—	1,613,069
Securities Lending Collateral	112,491	—	—	112,491
Equity Index Swap Agreements**	—	129,540	—	129,540
Total Assets	$1,472,568	$1,742,609	$—	$3,215,177

**	This derivative is reported as unrealized appreciation/depreciation at period end.

342 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $108,517 of securities loaned (cost $914,567)	$1,472,568
Repurchase agreements, at value (cost $1,613,069)	1,613,069
Cash	655
Unrealized appreciation on OTC swap agreements	129,540
Receivables:
Fund shares sold	129,435
Swap settlement	9,485
Dividends	2,647
Interest	218
Securities lending income	41
Total assets	3,357,658

Liabilities:
Segregated cash due to broker	120,000
Payable for:
Return of securities lending collateral	112,491
Fund shares redeemed	48,977
Management fees	1,900
Transfer agent fees	1,252
Distribution and service fees	671
Portfolio accounting and administration fees	222
Trustees’ fees*	25
Miscellaneous	2,216
Total liabilities	287,754
Net assets	$3,069,904

Net assets consist of:
Paid in capital	$17,934,946
Total distributable earnings (loss)	(14,865,042)
Net assets	$3,069,904
Class A:
Net assets	$249,474
Capital shares outstanding	3,505
Net asset value per share	$71.18
Maximum offering price per share (Net asset value divided by 95.25%)	$74.73
Class C:
Net assets	$252,355
Capital shares outstanding	3,899
Net asset value per share	$64.72
Class H:
Net assets	$2,568,075
Capital shares outstanding	36,200
Net asset value per share	$70.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $816)	$21,643
Interest	46,059
Income from securities lending, net	508
Total investment income	68,210

Expenses:
Management fees	13,236
Distribution and service fees:
Class A	264
Class C	910
Class H	3,187
Transfer agent fees	3,148
Portfolio accounting and administration fees	3,017
Registration fees	1,637
Interest expense	1,060
Professional fees	682
Custodian fees	189
Trustees’ fees*	186
Miscellaneous	945
Total expenses	28,461
Less:
Expenses reimbursed by Adviser	(1,470)
Net expenses	26,991
Net investment income	41,219

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	47,500
Swap agreements	346,685
Net realized gain	394,185
Net change in unrealized appreciation (depreciation) on:
Investments	117,634
Swap agreements	195,414
Net change in unrealized appreciation (depreciation)	313,048
Net realized and unrealized gain	707,233
Net increase in net assets resulting from operations	$748,452

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 343

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$41,219	$85,880
Net realized gain on investments	394,185	382,168
Net change in unrealized appreciation (depreciation) on investments	313,048	(9,018)
Net increase in net assets resulting from operations	748,452	459,030

Distributions to shareholders:
Class A	—	(5,559)
Class C	—	(1,980)
Class H	—	(118,887)
Total distributions to shareholders	—	(126,426)

Capital share transactions:
Proceeds from sale of shares
Class A	324,843	1,709,814
Class C	150,024	71,088
Class H	47,227,889	95,653,191
Distributions reinvested
Class A	—	5,559
Class C	—	1,880
Class H	—	118,161
Cost of shares redeemed
Class A	(318,587)	(1,844,361)
Class C	(60,957)	(98,102)
Class H	(47,996,733)	(96,053,650)
Net decrease from capital share transactions	(673,521)	(436,420)
Net increase (decrease) in net assets	74,931	(103,816)

Net assets:
Beginning of period	2,994,973	3,098,789
End of period	$3,069,904	$2,994,973

Capital share activity:
Shares sold
Class A	5,375	31,716
Class C	2,737	1,483
Class H	792,945	1,824,086
Shares issued from reinvestment of distributions
Class A	—	108
Class C	—	40
Class H	—	2,291
Shares redeemed
Class A	(5,410)	(35,082)
Class C	(972)	(2,027)
Class H	(804,571)	(1,826,338)
Net decrease in shares	(9,896)	(3,723)

344 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$56.30	$54.39	$68.28	$116.33	$44.29	$71.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.96	1.36	.89	(.03)	(.94)	.17
Net gain (loss) on investments (realized and unrealized)	13.92	1.76	(14.78)	(48.02)	72.98	(26.42)
Total from investment operations	14.88	3.12	(13.89)	(48.05)	72.04	(26.25)
Less distributions from:
Net investment income	—	(1.21)	—	—	—	(.48)
Total distributions	—	(1.21)	—	—	—	(.48)
Net asset value, end of period	$71.18	$56.30	$54.39	$68.28	$116.33	$44.29

Total Return[c]	26.43%	5.93%	(20.35%)	(41.30%)	162.66%	(37.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249	$199	$370	$193	$647	$628
Ratios to average net assets:
Net investment income (loss)	3.18%	2.58%	1.67%	(0.03%)	(1.10%)	0.25%
Total expenses	1.87%	1.91%	1.85%	1.75%	1.83%	1.86%
Net expenses[d]	1.77%	1.84%	1.82%	1.75%	1.83%	1.86%
Portfolio turnover rate	469%	905%	416%	266%	632%	974%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$51.39	$50.17	$63.47	$108.94	$41.79	$67.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.62	.79	.69	(.48)	(1.69)	(.28)
Net gain (loss) on investments (realized and unrealized)	12.71	1.64	(13.99)	(44.99)	68.84	(24.98)
Total from investment operations	13.33	2.43	(13.30)	(45.47)	67.15	(25.26)
Less distributions from:
Net investment income	—	(1.21)	—	—	—	(.48)
Total distributions	—	(1.21)	—	—	—	(.48)
Net asset value, end of period	$64.72	$51.39	$50.17	$63.47	$108.94	$41.79

Total Return[c]	25.94%	5.07%	(20.97%)	(41.74%)	160.68%	(37.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$252	$110	$132	$311	$449	$161
Ratios to average net assets:
Net investment income (loss)	2.24%	1.64%	1.43%	(0.55%)	(1.95%)	(0.44%)
Total expenses	2.62%	2.68%	2.57%	2.50%	2.57%	2.60%
Net expenses[d]	2.52%	2.60%	2.54%	2.50%	2.57%	2.60%
Portfolio turnover rate	469%	905%	416%	266%	632%	974%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 345

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$56.16	$54.34	$68.26	$116.30	$44.29	$71.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.81	1.32	1.20	.01	(1.28)	(.05)
Net gain (loss) on investments (realized and unrealized)	13.97	1.71	(15.12)	(48.05)	73.29	(26.20)
Total from investment operations	14.78	3.03	(13.92)	(48.04)	72.01	(26.25)
Less distributions from:
Net investment income	—	(1.21)	—	—	—	(.48)
Total distributions	—	(1.21)	—	—	—	(.48)
Net asset value, end of period	$70.94	$56.16	$54.34	$68.26	$116.30	$44.29

Total Return	26.32%	5.78%	(20.41%)	(41.31%)	162.59%	(37.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,568	$2,686	$2,597	$2,810	$6,808	$1,464
Ratios to average net assets:
Net investment income (loss)	2.81%	2.53%	2.35%	0.01%	(1.29%)	(0.07%)
Total expenses	1.89%	1.93%	1.82%	1.75%	1.81%	1.87%
Net expenses[d]	1.79%	1.85%	1.76%	1.75%	1.81%	1.87%
Portfolio turnover rate	469%	905%	416%	266%	632%	974%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

346 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 83.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	$174,811	$174,811
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	144,386	144,386
Total Repurchase Agreements
(Cost $319,197)		319,197

Total Investments - 83.4%
(Cost $319,197)		$319,197
Other Assets & Liabilities, net - 16.6%		63,556
Total Net Assets - 100.0%		$382,753

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	4.08% (Federal Funds Rate - 0.75%)	At Maturity	12/18/24	152	$483,814	$47
BNP Paribas	S&P Emerging 50 ADR Index	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	12/19/24	88	279,114	(7,938)
							$762,928	$(7,891)

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024. ADR — American Depositary Receipt
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 347

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$319,197	$—	$319,197
Equity Index Swap Agreements**	—	47	—	47
Total Assets	$—	$319,244	$—	$319,244

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$7,938	$—	$7,938

**	This derivative is reported as unrealized appreciation/depreciation at period end.

348 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Repurchase agreements, at value (cost $319,197)	319,197
Unrealized appreciation on OTC swap agreements	47
Receivables:
Fund shares sold	73,732
Interest	43
Total assets	393,019

Liabilities:
Unrealized depreciation on OTC swap agreements	7,938
Payable for:
Swap settlement	1,596
Management fees	215
Transfer agent fees	144
Distribution and service fees	64
Portfolio accounting and administration fees	26
Trustees’ fees*	3
Miscellaneous	280
Total liabilities	10,266
Net assets	$382,753

Net assets consist of:
Paid in capital	$20,441,564
Total distributable earnings (loss)	(20,058,811)
Net assets	$382,753
Class A:
Net assets	$48,904
Capital shares outstanding	6,095
Net asset value per share	$8.02
Maximum offering price per share (Net asset value divided by 95.25%)	$8.42
Class C:
Net assets	$69,882
Capital shares outstanding	8,903
Net asset value per share	$7.85
Class H:
Net assets	$263,967
Capital shares outstanding	32,642
Net asset value per share	$8.09

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$9,243
Total investment income	9,243

Expenses:
Management fees	1,553
Distribution and service fees:
Class A	30
Class C	26
Class H	398
Transfer agent fees	368
Portfolio accounting and administration fees	356
Registration fees	182
Professional fees	82
Custodian fees	22
Trustees’ fees*	19
Miscellaneous	123
Total expenses	3,159
Less:
Expenses reimbursed by Adviser	(172)
Net expenses	2,987
Net investment income	6,256

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(37,709)
Net realized loss	(37,709)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(24,158)
Net change in unrealized appreciation (depreciation)	(24,158)
Net realized and unrealized loss	(61,867)
Net decrease in net assets resulting from operations	$(55,611)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 349

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,256	$16,213
Net realized loss on investments	(37,709)	(134,331)
Net change in unrealized appreciation (depreciation) on investments	(24,158)	26,165
Net decrease in net assets resulting from operations	(55,611)	(91,953)

Distributions to shareholders:
Class A	—	(185)
Class C	—	(169)
Class H	—	(14,212)
Total distributions to shareholders	—	(14,566)

Capital share transactions:
Proceeds from sale of shares
Class A	301,858	460,042
Class C	73,369	17,007
Class H	10,761,488	25,735,086
Distributions reinvested
Class A	—	185
Class C	—	169
Class H	—	14,168
Cost of shares redeemed
Class A	(322,483)	(406,762)
Class C	(9,060)	(17,060)
Class H	(10,731,094)	(25,809,602)
Net increase (decrease) from capital share transactions	74,078	(6,767)
Net increase (decrease) in net assets	18,467	(113,286)

Net assets:
Beginning of period	364,286	477,572
End of period	$382,753	$364,286

Capital share activity:
Shares sold
Class A	32,180	36,934
Class C	9,375	1,411
Class H	1,060,743	1,992,537
Shares issued from reinvestment of distributions
Class A	—	15
Class C	—	14
Class H	—	1,139
Shares redeemed
Class A	(31,590)	(31,950)
Class C	(945)	(1,411)
Class H	(1,055,080)	(2,001,240)
Net increase (decrease) in shares	14,683	(2,551)

350 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$10.96	$13.28	$15.03	$12.44	$46.71	$40.57
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.47	.11	(.23)	(.54)	(.16)
Net gain (loss) on investments (realized and unrealized)	(3.14)	(2.42)	(1.86)	2.82	(33.73)	6.64
Total from investment operations	(2.94)	(1.95)	(1.75)	2.59	(34.27)	6.48
Less distributions from:
Net investment income	—	(.37)	—	—	—	(.34)
Total distributions	—	(.37)	—	—	—	(.34)
Net asset value, end of period	$8.02	$10.96	$13.28	$15.03	$12.44	$46.71

Total Return[c]	(26.82%)	(15.06%)	(11.64%)	20.82%	(73.37%)	16.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49	$60	$7	$14	$2	$147
Ratios to average net assets:
Net investment income (loss)	4.15%	3.72%	0.65%	(1.86%)	(1.81%)	(0.37%)
Total expenses	1.83%	1.82%	2.00%	1.87%	1.86%	1.89%
Net expenses[d]	1.73%	1.75%	1.97%	1.87%	1.86%	1.89%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$10.77	$13.14	$15.02	$12.40	$46.82	$40.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.39	.01	(.36)	(.69)	(.31)
Net gain (loss) on investments (realized and unrealized)	(3.06)	(2.39)	(1.89)	2.98	(33.73)	7.02
Total from investment operations	(2.92)	(2.00)	(1.88)	2.62	(34.42)	6.71
Less distributions from:
Net investment income	—	(.37)	—	—	—	(.34)
Total distributions	—	(.37)	—	—	—	(.34)
Net asset value, end of period	$7.85	$10.77	$13.14	$15.02	$12.40	$46.82

Total Return[c]	(27.11%)	(15.60%)	(12.52%)	21.13%	(73.52%)	16.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70	$5	$6	$7	$6	$103
Ratios to average net assets:
Net investment income (loss)	3.01%	3.08%	0.08%	(2.44%)	(2.62%)	(1.09%)
Total expenses	2.62%	2.59%	2.76%	2.48%	2.66%	2.79%
Net expenses[d]	2.54%	2.51%	2.73%	2.48%	2.66%	2.79%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 351

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$11.08	$13.46	$15.17	$12.54	$46.39	$40.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.43	.11	(.23)	(.42)	.07
Net gain (loss) on investments (realized and unrealized)	(3.17)	(2.44)	(1.82)	2.86	(33.43)	6.39
Total from investment operations	(2.99)	(2.01)	(1.71)	2.63	(33.85)	6.46
Less distributions from:
Net investment income	—	(.37)	—	—	—	(.34)
Total distributions	—	(.37)	—	—	—	(.34)
Net asset value, end of period	$8.09	$11.08	$13.46	$15.17	$12.54	$46.39

Total Return	(26.99%)	(15.24%)	(11.27%)	20.97%	(72.97%)	16.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$264	$299	$465	$1,265	$400	$649
Ratios to average net assets:
Net investment income (loss)	3.60%	3.61%	0.66%	(1.70%)	(1.85%)	0.19%
Total expenses	1.82%	1.83%	2.01%	1.75%	1.89%	1.87%
Net expenses[d]	1.72%	1.75%	1.97%	1.75%	1.89%	1.87%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

352 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 45.7%

Consumer, Non-cyclical - 16.8%
Novo Nordisk A/S ADR	407	$48,462
Nestle S.A. ADR	332	33,423
AstraZeneca plc ADR	392	30,541
Novartis AG ADR	255	29,330
Roche Holding AG ADR	712	28,444
Unilever plc ADR	320	20,787
Sanofi S.A. ADR	292	16,828
L’Oreal S.A. ADR[1]	153	13,734
RELX plc ADR	242	11,485
GSK plc ADR	271	11,078
Diageo plc ADR	70	9,824
EssilorLuxottica S.A. ADR	78	9,249
British American Tobacco plc ADR	252	9,218
Anheuser-Busch InBev S.A. ADR	122	8,087
Total Consumer, Non-cyclical		280,490

Financial - 8.0%
HSBC Holdings plc ADR[1]	464	20,968
Allianz SE ADR	499	16,377
UBS Group AG*	404	12,488
Zurich Insurance Group AG ADR[1]	370	11,163
Banco Santander S.A. ADR	1,969	10,042
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	170	9,367
BNP Paribas S.A. ADR[1]	271	9,303
UniCredit SpA ADR	418	9,167
AXA S.A. ADR	234	9,035
London Stock Exchange Group plc ADR	256	8,896
Intesa Sanpaolo SpA ADR	341	8,760
ING Groep N.V. ADR	421	7,645
Total Financial		133,211

Industrial - 4.9%
Siemens AG ADR	191	19,301
Schneider Electric SE ADR[1]	366	19,299
ABB Ltd. ADR	202	11,700
Safran S.A. ADR	193	11,364
Airbus SE ADR	300	10,959
Vinci S.A. ADR	301	8,810
Total Industrial		81,433

Technology - 4.3%
ASML Holding N.V. — Class G	51	42,496
SAP SE ADR	130	29,783
Total Technology		72,279

Energy - 3.4%
Shell plc ADR	398	26,248
TotalEnergies SE ADR	305	19,709
BP plc ADR	362	11,363
Total Energy		57,320

Consumer, Cyclical - 3.1%
LVMH Moet Hennessy Louis Vuitton SE ADR	162	24,885
Hermes International SCA ADR	45	11,112
Cie Financiere Richemont S.A. ADR	683	10,798
Mercedes-Benz Group AG ADR	359	5,784
Total Consumer, Cyclical		52,579

Basic Materials - 2.2%
Air Liquide S.A. ADR	368	14,223
Rio Tinto plc ADR	136	9,679
Glencore plc ADR*	633	7,248
BASF SE ADR	454	5,989
Total Basic Materials		37,139

Utilities - 1.7%
Iberdrola S.A. ADR	184	11,406
National Grid plc ADR	128	8,918
Enel SpA ADR[1]	996	7,928
Total Utilities		28,252

Communications - 1.3%
Deutsche Telekom AG ADR	456	13,420
Prosus N.V. ADR	921	8,013
Total Communications		21,433

Total Common Stocks
(Cost $509,922)		764,136

MUTUAL FUNDS† - 8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	70,411
Guggenheim Strategy Fund II2	2,760	68,460
Total Mutual Funds
(Cost $138,225)		138,871

	Face Amount
U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
4.63% due 10/10/24[3,4]	$131,000	130,848
Total U.S. Treasury Bills
(Cost $130,832)		130,848

REPURCHASE AGREEMENTS††,5 - 38.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	356,140	356,140
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	294,155	294,155
Total Repurchase Agreements
(Cost $650,295)		650,295

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 353

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 3.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	63,108	$63,108
Total Securities Lending Collateral
(Cost $63,108)		63,108

Total Investments - 104.4%
(Cost $1,492,382)		$1,747,258
Other Assets & Liabilities, net - (4.4)%		(73,307)
Total Net Assets - 100.0%		$1,673,951

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	27	Dec 2024	$1,349,850	$11,198
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	10	Dec 2024	1,395,875	9,549

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

354 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$764,136	$—	$—	$764,136
Mutual Funds	138,871	—	—	138,871
U.S. Treasury Bills	—	130,848	—	130,848
Repurchase Agreements	—	650,295	—	650,295
Securities Lending Collateral	63,108	—	—	63,108
Equity Futures Contracts**	11,198	—	—	11,198
Currency Futures Contracts**	9,549	—	—	9,549
Total Assets	$986,862	$781,143	$—	$1,768,005

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$67,907	$—	$—	$—	$552	$68,460	2,760	$1,945
Guggenheim Ultra Short Duration Fund — Institutional Class	69,638	—	—	—	774	70,411	7,027	1,811
	$137,545	$—	$—	$—	$1,326	$138,871		$3,756

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 355

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $60,891 of securities loaned (cost $703,862)	$958,092
Investments in affiliated issuers, at value (cost $138,225)	138,871
Repurchase agreements, at value (cost $650,295)	650,295
Cash	344
Receivables:
Foreign tax reclaims	17,979
Fund shares sold	4,880
Dividends	1,388
Securities lending income	609
Investment Adviser	148
Interest	87
Total assets	1,772,693

Liabilities:
Payable for:
Return of securities lending collateral	63,108
Variation margin on futures contracts	16,075
Fund shares redeemed	11,368
Management fees	2,784
Transfer agent fees	1,404
Distribution and service fees	796
Trustees’ fees*	26
Miscellaneous	3,181
Total liabilities	98,742
Net assets	$1,673,951

Net assets consist of:
Paid in capital	$1,426,596
Total distributable earnings (loss)	247,355
Net assets	$1,673,951
Class A:
Net assets	$84,811
Capital shares outstanding	663
Net asset value per share	$127.92
Maximum offering price per share (Net asset value divided by 95.25%)	$134.30
Class C:
Net assets	$43,254
Capital shares outstanding	424
Net asset value per share	$102.01
Class H:
Net assets	$1,545,886
Capital shares outstanding	12,275
Net asset value per share	$125.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $2,505)	$22,439
Dividends from securities of affiliated issuers	3,756
Interest	45,876
Income from securities lending, net	2,239
Total investment income	74,310

Expenses:
Management fees	15,348
Distribution and service fees:
Class A	519
Class C	769
Class H	3,552
Transfer agent fees	3,488
Portfolio accounting and administration fees	2,602
Professional fees	836
Custodian fees	221
Trustees’ fees*	203
Miscellaneous	2,771
Total expenses	30,309
Less:
Expenses reimbursed by Adviser	(2,156)
Expenses waived by Adviser	(88)
Total waived/reimbursed expenses	(2,244)
Net expenses	28,065
Net investment income	46,245

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	287,478
Futures contracts	378,798
Foreign currency transactions	390
Net realized gain	666,666
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,018
Investments in affiliated issuers	1,326
Futures contracts	15,305
Foreign currency translations	15
Net change in unrealized appreciation (depreciation)	20,664
Net realized and unrealized gain	687,330
Net increase in net assets resulting from operations	$733,575

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

356 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$46,245	$160,899
Net realized gain on investments	666,666	373,278
Net change in unrealized appreciation (depreciation) on investments	20,664	11,551
Net increase in net assets resulting from operations	733,575	545,728

Distributions to shareholders:
Class A	—	(5,330)
Class C	—	(2,990)
Class H	—	(19,342)
Total distributions to shareholders	—	(27,662)

Capital share transactions:
Proceeds from sale of shares
Class A	399,873	55,633,399
Class C	102,116	905,676
Class H	90,687,891	36,893,142
Distributions reinvested
Class A	—	5,211
Class C	—	2,052
Class H	—	19,247
Cost of shares redeemed
Class A	(843,186)	(55,672,258)
Class C	(243,189)	(918,503)
Class H	(91,598,794)	(48,981,942)
Net decrease from capital share transactions	(1,495,289)	(12,113,976)
Net decrease in net assets	(761,714)	(11,595,910)

Net assets:
Beginning of period	2,435,665	14,031,575
End of period	$1,673,951	$2,435,665

Capital share activity:
Shares sold
Class A	3,215	511,589
Class C	1,036	10,433
Class H	751,361	340,783
Shares issued from reinvestment of distributions
Class A	—	48
Class C	—	25
Class H	—	179
Shares redeemed
Class A	(6,840)	(510,986)
Class C	(2,479)	(10,500)
Class H	(753,619)	(454,633)
Net decrease in shares	(7,326)	(113,061)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 357

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$121.23	$106.74	$101.20	$94.56	$69.30	$85.18
Income (loss) from investment operations:
Net investment income (loss)[b]	2.10	2.61	1.76	(.96)	(.93)	.63
Net gain (loss) on investments (realized and unrealized)	4.59	12.63	3.78 [f]	7.60 [f]	30.74	(16.07)[f]
Total from investment operations	6.69	15.24	5.54	6.64	29.81	(15.44)
Less distributions from:
Net investment income	—	(.75)	—	—	(4.55)	(.44)
Total distributions	—	(.75)	—	—	(4.55)	(.44)
Net asset value, end of period	$127.92	$121.23	$106.74	$101.20	$94.56	$69.30

Total Return[c]	5.52%	14.35%	5.48%	7.02%	43.39%	(18.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$85	$520	$388	$482	$130	$217
Ratios to average net assets:
Net investment income (loss)	3.40%	2.41%	1.84%	(0.93%)	(1.10%)	0.72%
Total expenses[d]	1.73%	1.74%	1.79%	1.72%	1.75%	1.77%
Net expenses[e]	1.62%	1.66%	1.74%	1.70%	1.73%	1.73%
Portfolio turnover rate	1,496%	1,595%	231%	517%	534%	1,787%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$96.99	$86.21	$82.72	$77.88	$58.24	$72.13
Income (loss) from investment operations:
Net investment income (loss)[b]	1.32	1.28	.94	(1.18)	(.96)	(.18)
Net gain (loss) on investments (realized and unrealized)	3.70	10.25	2.55 [f]	6.02 [f]	25.15	(13.27)[f]
Total from investment operations	5.02	11.53	3.49	4.84	24.19	(13.45)
Less distributions from:
Net investment income	—	(.75)	—	—	(4.55)	(.44)
Total distributions	—	(.75)	—	—	(4.55)	(.44)
Net asset value, end of period	$102.01	$96.99	$86.21	$82.72	$77.88	$58.24

Total Return[c]	5.18%	13.48%	4.22%	6.21%	41.93%	(18.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43	$181	$165	$483	$142	$296
Ratios to average net assets:
Net investment income (loss)	2.67%	1.47%	1.17%	(1.41%)	(1.50%)	(0.25%)
Total expenses[d]	2.48%	2.51%	2.53%	2.48%	2.58%	2.49%
Net expenses[e]	2.37%	2.42%	2.48%	2.46%	2.55%	2.45%
Portfolio turnover rate	1,496%	1,595%	231%	517%	534%	1,787%

358 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$119.37	$105.14	$100.11	$93.56	$68.79	$84.58
Income (loss) from investment operations:
Net investment income (loss)[b]	1.60	3.64	1.01	(.93)	(.74)	.58
Net gain (loss) on investments (realized and unrealized)	4.97	11.34	4.02 [f]	7.48 [f]	30.06	(15.93)[f]
Total from investment operations	6.57	14.98	5.03	6.55	29.32	(15.35)
Less distributions from:
Net investment income	—	(.75)	—	—	(4.55)	(.44)
Total distributions	—	(.75)	—	—	(4.55)	(.44)
Net asset value, end of period	$125.94	$119.37	$105.14	$100.11	$93.56	$68.79

Total Return	5.50%	14.32%	5.01%	7.00%	42.96%	(18.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,546	$1,735	$13,479	$4,182	$1,410	$1,344
Ratios to average net assets:
Net investment income (loss)	2.61%	3.37%	1.08%	(0.90%)	(0.88%)	0.66%
Total expenses[d]	1.75%	1.76%	1.77%	1.71%	1.77%	1.80%
Net expenses[e]	1.61%	1.69%	1.73%	1.69%	1.74%	1.76%
Portfolio turnover rate	1,496%	1,595%	231%	517%	534%	1,787%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 359

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
JAPAN 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 28.2%
U.S. Treasury Bills
4.63% due 10/10/24[1,2]	$492,000	$491,428
Total U.S. Treasury Bills
(Cost $491,369)		491,428

REPURCHASE AGREEMENTS††,3 - 70.8%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	673,887	673,887
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	556,599	556,599
Total Repurchase Agreements
(Cost $1,230,486)		1,230,486

Total Investments - 99.0%
(Cost $1,721,855)		$1,721,914
Other Assets & Liabilities, net - 1.0%		16,674
Total Net Assets - 100.0%		$1,738,588

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	18	Dec 2024	$3,444,750	$257,015
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	39	Dec 2024	3,426,150	(26,035)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

360 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$491,428	$—	$491,428
Repurchase Agreements	—	1,230,486	—	1,230,486
Equity Futures Contracts**	257,015	—	—	257,015
Total Assets	$257,015	$1,721,914	$—	$1,978,929

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$26,035	$—	$—	$26,035

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 361

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $491,369)	$491,428
Repurchase agreements, at value (cost $1,230,486)	1,230,486
Receivables:
Variation margin on futures contracts	22,829
Fund shares sold	1,575
Interest	166
Total assets	1,746,484

Liabilities:
Payable for:
Fund shares redeemed	4,786
Management fees	955
Transfer agent fees	723
Distribution and service fees	319
Portfolio accounting and administration fees	131
Trustees’ fees*	14
Miscellaneous	15
Total liabilities	7,896
Net assets	$1,738,588

Net assets consist of:
Paid in capital	$3,592,078
Total distributable earnings (loss)	(1,853,490)
Net assets	$1,738,588
Class A:
Net assets	$351,482
Capital shares outstanding	2,344
Net asset value per share	$149.95
Maximum offering price per share (Net asset value divided by 95.25%)	$157.43
Class C:
Net assets	$651
Capital shares outstanding	5
Net asset value per share	$131.63
Class H:
Net assets	$1,386,455
Capital shares outstanding	9,173
Net asset value per share	$151.15

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$49,062
Total investment income	49,062

Expenses:
Management fees	6,772
Distribution and service fees:
Class A	484
Class C	25
Class H	1,767
Transfer agent fees	1,839
Portfolio accounting and administration fees	1,378
Registration fees	870
Professional fees	446
Custodian fees	115
Trustees’ fees*	97
Miscellaneous	326
Total expenses	14,119
Less:
Expenses reimbursed by Adviser	(451)
Net expenses	13,668
Net investment income	35,394

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(634,899)
Net realized loss	(634,899)
Net change in unrealized appreciation (depreciation) on:
Investments	61
Futures contracts	283,861
Net change in unrealized appreciation (depreciation)	283,922
Net realized and unrealized loss	(350,977)
Net decrease in net assets resulting from operations	$(315,583)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

362 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$35,394	$96,866
Net realized gain (loss) on investments	(634,899)	1,175,918
Net change in unrealized appreciation (depreciation) on investments	283,922	(456,037)
Net increase (decrease) in net assets resulting from operations	(315,583)	816,747

Distributions to shareholders:
Class A	—	(6,903)
Class C	—	(36)
Class H	—	(65,831)
Total distributions to shareholders	—	(72,770)

Capital share transactions:
Proceeds from sale of shares
Class A	71,596	367,084
Class C	2,713	54,791
Class H	1,669,657	12,144,683
Distributions reinvested
Class A	—	6,903
Class C	—	36
Class H	—	64,437
Cost of shares redeemed
Class A	(136,110)	(183,316)
Class C	(20,477)	(34,007)
Class H	(2,343,390)	(17,911,961)
Net decrease from capital share transactions	(756,011)	(5,491,350)
Net decrease in net assets	(1,071,594)	(4,747,373)

Net assets:
Beginning of period	2,810,182	7,557,555
End of period	$1,738,588	$2,810,183

Capital share activity:
Shares sold
Class A	544	2,482
Class C	23	455
Class H	11,699	92,132
Shares issued from reinvestment of distributions
Class A	—	59
Class C	—	-
Class H	—	545
Shares redeemed
Class A	(1,030)	(1,475)
Class C	(173)	(338)
Class H	(17,100)	(140,294)
Net decrease in shares	(6,037)	(46,433)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 363

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$159.13	$117.27	$142.84	$201.08	$94.96	$119.96
Income (loss) from investment operations:
Net investment income (loss)[b]	2.69	4.91	1.39	(2.21)	(1.95)	.91
Net gain (loss) on investments (realized and unrealized)	(11.87)	44.41	(26.96)	(56.03)	109.13	(24.67)
Total from investment operations	(9.18)	49.32	(25.57)	(58.24)	107.18	(23.76)
Less distributions from:
Net investment income	—	(7.46)	—	—	(1.06)	(1.24)
Total distributions	—	(7.46)	—	—	(1.06)	(1.24)
Net asset value, end of period	$149.95	$159.13	$117.27	$142.84	$201.08	$94.96

Total Return[c]	(5.79%)	44.34%	(17.90%)	(28.96%)	112.92%	(20.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$351	$450	$207	$207	$255	$141
Ratios to average net assets:
Net investment income (loss)	3.90%	3.77%	1.27%	(1.22%)	(1.26%)	0.70%
Total expenses	1.56%	1.57%	1.50%	1.51%	1.58%	1.63%
Net expenses[d]	1.51%	1.54%	1.49%	1.49%	1.56%	1.57%
Portfolio turnover rate	—	—	—	—	15%	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$140.30	$104.92	$128.84	$182.53	$87.00	$110.80
Income (loss) from investment operations:
Net investment income (loss)[b]	2.08	3.51	.39	(3.48)	(2.98)	(.06)
Net gain (loss) on investments (realized and unrealized)	(10.75)	39.33	(24.31)	(50.21)	99.57	(22.50)
Total from investment operations	(8.67)	42.84	(23.92)	(53.69)	96.59	(22.56)
Less distributions from:
Net investment income	—	(7.46)	—	—	(1.06)	(1.24)
Total distributions	—	(7.46)	—	—	(1.06)	(1.24)
Net asset value, end of period	$131.63	$140.30	$104.92	$128.84	$182.53	$87.00

Total Return[c]	(6.18%)	43.33%	(18.57%)	(29.41%)	111.34%	(20.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1	$22	$4	$5	$53	$21
Ratios to average net assets:
Net investment income (loss)	3.38%	3.05%	0.40%	(2.00%)	(2.02%)	(0.05%)
Total expenses	2.29%	2.30%	2.30%	2.25%	2.32%	2.38%
Net expenses[d]	2.25%	2.27%	2.30%	2.24%	2.30%	2.32%
Portfolio turnover rate	—	—	—	—	15%	—

364 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$160.43	$118.13	$143.98	$202.65	$95.70	$120.89
Income (loss) from investment operations:
Net investment income (loss)[b]	2.75	4.48	1.64	(2.25)	(2.07)	.90
Net gain (loss) on investments (realized and unrealized)	(12.03)	45.28	(27.49)	(56.42)	110.08	(24.85)
Total from investment operations	(9.28)	49.76	(25.85)	(58.67)	108.01	(23.95)
Less distributions from:
Net investment income	—	(7.46)	—	—	(1.06)	(1.24)
Total distributions	—	(7.46)	—	—	(1.06)	(1.24)
Net asset value, end of period	$151.15	$160.43	$118.13	$143.98	$202.65	$95.70

Total Return	(5.79%)	44.34%	(17.95%)	(28.95%)	112.94%	(20.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,386	$2,338	$7,347	$1,049	$1,560	$817
Ratios to average net assets:
Net investment income (loss)	3.93%	3.54%	1.48%	(1.22%)	(1.27%)	0.69%
Total expenses	1.56%	1.58%	1.54%	1.51%	1.58%	1.63%
Net expenses[d]	1.51%	1.56%	1.53%	1.49%	1.56%	1.58%
Portfolio turnover rate	—	—	—	—	15%	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

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SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
4.63% due 10/10/24[1,2]	$46,000	$45,946
Total U.S. Treasury Bills
(Cost $45,941)		45,946

REPURCHASE AGREEMENTS††,3 - 75.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	954,479	954,479
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	788,356	788,356
Total Repurchase Agreements
(Cost $1,742,835)		1,742,835

Total Investments - 77.6%
(Cost $1,788,776)		$1,788,781
Other Assets & Liabilities, net - 22.4%		517,789
Total Net Assets - 100.0%		$2,306,570

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	39	Dec 2024	$3,920,085	$5,647

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	12/20/24	6,346	$637,853	$(436)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2024.

See Sector Classification in Other Information section.

366 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$45,946	$—	$45,946
Repurchase Agreements	—	1,742,835	—	1,742,835
Currency Futures Contracts**	5,647	—	—	5,647
Total Assets	$5,647	$1,788,781	$—	$1,794,428

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Index Swap Agreements**	$—	$436	$—	$436

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 367

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $45,941)	$45,946
Repurchase agreements, at value (cost $1,742,835)	1,742,835
Segregated cash with broker	109
Receivables:
Fund shares sold	530,414
Variation margin on futures contracts	11,685
Interest	235
Total assets	2,331,224

Liabilities:
Unrealized depreciation on OTC swap agreements	436
Payable for:
Licensing fees	10,011
Fund shares redeemed	6,912
Management fees	2,337
Transfer agent fees	1,244
Swap settlement	1,186
Distribution and service fees	651
Portfolio accounting and administration fees	136
Trustees’ fees*	25
Miscellaneous	1,716
Total liabilities	24,654
Net assets	$2,306,570

Net assets consist of:
Paid in capital	$22,754,426
Total distributable earnings (loss)	(20,447,856)
Net assets	$2,306,570
Class A:
Net assets	$353,802
Capital shares outstanding	5,886
Net asset value per share	$60.11
Maximum offering price per share (Net asset value divided by 95.25%)	$63.11
Class C:
Net assets	$2,086
Capital shares outstanding	41
Net asset value per share	$51.34
Class H:
Net assets	$1,950,682
Capital shares outstanding	32,571
Net asset value per share	$59.89

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$70,623
Total investment income	70,623

Expenses:
Management fees	11,881
Distribution and service fees:
Class A	495
Class C	14
Class H	2,801
Transfer agent fees	2,745
Licensing fees	4,349
Portfolio accounting and fees	2,014
Registration fees	1,391
Professional fees	695
Custodian fees	169
Trustees’ fees*	168
Miscellaneous	365
Total expenses	27,087
Less:
Expenses reimbursed by Adviser	(1,320)
Net expenses	25,767
Net investment income	44,856

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(19,623)
Futures contracts	(85,470)
Net realized loss	(105,093)
Net change in unrealized appreciation (depreciation) on:
Investments	5
Swap agreements	(11,517)
Futures contracts	(56,263)
Net change in unrealized appreciation (depreciation)	(67,775)
Net realized and unrealized loss	(172,868)
Net decrease in net assets resulting from operations	$(128,012)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

368 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$44,856	$164,524
Net realized loss on investments	(105,093)	(654,241)
Net change in unrealized appreciation (depreciation) on investments	(67,775)	453,802
Net decrease in net assets resulting from operations	(128,012)	(35,915)

Distributions to shareholders:
Class A	—	(8,436)
Class C	—	(601)
Class H	—	(71,717)
Total distributions to shareholders	—	(80,754)

Capital share transactions:
Proceeds from sale of shares
Class A	320,619	683,629
Class C	16,511	94,305
Class H	43,264,997	37,742,379
Distributions reinvested
Class A	—	7,532
Class C	—	206
Class H	—	71,112
Cost of shares redeemed
Class A	(374,839)	(931,162)
Class C	(23,634)	(120,696)
Class H	(43,207,343)	(42,250,193)
Net decrease from capital share transactions	(3,689)	(4,702,888)
Net decrease in net assets	(131,701)	(4,819,557)

Net assets:
Beginning of period	2,438,271	7,257,828
End of period	$2,306,570	$2,438,271

Capital share activity:
Shares sold
Class A	5,063	11,321
Class C	306	1,775
Class H	706,011	621,543
Shares issued from reinvestment of distributions
Class A	—	124
Class C	—	4
Class H	—	1,175
Shares redeemed
Class A	(5,949)	(15,415)
Class C	(435)	(2,371)
Class H	(705,479)	(704,670)
Net decrease in shares	(483)	(86,514)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 369

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$62.78	$58.06	$52.63	$48.47	$55.34	$52.46
Income (loss) from investment operations:
Net investment income (loss)[b]	1.08	2.11	.38	(.64)	(.64)	.16
Net gain (loss) on investments (realized and unrealized)	(3.75)	3.88 [f]	5.05 [f]	4.80	(5.95)	3.17
Total from investment operations	(2.67)	5.99	5.43	4.16	(6.59)	3.33
Less distributions from:
Net investment income	—	(1.27)	—	—	(.28)	(.45)
Total distributions	—	(1.27)	—	—	(.28)	(.45)
Net asset value, end of period	$60.11	$62.78	$58.06	$52.63	$48.47	$55.34

Total Return[c]	(4.25%)	10.36%	10.32%	8.58%	(11.88%)	6.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$354	$425	$624	$1,023	$1,464	$2,535
Ratios to average net assets:
Net investment income (loss)	3.42%	3.50%	0.64%	(1.32%)	(1.26%)	0.29%
Total expenses[d]	2.06%	1.91%	1.82%	1.89%	1.91%	2.00%
Net expenses[e]	1.96%	1.83%	1.79%	1.86%	1.87%	1.96%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$53.82	$50.31	$45.94	$42.62	$49.08	$46.91
Income (loss) from investment operations:
Net investment income (loss)[b]	1.20	1.38	.23	(.87)	(.90)	(.16)
Net gain (loss) on investments (realized and unrealized)	(3.68)	3.40 [f]	4.14 [f]	4.19	(5.28)	2.78
Total from investment operations	(2.48)	4.78	4.37	3.32	(6.18)	2.62
Less distributions from:
Net investment income	—	(1.27)	—	—	(.28)	(.45)
Total distributions	—	(1.27)	—	—	(.28)	(.45)
Net asset value, end of period	$51.34	$53.82	$50.31	$45.94	$42.62	$49.08

Total Return[c]	(4.61%)	9.57%	9.51%	7.79%	(12.56%)	5.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2	$9	$38	$34	$35	$96
Ratios to average net assets:
Net investment income (loss)	2.70%	2.66%	0.43%	(2.07%)	(2.00%)	(0.33%)
Total expenses[d]	2.84%	2.64%	2.56%	2.66%	2.67%	2.77%
Net expenses[e]	2.70%	2.57%	2.52%	2.62%	2.63%	2.72%
Portfolio turnover rate	—	—	—	—	—	—

370 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$62.55	$57.86	$52.44	$48.29	$55.12	$52.25
Income (loss) from investment operations:
Net investment income (loss)[b]	1.06	2.07	.67	(.66)	(.70)	.12
Net gain (loss) on investments (realized and unrealized)	(3.72)	3.89 [f]	4.75 [f]	4.81	(5.85)	3.20
Total from investment operations	(2.66)	5.96	5.42	4.15	(6.55)	3.32
Less distributions from:
Net investment income	—	(1.27)	—	—	(.28)	(.45)
Total distributions	—	(1.27)	—	—	(.28)	(.45)
Net asset value, end of period	$59.89	$62.55	$57.86	$52.44	$48.29	$55.12

Total Return	(4.25%)	10.35%	10.34%	8.59%	(11.86%)	6.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,951	$2,004	$6,596	$4,190	$2,437	$10,549
Ratios to average net assets:
Net investment income (loss)	3.39%	3.46%	1.08%	(1.36%)	(1.36%)	0.22%
Total expenses[d]	2.05%	1.90%	1.81%	1.89%	1.94%	2.00%
Net expenses[e]	1.95%	1.83%	1.77%	1.85%	1.90%	1.96%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 371

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
4.63% due 10/10/24[1,2]	$36,000	$35,958
Total U.S. Treasury Bills
(Cost $35,954)		35,958

REPURCHASE AGREEMENTS††,3 - 87.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	654,776	654,776
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	540,814	540,814
Total Repurchase Agreements
(Cost $1,195,590)		1,195,590

Total Investments - 89.9%
(Cost $1,231,544)		$1,231,548
Other Assets & Liabilities, net - 10.1%		138,347
Total Net Assets - 100.0%		$1,369,895

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	16	Dec 2024	$1,608,240	$11,559

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	12/20/24	10,994	$1,105,011	$1,075

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2024.

See Sector Classification in Other Information section.

372 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$35,958	$—	$35,958
Repurchase Agreements	—	1,195,590	—	1,195,590
Currency Futures Contracts**	11,559	—	—	11,559
Currency Index Swap Agreements**	—	1,075	—	1,075
Total Assets	$11,559	$1,232,623	$—	$1,244,182

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 373

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $35,954)	$35,958
Repurchase agreements, at value (cost $1,195,590)	1,195,590
Unrealized appreciation on OTC swap agreements	1,075
Receivables:
Fund shares sold	225,735
Swap settlement	258
Interest	161
Total assets	1,458,777

Liabilities:
Payable for:
Fund shares redeemed	75,030
Variation margin on futures contracts	6,496
Management fees	1,365
Transfer agent fees	650
Distribution and service fees	379
Portfolio accounting and administration fees	80
Trustees’ fees*	13
Miscellaneous	4,869
Total liabilities	88,882
Net assets	$1,369,895

Net assets consist of:
Paid in capital	$11,740,249
Total distributable earnings (loss)	(10,370,354)
Net assets	$1,369,895
Class A:
Net assets	$205,494
Capital shares outstanding	4,149
Net asset value per share	$49.53
Maximum offering price per share (Net asset value divided by 95.25%)	$52.00
Class C:
Net assets	$429
Capital shares outstanding	10
Net asset value per share	$42.13
Class H:
Net assets	$1,163,972
Capital shares outstanding	23,538
Net asset value per share	$49.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$33,277
Total investment income	33,277

Expenses:
Management fees	5,619
Distribution and service fees:
Class A	254
Class C	2
Class H	1,306
Transfer agent fees	1,295
Licensing fees	1,971
Portfolio accounting and administration fees	953
Registration fees	322
Professional fees	317
Custodian fees	79
Trustees’ fees*	60
Miscellaneous	583
Total expenses	12,761
Less:
Expenses reimbursed by Adviser	(624)
Net expenses	12,137
Net investment income	21,140

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	1,717
Futures contracts	(15,303)
Net realized loss	(13,586)
Net change in unrealized appreciation (depreciation) on:
Investments	4
Swap agreements	3,255
Futures contracts	36,488
Net change in unrealized appreciation (depreciation)	39,747
Net realized and unrealized gain	26,161
Net increase in net assets resulting from operations	$47,301

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

374 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,140	$47,547
Net realized loss on investments	(13,586)	(225,508)
Net change in unrealized appreciation (depreciation) on investments	39,747	(92,593)
Net increase (decrease) in net assets resulting from operations	47,301	(270,554)

Distributions to shareholders:
Class A	—	(2,465)
Class C	—	(4)
Class H	—	(8,970)
Total distributions to shareholders	—	(11,439)

Capital share transactions:
Proceeds from sale of shares
Class A	31,639	87,160
Class C	500	34,672
Class H	24,560,077	14,094,456
Distributions reinvested
Class A	—	2,464
Class C	—	4
Class H	—	8,717
Cost of shares redeemed
Class A	(48,318)	(91,457)
Class C	(364)	(36,772)
Class H	(24,165,834)	(14,466,225)
Net increase (decrease) from capital share transactions	377,700	(366,981)
Net increase (decrease) in net assets	425,001	(648,974)

Net assets:
Beginning of period	944,894	1,593,868
End of period	$1,369,895	$944,894

Capital share activity:
Shares sold
Class A	666	1,793
Class C	13	782
Class H	507,479	287,573
Shares issued from reinvestment of distributions
Class A	—	52
Class C	—	—
Class H	—	186
Shares redeemed
Class A	(1,004)	(1,950)
Class C	(10)	(910)
Class H	(499,930)	(299,670)
Net increase (decrease) in shares	7,214	(12,144)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 375

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$46.20	$48.96	$55.46	$63.71	$57.85	$63.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.80	1.66	.52	(.74)	(.84)	.16
Net gain (loss) on investments (realized and unrealized)	2.53	(3.93)	(7.02)	(7.51)	6.82	(5.84)
Total from investment operations	3.33	(2.27)	(6.50)	(8.25)	5.98	(5.68)
Less distributions from:
Net investment income	—	(.49)	—	—	(.12)	(.21)
Total distributions	—	(.49)	—	—	(.12)	(.21)
Net asset value, end of period	$49.53	$46.20	$48.96	$55.46	$63.71	$57.85

Total Return[c]	7.21%	(4.65%)	(11.72%)	(12.95%)	10.32%	(8.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$205	$207	$225	$192	$387	$237
Ratios to average net assets:
Net investment income (loss)	3.39%	3.48%	1.10%	(1.18%)	(1.30%)	0.26%
Total expenses[d]	2.06%	1.91%	1.74%	1.90%	1.90%	2.01%
Net expenses[e]	1.96%	1.83%	1.69%	1.84%	1.86%	2.00%
Portfolio turnover rate	—	—	—	—	48%	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$39.45	$42.26	$48.23	$55.80	$51.07	$56.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	1.20	.32	(1.06)	(1.17)	(.29)
Net gain (loss) on investments (realized and unrealized)	2.23	(3.52)	(6.29)	(6.51)	6.02	(5.17)
Total from investment operations	2.68	(2.32)	(5.97)	(7.57)	4.85	(5.46)
Less distributions from:
Net investment income	—	(.49)	—	—	(.12)	(.21)
Total distributions	—	(.49)	—	—	(.12)	(.21)
Net asset value, end of period	$42.13	$39.45	$42.26	$48.23	$55.80	$51.07

Total Return[c]	6.79%	(5.51%)	(12.38%)	(13.57%)	9.50%	(9.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$0	$0	$6	$15	$37	$21
Ratios to average net assets:
Net investment income (loss)	2.37%	2.87%	0.81%	(1.93%)	(2.04%)	(0.53%)
Total expenses[d]	2.84%	2.53%	2.37%	2.66%	2.66%	2.75%
Net expenses[e]	2.84%	2.46%	2.32%	2.59%	2.62%	2.73%
Portfolio turnover rate	—	—	—	—	48%	—

376 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$46.12	$48.87	$55.37	$63.59	$57.76	$63.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.80	1.68	.55	(.73)	(.93)	.07
Net gain (loss) on investments (realized and unrealized)	2.53	(3.94)	(7.05)	(7.49)	6.88	(5.77)
Total from investment operations	3.33	(2.26)	(6.50)	(8.22)	5.95	(5.70)
Less distributions from:
Net investment income	—	(.49)	—	—	(.12)	(.21)
Total distributions	—	(.49)	—	—	(.12)	(.21)
Net asset value, end of period	$49.45	$46.12	$48.87	$55.37	$63.59	$57.76

Total Return	7.22%	(4.64%)	(11.74%)	(12.93%)	10.29%	(8.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,164	$737	$1,363	$1,005	$1,063	$1,308
Ratios to average net assets:
Net investment income (loss)	3.39%	3.50%	1.18%	(1.17%)	(1.47%)	0.12%
Total expenses[d]	2.04%	1.89%	1.74%	1.90%	1.88%	1.99%
Net expenses[e]	1.94%	1.81%	1.69%	1.84%	1.86%	1.97%
Portfolio turnover rate	—	—	—	—	48%	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 377

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 33.9%
Federal Home Loan Bank
4.88% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	$15,000,000	$15,000,000
4.84% (SOFR + 0.00%, Rate Floor: 0.00%) due 11/15/24◊	15,000,000	15,000,000
4.96% (SOFR + 0.12%, Rate Floor: 0.00%) due 11/18/24◊	12,000,000	12,001,584
4.85% (SOFR + 0.01%, Rate Floor: 0.00%) due 02/06/25◊	10,500,000	10,499,039
4.85% (SOFR + 0.01%, Rate Floor: 0.00%) due 11/25/24◊	10,000,000	9,999,861
Federal Farm Credit Bank
4.92% (SOFR + 0.08%, Rate Floor: 0.00%) due 12/30/24◊	10,000,000	10,001,300
5.13% due 05/22/25	8,700,000	8,696,725
4.63% due 12/05/24	4,670,000	4,665,417
Freddie Mac
0.45% due 11/25/24	8,102,000	8,045,912
Total Federal Agency Notes
(Cost $93,909,838)		93,909,838

FEDERAL AGENCY DISCOUNT NOTES†† - 11.4%
Federal Home Loan Bank
5.17% due 10/09/24[1]	10,000,000	9,988,504
4.69% due 11/13/24[1]	10,000,000	9,943,025
5.15% due 10/09/24[1]	5,590,000	5,583,603
4.68% due 10/16/24[1]	2,000,000	1,995,954
5.17% due 10/04/24[1]	1,700,000	1,699,268
5.16% due 10/09/24[1]	1,500,000	1,498,280
5.14% due 10/23/24[1]	900,000	897,173
Total Federal Agency Discount Notes
(Cost $31,605,807)		31,605,807

U.S. GOVERNMENT SECURITIES†† - 9.0%
United States Treasury Floating Rate Note
4.73% (3 Month U.S. Treasury Bill Rate + 0.14%, Rate Floor: 0.00%) due 10/31/24◊	15,000,000	14,999,565
4.79% (3 Month U.S. Treasury Bill Rate + 0.20%, Rate Floor: 0.00%) due 01/31/25◊	10,000,000	10,003,605
Total U.S. Government Securities
(Cost $25,003,170)		25,003,170

U.S. TREASURY BILLS†† - 8.7%
U.S. Treasury Bills
4.01% due 10/22/24[1]	15,000,000	14,957,328
4.70% due 10/22/24[1]	9,000,000	8,974,397
Total U.S. Treasury Bills
(Cost $23,931,725)		23,931,725

REPURCHASE AGREEMENTS††,2 - 26.4%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	39,947,302	39,947,302
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	32,994,614	32,994,614
Total Repurchase Agreements
(Cost $72,941,916)		72,941,916

Total Investments - 89.4%
(Cost $247,392,456)		$247,392,456
Other Assets & Liabilities, net - 10.6%		29,318,838
Total Net Assets - 100.0%		$276,711,294

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

378 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$93,909,838	$—	$93,909,838
Federal Agency Discount Notes	—	31,605,807	—	31,605,807
U.S. Government Securities	—	25,003,170	—	25,003,170
U.S. Treasury Bills	—	23,931,725	—	23,931,725
Repurchase Agreements	—	72,941,916	—	72,941,916
Total Assets	$—	$247,392,456	$—	$247,392,456

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 379

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $174,450,540)	$174,450,540
Repurchase agreements, at value (cost $72,941,916)	72,941,916
Receivables:
Fund shares sold	54,882,536
Interest	816,975
Total assets	303,091,967

Liabilities:
Payable for:
Fund shares redeemed	25,981,026
Transfer agent fees	103,846
Management fees	97,075
Portfolio accounting and administration fees	29,467
Distributions to shareholders	14,507
Trustees’ fees*	2,241
Miscellaneous	152,511
Total liabilities	26,380,673
Net assets	$276,711,294

Net assets consist of:
Paid in capital	$276,574,412
Total distributable earnings (loss)	136,882
Net assets	$276,711,294
Capital shares outstanding	276,552,068
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$7,036,250
Total investment income	7,036,250

Expenses:
Management fees	657,289
Transfer agent fees	224,017
Portfolio accounting and administration fees	198,691
Registration fees	113,047
Professional fees	44,842
Custodian fees	16,865
Trustees’ fees*	14,408
Miscellaneous	85,536
Total expenses	1,354,695
Net investment income	5,681,555

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,659
Net realized gain	1,659
Net increase in net assets resulting from operations	$5,683,214

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

380 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,681,555	$11,193,014
Net realized gain on investments	1,659	996
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	5,683,214	11,194,010

Distributions to shareholders	(5,681,555)	(11,193,012)

Capital share transactions:
Proceeds from sale of shares	2,624,274,502	4,820,555,785
Distributions reinvested	5,620,946	11,032,690
Cost of shares redeemed	(2,628,835,570)	(4,867,638,651)
Net increase (decrease) from capital share transactions	1,059,878	(36,050,176)
Net increase (decrease) in net assets	1,061,537	(36,049,178)

Net assets:
Beginning of period	275,649,757	311,698,935
End of period	$276,711,294	$275,649,757

Capital share activity:
Shares sold	2,624,274,502	4,820,555,785
Shares issued from reinvestment of distributions	5,620,811	11,032,702
Shares redeemed	(2,628,835,570)	(4,867,638,651)
Net increase (decrease) in shares	1,059,743	(36,050,164)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 381

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.02	— [c]	— [c]	.01
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	.02	.04	.02	— [c]	— [c]	.01
Less distributions from:
Net investment income	(.02)	(.04)	(.02)	—	—	(.01)
Net realized gains	—	— [c]	—	—	—	—
Total distributions	(.02)	(.04)	(.02)	—	—	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.19%	4.33%	1.86%	0.00%[d]	0.05%	0.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$276,711	$275,650	$311,699	$356,201	$348,971	$390,791
Ratios to average net assets:
Net investment income (loss)	4.32%	4.26%	1.81%	(0.04%)	0.00%[d]	1.01%
Total expenses	1.03%	1.05%	0.99%	0.95%	1.04%	1.06%
Net expenses[e]	1.03%	1.05%	0.86%	0.12%	0.16%	1.03%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Less than 0.01%.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

382 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the ”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2024, the Trust consisted of fifty-one funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

At September 30, 2024, Investor Class, Class A, Class C, Class H, and Money Market Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Certain Funds (“Sector Funds”) invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Sector Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

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Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund, S&P 500® Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2024, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

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Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

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(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(k) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at September 30, 2024.

(l) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of

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representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

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The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$660,273	$—
Nova Fund	Index exposure, Leverage, Liquidity	83,998,142	—
S&P 500® Fund	Index exposure, Liquidity	1,331,802	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	2,110,569
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	282,969,045	—
NASDAQ-100® Fund	Index exposure, Liquidity	19,737,640	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	4,453,649
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,966,800	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	186,319	—
Russell 2000® Fund	Index exposure, Liquidity	2,045,053	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	250,503

		Average Notional Amount
Fund	Use	Long	Short
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$413,178	$—
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity, Speculation	7,787,370	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	3,795,802
High Yield Strategy Fund	Duration, Index exposure, Liquidity	37,390,623	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	6,454,600
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	9,169,216	—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,965,462	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	3,962,774	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,793,696

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$2,625,201	$—
Nova Fund	Index exposure, Leverage, Liquidity	86,086,615	—
S&P 500® Fund	Index exposure, Liquidity	8,571,780	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	38,637,046
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	660,023,526	—
NASDAQ-100® Fund	Index exposure, Liquidity	61,989,765	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	13,912,785
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	7,647,710	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	370,921
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	5,509,300	—
Russell 2000® Fund	Index exposure, Liquidity	5,351,647	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	2,089,958

		Average Notional Amount
Fund	Use	Long	Short
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$217,110	$—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	1,542,397	—
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,825,988	—
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	627,497

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$756,954	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	561,783

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

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The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$453,333	$—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	34,650,000	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	6,033,333

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit default swap agreements	Unamortized upfront premiums paid on credit default swap agreements Unrealized appreciation on OTC swap agreements Variation margin on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements Unrealized depreciation on OTC swap agreements Variation margin on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2024
Dow Jones Industrial Average® Fund	$253	$19,719	$19,972
Nova Fund	871,885	518,829	1,390,714
S&P 500® Fund	62,746	47,642	110,388
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	4,467,184	2,576,149	7,043,333
NASDAQ-100® Fund	71,746	334,322	406,068
Mid-Cap 1.5x Strategy Fund	49,734	58,332	108,066
Russell 2000® 1.5x Strategy Fund	—	55,167	55,167
Russell 2000® Fund	6,550	43,433	49,983

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2024
Inverse S&P 500® Strategy Fund	$54,769	$238,793	$293,562
Inverse NASDAQ-100® Strategy Fund	60,801	59,801	120,602
Inverse Mid-Cap Strategy Fund	—	1,781	1,781
Inverse Russell 2000® Strategy Fund	4,368	17,716	22,084

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

390 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2024
Emerging Markets Bond Strategy Fund	$—	$—	$—	$—	$931	$1,385	$2,316
Inverse Government Long Bond Strategy Fund	—	—	—	—	48,167	—	48,167
High Yield Strategy Fund	—	—	—	—	—	8,131	8,131
Emerging Markets 2x Strategy Fund	—	129,540	—	—	—	—	129,540
Inverse Emerging Markets 2x Strategy Fund	—	47	—	—	—	—	47
Europe 1.25x Strategy Fund	11,198	—	9,549	—	—	—	20,747
Japan 2x Strategy Fund	257,015	—	—	—	—	—	257,015
Strengthening Dollar 2x Strategy Fund	—	—	5,647	—	—	—	5,647
Weakening Dollar 2x Strategy Fund	—	—	11,559	1,075	—	—	12,634

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2024
Government Long Bond 1.2x Strategy Fund	$—	$—	$—	$—	$39,527	$—	$39,527
High Yield Strategy Fund	—	—	—	—	71,346	—	71,346
Inverse High Yield Strategy Fund	—	—	—	—	11,119	2,803	13,922
Inverse Emerging Markets 2x Strategy Fund	—	7,938	—	—	—	—	7,938
Japan 2x Strategy Fund	—	—	26,035	—	—	—	26,035
Strengthening Dollar 2x Strategy Fund	—	—	—	436	—	—	436

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Equity swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended September 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Dow Jones Industrial Average® Fund	$(3,700)	$53,012	$—	$—	$49,312
Nova Fund	5,822,284	6,713,434	—	—	12,535,718
S&P 500® Fund	(256,889)	650,762	—	—	393,873
Inverse S&P 500® Strategy Fund	(260,014)	(4,360,718)	—	—	(4,620,732)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	14,416,015	6,657,756	—	—	21,073,771
NASDAQ-100® Fund	(1,422,605)	6,664,468	—	—	5,241,863
Inverse NASDAQ-100® Strategy Fund	(256,109)	(1,370,976)	—	—	(1,627,085)
Mid-Cap 1.5x Strategy Fund	12,254	129,875	—	—	142,129
Inverse Mid-Cap Strategy Fund	—	(11,924)	—	—	(11,924)
Russell 2000® 1.5x Strategy Fund	(5,241)	104,976	—	—	99,735
Russell 2000® Fund	(61,360)	86,504	—	—	25,144
Inverse Russell 2000® Strategy Fund	(17,509)	(144,346)	—	—	(161,855)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Dow Jones Industrial Average® Fund	$(45,967)	$(29,860)	$—	$—	$(75,827)
Nova Fund	(514,432)	(458,942)	—	—	(973,374)
S&P 500® Fund	28,720	(7,576)	—	—	21,144
Inverse S&P 500® Strategy Fund	(823)	66,768	—	—	65,945
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	2,833,321	(864,493)	—	—	1,968,828
NASDAQ-100® Fund	(121,897)	(68,856)	—	—	(190,753)
Inverse NASDAQ-100® Strategy Fund	(46,054)	10,468	—	—	(35,586)
Mid-Cap 1.5x Strategy Fund	(27,413)	(153,331)	—	—	(180,744)
Inverse Mid-Cap Strategy Fund	—	11,449	—	—	11,449
Russell 2000® 1.5x Strategy Fund	(13,073)	(144,803)	—	—	(157,876)
Russell 2000® Fund	(65,103)	(230,111)	—	—	(295,214)
Inverse Russell 2000® Strategy Fund	(4,368)	40,201	—	—	35,833

392 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Emerging Markets Bond Strategy Fund	$—	$—	$—	$—	$6,736	$—	$20,294	$27,030
Government Long Bond 1.2x Strategy Fund	—	—	—	—	193,268	—	—	193,268
Inverse Government Long Bond Strategy Fund	—	—	—	—	(197,483)	—	—	(197,483)
High Yield Strategy Fund	—	—	—	—	644,836	—	1,389,539	2,034,375
Inverse High Yield Strategy Fund	—	—	—	—	(126,282)	—	(223,181)	(349,463)
Emerging Markets 2x Strategy Fund	—	346,685	—	—	—	—	—	346,685
Inverse Emerging Markets 2x Strategy Fund	—	(37,709)	—	—	—	—	—	(37,709)
Europe 1.25x Strategy Fund	190,270	—	188,528	—	—	—	—	378,798
Japan 2x Strategy Fund	(597,586)	—	(37,313)	—	—	—	—	(634,899)
Strengthening Dollar 2x Strategy Fund	—	—	(85,470)	(19,623)	—	—	—	(105,093)
Weakening Dollar 2x Strategy Fund	—	—	(15,303)	1,717	—	—	—	(13,586)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Emerging Markets Bond Strategy Fund	$—	$—	$—	$—	$1,274	$—	$136	$1,410
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(148,423)	—	—	(148,423)
Inverse Government Long Bond Strategy Fund	—	—	—	—	98,422	—	—	98,422
High Yield Strategy Fund	—	—	—	—	(165,074)	—	(53,536)	(218,610)
Inverse High Yield Strategy Fund	—	—	—	—	7,057	—	10,419	17,476
Emerging Markets 2x Strategy Fund	—	195,414	—	—	—	—	—	195,414
Inverse Emerging Markets 2x Strategy Fund	—	(24,158)	—	—	—	—	—	(24,158)
Europe 1.25x Strategy Fund	(14,077)	—	29,381	—	—	1	—	15,305
Japan 2x Strategy Fund	181,898	—	101,963	—	—	—	—	283,861
Strengthening Dollar 2x Strategy Fund	—	—	(56,263)	(11,517)	—	—	—	(67,780)
Weakening Dollar 2x Strategy Fund	—	—	36,488	3,255	—	—	—	39,743

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs

394 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow Jones Industrial Average® Fund	Equity index swap agreements	$19,719	$—	$19,719	$—	$—	$19,719
Nova Fund	Equity index swap agreements	518,829	—	518,829	—	(120,000)	398,829
S&P 500® Fund	Equity index swap agreements	47,642	—	47,642	—	(20,000)	27,642
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Equity index swap agreements	2,576,149	—	2,576,149	—	(390,000)	2,186,149
NASDAQ-100® Fund	Equity index swap agreements	334,322	—	334,322	—	(230,762)	103,560
Mid-Cap 1.5x Strategy Fund	Equity index swap agreements	58,332	—	58,332	—	(49,115)	9,217
Russell 2000® 1.5x Strategy Fund	Equity index swap agreements	55,167	—	55,167	—	—	55,167
Russell 2000® Fund	Equity index swap agreements	43,433	—	43,433	—	—	43,433
Inverse Emerging Markets 2x Strategy Fund	Equity index swap agreements	47	—	47	—	—	47
Emerging Markets 2x Strategy Fund	Equity index swap agreements	129,540	—	129,540	—	(98,017)	31,523
High Yield Strategy Fund	Credit index swap agreements	3,789	—	3,789	—	—	3,789
Weakening Dollar 2x Strategy Fund	Currency Swap Agreements	1,075	—	1,075	—	—	1,075
Emerging Markets Bond Strategy Fund	Equity index swap agreements	974	—	974	—	—	974

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® Strategy Fund	Equity index swap agreements	$238,793	$—	$238,793	$(238,793)	$—	$—
Inverse NASDAQ-100® Strategy Fund	Equity index swap agreements	59,801	—	59,801	(38,377)	(21,424)	—
Inverse Mid-Cap Strategy Fund	Equity index swap agreements	1,781	—	1,781	(1,679)	(102)	—
Inverse Russell 2000® Strategy Fund	Equity index swap agreements	17,716	—	17,716	(16,050)	(1,666)	—
Inverse Emerging Markets 2x Strategy Fund	Equity index swap agreements	7,938	—	7,938	(7,938)	—	—
Strengthening Dollar 2x Strategy Fund	Currency Swap Agreements	436	—	436	(436)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Nova Fund	Goldman Sachs International	Total return swap agreements	$—	$120,000
S&P 500® Fund	Barclays Bank plc	Total return swap agreements	6,000	—
	Goldman Sachs International	Futures contracts	133,082	—
	Goldman Sachs International	Total return swap agreements	—	20,000
			139,082	20,000
Inverse S&P 500® Strategy Fund	Goldman Sachs International	Futures contracts	395,882	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	330,000
	BNP Paribas	Total return swap agreements	—	60,000
			—	390,000
NASDAQ-100® Fund	Barclays Bank plc	Total return swap agreements	24,133	260,000
	BNP Paribas	Total return swap agreements	—	100,000
	Goldman Sachs International	Total return swap agreements	—	110,000
			24,133	470,000
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	26,293	—
	Goldman Sachs International	Futures contracts	7,992	—
			34,285	—
Mid-Cap 1.5x Strategy Fund	Goldman Sachs International	Futures contracts	6,060	—
	Goldman Sachs International	Total return swap agreements	—	120,000
			6,060	120,000
Inverse Mid-Cap Strategy Fund	Barclays Bank plc	Total return swap agreements	1,000	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	13,000	—
Russell 2000® Fund	Barclays Bank plc	Total return swap agreements	6,000	—
	Goldman Sachs International	Futures contracts	1,932	—
			7,932	—

396 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	$10,000	$—
	Goldman Sachs International	Futures contracts	1,288	—
			11,288	—
Emerging Markets Bond Strategy Fund	Barclays Bank plc	Credit default swap agreements	70,452	—
	Goldman Sachs International	Futures contracts	232	—
Emerging Markets Bond Strategy Fund Total			70,684	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	149,463	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	586,273	—
	Goldman Sachs International	Credit default swap agreements	—	433,544
	Goldman Sachs International	Futures contracts	296,938	—
High Yield Strategy Fund Total			883,211	433,544
Inverse High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	594,612	—
Emerging Markets 2x Strategy Fund	Goldman Sachs International	Total return swap agreements	—	120,000
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	109	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
Dow Jones Industrial Average® Fund	0.75%
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Emerging Markets Bond Strategy Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
U.S. Government Money Market Fund	0.50%

398 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
$1 billion - $2 billion	0.050%
>$2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a separate Distribution Plan applicable to Class A shares and Class H shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2024, GFD retained sales charges of $222,401 relating to sales of Class A shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2024, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Dow Jones Industrial Average® Fund	$845
Nova Fund	9,131
Inverse S&P 500® Strategy Fund	5,313
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	3,751
NASDAQ-100® Fund	34,295
Inverse NASDAQ-100® Strategy Fund	1,085
Mid-Cap 1.5x Strategy Fund	1,104
Inverse Mid-Cap Strategy Fund	58
Russell 2000® 1.5x Strategy Fund	697
Inverse Russell 2000® Strategy Fund	554
Government Long Bond 1.2x Strategy Fund	1,112
Inverse Government Long Bond Strategy Fund	4,922
High Yield Strategy Fund	1,658
Inverse High Yield Strategy Fund	469
Europe 1.25x Strategy Fund	88

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 399

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100 2x Strategy Fund to the extent necessary to keep net operating expenses for Class A, Class C and Class H shares ( including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnifi cation, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s Class A, Class C and Class H shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and /or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board of Trustees.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the Inverse S&P 500® Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100® Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow Jones Industrial Average Fund, Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000 1.5x Strategy Fund, Russell 2000 Fund, Inverse Russell 2000 Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P 600® Pure Value Fund, Emerging Markets Bond Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

On May 21, 2024, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse, in addition to other contractual wavier and/or reimbursement arrangements, expenses for Europe 1 25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This arrangement went into effect on August 1, 2024 and the end of the initial term is August 1, 2025. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice to GI In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

400 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strip
4.86%			0.00%
Due 10/01/24	$147,358,750	$147,378,643	Due 08/15/25	$155,537,427	$150,305,926

BofA Securities, Inc.			U.S. Treasury Strip
4.85%			0.00%
Due 10/01/24	121,711,476	121,727,874	Due 05/15/32	165,639,580	124,145,706

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 401

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Banking Fund	$67,855	$(67,855)	$—	$69,753	$—	$69,753
Basic Materials Fund	625,216	(625,216)	—	654,014	—	654,014
Biotechnology Fund	2,101,267	(2,101,267)	—	2,236,257	—	2,236,257
Electronics Fund	2,576,405	(2,576,405)	—	2,641,043	—	2,641,043
Energy Fund	552,248	(552,248)	—	570,260	—	570,260
Energy Services Fund	201,562	(201,562)	—	207,758	—	207,758
Financial Services Fund	144,254	(144,254)	—	148,211	—	148,211
Health Care Fund	132,672	(132,672)	—	136,964	—	136,964
Internet Fund	79,910	(79,910)	—	81,434	—	81,434
Leisure Fund	93,073	(93,073)	—	96,913	—	96,913
Precious Metals Fund	6,982,138	(6,982,138)	—	7,547,657	—	7,547,657
Real Estate Fund	34,240	(34,240)	—	36,581	—	36,581
Technology Fund	542,871	(542,871)	—	569,606	—	569,606
Telecommunications Fund	219,919	(219,919)	—	223,330	—	223,330
Transportation Fund	381,436	(381,436)	—	403,056	—	403,056
Utilities Fund	13,295	(13,295)	—	14,674	—	14,674

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			S ecurities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Nova Fund	$8,326	$(8,326)	$—	$8,820	$—	$8,820
S&P 500® Fund	23,290	(23,290)	—	24,671	—	24,671
NASDAQ-100® Fund	1,682,430	(1,682,430)	—	1,746,916	—	1,746,916
Mid-Cap 1.5x Strategy Fund	30,868	(30,868)	—	31,806	—	31,806
Russell 2000® 1.5x Strategy Fund	55,311	(55,311)	—	58,826	—	58,826
Russell 2000® Fund	240,978	(240,978)	—	251,648	—	251,648
S&P 500® Pure Value Fund	140,407	(140,407)	—	148,736	—	148,736
S&P MidCap 400® Pure Value Fund	28,130	(28,130)	—	28,899	—	28,899
S&P SmallCap 600® Pure Growth Fund	35,133	(35,133)	—	36,591	—	36,591
S&P SmallCap 600® Pure Value Fund	41,845	(41,845)	—	44,706	—	44,706
Emerging Markets 2x Strategy Fund	108,517	(108,517)	—	112,491	—	112,491
Europe 1.25x Strategy Fund	60,891	(60,891)	—	63,108	—	63,108

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

402 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$4,548,973	$556,626	$(226)	$556,400
Basic Materials Fund	18,251,183	10,359,854	(210,169)	10,149,685
Biotechnology Fund	65,008,566	52,165,856	(3,589,993)	48,575,863
Consumer Products Fund	30,339,818	24,651,504	(344,808)	24,306,696
Electronics Fund	92,273,777	47,280,427	(3,678,063)	43,602,364
Energy Fund	17,438,474	3,978,520	(167,575)	3,810,945
Energy Services Fund	7,299,966	—	(346,766)	(346,766)
Financial Services Fund	15,345,308	1,355,978	(7,361)	1,348,617
Health Care Fund	17,467,307	6,810,521	(161,586)	6,648,935
Internet Fund	7,847,762	4,594,243	(107,353)	4,486,890
Leisure Fund	4,975,888	2,336,447	(48,956)	2,287,491
Precious Metals Fund	102,588,137	4,681,913	—	4,681,913
Real Estate Fund	6,676,554	978,755	(1,344)	977,411
Retailing Fund	5,610,265	2,406,902	(124,271)	2,282,631
Technology Fund	38,297,097	27,226,555	(849,038)	26,377,517
Telecommunications Fund	6,971,461	524,184	(43,501)	480,683
Transportation Fund	6,815,243	2,370,182	(76,573)	2,293,609
Utilities Fund	24,965,522	4,930,779	(16,515)	4,914,264

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 403

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow Jones Industrial Average® Fund	$15,248,858	$4,587,663	$(6,068)	$4,581,595
Nova Fund	223,125,288	15,034,005	(25,554)	15,008,451
S&P 500® Fund	179,994,330	60,302,673	(621,918)	59,680,755
Inverse S&P 500® Strategy Fund	67,466,253	57,233	(293,794)	(236,561)
Monthly Rebalance Nasdaq-100 2x Strategy Fund	760,705,682	27,957,279	(666,013)	27,291,266
NASDAQ-100® Fund	558,261,599	1,318,539,883	(8,577,040)	1,309,962,843
Inverse NASDAQ-100® Strategy Fund	14,853,685	44,187	(120,602)	(76,415)
Mid-Cap 1.5x Strategy Fund	10,285,176	2,515,053	(177,659)	2,337,394
Inverse Mid-Cap Strategy Fund	264,820	818	(1,781)	(963)
Russell 2000® 1.5x Strategy Fund	6,344,490	983,047	(770,454)	212,593
Russell 2000® Fund	15,822,401	2,252,063	(1,134,859)	1,117,204
Inverse Russell 2000® Strategy Fund	1,923,447	21,060	(22,084)	(1,024)
S&P 500® Pure Growth Fund	132,622,501	16,076,464	(265,964)	15,810,500
S&P 500® Pure Value Fund	9,614,467	969,912	(16,712)	953,200
S&P MidCap 400® Pure Growth Fund	27,072,622	6,864,106	(1,112,261)	5,751,845
S&P MidCap 400® Pure Value Fund	4,535,084	1,074,545	(149,878)	924,667
S&P SmallCap 600® Pure Growth Fund	3,283,010	875,431	(27,885)	847,546
S&P SmallCap 600® Pure Value Fund	5,059,529	692,057	(72,748)	619,309

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Emerging Markets Bond Strategy Fund	$655,271	$2,316	$—	$2,316
Government Long Bond 1.2x Strategy Fund	29,933,920	—	(258,032)	(258,032)
Inverse Government Long Bond Strategy Fund	13,530,744	75,163	—	75,163
High Yield Strategy Fund	57,642,550	51,660	(72,970)	(21,310)
Inverse High Yield Strategy Fund	5,279,985	6,510	(13,923)	(7,413)
Emerging Markets 2x Strategy Fund	2,664,562	551,862	(1,247)	550,615
Inverse Emerging Markets 2x Strategy Fund	319,197	47	(7,938)	(7,891)
Europe 1.25x Strategy Fund	1,492,382	275,627	(4)	275,623
Japan 2x Strategy Fund	1,721,855	257,074	(26,035)	231,039
Strengthening Dollar 2x Strategy Fund	1,788,776	5,652	(436)	5,216
Weakening Dollar 2x Strategy Fund	1,231,544	12,638	—	12,638
U.S. Government Money Market Fund	247,392,456	—	—	—

404 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$12,943,708	$34,168,998
Basic Materials Fund	7,639,496	10,517,080
Biotechnology Fund	35,190,020	41,035,858
Consumer Products Fund	23,805,551	32,523,845
Electronics Fund	73,615,891	40,368,369
Energy Fund	63,916,528	73,916,693
Energy Services Fund	9,196,248	15,975,024
Financial Services Fund	19,463,162	39,597,800
Health Care Fund	16,888,549	18,582,102
Internet Fund	6,633,558	33,649,363
Leisure Fund	2,565,164	4,082,122
Precious Metals Fund	219,815,100	198,929,021
Real Estate Fund	9,841,095	5,673,863
Retailing Fund	13,530,964	15,686,081
Technology Fund	44,638,614	34,143,846
Telecommunications Fund	9,902,428	7,172,151
Transportation Fund	3,286,352	5,896,876
Utilities Fund	37,020,898	26,551,872

Fund	Purchases	Sales
Dow Jones Industrial Average® Fund	$2,851,236	$7,365,074
Nova Fund	279,460,780	347,278,068
S&P 500® Fund	121,416,245	109,146,424
Inverse S&P 500® Strategy Fund	—	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,681,090,286	1,600,247,376
NASDAQ-100® Fund	245,002,603	315,373,509
Inverse NASDAQ-100® Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	3,338,061	3,436,440
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	452,577	473,780
Russell 2000® Fund	1,332,643	12,155,867
Inverse Russell 2000® Strategy Fund	—	—
S&P 500® Pure Growth Fund	184,581,452	76,717,009
S&P 500® Pure Value Fund	169,632,249	167,138,871
S&P MidCap 400® Pure Growth Fund	354,030,555	538,311,327
S&P MidCap 400® Pure Value Fund	2,790,667	3,546,743
S&P SmallCap 600® Pure Growth Fund	175,865,021	175,622,514
S&P SmallCap 600® Pure Value Fund	213,802,515	209,768,859

Fund	Purchases	Sales
Emerging Markets Bond Strategy Fund	$—	$—
Government Long Bond 1.2x Strategy Fund	—	1,800,000
Inverse Government Long Bond Strategy Fund	—	3,300,000
High Yield Strategy Fund	—	—
Inverse High Yield Strategy Fund	—	—
Emerging Markets 2x Strategy Fund	6,102,281	6,574,769
Inverse Emerging Markets 2x Strategy Fund	—	—
Europe 1.25x Strategy Fund	39,179,301	39,950,503
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 405

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended September 30, 2024, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$167,251,281	$157,028,359
Inverse Government Long Bond Strategy Fund	59,807,625	56,909,188

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended September 30, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$1,768,008	$2,457,460	$2,936
Basic Materials Fund	753,945	1,495,903	140,841
Biotechnology Fund	1,216,651	1,339,476	124,851
Consumer Products Fund	1,482,947	3,438,873	510,696
Electronics Fund	5,023,594	3,104,570	(218,639)
Energy Fund	8,448,456	10,658,989	599,034
Energy Services Fund	2,102,542	3,781,296	327,712
Financial Services Fund	4,001,164	2,757,123	15,440
Health Care Fund	2,772,704	1,472,758	(5,287)
Internet Fund	992,240	7,977,242	716,155
Leisure Fund	373,724	397,000	3,842
Precious Metals Fund	13,526,998	2,232,373	363
Real Estate Fund	1,825,361	1,788,364	(17,743)
Retailing Fund	2,391,152	1,349,246	42,061
Technology Fund	8,971,937	7,406,867	(65,231)
Telecommunications Fund	1,230,181	701,859	1,124
Transportation Fund	303,171	392,860	58,345
Utilities Fund	4,606,523	1,413,530	(1,454)

Fund	Purchases	Sales	Realized Gain (Loss)
Dow Jones Industrial Average® Fund	$1,833,603	$582,517	$47,204
Nova Fund	110,827,176	183,529,084	12,733,963
S&P 500® Fund	51,457,103	57,324,030	244,766
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	179,646,793	254,587,034	26,406,614
NASDAQ-100® Fund	55,834,191	63,363,800	14,345,134
Mid-Cap 1.5x Strategy Fund	1,183,583	482,646	53,957
Russell 2000® Fund	—	10,721,224	(1,465,625)
S&P 500® Pure Growth Fund	22,897,017	5,108,181	101,829
S&P 500® Pure Value Fund	2,365,133	5,097,589	10,698
S&P MidCap 400 Pure Growth Fund	1,910,326	3,548,880	663,658
S&P MidCap 400 Pure Value Fund	268,238	458,212	(124,526)
S&P SmallCap 600 Pure Growth Fund	932,472	1,518,382	(48,236)
S&P SmallCap 600 Pure Value Fund	1,024,953	624,256	41,498

Fund	Purchases	Sales	Realized Gain (Loss)
Emerging Markets 2x Strategy Fund	$—	$42,318	$374
Europe 1.25x Strategy Fund	1,021,358	347,869	2,793

406 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and on November 18, 2024, a new line of credit agreement was entered into which expires on November 17, 2025. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.48% for the period ended September 30, 2024. The Funds did not have any borrowings outstanding under this agreement at September 30, 2024.

The average daily balances borrowed for the period ended September 30, 2024, were as follows:

Fund	Average Daily Balance
Banking Fund	$2,384
Basic Materials Fund	542
Biotechnology Fund	115
Consumer Products Fund	2,441
Energy Fund	866
Energy Services Fund	1,071
Financial Services Fund	2,699
Health Care Fund	8
Leisure Fund	216
Precious Metals Fund	71
Real Estate Fund	553
Retailing Fund	279
Telecommunications Fund	392
Transportation Fund	241
Utilities Fund	1,068

Fund	Average Daily Balance
Nova Fund	$1,764
Mid-Cap 1.5x Strategy Fund	101
Russell 2000® 1.5x Strategy Fund	893
S&P 500® Pure Growth Fund	468
S&P 500® Pure Value Fund	879
S&P MidCap 400® Pure Growth Fund	129
S&P SmallCap 600® Pure Growth Fund	400
S&P SmallCap 600® Pure Value Fund	447

Note 11– Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, extreme weather, natural/environmental or man made disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

408 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

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ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

412 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Rydex Series Funds Board of Trustees

The Board of Trustees of Rydex Series Funds (the “Trust”), including the Independent Trustees, approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund*
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

414 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and on May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in a recommendation to the Board in 2024 for Long Short Equity Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreement was being considered for renewal. The Committee considered the potential timing of the Proposed Liquidation and that the continuation of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board, and would provide for the operation of the Fund to continue in the event the Board does not approve the Proposed Liquidation.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage Long Short Equity Fund in the best interest of the Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to the Fund, including until the Proposed Liquidation, if approved by the Board, is completed. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds,

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Tradable Funds and that the Tradable Funds continued to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2023, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that although the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2023, the Fund outperformed the comparable peer fund over the one-year time period and no performance information was available for the comparable peer fund over the five-year and three-year time periods.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of each Alternative Fund’s Institutional Class shares ranked in the third quartile or better of its performance universe for each of the five-year and three-year periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites (which also employs a daily rebalance feature) is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite (which employs a monthly rebalance feature) is directly comparable. The Committee noted that the contractual advisory fee for each Fund’s Class H shares, other than the Monthly Rebalance NASDAQ-100 2x Strategy Fund, was equal to or lower than the contractual advisory fee charged to the comparable peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and the total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee and total net expense ratio were higher than those of the comparable peer fund, but noted management’s statement that it believes that the peer fund’s unique structural arrangement of investing in a master portfolio managed by an unaffiliated investment adviser may result in the peer fund’s stated advisory fees being understated.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2024 for an initial term ending August 1, 2025, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also considered the continuation through August 1, 2025 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also noted the continuation through August 1, 2025 of management’s separate agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets3 by 0.05% of its average daily net assets and, with respect to NASDAQ-100 Fund, to reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by

[3]

Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

With respect to the Tradable Funds, the Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds, a separate trust, equal or exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

420 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (concluded)

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Liquidation for Long Short Equity Fund and determined that the renewal of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board, and would provide for the operation of the Fund to continue in the event the Board does not approve the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Liquidation at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 421

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)      A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2024

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer, and Treasurer

Date	December 6, 2024

*	Print the name and title of each signing officer under his or her signature.